                                          REGISTRATION NOS. 002-32783/811-03240

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-4

                               -----------------

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                     Pre-Effective Amendment No.        [_]
                     Post Effective Amendment No. 75    [X]
                                                  --

and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                     Amendment No. 213                  [X]
                                   ---
                               -----------------

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT A
                          (EXACT NAME OF REGISTRANT)

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

                   2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019
        (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                                (713) 831-3299
              (DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                        AMERICAN HOME ASSURANCE COMPANY
                              (NAME OF GUARANTOR)

                     175 WATER STREET, NEW YORK, NY 10038
        (ADDRESS OF GUARANTOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                                (212) 770-7000
              (GUARANTOR'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                               -----------------

                              MARK MATTHES, ESQ.
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                   2919 ALLEN PARKWAY, HOUSTON, TEXAS 77019
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                               -----------------

It is proposed that this filing will become effective:
[X]   immediately upon filing pursuant to paragraph (b) of Rule 485
[_]   on [_] pursuant to paragraph (b) of Rule 485
[_]   60 days after filing pursuant to paragraph (a) (1) of Rule 485
[_]   on [date] pursuant to paragraph (a) (1) of Rule 485

                               -----------------

TITLE OF SECURITIES BEING REGISTERED: (i) Units of interests in Separate Account A of The Variable Annuity Life Insurance Company under variable annuity contracts GUP and GTS-VA Contract Series and (ii) a guarantee related to insurance obligations under certain variable annuity contracts.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

UNITS OF INTEREST UNDER GROUP UNIT PURCHASE AND
GROUP FIXED AND VARIABLE DEFERRED ANNUITY CONTRACTS

GUP AND GTS-VA


PROSPECTUS                                                           MAY 1, 2015


Group Unit Purchase Contracts, or GUP, and Group Variable Annuity Deferred Contracts, or GTS-VA (the "Contracts"), consist of flexible and single Purchase Payment group fixed and variable deferred annuity contracts that are offered by The Variable Annuity Life Insurance Company ("VALIC") to Participants in certain employer sponsored qualified retirement plans. The Contracts may be available to you when you participate in a retirement program that qualifies for deferral of federal income taxes. The Contracts described in this prospectus were formerly offered through Separate Account One and Separate Account Two of VALIC.

The Contracts permit you to invest in and receive retirement benefits in the Fixed Account Option and the Variable Account Option described in this prospectus. The Variable Account Option invests in the Stock Index Fund, a separate portfolio of VALIC Company I.

--------------------------------------------------------------------------------

This prospectus provides information employers and Participants should know before investing in the Contracts and will help Participants make decisions for selecting various investment options and benefits. Please read and retain this prospectus for future reference.


A Statement of Additional Information ("SAI"), dated May 1, 2015, contains additional information about the Contracts and is part of this prospectus. For a free copy call 1-800-428-2542. The table of contents for the SAI is shown at the end of this prospectus. The SAI has been filed with the Securities and Exchange Commission ("SEC") and is available along with other related materials at the SEC's Internet web site (http://www.sec.gov).


INVESTMENT IN THE CONTRACTS IS SUBJECT TO RISK THAT MAY CAUSE THE VALUE OF THE OWNER'S INVESTMENT TO FLUCTUATE, AND WHEN THE CONTRACTS ARE SURRENDERED, THE VALUE MAY BE HIGHER OR LOWER THAN THE PURCHASE PAYMENTS.

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                         PAGE                                                 PAGE
                                         ----                                                 ----
GLOSSARY OF TERMS.......................   1      PAYOUT PERIOD..............................  13
                                                     Fixed Payout............................  13
FEE TABLES..............................   2         Assumed Investment Rate.................  13
                                                     Variable Payout.........................  13
SELECTED PURCHASE UNIT DATA.............   3         Combination Fixed and Variable Payout...  14
                                                     Partial Annuitization...................  14
SUMMARY.................................   3         Payout Date.............................  14
                                                     Payout Options..........................  14
GENERAL INFORMATION.....................   5         Level Payments Option...................  15
   About the Contracts..................   5         Payout Information......................  15
   About VALIC..........................   5
   American Home Assurance Company......   5      SURRENDER OF ACCOUNT VALUE.................  16
   About VALIC Separate Account A.......   6         When Surrenders Are Allowed.............  16
   Units of Interest....................   6         Surrender Process.......................  16
   Distribution of the Contracts........   6         Amount That May Be Surrendered..........  16
                                                     Surrender Restrictions..................  16
FIXED ACCOUNT OPTION....................   7         Partial Surrenders......................  17

VARIABLE ACCOUNT OPTION.................   7      EXCHANGE PRIVILEGES........................  17

PURCHASE PERIOD.........................   7      DEATH BENEFITS.............................  17
   Account Establishment................   7         The Process.............................  17
   When Your Account Will be Credited...   8         Beneficiary Information.................  17
   Purchase Units.......................   9         During the Purchase Period..............  18
   Calculation of Value for                          During the Payout Period................  18
       Fixed Account Option..............  9
   Calculation of Value for Variable              OTHER CONTRACT FEATURES....................  18
       Account Option....................  9         Changes That May Not Be Made............  18
   Stopping Purchase Payments...........   9         Change of Beneficiary...................  18
                                                     Cancellation - The 10 Day "Free Look"...  19
TRANSFERS BETWEEN INVESTMENT OPTIONS      10         We Reserve Certain Rights...............  19
   During the Purchase Period--Policy                Relationship to Employer's Plan.........  19
       Against Market Timing and                     Assigning Your Contract.................  19
       Frequent Transfers................ 10
   Communicating Transfer or                      VOTING RIGHTS..............................  20
       Reallocation Instructions......... 10         Who May Give Voting Instructions........  20
   Effective Date of Transfer...........  11         Determination of Fund Shares
   Transfers During the Payout Period...  11           Attributable to Your Account..........  20
                                                     How Fund Shares Are Voted...............  20
FEES AND CHARGES........................  11
   Sales and Administrative Charge......  11      FEDERAL TAX MATTERS........................  20
   Premium Tax Charge...................  12         Type of Plans...........................  20
   Separate Account Charges.............  12         Tax Consequences in General.............  21
   Other Charges........................  12
   Reduction from Total Expenses........  12      LEGAL PROCEEDINGS..........................  22

                                                  FINANCIAL STATEMENTS.......................  23

                                                  TABLE OF CONTENTS OF STATEMENT OF
                                                    ADDITIONAL INFORMATION                     23

GLOSSARY OF TERMS
--------------------------------------------------------------------------------

Unless otherwise specified in this prospectus, the words "we," "us," "our," "Company," and "VALIC" mean The Variable Annuity Life Insurance Company and the words "you" and "your" mean the Participant. Other specific terms we use in this prospectus are:

ACCOUNT VALUE - the total sum of your   PAYOUT PAYMENTS - annuity payments
Fixed Account Option and/or Variable    withdrawn in a steady stream during
Account Option that has not yet been    the Payout Period.
applied to your Payout Payments.
                                        PAYOUT PERIOD - the time when you
ANNUITANT - the individual (in most     begin to withdraw your money in
cases, you) to whom Payout Payments     Payout Payments. This may also be
will be paid.                           called the "Annuity Period."

ASSUMED INVESTMENT RATE - the rate      PAYOUT UNIT - a measuring unit used
used to determine your first monthly    to calculate Payout Payments from
Payout Payment per thousand dollars     your Variable Account Option. Payout
of account value in your Variable       Units measure value, which is
Account Option.                         calculated just like the Purchase
                                        Unit value for each Variable Account
BENEFICIARY - the individual            Option except that the initial Payout
designated to receive Payout Payments   Unit includes a factor for the
upon the death of the Annuitant.        Assumed Investment Rate selected.
                                        Payout Unit values will vary with the
BUSINESS DAY - any weekday that the     investment experience of the VALIC
New York Stock Exchange ("NYSE") is     Separate Account A Division.
open for trading. Normally, the NYSE
is open Monday through Friday through   PROOF OF DEATH - a certified copy of
4:00 p.m. Eastern time ('Market         the death certificate, a certified
Close"). On holidays or other days      copy of a decree of a court of
when the NYSE is closed, such as Good   competent jurisdiction as to death, a
Friday, the Company is not open for     written statement by an attending
business.                               physician, or any other proof
                                        satisfactory to VALIC.
CONTRACT OWNER - the individual or
entity to whom the Contract is          PURCHASE PAYMENTS - an amount of
issued. For a group Contract, the       money you or your employer pay to
Contract Owner will be the employer     VALIC to receive the benefits of a
purchasing the Contract for a           Contract.
retirement plan.
                                        PURCHASE PERIOD - the accumulation
DIVISION - the portion of the           period or time between your first
Separate Account invested in a          Purchase Payment and the beginning of
particular Mutual Fund. Each Division   your Payout Period (or surrender).
is a sub-account of VALIC Separate
Account A.                              PURCHASE UNIT - a unit of interest
                                        owned by you in your Variable Account
FIXED ACCOUNT OPTION - an account       Option.
that is guaranteed to earn at least a
minimum rate of interest while          SYSTEMATIC WITHDRAWALS - payments
invested in VALIC's general account.    withdrawn on a regular basis during
                                        the Purchase Period.
HOME OFFICE - located at 2929 Allen
Parkway, Houston, Texas 77019.          VALIC SEPARATE ACCOUNT A OR SEPARATE
                                        ACCOUNT - a segregated asset account
MUTUAL FUND OR FUND - the investment    established by VALIC under the Texas
portfolio(s) of a registered open-end   Insurance Code. The purpose of the
management investment company, which    VALIC Separate Account A is to
serves as the underlying investment     receive and invest your Purchase
vehicle for each Division represented   Payments and Account Value in the
in VALIC Separate Account A.            Variable Account Option, if selected.

PARTICIPANT - the individual (in most   VARIABLE ACCOUNT OPTION - investment
cases, you) who makes Purchase          options that correspond to Separate
Payments or for whom Purchase           Account Divisions offered by the
Payments are made.                      Contracts.

PARTICIPANT YEAR - a 12 month period
starting with the issue date of a
Participant's Contract certificate
and each anniversary of that date.

FEE TABLES
--------------------------------------------------------------------------------

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU MAY PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS.

                                                                     GUP     GTS-VA
                                                                  CONTRACTS CONTRACTS
                                                                  --------- ---------
CONTRACT OWNER/PARTICIPANT TRANSACTION EXPENSES
Maximum Sales and Administrative Charge
(as a percentage of Purchase Payments)...........................    5.00%     5.00%
Maximum Loan Application Fee (per loan)..........................  $   60    $   60
State Premium Taxes (as a percentage of the amount annuitized)...   0-3.5%    0-3.5%

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING THE VARIABLE ACCOUNT OPTION FEES AND EXPENSES.



                                                                     GUP      GTS-VA
                                                                  CONTRACTS  CONTRACTS
                                                                  ---------  ---------
SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average daily account value invested in the
  Separate Account
   Mortality and Expense Risk Fee...............................      1.00%      0.70%/(1)/
   Total Separate Account Expenses /(2)/........................      1.00%      0.70%

/(1)/ The Mortality and Expense Risk Fee may vary depending upon the total assets attributable to the GTS-VA Contracts but will never exceed 0.70%. SEE FOOTNOTE (2) BELOW AND "FEES AND CHARGES- SEPARATE ACCOUNT CHARGES" FOR MORE INFORMATION.

/(2)/ The Company has agreed to a permanent guaranteed expense limitation on the Total Separate Account Expenses for the GUP Contracts and the GTS-VA Contracts. Pursuant to the expense limitation, the Company will limit the Total Separate Account Expenses to the extent necessary so that the sum of the Mortality and Expense Risk Fee and the Total Annual Mutual Fund Operating Expenses of the VALIC Company I Stock Index Fund does not exceed the following annual rates:

     . For the GUP Contracts: 1.42% of total net assets in the Separate Account attributable to the GUP Contracts; and

     . For the GTS-VA Contracts: 0.70% of the total net assets in the Separate
       Account attributable to the GTS-VA Contracts.


     For the year ending December 31, 2014, the Total Separate Account Expenses after expense waivers for the GUP Contracts and GTS-VA Contracts were 1.00% and 0.35%, respectively, as a percentage of average net assets invested in the Separate Account. FOR ADDITIONAL INFORMATION, SEE "FEES AND CHARGES - REDUCTION FROM TOTAL EXPENSES."



THE NEXT TABLE SHOWS THE TOTAL OPERATING EXPENSES CHARGED BY THE VALIC COMPANY I STOCK INDEX FUND FOR THE YEAR ENDED DECEMBER 31, 2014. EXPENSES MAY BE HIGHER OR LOWER IN FUTURE YEARS. MORE DETAIL CONCERNING THE FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR THE FUND.



TOTAL ANNUAL MUTUAL FUND OPERATING EXPENSES
(Expenses that are deducted from the assets of VALIC Company I Stock Index Fund, including management fees, distribution and/or service (12b-1) fees, and other expenses)...................................................................... 0.35%


EXAMPLE

This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses and the Variable Account Option fees and expenses.

The example assumes that you invest a single Purchase Payment of $10,000 in the Contract for the time periods indicated, less the front end sales charge. The example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses for a Variable Account Option. The example does not include the effect of premium taxes upon annuitization, which, if reflected, would result in higher costs. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

IF YOU SURRENDER, ANNUITIZE, OR DO NOT SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:



         CONTRACT        1 YEAR       3 YEARS       5 YEARS       10 YEARS
         --------        ------       -------       -------       --------
         GUP......       $  581        $   859      $ 1,157       $  2,006
         GTS-VA...       $  518        $   663      $   821       $  1,281


Note: This example should not be considered representative of past or future expenses for VALIC Separate Account A or for the Stock Index Fund. Actual expenses may be greater or less than those shown above. Similarly, the 5% annual rate of return assumed in the example is not an estimate or guarantee of future investment performance.

SELECTED PURCHASE UNIT DATA
--------------------------------------------------------------------------------

Purchase Units shown are for a Purchase Unit outstanding throughout the year.


                                    NUMBER OF                                         NUMBER OF
                           UNIT       UNITS                       UNIT      UNIT        UNITS
FUND         UNIT VALUE   VALUE    OUTSTANDING  FUND             VALUE     VALUE     OUTSTANDING
NAME   YEAR    AT 1/1    AT 12/31   AT 12/31    NAME     YEAR    AT 1/1   AT 12/31    AT 12/31
----   ----  ----------  --------  -----------  ----     ----    ------   --------   -----------
Stock Index Fund (Division 10A) (GUP Contracts)  Stock Index Fund (Division 10B) (GTS-VA Contracts)
       2014    36.509     40.946    3,001,516            2014    64.553    72.887      172,564
       2013    27.954     36.509    3,396,561            2013    48.562    64.553      190,252
       2012    24.430     27.954    3,791,783            2012    42.275    48.562      203,700
       2011    24.234     24.430    4,311,896            2011    41.470    42.275      226,142
       2010    21.342     24.234    4,854,757            2010    36.519    41.470      254,532
       2009    17.086     21.342    5,426,129            2009    29.065    36.519      283,500
       2008    27.485     17.086    6,221,690            2008    46.495    29.065      342,835
       2007    26.409     27.485    7,438,170            2007    44.399    46.495      393,539
       2006    23.112     26.409    8,641,455            2006    38.638    44.399      433,212
       2005    22.326     23.112   10,024,961            2005    37.112    38.638      500,457


SUMMARY
--------------------------------------------------------------------------------

A summary of the Contracts' major       Adviser: VALIC. Sub-adviser:
features is presented below. For a      SunAmerica Asset Management LLC
more detailed discussion of the         ("SunAmerica"). SunAmerica is
Contracts, please read the entire       affiliated with VALIC due to common
prospectus carefully.                   parent company ownership.

FIXED AND VARIABLE OPTIONS              Details about the investment
                                        objective and strategy of the Stock
The Contracts offer a choice of one     Index Fund can be found in the
Variable Account Option and one Fixed   section of the prospectus entitled
Account Option.                         "Variable Account Option," and also
                                        in the current VALIC Company I
FIXED ACCOUNT OPTION                    prospectus, available at
Fixed Account Plus - invests in the     www.valic.com (or call
general account assets of the           1-800-428-2542).
Company. This account provides
fixed-return investment growth for      GUARANTEED DEATH BENEFIT
the long-term. It is credited with
interest at rates set by VALIC. The     The Contract offers a death benefit
account is guaranteed to earn at        upon death of the Annuitant during
least a minimum rate of interest.       the Purchase Period equal to the
There are limitations on transfers      greater of Account Value or Purchase
out of this option.                     Payments reduced by withdrawals.

VARIABLE ACCOUNT OPTION                 TRANSFERS
Stock Index Fund - seeks long-term
capital growth through investments in   There is no charge to transfer your
common stocks that, as a group, are     money between the Variable Account
expected to provide investment          Option and the Fixed Account Option
results closely corresponding to the    during the Purchase Period. FOR MORE
performance of the S&P 500(R) Index.    INFORMATION ON

ACCOUNT TRANSFERS, SEE THE "TRANSFERS   provide other important features and
BETWEEN INVESTMENT OPTIONS" SECTION     benefits such as the income payout
IN THIS PROSPECTUS.                     option, which means that you can
                                        choose to receive periodic payments
FEES AND CHARGES                        for the rest of your life or for a
                                        certain number of years, and a
SALES AND ADMINISTRATIVE CHARGES.       minimum guaranteed death benefit,
Generally, a Sales and Administrative   which protects your Beneficiaries if
Charge of up to 5.00% will be           you die before you begin the income
deducted from Purchase Payments. SEE    payout option. Mortality and expense
"FEES AND CHARGES - SALES AND           risk fees are charged for these
ADMINISTRATIVE CHARGE."                 benefits, as described in the "Fees
                                        and Charges" section of this
PREMIUM TAX CHARGE. Premium taxes       prospectus. Before purchasing a
ranging from zero to 3.5% are           deferred annuity for use in a
currently imposed by certain states     qualified retirement plan or program,
and municipalities. For a detailed      you should seek tax advice from your
discussion on timing and deduction of   own tax advisor. FOR A MORE DETAILED
premium taxes see the section of this   DISCUSSION OF THESE INCOME TAX
prospectus entitled "Fees and Charges   PROVISIONS, SEE "FEDERAL TAX MATTERS."
- Premium Tax Charge."
                                        PURCHASE REQUIREMENTS
SEPARATE ACCOUNT CHARGES. For GUP
Contracts, if you choose the Variable   FOR MORE INFORMATION ON PURCHASE
Account Option you will incur a         PAYMENTS, REFER TO THE "PURCHASE
mortality and expense risk fee          PERIOD" SECTION OF THE PROSPECTUS.
computed at an aggregate annualized
rate of 1.00% on the average daily      GUP CONTRACTS. Under the GUP
net asset value of VALIC Separate       Contracts, the minimum initial and
Account A. For GTS-VA Contracts, if     subsequent Purchase Payments per a
you choose the Variable Account         Participant in a group is $25 if the
Option you will incur a mortality and   entire Purchase Payment is allocated
expense risk fee at an annual rate      to the Variable Account Option and
which will vary based on the average    $30 if the Purchase Payment is split
daily net assets in your group's plan   between the Variable Account Option
attributable to the Contracts. The      and the Fixed Account Option. In
Total Separate Account Expense for      certain group plans, the minimum
the Contracts also is subject to a      initial Purchase Payment must be at
contractual expense limitation. SEE     least $2,000, and subsequent Purchase
"FEES AND CHARGES - SEPARATE ACCOUNT    Payments must be at least $5,000.
CHARGES" IN THIS PROSPECTUS.            Under certain plans, the minimum
                                        initial and subsequent Purchase
PAYOUT OPTIONS                          Payment amounts for the GUP Contracts
                                        may differ or may be waived. SEE
When you withdraw your money, you can   "PURCHASE PERIOD" IN THIS PROSPECTUS.
select from several payout options:
an annuity (which guarantees payment    GTS-VA CONTRACTS. Under the GTS-VA
for as long as you live), periodic      Contracts, the minimum initial and
withdrawals and systematic              subsequent Purchase Payments is
withdrawals. More information on        $10,000 per year. This amount may
payout options can be found in the      vary depending on the type of plan in
"Payout Period" section of this         which the GTS-VA Contract is offered.
prospectus.                             SEE "PURCHASE PERIOD" IN THIS
                                        PROSPECTUS.
FEDERAL TAX INFORMATION
                                        CANCELLATION - THE 10 DAY "FREE LOOK"
Although deferred annuity contracts
such as these Contracts can be          The Contract Owner of a group
purchased with after-tax dollars,       Contract (employer) or individual
they are primarily used in connection   Contract Owner may cancel a Contract
with retirement programs that already   by returning it to the Company within
receive favorable tax treatment under   10 days after it is received. The
federal law.                            free look does not apply to
                                        Participant certificates except in a
Annuities, custodial accounts and       limited number of states. To cancel
trusts used to fund tax-qualified       the Contract, the Contract Owner must
retirement plans and programs (such     send a written request for
as those established under Internal     cancellation and return the Contract
Revenue Code of 1986, as amended        to us at our Home Office before the
("Code") sections 403(b) or 401(k)      end of the "Free Look" period. A
and individual retirement plans         refund will be made to the Contract
("IRAs")) generally defer payment on    Owner within seven days after receipt
taxes and earnings until withdrawal.    of the Contract as required.
If you are considering an annuity to
fund a tax-qualified plan or program,   LOANS
you should know that an annuity
generally does not provide additional   Certain Contracts may offer a
tax deferral beyond the tax-qualified   tax-free loan provision for
plan or program itself. Annuities,      tax-qualified Contracts, other than
however, may                            IRAs, which gives you access to your
                                        money in the Fixed Account Option
                                        (subject to a minimum loan amount of
                                        $1,000). The
availability of loans is subject to     be allowed. VALIC reserves the right
federal and state government            to change this limit. We may charge a
regulations, as well as your            loan application fee. Keep in mind
employer's plan provisions and VALIC    that tax laws restrict withdrawals
policy. Generally, one loan per         prior to age 59  1/2 and a tax
account will be allowed. Under          penalty may apply (including on a
certain, specific circumstances, a      loan that is not repaid).
maximum of two loans per account may

GENERAL INFORMATION
--------------------------------------------------------------------------------

ABOUT THE CONTRACTS                     business is issuing and offering
                                        fixed and variable retirement annuity
The Contracts were developed to help    contracts, like GUP and GTS-VA. Our
you save money for your retirement. A   principal offices are located at 2929
group Contract is a Contract that is    Allen Parkway, Houston, Texas 77019.
purchased by an employer for a          We have regional offices throughout
retirement plan. The employer and the   the United States.
plan documents will determine how
contributions may be made to the        On August 29, 2001, SunAmerica
Contracts. For example, the employer    Financial Group, Inc. ("SAFG")
and plan documents may allow            formerly AIG Life Holdings (US),
contributions to come from different    Inc., a holding company and VALIC's
sources, such as payroll deductions     indirect parent company, was acquired
or money transfers. The amount,         by American International Group, Inc.
number, and frequency of your           ("AIG"), a Delaware corporation. As a
Purchase Payments may also be           result, VALIC is an indirect, wholly
determined by the retirement plan for   owned subsidiary of AIG, a leading
which your Contract was purchased.      international insurance organization
Likewise, the employer's plan may       serving customers in more than 130
have limitations on partial or total    countries. AIG companies serve
withdrawals (surrenders), the start     commercial, institutional, and
of annuity payments, and the type of    individual customers through one of
annuity payout options you select.      the most extensive worldwide
                                        property-casualty networks of any
The Contracts offer one fixed and one   insurer. In addition, AIG companies
variable investment option that you,    are leading providers of life
as a Participant, may choose to         insurance and retirement services in
invest in to help you reach your        the United States. AIG common stock
retirement savings goals. You should    is listed on the New York Stock
consider your personal risk             Exchange and the Tokyo Stock Exchange.
tolerances and your retirement plan
in choosing your investment options.    More information about AIG may be
                                        found in the regulatory filings AIG
The retirement savings process with     files from time to time with the SEC
the Contracts will involve two          at www.sec.gov.
stages: the accumulation Purchase
Period, and the annuity Payout          AMERICAN HOME ASSURANCE COMPANY
Period. The accumulation period is
when you make contributions into the    The information below is applicable
Contracts called "Purchase Payments."   to you only if your Contract or
The Payout Period begins when you       Certificate was issued on or before
decide to annuitize all or a portion    December 29, 2006.
of your Account Value. You can select
from a wide array of payout options     Insurance obligations under Contracts
including both fixed and variable       issued by the Company are guaranteed
payments. For certain types of          by American Home Assurance Company
retirement plans, such as 403(b)        ("American Home"), an affiliate of
plans, there may be statutory           the Company. Insurance obligations
restrictions on withdrawals as          include, without limitation, Contract
disclosed in the plan documents.        value invested in any available fixed
Please refer to your plan document      account option, death benefits and
for guidance and any rules or           income options. The guarantee does
restrictions regarding the              not guarantee Contract value or the
accumulation or annuitization           investment performance of the
periods. FOR MORE INFORMATION, SEE      Variable Account Option available
"PURCHASE PERIOD" AND "PAYOUT PERIOD."  under the Contracts. The guarantee provides that the Company's Contract
ABOUT VALIC                             owners can enforce the guarantee
                                        directly.
We were originally organized on
December 21, 1955 as The Variable       American Home Assurance Company
Annuity Life Insurance Company of       provided notice of termination of the
America Incorporated, located in        General Guarantee Agreement dated
Washington, D.C. We re-organized in     March 3, 2003 (the "Guarantee") with
the State of Texas on August 20,        respect to contracts issued by VALIC.
1968, as Variable Annuity Life          The Guarantee terminated on
Insurance Company of Texas on August    December 29, 2006 at 4:00 p.m.
20,1968, as Variable Annuity Life       Eastern Time ("Point of
Insurance Company of Texas. The name
was changed to The Variable Annuity
Life Insurance Company on November 5,
1968. Our main

 Termination"). Pursuant to its terms,  operations. However, the income,
 the Guarantee will not apply to any    capital gains or capital losses,
 group or individual contract or        whether or not realized, of each
 certificate issued after the Point of  Division of VALIC Separate Account A
 Termination. The Guarantee will        are credited to or charged against
 remain in effect for any contract or   the assets held in that Division
 certificate issued prior to the Point  without regard to the income, capital
 of Termination until all insurance     gains or capital losses of any other
 obligations under such contracts or    Division or arising out of any other
 certificates are satisfied in full.    business the Company may conduct. In
 As described in the prospectus, VALIC  accordance with the terms of the
 will continue to remain obligated      Contracts, VALIC Separate Account A
 under all of its contracts and         may not be charged with the
 certificates, regardless of issue      liabilities of any other Company
 date, in accordance with the terms of  operation. As stated in the
 those contracts and certificates.      Contracts, the Texas Insurance Code
                                        requires that the assets of VALIC
 American Home is a stock               Separate Account A attributable to
 property-casualty insurance company    the Contracts be held exclusively for
 incorporated under the laws of the     the benefit of the Contract Owner,
 State of New York on February 7,       Participants, Annuitants, and
 1899. American Home's principal        Beneficiaries of the Contracts. The
 executive office is located at 175     commitments under the Contracts are
 Water Street, New York, New York       VALIC's, and AIG and SAFG have no
 10038. American Home is licensed in    legal obligation to back these
 all 50 states of the United States     commitments.
 and the District of Columbia, as well
 as certain foreign jurisdictions, and  UNITS OF INTEREST
 engages in a broad range of insurance
 and reinsurance activities. American   Your investment in a Division of
 Home is an indirect wholly owned       VALIC Separate Account A is
 subsidiary of AIG.                     represented by units of interest
                                        issued by VALIC Separate Account A.
 ABOUT VALIC SEPARATE ACCOUNT A         On a daily basis, the units of
                                        interest issued by VALIC Separate
 When you direct money to the           Account A are revalued to reflect
 Contract's Variable Account Option,    that day's performance of the
 you will be sending that money         underlying mutual fund minus any
 through VALIC Separate Account A. You  applicable fees and charges to VALIC
 do not invest directly in the Stock    Separate Account A.
 Index Fund. VALIC Separate Account A
 invests in the Stock Index Fund on     DISTRIBUTION OF THE CONTRACTS
 behalf of your account. VALIC acts as
 self custodian for the Mutual Fund     The principal underwriter and
 shares owned through the Separate      distributor for VALIC Separate
 Account. VALIC Separate Account A is   Account A is AIG Capital Services,
 made up of what we call "Divisions."   Inc. ("ACS" or "Distributor"). ACS,
 Each Division invests in a different   an affiliate of the Company, is
 mutual fund. For example, Division     located at Harborside Financial
 Ten represents and invests in the      Center, 3200 Plaza 5, Jersey City, NJ
 (VALIC Company I) Stock Index Fund.    07311. FOR MORE INFORMATION ABOUT THE
 The earnings (or losses) of each       DISTRIBUTOR, SEE "DISTRIBUTION OF
 Division are credited to (or charged   VARIABLE ANNUITY CONTRACTS" IN THE
 against) the assets of that Division,  SAI.
 and do not affect the performance of
 the other Divisions of VALIC Separate  The Contracts are no longer offered
 Account A.                             for sale. Previously, the Contracts
                                        were sold by licensed insurance
 VALIC established VALIC Separate       agents who were registered
 Account A on July 25, 1979 under       representatives of broker-dealers,
 Texas insurance law. VALIC Separate    who were members of FINRA. FOR MORE
 Account A is registered with the SEC   INFORMATION ABOUT THE DISTRIBUTOR,
 as a unit investment trust under the   SEE "DISTRIBUTION OF VARIABLE ANNUITY
 Investment Company Act of 1940, as     CONTRACTS" IN THE SAI.
 amended, (the "1940 Act"). Units of
 interest in VALIC Separate Account A   VALIC no longer pays commissions to
 are registered as securities under     financial advisors for sales or
 the Securities Act of 1933, as         subsequent Purchase Payments made
 amended (the "1933 Act").              into the Contracts. In addition, the
                                        Company and the Distributor no longer
 VALIC Separate Account A is            enter into marketing and/or sales
 administered and accounted for as      agreements with broker-dealers
 part of the Company's business         regarding the promotion and marketing
                                        of the Contracts.

FIXED ACCOUNT OPTION
--------------------------------------------------------------------------------

 The Contracts offer one Fixed Account  Fixed Account Option. However,
 Option ("Fixed Account Plus") that is  federal securities law does require
 a part of the general account assets   such data to be accurate and complete.
 of the Company. These assets are
 invested in accordance with            Money allocated to the Fixed Account
 applicable state regulations to        Option goes into VALIC's general
 provide fixed-rate earnings and        account. The general account consists
 guarantees safety of the principal.    of all of VALIC's assets, other than
 The guarantee is backed by the         assets attributable to a separate
 claims-paying ability of the Company,  account. All of the assets in the
 and not the Separate Account. This     general account are chargeable with
 account is guaranteed to earn at       the claims of any VALIC contract
 least a minimum rate of interest, as   holders as well as all of its
 disclosed in your Contract, and        creditors. The general account funds
 interest is paid at a declared rate.   are invested as permitted under state
 Certain limitations may also apply.    insurance laws. Purchase Payments and
 SEE "TRANSFERS BETWEEN INVESTMENT      interest earned on such amounts in
 OPTIONS." The Fixed Account Option is  your Fixed Account Option will be
 not subject to regulation under the    paid regardless of the investment
 1940 Act and is not required to be     results experienced by VALIC's
 registered under The Securities Act    general assets. Thus, we bear the
 of 1933, as amended. As a result, the  entire investment risk for the Fixed
 SEC has not reviewed data in this      Account Option.
 prospectus that relates to the

VARIABLE ACCOUNT OPTION
--------------------------------------------------------------------------------

 The Contracts enable you to            STOCK INDEX FUND
 participate in a Division that
 represents a Variable Account Option.  Investment objective: Seeks long-term
 Certain limitations may also apply.    capital growth through investment in
 SEE "ABOUT VALIC SEPARATE ACCOUNT A"   common stocks that, as a group, are
 IN THIS PROSPECTUS. The Division       expected to provide investment
 represents and invests, through        results closely corresponding to the
 VALIC's Separate Account A, in a       performance of the S&P 500(R) Index.
 specific portfolio of VALIC Company    Adviser: VALIC. Sub-adviser:
 I. VALIC Company I serves as the       SunAmerica.
 investment vehicle for the Contracts.
                                        SunAmerica is affiliated with the
 VALIC Company I is registered as an    adviser, VALIC, due to common
 open-end, management investment        ownership. "Standard & Poor's(R),"
 company and is regulated under the     "S&P," and "S&P 500(R)" are
 1940 Act. For more detailed            trademarks of Standard & Poor's
 information about the Stock Index      ("S&P"). The Stock Index Fund is not
 Fund option, including investment      sponsored, endorsed, sold or promoted
 strategy and risks, you should refer   by S&P and S&P makes no
 to the VALIC Company I prospectus.     representation regarding the
 Copies are available online at         advisability of investing in this
 www.valic.com or you may call          Fund.
 1-800-428-2542. Please read the
 prospectus carefully before investing.


PURCHASE PERIOD
--------------------------------------------------------------------------------

 The Purchase Period begins when your   ACCOUNT ESTABLISHMENT
 first Purchase Payment is made and
 continues until you begin your Payout  You must establish an account through
 Period. This period may also be        a financial advisor. Initial Purchase
 called the accumulation period, as     Payments must be received by VALIC
 you save for retirement. Changes in    either with, or after, a completed
 the value of the Fixed and Variable    application. Your employer is usually
 Account Option are reflected in your   responsible for remitting Purchase
 overall Account Value. Thus, your      Payments to us. The employer is
 investment choices and their           responsible for furnishing
 performance will affect the total      instructions to us (a premium flow
 Account Value that will be available   report) as to the amount being
 for the Payout Period. The amount,     applied to your account (see below).
 number, and frequency of Purchase
 Payments may be determined by the      The maximum single payment that may
 retirement plan for which the          be applied to any account without
 Contract was purchased. The Purchase   prior Home Office approval is
 Period will end upon death, upon       $750,000.00. Minimum initial and
 surrender, or when you complete the    subsequent Purchase Payments are as
 process to begin the Payout Period.    follows:

            CONTRACT TYPE                         INITIAL PAYMENT                      SUBSEQUENT PAYMENT
----------------------------------     -------------------------------------  -------------------------------------
GUP Contracts issued under Section                    $2,000                                 $5,000
401 of the Code
All other GUP Contracts                $30 (with a $12 minimum allocated to   $30 (with a $12 minimum allocated to
                                       the Variable Account Option) or $25    the Variable Account Option) or $25
                                       if the entire Purchase Payment amount  if the entire Purchase Payment amount
                                       is to be allocated to the Variable     is to be allocated to the Variable
                                       Account Option only                    Account Option only
GTS-VA Contracts issued under                         $10,000                                $10,000
Sections 401 and 403(b) of the Code
All other GTS-VA Contracts                          No minimum                             No minimum

Purchase Payment minimums apply to         Employer-Directed Account
each Purchase Payment made. For the        Agreement with your employer,
GUP Contracts, VALIC may occasionally      generally we will deposit your
waive the Minimum Initial and              Purchase Payment in an
Subsequent Purchase Payment amounts        "Employer-Directed" account
for group plans established for            invested in the Fixed Account
employers with 500 or more employees.      Option. You may not transfer these
                                           amounts until VALIC has received a
When an initial Purchase Payment is        completed application or
accompanied by an application we will      enrollment form.
promptly:
                                        If mandated under applicable law, we
    .  Accept the application and       may be required to reject a Purchase
       establish your account. We       Payment. We may also be required to
       will also apply your Purchase    block a Contract Owner's account and
       Payment by crediting the         thereby refuse to pay any request for
       amount, on the date we accept    transfers, withdrawals, surrenders,
       your application, to the Fixed   loans or death benefits, until
       or Variable Account Option       instructions are received from the
       selected;                        appropriate regulator.

    .  Reject the application and       WHEN YOUR ACCOUNT WILL BE CREDITED
       return the Purchase Payment; or
                                        Depending on your retirement plan,
    .  Request additional information   Purchase Payments may be made by your
       to correct or complete the       employer for your account or by you
       application. In the case of an   for an IRA. It is the employer's or
       individual variable annuity      the individual's responsibility to
       Contract, we will return the     ensure that the Purchase Payment can
       Purchase Payments within 5       be promptly posted to the appropriate
       Business Days if the requested   account(s).
       information is not provided,
       unless you otherwise so          A Purchase Payment must be "in good
       specify. Once you provide us     order" before it can be posted to
       with the requested               your account. "In good order" means
       information, we will establish   that all required information and/or
       your account and apply your      documentation has been supplied and
       Purchase Payment, on the date    that the funds (check, wire, or ACH)
       we accept your application, by   clearly identify the individual SSN
       crediting the amount to the      or group number to which they are to
       Fixed or Variable Account        be applied. To ensure efficient
       Option selected.                 posting for Employer Directed
                                        accounts, Purchase Payment
If we receive Purchase Payments from    information must include complete
your employer before we receive your    instructions, including the group
completed application or                name and number, each employee's name
enrollment form, we will not be able    and SSN, contribution amounts
to establish a permanent account for    (balanced to the penny for the total
you. If this occurs, we will take one   purchase) and the source of the funds
of the following actions:               (for example, employee voluntary,
                                        employer mandatory, employer match,
    .  Return Purchase Payments. If     transfer, rollover or a contribution
       we do not have your name,        for a particular tax year). Purchase
       address or Social Security       Payments for individual accounts must
       Number ("SSN"), we will return   include the name, SSN, and the source
       the Purchase Payment to your     of the funds (for example, transfer,
       employer unless this             rollover, or a contribution for a
       information is immediately       particular tax year).
       provided to us; or

    .  Employer-Directed Account. If
       we have your name, address and
       SSN and we have an

If the Purchase Payment is in good
order as described and is received by     CALCULATION OF VALUE FOR THE VARIABLE
our bank by Market Close, the             ACCOUNT OPTION
appropriate account(s) will be
credited the Business Day of receipt.     You may allocate all or a portion of
Purchase Payments in good order           your Purchase Payments to the
received after Market Close will be       Variable Account Option listed in
credited the next Business Day.           this prospectus as permitted by your
                                          retirement program. A complete
Please note that if the Purchase          discussion of the Variable Account
Payment is not in good order, the         Option may be found in the "Variable
employer or individual will be            Account Option" section in this
notified promptly. No amounts will be     prospectus. Based upon the Variable
posted to any accounts until all          Account Option's Purchase Unit value
issues with the Purchase Payment have     your account will be credited with
been resolved. If a Purchase Payment      the applicable number of Purchase
is not received in good order, the        Units. If the Purchase Payment is in
purchase amounts will be posted           good order as described and is
effective the date all required           received by Market Close, the
information is received.                  appropriate account(s) will be
                                          credited the Business Day of receipt
PURCHASE UNITS                            and will receive that Business Day's
                                          Purchase Unit value. Purchase
A Purchase Unit is a unit of interest     Payments in good order received after
owned by you in your Variable Account     Market Close will be credited the
Option. Purchase Unit values are          next Business Day and will receive
calculated each Business Day              the next Business Day's Purchase Unit
following the close of regular            value. The Purchase Unit value of the
trading of the NYSE, normally Market      Variable Account Option will change
Close. Purchase Units may be shown as     each Business Day depending upon the
"Number of Shares" and the Purchase       investment performance of the Stock
Unit values may be shown as "Share        Index Fund (which may be positive or
Price" on some account statements.        negative) and the deduction of the
See "Purchase Unit Value" in the SAI      separate account charges. SEE "FEES
for more information and an               AND CHARGES." Because Purchase Unit
illustration of the calculation of        values change each Business Day, the
the unit value.                           number of Purchase Units your account
                                          will be credited with for subsequent
cALCULATION OF vALUE FOR THE fIXED        Purchase Payments will vary. The
ACCOUNT OPTION                            Variable Account Option bears its own
                                          investment risk. Therefore, the value
You may allocate all or a portion of      of your account may be worth more or
your Purchase Payments to the Fixed       less at retirement or withdrawal.
Account Option listed in this
prospectus as permitted by your           STOPPING PURCHASE PAYMENTS
retirement program. A complete
discussion of the Fixed Account           Purchase Payments may be stopped at
Option may be found in the "Fixed         any time. Purchase Payments may be
Account Option" section in this           resumed at any time during the
prospectus. The value of your Fixed       Purchase Period. The value of the
Account Option is calculated on a         Purchase Units will continue to vary,
given Business Day as shown below:        and your Account Value will continue
                                          to be subject to charges. The Account
The value of your Fixed Account Option    Value will be considered surrendered
                                          when you begin the Payout Period. You
=  (EQUALS)                               may not make Purchase Payments during
    All Purchase Payments made to the     the Payout Period.
    Fixed Account Option
                                          If both your Account Value and
+  (PLUS)                                 Purchase Payments (less any
   Amounts transferred from the           withdrawals) fall below $300, and you
   Variable Account Option to the Fixed   do not make any Purchase Payments for
   Account Option                         at least a two year period, we may
                                          close the account and pay the Account
+  (PLUS)                                 Value to the Participant. We will not
   all interest earned                    assess a surrender charge in this
                                          instance. Any such account closures
-  (MINUS)                                will be subject to applicable
   Amounts transferred or withdrawn       distribution restrictions under the
   from Fixed Account Option (including   Contract and/or under your employer's
   applicable fees and charges).          plan.

TRANSFERS BETWEEN INVESTMENT OPTIONS
--------------------------------------------------------------------------------

 You may transfer all or part of your   $5,000 or more in that same Variable
 Account Value between the various      Account Option for 30 calendar days.
 Fixed and Variable Account Options in
 the Contract without a charge.         This policy applies only to
 Transfers may be made during the       investor-initiated trades of $5,000
 Purchase Period or during the Payout   or more, and does not apply to the
 Period, subject to certain             following:
 restrictions. WE RESERVE THE RIGHT TO
 LIMIT THE NUMBER, FREQUENCY (MINIMUM       .  Plan-level or
 PERIOD OF TIME BETWEEN TRANSFERS) OR          employer-initiated
 DOLLAR AMOUNT OF TRANSFERS YOU CAN            transactions;
 MAKE AND TO RESTRICT THE METHOD AND
 MANNER OF PROVIDING OR COMMUNICATING       .  Purchase transactions
 TRANSFERS OR REALLOCATION                     involving transfers of assets
 INSTRUCTIONS. You will be notified of         or rollovers;
 any changes to this policy through
 newsletters or information posted          .  Retirement plan contributions,
 online at www.valic.com. Your                 loans, and distributions
 employer's plan may also limit your           (including hardship
 rights to transfer.                           withdrawals);

 DURING THE PURCHASE PERIOD - POLICY        .  Roth IRA conversions or IRA
 AGAINST MARKET TIMING AND FREQUENT            recharacterizations;
 TRANSFERS
                                            .  Systematic purchases or
 VALIC has a policy to discourage              redemptions;
 excessive trading and market timing.
 Our investment options are not             .  Systematic account
 designed to accommodate short-term            rebalancing; or
 trading or "market timing"
 organizations, or individuals engaged      .  Trades of less than $5,000.
 in certain trading strategies, such
 as programmed transfers, frequent      As described in a fund's prospectus
 transfers, or transfers that are       and statement of additional
 large in relation to the total assets  information, in addition to the
 of a mutual fund. These trading        above, fund purchases, transfers and
 strategies may be disruptive to        other redemptions may be subject to
 mutual funds by diluting the value of  other investor trading policies, the fund shares, negatively affecting  including redemption fees, if
 investment strategies and increasing   applicable. Certain Funds may set
 portfolio turnover. Excessive trading  limits on transfers in and out of a
 also raises fund expenses, such as     Fund within a set time period in
 recordkeeping and transaction costs,   addition to or in lieu of the policy
 and harms fund performance. Further,   above. Also, an employer's benefit
 excessive trading of any amount,       plan may limit an investor's rights
 including amounts less than $5,000,    to transfer.
 harms fund investors, as the
 excessive trader takes security        We intend to enforce these investor
 profits intended for the entire fund,  trading policies uniformly. We make
 in effect forcing securities to be     no assurances that all the risks
 sold to meet redemption needs. The     associated with frequent trading will
 premature selling and disrupted        be completely eliminated by these
 investment strategy causes the fund's  policies and/or restrictions. If we
 performance to suffer, and exerts      are unable to detect or prevent
 downward pressure on the fund's price  market timing activity may result in
 per share.                             additional transaction costs for the
                                        Variable Account Option and dilution
 Accordingly, VALIC implemented         of long-term performance returns.
 certain policies and procedures        Thus a Contract Owner's account value
 intended to hinder short-term          may be lower due to the effect of the
 trading. If the Contract Owner sells   extra costs and resultant lower
 Purchases Units in a Variable Account  performance. We reserve the right to
 Option valued at $5,000 or more,       modify these policies at any time.
 whether through an exchange,
 transfer, or any other redemption,     The Fixed Account Option is subject
 the Contract Owner will not be able    to additional restrictions:
 to make a purchase of

  FIXED ACCOUNT OPTION  % OF ACCOUNT VALUE  FREQUENCY    OTHER RESTRICTIONS
  --------------------  ------------------  ---------  -----------------------
  Fixed Account Plus:      Up to 100%       Any time   Available if your
                                                       Account Value is less
                                                       than or equal to $500.

 COMMUNICATING TRANSFER OR              reallocations using VALIC Online or
 REALLOCATION INSTRUCTIONS              VALIC by Phone for most efficient
                                        processing. We will send a
 Transfer instructions may be given by  confirmation of transactions to the
 telephone, through the Internet        Participant within five days from the
 (VALIC Online), using the              date of transaction. It is your
 self-service automated phone system    responsibility to verify the
 (VALIC by Phone), or in writing. We    information shown and notify us of
 encourage you to make transfers or     any errors within 30 calendar days of
                                        the transaction.

                                        EFFECTIVE DATE OF TRANSFER
 Generally, no one may give us
 telephone instructions on your behalf  The effective date of a transfer will
 without your written or recorded       be:
 verbal consent. Financial advisors or      .  The date of receipt, if
 authorized broker-dealer employees            received in our Home Office
 who have received client permission           before Market Close; otherwise,
 to perform a client-directed transfer
 of value via the telephone or              .  The next date values are
 Internet will follow prescribed               calculated.
 verification procedures.
                                        We will send a confirmation of
 When receiving instructions over the   transactions to the Participant
 telephone or online, we follow         within five days from the date of the
 appropriate procedures to provide      transaction. It is your
 reasonable assurance that the          responsibility to verify the
 transactions executed are genuine.     information shown and notify us of
 Thus, we are not responsible for any   any errors within 30 calendar days of
 claim, loss or expense from any error  the transaction.
 resulting from instructions received
 over the telephone or online. If we    TRANSFERS DURING THE PAYOUT PERIOD
 fail to follow our procedures, we may
 be liable for any losses due to        During the Payout Period, transfer
 unauthorized or fraudulent             instructions must be given in writing
 instructions. We reserve the right to  and mailed to our Home Office.
 modify, suspend, waive or terminate    Transfers may be made from Variable
 these transfer provisions at any time. Account Option once every 365 days.
                                        Transfers are not permitted from the
                                        Fixed Account Option at any time
                                        during the Payout Period.
FEES AND CHARGES
--------------------------------------------------------------------------------

 By investing in GUP or GTS-VA, you      we may profit from these fees and
 may be subject to four basic types of   charges. FOR ADDITIONAL INFORMATION
 fees and charges, applied to the        ABOUT THESE FEES AND CHARGES, SEE THE
 Fixed and Variable Account Option:      "FEE TABLES."

     .  Sales and Administrative Charge  SALES AND ADMINISTRATIVE CHARGE

     .  Premium Tax Charge               When you make a Purchase Payment to
                                         your account, you may be subject to a
     .  Separate Account Charges         Sales and Administrative Charge that
                                         will be deducted from the amount of
     .  Other Tax Charges                your Purchase Payment. The Sales and
                                         Administrative Charge will be
 These fees and charges are applied to   deducted from the GUP Contracts as
 the Fixed and Variable Account          follows:
 Options in proportion to the Account
 Value as explained below. Unless we
 state otherwise,

           AGGREGATE GROSS             DEDUCTION AS A PERCENTAGE OF       DEDUCTION AS A PERCENTAGE OF
       PURCHASE PAYMENTS /(1)/              PURCHASE PAYMENTS /(2)/          NET PURCHASE PAYMENTS /(3)/
       -----------------------         ----------------------------       ----------------------------
            First $5,000                           5.00%                               5.26%
             Next $5,000                           4.00%                               4.17%
             Next $5,000                           3.50%                               3.36%
            Over $15,000                           3.00%                               3.09%

/(1)/ The Aggregate Gross Purchase Payments is the entire amount that you pay to the Company under a Contract.
/(2)/ We will only deduct 2% (1.4% administrative expenses and 0.6% sales expenses) from single one-time Purchase Payments, except when the single one-time Purchase Payment is transferred from other Company annuity contracts for which no deduction is made. Any subsequent Purchase Payments made after a single one-time Purchase Payment will be subject to the deduction as described above with the lump sum included in the Aggregate Gross Purchase Payment.
/(3)/ The Gross Purchase Payment amount minus the deduction for Sales and Administrative Expenses is the amount of the Net Purchase Payment.

If you are a full-time sales            you may participate in a GUP Contract
representative of VALIC, and have       with no Sales and Administrative Charge.
been employed by VALIC for 90 days or
more, then

 If your Contract is unallocated, then  OTHER CHARGES
 the Sales and Administrative Charge
 will be 2% for each Purchase Payment.  We reserve the right to charge for certain taxes (in addition to premium
 PREMIUM TAX CHARGE                     taxes) that we may have to pay. This
                                        could include federal income taxes.
 Premium taxes are imposed by some      Currently, no such charges are being
 states, cities, and towns. The rate    made.
 will range from 0% to 3.5%, depending
 on whether the Contract is qualified   Fees for plan services provided by
 or nonqualified. Such tax will be      parties other than VALIC or its
 deducted from the Account Value when   affiliates maybe assessed to
 annuity payments are to begin. We      participant accounts upon the
 will not profit from this charge. If   direction of authorization of a plan
 you are in a GUP deposit               representative. Additional fees may
 administration contract, then your     be withdrawn from client accounts in
 premium taxes will be added to payout  accordance with a client's
 rates when you are added to a group    independent investment advisory
 plan, and not deducted from Purchase   contract. Such withdrawals will be
 Payments.                              identified on applicable participant
                                        account reports or client statements.
 SEPARATE ACCOUNT CHARGES
                                        Plan loans from the Fixed Account
 There will be a mortality and expense  Option may be allowed by your
 risk fee applied to VALIC Separate     employer's plan. Refer to your plan
 Account A.                             for a description of charges and
                                        other information concerning plan
 For GUP Contracts, this is a daily     loans. We reserve the right to charge
 charge at an annualized rate of 1.00%  a fee of up to $60 per loan, if
 on the average daily net asset value   permitted under state law, and to
 of your investment in VALIC Separate   limit the number of outstanding loans.
 Account A. For GTS-VA Contracts, this
 is a daily charge at an annualized     REDUCTION FROM TOTAL EXPENSES
 rate, as follows:
                                        When the Company reorganized its
   .  0.85% on the first $10,000,000,   separate accounts in 1987, merging
                                        VALIC Separate Account One and VALIC
   .  0.425% on the next $90,000,000,   Separate Account Two into VALIC
      and                               Separate Account A, the Company
                                        guaranteed that the fees and charges
   .  0.21% on assets over              would not be greater as a result of
      $100,000,000,                     this reorganization. Endorsements
                                        added to the Contracts provide that
 on the average daily net asset value   certain Annual Fund Operating
 of your plan's investment in VALIC     Expenses and the Separate Account
 Separate Account A. The mortality and Annual Expenses will not be higher on risk fee for the GTS-VA Contracts may the Contracts funded by VALIC
 be reduced as a result of a            Separate Account A, than they were
 guaranteed contractual expense         when the Contracts were funded by
 limitation. See "FEES AND CHARGES -    VALIC Separate Account One and VALIC
 REDUCTION FROM TOTAL EXPENSES" BELOW.  Separate Account Two.

 This charge is guaranteed and cannot   The Company, for VALIC Separate
 be increased by the Company. The       Account One and VALIC Separate
 mortality and expense risk fee is to   Account Two, determined the ratio of
 compensate the Company for assuming    certain Annual Fund Operating
 mortality and expense risks under the  Expenses and Separate Account Annual
 Contracts. The mortality risk that     Expenses to the total net assets of
 the Company assumes is the obligation VALIC Separate Account One and VALIC to provide payments during the Payout Separate Account Two, called the
 Period for your life no matter how     Expense Ratio. On April 1, 1987, the
 long that might be. In addition, the   Expense Ratio was calculated to
 Company assumes the obligation to pay determine the Maximum Expense Ratio. during the Purchase Period a death benefit which may be higher than your  The Company guarantees that the
 Account Value. FOR MORE INFORMATION    amount of the Expense Ratio will
 ABOUT THE DEATH BENEFIT SEE THE        never exceed the amount of the
 "DEATH BENEFIT" SECTION OF THIS        Maximum Expense Ratio. The Maximum
 PROSPECTUS. The expense risk is our    Expense Ratio for the GUP Contracts
 obligation to cover the cost of        is 1.4157% and for the GTS-VA
 issuing and administering the          Contracts is 0.6966% on the first
 Contracts, no matter how large the     $25,434,267, 0.50% on the next
 cost may be. Separate Account Charges  $74,565,733 and 0.25% of the excess
 are not applied to Variable            over $100 million of the total of the
 Investment Options during the Payout   total net assets in the Separate
 Period. FOR MORE INFORMATION ABOUT     Account attributable to your plan.
 THE MORTALITY AND EXPENSE RISK FEE,
 SEE THE FEE TABLES IN THIS PROSPECTUS.

 The Maximum Expense Ratio does not     program will allow us to reduce or
 apply to extraordinary and             eliminate these administrative or
 non-recurring Fund Annual Expenses.    sales expenses:
 These expenses may include certain
 liabilities and litigation associated    .  The type of retirement program.
 with indemnification payments of            Certain types of retirement
 VALIC Company I failing to qualify as       programs, because of their
 a Regulated Investment Company under        stability, can result in lower
 the Code. The Company believes that         administrative costs.
 such expenses and liabilities,
 although possible, are unlikely to       .  The nature of your retirement
 occur.                                      program. Certain types of
                                             retirement programs, due to the
 We may, as described below, determine       types of employees who
 that the Sales and Administrative           participate, experience fewer
 Charge or separate account charges          account Surrenders, thus
 for the Contracts may be reduced or         reducing administrative costs.
 waived. We may reduce or waive these
 charges if we determine that your        .  Other factors of which we are
 retirement program will allow us to         not presently aware which could
 reduce or eliminate administrative or       reduce administrative costs.
 sales expenses that we usually incur
 for retirement programs. There are a   In no event will the reduction or
 number of factors we will review in    waiver of fees and charges be
 determining whether your retirement    permitted where the reduction or
                                        waiver will unfairly discriminate
                                        against any person.

PAYOUT PERIOD
--------------------------------------------------------------------------------

 The Payout Period begins when you      Period, you will select your Payout
 decide to retire or otherwise          Option, your Annuity Date, and the
 withdraw your money in a steady        AIR. You may choose an AIR ranging
 stream of payments. If your            from 3.5% to 5% (as prescribed by
 employer's plan permits, you may       state law). If you choose a higher
 apply all or a portion of your         AIR, the initial Annuity Payment will
 Account Value to one of the types of   be higher, but later payments will
 payout options listed below. You may   increase more slowly during periods
 choose to have your payout option on   of good investment performance, and
 a fixed, a variable, or a combination  decrease faster during periods of
 payout basis.                          poor investment performance. Your
                                        choice of AIR may affect the duration
 FIXED PAYOUT                           and frequency of payments, depending
                                        on the Payout Option selected.
 Under fixed payout, you will receive
 payments that are fixed and            VARIABLE PAYOUT
 guaranteed by the Company. The amount
 of these payments will depend on:      With a variable payout, you select
                                        your existing Variable Account
     .  Type and duration of payout     Option. Your payments will vary
        option chosen;                  accordingly. This is due to the
                                        varying investment results that will
     .  Your age or your age and the    be experienced by the Variable
        age of your survivor/(1)/;      Account Option. The Payout Unit value
                                        is calculated just like the Purchase
     .  Your gender or your gender and  Unit value for the Variable Account
        the gender of your              Option except that the Payout Unit
        survivor/(1)/ (IRAs);           value includes a factor for the AIR
                                        you select. For additional
     .  The portion of your Account     information on how Payout Payments
        Value being applied; and        and Payout Unit values are
                                        calculated, see the SAI.
     .  The payout rate being applied
        and the frequency of the        In determining the first Payout
        payments.                       Payment, an AIR of 3.5% is used
                                        (unless you select a higher rate as
   /(1)/ This applies only to joint     allowed by state law) for all
         and survivor payouts.          Contracts, except GTS-VA Contracts
                                        that are not sold under
 If the benefit would be greater, the   Section 403(b), which have an AIR of
 amount of your payments will be based  3% (unless you select a higher rate
 on the current payout rate the         as allowed by state law). If the net
 Company uses for immediate annuity     investment experience of the Variable
 contracts.                             Account Option exceeds the AIR,
                                        subsequent payments will be greater
 ASSUMED INVESTMENT RATE                than your first payment. If the
                                        investment experience of the Variable
 An "Assumed Investment Rate" or "AIR"  Account Option is lower than the AIR,
 is the rate used to determine your     subsequent payments will be less than
 first monthly Payout Payment per       your first payment.
 thousand dollars of account value in
 your Variable Account Option. When
 you decide to enter the Payout

 COMBINATION FIXED AND VARIABLE PAYOUT  .  In certain cases, and frequently in the case of your voluntary
 With a combination fixed and variable     deferrals to a 403(b) or a 401(k)
 payout, you may choose:                   plan, you may begin taking
                                           distributions when you attain age
     .  From your existing Variable        59  1/2 even if you are still
        Account Option (payment will       working for the employer
        vary); with a                      sponsoring the plan.

     .  Fixed payout (payment is fixed  .  Except in the case of nonqualified
        and guaranteed).                   contracts, IRAs, and Roth IRAs,
                                           distributions generally must begin
 PARTIAL ANNUITIZATION                     no later than April 1 following
                                           the calendar year you reach age 70
 A Participant may choose to annuitize     1/2 or the calendar year in which
 a portion of the Account Value. This      you retire, if later. Similar
 will, in essence, divide your Account     rules apply to IRAs, however
 Value into two parts. The current         distributions from those contracts
 non-annuitized part would continue as     may not be postponed until after
 before, while the annuitized part         retirement.
 would effectively be moved to a new
 Payout Payment account. Thus, the      .  All contracts require
 death benefit in such a situation         distributions to commence within a
 would be reduced to the value of the      prescribed period after the death
 amount remaining in the account minus     of the owner/participant, subject
 the amount applied to Payout              to the specific rules which apply
 Payments. Depending on the payout         to the type of plan or arrangement
 option selected, there may also be a      under which the contract is issued.
 death benefit from the annuitized
 portion of the account, such as a      .  The contract may also impose
 payout for a guaranteed period.           minimum amounts for annuity
                                           payments, either on an annual or
 PAYOUT DATE                               on a more frequent periodic basis.

 The payout date is the date elected    For additional information on
 by you on which the annuity Payout     plan-level distribution restrictions
 Payments will start. The date elected  and on the minimum distribution rules
 must be the first of any month. A      that apply to payments under 403(b),
 request to start payments must be      401, 403(a) and 457 plans, simplified
 received in our Home Office on a form  employee plans ("SEPs") or IRAs, see
 approved by VALIC. This request must   "Federal Tax Matters" in this
 be received by VALIC by at least the   prospectus and in the SAI.
 15th day of the month prior to the
 month you wish your annuity payments   PAYOUT OPTIONS
 to start. Your account will be valued
 ten days prior to the beginning of     You may specify the manner in which
 the month in which the Payout          your Payout Payments are made. You
 Payments will start.                   may select one of the following
                                        options for a Fixed Annuity, a
 The following additional rules also    Variable Annuity, or a combination
 apply when determining the payout      Fixed and Variable Annuity, except
 date:                                  that Payment for a Designated Period
                                        is available only as a fixed payout.
 .  The earliest payout date for a      This choice is a one-time permanent
    nonqualified contract, an IRA, or   choice. Your Payout Payment annuity
    a Roth IRA, is established by the   option may not be changed later and
    terms of the contract, and          it may not be exchanged for a cash
    generally can be any time from age  payment.
    50 to age 75, and may not be later
    than age 75 without VALIC's           .  LIFE ONLY - payments are made
    consent.                                 only to you during your
                                             lifetime. Under this option
 .  The earliest payout date for all         there is no provision for a
    other qualified contracts is             death benefit for the
    generally subject to the terms of        Beneficiary. For example, it
    the employer-sponsored plan              would be possible under this
    (including 403(b) plans and              option for the Annuitant to
    programs) under which the contract       receive only one Payout Payment
    is issued and the federal tax            if the Annuitant died prior to
    rules governing such contracts and       the date of the second payment,
    plans.                                   or two if the Annuitant died
                                             before the third payment.
 .  Distributions from qualified
    contracts issued under employer-      .  LIFE WITH GUARANTEED PERIOD -
    sponsored retirement plans               payments are made to you during
    generally are not permitted until        your lifetime, but if you die
    after you stop working for the           before the guaranteed period has
    employer sponsoring the plan,            expired, payments will continue
    unless you have experienced a            to the Beneficiary for the rest
    qualifying financial hardship (or        of the guaranteed period, or
    in the case of a 457(b) plan, an         take a lump-sum distribution.
    unforeseeable emergency) or unless       Under the GTS-VA Contracts, the
    you have become disabled.                Payout Payments must be at least
                                             $25 each.

                                          .  LIFE WITH CASH OR UNIT REFUND --
                                             payments are made to you during
                                             your lifetime. Upon your death,
                                             your Beneficiary may receive an
     additional payment. The payment       LEVEL PAYMENTS OPTION
     under a Fixed Annuity, if any,
     is equal to the Fixed Annuity         The level payments enhancement is an
     value of the Participant's            option that can only be used if you
     Account at the time it was            have a GUP Contract and if you
     valued for the Payout Date, less      selected one of the first four payout
     the Payout Payments. The payment      options above. Under the level
     under a Variable Annuity, if          payments option, payments are made
     any, is equal to the Variable         once each month during each payout
     Annuity value of the                  year at a certain level determined
     Participant's Account at the          for that year based on the investment
     time it was valued for the            performance of the Separate Account.
     Payout Date, less the Payout          The amount of the payments will be
     Payments.                             determined by dividing the payment
                                           amount by the current Payout Unit
  .  JOINT AND SURVIVOR LIFE -             value to determine the number of
     payments are made to you during       Payout Units in each subsequent
     the joint lifetime of you and a       annual payment.
     second person. Upon the death of
     one, payments continue during         FOR MORE INFORMATION ABOUT PAYOUT
     the lifetime of the survivor.         OPTIONS OR ENHANCEMENTS OF THOSE
     This option is designed               PAYOUT OPTIONS AVAILABLE UNDER THE
     primarily for couples who             CONTRACT, SEE THE SAI.
     require maximum possible
     variable payouts during their         PAYOUT INFORMATION
     joint lives and are not
     concerned with providing for          Once your Payout Payments have begun,
     Beneficiaries at death of the         the option you have chosen may not be
     last survivor. For example, it        stopped or changed. The Variable
     would be possible under this          Account Option may result in your
     option for the joint Annuitants       receiving unequal payments during the
     to receive only one payment if        Payout Period. If payments begin
     both Annuitants died prior to         before age 59 1/2, you may suffer
     the date of the second payment,       unfavorable tax consequences, in the
     or for the joint Annuitants to        form of a penalty tax, if you do not
     receive only one payment and the      meet an exception under federal tax
     surviving Annuitant to receive        law. SEE "FEDERAL TAX MATTERS."
     only one payment if one
     Annuitant died prior to the date      If a payout option selection is not
     of the second payment and the         made at least 30 days before the
     surviving Annuitant dies prior        Payout Date, then:
     to the date of the third payment.
                                                .  Payments will be made under
  .  PAYMENT OF A SPECIFIED AMOUNT -               the life with guaranteed
     payments in equal annual,                     period option;
     semi-annual, quarterly or
     monthly installments are made to           .  The payments will be
     you of a specified dollar amount              guaranteed for a 10 year
     until the remaining balance is                period;
     less than the specified dollar
     amount, at which time, the                 .  The payments will be based
     remaining balance will be paid                on the allocation used for
     to you.                                       the Participant's Purchase
                                                   Payments;
  .  PAYMENT OF INVESTMENT INCOME -
     payments are made to you, out of           .  The Fixed Account Option
     your Account Value placed in the              will be used to distribute
     Fixed Account Option, on an                   payments to the Participant
     annual, semi-annual, quarterly                on a fixed payout basis; and
     or monthly basis. Payments are
     calculated by the net investment           .  The Variable Account Option
     rate for the period multiplied                will be used to distribute
     by the remaining Account Value.               payments to the Participant
     Upon your death, payments will                on a variable payout basis.
     continue to your Beneficiary
     until the remaining balance is        Under certain retirement plans,
     paid out. At any time, you may        federal pension law may require that
     elect to receive a lump sum           payments be made under the joint and
     payment equal to the remaining        survivor life payout option.
     Account Value.
                                           Most Payout Payments are made
  .  PAYMENT FOR A DESIGNATED PERIOD       monthly. The first Payout Payment
     - payments are made to you for a      must total at least $25, and the
     select number of years between        annual payment must be at least $100.
     one and 20. Upon your death,          If the amount of a payment is less
     payments will continue to your        than $25, we reserve the right to
     Beneficiary until the designated      reduce the frequency of payments so
     period is completed. Payment for      that each payment is at least $25,
     a designated period is available      subject to any limitations under the
     as a fixed payout option only.        Contract or plan.

SURRENDER OF ACCOUNT VALUE
--------------------------------------------------------------------------------

WHEN SURRENDERS ARE ALLOWED            AMOUNT THAT MAY BE SURRENDERED

You may withdraw all or part of your   The amount that may be surrendered
Account Value during the Purchase      during the Purchase Period can be
Period if:                             determined as follows:

  .  allowed under federal and state          Allowed surrender value
     law; and
                                           =  (EQUALS)
  .  allowed under your employer's            The Account Value next
     plan.                                    computed after your properly
                                              completed request for
For Purchase Payments that are                surrender is received in our
contributions made under your                 Home Office.
employer's plan, such as a 401(a) or
(k) qualified cash or deferred         There is no guarantee that the
arrangement or a 403(b) plan,          surrender value in a Variable Account
surrenders are subject to the terms    Option will ever equal or exceed the
of the plan, in accordance with the    total amount of your Purchase
Code. Qualified plans often require    Payments received by us.
certain conditions to be met before a
distribution or withdrawal may take    SURRENDER RESTRICTIONS
place. SEE "SURRENDER RESTRICTIONS"
BELOW.                                 Generally, Code section 403(b)(11)
                                       permits total or partial
For an explanation of charges that     distributions from your voluntary
may apply if you surrender your        contributions to a 403(b) contract
Account Value, see "Fees and Charges" only on account of hardship (employee in this prospectus. Additionally, you contributions only without accrued
may incur a 10% federal tax penalty    interest), attainment of age 59  1/2,
for partial or total surrenders made   separation from service, death or
before age 59  1/2.                    disability. Similar restrictions
                                       apply to any amount transferred to a
DELAY REQUIRED UNDER APPLICABLE LAW.   403(b) contract from a 403(b)(7)
We may be required under applicable    custodial account. In addition,
law to block a request for a           beginning for contracts issued on or
surrender until we receive             after January 1, 2009, employer
instructions from the appropriate      contributions and non-elective
regulator, due to the USA Patriot Act. contributions to a 403(b) annuity contract are subject to restrictions
SURRENDER PROCESS                      specified in Treasury regulations as
                                       specifically imposed under the
If you are allowed to surrender all    employer's plan.
or a portion of your Account Value as
noted above, then you must complete a Under the TEXAS STATE OPTIONAL surrender request form and mail it to RETIREMENT PROGRAM, no surrender or
our Home Office. We will mail the      partial surrender will be allowed
surrender value to you within seven    except upon attainment of age 70
calendar days after we receive your    1/2, retirement or other termination
request if it is in good order. Good   of employment or death.
order means that all paperwork is
complete and signed or approved by     Under the FLORIDA STATE OPTIONAL
all required persons, and any          RETIREMENT PROGRAM, no surrender or
necessary supporting legal documents   partial surrender of Purchase
or plan forms have been received in    Payments made by the employer will be
correct form.                          allowed except upon termination of
                                       employment, retirement or death.
We may be required to suspend or       Benefit payments based on payments
postpone payments if redemption of     from the employer may not be paid in
the Stock Index Fund's shares have     a lump sum or for a period certain,
been suspended or postponed. See the   but must be paid under a life
VALIC Company I prospectus for a       contingency option, except for:
discussion of the reasons why the
redemption of shares may be suspended    .  death benefits; and
or postponed.
                                         .  certain small amounts approved
We may receive a surrender request          by the State of Florida.
for a Purchase Payment that has not
cleared the banking system. We may     Under the LOUISIANA STATE OPTIONAL
delay payment of that portion of your  RETIREMENT PLAN retirement benefits
surrender value until the check        must be paid in the form of a
clears.                                lifetime income, and except for death
                                       benefits, single sum surrenders and
We may defer payment of the surrender partial surrenders out of the plan value in the Fixed Account Option for are not permitted unless they are up to 6 months. Interest will be paid  rollovers to another qualified plan
on such amounts if payment of Fixed    or IRA.
Account Option Surrender Value is
deferred for 30 calendar days or more.

Other employer-sponsored plans may     be paid from the Fixed Account Option
also impose restrictions on the        and the Variable Account Option.
timing and form of surrenders from
the Contract.                          The reduction in the number of
                                       Purchase Units credited to your
PARTIAL SURRENDERS                     Account Value will equal:

You may request a partial surrender           The amount surrendered
of your Account Value at any time          /  (DIVIDED BY)
during the Purchase Period, subject
to any applicable surrender            Your Purchase Units next computed
restrictions. A partial surrender      after the written request for
will reduce your Account Value.        surrender is received at our Home
Partial surrenders will                Office.

EXCHANGE PRIVILEGES
--------------------------------------------------------------------------------

From time to time, we may allow you    accordance with applicable state and
to exchange an older variable annuity  federal securities and insurance
issued by VALIC for a newer product    rules and regulations. We will
with more current features and         explain the specific terms and
benefits issued by VALIC. Such an      conditions of any such exchange offer
exchange offer will be made in         at the time the offer is made.

DEATH BENEFITS
--------------------------------------------------------------------------------

The Contracts will pay death benefits  Payment of any death benefits must be
during either the Purchase Period or   within the time limits set by federal
the Payout Period. The death benefit   tax law and by the plan, if any.
provisions may vary from state to
state.                                 SPOUSAL BENEFICIARIES

THE PROCESS                            A spousal Beneficiary may receive
                                       death benefits as shown above or, in
VALIC requires that complete and       the case of a qualified Contract, may
acceptable documentation and           either delay any distributions until
paperwork be received from the         the Annuitant would have reached age
Beneficiary in order to begin the      70 1/2 or roll the funds over to an
death benefit payment process. First,  IRA or certain retirement plans in
Proof of Death is required. Proof of   which the spousal Beneficiary
Death is defined as a certified copy   participates.
of the death certificate, a certified
copy of a decree of a court of         BENEFICIARIES OTHER THAN SPOUSES
competent jurisdiction as to death, a
written statement by an attending      If the Beneficiary is not the spouse
physician, or any other proof          of the Annuitant, death benefits must
satisfactory to VALIC. Additionally,   be paid:
the Beneficiary must include an
election specifying the distribution     .  In full within 5 years after the
method and any other form required by       year of the Annuitant's death; or
VALIC or a regulator to process the
claim. The account will not be valued    .  By payments beginning within
and any payments will not be made           1 year after the year of the
until all paperwork is complete and         Annuitant's death under:
in a form acceptable to VALIC. You
may contact a VALIC financial advisor        1. A life annuity;
at 1-800-448-2542 with any questions
about required documentation and             2. A life annuity with payments
paperwork. Death benefits are paid              guaranteed to be made for at
only once per Contract.                         least a specified fixed
                                                period; or
BENEFICIARY INFORMATION
                                             3. An annuity or other stream
The Beneficiary may receive death               of payments for a designated
benefits:                                       period not exceeding the
                                                Beneficiary's life
  .  In a lump sum;                             expectancy.

  .  In the form of an annuity under   If the Annuitant dies before the
     any of the payout options stated  beginning of the Annuity Period, the
     in the Payout Period section of   named Beneficiary may receive the
     this prospectus subject to the    payout.
     restrictions of that payout
     option; or                        Payments for a designated or fixed
                                       period and guarantee periods for a
  .  In a manner consistent with Code  life annuity cannot be for a greater
     section 401(a)(9) or 72(s).       period of
time than the Beneficiary's life       available are described in the
expectancy. After choosing a payment   "Payout Period" section of this
option, a Beneficiary may exercise     prospectus.
many of the investment options and
other rights that the Participant or       .  If the life only option or
Contract Owner had under the                  joint and survivor life option
Contracts.                                    was chosen, there will be no
                                              death benefit.
DURING THE PURCHASE PERIOD
                                           .  If the life with guaranteed
If death occurs during the Purchase           period option, joint and
Period, the death benefit will be the         survivor life with guaranteed
greater of:                                   periods option, life with cash
                                              or unit refund option or
  .  Your Account Value on the date           payment for a designated
     all paperwork is complete and in         period option was chosen, and
     a form acceptable to VALIC; OR           the entire amount guaranteed
                                              has not been paid, the
  .  100% of Purchase Payment (to the         Beneficiary may choose one of
     Fixed and/ or the Variable               the following within 60 days
     Account Option)                          after death benefits are
                                              payable:
   - (MINUS)
                                              1. Receive the present value
     The amount of all prior                     of any remaining payments
     withdrawals and any portion of              in a lump sum;
     Account Value applied under a
     payout option                            2. Receive the remaining
                                                 payments under the same
As indicated above, a Participant may            terms of the guaranteed
elect to annuitize only a certain                period option chosen by the
portion and leave the remaining value            deceased Annuitant and be
in the account. The death benefit in             entitled to elect anytime
such situations would include the                thereafter to receive the
value of the amount remaining in the             present value of any
account minus the amount applied to              remaining payments in a
Payout Payments. Depending on the                lump sum; OR
payout option selected, there may
also be a death benefit from the              3. Receive the present value
annuitized portion of the account.               of any remaining payments
                                                 applied under the payment
DURING THE PAYOUT PERIOD                         for a designated period
                                                 option for a period equal
If death occurs during the Payout                to or shorter than the
Period, the Beneficiary may receive a            period remaining. Spousal
death benefit depending on the payout            Beneficiaries may be
option selected. The amount of death             entitled to more favorable
benefit will also depend on the                  treatment under federal tax
payout option selected. The payout               law.
options
                                       Death Benefits will not be provided
                                       during the Payout Period for certain
                                       unallocated GUP and GTS-VA Contracts.

OTHER CONTRACT FEATURES
--------------------------------------------------------------------------------

 CHANGES THAT MAY NOT BE MADE           If the Annuitant dies, and there is
                                        no Beneficiary, any death benefit
 The following terms in the Contracts   will be payable to the Annuitant's
 may not be changed once your account   estate, except in the case of a
 has been established:                  nonqualified Contract where the
                                        Contract Owner and Annuitant are
   .  The Contract Owner;               different, in which case the death
                                        benefit is paid to the Contract
   .  The Participant; and              Owner, or the Contract Owner's estate.

   .  The Annuitant.                    If a Beneficiary dies while receiving
                                        payments, and there is no
 CHANGE OF BENEFICIARY                  co-Beneficiary to continue to receive
                                        payments, any amount still due will
 The Beneficiary (if not irrevocable)   be paid to the Beneficiary's estate.
 may usually be changed at any time.
                                        The Contract Owner may name a
 Under some retirement programs, the    contingent owner under an individual
 right to name a Beneficiary other      nonqualified Contract. During the
 than the spouse or change a            Purchase Period, the contingent owner
 Beneficiary is subject to approval by  may be changed.
 the spouse. Also, the right to name a
 Beneficiary other than the spouse may
 be subject to certain laws and
 regulations applicable to the plan.

CANCELLATION - THE 10 DAY "FREE LOOK"       total Purchase Payments are
                                            greater than 200% of the amount
The Contract Owner of a group               of first-year Purchase
Contract (employer) or individual           Payment(s) made on his/her
Contract Owner may cancel a Contract        behalf;
by returning it to the Company within
10 days after it is received. (A         .  Amend GUP contracts issued under
longer period will be allowed if            GUP contract form GVA-SA1 after
required under state law.) The free         five years of your participation
look does not apply to Participant          in the Contract to change any
certificates except in a limited            terms of the Contract upon 90
number of states. We will allocate          days written notice to you
Purchase Payments as instructed             (except where prohibited by the
during the "free look" period. To           1940 Act);
cancel the Contract, the Contract
Owner must send a written request for    .  Amend GTS-VA Contracts issued
cancellation and return the Contract        under GTS-VA contract form
to us at our Home Office before the         GVA-SA2 in connection with
end of the "Free Look" period. A            certain 403(b) and 401 plans for
refund will be made to the Contract         self-employed individuals to
Owner within seven days after receipt       increase the deduction for Sales
of the Contract within the required         and Administrative Charge after
period. The amount of the refund will       the end of the first year of the
be equal to all Purchase Payments           Contract. Contract amendments
received or, if more, the amount            may affect rates and Fund Annual
required under state law. The               Expenses adversely applicable to
Contract will be void once we issue a       Participants for Purchase
refund.                                     Payments at an annual rate of up
                                            to 200% of the first year
WE RESERVE CERTAIN RIGHTS                   Purchase Payment made for each
                                            such Participant;
We may amend the Contracts to comply
with changes in federal tax,             .  Amend the Payout rate applicable
securities, or other laws. We may           to Purchase Payments after the
also make changes to the Variable           tenth year of the Contract;
Account Option offered under the            Operate VALIC Separate Account A
Contracts. For example, we may add          as a management investment
new Variable Account Options to             company under the applicable
expand the offerings for an asset           securities laws, in
class. We may move assets and               consideration of an investment
re-direct future premium allocations        management fee or in any other
from one Variable Account Option to         form permitted by law;
another in accordance with federal
and state law and, in some cases,        .  Deregister VALIC Separate
with SEC approval. The new Variable         Account A under applicable
Account Option offered may have             securities laws, if registration
different Fund fees and expenses.           is no longer required.

We will not make any changes to the    RELATIONSHIP TO EMPLOYER'S PLAN
Contracts without Contract Owner and
Participant permission except as may   If the Contract is being offered
be allowed by federal or state law.    under a retirement plan through your
We may add endorsements to the         employer, you should always refer to
Contracts that would apply only to     the terms and conditions in your
new Contract Owners and Participants   employer's plan when reviewing the
after the effective date of the        descriptions of the Contracts in this
changes. These changes would be        prospectus.
subject to approval by the Company
and may be subject to approval by the  ASSIGNING YOUR CONTRACT
SEC.
                                       For most Contracts issued under
We reserve the right to:               qualified retirement plans or
                                       eligible deferred compensation plans
  .  Stop accepting new Participants   of government employers, you will not
     under a group Contract, under     be permitted to assign, sell or
     certain circumstances;            pledge your Contract to any person or
                                       organization, other than the Company,
  .  Amend the GUP Contracts to        unless your contract is owned by a
     increase all charges and annuity trustee or custodian and the trust or purchase rates (such change will custodial accounts comply with
     not affect Participants already   applicable nontransferable
     invested in a GUP Contract);      requirements. GUP Contracts not
                                       issued under GUP contract form
  .  Amend the GUP Contracts (except   GVA-SA1 and GTS-VA Contracts that are
     where prohibited by the 1940      issued under GTS-VA contract form
     Act) for Participants whose       GVA-SA2 are not assignable unless
                                       permitted under applicable law. GUP
                                       Contracts that are issued under GUP
                                       contract form GVA-SA1 are not
                                       assignable.

VOTING RIGHTS
--------------------------------------------------------------------------------

As discussed in the "About VALIC        DURING THE PAYOUT PERIOD OR AFTER A
Separate Account A" section of this     DEATH BENEFIT HAS BEEN PAID. The
prospectus, VALIC Separate Account A    number of Fund shares attributable to
holds on your behalf shares of the      your account will be based on the
Fund that comprise the Variable         liability for future variable annuity
Account Option. From time to time the   payments to your payees on the record
Stock Index Fund may be required to     date set for the Fund shareholder
hold a shareholder meeting to obtain    meeting.
approval from their shareholders for
certain matters.                        HOW FUND SHARES ARE VOTED

WHO MAY GIVE VOTING INSTRUCTIONS        The Fund that comprises the Variable
                                        Account Option in the Contracts may
During the Purchase Period, subject     have a number of shareholders
to any contrary provisions in the       including VALIC Separate Account A,
plan, Participants will have the        other affiliated insurance company
right to give voting instructions for   separate accounts and public
the shareholder meetings. Contract      shareholders.
Owners will instruct VALIC Separate
Account A in accordance with these      VALIC Separate Account A will vote
instructions. You will receive proxy    all of the shares of the Fund it
material and a form on which voting     holds based on, and in the same
instructions may be given before the    proportion as, the instructions given
shareholder meeting is held.            by all Participants invested in the
                                        Fund entitled to give instructions at
You will not have the right to give     that shareholder meeting. VALIC
voting instructions if your Contract    Separate Account A will vote the
was issued in connection with a         shares of the Fund it holds for which
nonqualified unfunded deferred          it receives no voting instruction in
compensation plan.                      the same proportion as the shares for
                                        which voting instructions have been
DETERMINATION OF FUND SHARES            received.
ATTRIBUTABLE TO YOUR ACCOUNT
                                        In the future, we may decide how to
DURING THE PURCHASE PERIOD. The         vote the shares of VALIC Separate
number of Fund shares attributable to   Account A in a different manner if
your account will be determined on      permitted at that time under federal
the basis of the Purchase Units         securities law.
credited to your account on the
record date set for the Fund
shareholder meeting.

FEDERAL TAX MATTERS
--------------------------------------------------------------------------------


The Contracts provide tax-deferred      TYPES OF PLANS
accumulation over time, but may be
subject to certain federal income and   Tax rules vary, depending on whether
excise taxes, mentioned below. Refer    the Contract is offered under your
to the SAI for further details.         employer's tax-qualified retirement
Section references are to the Code.     program, an individual retirement
We do not attempt to describe any       plan, or is instead a nonqualified
potential estate or gift tax, or any    Contract. The Contracts are used
applicable state, local or foreign      under the following types of
tax law other than possible premium     retirement arrangements:
taxes mentioned under "Premium Tax
Charge." Discussions regarding the        .  Section 403(b) annuities for
tax treatment of any annuity contract        employees of public schools and
or retirement plans and programs are         section 501(c)(3) tax-exempt
intended for general purposes only           organizations;
and are not intended as tax advice,
either general or individualized, nor
should they be interpreted to provide     .  Section 401(a), 403(a) and
any predictions or guarantees of a           401(k) qualified plans
particular tax treatment. Such               (including plans for
discussions generally are based upon         self-employed individuals);
the Company's understanding of
current tax rules and interpretations,
and may include areas of those rules    .  Section 408(b) traditional IRAs;
that are more or less clear or
certain. Tax laws are subject to        .  Section 408A Roth IRAs;
legislative modification, and while
many such modifications will have       .  Section 457 deferred
only a prospective application, it         compensation plans of
is important to recognize that a           governmental and tax-exempt
change could have retroactive effect       employers;
as well. You should seek competent
tax or legal advice, as you deem        .  Section 408(k) SEPs and SARSEPs;
necessary or appropriate, regarding        and
your own circumstances.
                                        .  Section 408(p) SIMPLE retirement
                                           accounts.

Contributions under any of these        Distributions are taxed differently
retirement arrangements generally       depending on the program through
must be made to a qualifying annuity    which the Contracts are offered and
Contract or to a qualifying trust or    the previous tax characterization of
custodial account, in order for the     the contributions to which the
contributions to receive favorable      distribution relates. Generally, the
tax treatment as pre-tax (or Roth)      portion of a distribution that is not
contributions. Contracts purchased      considered a return of investment in
under these retirement arrangements     the Contract is subject to income
are "Qualified Contracts."              tax. For annuity payments, investment
Note that the specific terms of the     in the Contract is recovered ratably
governing employer plan may limit       over the expected payout period.
rights and options otherwise            Special recovery rules might apply in
available under a Contract. In          certain situations. Non-periodic
addition, changes in the applicable     payments such as partial withdrawals
laws or regulations may impose          and full surrenders during the
additional limitations or may require   Purchase Period are referred to as
changes to the contract to maintain     "amounts not received as an annuity"
its status as a Qualified Contract.     in the Code. These types of payments
                                    are generally taxed to the extent of
                                        any gain existing in the Contract at
TAX CONSEQUENCES IN GENERAL             the time of withdrawal.

Purchase Payments, distributions,       Amounts subject to income tax may
withdrawals, transfers and surrender    also incur excise or penalty taxes,
of a Contract can each have a tax       under certain circumstances.
effect, which varies with the           Generally, as more fully discussed in
governing retirement arrangement.       the SAI, taxable distributions
Please refer to the detailed            received before you attain age 59
explanation in the SAI, the documents   1/2 are subject to a 10% penalty tax
(if any) controlling the retirement     in addition to regular income tax,
arrangement through which the           unless you make a rollover, in the
Contract is offered, and your           case of a Qualified Contract, to
personal tax advisor.                   another tax-deferred investment
                                        vehicle or meet certain exceptions.
                                     And, if you have to report the
Purchase Payments under the Contracts   distribution as ordinary income, you
can be made as contributions by         may need to make an estimated tax
employers or as pre-tax or after-tax    payment by the due date for the
contributions by employees, depending   quarter in which you received the
on the type of retirement program.      distribution, depending on the amount
Purchase Payments also can be made      of federal tax withheld from the
outside of an employer-sponsored        distribution. When calculating your
retirement program. After-tax           tax liability to determine whether
Purchase Payments, including            you need to make an estimated tax
after-tax employee contributions,       payment, your total tax for the year
generally constitute "investment in     should also include the amount of the
the Contract." All Qualified            10% additional tax on early
Contracts receive deferral of tax on    distributions unless an exception
the inside build-up of earnings on      applies. Amounts eligible for
invested Purchase Payments, until a     grandfathered status afforded to
distribution occurs. SEE THE SAI FOR    pre-1982 accounts might be exempt
A DISCUSSION OF THE TAXATION OF         from the 10% early withdrawal penalty.
DISTRIBUTIONS, INCLUDING UPON DEATH,
AND SPECIAL RULES, INCLUDING THOSE      The Pension Protection Act of 2006
APPLICABLE TO NON-NATURAL OWNERS OF     created other distribution events and
NONQUALIFIED CONTRACTS.                 exemptions from the 10% early
                                    withdrawal penalty tax. These include
                                        payments to certain reservists called
Transfers among investment options      up for active duty after
within a variable annuity Contract      September 11, 2001 and payments up to
generally are not taxed at the time     $3,000 per year made directly to an
of such a transfer. However, in 1986,   insurer for health, life and accident
the Internal Revenue Service ("IRS")    insurance by certain retired public
indicated that limitations might be     safety officers,.
imposed with respect to either the
number of investment options
available within a Contract, or the     On March 30, 2010, the Health Care
frequency of transfers between          and Education Reconciliation Act
investment options, or both, in order   ("Reconciliation Act") was signed
for the Contract to be treated as an    into law. Among other provisions, the
annuity Contract for federal income     Reconciliation Act imposes a new tax
tax purposes. If imposed, VALIC can     on net investment income, goes went
provide no assurance that such          effect in 2013, at the rate of 3.8%
limitations would not be imposed on a   of investment income in excess of
retroactive basis to Contracts issued   applicable thresholds for Modified
under this prospectus. However, VALIC   Adjusted Gross Income ($250,000 for
has no present indications that the     joint filers; $125,000 for married
IRS intends to impose such              individuals filing separately; and,
limitations, or what the terms or       $200,000 for individual filers). An
scope of those limitations might be.    individual with MAGI in excess of the
In addition, based upon published       threshold will be required to pay
guidance issued by the IRS in 1999,     this new tax on net investment income
it appears likely that such             in excess of the applicable MAGI
limitations, if imposed, would only     threshold. For this purpose, net
apply to nonqualified Contracts.        investment income generally will
                                        include taxable withdrawals from a
                                        Non-Qualified contract, as well as
                                        other taxable amounts including
                                        amounts taxed annually to an owner
                                        that is not
a natural person (see final paragraph   grandfathered) from some of the
in this section). This new tax          requirements of the final
generally does not apply to Qualified   regulations; provided that no salary
Contracts; however, taxable             reduction or other contributions have
distributions from such contracts may   ever been made to the contract, and
be taken into account in determining    that no additional transfers are made
the applicability of the MAGI           to made to the contract on or after
thresholds.                             September 25, 2007. Further,
                                    contracts that are not grandfathered
                                        were generally required to be part
                                     of, and subject to the requirements
It is the opinion of VALIC and its      of an employer's 403(b) plan upon its
tax counsel, confirmed by IRS Revenue   establishment, but no later than by
Procedure 99-44, that a Qualified       January 1, 2009.
Contract described in section 401(a),
403(a), 403(b), 408(b) or 408A of the   The new rules in the final
Code does not lose its deferred tax     regulations generally do not affect a
treatment if Purchase Payments under    participant's ability to transfer
the Contract are invested in publicly   some or all of a 403(b) account to a
available Mutual Funds.                 state-defined benefit plan to
                                    purchase service credits, where such
                                        a transfer is otherwise consistent
It is also the opinion of VALIC and     with applicable rules and
its tax counsel that for each other     requirements and with the terms of
type of Qualified Contract an           the employer's plan.
independent exemption provides tax
deferral regardless of how ownership    As a general matter, many Contracts
of the Mutual Fund shares might be      that have received plan contributions
imputed for federal income tax          after 2004, and all Contracts that
purposes.                               have received plan contributions
                                        after 2008, are required to be
Investment earnings on contributions    included in the plan and in the
to nonqualified Contracts that are      plan's administrative coordination,
owned by non-natural persons (except    even if the investment provider and
for trusts or other entities as agent   the Contract are no longer permitted
for a natural person) will be taxed     to receive new contributions and/or
currently to the Contract Owner and     transfers. However, IRS guidance
such Contracts will not be treated as   generally permits a plan sponsor to
annuities for federal income tax        exclude a Contract where the plan
purposes.                               sponsor has otherwise made a good
                                        faith effort to include the Contract
IMPORTANT INFORMATION REGARDING         issued by a provider that ceased to
403(B) REGULATIONS                      receive contributions prior to
                                        January 1, 2009, as well as such
On July 26, 2007, the Department of     Contracts maintained by certain
the Treasury published final 403(b)     former employees. You should be
regulations that became largely         aware, however, that some rules
effective on January 1, 2009. These     governing contracts inside and
comprehensive regulations include       outside of the plan after 2008 are
several new rules and requirements,     subject to different interpretations,
such as a requirement that employers    as well as possible additional IRS
maintain their 403(b) plans pursuant    guidance. In addition, a Contract
to a written plan. The final            maintained under a plan subject to
regulations, subsequent IRS guidance,   the requirements of Title I of ERISA
and the terms of the written plan may   may be required to be included in the
impose new restrictions on both new     plan regardless of whether it remains
and existing contracts, including       eligible to receive contributions
restrictions on the availability of     after a specified date. The foregoing
loans, distributions, transfers and     discussion is intended as a general
exchanges, regardless of when a         discussion of the new requirements
contract was purchased.                 only, and you may wish to discuss the
                                        new regulations and/or the general
In general, certain contracts           information above with your tax
originally established by a 90-24       advisor.
transfer prior to September 25, 2007
are exempt (or

LEGAL PROCEEDINGS
--------------------------------------------------------------------------------


The Company is currently defending a    Various federal, state and other
lawsuit filed in the Circuit Court of   regulatory agencies may from time to
Kanawha County, West Virginia on        time review, examine or inquire into
November 12, 2009 by the West           the operations, practices and
Virginia Investment Management Board    procedures of the Company, such as
and The West Virginia Consolidated      through financial examinations,
Public Retirement Board (the "WV        market conduct exams or regulatory
Boards"). In 2012, the WV Boards        inquiries. Based on the current
submitted a report prepared by their    status of pending regulatory
retained expert that opines their       examinations and inquiries involving
damages total approximately $96.3       the Company, the Company believes it
million. In November 2014, the West     is not likely that these regulatory
Virginia Supreme Court reversed the     examinations or inquiries will have a
trial court's grant of summary          material adverse effect on the
judgment in the Company's favor, and    financial position, results of
remanded the matter to the Business     operations or cash flows of the
Court for further proceedings.          Company.

Various other lawsuits against the      lawsuits will have a material effect
Company have arisen in the ordinary     on the Company's statutory financial
course of business. The Company         statements.
believes it is not likely that
contingent liabilities arising from
such





FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

The financial statements of VALIC,      Reference Room in Washington, DC.
the Separate Account and American       Inquiries on the operations of the
Home can be found in the SAI. We have   Public Reference Room may be made by
filed the SAI with the SEC and have     calling the SEC at 1-202-942-8090.
incorporated it by reference into       Reports and other information about
this prospectus. You may obtain a       the Separate Account are available on
free copy of the SAI if you write us    the SEC's Internet site at
at VALIC Document Control, PO Box       http://www.sec.gov and copies of this
15648, Amarillo, Texas, 79105 or call   information may be obtained, upon
us at 1-800-448-2542.                   payment of a duplicating fee, by
                                        writing the Public Reference Section
Information about the Separate          of the SEC, 100 F Street N.E.,
Account, including the SAI, can also    Washington D.C. 20549-2102.
be reviewed and copied at the SEC's
Public

--------------------------------------------------------------------------------
           TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------


                                                                         PAGE
  General Information...................................................   2
  Federal Tax Matters...................................................   2
  Exchange Privilege....................................................  11
  Purchase Unit Value...................................................  12
  Payout Payments.......................................................  13
  Distribution of Variable Annuity Contracts............................  15
  Experts...............................................................  15
  Comments on Financial Statements......................................  15



(C) 2015 AMERICAN INTERNATIONAL GROUP, INC.

All Rights Reserved.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                               SEPARATE ACCOUNT A
                            UNITS OF INTEREST UNDER
                            GROUP UNIT PURCHASE AND

              GROUP FIXED AND VARIABLE DEFERRED ANNUITY CONTRACTS

                          (GUP AND GTS-VA CONTRACTS)

--------------------------------------------------------------------------------
                      STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                                FORM N-4 PART B

                                  MAY 1, 2015



This Statement of Additional Information ("SAI") is not a prospectus but contains information in addition to that set forth in the prospectus for the GUP and GTS-VA Contracts dated May 1, 2015 (the "Contracts") and should be read in conjunction with the prospectus. The terms used in this SAI have the same meaning as those set forth in the prospectus. A prospectus may be obtained by calling or writing VALIC Document Control, PO Box 15648, Amarillo, Texas, 79105 or call us at 1-800-428-2542.


Prospectuses are also available on the internet at www.valic.com.

--------------------------------------------------------------------------------
                               TABLE OF CONTENTS
--------------------------------------------------------------------------------


General Information..........................................................  2
Federal Tax Matters..........................................................  2
   Tax Consequences of Purchase Payments.....................................  2
   Tax Consequences of Distributions.........................................  5
   Special Tax Consequences -- Early Distribution............................  6
   Special Tax Consequences -- Required Distributions........................  7
   Tax-Free Rollovers, Transfers and Exchanges...............................  8
   Effect of Tax-Deferred Accumulations......................................  9
   Foreign Account Tax Compliance Act........................................ 10
   Other Withholding Tax..................................................... 10
Exchange Privilege........................................................... 11
   Exchanges From SA-1 and SA-2 Contracts.................................... 11
Purchase Unit Value.......................................................... 12
   Illustration of Calculation of Purchase Unit Value........................ 12
   Illustration of Purchase of Purchase Units................................ 13
Payout Payments.............................................................. 13
   Assumed Investment Rate................................................... 13
   Amount of Payout Payments................................................. 13
   Payout Unit Value......................................................... 14
   Illustration of Calculation of Payout Unit Value.......................... 14
   Illustration of Payout Payments........................................... 14
Distribution of Variable Annuity Contracts................................... 15
Experts...................................................................... 15
Comments on Financial Statements............................................. 15

--------------------------------------------------------------------------------
                              GENERAL INFORMATION
--------------------------------------------------------------------------------

   Flexible payment deferred annuity Contracts are offered in connection with the prospectus to which this SAI relates.

   Under flexible payment deferred annuity Contracts, Purchase Payments generally are made until retirement age is reached. However, no Purchase Payments are required to be made after the first payment. Purchase Payments are subject to any minimum payment requirements under the Contract.

   The Contracts are non-participating and will not share in any of the profits of the Company.

--------------------------------------------------------------------------------
                              FEDERAL TAX MATTERS
--------------------------------------------------------------------------------

NOTE: DISCUSSIONS REGARDING THE TAX TREATMENT OF ANY ANNUITY CONTRACT OR RETIREMENT PLAN AND PROGRAM ARE INTENDED FOR GENERAL PURPOSES ONLY AND ARE NOT INTENDED AS TAX ADVICE, EITHER GENERAL OR INDIVIDUALIZED, NOR SHOULD THEY BE INTERPRETED TO PROVIDE ANY PREDICTIONS OR GUARANTEES OF A PARTICULAR TAX TREATMENT. SUCH DISCUSSIONS GENERALLY ARE BASED UPON THE COMPANY'S UNDERSTANDING OF CURRENT TAX RULES AND INTERPRETATIONS, AND MAY INCLUDE AREAS OF THOSE RULES THAT ARE MORE OR LESS CLEAR OR CERTAIN. TAX LAWS ARE SUBJECT TO LEGISLATIVE MODIFICATION, AND WHILE MANY SUCH MODIFICATIONS WILL HAVE ONLY A PROSPECTIVE APPLICATION, IT IS IMPORTANT TO RECOGNIZE THAT A CHANGE COULD HAVE RETROACTIVE EFFECT AS WELL. YOU SHOULD SEEK COMPETENT TAX OR LEGAL ADVICE, AS YOU DEEM NECESSARY OR APPROPRIATE, REGARDING YOUR OWN CIRCUMSTANCES. WE DO NOT GUARANTEE THE TAX STATUS OR TREATMENT OF YOUR ANNUITY.

   This section summarizes the major tax consequences of contributions, payments, and withdrawals under the Contracts, during life and after death.


   It is the opinion of VALIC and its tax counsel, confirmed by Internal Revenue Service ("IRS") Revenue Procedure 99-44, that a Qualified Contract described in section 401(a), 403(a), 403(b), 408(b) or 408A of the Internal Revenue Code of 1986, as amended ("Code" or "IRC") does not lose its deferred tax treatment if Purchase Payments under the contract are invested in publicly available mutual funds.


   It is also the opinion of VALIC and its tax counsel, that for each other type of Qualified Contract an independent exemption provides tax deferral regardless of how ownership of the Mutual Fund shares might be imputed for federal income tax purposes.

   For nonqualified Contracts, not all Variable Account Options are available within your contract. Variable Account Options that are invested in Mutual Funds available to the general public outside of annuity contracts or life insurance contracts generally are not offered under nonqualified Contracts. Investment earnings on contributions to nonqualified Contracts that are owned by non-natural persons will be taxed currently to the owner, and such contracts will not be treated as annuities for federal income tax purposes (except for trusts or other entities as agents for an individual).

TAX CONSEQUENCES OF PURCHASE PAYMENTS

   403(B) ANNUITIES. Purchase Payments made by section 501(c)(3) tax-exempt organizations and public educational institutions toward Contracts for their employees are excludable from the gross income of employees, to the extent aggregate Purchase Payments do not exceed several competing tax law limitations on contributions. This gross income exclusion applies both to employer contributions and to your voluntary and nonelective salary reduction contributions. The exclusion does not apply to Roth 403(b) contributions, which are made on an after-tax basis; however, the contribution limits apply to such contributions. Roth 403(b) contributions will be referred to as elective deferrals, along with voluntary salary reduction contributions.


   For 2015, your elective deferrals are generally limited to $18,000, although additional "catch-up" contributions (of up to $6,000) are permitted for individuals who will be age 50 at the end of the 2015 calendar year. Combined employer contributions, nonelective employee contributions and elective deferrals are generally limited to $53,000, or up to 100% of "includible compensation," as defined in the Code for 403(b) plans. In addition, after 1988, employer contributions for highly compensated employees may be further limited by applicable nondiscrimination rules.

   401(A)/(K) AND 403(A) QUALIFIED PLANS. Purchase Payments made by an employer (or a self-employed individual) under a qualified pension, profit-sharing or annuity plan are excluded from the gross income of the employee. Purchase Payments made by an employee may be made on a pre-tax or an after-tax basis, depending on several factors, including whether the employer is eligible to establish a 401(k) or 414(h) contribution option, and whether the employer, if eligible to establish a 401(k) option, has established a Roth 401(k) option under the Plan.


   408(B) INDIVIDUAL RETIREMENT ANNUITIES ("408(B) IRAS" OR "TRADITIONAL IRAS"). For 2015, annual tax-deductible contributions for 408(b) IRA Contracts are limited to the lesser of $5,500 or 100% of compensation ($6,500 if you are age 50 or older), and are generally fully deductible in 2015 only by individuals who:


   (i) are not active Participants in another retirement plan, and are not married;


   (ii) are not active Participants in another retirement plan, are married, and either (a) the spouse is not an active Participant in another retirement plan, or (b) the spouse is an active Participant, but the couple's adjusted gross income is less than $183,000;



   (iii)are active Participants in another retirement plan, are unmarried, and have adjusted gross income of less than $61,000; or



   (iv) are active Participants in another retirement plan, are married, and have adjusted gross income of less than $98,000.


   Active Participants in other retirement plans whose adjusted gross income exceeds the limits in (ii), (iii) or (iv) by less than $10,000 are entitled to make deductible 408(b) IRA contributions in proportionately reduced amounts. If a 408(b) IRA is established for a non-working spouse who has no compensation, the annual tax-deductible Purchase Payments for both spouses'' Contracts cannot exceed the lesser of $11,000 or 100% of the working spouse's earned income, and no more than $5,500 may be contributed to either spouse's IRA for any year. The $11,000 limit increases to $13,000 if both spouses are age 50 or older ($1,000 for each spouse age 50 or older).

   You may be eligible to make nondeductible IRA contributions of an amount equal to the excess of:


   (i) the lesser of $5,500 ($6,500 if you are age 50 or older; $11,000 for you and your spouse's IRAs, or $13,000 if you are both age 50 or older) or 100% of compensation, over


   (ii) your applicable IRA deduction limit.

   You may also make contributions of eligible rollover amounts from other tax-qualified plans and contracts. See Tax-Free Rollovers, Transfers and Exchanges.


   408A ROTH INDIVIDUAL RETIREMENT ANNUITIES ("408A ROTH IRAS" OR "ROTH IRAS"). For 2015, annual nondeductible contributions for 408A Roth IRA Contracts are limited to the lesser of $5,500 or 100% of compensation ($6,500 if you are age 50 or older), and a full contribution may be made only by individuals who:



   (i)  are unmarried and have adjusted gross income of less than $116,000; or



   (ii) are married and filing jointly, and have adjusted gross income of less than $183,000



   The available nondeductible 408A Roth IRA contribution is reduced proportionately to zero where modified AGI is between $183,000 and $193,000 for those who are married filing joint returns. No contribution may be made for those with modified AGI over $193,000. Similarly, the contribution is reduced for those who are single with modified AGI between $116,000 and $131,000, with no contribution for singles with modified AGI over $131,000. Similarly, individuals who are married and filing separate returns and whose modified AGI is over $10,000 may not make a contribution to a Roth IRA; a portion may be contributed for modified AGI between $0 and $10,000.


   All contributions to 408(b) traditional IRAs and 408A Roth IRAs must be aggregated for purposes of the annual contribution limit.

   457 PLANS. A unit of a state or local government may establish a deferred compensation program for individuals who perform services for the government unit if permitted by applicable state (and/or local) laws. In addition, a non-governmental tax-exempt employer may establish a deferred compensation program for individuals who: (i) perform services for the employer, and
(ii) belong to either a select group of management or highly compensated employees and/or are independent contractors.


   This type of program allows eligible individuals to defer the receipt of compensation (and taxes thereon) otherwise presently payable to them. For 2015, if the program is an eligible deferred compensation plan (an "EDCP"), you and your employer may contribute (and defer tax on) the lesser of $18,000 or 100% of your "includible" compensation (compensation from the employer currently includible in taxable income). Additionally, catch-up deferrals are permitted in the final three years before the year you reach normal retirement age under the plan and for governmental plans only, age-based catch-up deferrals up to $6,000 are also permitted for individuals age 50 or older. Generally, however, a participant cannot utilize both the catch-up in the three years before normal retirement age, and the age 50 catch-up, in the same year.



   The employer uses deferred amounts to purchase the Contracts offered by this prospectus. For plans maintained by a unit of a state or local government, the Contract is generally held for the exclusive benefit of plan Participants, (although certain Contracts remained subject to the claims of the employer's general creditors until 1999). For plans of non-governmental tax-exempt employers, the employee has no present rights in the Contract and is entitled to payment only in accordance with the EDCP provisions.



   SIMPLIFIED EMPLOYEE PENSION PLAN ("SEP"). Employer contributions under a SEP are made to a separate individual retirement account or annuity established for each participating employee, and generally must be made at a rate representing a uniform percent of participating employees'' compensation. Employer contributions are excludable from employees'' taxable income. For 2015, the employer may contribute up to 25% of your compensation or $53,000, whichever is less.



   Through 1996, employees of certain small employers (other than tax-exempt organizations) were permitted to establish plans allowing employees to contribute pretax, on a salary reduction basis, to the SEP. Such plans if established by December 31, 1996, may still allow employees to make these contributions. In 2015, the limit is $18,000. Additionally, you may be able to make higher contributions if you are age 50 or older, subject to certain conditions.



   SIMPLE IRA. Employer and employee contributions under a SIMPLE IRA Plan are made to a separate individual retirement account or annuity for each employee. For 2015, employee salary reduction contributions cannot exceed $12,500. You may be able to make higher contributions if you are age 50 or older, subject to certain conditions. Employer contributions must be in the form of matching contribution or a nonelective contribution of a percentage of compensation as specified in the Code. Only employers with 100 or fewer employees can maintain a SIMPLE IRA plan, which must also be the only plan the employer maintains.


   NONQUALIFIED CONTRACTS. Purchase Payments made under nonqualified Contracts, whether under an employer-sponsored plan or arrangement or independent of any such plan or arrangement, are neither excludible from the gross income of the Contract Owner nor deductible for tax purposes. However, any increase in the Purchase Unit value of a nonqualified Contract resulting from the investment performance of VALIC Separate Account A is not taxable to the Contract Owner until received by him. Contract Owners that are not natural persons (except for trusts or other entities as agent for an individual) however, are currently taxable on any increase in the Purchase Unit value attributable to Purchase Payments made after February 28, 1986 to such Contracts.

   UNFUNDED DEFERRED COMPENSATION PLANS. Private for-profit employers may establish unfunded nonqualified deferred compensation plans for a select group of management or highly compensated employees and/or for independent contractors. Certain arrangements of nonprofit employers entered into prior to August 16, 1986, and not subsequently modified, are also subject to the rules discussed below.

   An unfunded deferred compensation plan is a bare contractual promise on the part of the employer to defer current wages to some future time. The Contract is owned by the employer and remains subject to the claims of the employer's general creditors. Private for-profit employers that are not natural persons are currently taxable on any increase in the Purchase Unit value attributable to Purchase Payments made on or after February 28, 1986 to such

Contracts. Participants have no present right or vested interest in the Contract and are only entitled to payment in accordance with plan provisions.

TAX CONSEQUENCES OF DISTRIBUTIONS

   403(B) ANNUITIES. Elective deferrals (including salary reduction amounts and Roth 403(b) contributions) accumulated after December 31, 1988, and earnings on such contributions, may not be distributed before one of the following:

   (1)  attainment of age 59  1/2;

   (2)  severance from employment;

   (3)  death;

   (4)  disability; or

   (5) qualifying hardship (hardship distributions are limited to salary reduction contributions only, exclusive of earnings thereon).

   Similar restrictions will apply to all amounts transferred from a Code section 403(b)(7) custodial account other than certain rollover contributions, except that pre-1989 earnings included in such amounts generally will be eligible for a hardship distribution.

   As a general rule, distributions are taxed as ordinary income to the recipient in accordance with Code section 72. However, three important exceptions to this general rule are:

   (1)  distributions of Roth 403(b) contributions;

   (2)  qualified distributions of earnings on Roth 403(b) contributions; and

   (3)  other after-tax amounts in the Contract.

Distributions of Roth 403(b) contributions are tax-free. "Qualified" distributions of earnings on Roth 403(b) contributions made upon attainment of age 59 1/2, upon death or disability are tax-free as long as five or more years have passed since the first contribution to the Roth account or any Roth account under the employer's Plan. Distribution of earnings that are non-qualified are taxed in the same manner as pre-tax contributions and earnings under the Plan. Distributions of other after-tax amounts in the Contract are tax-free.


   401(A)/(K) AND 403(A) QUALIFIED PLANS. Distributions from Contracts purchased under qualified plans are taxable as ordinary income, except to the extent allocable to an employee's after-tax contributions (investment in the Contract). If you or your Beneficiary receive a "lump sum distribution" (legally defined term), the taxable portion may be eligible for special 10-year income averaging treatment. Ten-year income averaging uses tax rates in effect for 1986, allows 20% capital gains treatment for the taxable portion of a lump sum distribution attributable to years of service before 1974, and is available if you were 50 or older on January 1, 1986. The distribution restrictions for 401(k) elective deferrals in Qualified Plans are generally the same as described for elective deferrals to 403(b) annuities. The tax consequences of distributions from Qualified Plans are generally the same as described above for 403(b) annuities.


   408(B) TRADITIONAL IRAS, SEPS AND SIMPLE IRAS. Distributions are generally taxed as ordinary income to the recipient. Rollovers from a Traditional IRA to a Roth IRA, and conversions of a Traditional IRA to a Roth IRA, where permitted, are generally taxable in the year of the rollover or conversion. The taxable value of such a conversion may take into account the value of certain benefits under the Contract. Prior to 2010, individuals with adjusted gross income over $100,000 were generally ineligible for such conversions, regardless of marital status, as were married individuals who file separately. Beginning in 2010, such conversions are available without regard to income.

   408A ROTH IRAS. "Qualified" distributions upon attainment of age 59 1/2, upon death or disability or for qualifying first-time homebuyer expenses are tax-free as long as five or more years have passed since the first contribution to the taxpayer's first 408A Roth IRA. Qualified distributions may be subject to state income tax in some states. Nonqualified distributions are generally taxable to the extent that the distribution exceeds Purchase Payments.

   457 PLANS. Amounts received from an EDCP are includible in gross income for the taxable year in which they are paid or, if a non-governmental tax-exempt employer, otherwise made available to the recipient.

   UNFUNDED DEFERRED COMPENSATION PLANS. Amounts received are includible in gross income for the taxable year in which the amounts are paid or otherwise made available to the recipient.

   NONQUALIFIED CONTRACTS. Partial redemptions from a nonqualified Contract purchased after August 13, 1982 (or allocated to post-August 13, 1982 Purchase Payments under a pre-existing Contract), generally are taxed as ordinary income to the extent of the accumulated income or gain under the Contract if they are not received as an annuity. Partial redemptions from a nonqualified Contract purchased before August 14, 1982 are taxed only after the Contract Owner has received all of his pre-August 14, 1982 investment in the Contract. The amount received in a complete redemption of a nonqualified Contract (regardless of the date of purchase) will be taxed as ordinary income to the extent that it exceeds the Contract Owner's investment in the Contract. Two or more Contracts purchased from VALIC (or an affiliated company) by a Contract Owner within the same calendar year, after October 21, 1988, are treated as a single Contract for purposes of measuring the income on a partial redemption or complete surrender.

   When payments are received as an annuity, the Contract Owner's investment in the Contract is treated as received ratably and excluded ratably from gross income as a tax-free return of capital, over the expected payment period of the annuity. Individuals who begin receiving annuity payments on or after January 1, 1987 can exclude from income only their unrecovered investment in the Contract. Upon death prior to recovering tax-free their entire investment in the Contract, individuals generally are entitled to deduct the unrecovered amount on their final tax return.

SPECIAL TAX CONSEQUENCES -- EARLY DISTRIBUTION

   403(B) ANNUITIES, 401(A)/(K) AND 403(A) QUALIFIED PLANS, 408(B) TRADITIONAL IRAS, SEPS AND SIMPLE IRAS. The taxable portion of distributions received before the recipient attains age 59 1/2 generally are subject to a 10% penalty tax in addition to regular income tax. Distributions on account of the following generally are excepted from this penalty tax:

   (1)  death;

   (2)  disability;


   (3) separation from service after a Participant reaches age 55 (only applies to 403(b), 401(a)/(k) and 403(a) plans);


   (4) separation from service at any age if the distribution is in the form of substantially equal periodic payments over the life (or life expectancy) of the Participant (or the Participant and Beneficiary) for a period that lasts the later of five years or until the Participant attains age 59 1/2; or

   (5) distributions that do not exceed the employee's tax-deductible medical expenses for the taxable year of receipt.

   Separation from service is not required for distributions from a Traditional IRA, SEP or SIMPLE IRA under (4) above. Certain distributions from a SIMPLE IRA within two years after first participating in the Plan may be subject to a 25% penalty, rather than a 10% penalty.

   Currently, distributions from 408(b) IRAs on account of the following additional reasons are also excepted from the 10% penalty tax:

   (1) distributions up to $10,000 (in the aggregate) to cover costs of acquiring, constructing or reconstructing the residence of a first-time homebuyer;

   (2) distributions to cover certain costs of higher education: tuition, fees, books, supplies and equipment for the IRA owner, a spouse, child or grandchild; and

   (3) distributions to cover certain medical care or long-term care insurance premiums, for individuals who have received federal or state unemployment compensation for 12 consecutive months.

   408A ROTH IRAS. Distributions, other than "qualified" distributions where the five-year holding rule is met, are generally subject to the same 10% penalty tax on amounts included in income as other IRAs. Distributions of rollover or conversion contributions may be subject to a 10% penalty tax if the distribution of those contributions is made within five years of the rollover/conversion.

   457 PLANS. Distributions generally may be made under an EDCP prior to severance from employment only upon attainment of age 70 1/2, for unforeseeable emergencies or for amounts under $5,000 for inactive Participants, and are includible in the recipient's gross income in the year paid. Such distributions are not subject to the 10% early withdrawal penalty tax.

   NONQUALIFIED CONTRACTS. A 10% penalty tax applies to the taxable portion of a distribution received before age 59 1/2 under a nonqualified Contract, unless the distribution is:

   (1)  to a Beneficiary on or after the Contract Owner's death;

   (2)  upon the Contract Owner's disability;

   (3) part of a series of substantially equal annuity payments for the life or life expectancy of the Contract Owner, or the lives or joint life expectancy of the Contract Owner and Beneficiary for a period lasting the later of 5 years or until the Contract Owner attains age 59 1/2;

   (4)  made under an immediate annuity contract; or

   (5)  allocable to Purchase Payments made before August 14, 1982.

SPECIAL TAX CONSEQUENCES -- REQUIRED DISTRIBUTIONS

   403(B) ANNUITIES. Generally, minimum required distributions are required from both pre-tax and Roth amounts accumulated under the Contract and must commence no later than April 1 of the calendar year following the later of the calendar year in which the Participant attains age 70 1/2 or the calendar year in which the Participant retires. Required distributions must be made over a period no longer than the period determined under The IRS' Uniform Life Expectancy Table reflecting the joint life expectancy of the Participant and a Beneficiary 10 years younger than the Participant, or if the Participant's spouse is the sole Beneficiary and is more than 10 years younger than the Participant, their joint life expectancy. A penalty tax of 50% is imposed on the amount by which the minimum required distribution in any year exceeds the amount actually distributed in that year.

   Amounts accumulated under a Contract on December 31, 1986 may be paid in a manner that meets the above rule or, alternatively:

   (i) must begin to be paid when the Participant attains age 75 or retires, whichever is later; and

   (ii) the present value of payments expected to be made over the life of the Participant, (under the option chosen) must exceed 50% of the present value of all payments expected to be made (the "50% rule").

   The 50% rule will not apply if a Participant's spouse is the joint Annuitant. Notwithstanding these pre-January 1, 1987 rules, the entire contract balance must meet the minimum distribution incidental benefit requirement of section 403(b)(10).


   At the Participant's death before payout has begun, Contract amounts generally either must be paid to the Beneficiary within 5 years, or must begin by December 31st of the year following the year of death and be paid over the single life expectancy of the Beneficiary. If death occurs after commencement of (but before full) payout, distributions generally must be made over a period that does not exceed the longer of the Participant's or the designated Beneficiary's life expectancy. Exceptions to this rule may apply in the case of a beneficiary who is also the participant's spouse.


   A Participant generally may aggregate his or her 403(b) Contracts and accounts for purposes of satisfying these requirements, and withdraw the required distribution in any combination from such Contracts or accounts, unless the plan, Contract, or account otherwise provides.


   401(A)/(K) AND 403(A) QUALIFIED PLANS. Minimum distribution requirements for qualified plans are generally the same as described for 403(b) Annuities, except that there is no exception for pre-1987 amounts, and multiple plans may not be aggregated to satisfy the requirement.

   408(B) TRADITIONAL IRAS, SEPS AND SIMPLE IRAS. Minimum distribution requirements are generally the same as described above for 403(b) Annuities, except that:

    (1)  there is no exception for pre-1987 amounts; and

    (2) there is no available postponement past April 1 of the calendar year following the calendar year in which age 70 1/2 is attained.

   A Participant generally may aggregate his or her IRAs for purposes of satisfying these requirements, and withdraw the required distribution in any combination from such Contracts or accounts, unless the Contract or account otherwise provides.

   408A ROTH IRAS. Minimum distribution requirements generally applicable to 403(b) Annuities, 401(a)/(k) and 403(a) qualified plans, 408(b) IRAs, SEPs and 457 Plans do not apply to 408A Roth IRAs during the Contract Owner's lifetime, but generally do apply after the Contract Owner's death.

   A Beneficiary generally may aggregate his or her Roth IRAs inherited from the same decedent for purposes of satisfying these requirements, and withdraw the required distribution in any combination from such Contracts or accounts, unless the Contract or account otherwise provides.

   457 PLANS. Beginning January 1, 1989, the minimum distribution requirements for EDCPs are generally the same as described above for 403(b) Annuities except that there is no exception for pre-1987 amounts, and multiple plans may not be aggregated to satisfy the requirement. Distributions must satisfy the irrevocable election requirements applicable to non-governmental tax-exempt employer EDCPs.

   NONQUALIFIED CONTRACTS. Nonqualified Contracts do not require commencement of distributions at any particular time during the Contract Owner's lifetime, and generally do not limit the duration of annuity payments.

   At the Contract Owner's death before payout has begun, Contract amounts generally either must be paid to the Beneficiary within 5 years, or must begin within 1 year of death and be paid over the life or life expectancy of the Beneficiary. If death occurs after commencement of (but before full) payout, distributions generally must continue at least as rapidly as in effect at the time of death. Similar distribution requirements will also apply if the Contract Owner is not a natural person, if the Annuitant dies or is changed. An exception to this rule may apply in the case of a beneficiary who is also the participant's spouse.

TAX-FREE ROLLOVERS, TRANSFERS AND EXCHANGES

   403(B) ANNUITIES. Tax-free transfers between 403(b) annuity Contracts and/or 403(b)(7) custodial accounts and, with the exception of distributions to and from Roth 403(b) accounts, tax-free rollovers to or from 403(b) programs to 408(b) IRAs, other 403(b) programs, 401(a)/403(a) qualified plans and governmental EDCPs are permitted under certain circumstances. Funds in a 403(b) annuity contract may be rolled directly over to a Roth IRA. Distributions from Roth 403(b) accounts may be rolled over or transferred to another Roth 403(b) account or rolled over to a Roth IRA or a Roth 401(k) ) or eligible Roth 457(b) account. Roth 403(b) accounts may only receive rollover contributions from other Roth accounts.

   401(A)/(K) AND 403(A) QUALIFIED PLANS. The taxable portion of certain distributions, except for distributions from Roth accounts, may be rolled over tax-free to or from a 408(b) individual retirement account or annuity, another such plan, a 403(b) program, or a governmental EDCP. Funds in a qualified contract may be rolled directly over to a Roth IRA. The rollover/ transfer rules for Qualified plans are generally the same as described for 403(b) Annuities.

   408(B) TRADITIONAL IRAS AND SEPS. Funds may be rolled over tax-free to or from a 408(b) IRA Contract, from a 403(b) program, a 401(a)/(k) or 403(a) qualified plan, or a governmental EDCP under certain conditions. In addition, tax-free rollovers may be made from one 408(b) IRA (other than a Roth IRA) to another provided that no more than one such rollover is made during any 12-month period.

   408A ROTH IRAS. Funds may be transferred tax-free from one 408A Roth IRA to another. Funds in a 408(b) IRA or eligible retirement plan (401(a)/(k), 403(b) or governmental 457(b)) may be rolled in a taxable transaction to a 408A Roth IRA.

   Special, complicated rules governing holding periods and avoidance of the 10% penalty tax apply to rollovers from 408(b) IRAs to 408A Roth IRAs, and may be subject to further modification by Congress. You should consult your tax advisor regarding the application of these rules.


   408(P) SIMPLE IRAS. Funds may generally be rolled over tax-free from a SIMPLE IRA to a 408(b) IRA. However, during the two-year period beginning on the date you first participate in any SIMPLE IRA plan of your employer, SIMPLE IRA funds may only be rolled to another SIMPLE IRA.

   457 PLANS. Tax-free transfer of EDCP amounts from tax-exempt employers are permitted only to another EDCP of a like employer. Tax-free rollovers to or from a governmental EDCP to other governmental EDCPs, 403(b) programs, 401(a)/401(k)/403(a) Qualified Plans, 408(b) IRAs are permitted under certain circumstances.

   NONQUALIFIED CONTRACTS. Certain of the nonqualified single payment deferred annuity Contracts permit the Contract Owner to exchange the Contract for a new deferred annuity contract prior to the commencement of annuity payments. A full or partial exchange of one annuity Contract for another is a tax-free transaction under section 1035, provided that the requirements of that section are satisfied. However, the exchange is reportable to the IRS.

EFFECT OF TAX-DEFERRED ACCUMULATIONS

The chart below compares the results from contributions made to:

- A Contract issued to a tax-favored retirement program purchased with pre-tax contributions (Purchase Payments);

- A nonqualified Contract purchased with after-tax contributions (Purchase Payments); and

-  Taxable accounts such as savings accounts.


                                    [CHART]

                                                 10 YEARS 20 YEARS 30 YEARS
                                                 -------- -------- --------
    Tax Account                                  $13,978  $32,762  $58,007
    Non-qualified Contract Tax-Deferred Annuity  $14,716  $36,499  $68,743
    Tax-Deferred Annuity                         $19,621  $48,665  $91,657

This hypothetical chart compares the results of (1) contributing $100 per month to a conventional, non-tax-deferred account (shown above as "Taxable Account");
(2) contributing $100 to a nonqualified, tax-deferred annuity (shown above as "Nonqualified Contract Tax-Deferred Annuity"); and (3) contributing $100 per month ($133.33 since contributions are made before tax) to an annuity purchased under a tax-deferred retirement program (shown above as "Tax-Deferred Annuity"). The chart assumes a 25% tax rate and a 4% annual rate of return. Variable options incur separate account charges and may also incur account maintenance charges and surrender charges, depending on the contract. The chart does not reflect the deduction of any such charges, and, if reflected, would reduce the amounts shown. Federal withdrawal restrictions and a 10% tax penalty may apply to withdrawals before age 59 1/2. This information is for illustrative purposes only and is not a guarantee of future return for any specific investment.


Unlike taxable accounts, contributions made to tax-favored retirement programs and nonqualified Contracts generally provide tax-deferred treatment on earnings. In addition, pre-tax contributions made to tax-favored retirement programs ordinarily are not subject to income tax until withdrawn. As shown above, investing in a tax-favored program may increase the accumulation power of savings over time. The more taxes saved and reinvested in the program, the more the accumulation power effectively grows over the years.

To further illustrate the advantages of tax-deferred savings using a 25% federal tax bracket, an annual return (before the deduction of any fees or charges) of 4% under a tax-favored retirement program in which tax savings were reinvested has an equivalent after-tax annual return of 3% under a taxable program. The 4% return on the tax-deferred program will be reduced by the impact of income taxes upon withdrawal. The return will vary depending upon the timing of withdrawals. The previous chart represents (without factoring in fees or charges) after-tax amounts that would be received.

By taking into account the current deferral of taxes, contributions to tax-favored retirement programs increase the amount available for savings by decreasing the relative current out-of-pocket cost (referring to the effect on annual net take-home pay) of the investment, regardless of which type of qualifying investment arrangement that is selected. The chart below illustrates this principle by comparing a pre-tax contribution to a tax-favored retirement plan with an after-tax contribution to a taxable account:

                              PAYCHECK COMPARISON

                                                    TAX-FAVORED RETIREMENT PROGRAM TAXABLE ACCOUNT
                                                    ------------------------------ ---------------
Annual amount available for savings before federal
  taxes............................................             $2,400                 $2,400
Current federal income tax due on Purchase
  Payments.........................................                  0                 $ (600)
Net retirement plan Purchase Payments..............             $2,400                 $1,800

This chart assumes a 25% federal income tax rate. The $600 that is paid toward current federal income taxes reduces the actual amount saved in the taxable account to $1,800 while the full $2,400 is contributed to the tax-qualified program, subject to being taxed upon withdrawal. Stated otherwise, to reach an annual retirement savings goal of $2,400, the contribution to a tax-qualified retirement program results in a current out-of-pocket expense of $1,800 while the contribution to a taxable account requires the full $2,400 out-of-pocket expense. The tax-qualified retirement program represented in this chart is a plan type, such as one under section 403(b) of the Code, which allows participants to exclude contributions (within limits) from gross income. This chart is an example only and does not reflect the return of any specific investment.


FOREIGN ACCOUNT TAX COMPLIANCE ACT ("FATCA")



U.S. persons should be aware that FATCA, enacted in 2010, provides that a 30% withholding tax will be imposed on certain gross payments (which could include distributions from cash value life insurance or annuity products) made to a foreign entity holding accounts on behalf of U.S. persons if such entity fails to provide applicable certifications to the U.S. government. An entity, for this purpose, will be considered a foreign entity unless it provides an applicable certification to the contrary. Prospective purchasers with accounts in foreign financial institutions or foreign entities should consult with their tax advisor regarding the application of FATCA to their purchase.



OTHER WITHHOLDING TAX



A Contract Owner that is not exempt from United States federal withholding tax should consult its tax advisor as to the availability of an exemption from, or reduction of, such tax under an applicable income tax treaty, if any.

--------------------------------------------------------------------------------
                              EXCHANGE PRIVILEGE
--------------------------------------------------------------------------------

   From time to time, we may allow you to exchange an older variable annuity issued by VALIC into VALIC's Portfolio Director Plus Fixed and Variable Annuity Product ("Portfolio Director"), a newer product with more current features and benefits issued by VALIC. Such an exchange offer will be made in accordance with applicable state and federal securities and insurance rules and regulations. You may exchange the Contracts into Portfolio Director as discussed below. See the Portfolio Director prospectus for more details concerning the Portfolio Director investment options and associated fees.

EXCHANGES FROM SA-1 AND SA-2 CONTRACTS
(GUP-64, GUP-74, GTS-VA)

   SALES/SURRENDER CHARGES. Under the SA-1 and SA-2 Contracts a sales and administrative charge is deducted from each Purchase Payment. This charge ranges from 5% of the first $5,000 of Purchase Payments to 3% of Purchase Payments in excess of $15,000. If a SA-1 or SA-2 Contract is exchanged for Portfolio Director the surrender charge under Portfolio Director will not apply to the amount of Account Value applied to Portfolio Director ("Exchanged Amount"). Purchase Payments made to Portfolio Director, however, would be subject to a surrender charge. In the case of a partial surrender, all Purchase Payments to Portfolio Director will be deemed to be withdrawn before any Exchanged Amount is deemed to be withdrawn. No exchange pursuant to this offer will be allowed within 120 days of a transfer of fixed accumulations under a SA-1 or SA-2 Contract to the variable portion of such Contract. Under Portfolio Director, no sales charge is deducted at the time a Purchase Payment is made, but a surrender charge may be imposed on partial or total surrenders. The surrender charge may not exceed 5% of any Purchase Payments withdrawn within the most recent five years prior to the receipt of the surrender request by the Company at its Home Office. For purposes of this surrender charge, the most recent Purchase Payments are deemed to be withdrawn first.

   OTHER CHARGES. A charge of a percentage of each Purchase Payment is made for administrative expenses for SA-1 and SA-2 Contracts. The charge is generally 1.25% and is included in the above sales and administrative charge. An additional daily charge (at an annual rate of 1% of total net assets attributable to SA-1 Contracts and ranging from 0.21% to 0.85% of total net assets attributable to SA-2 Contracts) is made for mortality and expense risks assumed by the Company under the variable portion of the Contract. The total of these expenses and other charges is limited to a maximum of the rate imposed on SA-1 and SA-2 Contracts on April 1, 1987. (See prospectus for SA-1 and SA-2 contracts dated April 20, 1987.) For Portfolio Director, a quarterly account maintenance charge of $3.75 is assessed for each calendar quarter during the Purchase Period during which any Variable Account Option Account Value is credited to a Participant's Account. The fee is to reimburse the Company for some of the administrative expenses associated with the Variable Account Options. No fee is assessed for any calendar quarter if the Account Value is credited only to the Fixed Account Options throughout the quarter. Such fee begins immediately if an exchange is made into any Variable Account Option offered under Portfolio Director. The fee may also be reduced or waived by the Company on Portfolio Director if the administrative expenses are expected to be lower for that Contract. To cover expenses not covered by the account maintenance charge and to compensate the Company for assuming mortality risks and administration and distribution expenses under Portfolio Director, an additional daily charge with an annualized rate of 0.75% to 1.25% (or lower amounts during the Purchase Period for different series of Portfolio Director), depending upon the Variable Account Options selected, if any, on the average daily net asset value of the Separate Account is attributable to Portfolio Director.

   INVESTMENT OPTIONS. Under SA-1 and SA-2 Contracts only one Division of VALIC Separate Account A is available as a variable investment alternative. This Division invests in a portfolio of VALIC Company I, the Stock Index Fund. Under a "grandfathering" arrangement, the total advisory fees and certain other charges imposed against these Contracts are limited to a maximum of the rate charged on April 1, 1987. The maximum expense ratio for the GUP and GTS VA Contracts is 1.4157% and 0.6966%, respectively. (See the prospectus for these Contracts dated April 20, 1987.) Under Portfolio Director, over 60 Divisions of VALIC Separate Account A are available, which Divisions invest in different investment portfolios of VALIC Company I, VALIC Company II, and several other public mutual fund portfolios. Three fixed investment options are also available.

   ANNUITY OPTIONS. Annuity options under the SA-1 and SA-2 Contracts provide for payments on a fixed or variable basis, or a combination of both. The SA-1 Contract annuity payments under a designated period option are limited to 15 years on a fixed basis only. Under this Contract, the designated period option may, subject to adverse tax consequences, be commuted at any time for its remaining value. SA-2 Contracts do not provide a designated period option nor do they provide for commutation. Portfolio Director permits Payout Payments for a designated period of between 5 and 30 years. The SA-1 and SA-2 Contracts make no provision for transfers from a separate account to a fixed annuity during the annuity period. This option, subject to certain conditions, is available under Portfolio Director. The SA-1 Contracts provide an option for monthly variable annuity payments to be made at a level payment basis during each year of the annuity period. Portfolio Director does not provide this option. SA-1 and Portfolio Director, but not SA-2 Contracts, both provide for "betterment of rates." Under this provision, Payout Payments for fixed annuities will be based on mortality tables then being used by the Company, if more favorable to the Annuitant than those included in the Contract.

--------------------------------------------------------------------------------
                              PURCHASE UNIT VALUE
--------------------------------------------------------------------------------

   Purchase Unit value is discussed in the prospectus under "Purchase Period." The Purchase Unit value for a Division is calculated as shown below:

STEP 1: Calculate the gross investment rate:

    Gross Investment Rate
=   (EQUALS)
    The Division's investment income and capital gains and losses (whether realized or unrealized) on that day from the assets attributable to the Division.
/   (DIVIDED BY)
    The value of the Division for the immediately preceding day on which the values are calculated.

We calculate the gross investment rate as of 4:00 p.m. Eastern time on each business day when the Exchange is open.

STEP 2: Calculate net investment rate for any day as follows:

    Net Investment Rate
=   (EQUALS)
    Gross Investment Rate (calculated in Step 1)
-   (MINUS)
    Separate Account charges.

STEP 3: Determine Purchase Unit Value for that day.

    Purchase Unit Value for that day.
=   (EQUALS)
    Purchase Unit Value for immediate preceding day.
X   (MULTIPLIED BY)
    Net Investment Rate (as calculated in Step 2) plus 1.00.

   The following illustrations show a calculation of a new Unit value and the purchase of Purchase Units (using hypothetical examples):

              ILLUSTRATION OF CALCULATION OF PURCHASE UNIT VALUE

1. Purchase Unit value, beginning of period.......................... $ 1.800000
2. Value of Fund share, beginning of period..........................  21.200000
3. Change in value of Fund share.....................................    .500000
4. Gross investment return (3)/(2)...................................    .023585
5. Daily separate account fee........................................ $  .000027
                                                                      ----------
6. Net investment return (4)-(5).. ..................................    .023558
                                                                      ----------
7. Net investment factor 1.000000+(6)................................ $ 1.023558
                                                                      ----------
8. Purchase Unit value, end of period (1)X(7)........................ $ 1.842404
                                                                      ----------

      ILLUSTRATION OF PURCHASE OF PURCHASE UNITS (ASSUMING NO STATE PREMIUM TAX)

1. First Periodic Purchase Payment.................................................. $  100.00
2. Purchase Unit value on effective date of purchase (see example above)............ $1.800000
3. Number of Purchase Units purchased (1)/(2).......................................    55.556
4. Purchase Unit value for valuation date following purchase (See example above).... $1.842404
                                                                                     ---------
5. Value of Purchase Units in account for valuation date following purchase (3)X(4). $  102.36
                                                                                     ---------

--------------------------------------------------------------------------------
                                PAYOUT PAYMENTS
--------------------------------------------------------------------------------

ASSUMED INVESTMENT RATE

   The discussion concerning the amount of payout payments which follows this section is based on an Assumed Investment Rate of 3 1/2% per annum (3% for GTS-VA Contracts sold in connection with section 403(b) plans). However, the Company will permit each Annuitant choosing a variable payout option to select an Assumed Investment Rate permitted by state law or regulations other than the 3 1/2% (or 3%) rate described in the Prospectus. The foregoing Assumed Investment Rates are used merely in order to determine the first monthly payment per thousand dollars of value. It should not be inferred that such rates will bear any relationship to the actual net investment experience of VALIC Separate Account A.

AMOUNT OF PAYOUT PAYMENTS

   The amount of the first variable Payout Payment to the Annuitant will depend on the amount of the Account Value applied to effect the variable payout as of the tenth day immediately preceding the date Payout Payments commence, the amount of any premium tax owed, the payout option selected, and the age of the Annuitant.

   The Contracts contain tables indicating the dollar amount of the first payout payment under each payout option for each $1,000 of Account Value (after the deduction for any premium tax) at various ages. These tables are based upon the Progressive Annuity Tables for GUP Contracts. GTS-VA Contracts use the 1949 male annuity mortality tables at 3% for Contracts sold in connection with section 403(b) plans and the Progressive Annuity Table (assuming all births in 1915) at 3 1/2% for all other Contracts.

   The portion of the first monthly variable payout payment derived from a Division of VALIC Separate Account A is divided by the Payout Unit value for that Division (calculated ten days prior to the date of the first monthly payment) to determine the number of Payout Units in each Division represented by the payment. The number of such units will remain fixed during the Payout Period, assuming the Annuitant makes no transfers of Payout Units to provide Payout Units under another Division or to provide a fixed annuity.

   In any subsequent month, the dollar amount of the variable payout payment derived from each Division is determined by multiplying the number of Payout Units in that Division by the value of such Payout Units on the tenth day preceding the due date of such payment. The Payout Unit value will increase or decrease in proportion to the net investment return of the Division or Divisions underlying the variable payout since the date of the previous payout payment, less an adjustment to neutralize the Assumed Investment Rate referred to above. For example, a factor of .999919 is applied to Contracts containing a 3% Assumed Investment Rate and a factor of .999906 is applied to Contracts containing a 3.5% Assumed Investment Rate. (Calculation of the net investment factor is discussed in the Prospectus under "Purchase Period -- Purchase Unit Value.") This is true for all annuity options except the sixth payout option described in the Prospectus (see "Payout Period"). Under the sixth payout option, the amount of subsequent payments remains fixed, but the number of payments varies with the experience of Divisions 10A and 10B for GUP and GTS-VA, respectively.

   Therefore, the dollar amount of variable payout payments after the first year will vary with the amount by which the net investment return is greater or less than 3 1/2% per annum. For example, if a Division has a cumulative net investment return of 5% over a one year period, the first payout payment in the next year will be approximately 1 1/2 percentage points greater than the payment on the same date in the preceding year, and subsequent payments will continue to vary with the investment experience of the Division. If such net investment return is 1% over a one year period, the first payout payment in the next year will be approximately 2 1/2 percentage points less than the payment on the same date in the preceding year, and subsequent payments will continue to vary with the investment experience of the applicable Division.

   Each deferred Contract provides that, when fixed payout payments are to be made under one of the first four payout options, the monthly payment to the Annuitant will not be less than the monthly payment produced by the then current settlement option rates, which will not be less than the rates used for a currently issued single payment immediate annuity contract. The purpose of this provision is to assure the Annuitant that, at retirement, if the fixed payout purchase rates then required by the Company for new single payment immediate annuity contracts are significantly more favorable than the annuity rates guaranteed by a Contract, the Annuitant will be given the benefit of the new annuity rates.

PAYOUT UNIT VALUE

   The value of a Payout Unit is calculated at the same time that the value of a Purchase Unit is calculated and is based on the same values for Fund shares and other assets and liabilities. (See "Purchase Period" in the prospectus.)

   The calculation of the Payout Unit value for any period is determined by multiplying the Payout Unit value for the immediately preceding period by the net investment factor for the date for which the Payout Unit value is being calculated. (The net investment factor used is the net investment factor used to calculate the Purchase Unit value described in the Prospectus under "Purchase Period.") In order to avoid the crediting of "double interest," the result is then multiplied by a factor to neutralize the Assumed Investment Rate built into the annuity table contained in the Contract. For example, a factor of .999919 is applied to Contracts containing a 3% Assumed Investment Rate, and a factor of .999906 is applied to Contracts containing a 3 1/2% rate.

   The following illustrations show, by use of hypothetical examples, the method of determining the Payout Unit value and the amount of variable annuity payments.

               ILLUSTRATION OF CALCULATION OF PAYOUT UNIT VALUE

1. Payout Unit value, beginning of period.............. $ 1.000000
2. Net investment factor for period....................   1.019991
3. Daily adjustment for 3.5% Assumed Investment Rate...    .999906
4. (2)X(3).............................................   1.019895
5. Payout Unit value, end of period (1)X(4)............ $ 1.019895

                        ILLUSTRATION OF PAYOUT PAYMENTS

ANY ANNUITANT AGE 65, LIFE ANNUITY WITH 120 PAYMENTS CERTAIN

  1. Number of Purchase Units at Payout Date.........................  10,000.00
  2. Purchase Unit value............................................. $ 1.000000
  3. Purchase Value of Contract (1)X(2).............................. $10,000.00
  4. First monthly annuity payment per $1,000 of Accumulation Value.. $     5.63
  5. First monthly annuity payment (3)X(4)/1,000..................... $    56.30
  6. Payout Unit value............................................... $ 1.000000
  7. Number of Payout Units (5)/(6)..................................      56.30
  8. Assume Payout Unit value for second month equal to.............. $  .997000
  9. Second monthly Payout Payment (7)X(8)........................... $    56.13
 10. Assume Payout Unit value for third month equal to............... $  .980000
 11. Third monthly Payout Payment (7)X(10)........................... $    55.17

--------------------------------------------------------------------------------
                  DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS
--------------------------------------------------------------------------------

   The Company has qualified or intends to qualify the Contracts for sale in all fifty states and the District of Columbia.


   AIG Capital Services, Inc. (formerly, SunAmerica Capital Services, Inc.) ("Distributor") is the distributor for VALIC Separate Account A. Distributor, an affiliate of the Company, is located at Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311. The Distributor is a Delaware corporation and a member of FINRA.


   VALIC no longer pays commissions to financial advisors for sales or subsequent Purchase Payments made into the Contracts. The commissions, which were paid by the Company, did not result in any charge to Contract Owners or to VALIC Separate Account A, in addition to the charges described under "Fees and Charges" in the prospectus.


   Pursuant to its underwriting agreement with the Distributor and VALIC Separate Account A, the Company reimburses the Distributor for reasonable sales expenses, including overhead expenses. The Company has not paid any sales commissions with respect to sales of the Contract for the past three fiscal years ended December 31.


--------------------------------------------------------------------------------
                                    EXPERTS
--------------------------------------------------------------------------------


     The audited consolidated financial statements of The Variable Annuity Life Insurance Company as of December 31, 2014 and 2013 and for each of the three years in the period ended December 31, 2014 and the audited financial statements of TheVariable Annuity Life Insurance Company Separate Account A as of
December 31,2014 and the results of its operations and the changes in its net assets for each of the periods indicated, included in this Statement of Additional Information have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. PricewaterhouseCoopers LLP is located at 1000 Louisiana Street, Suite 5800, Houston, Texas 77002.



   The audited statutory financial statements of American Home Assurance Company as of December 31, 2014 and 2013 and for the years ended December 31, 2014, 2013 and 2012 included in this Statement of Additional Information have been so included in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in accounting and auditing.





--------------------------------------------------------------------------------
                       COMMENTS ON FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

  The audited financial statements of The Variable Annuity Life Insurance Company should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts, which include death benefits, and its assumption of the mortality and expense risks.

   Divisions 10A and 10B are the only Divisions available under the Contracts described in the prospectus.

   You should only consider the audited statutory financial statements of American Home that we include in this SAI as bearing on the ability of American Home, as guarantor, to meet its obligations under the guarantee with respect to contracts with a date of issue of December 29, 2006 or earlier.


(C) 2015 AMERICAN INTERNATIONAL GROUP, INC.

All Rights Reserved.

       THE VARIABLE ANNUITY LIFE
       INSURANCE COMPANY
       Audited GAAP Financial Statements
       At December 31, 2014 and 2013 and for
       the three years ended December 31, 2014

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
INDEX TO FINANCIAL STATEMENTS

                                                                                                             Page
                                                                                                             ----
Report of Independent Registered Public Accounting Firm                                                       2
Consolidated Balance Sheets at December 31, 2014 and 2013                                                     3
Consolidated Statements of Income for the years ended December 31, 2014, 2013 and 2012                        4
Consolidated Statements of Comprehensive Income (Loss) for the years ended December 31, 2014, 2013 and 2012   5
Consolidated Statements of Equity for the years ended December 31, 2014, 2013 and 2012                        6
Consolidated Statements of Cash Flows for the years ended December 31, 2014, 2013 and 2012                    7
Notes to Consolidated Financial Statements                                                                    8

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF THE VARIABLE ANNUITY LIFE INSURANCE COMPANY:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income, comprehensive income (loss), equity and cash flows present fairly, in all material respects, the financial position of The Variable Annuity Life Insurance Company and its subsidiaries (the "Company"), an indirect, wholly owned subsidiary of American International Group, Inc., at December 31, 2014 and 2013, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2014 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 1 to the consolidated financial statements, the Company has restated its 2012 consolidated financial statements to correct errors.

/s/ PricewaterhouseCoopers LLP

Houston, TX
April 27, 2015

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
CONSOLIDATED BALANCE SHEETS

                                                               DECEMBER 31,
                                                            -----------------
  (in millions, except for share data)                       2014      2013
  ------------------------------------                      ------- ---------
                                                                     (Revised)
  ASSETS:
     Investments:
         Fixed maturity securities:
            Bonds available for sale, at fair value
              (amortized cost: 2014 - $33,695; 2013
              - $34,372)                                    $35,883 $  35,736
            Other bond securities, at fair value              1,158       877
         Equity securities:
            Common and preferred stock, available
              for sale, at fair value (cost: 2014 -
              $4; 2013 - $5)                                      4         4
         Mortgage and other loans receivable, net
           of allowance                                       5,326     5,537
         Other invested assets (portion measured at
           fair value: 2014 - $1,171; 2013 - $1,035)          2,479     2,523
         Short-term investments (portion measured
           at fair value: 2014 - $216; 2013 - $879)             443     1,162
                                                            ------- ---------
            Total investments                                45,293    45,839
     Cash                                                       110        45
     Accrued investment income                                  482       502
     Amounts due from related parties                            34        28
     Premiums and other receivables, net of
       allowance                                                 61        79
     Derivative assets, at fair value                           119        40
     Deferred policy acquisition costs                          800       901
     Deferred sales inducements                                 162       177
     Current income tax receivable                               14        61
     Other assets (including restricted cash of
       $205 in 2014 and $100 in 2013)                           338       279
     Separate account assets, at fair value                  33,401    32,277
                                                            ------- ---------
  TOTAL ASSETS                                              $80,814 $  80,228
                                                            ======= =========
  LIABILITIES:
     Future policy benefits for life and accident
       and health insurance contracts                       $   843 $     739
     Policyholder contract deposits (portion
       measured at fair value: 2014 - $236; 2013 -
       $52)                                                  37,704    37,704
     Other policyholder funds                                    10        13
     Deferred income taxes                                      206        96
     Notes payable - to affiliates, net (portion
       measured at fair value: 2014 - $149; 2013 -
       $125)                                                    149       125
     Notes payable - to third parties, net                      118       171
     Amounts due to related parties                             958        22
     Securities lending payable                                  --       732
     Derivative liabilities, at fair value                       --        23
     Other liabilities                                          343       354
     Separate account liabilities                            33,401    32,277
                                                            ------- ---------
  TOTAL LIABILITIES                                          73,732    72,256
                                                            ------- ---------
  COMMITMENTS AND CONTINGENCIES (SEE NOTE 13)

  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
    (VALIC) SHAREHOLDER'S EQUITY:
     Common stock, $1 par value; 5,000,000 shares
       authorized, 3,575,000 shares issued and
       outstanding                                                4         4
     Additional paid-in capital                               5,305     5,789
     Retained earnings                                           --     1,118
     Accumulated other comprehensive income                   1,760     1,061
                                                            ------- ---------
  TOTAL VALIC SHAREHOLDER'S EQUITY                            7,069     7,972
  NONCONTROLLING INTERESTS                                       13        --
                                                            ------- ---------
  TOTAL SHAREHOLDER'S EQUITY                                  7,082     7,972
                                                            ------- ---------
  TOTAL LIABILITIES AND EQUITY                              $80,814 $  80,228
                                                            ======= =========

See accompanying Notes to Consolidated Financial Statements.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF INCOME

                                                     Years Ended December 31,
                                                   ---------------------------
(dollars in millions)                               2014     2013       2012
---------------------                              ------  --------- ----------
                                                           (Revised) (Restated)
REVENUES:
   Premiums                                        $   44   $   12     $   20
   Policy fees                                        405      368        327
   Net investment income                            2,356    2,528      2,348
   Net realized capital gains:
       Total other-than-temporary impairments
         on available for sale securities             (38)     (16)       (83)
       Portion of other-than-temporary
         impairments on available for sale
         fixed maturity securities recognized
         in other comprehensive income (loss)          --        1         --
                                                   ------   ------     ------
       Net other-than-temporary impairments
         on available for sale securities
         recognized in net income                     (38)     (15)       (83)
       Other net realized capital gains               172      384        119
                                                   ------   ------     ------
   Total net realized capital gains                   134      369         36
       Other income                                   447      462        260
                                                   ------   ------     ------
TOTAL REVENUES                                      3,386    3,739      2,991
                                                   ------   ------     ------
BENEFITS AND EXPENSES:
   Policyholder benefits                              114      155         86
   Interest credited to policyholder account
     balances                                       1,142    1,178      1,195
   Amortization of deferred policy
     acquisition costs                                 71      131         87
   General and administrative expenses                370      314        265
   Commissions                                         78       73         68
   Other expenses                                     209      167        128
                                                   ------   ------     ------
TOTAL BENEFITS AND EXPENSES                         1,984    2,018      1,829
                                                   ------   ------     ------
INCOME BEFORE INCOME TAX EXPENSE                    1,402    1,721      1,162
INCOME TAX EXPENSE (BENEFIT):
   Current                                            262      155        315
   Deferred                                           152      (58)      (203)
                                                   ------   ------     ------
INCOME TAX EXPENSE                                    414       97        112
                                                   ------   ------     ------
NET INCOME                                            988    1,624      1,050
LESS:
NET INCOME ATTRIBUTABLE TO NONCONTROLLING
  INTERESTS                                             1       --         --
                                                   ------   ------     ------
NET INCOME ATTRIBUTABLE TO VALIC                   $  987   $1,624     $1,050
                                                   ======   ======     ======

See accompanying Notes to Consolidated Financial Statements.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

                                                     Years Ended December 31,
                                                  -----------------------------
(dollars in millions)                              2014      2013       2012
---------------------                             ------  ---------  ----------
                                                           (Revised)  (Restated)
NET INCOME                                        $  988  $   1,624  $    1,050
                                                  ------  ---------  ----------
OTHER COMPREHENSIVE INCOME (LOSS), NET OF TAX
   Change in unrealized appreciation
     (depreciation) of fixed maturity
     investments on which other-than-temporary
     credit impairments were taken                   (21)       (16)        242
   Change in unrealized appreciation
     (depreciation) of all other investments         854     (1,337)        928
   Adjustments to deferred policy acquisition
     costs and deferred sales inducements            (83)       155        (108)
   Change in insurance loss recognition              (49)       122        (116)
   Change in foreign currency translation
     adjustments                                      (2)        --          (1)
                                                  ------  ---------  ----------
OTHER COMPREHENSIVE INCOME (LOSS)                    699     (1,076)        945
                                                  ------  ---------  ----------
COMPREHENSIVE INCOME                               1,687        548       1,995
COMPREHENSIVE INCOME ATTRIBUTABLE TO
  NONCONTROLLING INTEREST                              1         --          --
                                                  ------  ---------  ----------
COMPREHENSIVE INCOME ATTRIBUTABLE TO VALIC        $1,686  $     548  $    1,995
                                                  ======  =========  ==========

See accompanying Notes to Consolidated Financial Statements.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF EQUITY

                                                               Retained    Accumulated  Total VALIC
                                                  Additional   Earnings       Other       Share-       Non-
                                           Common  Paid-in   (Accumulated Comprehensive  holder's   controlling  Total
(in millions)                              Stock   Capital     Deficit)      Income       Equity     Interests   Equity
-------------                              ------ ---------- ------------ ------------- ----------- ----------- -------
Balance, January 1, 2012 (Restated)         $ 4     $6,255     $  (820)      $ 1,192      $ 6,631       $--     $ 6,631
                                            ---     ------     -------       -------      -------       ---     -------
Net income attributable to VALIC or other
  noncontrolling interests                   --         --       1,050            --        1,050        --       1,050
Other comprehensive income                   --         --          --           945          945        --         945
Capital contributions from Parent            --        134          --            --          134        --         134
Return of capital                            --       (706)         --            --         (706)       --        (706)
                                            ---     ------     -------       -------      -------       ---     -------
Balance, December 31, 2012 (Restated)       $ 4     $5,683     $   230       $ 2,137      $ 8,054       $--     $ 8,054
                                            ===     ======     =======       =======      =======       ===     =======
Net income attributable to VALIC or other
  noncontrolling interests                   --         --       1,624            --        1,624        --       1,624
Dividends                                    --         --        (736)           --         (736)       --        (736)
Other comprehensive loss                     --         --          --        (1,076)      (1,076)       --      (1,076)
Capital contributions from Parent            --        106          --            --          106        --         106
                                            ---     ------     -------       -------      -------       ---     -------
Balance, December 31, 2013 (Revised)        $ 4     $5,789     $ 1,118       $ 1,061      $ 7,972       $--     $ 7,972
                                            ===     ======     =======       =======      =======       ===     =======
Net income attributable to VALIC or other
  noncontrolling interests                   --         --         987            --          987         1         988
Dividends                                    --         --      (2,105)           --       (2,105)       --      (2,105)
Other comprehensive income                   --         --          --           699          699        --         699
Capital contributions from Parent            --         38          --            --           38        --          38
Return of capital                            --       (522)         --            --         (522)       --        (522)
Other                                        --         --          --            --           --        12          12
                                            ---     ------     -------       -------      -------       ---     -------
Balance, December 31, 2014                  $ 4     $5,305     $    --       $ 1,760      $ 7,069       $13     $ 7,082
                                            ===     ======     =======       =======      =======       ===     =======

See accompanying Notes to Consolidated Financial Statements.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                                                  Years Ended December 31,
                                                                                                ----------------------------
(in millions)                                                                                     2014     2013       2012
-------------                                                                                   -------  --------- ----------
                                                                                                         (Revised) (Restated)
CASH FLOWS FROM OPERATING ACTIVITIES:
   Net income                                                                                   $   988  $  1,624   $  1,050
                                                                                                -------  --------   --------
   ADJUSTMENTS TO RECONCILE NET INCOME TO NET CASH PROVIDED BY OPERATING ACTIVITIES:
       Interest credited to policyholder account balances                                         1,142     1,178      1,195
       Amortization of deferred policy acquisition costs                                             71       131         87
       Fees charged for policyholder contract deposits                                             (338)     (308)      (276)
       Net realized capital gains                                                                  (134)     (369)       (36)
       Unrealized losses (gains) in earnings, net                                                   (49)      (91)        28
       Equity in income of partnerships and other invested assets                                  (102)     (203)      (122)
       Accretion of net premium/discount on investments                                            (224)     (289)      (255)
       Capitalized interest                                                                         (14)      (14)       (12)
       Provision for deferred income taxes                                                          152       (58)      (203)
   CHANGES IN OPERATING ASSETS AND LIABILITIES:
       Accrued investment income                                                                     20       (13)        --
       Amounts due to/from related parties                                                           89        (4)       (21)
       Deferred policy acquisition costs                                                            (66)      (66)       (91)
       Current income tax receivable/payable                                                         47      (323)       144
       Future policy benefits                                                                        32        71         16
       Other, net                                                                                   166      (232)        (2)
                                                                                                -------  --------   --------
   Total adjustments                                                                                792      (590)       452
                                                                                                -------  --------   --------
NET CASH PROVIDED BY OPERATING ACTIVITIES                                                         1,780     1,034      1,502
                                                                                                =======  ========   ========
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from (payments for)
   Sales or distribution of:
       Available for sale investments                                                             1,996     6,903      6,916
       Other investments, excluding short-term investments                                          481       417        362
   Redemption and maturities of fixed maturity securities available for sale                      3,103     3,456      3,142
   Principal payments received on sales and maturities of mortgage and other loans receivable     1,268       647        717
   Redemption and maturities of other investments, excluding short-term investments                  71        83        276
   Purchase of:
       Available for sale investments                                                            (4,121)  (10,014)   (10,541)
       Mortgage and other loans receivable                                                       (1,125)   (1,205)    (1,118)
       Other investments, excluding short-term investments                                         (655)     (841)      (915)
   Net change in restricted cash                                                                   (105)      (86)       (14)
   Net change in short-term investments                                                             719        72       (947)
   Other, net                                                                                        16        10        (37)
                                                                                                -------  --------   --------
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES                                               1,648      (558)    (2,159)
                                                                                                =======  ========   ========
CASH FLOWS FROM FINANCING ACTIVITIES:
   Policyholder contract deposits                                                                 2,232     2,751      2,680
   Policyholder contract withdrawals                                                             (3,519)   (3,256)    (2,857)
   Net exchanges to/from separate accounts                                                          394       723        588
   Repayment of notes payable                                                                       (53)       --         --
   Issuance of notes payable                                                                         --       131         47
   Federal Home Loan Bank borrowings                                                                 --         4        (11)
   Change in securities lending payable                                                            (732)      (92)       824
   Dividends and return of capital paid to Parent Company, net of cash contributions             (1,685)     (736)      (706)
                                                                                                -------  --------   --------
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES                                              (3,363)     (475)       565
                                                                                                =======  ========   ========
Net increase (decrease) in cash                                                                      65         1        (92)
Cash at beginning of year                                                                            45        44        136
                                                                                                -------  --------   --------
CASH AT END OF YEAR                                                                             $   110  $     45   $     44
                                                                                                =======  ========   ========
SUPPLEMENTARY DISCLOSURE OF CONSOLIDATED CASH FLOW INFORMATION
CASH PAID DURING THE PERIOD FOR:
   Interest                                                                                     $     3  $      1   $     --
   Taxes                                                                                            208       471        199
NON-CASH ACTIVITIES:
   Sales inducements credited to policyholder contract deposits                                      10        20         25
   Non-cash dividends declared                                                                      942        --         --
   Non-cash contributions from Parent                                                                38       106        134
                                                                                                =======  ========   ========

  See accompanying Notes to Consolidated Financial Statements.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. BASIS OF PRESENTATION

The Variable Annuity Life Insurance Company (VALIC), including its wholly owned subsidiaries, is a wholly owned subsidiary of AGC Life Insurance Company (AGC Life or the Parent), which is in turn an indirect, wholly owned subsidiary of American International Group, Inc. (AIG Parent). Unless the context indicates otherwise, the terms "VALIC," "the Company," "we," "us" or "our" mean The Variable Annuity Life Insurance Company and its consolidated subsidiaries, and the term "AIG Parent" means American International Group, Inc. and not any of its consolidated subsidiaries.

We are a Texas-domiciled life insurance company and a leading provider of defined contribution retirement savings plans sponsored by education, not-for-profit and government organizations. Our primary products include fixed and variable annuities, mutual funds and plan administrative and compliance services. We utilize career financial advisors and independent financial advisors to provide retirement plan participants with enrollment support and comprehensive financial planning services. No annual deposits for any individual advisor in 2014 or 2013 represented more than 10 percent of total annuity deposits.

Our operations are influenced by many factors, including general economic conditions, financial condition of AIG, monetary and fiscal policies of the United States federal government and policies of state and other regulatory authorities. The level of sales of our insurance and financial products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets and terms and conditions of competing products. We are exposed to the risks normally associated with a portfolio of fixed income securities, which include interest rate, option, liquidity and credit risks. We control our exposure to these risks by, among other things, closely monitoring and managing the duration and cash flows of our assets and liabilities, monitoring and limiting prepayments and extension risk in our portfolio, maintaining a large percentage of our portfolio in highly liquid securities, engaging in a disciplined process of underwriting, and reviewing and monitoring credit risk. We are also exposed to market risk, policyholder behavior risk and mortality/longevity risk. Market volatility and other equity market conditions may affect our exposure to risks related to guaranteed death benefits and guaranteed living benefits on variable annuity products, and may reduce fee income on variable product assets held in separate accounts. Such guaranteed benefits are sensitive to equity and interest rate market conditions.

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States (GAAP). All significant intercompany accounts and transactions have been eliminated. Certain prior period items have been reclassified to conform to the current period's presentation.

The consolidated financial statements include the accounts of the Company, our controlled subsidiaries (generally through a greater than 50 percent ownership of voting rights of a voting interest entity), and variable interest entities
(VIEs) for which we are the primary beneficiary. Equity investments in entities that we do not consolidate, including corporate entities in which we have significant influence, and partnership and partnership-like entities in which we have more than minor influence over operating and financial policies, are accounted for under the equity method unless we have elected the fair value option. Unless the context indicates otherwise, the terms "financial statements," "Balance Sheets," "Statements of Income," "Statements of Comprehensive Income," "Statements of Equity," "Statements of Cash Flows," "Notes to Financial Statements," "financial position," and "results of operations" refer to the applicable consolidated disclosure.

PRESENTATION CHANGES

Policy fees related to features accounted for as embedded derivatives in variable annuity products, including guaranteed minimum withdrawal benefits and guaranteed minimum account value benefits, are included in the fair value measurement of embedded derivatives. Effective December 31, 2014, we reclassified fees related to these embedded derivatives to net realized capital gains, with no effect to the fair value measurement of the embedded derivatives, net income or shareholder's equity. Accordingly, a portion of prior period policy fees have been reclassified to net realized capital gains to conform to the current period presentation. See Note 11 for information on variable annuity guaranteed benefit features and Note 3 for discussion of the fair value measurement of embedded policy derivatives, including our policy on classification of fees.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

THE EFFECT OF THE CHANGE IN PRESENTATION OF THESE POLICY FEES ON THE PRIOR PERIOD FINANCIAL STATEMENTS WAS AS FOLLOWS:

                                                         As     Effect
                                                     Previously   of        As
(in millions)                                         Reported  Change Reclassified
-------------                                        ---------- ------ ------------
STATEMENT OF INCOME FOR THE YEAR ENDED
  DECEMBER 31, 2013:
   Revenues:
       Policy fees                                     $ 397     $(29)    $ 368
       Other net realized capital gains                  355       29       384

STATEMENT OF CASH FLOWS FOR THE YEAR ENDED
  DECEMBER 31, 2013:
   Cash flows from operating activities:
       Adjustments to reconcile net income
         to net cash provided by operating
         activities:
          Fees charged for policyholder
            contract deposits                           (337)      29      (308)
          Net realized capital gains                    (340)     (29)     (369)

STATEMENT OF INCOME FOR THE YEAR ENDED
  DECEMBER 31, 2012:
   Revenues:
       Policy fees                                       352      (25)      327
       Other net realized capital gains                   94       25       119

STATEMENT OF CASH FLOWS FOR THE YEAR ENDED
  DECEMBER 31, 2012:
   Cash flows from operating activities:
       Adjustments to reconcile net income
         to net cash provided by operating
         activities:
          Fees charged for policyholder
            contract deposits                           (301)      25      (276)
          Net realized capital gains                     (11)     (25)      (36)

RESTATEMENT AND REVISION OF PRIOR PERIOD FINANCIAL STATEMENTS

The financial statements as of and for the year ended December 31, 2012 have been restated to correct certain items, as discussed below. The financial statements as of and for the year ended December 31, 2013 have also been revised to correct certain items. We evaluated the impact of these items on the Balance Sheet and Statements of Income, Comprehensive Income (Loss), Equity and Cash Flows for the respective periods. The resulting adjustments to the Balance Sheet as of December 31, 2013 and the Statements of Cash Flows for the years ended December 31, 2013 and 2012 included:

   . Correction of the classification of cash held within consolidated VIEs from cash to restricted cash, which is reported within other assets;

   . Correction of the classification of certain collateral margin accounts related to derivative transactions from short-term investments to premiums and other receivables;

   . Correction of the classification of certain accounts between cash and short-term investments to correctly reflect the nature of the related account as either a non-interest bearing depository account or an interest-bearing account;

   . Correction of the classification of cash flow activity related to the change in certain other bond securities carried at fair value for the year ended December 31, 2012, which resulted in an increase in net cash provided by operating activities and an increase in net cash used in investing activities; and

   .   Correction in the Statement of Cash Flows for the year ended
       December 31, 2012 of interest credited to policyholder account balances and change in future policy benefits, which had no effect on net cash provided by operating activities.

The resulting adjustments to the Statements of Income and Comprehensive Income
(Loss) for the years ended December 31, 2013 and 2012 included a correction to the recognition of deferred tax benefit from the sale of bonds in prior years and a correction to the presentation of changes in the deferred tax valuation allowance.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

After evaluating the quantitative and qualitative aspects of these corrections, the 2012 corrections were determined to be material, whereas the 2013 corrections were not considered to be material, individually or in aggregate, to the previously issued 2013 financial statements. The net effects on the financial statements resulting from the restatement and the revisions were as follows:

                                                          As     Effect
                                                      Previously   of     As
(in millions)                                          Reported  Change Revised
-------------                                         ---------- ------ -------
BALANCE SHEET AT DECEMBER 31, 2013:
Assets:
       Short-term investments                           $1,185   $ (23) $1,162
       Cash                                                149    (104)     45
       Premiums and other receivables, net
         of allowance                                       52      27      79
       Other assets                                        179     100     279
VALIC shareholder's equity:
       Retained earnings                                 1,080      38   1,118
       Accumulated other comprehensive income            1,099     (38)  1,061

STATEMENT OF INCOME FOR THE YEAR ENDED
  DECEMBER 31, 2013:
       Income tax expense (benefit):
          Deferred                                         (94)     36     (58)
       Income tax expense                                   61      36      97
       Net income                                        1,660     (36)  1,624
       Net income attributable to VALIC                  1,660     (36)  1,624

STATEMENT OF COMPREHENSIVE INCOME (LOSS) FOR
  THE YEAR ENDED DECEMBER 31, 2013:
       Net income                                        1,660     (36)  1,624
       Comprehensive income                                584     (36)    548
       Comprehensive income attributable to
         VALIC                                             584     (36)    548

STATEMENT OF EQUITY FOR THE YEAR ENDED
  DECEMBER 31, 2013:
       Balance, December 31, 2012                        8,018      36   8,054
       Net income attributable to VALIC or
         other noncontrolling interests                  1,660     (36)  1,624
       Balance, December 31, 2013                        7,972      --   7,972

STATEMENT OF CASH FLOWS FOR THE YEAR ENDED
  DECEMBER 31, 2013:
   Cash flows from operating activities:
       Net income                                        1,660     (36)  1,624
       Adjustments to reconcile net income
         to net cash provided by operating
         activities:
          Provision for deferred income taxes              (94)     36     (58)
       Total adjustments                                  (626)     36    (590)

   Cash flows from investing activities:
       Net change in restricted cash                        --     (86)    (86)
       Net change in short-term investments                110     (38)     72
       Other, net                                           --      10      10
       Net cash used in investing activities              (444)   (114)   (558)

Net increase in cash                                       115    (114)      1
Cash at beginning of year                                   34      10      44
Cash at end of year                                        149    (104)     45

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

                                                         As     Effect
                                                     Previously   of      As
 (in millions)                                        Reported  Change Restated
 -------------                                       ---------- ------ --------
 STATEMENT OF INCOME FOR THE YEAR ENDED
   DECEMBER 31, 2012:
        Income tax expense (benefit):
           Deferred                                      (165)    (38)    (203)
        Income tax expense                                150     (38)     112
        Net income                                      1,012      38    1,050
        Net income attributable to VALIC                1,012      38    1,050

 STATEMENT OF COMPREHENSIVE INCOME (LOSS)
   FOR THE YEAR ENDED DECEMBER 31, 2012:
        Net income                                      1,012      38    1,050
        Change in unrealized appreciation
          (depreciation) of all other
          investments                                     966     (38)     928
        Other comprehensive income (loss)                 983     (38)     945

 STATEMENT OF EQUITY FOR THE YEAR ENDED
   DECEMBER 31, 2012:
        Balance, January 1, 2012                        6,595      36    6,631
        Net income attributable to VALIC or
          other noncontrolling interests                1,012      38    1,050
        Other comprehensive income                        983     (38)     945
        Balance, December 31, 2012                      8,018      36    8,054

 STATEMENT OF CASH FLOWS FOR THE YEAR ENDED
   DECEMBER 31, 2012:
    Cash flows from operating activities:
        Net income                                      1,012      38    1,050
        Adjustments to reconcile net income
          to net cash provided by operating
          activities:
           Interest credited to policyholder
             account balances                           1,229     (34)   1,195
           Unrealized (gains) losses in
             earnings, net                                 38     (10)      28
           Accretion of net premium/discount
             on investments                              (249)     (6)    (255)
           Provision for deferred income
             taxes                                       (165)    (38)    (203)
        Change in operating assets and
          liabilities:
           Change in other bond securities,
             at fair value                               (410)    410       --
           Future policy benefits                         (18)     34       16
        Total adjustments                                  96     356      452
           Net cash provided by operating
             activities                                 1,108     394    1,502

    Cash flows from investing activities:
        Proceeds from sales or distribution
          of other investments, excluding
          short-term investments                          356       6      362
        Proceeds from redemption and
          maturities of other investments,
          excluding short-term investments                218      58      276
        Payments for purchases of other
          investments, excluding short-term
          investments                                    (457)   (458)    (915)
        Net change in restricted cash                      --     (14)     (14)
        Net change in short-term investments           (1,008)     61     (947)
        Other, net                                         --     (37)     (37)
        Net cash provided by (used in)
          investing activities                         (1,775)   (384)  (2,159)

 Net increase (decrease) in cash                         (102)     10      (92)
 Cash at beginning of year                                136      --      136
 Cash at end of year                                       34      10       44

USE OF ESTIMATES

The preparation of financial statements in accordance with GAAP requires the application of accounting policies that often involve a significant degree of judgment. Accounting policies that we believe are most dependent on the application of estimates and assumptions are considered our critical accounting estimates and are related to the determination of:

..   income tax assets and liabilities, including recoverability of our net deferred tax asset and the predictability of future tax operating profitability of the character necessary to realize the net deferred tax asset;

..   valuation of future policy benefit liabilities and timing and extent of loss recognition;

..   valuation of liabilities for guaranteed benefit features of variable annuity products;

..   recoverability of assets, including deferred policy acquisition costs (DAC)
    and reinsurance;

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

..   estimated gross profits (EGP) to value DAC for investment-oriented products;

..   impairment charges, including other-than-temporary impairments on available for sale securities; and

..   fair value measurements of certain financial assets and liabilities.

These accounting estimates require the use of assumptions about matters, some of which are highly uncertain at the time of estimation. To the extent actual experience differs from the assumptions used, our financial condition, results of operations and cash flows could be materially affected.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following table identifies our significant accounting policies presented in other Notes to these Financial Statements, with a reference to the Note where a detailed description can be found:

Note 4.   Investments

             .   Fixed maturity and equity securities

             .   Other invested assets

             .   Short-term investments

             .   Net investment income

             .   Net realized capital gains (losses)

             .   Other-than-temporary impairments

Note 5.   Lending Activities

             .   Mortgage and other loans receivable - net of allowance

Note 6.   Reinsurance

             .   Reinsurance assets, net of allowance

Note 7.   Derivatives and Hedge Accounting

             .   Derivative assets and liabilities, at fair value

Note 8.   Deferred Policy Acquisition Costs

             .   Deferred policy acquisition costs

             .   Amortization of deferred policy acquisition costs

             .   Deferred sales inducements

Note 10.  Insurance Liabilities

             .   Future policy benefits

             .   Policyholder contract deposits

             .   Other policyholder funds

Note 11.  Variable Life and Annuity Contracts

Note 12.  Debt

             .   Long-term debt

Note 13.  Commitments and contingencies

             .   Legal contingencies

Note 16.  Income Taxes

OTHER SIGNIFICANT ACCOUNTING POLICIES

PREMIUMS for long-duration life insurance products and life contingent annuities are recognized as revenues when due. Estimates for premiums due but not yet collected are accrued. For limited-payment contracts, net premiums are recorded as revenue. The difference between the gross premium received and the net premium is deferred and recognized in policyholder benefits in the Statements of Income.

Premiums on accident and health policies are earned primarily on a pro rata basis over the term of the related coverage. The reserves for unearned premiums includes the portion of premiums written relating to the unexpired terms of coverage.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

Reinsurance premiums ceded are recognized as a reduction in revenues over the period the reinsurance coverage is provided in proportion to the risks to which the premiums relate.

POLICY FEES represent fees recognized from universal life and investment-type products consisting of policy charges for cost of insurance, policy administration charges, surrender charges and amortization of unearned revenue reserves.

OTHER INCOME primarily includes brokerage commissions, advisory fee income and income from legal settlements.

CASH represents cash on hand and non-interest bearing demand deposits.

OTHER ASSETS consist of prepaid expenses, deposits, other deferred charges, real estate, other fixed assets, capitalized software costs and restricted cash.

We offer sales inducements, which include enhanced crediting rates or bonus payments to contract holders (bonus interest) on certain annuity and investment contract products. Sales inducements provided to the contract holder are recognized as part of the liability for policyholder contract deposits on the Balance Sheets. Such amounts are deferred and amortized over the life of the contract using the same methodology and assumptions used to amortize DAC. To qualify for such accounting treatment, the bonus interest must be explicitly identified in the contract at inception, and we must demonstrate that such amounts are incremental to amounts we credit on similar contracts without bonus interest, and are higher than the contracts expected ongoing crediting rates for periods after the bonus period. The amortization expense associated with these assets is reported within interest credited to policyholder account balances in the Statements of Income.

See Note 8 for additional information on deferred sales inducements.

SEPARATE ACCOUNTS represent funds for which investment income and investment gains and losses accrue directly to the contract holders who bear the investment risk. Each account has specific investment objectives and the assets are carried at fair value. The assets of each account are legally segregated and are not subject to claims that arise from any of our other businesses. The liabilities for these accounts are equal to the account assets. Separate accounts may also include deposits for funds held under stable value wrap funding agreements, although the majority of stable value wrap sales are measured based on the notional amount included in assets under management and do not include the receipt of funds.

For additional discussion of separate accounts, see Note 11.

OTHER LIABILITIES include other funds on deposit, other payables, and securities sold under agreements to repurchase.

ACCOUNTING STANDARDS ADOPTED DURING 2014

Presentation of Unrecognized Tax Benefits

In July 2013, the FASB issued an accounting standard that requires a liability related to unrecognized tax benefits to be presented as a reduction to the related deferred tax asset for a net operating loss carryforward or a tax credit carryforward. When the carryforwards are not available at the reporting date under the tax law of the applicable jurisdiction or the tax law of the applicable jurisdiction does not require, and the entity does not intend to use, the deferred tax asset for such purpose, the unrecognized tax benefit will be presented in the financial statements as a liability and will not be combined with the related deferred tax asset.

We adopted the standard on its required effective date of January 1, 2014 on a prospective basis. The adoption of this standard had no material effect on our consolidated financial condition, results of operations or cash flows.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

FUTURE APPLICATION OF ACCOUNTING STANDARDS

Accounting for Investments in Qualified Affordable Housing Projects

In January 2014, the FASB issued an accounting standard that revises the accounting and expands the disclosure requirements for investments in qualified affordable housing projects. The standard is effective for annual periods beginning after December 15, 2014, but early adoption is permitted. We plan to adopt the standard prospectively on its required effective date of January 1, 2015 and do not expect adoption of the standard to have a material effect on our financial condition, results of operations or cash flows.

Revenue Recognition

In May 2014, the FASB issued an accounting standard that supersedes most existing revenue recognition guidance. The new standard excludes from its scope the accounting for insurance contracts, leases, financial instruments, and other agreements that are governed under other GAAP guidance, but affects the revenue recognition for certain of our other activities.

The standard is effective for interim and annual reporting periods beginning after December 15, 2016 and may be applied retrospectively or through a cumulative effect adjustment to retained earnings at the date of adoption. Early adoption is not permitted. We plan to adopt the standard with an effective date of January 1, 2018, which reflects proposed one-year deferral by the FASB and are assessing the impact of the standard on our financial condition, results of operations and cash flows.

Consolidation: Amendments to the Consolidation Analysis

In February 2015, the FASB issued an accounting standard that affects reporting entities that are required to evaluate whether they should consolidate certain legal entities. Specifically, the amendments modify the evaluation of whether limited partnerships and similar legal entities are VIEs or voting interest entities; eliminate the presumption that a general partner should consolidate a limited partnership; affect the consolidation analysis of reporting entities that are involved with VIEs, particularly those that have fee arrangements and related party relationships; and provide a scope exception from consolidation guidance for reporting entities with interests in legal entities that are required to comply with or operate in accordance with requirements that are similar to those in Rule 2a-7 of the Investment Company Act of 1940 for registered money market funds.

The standard is effective for interim and annual reporting periods beginning after December 15, 2015. Early adoption is permitted, including adoption in an interim period. The standard may be applied retrospectively or through a cumulative effect adjustment to retained earnings as of the beginning of the year of adoption. We plan to adopt the standard on its required effective date of January 1, 2016 and are assessing the impact of the standard on our financial condition, results of operations and cash flows.

Measuring the Financial Assets and the Financial Liabilities of a Consolidated Collateralized Financing Entity

In August 2014, the FASB issued an accounting standard that allows a reporting entity to measure the financial assets and financial liabilities of a qualifying consolidated collateralized financing entity using the fair value of either its financial assets or financial liabilities, whichever is more observable.

The standard is effective for interim and annual reporting periods beginning after December 15, 2015. Early adoption is permitted. The standard may be applied retrospectively to all relevant prior periods presented starting with January 1, 2010 or through a cumulative effect adjustment to retained earnings at the date of adoption. We plan to adopt the standard on its required effective date of January 1, 2016 and do not expect the adoption of the standard to have a material effect on our financial condition, results of operations or cash flows.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

3. FAIR VALUE MEASUREMENTS

FAIR VALUE MEASUREMENTS ON A RECURRING BASIS

We carry certain financial instruments at fair value. We define the fair value of a financial instrument as the amount that would be received from the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. We are responsible for the determination of the value of the investments carried at fair value and the supporting methodologies and assumptions.

The degree of judgment used in measuring the fair value of financial instruments generally inversely correlates with the level of observable valuation inputs. We maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. Financial instruments with quoted prices in active markets generally have more pricing observability and less judgment is used in measuring fair value. Conversely, financial instruments for which no quoted prices are available have less observability and are measured at fair value using valuation models or other pricing techniques that require more judgment. Pricing observability is affected by a number of factors, including the type of financial instrument, whether the financial instrument is new to the market and not yet established, the characteristics specific to the transaction, liquidity and general market conditions.

Fair Value Hierarchy

Assets and liabilities recorded at fair value in the Balance Sheets are measured and classified in accordance with a fair value hierarchy consisting of three levels based on the observability of valuation inputs:

..   LEVEL 1: Fair value measurements based on quoted prices (unadjusted) in active markets that we have the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets. We do not adjust the quoted price for such instruments.

..   LEVEL 2: Fair value measurements based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals.

..   LEVEL 3: Fair value measurements based on valuation techniques that use significant inputs that are unobservable. Both observable and unobservable inputs may be used to determine the fair values of positions classified in Level 3. The circumstances for using these measurements include those in which there is little, if any, market activity for the asset or liability. Therefore, we must make certain assumptions as to the inputs a hypothetical market participant would use to value that asset or liability. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In those cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a description of the valuation methodologies used for instruments carried at fair value. These methodologies are applied to assets and liabilities across the levels discussed above, and it is the observability of the inputs used that determines the appropriate level in the fair value hierarchy for the respective asset or liability.

VALUATION METHODOLOGIES OF FINANCIAL INSTRUMENTS MEASURED AT FAIR VALUE

Incorporation of Credit Risk in Fair Value Measurements

..   OUR OWN CREDIT RISK. Fair value measurements for certain freestanding derivatives incorporate our own credit risk by determining the explicit cost for each counterparty to protect against its net credit exposure to us at the balance sheet date by reference to observable AIG credit default swap (CDS) or cash bond spreads. A derivative counterparty's net credit exposure to us is determined based on master netting agreements, when applicable, which

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

   take into consideration all derivative positions with us, as well as collateral we posted with the counterparty at the balance sheet date. We calculate the effect of these credit spread changes using discounted cash flow techniques that incorporate current market interest rates.

..   COUNTERPARTY CREDIT RISK. Fair value measurements for freestanding derivatives incorporate counterparty credit risk by determining the explicit cost for us to protect against our net credit exposure to each counterparty at the balance sheet date by reference to observable counterparty CDS spreads, when available. When not available, other directly or indirectly observable credit spreads will be used to derive the best estimates of the counterparty spreads. Our net credit exposure to a counterparty is determined based on master netting agreements, which take into consideration all derivative positions with the counterparty, as well as collateral posted by the counterparty at the balance sheet date.

Fair values for fixed maturity securities based on observable market prices for identical or similar instruments implicitly incorporate counterparty credit risk. Fair values for fixed maturity securities based on internal models incorporate counterparty credit risk by using discount rates that take into consideration cash issuance spreads for similar instruments or other observable information.

The cost of credit protection is determined under a discounted present value approach considering the market levels for single name CDS spreads for each specific counterparty, the mid-market value of the net exposure (reflecting the amount of protection required) and the weighted average life of the net exposure. CDS spreads are provided to us by an independent third party. We utilize an interest rate based on the benchmark London Inter-Bank Offered Rate (LIBOR) curve to derive our discount rates.

While this approach does not explicitly consider all potential future behavior of the derivative transactions or potential future changes in valuation inputs, management believes this approach provides a reasonable estimate of the fair value of the assets and liabilities, including consideration of the impact of non-performance risk.

Fixed Maturity Securities

Whenever available, we obtain quoted prices in active markets for identical assets at the balance sheet date to measure fixed maturity securities at fair value. Market price data is generally obtained from dealer markets.

We employ independent third-party valuation service providers to gather, analyze, and interpret market information to derive fair value estimates for individual investments based upon market-accepted methodologies and assumptions. The methodologies used by these independent third-party valuation services are reviewed and understood by management, through periodic discussion with, and information provided by, the valuation services. In addition, as discussed further below, control processes are applied to the fair values received from third-party valuation services to ensure the accuracy of these values.

Valuation service providers typically obtain data about market transactions and other key valuation model inputs from multiple sources and, through the use of widely accepted valuation methodologies, which may utilize matrix pricing, financial models, accompanying model inputs and various assumptions, provide a single fair value measurement for individual securities. The inputs used by the valuation service providers include, but are not limited to, market prices from completed transactions for identical securities and transactions of comparable securities, benchmark yields, interest rate yield curves, credit spreads, currency rates, quoted prices for similar securities and other market-observable information, as applicable. If fair value is determined using financial models, these models generally take into account, among other things, market observable information as of the measurement date as well as the specific attributes of the security being valued, including its term, interest rate, credit rating, industry sector, and when applicable, collateral quality and other security or issuer-specific information. When market transactions or other market observable data is limited, the extent to which judgment is applied in determining fair value is greatly increased.

We have control processes designed to ensure that the fair values received from third party valuation services are accurately recorded, that their data inputs and valuation techniques are appropriate and consistently applied and that the assumptions used appear reasonable and consistent with the objective of determining fair value. We assess the reasonableness of individual security values received from valuation service providers through various analytical techniques, and have procedures to escalate related questions internally and to the third party valuation services for

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

resolution. To assess the degree of pricing consensus among various valuation services for specific asset types, we have conducted comparisons of prices received from available sources. We have used these comparisons to establish a hierarchy for the fair values received from third party valuations services to be used for particular security classes. We also validate prices for selected securities through reviews by members of management who have relevant expertise and who are independent of those charged with executing investing transactions.

When our third-party valuation service providers are unable to obtain sufficient market observable information upon which to estimate the fair value for a particular security, fair value is determined either by requesting brokers who are knowledgeable about these securities to provide a price quote, which is generally non-binding, or by employing widely accepted valuation models. Broker prices may be based on an income approach, which converts expected future cash flows to a single present value amount, with specific consideration of inputs relevant to particular security types. For structured securities, such inputs may include ratings, collateral types, geographic concentrations, underlying loan vintages, loan delinquencies, and weighted average coupons and maturities. When the volume or level of market activity for a security is limited, certain inputs used to determine fair value may not be observable in the market. Broker prices may also be based on a market approach that considers recent transactions involving identical or similar securities. Fair values provided by brokers are subject to similar control processes to those noted above for fair values from third party valuation services, including management reviews. For those corporate debt instruments (for example, private placements) that are not traded in active markets or that are subject to transfer restrictions, valuations are adjusted to reflect illiquidity and non-transferability, and such adjustments generally are based on available market evidence. When observable price quotations are not available, fair value is determined based on discounted cash flow models using discount rates based on credit spreads, yields or price levels of comparable securities, adjusted for illiquidity and structure. Fair values determined internally are also subject to management review in order to ensure that valuation models and related inputs are reasonable.

The methodology above is relevant for all fixed maturity securities including residential mortgage-backed securities (RMBS), commercial mortgage-backed securities (CMBS), collateralized debt obligations (CDO), other asset-backed securities (ABS) and fixed maturity securities issued by government sponsored entities and corporate entities.

Equity Securities Traded in Active Markets

Whenever available, we obtain quoted prices in active markets for identical assets at the balance sheet date to measure equity securities at fair value. Market price data is generally obtained from exchange or dealer markets.

Other Invested Assets

We initially estimate the fair value of investments in certain hedge funds, private equity funds and other investment partnerships by reference to the transaction price. Subsequently, we generally obtain the fair value of these investments from net asset value information provided by the general partner or manager of the investments, the financial statements of which are generally audited annually. We consider observable market data and perform certain control procedures to validate the appropriateness of using the net asset value as a fair value measurement. The fair values of other investments carried at fair value, such as direct private equity holdings, are initially determined based on transaction price and are subsequently estimated based on available evidence such as market transactions in similar instruments, other financing transactions of the issuer and other available financial information for the issuer, with adjustments made to reflect illiquidity as appropriate.

Short-term Investments

For short-term investments that are measured at fair value, the carrying values of these assets approximate fair values because of the relatively short period of time between origination and expected realization, and their limited exposure to credit risk.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

Separate Account Assets

Separate account assets are composed primarily of registered and unregistered open-end mutual funds that generally trade daily and are measured at fair value in the manner discussed above for equity securities traded in active markets.

Freestanding Derivatives

Derivative assets and liabilities can be exchange-traded or traded over-the-counter (OTC). We generally value exchange-traded derivatives using quoted prices in active markets for identical derivatives at the balance sheet date.

OTC derivatives are valued using market transactions and other observable market evidence whenever possible, including market-based inputs to models, model calibration to market clearing transactions, broker or dealer quotations or alternative pricing sources with reasonable levels of price transparency. When models are used, the selection of a particular model to value an OTC derivative depends on the contractual terms of, and specific risks inherent in the instrument, as well as the availability of pricing information in the market. We generally use similar models to value similar instruments. Valuation models require a variety of inputs, including contractual terms, market prices and rates, yield curves, credit curves, measures of volatility, prepayment rates and correlations of such inputs. For OTC derivatives that trade in liquid markets, such as generic forwards, swaps and options, model inputs can generally be corroborated by observable market data by correlation or other means, and model selection does not involve significant management judgment.

For certain OTC derivatives that trade in less liquid markets, where we generally do not have corroborating market evidence to support significant model inputs and cannot verify the model to market transactions, the transaction price may provide the best estimate of fair value. Accordingly, when a pricing model is used to value such an instrument, the model is adjusted so the model value at inception equals the transaction price. We will update valuation inputs in these models only when corroborated by evidence such as similar market transactions, independent third-party valuation service providers and/or broker or dealer quotations, or other empirical market data. When appropriate, valuations are adjusted for various factors such as liquidity, bid/offer spreads and credit considerations. Such adjustments are generally based on available market evidence. In the absence of such evidence, management's best estimate is used.

Embedded Policy Derivatives

Certain variable annuity and equity index annuity and life contracts contain embedded policy derivatives that we bifurcate from the host contracts and account for separately at fair value, with changes in fair value recognized in earnings. These embedded derivatives are classified within policyholder contract deposits. We have concluded these contracts contain (i) written option guarantees on minimum accumulation value, (ii) a series of written options that guarantee withdrawals from the highest anniversary value within a specific period or for life, or (iii) equity-indexed written options that meet the criteria of derivatives that must be bifurcated.

The fair value of embedded policy derivatives contained in certain variable annuity and equity index annuity and life contracts is measured based on actuarial and capital market assumptions related to projected cash flows over the expected lives of the contracts. These cash flow estimates primarily include benefits and related fees assessed, when applicable, and incorporate expectations about policyholder behavior. Estimates of future policyholder behavior are subjective and based primarily on our historical experience.

With respect to embedded policy derivatives in our variable annuity contracts, because of the dynamic and complex nature of the expected cash flows, risk-neutral valuations are used. Estimating the underlying cash flows for these products involves judgments regarding expected market rates of return, market volatility, correlations of market variables to funds, fund performance, discount rates and policyholder behavior. The portion of fees attributable to the fair value of expected benefit payments are included within the fair value measurement of these embedded policy derivatives and related fees are classified in net realized gains (losses) as collected, consistent with other changes in the fair value of these embedded policy derivatives. Any additional fees not attributed to the embedded derivative are excluded from the fair value measurement and classified in policy fees as collected.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

With respect to embedded policy derivatives in our equity index annuity and life contracts, option pricing models are used to estimate fair value, taking into account assumptions for future equity index growth rates, volatility of the equity index, future interest rates, and determinations on adjusting the participation rate and the cap on equity-indexed credited rates in light of market conditions and policyholder behavior assumptions. These methodologies incorporate an explicit risk margin to take into consideration market participant estimates of projected cash flows and policyholder behavior.

We also incorporate our own risk of non-performance in the valuation of the embedded policy derivatives associated with variable annuity and equity index annuity and life contracts. Expected cash flows are discounted using the interest rate swap curve (swap curve), which is commonly viewed as being consistent with the credit spreads for highly-rated financial institutions (S&P AA-rated or above). A swap curve shows the fixed-rate leg of a non-complex swap against the floating rate (for example, LIBOR) leg of a related tenor. The non-performance risk adjustment reflects a market participant's view of our claims-paying ability by incorporating an additional spread to the swap curve used to value embedded policy derivatives.

Notes Payable

Certain VIEs that we consolidate have each elected the fair value option for a tranche of their structured securities (the Class X notes), which are included in notes payable - to affiliates, net. The fair value of the Class X notes is determined using a mark-to-model approach, discounting cash flows produced by an internally validated model. Cash flows are discounted based on current market spreads for U.S. collateralized loan obligations (CLOs), adjusted for structural specific attributes. The market spreads for U.S. CLOs include a spread premium to compensate for the complexity and perceived illiquidity of the Class X notes. The spread premium was derived on the respective issuance dates of the Class X notes, with reference to the issuance spread on tranches of structured securities issued by the same entities that were purchased by independent, non-affiliated third parties.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS

THE FOLLOWING TABLE PRESENTS INFORMATION ABOUT ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS, AND INDICATES THE LEVEL OF THE FAIR VALUE MEASUREMENT BASED ON THE OBSERVABILITY OF THE INPUTS USED:

DECEMBER 31, 2014                                                                             Counterparty    Cash
(in millions)                                                         Level 1 Level 2 Level 3 Netting/(a)/ Collateral  Total
-----------------                                                     ------- ------- ------- ------------ ---------- -------
ASSETS:
Bonds available for sale:
   U.S. government and government sponsored entities                  $    -- $   343 $   --      $--         $--     $   343
   Obligations of states, municipalities and political subdivisions        --     812     51       --          --         863
   Non-U.S. governments                                                    --     956     --       --          --         956
   Corporate debt                                                          --  21,568    291       --          --      21,859
   RMBS                                                                    --   3,116  1,788       --          --       4,904
   CMBS                                                                    --   3,305    628       --          --       3,933
   CDO/ABS                                                                 --   1,342  1,683       --          --       3,025
                                                                      ------- ------- ------      ---         ---     -------
Total bonds available for sale                                             --  31,442  4,441       --          --      35,883
                                                                      ------- ------- ------      ---         ---     -------
Other bond securities:
   RMBS                                                                    --      65     71       --          --         136
   CMBS                                                                    --     127     39       --          --         166
   CDO/ABS                                                                 --       5    851       --          --         856
                                                                      ------- ------- ------      ---         ---     -------
Total other bond securities                                                --     197    961       --          --       1,158
                                                                      ------- ------- ------      ---         ---     -------
Equity securities available for sale:
   Preferred stock                                                          4      --     --       --          --           4
                                                                      ------- ------- ------      ---         ---     -------
Total equity securities available for sale                                  4      --     --       --          --           4
                                                                      ------- ------- ------      ---         ---     -------
Other invested assets/(b)/                                                 --     479    692       --          --       1,171
Short-term investments/(c)/                                               108     108     --       --          --         216
Derivative assets:
   Interest rate contracts                                                 --      62     --       --          --          62
   Foreign exchange contracts/(d)/                                         --      23     --       --          --          23
   Equity contracts                                                        41      --     --       --          --          41
   Counterparty netting and cash collateral                                --      --     --       (3)         (4)         (7)
                                                                      ------- ------- ------      ---         ---     -------
Total derivative assets                                                    41      85     --       (3)         (4)        119
                                                                      ------- ------- ------      ---         ---     -------
Separate account assets                                                33,197     204     --       --          --      33,401
                                                                      ------- ------- ------      ---         ---     -------
Total                                                                 $33,350 $32,515 $6,094      $(3)        $(4)    $71,952
                                                                      ======= ======= ======      ===         ===     =======
LIABILITIES:
Policyholder contract deposits/(e)/                                   $    -- $    -- $  236      $--         $--     $   236
Notes payable - to affiliates, net                                         --      --    149       --          --         149
Derivative liabilities:
   Foreign exchange contracts                                              --       3     --       --          --           3
   Counterparty netting and cash collateral                                --      --     --       (3)         --          (3)
                                                                      ------- ------- ------      ---         ---     -------
Total derivative liabilities                                               --       3     --       (3)         --          --
                                                                      ------- ------- ------      ---         ---     -------
Total                                                                 $    -- $     3 $  385      $(3)        $--     $   385
                                                                      ======= ======= ======      ===         ===     =======

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013                                                                             Counterparty    Cash
(in millions)                                                         Level 1 Level 2 Level 3 Netting/(a)/ Collateral  Total
-----------------                                                     ------- ------- ------- ------------ ---------- -------
ASSETS:
Bonds available for sale:
   U.S. government and government sponsored entities                  $    -- $   288 $   --      $--         $--     $   288
   Obligations of states, municipalities and political subdivisions        --     691     45       --          --         736
   Non-U.S. governments                                                    --     830     --       --          --         830
   Corporate debt                                                          --  22,312    248       --          --      22,560
   RMBS                                                                    --   3,583  1,564       --          --       5,147
   CMBS                                                                    --   1,848  1,497       --          --       3,345
   CDO/ABS                                                                 --     980  1,850       --          --       2,830
                                                                      ------- ------- ------      ---         ---     -------
Total bonds available for sale                                             --  30,532  5,204       --          --      35,736
                                                                      ------- ------- ------      ---         ---     -------
Other bond securities:
   RMBS                                                                    --      69     38       --          --         107
   CMBS                                                                    --      24    141       --          --         165
   CDO/ABS                                                                 --       5    600       --          --         605
                                                                      ------- ------- ------      ---         ---     -------
Total other bond securities                                                --      98    779       --          --         877
                                                                      ------- ------- ------      ---         ---     -------
Equity securities available for sale:
   Common stock                                                             1      --     --       --          --           1
   Preferred stock                                                         --       3     --       --          --           3
                                                                      ------- ------- ------      ---         ---     -------
Total equity securities available for sale                                  1       3     --       --          --           4
                                                                      ------- ------- ------      ---         ---     -------
Other invested assets/(b)/                                                 --     258    777       --          --       1,035
Short-term investments/(c)/                                                60     819     --       --          --         879
Derivative assets:
   Interest rate contracts                                                 --       5     --       --          --           5
   Equity contracts                                                        40      --     --       --          --          40
   Counterparty netting and cash collateral                                --      --     --       (5)         --          (5)
                                                                      ------- ------- ------      ---         ---     -------
Total derivative assets                                                    40       5     --       (5)         --          40
                                                                      ------- ------- ------      ---         ---     -------
Separate account assets                                                32,061     216     --       --          --      32,277
                                                                      ------- ------- ------      ---         ---     -------
Total                                                                 $32,162 $31,931 $6,760      $(5)        $--     $70,848
                                                                      ======= ======= ======      ===         ===     =======
LIABILITIES:
Policyholder contract deposits/(e)/                                   $    -- $    -- $   52      $--         $--     $    52
Notes payable - to affiliates, net                                         --      --    125       --          --         125
Derivative liabilities:
   Interest rate contracts                                                 --      29     --       --          --          29
   Counterparty netting and cash collateral                                --      --     --       (5)         (1)         (6)
                                                                      ------- ------- ------      ---         ---     -------
Total derivative liabilities                                               --      29     --       (5)         (1)         23
                                                                      ------- ------- ------      ---         ---     -------
Total                                                                 $    -- $    29 $  177      $(5)        $(1)    $   200
                                                                      ======= ======= ======      ===         ===     =======

(a)Represents netting of derivative exposures covered by qualifying master netting agreements.
(b)Amounts exclude other invested assets not carried at fair value on a recurring basis.
(c)Amounts exclude short-term investments that are carried at cost.
(d)In 2014, we reclassified cross-currency swaps from interest rate contracts to foreign exchange contracts. This change was applied prospectively.
(e)Amounts presented for policyholder contract deposits in the tables exclude those not measured at fair value on a recurring basis.

At December 31, 2014 and 2013, Level 3 assets were 7.5 percent and 8.4 percent of total assets, respectively, and Level 3 liabilities were 0.5 percent and 0.2 percent of total liabilities, respectively.

TRANSFERS OF LEVEL 1 AND LEVEL 2 ASSETS AND LIABILITIES

Our policy is to record transfers of assets and liabilities between Level 1 and Level 2 at their fair values as of the end of each reporting period, consistent with the date of the determination of fair value. Assets are transferred out of Level 1 when they are no longer transacted with sufficient frequency and volume in an active market. Conversely, assets are transferred from Level 2 to Level 1 when transaction volume and frequency are indicative of an active market. In 2014, we transferred $4 million of preferred stock from Level 2 to Level 1. We had no significant transfers from Level 2 to Level 1 during 2013 and no significant transfers from Level 1 to Level 2 during 2014 and 2013.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

CHANGES IN LEVEL 3 RECURRING FAIR VALUE MEASUREMENTS

THE FOLLOWING TABLES PRESENT CHANGES DURING 2014 AND 2013 IN LEVEL 3 ASSETS (LIABILITIES) MEASURED AT FAIR VALUE ON A RECURRING BASIS, AND THE REALIZED AND UNREALIZED GAINS (LOSSES) RELATED TO THE LEVEL 3 ASSETS (LIABILITIES) IN THE BALANCE SHEETS AT DECEMBER 31, 2014 AND 2013:

                                             Net                                                                  Changes in
                                         Realized and                                                             Unrealized
                                          Unrealized                 Purchases,                                 Gains (Losses)
                                 Fair       Gains                      Sales,                          Fair   Included in Income
                                 Value     (Losses)       Other     Issuances and   Gross     Gross    Value    on Instruments
                               Beginning   Included   Comprehensive Settlements,  Transfers Transfers   End      Held at End
(in millions)                   of Year   in Income   Income (Loss)      Net         in        out    of Year      of Year
-------------                  --------- ------------ ------------- ------------- --------- --------- ------- ------------------
DECEMBER 31, 2014
ASSETS:
Bonds available for sale:
   Obligations of states,
     municipalities and
     political subdivisions     $   45      $  --         $  9          $  --       $ --     $    (3) $   51         $ --
   Corporate debt                  248          5           (8)           (80)       236        (110)    291           --
   RMBS                          1,564         90           28            111         --          (5)  1,788           --
   CMBS                          1,497         83           11             66         19      (1,048)    628           --
   CDO/ABS                       1,850         41            2              7        615        (832)  1,683           --
                                ------      -----         ----          -----       ----     -------  ------         ----
Total bonds available for sale   5,204        219           42            104        870      (1,998)  4,441           --
                                ------      -----         ----          -----       ----     -------  ------         ----
Other bond securities:
   RMBS                             38          3           --             30         --          --      71            2
   CMBS                            141         (2)           4             --         --        (104)     39            5
   CDO/ABS                         600         21           --            230         --          --     851            9
                                ------      -----         ----          -----       ----     -------  ------         ----
Total other bond securities        779         22            4            260         --        (104)    961           16
                                ------      -----         ----          -----       ----     -------  ------         ----
Other invested assets              777         43           34              7         93        (262)    692           --
                                ------      -----         ----          -----       ----     -------  ------         ----
Total                           $6,760      $ 284         $ 80          $ 371       $963     $(2,364) $6,094         $ 16
                                ------      -----         ----          -----       ----     -------  ------         ----
LIABILITIES:
Policyholder contract deposits  $  (52)     $(184)        $ --          $  --       $ --     $    --  $ (236)        $ --
Notes payable - to
  affiliates, net                 (125)       (24)          --             --         --          --    (149)          --
                                ------      -----         ----          -----       ----     -------  ------         ----
Total                           $ (177)     $(208)        $ --          $  --       $ --     $    --  $ (385)        $ --
                                ======      =====         ====          =====       ====     =======  ======         ====
DECEMBER 31, 2013
ASSETS:
Bonds available for sale:
   Obligations of states,
     municipalities and
     political subdivisions     $   --      $  --         $ (1)         $  46       $ --     $    --  $   45         $ --
   Corporate debt                  345         12           (9)          (123)       119         (96)    248           --
   RMBS                          1,760        106           64           (352)        16         (30)  1,564           --
   CMBS                          1,445         25          (20)           (16)        84         (21)  1,497           --
   CDO/ABS                       1,356         41           (9)           485        313        (336)  1,850           --
                                ------      -----         ----          -----       ----     -------  ------         ----
Total bonds available for sale   4,906        184           25             40        532        (483)  5,204           --
                                ------      -----         ----          -----       ----     -------  ------         ----
Other bond securities:
   RMBS                              9         --           --             29         --          --      38           --
   CMBS                            127          1           --              1         12          --     141            5
   CDO/ABS                         290         32           --            278         --          --     600           20
                                ------      -----         ----          -----       ----     -------  ------         ----
Total other bond securities        426         33           --            308         12          --     779           25
                                ------      -----         ----          -----       ----     -------  ------         ----
Equity securities available
  for sale:
   Common stock                      6         --           --             (6)        --          --      --           --
   Preferred stock                  16         --            2            (18)        --          --      --           --
                                ------      -----         ----          -----       ----     -------  ------         ----
Total equity securities
  available for sale                22         --            2            (24)        --          --      --           --
                                ------      -----         ----          -----       ----     -------  ------         ----
Other invested assets              624         42           (4)            94         75         (54)    777           --
                                ------      -----         ----          -----       ----     -------  ------         ----
Total                           $5,978      $ 259         $ 23          $ 418       $619     $  (537) $6,760         $ 25
                                ======      =====         ====          =====       ====     =======  ======         ====
LIABILITIES:
Policyholder contract deposits  $ (158)     $ 106         $ --          $  --       $ --     $    --  $  (52)        $106
Notes payable - to
  affiliates, net                  (48)       (10)          (1)           (66)        --          --    (125)         (10)
                                ------      -----         ----          -----       ----     -------  ------         ----
Total                           $ (206)     $  96         $ (1)         $ (66)      $ --     $    --  $ (177)        $ 96
                                ======      =====         ====          =====       ====     =======  ======         ====

NET REALIZED AND UNREALIZED GAINS AND LOSSES INCLUDED IN INCOME RELATED TO LEVEL 3 ASSETS AND LIABILITIES SHOWN ABOVE WERE REPORTED IN THE STATEMENTS OF INCOME AS FOLLOWS:

                                           Net      Net Realized
                                        Investment    Capital     Other
(in millions)                             Income   Gains (Losses) Income Total
-------------                           ---------- -------------- ------ -----
DECEMBER 31, 2014
   Bonds available for sale                $168        $  51       $ --  $ 219
   Other bond securities                     22           --         --     22
   Other invested assets                     43           --         --     43
   Policyholder contract deposits            --         (184)        --   (184)
   Notes payable - to affiliates, net        --           --        (24)   (24)

December 31, 2013
   Bonds available for sale                $176        $   8       $ --  $ 184
   Other bond securities                     33           --         --     33
   Other invested assets                     37            5         --     42
   Policyholder contract deposits            --          106         --    106
   Notes payable - to affiliates, net        --           --        (10)   (10)

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

THE FOLLOWING TABLE PRESENTS THE GROSS COMPONENTS OF PURCHASES, SALES, ISSUES AND SETTLEMENTS, NET, SHOWN ABOVE:

                                                                                                       Purchases,
                                                                                                    Sales, Issuances
(in millions)                                            Purchases  Sales   Issuances Settlements and Settlements, Net
-------------                                            --------- -------  --------- ----------- --------------------
DECEMBER 31, 2014
Assets:
Bonds available for sale:
   Corporate debt                                         $   10   $    --    $ --      $   (90)         $ (80)
   RMBS                                                      398       (10)     --         (277)           111
   CMBS                                                      192      (122)     --           (4)            66
   CDO/ABS                                                   691        --      --         (684)             7
                                                          ------   -------    ----      -------          -----
Total bonds available for sale                             1,291      (132)     --       (1,055)           104
                                                          ------   -------    ----      -------          -----
Other bond securities:
   RMBS                                                       40        --      --          (10)            30
   CDO/ABS                                                   282        --      --          (52)           230
                                                          ------   -------    ----      -------          -----
Total other bond securities                                  322        --      --          (62)           260
                                                          ------   -------    ----      -------          -----
Other invested assets                                         62        --      --          (55)             7
                                                          ------   -------    ----      -------          -----
Total assets                                              $1,675   $  (132)   $ --      $(1,172)         $ 371
                                                          ======   =======    ====      =======          =====
DECEMBER 31, 2013
Assets:
Bonds available for sale:
   Obligations of states, municipalities and political
     subdivisions                                         $   46   $    --    $ --      $    --          $  46
   Corporate debt                                            125        --      --         (248)          (123)
   RMBS                                                      719      (737)     --         (334)          (352)
   CMBS                                                      391      (260)     --         (147)           (16)
   CDO/ABS                                                   729       (46)     --         (198)           485
                                                          ------   -------    ----      -------          -----
Total bonds available for sale                             2,010    (1,043)     --         (927)            40
                                                          ------   -------    ----      -------          -----
Other bond securities:
   RMBS                                                       33        --      --           (4)            29
   CMBS                                                        5        (3)     --           (1)             1
   CDO/ABS                                                   353        --      --          (75)           278
                                                          ------   -------    ----      -------          -----
Total other bond securities                                  391        (3)     --          (80)           308
                                                          ------   -------    ----      -------          -----
Equity securities available for sale:
   Common stock                                               --        --      --           (6)            (6)
   Preferred stock                                            --        --      --          (18)           (18)
                                                          ------   -------    ----      -------          -----
Total equity securities available for sale                    --        --      --          (24)           (24)
                                                          ------   -------    ----      -------          -----
Other invested assets                                        150        --      --          (56)            94
                                                          ------   -------    ----      -------          -----
Total assets                                              $2,551   $(1,046)   $ --      $(1,087)         $ 418
                                                          ======   =======    ====      =======          =====
Liabilities:
Notes payable - to affiliates, net                            --        --     (66)          --            (66)
                                                          ------   -------    ----      -------          -----
Total liabilities                                         $   --   $    --    $(66)     $    --          $ (66)
                                                          ======   =======    ====      =======          =====

Both observable and unobservable inputs may be used to determine the fair values of positions classified in Level 3 in the tables above. As a result, the unrealized gains (losses) on instruments held at December 31, 2014 and 2013 may include changes in fair value that were attributable to both observable (e.g., changes in market interest rates) and unobservable (e.g., changes in unobservable long-dated volatilities) inputs.

Transfers of Level 3 Assets and Liabilities

We record transfers of assets and liabilities into or out of Level 3 at their fair values as of the end of each reporting period, consistent with the date of the determination of fair value.

During 2014 and 2013, transfers into Level 3 assets primarily included certain investments in private placement corporate debt, RMBS, CMBS, CDO/ABS, and investments in hedge funds and private equity funds.

..   The transfers of investments in RMBS, CMBS and CDO and certain ABS into
    Level 3 assets were due to decreases in market transparency and liquidity for individual security types.

..   Transfers of private placement corporate debt and certain ABS into Level 3 assets were primarily the result of limited market pricing information that required us to determine fair value for these securities based on inputs that are adjusted to better reflect our own assumptions regarding the characteristics of a specific security or associated market liquidity.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

..   Certain investments in hedge funds were transferred into Level 3 as a result of limited market activity due to fund-imposed redemption restrictions.

..   Certain private equity fund investments were transferred into Level 3 due to these investments being carried at fair value and no longer being accounted for using the equity method of accounting.

Assets are transferred out of Level 3 when circumstances change such that significant inputs can be corroborated with market observable data. This may be due to a significant increase in market activity for the asset, a specific event, one or more significant input(s) becoming observable or a long-term interest rate significant to a valuation becoming short-term and thus observable. In addition, transfers out of Level 3 assets also occur when investments are no longer carried at fair value as the result of a change in the applicable accounting methodology, given changes in the nature and extent of our ownership interest.

During 2014 and 2013, transfers out of Level 3 assets primarily related to certain investments in municipal securities, private placement corporate debt, CMBS, CDO/ABS and investments in hedge funds.

..   Transfers of certain investments in municipal securities, CMBS and CDO/ABS out of Level 3 assets were based on consideration of market liquidity as well as related transparency of pricing and associated observable inputs for these investments.

..   Transfers of certain investments in private placement corporate debt and certain ABS out of Level 3 assets were primarily the result of using observable pricing information that reflects the fair value of those securities without the need for adjustment based on our own assumptions regarding the characteristics of a specific security or the current liquidity in the market.

..   The removal or easing of fund-imposed redemption restrictions, as well as certain fund investments becoming subject to the equity method of accounting, resulted in the transfer of certain hedge fund and private equity investments out of Level 3 assets.

There were no significant transfers of derivative or other liabilities into or out of Level 3 during 2014 or 2013.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS

The table below presents information about the significant unobservable inputs used for recurring fair value measurements for certain Level 3 instruments, and includes only those instruments for which information about the inputs is reasonably available to us, such as data from third-party valuation service providers and from internal valuation models. Because input information from third-parties with respect to certain Level 3 instruments (primarily CDO/ABS) may not be reasonably available to us, balances shown below may not equal total amounts reported for such Level 3 assets and liabilities:

                         FAIR VALUE AT
(in millions)          DECEMBER 31, 2014  Valuation Technique   Unobservable Input/(a)/    Range (Weighted Average )/(a)/
-------------          ----------------- --------------------- --------------------------- -----------------------------
ASSETS:
Corporate debt              $   51        Discounted cash flow                      Yield       3.84% - 4.59% (4.21%)

RMBS                                                                  Constant prepayment
                             1,760        Discounted cash flow                  rate/(b)/      0.86% - 12.67% (6.76%)
                                                                       Loss severity/(b)/    45.40% - 77.62% (61.51%)
                                                               Constant default rate/(b)/       2.98% - 9.72% (6.35%)
                                                                               Yield/(b)/       1.70% - 8.57% (5.13%)
CMBS                           470        Discounted cash flow                 Yield/(b)/         0% - 15.90% (7.54%)
                                                                                    /(c)/

CDO/ABS                        844        Discounted cash flow                      Yield       1.58% - 4.25% (2.91%)

LIABILITIES:
Policyholder contract
  deposits:
   GMWB                     $  218       Discounted cash flows  Equity implied volatility              6.00% - 39.00%
                                                                          Base lapse rate              1.00% - 40.00%
                                                                       Dynamic lapse rate              0.20% - 60.00%
                                                                           Mortality rate              0.50% - 40.00%
                                                                         Utilization rate              0.50% - 25.00%

   Index annuities              18       Discounted cash flows             Mortality rate              0.50% - 40.00%
                                                                               Lapse rate              1.00% - 40.00%

                         FAIR VALUE AT
(in millions)          DECEMBER 31, 2013  Valuation Technique   Unobservable Input/(a)/    Range (Weighted Average )/(a)/
-------------          ----------------- --------------------- --------------------------- -----------------------------
ASSETS:
Corporate debt              $  145        Discounted cash flow                      Yield       4.48% - 9.16% (6.82%)

RMBS                                                                  Constant prepayment
                             1,479        Discounted cash flow                  rate/(b)/      0.09% - 14.70% (7.40%)
                                                                       Loss severity/(b)/    38.26% - 76.35% (57.31%)
                                                               Constant default rate/(b)/      2.91% - 11.42% (7.17%)
                                                                               Yield/(b)/       1.11% - 9.15% (5.13%)

CMBS                         1,542        Discounted cash flow                      Yield      0.00% - 15.63% (6.09%)

LIABILITIES:
Policyholder contract
  deposits:

   GMWB                     $   35       Discounted cash flows  Equity implied volatility              6.00% - 39.00%
                                                                          Base lapse rate              1.00% - 40.00%
                                                                       Dynamic lapse rate              0.20% - 60.00%
                                                                           Mortality rate              0.50% - 40.00%
                                                                         Utilization rate              0.50% - 25.00%

   Index annuities              17       Discounted cash flows             Mortality rate              0.50% - 40.00%
                                                                               Lapse rate              1.00% - 40.00%

--------
(a)The unobservable inputs and ranges for the constant prepayment rate, loss severity and constant default rate relate to each of the individual underlying mortgage loans that comprise the entire portfolio of securities in the RMBS and CDO securitization vehicles and not necessarily to the securitization vehicle bonds (tranches) purchased by us. The ranges of these inputs do not directly correlate to changes in the fair values of the tranches purchased by us because there are other factors relevant to the specific tranches owned by us including, but not limited to, purchase price, position in the waterfall, senior versus subordinated position and attachment points.
(b)Information received from independent third-party valuation service providers.

The ranges of reported inputs for Corporate debt, RMBS, CMBS and CDO/ABS valued using a discounted cash flow technique consist of plus/minus one standard deviation in either direction from the value-weighted average. The preceding table does not give effect to our risk management practices that might offset risks inherent in these investments.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

SENSITIVITY TO CHANGES IN UNOBSERVABLE INPUTS

We consider unobservable inputs to be those for which market data is not available and that are developed using the best information available to us about the assumptions that market participants would use when pricing the asset or liability. Relevant inputs vary depending on the nature of the instrument being measured at fair value. The following is a general description of sensitivities of significant unobservable inputs along with interrelationships between and among the significant unobservable inputs and their impact on the fair value measurements. The effect of a change in a particular assumption in the sensitivity analysis below is considered independently of changes in any other assumptions. In practice, simultaneous changes in assumptions may not always have a linear effect on the inputs. Interrelationships may also exist between observable and unobservable inputs. Such relationships have not been included in the discussion below. For each of the individual relationships described below, the inverse relationship would also generally apply.

Corporate Debt

Corporate debt securities included in Level 3 are primarily private placement issuances that are not traded in active markets or that are subject to transfer restrictions. Fair value measurements consider illiquidity and non-transferability. When observable price quotations are not available, fair value is determined based on discounted cash flow models using discount rates based on credit spreads, yields or price levels of publicly-traded debt of the issuer or other comparable securities, considering illiquidity and structure. The significant unobservable input used in the fair value measurement of corporate debt is the yield. The yield is affected by the market movements in credit spreads and U.S. Treasury yields. In addition, the migration in credit quality of a given security generally has a corresponding effect on the fair value measurement of the securities. For example, a downward migration of credit quality would increase spreads. Holding U.S. Treasury rates constant, an increase in corporate credit spreads would decrease the fair value of corporate debt.

RMBS and Certain CDO/ABS

The significant unobservable inputs used in fair value measurements of RMBS and certain CDO/ABS valued by third-party valuation service providers are constant prepayment rates (CPR), loss severity, constant default rates (CDR), and yield. A change in the assumptions used for the probability of default will generally be accompanied by a corresponding change in the assumption used for the loss severity and an inverse change in the assumption used for prepayment rates. In general, increases in CPR, loss severity, CDR, and yield, in isolation, would result in a decrease in the fair value measurement. Changes in fair value based on variations in assumptions generally cannot be extrapolated because the relationship between the directional change of each input is not usually linear.

CMBS

The significant unobservable input used in fair value measurements for CMBS is the yield. Prepayment assumptions for each mortgage pool are factored into the yield. CMBS generally feature a lower degree of prepayment risk than RMBS because commercial mortgages generally contain a penalty for prepayment. In general, increases in the yield would decrease the fair value of CMBS.

Policyholder contract deposits

Embedded policy derivatives within policyholder contract deposits relate to guaranteed minimum withdrawal benefits (GMWB) within variable annuity products and certain enhancements to interest crediting rates based on market indices within equity-index annuities. GMWB represents our largest exposure of these embedded policy derivatives, although the carrying value of the liability fluctuates based on the performance of the equity markets and therefore, at a point in time, can be low relative to the exposure. The principal unobservable input used for GMWBs and embedded derivatives in equity-indexed annuities measured at fair value is equity implied volatility. Other significant unobservable inputs include lapse rates, mortality rates, and, for GMWB, utilization rates. Lapse, mortality, and utilization rates may vary significantly depending upon age groups and duration. In general, increases in volatility and utilization rates will

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

increase the fair value of the liability associated with GMWB, while increases in lapse rates and mortality rates will decrease the fair value of the liability.

INVESTMENTS IN CERTAIN ENTITIES CARRIED AT FAIR VALUE USING NET ASSET VALUE PER SHARE

The following table includes information related to our investments in certain other invested assets, including private equity funds, hedge funds and other alternative investments that calculate net asset value per share (or its equivalent). For these investments, which are measured at fair value on a recurring basis, we use the net asset value per share as a practical expedient to measure fair value.

                                                                              DECEMBER 31, 2014           December 31, 2013
                                                                         --------------------------- ---------------------------
                                                                           Fair Value                  Fair Value
                                                                            Using Net                   Using Net
                                                                           Asset Value                 Asset Value
                                                                          Per Share (or   Unfunded    Per Share (or   Unfunded
(in millions)                         Investment Category Includes       its equivalent) Commitments its equivalent) Commitments
-------------                     -------------------------------------- --------------- ----------- --------------- -----------
INVESTMENT CATEGORY
Private equity funds:
   Leveraged buyout               Debt and/or equity investments
                                  made as part of a transaction in
                                  which assets of mature companies
                                  are acquired from the current
                                  shareholders, typically with the use
                                  of financial leverage                      $  212          $37          $219           $39

   Real Estate / Infrastructure   Investments in real estate properties
                                  and infrastructure positions,
                                  including power plants and other
                                  energy generating facilities                   24            5            27             8

   Venture capital                Early-stage, high-potential, growth
                                  companies expected to generate a
                                  return through an eventual
                                  realization event, such as an initial
                                  public offering or sale of the
                                  company                                         3           17            --            --

   Distressed                     Securities of companies that are in
                                  default, under bankruptcy protection,
                                  or troubled                                    31           10            38            10

   Other                          Includes multi-strategies                      20            9            --            10
                                                                             ------          ---          ----           ---
Total private equity funds                                                      290           78           284            67
                                                                             ------          ---          ----           ---
Hedge funds:
   Event-driven                   Securities of companies undergoing
                                  material structural changes,
                                  including mergers, acquisitions and
                                  other reorganizations                         244           --           224            --

   Long-short                     Securities that the manager believes
                                  are undervalued, with corresponding
                                  short positions to hedge market risk          403           --           307            --

   Distressed                     Securities of companies that are in
                                  default, under bankruptcy protection
                                  or troubled                                   163            3           119             4

   Emerging markets               Investments in the financial markets
                                  of developing countries                        58           --            56            --
                                                                             ------          ---          ----           ---
Total hedge funds                                                               868            3           706             4
                                                                             ------          ---          ----           ---
Total                                                                        $1,158          $81          $990           $71
                                                                             ======          ===          ====           ===

Private equity fund investments included above are not redeemable, as distributions from the funds will be received when underlying investments of the funds are liquidated. Private equity funds are generally expected to have 10-year lives at their inception, but these lives may be extended at the fund manager's discretion, typically in one or two-year increments.

The hedge fund investments included above may be redeemable monthly, quarterly, semi-annually and annually, as shown below, with redemption notices ranging from one day to 180 days. Certain hedge fund investments are currently not redeemable, either in whole or in part, because such investments include various contractual restrictions. The majority of these contractual restrictions, which may have been put in place at a fund's inception or thereafter, have pre-defined end dates and are generally expected to be lifted by the end of 2015. The fund investments for which redemption is restricted only in part generally relate to certain hedge funds that hold at least one investment that the fund manager deems to be illiquid.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

THE FOLLOWING TABLE PRESENTS INFORMATION REGARDING THE EXPECTED REMAINING LIVES OF OUR INVESTMENTS IN PRIVATE EQUITY FUNDS, ASSUMING AVERAGE ORIGINAL EXPECTED LIVES OF 10 YEARS FOR THE FUNDS, AND INFORMATION REGARDING REDEMPTIONS AND CONTRACTUAL RESTRICTIONS RELATED TO OUR HEDGE FUND INVESTMENTS:

DECEMBER 31,                                                                          2014
------------                                                                          ----
Private equity funds:
   Percentage of private equity investments with remaining lives of less than three
     years                                                                             70%
   Percentage of private equity investments with remaining lives of three to seven
     years                                                                             28
   Percentage of private equity investments with remaining lives of seven to 10
     years                                                                              2
                                                                                      ---
       Total                                                                          100%
                                                                                      ===
Hedge funds:
   Percentage of hedge fund investments redeemable monthly                             11%
   Percentage of hedge fund investments redeemable quarterly                           67
   Percentage of hedge fund investments redeemable semi-annually                        8
   Percentage of hedge fund investments redeemable annually                            14
                                                                                      ---
       Total                                                                          100%
                                                                                      ===
Percentage of hedge fund investments' fair value subject to contractual restrictions   57%
                                                                                      ===

FAIR VALUE OPTION

Under the fair value option, we may elect to measure at fair value financial assets and financial liabilities that are not otherwise required to be measured at fair value. Subsequent changes in fair value for designated items are reported in earnings. We elect the fair value option for certain hybrid securities given the complexity of bifurcating the economic components associated with the embedded derivatives.

Additionally, beginning in the third quarter of 2012, we elected the fair value option for investments in certain private equity funds, hedge funds and other alternative investments when such investments are eligible for this election. We believe this measurement basis is consistent with the applicable accounting guidance used by the respective investment company funds themselves.

See Notes 4 and 9 for additional information.

Certain VIEs, which are securitization vehicles that we consolidate, have elected the fair value option for a tranche of their structured securities, referred to herein as the Class X notes, which are included in notes payable - to affiliates, net.

See Note 17 for additional information.

THE FOLLOWING TABLE PRESENTS THE DIFFERENCE BETWEEN FAIR VALUES AND THE AGGREGATE CONTRACTUAL PRINCIPAL AMOUNTS OF NOTES PAYABLE FOR WHICH THE FAIR VALUE OPTION WAS ELECTED:

                                             DECEMBER 31, 2014            December 31, 2013
                                        ---------------------------  ---------------------------
                                              OUTSTANDING                  Outstanding
                                        FAIR   PRINCIPAL             Fair   Principal
(in millions)                           VALUE   AMOUNT    DIFFERENCE Value   Amount    Difference
-------------                           ----- ----------- ---------- ----- ----------- ----------
LIABILITIES:
   Notes payable - to affiliates, net   $149     $365       $(216)   $125     $365       $(240)
                                        ====     ====       =====    ====     ====       =====

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

THE FOLLOWING TABLE PRESENTS THE GAINS OR LOSSES RECORDED RELATED TO THE ELIGIBLE INSTRUMENTS FOR WHICH THE FAIR VALUE OPTION WAS ELECTED:

                                                             Gain (Loss)
    YEARS ENDED DECEMBER 31,                               ----------------
    (in millions)                                          2014  2013  2012
    -------------                                          ----  ----  ----
    Assets:
       Other bond securities - certain hybrid securities   $ 58  $ 40  $22
       Other bond securities - ML II interest                --    --   48
       Other invested assets                                 45    58    6
                                                           ----  ----  ---
    Liabilities:
       Notes payable - to affiliates, net                   (24)  (10)  --
                                                           ----  ----  ---
    Total gain                                             $ 79  $ 88  $76
                                                           ====  ====  ===

Interest income, dividend income and net unrealized gains (losses) on assets measured under the fair value option are recognized and included in net investment income in the Statements of Income. Interest on liabilities measured under the fair value option is recognized in other income in the Statements of Income.

See Note 4 herein for additional information about our policies for recognition, measurement, and disclosure of interest, dividend and other income.

FAIR VALUE INFORMATION ABOUT FINANCIAL INSTRUMENTS NOT MEASURED AT FAIR VALUE

Information regarding the estimation of fair value for financial instruments not carried at fair value (excluding insurance contracts) is discussed below.

..   MORTGAGE AND OTHER LOANS RECEIVABLE: Fair values of loans on real estate and other loans receivable were estimated for disclosure purposes using discounted cash flow calculations based on discount rates that we believe market participants would use in determining the price that they would pay for such assets. For certain loans, our current incremental lending rates for similar types of loans are used as the discount rates, because we believe this rate approximates the rates market participants would use. The fair values of policy loans are generally estimated based on unpaid principal amount as of each reporting date or, in some cases, based on the present value of the loans using a discounted cash flow model. No consideration is given to credit risk because policy loans are effectively collateralized by the cash surrender value of the policies.

..   OTHER INVESTED ASSETS: The majority of other invested assets that are not measured at fair value represent investments in hedge funds, private equity funds and other investment partnerships for which we use the equity method of accounting. The fair value of our investment in these funds is measured based on our share of the funds' reported net asset value.

..   CASH AND SHORT-TERM INVESTMENTS: The carrying amounts of these assets approximate fair values because of the relatively short period of time between origination and expected realization, and their limited exposure to credit risk.

..   POLICYHOLDER CONTRACT DEPOSITS ASSOCIATED WITH INVESTMENT-TYPE CONTRACTS:
    Fair values for policyholder contract deposits associated with investment-type contracts not accounted for at fair value were estimated using discounted cash flow calculations based on interest rates currently being offered for similar contracts with maturities consistent with those of the contracts being valued. When no similar contracts are being offered, the discount rate is the appropriate swap rate (if available) or current risk-free interest rate consistent with the currency in which the cash flows are denominated. To determine fair value, other factors include current policyholder account values and related surrender charges and other assumptions include expectations about policyholder behavior and an appropriate risk margin.

..   NOTES PAYABLE: Fair values of these obligations were estimated based on discounted cash flow calculations using a discount rate that is indicative of the current market for securities with similar risk characteristics.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

THE FOLLOWING TABLE PRESENTS THE CARRYING VALUES AND ESTIMATED FAIR VALUES OF OUR FINANCIAL INSTRUMENTS NOT MEASURED AT FAIR VALUE AND INDICATES THE LEVEL IN THE FAIR VALUE HIERARCHY OF THE ESTIMATED FAIR VALUE MEASUREMENT BASED ON THE OBSERVABILITY OF THE INPUTS USED:

                                               Estimated Fair Value
                                          ------------------------------- Carrying
(in millions)                             Level 1 Level 2 Level 3  Total   Value
-------------                             ------- ------- ------- ------- --------
DECEMBER 31, 2014
Assets:
   Mortgage and other loans receivable     $ --    $ --   $ 5,675 $ 5,675 $ 5,326
   Other invested assets                     --       8        --       8       8
   Short-term investments                    --     227        --     227     227
   Cash                                     110      --        --     110     110
Liabilities:
   Policyholder contract deposits*           --      --    44,550  44,550  37,461
   Note payable - to third parties, net      --      --       118     118     118

December 31, 2013
Assets:
   Mortgage and other loans receivable     $ --    $ 45   $ 5,723 $ 5,768 $ 5,537
   Other invested assets                     --       8        --       8       8
   Short-term investments                    --     283        --     283     283
   Cash                                      45      --        --      45      45
Liabilities:
   Policyholder contract deposits*           --      --    41,945  41,945  37,669
   Note payable - to third parties, net      --      --       171     171     171

--------
* Excludes embedded policy derivatives which are carried at fair value on a recurring basis.

4. INVESTMENTS

FIXED MATURITY AND EQUITY SECURITIES

Bonds held to maturity are carried at amortized cost when we have the ability and positive intent to hold these securities until maturity. When we do not have the ability or positive intent to hold bonds until maturity, these securities are classified as available for sale and are measured at fair value at our election. None of our fixed maturity securities met the criteria for held to maturity classification at December 31, 2014 or 2013.

Fixed maturity and equity securities classified as available-for-sale are carried at fair value. Unrealized gains and losses from available for sale investments in fixed maturity and equity securities are reported as a separate component of accumulated other comprehensive income (AOCI), net of DAC, deferred sales inducements and deferred income taxes, in shareholder's equity. Realized and unrealized gains and losses from fixed maturity and equity securities that are measured at fair value under the fair value option are reflected in net investment income. Investments in fixed maturity and equity securities are recorded on a trade-date basis.

Premiums and discounts arising from the purchase of bonds classified as available for sale are treated as yield adjustments over their estimated holding periods, until maturity, or call date, if applicable. For investments in certain RMBS, CMBS, CDO and ABS, (collectively, structured securities), recognized yields are updated based on current information regarding the timing and amount of expected undiscounted future cash flows. For high credit quality structured securities, effective yields are recalculated based on actual payments received and updated prepayment expectations, and the amortized cost is adjusted to the amount that would have existed had the new effective yield been applied since acquisition with a corresponding charge or credit to net investment income. For structured securities that are not high credit quality, effective yields are recalculated and adjusted prospectively based on changes in expected undiscounted future cash flows. For purchased credit impaired (PCI) securities, at acquisition, the difference between the undiscounted expected future cash flows and the recorded investment in the securities represents the initial accretable yield, which is to be accreted into net investment income over the securities' remaining lives on a level yield basis. Subsequently, effective yields recognized on PCI securities are recalculated and adjusted prospectively to reflect changes in the contractual benchmark interest rates on variable rate securities and any significant increases in undiscounted expected future cash flows arising due to reasons other than interest rate changes.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

OTHER BOND SECURITIES AND OTHER COMMON AND PREFERRED STOCK

Securities for which we have elected the fair value option are carried at fair value and reported in other bond securities or other common and preferred stocks in the Balance Sheets. Changes in fair value of these assets are reported in net investment income. Interest income and dividend income on assets measured under the fair value option are recognized and included in net investment income.

See Note 3 for additional information on financial assets designated under the fair value option.

SECURITIES AVAILABLE FOR SALE

THE FOLLOWING TABLE PRESENTS THE AMORTIZED COST OR COST AND FAIR VALUE OF OUR AVAILABLE FOR SALE SECURITIES:

                                                                                                                 Other-Than-
                                                                      Amortized   Gross      Gross                Temporary
                                                                       Cost or  Unrealized Unrealized            Impairments
(in millions)                                                           Cost      Gains      Losses   Fair Value in AOCI/(a)/
-------------                                                         --------- ---------- ---------- ---------- -----------
DECEMBER 31, 2014
Bonds available for sale:
   U.S. government and government sponsored entities                   $   257    $   86     $  --     $   343      $ --
   Obligations of states, municipalities and political subdivisions        800        65        (2)        863        --
   Non-U.S. governments                                                    931        45       (20)        956        --
   Corporate debt                                                       20,518     1,464      (123)     21,859        11
   Mortgage-backed, asset-backed and collateralized:
       RMBS                                                              4,533       405       (34)      4,904       196
       CMBS                                                              3,712       240       (19)      3,933        88
       CDO/ABS                                                           2,944        95       (14)      3,025        15
                                                                       -------    ------     -----     -------      ----
   Total mortgage-backed, asset-backed and collateralized               11,189       740       (67)     11,862       299
                                                                       -------    ------     -----     -------      ----
TOTAL BONDS AVAILABLE FOR SALE/(b)/                                     33,695     2,400      (212)     35,883       310
                                                                       -------    ------     -----     -------      ----
Equity securities available for sale:
   Preferred stock                                                           4        --        --           4        --
                                                                       -------    ------     -----     -------      ----
TOTAL EQUITY SECURITIES AVAILABLE FOR SALE                                   4        --        --           4        --
                                                                       -------    ------     -----     -------      ----
TOTAL                                                                  $33,699    $2,400     $(212)    $35,887      $310
                                                                       =======    ======     =====     =======      ====
December 31, 2013
Bonds available for sale:
   U.S. government and government sponsored entities                   $   249    $   41     $  (2)    $   288      $ --
   Obligations of states, municipalities and political subdivisions        760         8       (32)        736        --
   Non-U.S. governments                                                    850        22       (42)        830        --
   Corporate debt                                                       21,650     1,234      (324)     22,560        14
   Mortgage-backed, asset-backed and collateralized:
       RMBS                                                              4,856       333       (42)      5,147       171
       CMBS                                                              3,280       198      (133)      3,345       144
       CDO/ABS                                                           2,727       121       (18)      2,830        15
                                                                       -------    ------     -----     -------      ----
   Total mortgage-backed, asset-backed and collateralized               10,863       652      (193)     11,322       330
                                                                       -------    ------     -----     -------      ----
TOTAL BONDS AVAILABLE FOR SALE/(B)/                                     34,372     1,957      (593)     35,736       344
                                                                       -------    ------     -----     -------      ----
Equity securities available for sale:
   Common stock                                                              1        --        --           1        --
   Preferred stock                                                           4        --        (1)          3        --
                                                                       -------    ------     -----     -------      ----
TOTAL EQUITY SECURITIES AVAILABLE FOR SALE                                   5        --        (1)          4        --
                                                                       -------    ------     -----     -------      ----
TOTAL                                                                  $34,377    $1,957     $(594)    $35,740      $344
                                                                       =======    ======     =====     =======      ====

(a)Represents the amount of other-than-temporary impairment losses recognized in accumulated other comprehensive income. Amount includes unrealized gains and losses on impaired securities relating to changes in the value of such securities subsequent to the impairment measurement date.
(b)At December 31, 2014 and 2013, bonds available for sale held by us that were below investment grade or not rated totaled $4.1 billion and $3.8 billion, respectively.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


Securities Available for Sale in a Loss Position

THE FOLLOWING TABLE SUMMARIZES THE FAIR VALUE AND GROSS UNREALIZED LOSSES ON OUR AVAILABLE FOR SALE SECURITIES, AGGREGATED BY MAJOR INVESTMENT CATEGORY AND LENGTH OF TIME THAT INDIVIDUAL SECURITIES HAVE BEEN IN A CONTINUOUS UNREALIZED LOSS POSITION:

                                Less than 12 Months    12 Months or More           Total
                               --------------------- --------------------- ---------------------
                                            Gross                 Gross                 Gross
                                          Unrealized            Unrealized            Unrealized
(in millions)                  Fair Value   Losses   Fair Value   Losses   Fair Value   Losses
-------------                  ---------- ---------- ---------- ---------- ---------- ----------
DECEMBER 31, 2014
Bonds available for sale:
   U.S. government and
     government sponsored
     entities                   $     6      $ --      $   15      $ --     $    21      $ --
   Obligations of states,
     municipalities and
     political subdivisions          24        --         104         2         128         2
   Non-U.S. governments             160         7         154        13         314        20
   Corporate debt                 1,452        54       1,170        69       2,622       123
   RMBS                             476        16         380        18         856        34
   CMBS                             149         1       1,114        18       1,263        19
   CDO/ABS                          853         8         238         6       1,091        14
                                -------      ----      ------      ----     -------      ----
TOTAL BONDS AVAILABLE FOR SALE    3,120        86       3,175       126       6,295       212
                                -------      ----      ------      ----     -------      ----
TOTAL                           $ 3,120      $ 86      $3,175      $126     $ 6,295      $212
                                =======      ====      ======      ====     =======      ====
December 31, 2013
Bonds available for sale:
   U.S. government and
     government sponsored
     entities                   $    53      $  2      $   --      $ --     $    53      $  2
   Obligations of states,
     municipalities and
     political subdivisions         623        32           2        --         625        32
   Non-U.S. governments             435        33          59         9         494        42
   Corporate debt                 5,776       273         434        51       6,210       324
   RMBS                           1,087        33         159         9       1,246        42
   CMBS                           1,435       104         261        29       1,696       133
   CDO/ABS                          693        17          45         1         738        18
                                -------      ----      ------      ----     -------      ----
TOTAL BONDS AVAILABLE FOR SALE   10,102       494         960        99      11,062       593
                                -------      ----      ------      ----     -------      ----
   Preferred stock                    3         1          --        --           3         1
                                -------      ----      ------      ----     -------      ----
TOTAL EQUITY SECURITIES
  AVAILABLE FOR SALE                  3         1          --        --           3         1
                                -------      ----      ------      ----     -------      ----
TOTAL                           $10,105      $495      $  960      $ 99     $11,065      $594
                                =======      ====      ======      ====     =======      ====

As of December 31, 2014, we held 1,115 individual fixed maturity and equity securities that were in an unrealized loss position, of which 447 individual securities were in a continuous unrealized loss position for longer than 12 months. We did not recognize the unrealized losses in earnings on these fixed maturity securities at December 31, 2014 because we neither intend to sell the securities nor do we believe that it is more likely than not that we will be required to sell these securities before recovery of their amortized cost basis. For fixed maturity securities with significant declines in value, we performed fundamental credit analysis on a security-by-security basis, which included consideration of credit enhancements, expected defaults on underlying collateral, review of relevant industry analyst reports and forecasts and other available market data.

Contractual Maturities of Fixed Maturity Securities Available for Sale

THE FOLLOWING TABLE PRESENTS THE AMORTIZED COST AND FAIR VALUE OF FIXED MATURITY SECURITIES AVAILABLE FOR SALE BY CONTRACTUAL MATURITY:

                                                  Total Fixed Maturity Securities Fixed Maturity Securities in a Loss
                                                     Available for Sale           Position Available for Sale
                                                  ------------------------------- -----------------------------------
(in millions)                                     Amortized Cost    Fair Value    Amortized Cost      Fair Value
-------------                                     --------------    ----------    --------------      ----------
DECEMBER 31, 2014
Due in one year or less                              $   735         $   757          $    6            $    6
Due after one year through five years                  4,603           4,985             318               297
Due after five years through ten years                12,426          13,132           2,115             2,040
Due after ten years                                    4,742           5,147             791               742
Mortgage-backed, asset-backed and collateralized      11,189          11,862           3,277             3,210
                                                     -------         -------          ------            ------
Total                                                $33,695         $35,883          $6,507            $6,295
                                                     =======         =======          ======            ======

Actual maturities may differ from contractual maturities because certain borrowers have the right to call or prepay certain obligations with or without call or prepayment penalties.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

Our investments at December 31, 2014 or 2013 did not include any investments in a single issuer that exceeded 10 percent of our shareholder's equity.

THE FOLLOWING TABLE PRESENTS THE GROSS REALIZED GAINS AND GROSS REALIZED LOSSES FROM SALES OR MATURITIES OF OUR AVAILABLE FOR SALE SECURITIES:

                                         Years Ended December 31,
                           -----------------------------------------------------
                                 2014              2013              2012
                           ----------------- ----------------- -----------------
                            Gross    Gross    Gross    Gross    Gross    Gross
                           Realized Realized Realized Realized Realized Realized
(in millions)               Gains    Losses   Gains    Losses   Gains    Losses
-------------              -------- -------- -------- -------- -------- --------
Fixed maturity securities    $114     $29      $420     $26      $216     $31
Equity securities              --      --         8      --        15       4
                             ----     ---      ----     ---      ----     ---
Total                        $114     $29      $428     $26      $231     $35
                             ====     ===      ====     ===      ====     ===

In 2014, 2013, and 2012, the aggregate fair value of available for sale fixed maturity and equity securities sold was $2.0 billion, $6.9 billion and $6.9 billion, respectively.

OTHER SECURITIES MEASURED AT FAIR VALUE

THE FOLLOWING TABLE PRESENTS THE FAIR VALUE OF OTHER SECURITIES MEASURED AT FAIR VALUE AT OUR ELECTION OF THE FAIR VALUE OPTION:

                                                        December 31, 2014           December 31, 2013
                                                   --------------------------  --------------------------
(in millions)                                      Fair Value Percent of Total Fair Value Percent of Total
-------------                                      ---------- ---------------- ---------- ----------------
Mortgage-backed, asset-backed and collateralized:
   RMBS                                              $  136          12%          $107           12%
   CMBS                                                 166          14            165           19
   CDO/ABS                                              856          74            605           69
                                                     ------         ---           ----          ---
Total fixed maturities                                1,158         100            877          100
                                                     ------         ---           ----          ---
Total                                                $1,158         100%          $877          100%
                                                     ======         ===           ====          ===

OTHER INVESTED ASSETS

THE FOLLOWING TABLE SUMMARIZES THE CARRYING VALUES OF OTHER INVESTED ASSETS:

                                                       December 31,
                                                       -------------
           (in millions)                                2014   2013
           -------------                               ------ ------
           Alternative investments/(a)/                $2,391 $2,334
           Investment real estate/(b)/                     80     37
           Federal Home Loan Bank (FHLB) common stock       8      8
           Castle Trust                                    --    144
                                                       ------ ------
           Total                                       $2,479 $2,523
                                                       ====== ======

(a)Includes hedge funds, private equity funds, affordable housing partnerships and other investment partnerships.
(b)Net of accumulated depreciation of $1 million and $0.4 million at December 31, 2014 and 2013, respectively.

Other Invested Assets Carried at Fair Value

Certain hedge funds, private equity funds, affordable housing partnerships and other investment partnerships for which we have elected the fair value option are reported at fair value with changes in fair value recognized in net investment income. Other investments in hedge funds, private equity funds, affordable housing partnerships and other investment partnerships in which AIG's insurance operations do not hold aggregate interests sufficient to exercise more than minor influence over the respective partnerships are reported at fair value with changes in fair value recognized as a component of accumulated other comprehensive income. These investments are subject to other-than-temporary impairment evaluations (see discussion below on evaluating equity investments for other-than-temporary impairment).

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

The gross unrealized loss recorded in Accumulated other comprehensive income on such investments was $7 million and $1 million at December 31, 2014 and 2013, respectively, the majority of which pertains to investments in private equity funds and hedge funds that have been in continuous unrealized loss positions for less than 12 months.

Other Invested Assets - Equity Method Investments

We account for hedge funds, private equity funds, affordable housing partnerships and other investment partnerships using the equity method of accounting unless AIG's interest is so minor that AIG may have virtually no influence over partnership operating and financial policies, or we have elected the fair value option. Under the equity method of accounting, the carrying value generally is our share of the net asset value of the funds or the partnerships, and changes in our share of the net asset values are recorded in net investment income. In applying the equity method of accounting, we consistently use the most recently available financial information provided by the general partner or manager of each of these investments, which is one to three months prior to the end of our reporting period. The financial statements of these investees are generally audited annually.

Other Investments

Real estate is classified as held for investment or held for sale, based on management's intent. Real estate held for investment is carried at cost, less accumulated depreciation and impairment write-downs. Properties acquired through foreclosure and held for sale are carried at the lower of carrying amount or fair value less estimated costs to sell the property.

We are members of the FHLB of Dallas and such membership requires members to own stock in the FHLB. Our FHLB stock is carried at amortized cost, which approximates fair value, and is included in other invested assets.

Other invested assets also include mutual funds, which consist of seed money for mutual funds and investments in retail mutual funds used as investment vehicles for our variable annuity separate accounts, and are carried at market value.

AIRCRAFT TRUST

Other invested assets presented in the prior period included preferred equity investments in partially owned companies, Castle 2003-1 (Castle 1 Trust) and Castle 2003-2 (Castle 2 Trust) (collectively, the Aircraft Trusts). Generally, equity method of accounting is uses for investments in which the Company's ownership interest approximates 20 percent but is not greater than 50 percent. Effective June 30, 2014, we transferred 100 percent of our preferred equity interests in the Aircraft Trusts to AIG parent through a non-cash dividend distribution.

See Note 17 for additional information.

SHORT-TERM INVESTMENTS

Short-term investments include interest-bearing money market funds, investment pools, and other investments with original maturities within one year from the date of purchase.

NET INVESTMENT INCOME

Net investment income represents income primarily from the following sources:

..   Interest income and related expenses, including amortization of premiums and accretion of discounts on bonds with changes in the timing and the amount of expected principal and interest cash flows reflected in the yield, as applicable.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

..   Dividend income from common and preferred stock and distributions from other investments, including distributions from private equity funds and hedge funds that are not accounted for under the equity method.

..   Realized and unrealized gains and losses from investments in other securities and investments for which we elected the fair value option.

..   Earnings from private equity funds and hedge fund investments accounted for under the equity method.

..   Interest income on mortgage, policy and other loans.

THE FOLLOWING TABLE PRESENTS THE COMPONENTS OF NET INVESTMENT INCOME:

                                                             Years Ended December 31,
                                                             ------------------------
                                                              2014     2013    2012
(in millions)                                                ------   ------  ------
Fixed maturity securities, including short-term investments  $1,875   $1,906  $1,929
Equity securities                                                --        1       1
Interest on mortgage and other loans                            324      322     302
Investment real estate                                            4        6      13
Other invested assets                                           224      353     160
Other investments                                                (4)       9       2
                                                             ------   ------  ------
Total investment income                                       2,423    2,597   2,407
Investment expenses                                              67       69      59
                                                             ------   ------  ------
Net investment income                                        $2,356   $2,528  $2,348
                                                             ======   ======  ======

The carrying value of investments that produced no investment income during 2014 was $11 million, which is less than 0.1 percent of total invested assets. The ultimate disposition of these investments is not expected to have a material effect on our results of operations and financial position.

NET REALIZED CAPITAL GAINS AND LOSSES

Net realized capital gains and losses are determined by specific identification. The net realized capital gains and losses are generated primarily from the following sources:

..   Sales of available for sale fixed maturity and equity securities, real estate, investments in private equity funds and hedge funds and other types of investments.

..   Reductions to the cost basis of available for sale fixed maturity and equity securities and certain other invested assets for other-than-temporary impairments.

..   Changes in fair value of derivatives except for those instruments that are designated as hedging instruments when the change in the fair value of the hedged item is not reported in net realized capital gains and losses.

..   Exchange gains and losses resulting from foreign currency transactions.

THE FOLLOWING TABLE PRESENTS THE COMPONENTS OF NET REALIZED CAPITAL GAINS (LOSSES):

                                                 Years Ended December 31,
                                                 -----------------------
                                                 2014    2013     2012
            (in millions)                        ----    ----     -----
            Sales of fixed maturity securities   $ 85    $394    $ 185
            Sales of equity securities             --       8       11
            Mortgage and other loans                8       1       42
            Investment real estate                 15      25       15
            Other invested assets                   8      (1)      --
            Derivatives                            48     (43)    (127)
            Other                                  16      --       (7)
            Other-than-temporary impairments      (46)    (15)     (83)
                                                  ----    ----    -----
            Net realized capital gains           $134    $369    $  36
                                                  ====    ====    =====

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

Evaluating Investments for Other-Than-Temporary Impairments

FIXED MATURITY SECURITIES

If we intend to sell a fixed maturity security or it is more likely than not that we will be required to sell a fixed maturity security before recovery of its amortized cost basis and the fair value of the security is below amortized cost, an other-than-temporary impairment has occurred and the amortized cost is written down to current fair value, with a corresponding charge to realized capital losses. When assessing our intent to sell a fixed maturity security, or whether it is more likely than not that we will be required to sell a fixed maturity security before recovery of its amortized cost basis, management evaluates relevant facts and circumstances including, but not limited to, decisions to reposition our investment portfolio, sales of securities to meet cash flow needs and sales of securities to take advantage of favorable pricing.

For fixed maturity securities for which a credit impairment has occurred, the amortized cost is written down to the estimated recovery value with a corresponding charge to realized capital losses. The estimated recovery value is the present value of cash flows expected to be collected, as determined by management. The difference between fair value and amortized cost that is not related to a credit impairment is recognized in unrealized appreciation (depreciation) of fixed maturity securities on which other-than-temporary credit impairments were taken (a component of accumulated other comprehensive income).

When estimating future cash flows for structured fixed maturity securities (e.g., RMBS, CMBS, CDO, ABS), management considers historical performance of underlying assets and available market information as well as bond-specific structural considerations, such as credit enhancement and priority of payment structure of the security. In addition, the process of estimating future cash flows includes, but is not limited to, the following critical inputs, which vary by asset class:

..   Current delinquency rates;

..   Expected default rates and the timing of such defaults;

..   Loss severity and the timing of any recovery; and

..   Expected prepayment speeds.

For corporate, municipal and sovereign fixed maturity securities determined to be credit impaired, management considers the fair value as the recovery value when available information does not indicate that another value is more relevant or reliable. When management identifies information that supports a recovery value other than the fair value, the determination of a recovery value considers scenarios specific to the issuer and the security, and may be based upon estimates of outcomes of corporate restructurings, political and macroeconomic factors, stability and financial strength of the issuer, the value of any secondary sources of repayment and the disposition of assets.

Management considers severe price declines in its assessment of potential credit impairments. We may also modify model inputs when management determines that price movements in certain sectors are indicative of factors not captured by the cash flow models.

In periods subsequent to the recognition of an other-than-temporary impairment charge for available for sale fixed maturity securities that is not foreign exchange related, we prospectively accrete into earnings the difference between the new amortized cost and the expected undiscounted recovery value over the remaining expected holding period of the security.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


Credit Impairments

THE FOLLOWING TABLE PRESENTS A ROLLFORWARD OF THE CUMULATIVE CREDIT LOSSES IN OTHER-THAN-TEMPORARY IMPAIRMENTS RECOGNIZED IN EARNINGS FOR AVAILABLE FOR SALE FIXED MATURITY SECURITIES:

                                                                                    Years Ended December 31,
                                                                                    ---------------------
(in millions)                                                                        2014     2013    2012
-------------                                                                       -----    ------  ------
Balance, beginning of year                                                          $ 907    $1,213  $1,563
   Increases due to:
       Credit impairments on new securities subject to impairment losses                4        11      15
       Additional credit impairments on previously impaired securities                 10         2      57
   Reductions due to:
       Credit impaired securities fully disposed for which there was no prior
         intent or requirement to sell                                               (100)     (182)   (281)
       Accretion on securities previously impaired due to credit*                    (105)     (137)   (141)
                                                                                    -----    ------  ------
Balance, end of year                                                                $ 716    $  907  $1,213
                                                                                    =====    ======  ======

* Represents both accretion recognized due to changes in cash flows expected to be collected over the remaining expected term of the credit impaired securities and the accretion due to the passage of time.

EQUITY SECURITIES

We evaluate our available for sale equity securities, equity method and cost method investments for impairment by considering such securities as candidates for other-than-temporary impairment if they meet any of the following criteria:

..   The security has traded at a significant (25 percent or more) discount to cost for an extended period of time (nine consecutive months or longer);

..   A discrete credit event has occurred resulting in (i) the issuer defaulting on a material outstanding obligation; (ii) the issuer seeking protection from creditors under the bankruptcy laws or any similar laws intended for court-supervised reorganization of insolvent enterprises; or (iii) the issuer proposing a voluntary reorganization pursuant to which creditors are asked to exchange their claims for cash or securities having a fair value substantially lower than par value of their claims; or

..   We have concluded that it may not realize a full recovery on its investment, regardless of the occurrence of one of the foregoing events.

The determination that an equity security is other-than-temporarily impaired requires the judgment of management and consideration of the fundamental condition of the issuer, its near-term prospects and all the relevant facts and circumstances. In addition to the above criteria, management also considers circumstances of a rapid and severe market valuation decline (50 percent or more discounts to cost), in which we could not reasonably assert that the impairment period would be temporary (severity losses).

OTHER INVESTED ASSETS

Investments in private equity funds and hedge funds are evaluated for impairment in a manner similar to the evaluation of equity securities for impairments as discussed above. This evaluation considers market conditions, events and volatility that may impact the recoverability of the underlying investments within these private equity funds and hedge funds and is based on the nature of the underlying investments and specific inherent risks. Such risks may evolve based on the nature of the underlying investments.

Investments in real estate are periodically evaluated for recoverability whenever changes in circumstances indicate the carrying amount of an asset may be impaired. When impairment indicators are present, we compare expected investment cash flows to carrying value. When the expected cash flows are less than the carrying value, the investments are written down to fair value with a corresponding charge to earnings.

Purchased Credit Impaired Securities

We purchase certain RMBS securities that have experienced deterioration in credit quality since their issuance. We determined, based on our expectations as to the timing and amount of cash flows expected to be received, that it was probable at the date of acquisition that we would not collect all contractually required payments for these PCI securities,

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

including both principal and interest after considering the effects of prepayments. At acquisition, the timing and amount of the undiscounted future cash flows expected to be received on each PCI security was determined based on our best estimate using key assumptions, such as interest rates, default rates and prepayment speeds. At acquisition, the difference between the undiscounted expected future cash flows of the PCI securities and the recorded investment in the securities represents the initial accretable yield, which is to be accreted into net investment income over their remaining lives on a level-yield basis. Additionally, the difference between the contractually required payments on the PCI securities and the undiscounted expected future cash flows represents the non-accretable difference at acquisition. The accretable yield and the non-accretable difference will change over time, based on actual payments received and changes in estimates of undiscounted expected future cash flows, which are discussed further below.

On a quarterly basis, the undiscounted expected future cash flows associated with PCI securities are re-evaluated based on updates to key assumptions. Declines in undiscounted expected future cash flows due to further credit deterioration as well as changes in the expected timing of the cash flows can result in the recognition of an other-than-temporary impairment charge, as PCI securities are subject to our policy for evaluating investments for other-than-temporary impairment. Changes to undiscounted expected future cash flows due solely to the changes in the contractual benchmark interest rates on variable rate PCI securities will change the accretable yield prospectively. Significant increases in undiscounted expected future cash flows for reasons other than interest rate changes are recognized prospectively as an adjustment to the accretable yield.

THE FOLLOWING TABLE PRESENTS INFORMATION ON OUR PCI SECURITIES, WHICH ARE INCLUDED IN BONDS AVAILABLE FOR SALE:

(in millions)                                             At Date of Acquisition
-------------                                             ----------------------
Contractually required payments (principal and interest)          $2,948
Cash flows expected to be collected*                               2,443
Recorded investment in acquired securities                         1,657

--------
* Represents undiscounted expected cash flows, including both principal and interest

                                                 December 31,
                                                 -------------
                  (in millions)                   2014   2013
                  -------------                  ------ ------
                  Outstanding principal balance  $1,592 $1,399
                  Amortized cost                  1,227  1,037
                  Fair value                      1,287  1,102

THE FOLLOWING TABLE PRESENTS ACTIVITY FOR THE ACCRETABLE YIELD ON PCI
SECURITIES:

                                                                                    Years Ended December 31,
                                                                                    -----------------------
(in millions)                                                                       2014         2013
-------------                                                                       ----           -----
Balance, beginning of year                                                          $629        $ 622
   Newly purchased PCI securities                                                    137          274
   Disposals                                                                          --         (353)
   Accretion                                                                         (78)         (94)
   Effect of changes in interest rate indices                                        (50)          45
   Net reclassification from (to) non-accretable difference, including effects of
     prepayments                                                                      (5)         135
                                                                                    ----        -----
Balance, end of year                                                                $633        $ 629
                                                                                    ====        =====

PLEDGED INVESTMENTS

Secured Financing

We enter into secured financing transactions whereby certain securities are sold under agreements to repurchase (repurchase agreements), in which we transfer securities in exchange for cash, with an agreement by us to repurchase the same or substantially similar securities. In the majority of these repurchase agreements, the securities transferred by us may be sold or repledged by the counterparties. Repurchase agreements are recorded at their contracted repurchase amounts plus accrued interest.

At December 31, 2013, our secured financing transactions also included those that involve the transfer of securities to financial institutions in exchange for cash or other liquid collateral. Securities transferred by us under these financing

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

transactions may be sold or repledged by the counterparties. As collateral for the securities transferred by us, counterparties transfer assets to us, such as cash or high quality fixed maturity securities. Collateral levels are monitored daily and are generally maintained at an agreed-upon percentage of the fair value of the transferred securities during the life of the transactions. When we receive fixed maturity securities as collateral, we do not have the right to sell or repledge this collateral unless an event of default occurs by the counterparties. At the termination of the transactions, we and our counterparties are obligated to return the collateral provided and the securities transferred, respectively.

THE FOLLOWING TABLE PRESENTS THE FAIR VALUE OF SECURITIES PLEDGED TO COUNTERPARTIES UNDER SECURED FINANCING TRANSACTIONS:

                                                   December 31,
                                                   ------------
                    (in millions)                  2014   2013
                    -------------                  ----   ----
                    Securities available for sale  $--    $708

Insurance - Statutory and Other Deposits

Total carrying values of cash and securities deposited by us under requirements of regulatory authorities were $4 million and $3 million at December 31, 2014 and 2013, respectively.

Other Pledges

We are members of the FHLB of Dallas and such membership requires the members to own stock in the FHLB. We owned $8 million of stock in the FHLB at both December 31, 2014 and 2013. To the extent we borrow from an FHLB, our ownership interest in the stock of the FHLB will be pledged to the FHLB. In addition, we had pledged securities with a fair value of $121 million and $24 million at December 31, 2014 and 2013, respectively, associated with advances from the FHLB. As a result, we had $122 million of available FHLB borrowing capacity at December 31, 2014.

5. LENDING ACTIVITIES

Mortgage and other loans receivable include commercial and residential mortgages, life insurance policy loans, commercial loans, and other loans and notes receivable. Commercial mortgages, commercial loans, and other loans and notes receivable are carried at unpaid principal balances less credit allowances and plus or minus adjustments for the accretion or amortization of discount or premium. Interest income on such loans is accrued as earned.

Direct costs of originating commercial mortgages, commercial loans, and other loans and notes receivable, net of nonrefundable points and fees, are deferred and included in the carrying amount of the related receivables. The amount deferred is amortized to net investment income over the life of the related loan as an adjustment of the loan's yield using the interest method.

Life insurance policy loans are carried at unpaid principal amount. There is no allowance for policy loans because these loans serve to reduce the death benefit paid when the death claim is made and the balances are effectively collateralized by the cash surrender value of the policy.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


THE FOLLOWING TABLE PRESENTS THE COMPOSITION OF MORTGAGES AND OTHER LOANS
RECEIVABLE:

                                                              December 31,
                                                             --------------
    (in millions)                                             2014    2013
    -------------                                            ------  ------
    Commercial mortgages/(a)/                                $4,303  $4,681
    Life insurance policy loans                                 775     815
    Commercial loans, other loans and notes receivable/(b)/     284      88
                                                             ------  ------
    Total mortgage and other loans receivable                 5,362   5,584
    Allowance for losses                                        (36)    (47)
                                                             ------  ------
    Mortgage and other loans receivable, net                 $5,326  $5,537
                                                             ======  ======

(a)Commercial mortgages primarily represent loans for office, retail, apartments and industrial properties, with exposures in California and New York representing the largest geographic concentrations (21 percent and 16 percent, respectively, at December 31, 2014 and 22 percent and 19 percent, respectively, at December 31, 2013).
(b)Amount at December 31, 2014 also includes $45 million of residential mortgages.

THE FOLLOWING TABLE PRESENTS THE CREDIT QUALITY INDICATORS FOR COMMERCIAL MORTGAGE LOANS:

                                          Number                       Class                                  Percent
                                            of   -------------------------------------------------              of
(dollars in millions)                     Loans  Apartments Offices Retail Industrial Hotel Others Total/(c)/ Total $
---------------------                     ------ ---------- ------- ------ ---------- ----- ------ ---------  -------
DECEMBER 31, 2014
CREDIT QUALITY INDICATOR:
   In good standing                        254      $739    $1,297  $1,068    $311    $366   $391   $4,172       97%
   Restructured/(a)/                         6        --       123       7      --      --     --      130        3
   >90 days delinquent or in process of
     foreclosure                             1        --         1      --      --      --     --        1       --
                                           ---      ----    ------  ------    ----    ----   ----   ------      ---
Total/(b)/                                 261      $739    $1,421  $1,075    $311    $366   $391   $4,303      100%
                                           ===      ====    ======  ======    ====    ====   ====   ======      ===
Allowance for losses                                $ --    $   17  $   11    $  7    $ --   $  1   $   36        1%
                                           ===      ====    ======  ======    ====    ====   ====   ======      ===
December 31, 2013
CREDIT QUALITY INDICATOR:
   In good standing                        286      $705    $1,420  $1,101    $365    $464   $526   $4,581       98%
   Restructured/(a)/                         5        14        74       7      --      --     --       95        2
   90 days or less delinquent                1        --        --       5      --      --     --        5       --
                                           ---      ----    ------  ------    ----    ----   ----   ------      ---
Total/(b)/                                 292      $719    $1,494  $1,113    $365    $464   $526   $4,681      100%
                                           ===      ====    ======  ======    ====    ====   ====   ======      ===
Allowance for losses                                $  8    $   25  $    2    $  6    $ --   $  6   $   47        1%
                                           ===      ====    ======  ======    ====    ====   ====   ======      ===

(a)Includes loans that have been modified in troubled debt restructurings and are performing according to their restructured terms. See discussion of troubled debt restructurings below.
(b)Does not reflect valuation allowances.
(c)Over 99 percent of the commercial mortgages held at such respective dates were current as to payments of principal and interest.

METHODOLOGY USED TO ESTIMATE THE ALLOWANCE FOR LOSSES

Mortgage and other loans receivable are considered impaired when collection of all amounts due under contractual terms is not probable. Impairment is measured using either i) the present value of expected future cash flows discounted at the loan's effective interest rate, ii) the loan's observable market price, if available, or iii) the fair value of the collateral if the loan is collateral dependent. Impairment of commercial mortgages is typically determined using the fair value of collateral while impairment of other loans is typically determined using the present value of cash flows or the loan's observable market price. An allowance is typically established for the difference between the impaired value of the loan and its current carrying amount. Additional allowance amounts are established for incurred but not specifically identified impairments, based on the analysis of internal risk ratings and current loan values. Internal risk ratings are assigned based on the consideration of risk factors including past due status, debt service coverage, loan-to-value ratio or the ratio of the loan balance to the estimated value of the property, property occupancy, profile of the borrower and of the major property tenants, economic trends in the market where the property is located, and condition of the property. These factors and the resulting risk ratings also provide a basis for determining the level of monitoring performed at both the individual loan and the portfolio level. When all or a portion of a commercial mortgage loan is deemed uncollectible, the uncollectible portion of the carrying value of the loan is charged off against the allowance. Interest income on impaired loans is recognized as cash is received. For impaired loans where it has been determined that not all of the contractual principal due will be collected, any cash received is recorded as a reduction of the current carrying amount of the loan.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

A significant majority of commercial mortgage loans in the portfolio are non-recourse loans and, accordingly, the only guarantees are for specific items that are exceptions to the non-recourse provisions. It is therefore extremely rare for us to have cause to enforce the provisions of a guarantee on a commercial real estate or mortgage loan.

THE FOLLOWING TABLE PRESENTS A ROLLFORWARD OF THE CHANGES IN THE ALLOWANCE FOR LOSSES ON MORTGAGE AND OTHER LOANS RECEIVABLE:

                                                  2014                   2013                   2012
                                         ---------------------  ---------------------- ---------------------
YEARS ENDED DECEMBER 31,                 COMMERCIAL OTHER       COMMERCIAL OTHER       COMMERCIAL OTHER
(in millions)                            MORTGAGES  LOANS TOTAL MORTGAGES  LOANS TOTAL MORTGAGES  LOANS TOTAL
------------------------                 ---------- ----- ----- ---------- ----- ----- ---------- ----- -----
Allowance, beginning of year                $ 47     $--  $ 47     $46      $--   $46     $ 90     $--  $ 90
   Additions (reductions) to allowance       (15)     --   (15)      1       --     1      (42)     --   (42)
   Charge-offs, net of recoveries              4      --     4      --       --    --       (3)     --    (3)
                                            ----     ---  ----     ---      ---   ---     ----     ---  ----
Allowance, end of year                      $ 36     $--  $ 36     $47      $--   $47     $ 46     $--  $ 46
                                            ====     ===  ====     ===      ===   ===     ====     ===  ====

THE FOLLOWING TABLE PRESENTS INFORMATION REGARDING IMPAIRED MORTGAGE LOANS:

                                                       Years Ended December 31,
                                                       -----------------------
          (in millions)                                2014    2013     2012
          -------------                                ----    ----     ----
          Impaired loans with valuation allowances     $21     $ 46     $10
          Impaired loans without valuation allowances    7       21      21
                                                       ---      ----    ---
             Total impaired loans                       28       67      31
          Valuation allowances on impaired loans        (6)     (20)     (6)
                                                       ---      ----    ---
             Impaired loans, net                       $22     $ 47     $25
                                                       ===     ====     ===
          Interest income on impaired loans            $ 2     $  5     $ 2
                                                       ===     ====     ===

TROUBLED DEBT RESTRUCTURINGS

We modify loans to optimize their returns and improve their collectability, among other things. When such a modification is undertaken with a borrower that is experiencing financial difficulty and the modification involves us granting a concession to the troubled debtor, the modification is deemed to be a troubled debt restructuring (TDR). We assess whether a borrower is experiencing financial difficulty based on a variety of factors, including the borrower's current default on any of its outstanding debt, the probability of a default on any of its debt in the foreseeable future without the modification, the insufficiency of the borrower's forecasted cash flows to service any of its outstanding debt (including both principal and interest), and the borrower's inability to access alternative third-party financing at an interest rate that would be reflective of current market conditions for a non-troubled debtor. Concessions granted may include extended maturity dates, interest rate changes, principal forgiveness, payment deferrals and easing of loan covenants.

We held $48 million and $18 million of commercial mortgage loans that had been modified in a TDR at December 31, 2014 and 2013, respectively. We have no other loans that had been modified in a TDR. These commercial mortgage loans had no recorded allowances for credit losses at December 31, 2014 and a recorded allowance of $1 million at December 31, 2013. The commercial mortgage loans modified in a TDR are included among the restructured loans in the credit quality indicators table above, if they are performing according to the restructured terms.

6. REINSURANCE

In the ordinary course of business, we utilize internal and third-party reinsurance relationships to manage insurance risks and to facilitate capital management strategies. Pools of highly-rated third party reinsurers are utilized to manage net amounts at risk in excess of retention limits. In addition, we assume reinsurance from other insurance companies. We remain liable to the extent that reinsurers do not meet their obligation under the reinsurance contracts, and as a result, we regularly evaluate the financial condition of our reinsurers and monitor our concentration of credit risk.

We are a reinsurer for the guaranteed minimum income benefit (GMIB), guaranteed minimum withdrawal benefit (GMWB) and guaranteed minimum death benefit (GMDB) on certain variable annuities issued in Japan by MetLife Insurance K.K. (formerly American Life Insurance Company, a former subsidiary of AIG Parent). New business under this reinsurance arrangement was no longer accepted after March 31, 2009. We recorded liabilities for the amount of

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

reserves calculated for the GMIB, GMWB and GMDB provisions of this reinsurance arrangement, which totaled $38 million and $40 million at December 31, 2014 and 2013, respectively.

7. DERIVATIVES AND HEDGE ACCOUNTING

We use derivatives and other financial instruments as part of our financial risk management programs and our investment operations. Interest rate and cross-currency swaps, swaptions, options and forward transactions are accounted for as derivatives, recorded on a trade-date basis and carried at fair value. See Note 3 for discussion of fair value measurements. Unrealized gains and losses are reflected in income, when appropriate. Aggregate asset or liability positions are netted on the Balance Sheets only to the extent permitted by qualifying master netting arrangements in place with each respective counterparty. Cash collateral posted with counterparties in conjunction with transactions supported by qualifying master netting arrangements is reported as a reduction of the corresponding net derivative liability, while cash collateral received in conjunction with transactions supported by qualifying master netting arrangements is reported as a reduction of the corresponding net derivative asset. We are exposed to potential credit-related losses in the event of nonperformance by counterparties to derivative instruments. The credit exposure related to our derivative financial instruments is limited to the fair value of contracts that are favorable to us at the reporting date less collateral received from that counterparty.

Derivatives, with the exception of bifurcated embedded derivatives, are reflected in the Balance Sheets in derivative assets, at fair value and derivative liabilities, at fair value. A bifurcated embedded derivative is measured at fair value and accounted for in the same manner as a free standing derivative contract. The corresponding host contract is accounted for according to the accounting guidance applicable to that instrument. A bifurcated embedded derivative is generally presented with the host contract. See Notes 3 and 11 for additional information on embedded policy derivatives.

Our interest rate contracts ,which include interest rate swaps, swaptions, futures and options, are used to economically hedge interest rate exposures associated with embedded derivatives contained in insurance contract liabilities and fixed maturity securities, as well as other interest rate sensitive assets and liabilities.

Foreign exchange derivatives (principally forwards and swaps) are used to economically mitigate risk associated with foreign currency-denominated transactions, primarily investments and GICs denominated in foreign currencies. Effective April 1, 2014, we reclassified cross-currency swaps from interest rate contracts to foreign exchange contracts. This change was applied prospectively.

Equity derivatives are used to mitigate financial risk embedded in certain insurance liabilities. We purchase equity contracts, such as futures and call and put options, to economically hedge certain guarantees of specific equity index universal life and annuities and variable annuity products. Our exchange-traded index futures contracts have no recorded fair value as they are cash settled daily.

We believe our economic hedging instruments have been and remain economically effective, but for the most part they have not been designated as hedges receiving hedge accounting. Changes in the fair value of derivatives not designated as hedges are reported within net realized capital gains and losses. Certain cross-currency swaps associated with available for sale investments have been designated as fair value hedges. Changes in the fair value of derivatives designated as fair value hedges of available for sale securities are reported in net realized capital gains (losses), along with the hedged risk of the available for sale investment securities.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

THE FOLLOWING TABLE PRESENTS THE NOTIONAL AMOUNTS AND FAIR VALUES OF OUR
DERIVATIVES:

                                                          DECEMBER 31, 2014                 December 31, 2013
                                                    --------------------------------  --------------------------------
                                                    Gross Derivative Gross Derivative Gross Derivative Gross Derivative
                                                        Assets        Liabilities         Assets        Liabilities
                                                    ---------------  ---------------  ---------------  ---------------
                                                    Notional  Fair   Notional  Fair   Notional  Fair   Notional  Fair
(in millions)                                        Amount   Value   Amount   Value   Amount   Value   Amount   Value
-------------                                       --------  -----  --------  -----  --------  -----  --------  -----
DERIVATIVES DESIGNATED AS HEDGING INSTRUMENTS:
   Foreign exchange contracts                        $   70   $  3    $   19   $ --     $ --     $--    $   --    $--
DERIVATIVES NOT DESIGNATED AS HEDGING INSTRUMENTS:
   Interest rate contracts                            5,601     62       118     --       40       5     1,880     29
   Foreign exchange contracts                           581     20        37      3       --      --       107     --
   Equity contracts/(a)/                              1,499     41     4,346    236      948      40     4,384     52
                                                     ------   ----    ------   ----     ----     ---    ------    ---
TOTAL DERIVATIVES, GROSS                             $7,751    126    $4,520    239     $988      45    $6,371     81
                                                     ------   ----    ------   ----     ----     ---    ------    ---
Counterparty netting/(b)/                                       (3)              (3)              (5)              (5)
Cash collateral/(c)/                                            (4)              --               --               (1)
                                                     ------   ----    ------   ----     ----     ---    ------    ---
   TOTAL DERIVATIVES, NET                                      119              236               40               75
Less: Bifurcated embedded derivatives                           --              236               --               52
                                                     ------   ----    ------   ----     ----     ---    ------    ---
TOTAL DERIVATIVE ON BALANCE SHEETS                            $119             $ --              $40              $23
                                                     ======   ====    ======   ====     ====     ===    ======    ===

(a)Includes bifurcated embedded policy derivatives, which are recorded in policyholder contract deposits.
(b)Represents netting of derivative exposures covered by a qualifying master netting agreement.
(c)Represents cash collateral posted and received that is eligible for netting.

THE FOLLOWING TABLE PRESENTS GAINS (LOSSES) FROM OUR DERIVATIVES RECOGNIZED IN THE STATEMENTS OF INCOME:

                                                                                Years Ended December 31,
                                                                                -----------------------
(in millions)                                                                    2014     2013    2012
-------------                                                                   ------   -----   -----
Net effect of derivative instruments in fair value hedging relationships:/(a)/
   Foreign exchange contracts                                                    $  (1)  $  --   $  --
                                                                                ------   -----   -----
Total                                                                            $  (1)  $  --   $  --
                                                                                ======   =====   =====
Derivatives not designated as hedging instruments
By derivative type:
   Interest rate contracts                                                       $ 198   $(117)  $ (11)
   Foreign exchange contracts                                                       37     (19)    (14)
   Equity contracts/(b)/                                                          (186)     93     (83)
   Other contracts                                                                  --      --     (19)
                                                                                ------   -----   -----
Total                                                                            $  49   $ (43)  $(127)
                                                                                ======   =====   =====

By classification:
   Net realized capital gains (losses)                                           $  48   $ (43)  $(127)
                                                                                ------   -----   -----
Total                                                                            $  48   $ (43)  $(127)
                                                                                ======   =====   =====

(a)The amounts presented do not include the periodic net coupon settlements of derivative contract or coupon income (expense) related to the hedged item.
(b)Includes embedded derivative gains (losses) of $(154) million, $149 million and $(60) million during 2014, 2013 and 2012, respectively.

8. DEFERRED POLICY ACQUISITION COSTS AND DEFERRED SALES INDUCEMENTS

DEFERRED POLICY ACQUISITION COSTS

DAC represents those costs that are incremental and directly related to the successful acquisition of new or renewal of existing insurance contracts. We defer incremental costs that result directly from, and are essential to, the acquisition or renewal of an insurance contract. Such deferred policy acquisition costs generally include agent or broker commissions and bonuses, premium taxes, and medical and inspection fees that would not have been incurred if the insurance contract had not been acquired or renewed. Each cost is analyzed to assess whether it is fully deferrable. We partially defer costs, including certain commissions, when we do not believe that the entire cost is directly related to the acquisition or renewal of insurance contracts.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

We also defer a portion of employee total compensation and payroll-related fringe benefits directly related to time spent performing specific acquisition or renewal activities including costs associated with the time spent on underwriting, policy issuance and processing, and sales force contract selling. The amounts deferred are derived based on successful efforts for each distribution channel and/or cost center from which the cost originates.

SHORT-DURATION INSURANCE CONTRACTS: Policy acquisition costs are deferred and amortized over the period in which the related premiums written are earned, generally 12 months. DAC is grouped consistent with the manner in which the insurance contracts are acquired, serviced and measured for profitability and is reviewed for recoverability based on the profitability of the underlying insurance contracts. Investment income is anticipated in assessing the recoverability of DAC. We assess the recoverability of DAC on an annual basis or more frequently if circumstances indicate an impairment may have occurred. This assessment is performed by comparing recorded net unearned premiums and anticipated investment income on in-force business to the sum of expected claims, claims adjustment expenses, unamortized DAC and maintenance costs. If the sum of these costs exceeds the amount of recorded net unearned premiums and anticipated investment income, the excess is recognized as an offset against the asset established for DAC. This offset is referred to as a premium deficiency charge. Increases in expected claims and claims adjustment expenses can have a significant impact on the likelihood and amount of a premium deficiency charge.

LONG-DURATION INSURANCE CONTRACTS: Policy acquisition costs for participating life, traditional life and accident and health insurance products are generally deferred and amortized, with interest, over the premium paying period. The assumptions used to calculate the benefit liabilities and DAC for these traditional products are set when a policy is issued and do not change with changes in actual experience, unless a loss recognition event occurs. These "locked-in" assumptions include mortality, morbidity, persistency, maintenance expenses and investment returns, and include margins for adverse deviation to reflect uncertainty given that actual experience might deviate from these assumptions. A loss recognition event occurs when there is a shortfall between the carrying amounts of future policy benefit liabilities, net of DAC, and the amount the future policy benefit liabilities, net of DAC, would be when applying updated current assumptions. When we determine that a loss recognition event has occurred, we first reduce any DAC related to that block of business through amortization of acquisition expense, and after DAC is depleted, we record additional liabilities through a charge to policyholder benefits and claims incurred. Groupings for loss recognition testing are consistent with the manner of acquiring and servicing the business and applied by product groupings. We perform separate loss recognition tests for traditional life products, payout annuities and long-term care products. Once loss recognition has been recorded for a block of business, the old assumption set is replaced and the assumption set used for the loss recognition would then be subject to the lock-in principle.

INVESTMENT-ORIENTED CONTRACTS: Policy acquisition costs and policy issuance costs related to universal life and investment-type products (collectively, investment-oriented products) are deferred and amortized, with interest, in relation to the incidence of estimated gross profits (EGPs) to be realized over the estimated lives of the contracts. EGPs include net investment income and spreads, net realized investment gains and losses, fees, surrender charges, expenses, and mortality and morbidity gains and losses. In each reporting period, current period amortization expense is adjusted to reflect actual gross profits. If EGPs change significantly, DAC is recalculated using the new assumptions, and any resulting adjustment is included in income (unlocking). If the new assumptions indicate that future EGPs are higher than previously estimated, DAC will be increased resulting in a decrease in amortization expense and increase in income in the current period; if future EGPs are lower than previously estimated, DAC will be decreased resulting in an increase in amortization expense and decrease in income in the current period. Unlocking of assumptions may result in acceleration of amortization in some products and deceleration of amortization in other products. DAC is grouped consistent with the manner in which the insurance contracts are acquired, serviced and measured for profitability and is reviewed for recoverability based on the current and projected future profitability of the underlying insurance contracts.

To estimate future EGPs for variable annuity products, a long-term annual asset growth assumption is applied to determine the future growth in assets and related asset-based fees. In determining the asset growth rate, the effect of short-term fluctuations in the equity markets is partially mitigated through the use of a "reversion to the mean" methodology whereby short-term asset growth above or below long-term annual rate assumptions impact the growth assumption applied to the five-year period subsequent to the current balance sheet date. The reversion to the mean methodology allows us to maintain our long-term growth assumptions, while also giving consideration to the effect of actual investment performance. When actual performance significantly deviates from the annual long-term growth assumption, as evidenced by growth assumptions in the five-year reversion to the mean period falling below a certain

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

rate (floor) or above a certain rate (cap) for a sustained period, judgment may be applied to revise or "unlock" the growth rate assumptions to be used for both the five-year reversion to the mean period as well as the long-term annual growth assumption applied to subsequent periods.

SHADOW DAC AND SHADOW LOSS RECOGNITION: DAC held for investment-oriented products is also adjusted to reflect the effect of unrealized gains or losses on fixed maturity and equity securities available for sale on EGPs, with related changes recognized through other comprehensive income (shadow DAC). The adjustment is made at each balance sheet date, as if the securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. Similarly, for long-duration traditional insurance contracts, if the assets supporting the liabilities maintain a temporary net unrealized gain position at the balance sheet date, loss recognition testing assumptions are updated to exclude such gains from future cash flows by reflecting the impact of reinvestment rates on future yields. If a future loss is anticipated under this basis, any additional shortfall indicated by loss recognition tests is recognized as a reduction in accumulated other comprehensive income (shadow loss recognition). Similar to other loss recognition on long-duration insurance contracts, such shortfall is first reflected as a reduction in DAC and secondly as an increase in liabilities for future policy benefits. The change in these adjustments, net of tax, is included with the change in net unrealized appreciation of investments that is credited or charged directly to other comprehensive income.

INTERNAL REPLACEMENTS OF LONG-DURATION AND INVESTMENT-ORIENTED PRODUCTS: For some products, policyholders can elect to modify product benefits, features, rights or coverages by exchanging a contract for a new contract or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. These transactions are known as internal replacements. If the modification does not substantially change the contract, we do not change the accounting and amortization of existing DAC and related reserves. If an internal replacement represents a substantial change, the original contract is considered to be extinguished and any related DAC or other policy balances are charged or credited to income, and any new deferrable costs associated with the replacement contract are deferred.

THE FOLLOWING TABLE PRESENTS A ROLLFORWARD OF DAC:

                                                                                Years Ended
                                                                                December 31,
                                                                             -----------------
(in millions)                                                                2014  2013   2012
-------------                                                                ----  ----  -----
Balance, beginning of year                                                   $901  $769  $ 903
   Acquisition costs deferred                                                  66    71     93
   Accretion of interest/amortization                                         (93)  (66)   (85)
   Effect of unlocking assumptions used in estimating future gross profits     47   (28)    18
   Effect of realized gains/loss on securities                                (25)  (37)   (21)
   Effect of unrealized gains/loss on securities                              (94)  196   (137)
   Decrease due to foreign exchange                                            (2)   (4)    (2)
                                                                             ----  ----  -----
Balance, end of year                                                         $800  $901  $ 769
                                                                             ====  ====  =====

THE FOLLOWING TABLE PRESENTS A ROLLFORWARD OF DEFERRED SALES INDUCEMENTS:

                                                                                Years Ended
                                                                               December 31,
                                                                             ----------------
(in millions)                                                                2014  2013  2012
-------------                                                                ----  ----  ----
Balance, beginning of year                                                   $177  $159  $179
   Acquisition costs deferred                                                  17    20    25
   Accretion of interest/amortization                                         (21)  (20)  (15)
   Effect of unlocking assumptions used in estimating future gross profits     14   (18)    2
   Effect of realized gains/loss on securities                                 (5)   (7)   (2)
   Effect of unrealized gains/loss on securities                              (20)   43   (30)
                                                                             ----  ----  ----
Balance, end of year                                                         $162  $177  $159
                                                                             ====  ====  ====

The asset management operations defer distribution costs that are directly related to the sale of mutual funds that have a 12b-1 distribution plan and/or contingent deferred sales charge feature (collectively, Distribution Fee Revenue). We amortize these deferred distribution costs on a straight-line basis, adjusted for redemptions, over a period ranging from one year to eight years depending on share class. Amortization of these deferred distribution costs is increased if at any

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

reporting period the value of the deferred amount exceeds the projected Distribution Fee Revenue. The projected Distribution Fee Revenue is impacted by estimated future withdrawal rates and the rates of market return. Management uses historical activity to estimate future withdrawal rates and average annual performance of the equity markets to estimate the rates of market return.

9. VARIABLE INTEREST ENTITIES

A variable interest entity (VIE) is a legal entity that does not have sufficient equity at risk to finance its activities without additional subordinated financial support or is structured such that equity investors lack the ability to make significant decisions relating to the entity's operations through voting rights or do not substantively participate in the gains and losses of the entity. Consolidation of a VIE by its primary beneficiary is not based on majority voting interest, but is based on other criteria discussed below.

We enter into various arrangements with VIEs in the normal course of business and consolidate the VIEs when we determine we are the primary beneficiary. This analysis includes a review of the VIE's capital structure, related contractual relationships and terms, nature of the VIE's operations and purpose, nature of the VIE's interests issued and our involvement with the entity. When assessing the need to consolidate a VIE, we evaluate the design of the VIE as well as the related risks the variable interest holders are exposed to through the design of the entity.

For VIEs with attributes consistent with that of an investment company or a money market fund, the primary beneficiary is the party or group of related parties that absorbs a majority of the expected losses of the VIE, receives the majority of the expected residual returns of the VIE, or both.

For all other VIEs, the primary beneficiary is the entity that has both (i) the power to direct the activities of the VIE that most significantly affect the VIE's economic performance and (ii) the obligation to absorb losses or the right to receive benefits that could be potentially significant to the VIE. While also considering these factors, the consolidation conclusion depends on the breadth of our decision-making ability and our ability to influence activities that significantly affect the economic performance of the VIE.

THE FOLLOWING TABLE PRESENTS THE TOTAL ASSETS AND TOTAL LIABILITIES ASSOCIATED WITH OUR VARIABLE INTERESTS IN CONSOLIDATED VIES, AS CLASSIFIED IN THE BALANCE
SHEETS:

                                            REAL ESTATE
                                           AND INVESTMENT SECURITIZATION
(in millions)                              ENTITIES/(C)/     VEHICLES    TOTAL
-------------                              -------------- -------------- ------
DECEMBER 31, 2014
Assets:
   Bonds available for sale                     $--           $3,806     $3,806
   Mortgage and other loans receivable           --              433        433
   Other invested assets                         20               --         20
   Other/(a)/                                     9              255        264
                                                ---           ------     ------
Total assets/(b)/                               $29           $4,494     $4,523
                                                ===           ======     ======
Liabilities:
   Notes payable - to affiliates, net           $--           $  149     $  149
   Notes payable - to third parties, net         --              110        110
                                                ---           ------     ------
Total liabilities                               $--           $  259     $  259
                                                ===           ======     ======
December 31, 2013
Assets:
   Bonds available for sale                     $--           $3,994     $3,994
   Mortgage and other loans receivable           --              493        493
   Other/(a)/                                    --              151        151
                                                ---           ------     ------
Total assets/(b)/                               $--           $4,638     $4,638
                                                ===           ======     ======
Liabilities:
   Notes payable - to affiliates, net           $--           $  125     $  125
   Notes payable - to third parties, net         --              164        164
                                                ---           ------     ------
Total liabilities                               $--           $  289     $  289
                                                ===           ======     ======

(a)Comprised primarily of short-term investments and other assets at both December 31, 2014 and 2013.
(b)The assets of each VIE can be used only to settle specific obligations of that VIE.
(c)Off-balance sheet exposure, which primarily consisted of commitments to real estate and investment entities, was $10 million at December 31, 2014 and zero at December 31, 2013.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


We calculate our maximum exposure to loss to be the amount invested in the debt or equity of the VIE and other commitments to the VIE. Interest holders in VIEs sponsored by us generally have recourse only to the assets and cash flows of the VIEs and do not have recourse to us. In limited circumstances, AIG Parent has provided guarantees to certain VIE interest holders.

THE FOLLOWING TABLE PRESENTS TOTAL ASSETS OF UNCONSOLIDATED VIES IN WHICH WE HOLD A VARIABLE INTEREST, AS WELL AS OUR MAXIMUM EXPOSURE TO LOSS ASSOCIATED WITH THESE VIES:

                                                          Maximum Exposure to Loss
                                                        ----------------------------
                                              Total VIE On-Balance Off-Balance
(in millions)                                  Assets     Sheet*      Sheet    Total
-------------                                 --------- ---------- ----------- -----
DECEMBER 31, 2014
   Real estate and investment entities.......  $2,960      $348        $55     $403
   Securitization vehicles...................   1,353       371         --      371
                                               ------      ----        ---     ----
Total........................................  $4,313      $719        $55     $774
                                               ======      ====        ===     ====
DECEMBER 31, 2013
   Real estate and investment entities.......  $2,197      $305        $19     $324
   Securitization vehicles...................     955       171         --      171
                                               ------      ----        ---     ----
Total........................................  $3,152      $476        $19     $495
                                               ======      ====        ===     ====

* At December 31, 2014 and 2013, $348 million and $450 million, respectively, of our total unconsolidated VIE assets were recorded as other invested assets and $371 million and $26 million, respectively, were recorded as bonds available for sale.

REAL ESTATE AND INVESTMENT ENTITIES

We participate as a passive investor in the equity issued primarily by third party-managed hedge and private equity funds, and certain real estate entities managed by AIG Asset Management (US), LLC (AIG Investments), an affiliate, that are VIEs. We are typically not involved in the design or establishment of these VIEs, nor do we actively participate in the management of the VIEs.

SECURITIZATION VEHICLES

Aircraft Trusts

In 2003, AIG Parent created two VIEs, Castle 1 Trust and Castle 2 Trust, for the purpose of acquiring, owning, leasing, maintaining, operating and selling aircraft. VALIC and other AIG subsidiaries held beneficial interests in these entities. These beneficial interests included passive investments in non-voting preferred equity and in debt issued by the Aircraft Trusts. The debt of the Aircraft Trusts was not an obligation of, or guaranteed by, VALIC or AIG Parent or any of AIG's subsidiaries. We were not the primary beneficiary of the Aircraft Trusts. Effective June 30, 2014, we transferred our non-voting preferred equity interests in the Aircraft Trusts to AIG Parent though a non-cash dividend distribution and return of capital, which totaled $143 million.

Ambrose

During 2012, 2013 and 2014, we entered into securitization that involved transfer of portfolios of our high grade corporate securities, along with a portfolio of structured securities acquired from AIG, to newly formed special purpose entities, Ambrose 2012-1 (Ambrose 1), Ambrose 2013-4 (Ambrose 4) and Ambrose 2014-6 (Ambrose 6) (collectively referred to as the Ambrose entities), which are VIEs. In each transaction, the Ambrose entities issued beneficial interests to us in consideration for the transferred securities. For those VIEs in which we own the majority of the beneficial interests issued by those VIEs and we maintain the power to direct the activities of the VIEs that most significantly impact their economic performance and we bear the obligation to absorb losses or receive benefits from the VIEs that could potentially be significant to the VIEs, we consolidate those entities.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


See Note 17 herein for additional information on these securitization transactions.

Selkirk

During 2013 and 2014, we entered into securitization transactions in which portfolios of our commercial mortgage loans were transferred to special purpose entities, with us retaining a significant beneficial interest in the securitized loans. As consideration for the transferred loans, we received beneficial interests in certain special purpose entities and cash proceeds from the securitized notes issued to third party investors by other special purpose entities. For special purpose entities that are VIEs in which we own the majority of the beneficial interests issued by those VIEs and we maintain the power to direct the activities of the VIEs that most significantly impact their economic performance and we bear the obligation to absorb losses or receive benefits from the VIEs that could potentially be significant to the VIEs, we consolidate those entities. In addition, we have determined that we control other special purpose entities in the securitization structure that are not VIEs, and therefore we also consolidate those entities.

See Note 17 for additional information on these securitization transactions.

RMBS, CMBS, OTHER ABS AND CDOS

We are passive investors in RMBS, CMBS, other ABS and CDOs, the majority of which are issued by domestic special purpose entities. We generally do not sponsor or transfer assets to, or act as the servicer to these asset backed structures, and were not involved in the design of these entities. Our maximum exposure in these types of structures is limited to our investment in securities issued by these entities. Based on the nature of our investments and our passive involvement in these types of structures, we have determined that we are not the primary beneficiary of these entities.

We have not included these entities in the tables above, however, the fair values of our investments in these structures are reported in Note 3 and Note 4 herein.

10. INSURANCE LIABILITIES

FUTURE POLICY BENEFITS

Future policy benefits primarily include reserves for life-contingent annuity payout contracts and is based on estimates of cost of future policy benefits. Included in future policy benefits are liabilities for annuities issued in structured settlement arrangements whereby a claimant has agreed to settle a general insurance claim in exchange for fixed payments over a fixed determinable period of time with a life contingency feature.

POLICYHOLDER CONTRACT DEPOSITS

The liability for policyholder contract deposits is recorded at accumulated value (deposits received and net transfers from separate accounts, plus accrued interest credited at rates ranging from 1.0 percent to 5.3 percent, less withdrawals and assessed fees). Deposits collected on investment-oriented products are not reflected as revenues, as they are recorded directly to policyholder contract deposits upon receipt. Amounts assessed against the contract holders for mortality, administrative, and other services are included in revenues.

In addition to liabilities for universal life, fixed annuities, fixed options with variable annuities and annuities without life contingencies, policyholder contract deposits also include our liability for (i) certain guaranteed benefits and equity-indexed features accounted for as embedded derivatives at fair value and (ii) annuities issued in a structured settlement arrangement with no life contingency. See Note 3 for discussion of the fair value measurement of embedded policy derivatives and Note 11 for additional discussions of guaranteed benefits accounted for as embedded derivatives.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


11. VARIABLE LIFE AND ANNUITY CONTRACTS

We report variable contracts within the separate accounts when investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder and the separate account meets additional accounting criteria to qualify for separate account treatment. The assets supporting the variable portion of variable annuity and variable universal life contracts that qualify for separate account treatment are carried at fair value and reported as separate account assets, with an equivalent summary total reported as separate account liabilities.

Policy values for variable products and investment contracts are expressed in terms of investment units. Each unit is linked to an asset portfolio. The value of a unit increases or decreases based on the value of the linked asset portfolio. The current liability at any time is the sum of the current unit value of all investment units in the separate accounts, plus any liabilities for guaranteed minimum death or guaranteed minimum withdrawal benefits included in future policy benefits or policyholder contract deposits, respectively.

Amounts assessed against the contract holders for mortality, administrative, and other services are included in revenue. Net investment income, net investment gains and losses, changes in fair value of assets, and policyholder account deposits and withdrawals related to separate accounts are excluded from the Statements of Income, Comprehensive Income and Cash Flows.

Variable annuity contracts may include certain contractually guaranteed benefits to the contract holder. These guaranteed features include guaranteed minimum death benefits (GMDB) that are payable in the event of death, and living benefits that are payable in the event of annuitization, or, in other instances, at specified dates during the accumulation period. Our living benefits include guaranteed minimum withdrawal benefits (GMWB). A variable annuity contract may include more than one type of guaranteed benefit feature; for example, it may have both a GMDB and a GMWB. However, a policyholder can only receive payout from one guaranteed feature on a contract containing a death benefit and a living benefit, i.e. the features are mutually exclusive. A policyholder cannot purchase more than one living benefit on one contract. The net amount at risk for each feature is calculated irrespective of the existence of other features; as a result, the net amount at risk for each feature is not additive to that of other features.

In addition, we record liabilities for assumed reinsurance of certain GMDB, GMIB and GMWB features in variable annuity contracts issued by another insurer, under coinsurance and modified coinsurance agreements. Amounts related to guaranteed benefits shown below exclude such assumed reinsurance. See Note 6 for additional information on assumed reinsurance.

ACCOUNT BALANCES OF VARIABLE ANNUITY CONTRACTS WITH GUARANTEES WERE INVESTED IN SEPARATE ACCOUNT INVESTMENT OPTIONS AS FOLLOWS:

                                               December 31,
                                              ---------------
(in millions)                                  2014    2013
-------------                                 ------- -------
Equity funds                                  $25,432 $24,896
Bond funds                                      2,991   2,753
Balanced funds                                  4,266   3,879
Money market funds                                491     536
                                              ------- -------
Total                                         $33,180 $32,064
                                              ======= =======

GMDB

Depending on the contract, the GMDB feature may provide a death benefit of either (a) total deposits made to the contract less any partial withdrawals plus a minimum return or (b) the highest contract value attained, typically on any anniversary date minus any subsequent withdrawals following the contract anniversary. GMDB is our most widely offered benefit.

The liabilities for GMDB, which are recorded in future policyholder benefits, represent the expected value of the guaranteed benefits in excess of the projected account value, with the excess recognized ratably over the accumulation period based on total expected assessments, through policyholder benefits. The net amount at risk for GMDB

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

represents the amount of benefits in excess of account value if death claims were filed on all contracts on the balance sheet date.

THE FOLLOWING TABLE PRESENTS THE DETAILS CONCERNING OUR GMDB EXPOSURE, EXCLUDING ASSUMED REINSURANCE:

                                                      December 31,
                                              ----------------------------
                                                   2014           2013
                                              -------------- --------------
                                               Net Deposits   Net Deposits
                                              Plus a Minimum Plus a Minimum
(dollars in millions)                             Return         Return
---------------------                         -------------- --------------
Account value                                    $57,386        $56,265
Net amount at risk                                   691            594
Average attained age of contract holders              60             60
Range of guaranteed minimum return rates          0% - 3%         1 - 3%

THE FOLLOWING TABLE PRESENTS A ROLLFORWARD OF THE GMDB AND GMIB LIABILITIES RELATED TO VARIABLE ANNUITY CONTRACTS:

                                              Years Ended December 31,
                                              -----------------------
(in millions)                                 2014     2013    2012
-------------                                 ----     ----    ----
Balance, beginning of year                    $ 1      $ 5      11
   Reserve increase                            19       (1)     (1)
   Benefits paid                               (3)      (3)     (5)
                                              ---      ---      --
Balance, end of year                          $17      $ 1       5
                                              ===      ===      ==

We regularly evaluate estimates used to determine the GMDB liability and adjust the additional liability balance, with a related charge or credit to policyholder benefits and losses incurred, if actual experience or other evidence suggests that earlier assumptions should be revised.

The following assumptions and methodology were used to determine the reserve for guaranteed benefits on variable contracts at December 31, 2014:

.. Data used was up to 1,000 stochastically generated investment performance scenarios.

..  Mean investment performance assumption was 8.5 percent.

..  Volatility assumption was 16.0 percent.

.. Mortality was assumed to be 70.0 percent of the 1983 variable annuity minimum guaranteed death benefit table, adjusted for recent experience.

..  Lapse rates vary by contract type and duration and range from 5.3 percent to
   13.0 percent.

.. The discount rate ranged from 3.8 percent to 7.8 percent and is based on the growth rate assumptions for the underlying contracts in effect at the time of policy issuance.

GMWB AND GMAV

Guaranteed benefit and equity index features, which are recorded in policyholder contract deposits, are bifurcated from the host contract and accounted for separately as embedded policy derivatives at fair value, with changes in fair value recognized in net realized capital gains (losses) in the Statements of Income. These include GMWB and GMAV as well as equity index annuities, which offer a guaranteed minimum interest rate plus a contingent return based on some internal or external equity index.

Certain of our variable annuity contracts contain optional GMWB and, to a lesser extent, GMAV benefits, which are not currently offered. With a GMWB, the contract holder can monetize the excess of the guaranteed amount over the account value of the contract only through a series of withdrawals that do not exceed a specific percentage per year of the guaranteed amount. If, after the series of withdrawals, the account value is exhausted, the contract holder will receive a series of annuity payments equal to the remaining guaranteed amount, and, for lifetime GMWB products, the annuity payments continue as long as the covered person(s) are living. With a GMAV benefit, the contract holder can

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

monetize the excess of the guarantee amount over the account value of the contract, provided the contract holder persists until the maturity date.

The fair value of these embedded policy derivatives was a net liability of $218 million and $35 million at December 31, 2014 and 2013, respectively. We had account values subject to GMWB and GMAV that totaled $4.0 billion and $4.1 billion at December 31, 2014 and 2013, respectively. The net amount at risk for GMWB represents the present value of minimum guaranteed withdrawal payments, in accordance with contract terms, in excess of account value. The net amount at risk for GMAV represents the present value of minimum guaranteed account value in excess of the current account balance, assuming no lapses. The net amount at risk related to these guarantees was $130 million and $10 million at December 31, 2014 and 2013, respectively. We use derivative instruments and other financial instruments to mitigate a portion of the exposure that arises from GMWB and GMAV benefits.

12. DEBT

Notes payable are carried at the principal amount borrowed, including unamortized discounts and fair value adjustments, when applicable, except for certain notes payable - to affiliates, for which we have elected the fair value option. The change in fair value of notes for which the fair value option has been elected is recorded in other income in the Statements of Income.

See Note 3 for discussion of fair value measurements.

THE FOLLOWING TABLE PRESENTS MATURITIES OF LONG-TERM DEBT, INCLUDING FAIR VALUE ADJUSTMENTS, WHEN APPLICABLE:

                                                                     BALANCE AT
                                                                     DECEMBER 31,
                                              Range of     Maturity  ------------
 (in millions)                            Interest Rate(s) Date(s)   2014   2013
 -------------                            ---------------- --------- -----  ----
 Notes payable - to affiliates, net:
    Notes payable of consolidated VIEs,
      at fair value                         3.06% - 3.26%       2060 $ 149  $125
                                                                     -----  ----
 Total notes payable - to affiliates, net                              149   125
                                                                     -----  ----
 Notes payable - to third parties, net:
    Notes payable of consolidated VIEs      1.18% - 3.23%  2041-2060   111   164
    FHLB borrowings                                  0.5%       2015     7     7
                                                                     -----  ----
 Total notes payable - to third parties,
   net                                                                 118   171
                                                                     -----  ----
 Total notes payable                                                 $ 267  $296
                                                                     =====  ====

THE FOLLOWING TABLE PRESENTS MATURITIES OF LONG-TERM DEBT, INCLUDING FAIR VALUE ADJUSTMENTS, WHEN APPLICABLE:

                                                                Year Ending
DECEMBER 31, 2014                                   -----------------------------------
(in millions)                                 Total 2015 2016 2017 2018 2019 Thereafter
-------------                                 ----- ---- ---- ---- ---- ---- ----------
Notes payable - to affiliates, net:
   Notes payable of consolidated VIEs, at
     fair value                               $149  $--  $--  $--  $--  $--     $149
                                              ----  ---  ---  ---  ---  ---     ----
Total notes payable - to affiliates, net       149   --   --   --   --   --      149
                                              ----  ---  ---  ---  ---  ---     ----
Notes payable - to third parties, net:
   Notes payable of consolidated VIEs          111   --   --   --   --   --      111
   FHLB borrowings                               7    7   --   --   --   --       --
                                              ----  ---  ---  ---  ---  ---     ----
Total notes payable - to third parties, net    118    7   --   --   --   --      111
                                              ----  ---  ---  ---  ---  ---     ----
Total notes payable                           $267  $ 7  $--  $--  $--  $--     $260
                                              ====  ===  ===  ===  ===  ===     ====

FHLB BORROWINGS

Membership with the FHLB provides us with collateralized borrowing opportunities, primarily as an additional source of contingent liquidity. When a cash advance is obtained, we are required to pledge certain mortgage-backed securities, government and agency securities, other qualifying assets and our ownership interest in the FHLB to secure advances obtained from the FHLB. Upon any event of default, the FHLB's recovery would generally be limited to the amount of our liability under advances borrowed.

See Note 4 for additional information.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


13. COMMITMENTS AND CONTINGENCIES

COMMITMENTS

Leases

We have various long-term, noncancelable operating leases, primarily for office space and equipment, which expire at various dates.

THE FOLLOWING TABLE PRESENTS THE FUTURE MINIMUM LEASE PAYMENTS UNDER OPERATING
LEASES:

(in thousands)
--------------
2015                                          $3,542
2016                                           2,417
2017                                           1,439
2018                                             373
2019                                              95
Remaining years after 2019                        54
                                              ------
Total                                         $7,920
                                              ======

Rent expense was $4 million, $5 million and $5 million in 2014, 2013 and 2012, respectively.

Commitments to Fund Partnership Investments

We have commitments totaling $256 million and $201 million in 2014 and 2013, respectively, to provide funding to various limited partnerships. The commitments to invest in limited partnerships and other funds are called at the discretion of each fund, as needed and subject to the provisions of such fund's governing documents, for funding new investments, follow-on investments and/or fees and other expenses of the fund. Of the total commitments at December 31, 2014, $214 million are currently expected to expire by 2015.

Mortgage Loan Commitments

We have $240 million and $62 million in commitments related to commercial and residential mortgage loans, respectively, at December 31, 2014.

CONTINGENCIES

Legal Matters

Various lawsuits against us have arisen in the ordinary course of business. Except as discussed below, we believe it is unlikely that contingent liabilities arising from litigation, income taxes and other matters will have a material adverse effect on our financial position, results of operations or cash flows.

We are currently defending a lawsuit filed in the Circuit Court of Kanawha County, West Virginia on November 12, 2009 by The West Virginia Investment Management Board and The West Virginia Consolidated Public Retirement Board (the WV Boards). In 2012, the WV Boards submitted a report prepared by their retained expert that opines their damages total approximately $96 million. In November 2014, the West Virginia Supreme Court reversed the trial court's grant of summary judgment our favor, and remanded the matter to the Business Court for further proceedings.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


Regulatory Matters

All fifty states and the District of Columbia have laws requiring solvent life insurance companies, through participation in guaranty associations, to pay assessments to protect the interests of policyholders of insolvent life insurance companies. These state insurance guaranty associations generally levy assessments, up to prescribed limits, on member insurers in a particular state based on the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer is engaged. Such assessments are used to pay certain contractual insurance benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. We accrue liabilities for guaranty fund assessments when an assessment is probable and can be reasonably estimated. We estimate the liability using the latest information available from the National Organization of Life and Health Insurance Guaranty Associations. While we cannot predict the amount and timing of any future guaranty fund assessments, we have established reserves we believe are adequate for assessments relating to insurance companies that are currently subject to insolvency proceedings. We had accrued $4 million and $6 million for these guaranty fund assessments at December 31, 2014 and 2013, respectively, which is reported within other liabilities in the Balance Sheets.

Various federal, state and other regulatory agencies may from time to time review, examine or inquire into our operations, practices and procedures, such as through financial examinations, market conduct exams or regulatory inquiries. Based on the current status of pending regulatory examinations and inquiries involving us, we believe it is not likely that these regulatory examinations or inquiries will have a material adverse effect on our consolidated financial position, results of operations or cash flows.

14. EQUITY

ACCUMULATED OTHER COMPREHENSIVE INCOME

THE FOLLOWING TABLE PRESENTS THE COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE
INCOME:

                                                               December 31,
                                                             ----------------
  (in millions)                                               2014     2013
  -------------                                              ------  ---------
                                                                     (Revised)
  Fixed maturity and equity securities, available for sale:
     Gross unrealized gains                                  $2,400   $1,957
     Gross unrealized losses                                   (212)    (594)
  Net unrealized gains on other invested assets                 301      274
  Adjustments to DAC and deferred sales inducements            (234)    (120)
  Shadow loss recognition                                       (84)      (7)
  Foreign currency translation adjustments                       (6)      (2)
  Deferred income tax                                          (405)    (446)
                                                             ------   ------
  Accumulated other comprehensive income                     $1,760   $1,061
                                                             ======   ======

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


THE FOLLOWING TABLE PRESENTS THE OTHER COMPREHENSIVE INCOME (LOSS) RECLASSIFICATION ADJUSTMENTS:

                                 Unrealized
                                Appreciation
                               (Depreciation)
                                  of Fixed
                                  Maturity
                               Investments on
                                Which Other-
                                   Than-                     Adjustments
                                 Temporary      Unrealized     to DAC,
                                   Credit      Appreciation   VOBA, and                Foreign
                                Impairments   (Depreciation)  Deferred    Insurance   Currency
                                    were       of All Other     Sales       Loss     Translation
(in millions)                    Recognized    Investments   Inducements Recognition Adjustments  Total
-------------                  -------------- -------------- ----------- ----------- ----------- -------
Year ended December 31, 2012
  (Restated)
Unrealized change arising
  during period                     $726         $ 1,199        $(144)      $(178)       $(1)    $ 1,602
Less: Reclassification
  adjustments included in net
  income                             353            (118)          23          --         --         258
                                    ----         -------        -----       -----        ---     -------
Total other comprehensive
  income (loss), before
  income tax expense (benefit)       373           1,317         (167)       (178)        (1)      1,344
Less: Income tax expense
  (benefit)                          131             389          (59)        (62)        --         399
                                    ----         -------        -----       -----        ---     -------
Total other comprehensive
  income (loss), net of
  income tax expense (benefit)      $242         $   928        $(108)      $(116)       $(1)    $   945
                                    ====         =======        =====       =====        ===     =======
Year ended December 31, 2013
Unrealized change arising
  during period                     $ 83         $(1,776)       $ 283       $  --        $(1)    $(1,411)
Less: Reclassification
  adjustments included in net
  income                             108             294           44        (187)        --         259
                                    ----         -------        -----       -----        ---     -------
Total other comprehensive
  income (loss), before
  income tax expense (benefit)       (25)         (2,070)         239         187         (1)     (1,670)
Less: Income tax expense
  (benefit)                           (9)           (733)          84          65         (1)       (594)
                                    ----         -------        -----       -----        ---     -------
Total other comprehensive
  income (loss), net of
  income tax expense (benefit)      $(16)        $(1,337)       $ 155       $ 122        $--     $(1,076)
                                    ====         =======        =====       =====        ===     =======
YEAR ENDED DECEMBER 31, 2014
Unrealized change arising
  during period                     $ 31         $   908        $ (84)      $ (77)       $(4)    $   774
Less: Reclassification
  adjustments included in net
  income                              65              21           30          --         --         116
                                    ----         -------        -----       -----        ---     -------
Total other comprehensive
  income (loss), before
  income tax expense (benefit)       (34)            887         (114)        (77)        (4)        658
Less: Income tax expense
  (benefit)                          (13)             33          (31)        (28)        (2)        (41)
                                    ----         -------        -----       -----        ---     -------
Total other comprehensive
  income (loss), net of
  income tax expense (benefit)      $(21)        $   854        $ (83)      $ (49)       $(2)    $   699
                                    ====         =======        =====       =====        ===     =======

THE FOLLOWING TABLE PRESENTS THE EFFECT OF THE RECLASSIFICATION OF SIGNIFICANT ITEMS OUT OF ACCUMULATED OTHER COMPREHENSIVE INCOME ON THE RESPECTIVE LINE ITEMS IN THE STATEMENTS OF INCOME:

                                                                  Amount
                                                                Reclassified
                                                                   from
                                                                Accumulated
                                                                   Other
                                                                Comprehensive
                                                                  Income
                                                                ------------
                                                                December 31,
                                                                ------------              Affected Line Item in the
(in millions)                                                   2014   2013                 Statements of Income
-------------                                                   ----  -----   --------------------------------------------------
Unrealized appreciation of fixed maturity investments on which
  other-than-temporary credit impairments were recognized       $ 65  $ 108   Net realized capital gains (losses)
Unrealized appreciation of all other investments                  21    294   Net realized capital gains (losses)
Adjustments to DAC, VOBA and deferred sales inducements           30     44   Amortization of deferred policy acquisition costs
Shadow loss recognition                                           --   (187)  Policyholder benefits
                                                                ----  -----
Total reclassifications for the period                          $116  $ 259
                                                                ====  =====

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


DIVIDENDS

Dividends that we may pay to the Parent in any year without prior approval of the Texas Department of Insurance (TDI) are limited by statute. The maximum amount of dividends which can be paid over a rolling twelve-month period to shareholders of insurance companies domiciled in the state of Texas without obtaining the prior approval of the TDI is limited to the greater of either 10 percent of the preceding year's statutory surplus or the preceding year's statutory net gain from operations. Additionally, unless prior approval of the TDI is obtained, dividends can only be paid out of our unassigned surplus. The maximum dividend payout that may be made in 2015 without prior approval of the TDI is $918 million. Dividend payments in excess of positive retained earnings were classified and reported as a return of capital.

STATUTORY FINANCIAL DATA

We are required to file financial statements prepared in accordance with statutory accounting practices prescribed or permitted by state insurance regulatory authorities. The principal differences between statutory financial statements and financial statements prepared in accordance with U.S. GAAP are that statutory financial statements do not reflect DAC, some bond portfolios may be carried at amortized cost, investment impairments are determined in accordance with statutory accounting practices, assets and liabilities are presented net of reinsurance, policyholder liabilities are generally valued using more conservative assumptions and certain assets are non-admitted. In addition, state insurance regulatory authorities have the right to permit specific practices that deviate from prescribed statutory practices.

THE FOLLOWING TABLE PRESENTS OUR STATUTORY NET INCOME AND CAPITAL AND SURPLUS:

(in millions)                                  2014   2013  2012
-------------                                 ------ ------ ----
YEARS ENDED DECEMBER 31,
Statutory net income                          $1,025 $1,271 $703
AT DECEMBER 31,
Statutory capital and surplus                  3,618  4,812
Aggregate minimum required statutory capital
  and surplus                                    719    861

15. BENEFIT PLANS

Effective January 1, 2002, our employees participate in various benefit plans sponsored by AIG, including a noncontributory qualified defined benefit retirement plan, various stock option and purchase plans, a 401(k) plan and a post retirement benefit program for medical care and life insurance (the U.S. Plans). AIG's U.S. Plans do not separately identify projected benefit obligations and plan assets attributable to employees of participating affiliates.

We are jointly and severally responsible with AIG and other participating companies for funding obligations for the U.S. Plans, Employee Retirement Income Security Act (ERISA) qualified defined contribution plans and ERISA plans issued by other AIG subsidiaries (the "ERISA Plans). If the ERISA Plans do not have adequate funds to pay obligations due participants, the Pension Benefit Guaranty Corporation or Department of Labor could seek payment of such amounts from the members of the AIG ERISA control group, including us. Accordingly, we are contingently liable for such obligations. We believe that the likelihood of payment under any of these plans is remote. Accordingly, we have not established any liability for such contingencies.

We also maintain a retirement plan for the benefit of our sales agents and managers. Investments in the plan consist of a deposit administration group annuity contract we issued. The liabilities and expenses associated with this plan were not material to the financial position and results of operations for all years presented.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


16. INCOME TAXES

THE FOLLOWING TABLE PRESENTS THE INCOME TAX EXPENSE (BENEFIT) ATTRIBUTABLE TO PRE-TAX INCOME (LOSS):

YEARS ENDED DECEMBER 31,
(in millions)                                 2014    2013       2012
-------------                                 ---- ---------  ----------
                                                    (Revised)  (Restated)
Current                                       $262 $     155  $      315
Deferred                                       152       (58)       (203)
                                              ---- ---------  ----------
Total income tax expense                      $414 $      97  $      112
                                              ==== =========  ==========

THE U.S. STATUTORY INCOME TAX RATE IS 35 PERCENT FOR 2014, 2013 AND 2012. ACTUAL INCOME TAX (BENEFIT) EXPENSE DIFFERS FROM THE STATUTORY U.S. FEDERAL AMOUNT COMPUTED BY APPLYING THE FEDERAL INCOME TAX RATE, DUE TO THE FOLLOWING:

YEARS ENDED DECEMBER 31,
(in millions)                                 2014     2013       2012
-------------                                 ----  ---------  ----------
                                                     (Revised)  (Restated)
U.S federal income tax expense at statutory
  rate                                        $491  $     603  $      406
Adjustments:
   Valuation allowance                         (13)      (439)       (255)
   State income tax                             (7)       (26)          9
   Capital loss carryover recovery             (28)        --          --
   Dividends received deduction                (10)       (29)        (30)
   Other credits, taxes and settlements        (17)        (7)        (19)
   Other                                        (2)        (5)          1
                                              ----  ---------  ----------
Total income tax expense                      $414  $      97  $      112
                                              ====  =========  ==========

Deferred tax assets and liabilities are established for temporary differences between the financial reporting basis and the tax basis of assets and liabilities, at the enacted tax rates expected to be in effect when the temporary differences reverse. The effect of a tax rate change is recognized in income in the period of enactment. State income taxes are included in income tax expense.

THE FOLLOWING TABLE PRESENTS THE COMPONENTS OF THE NET DEFERRED TAX ASSETS (LIABILITIES):

YEARS ENDED DECEMBER 31,
(in millions)                                   2014    2013
-------------                                 -------  ------
Deferred tax assets:
   Excess capital losses and other tax
     carryovers                               $    64  $  168
   Basis differential of investments              735     752
   Policy reserves                                 90      93
   Fixed assets                                    21      10
   Accrued expenses                                15      16
   Other                                           45      --
                                              -------  ------
Total deferred tax assets                         970   1,039
                                              -------  ------
Deferred tax liabilities:
   Deferred policy acquisition costs             (401)   (401)
   Net unrealized gains on debt and equity
     securities available for sale               (775)   (409)
   Other                                           --     (34)
                                              -------  ------
Total deferred tax liabilities                 (1,176)   (844)
                                              -------  ------
Net deferred tax (liability) asset before
  valuation allowance                            (206)    195
Valuation allowance                                --    (291)
                                              -------  ------
Net deferred tax liability                    $  (206) $  (96)
                                              =======  ======

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


THE FOLLOWING TABLE PRESENTS OUR TAX LOSSES AND CREDIT CARRYFORWARDS ON A TAX RETURN BASIS.

DECEMBER 31, 2014                               Tax     Expiration
(in millions)                                 Effected   Periods
-------------                                 -------- ------------
Foreign tax credit carryforwards                $39    2018 to 2023
Business credit carryforwards                    26    2027 to 2033
                                                ---
Total carryforwards                             $65
                                                ===

We are included in the consolidated federal income tax return of our ultimate parent, AIG Parent. Under the tax sharing agreement with AIG Parent, taxes are recognized and computed on a separate company basis. To the extent that benefits for net operating losses, foreign tax credits or net capital losses are utilized on a consolidated basis, we will recognize tax benefits based upon the amount of the deduction and credits utilized in the consolidated federal income tax return.

We calculate current and deferred state income taxes using the actual apportionment and statutory rates for states in which we are required to file on a separate basis. In states that have a unitary regime, AIG Parent accrues and pays the taxes owed and does not allocate the provision or cash settle the expense with the members of the unitary group. Unlike for federal income tax purposes, AIG does not have state tax sharing agreements. AIG has determined that because the unitary tax expense will never be borne by the subsidiaries, the state tax unitary liability is not included in this separate company expense.

ASSESSMENT OF DEFERRED TAX ASSET VALUATION ALLOWANCE

The evaluation of the recoverability of the deferred tax asset and the need for a valuation allowance requires us to weigh all positive and negative evidence to reach a conclusion that it is more likely than not that all or some portion of the deferred tax asset will not be realized. The weight given to the evidence is commensurate with the extent to which it can be objectively verified. The more negative evidence that exists, the more positive evidence is necessary and the more difficult it is to support a conclusion that a valuation allowance is not needed.

Our framework for assessing the recoverability of deferred tax assets requires us to consider all available evidence, including:

.. the nature, frequency and severity of cumulative financial reporting losses in recent years;

.. the predictability of future operating profitability of the character necessary to realize the net deferred tax asset;

.. the carryforward periods for the net operating loss, capital loss and foreign tax credit carryforwards, including the effect of reversing taxable temporary differences; and

.. prudent and feasible tax planning strategies that would be implemented, if necessary, to protect against the loss of deferred tax assets.

As a result of sales in the ordinary course of business to manage the investment portfolio and the application of prudent and feasible tax planning strategies in 2014, we determined that an additional portion of the capital loss carryforwards will more-likely-than-not be realized prior to their expiration. Accordingly, in 2014, we released $291 million of our deferred tax asset valuation associated with the capital loss carryforwards, of which $13 million was allocated to income and the remainder was allocated to other comprehensive income.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES

THE FOLLOWING TABLE PRESENTS A RECONCILIATION OF THE BEGINNING AND ENDING BALANCES OF THE TOTAL AMOUNTS OF GROSS UNRECOGNIZED TAX BENEFITS:

                                                   Years Ended
                                                   December 31,
                                                   ------------
(in millions)                                      2014   2013
-------------                                      ----   ----
Gross unrecognized tax benefits at beginning of
  year                                             $35    $32
   Increases in tax position for prior years        --      3
   Decreases in tax position for prior years        (6)    --
                                                   ---    ---
Gross unrecognized tax benefits at end of year     $29    $35
                                                   ===    ===

We regularly evaluate proposed adjustments by taxing authorities. At
December 31, 2014, such proposed adjustments would not have resulted in a material change to our financial condition. Although it is reasonably possible that a significant change in the balance of unrecognized tax benefits may occur within the next twelve months, based on the information currently available, we do not expect any change to be material to our financial condition.

At December 31, 2014 and 2013, our unrecognized tax benefits, excluding interest and penalties, were $26 million and $27 million, respectively. At December 31, 2014 and 2013, the amounts of unrecognized tax benefits that, if recognized, would favorably affect the effective tax rate were $26 million and $27 million, respectively.

Interest and penalties related to unrecognized tax benefits are recognized in income tax expense. At December 31, 2014 and 2013, we had accrued $2 million and $6 million, respectively, for the payment of interest (net of the federal benefit) and penalties. In 2014, we recognized income of $3 million, while in each of 2013 and 2012, we recognized expense of less than $1 million of interest (net of the federal benefit) and penalties.

We are not currently under IRS examination. Although the final outcome of possible issues raised in any future examination is uncertain, we believe that the ultimate liability, including interest, will not materially exceed amounts recorded in the financial statements. Taxable years 2001 to 2013 remain subject to examination by major tax jurisdictions.

17. RELATED PARTY TRANSACTIONS

EVENTS RELATED TO AIG

AIG Parent is subject to regulation by the Board of Governors of the Federal Reserve System (the Federal Reserve) as a systemically important financial institution (SIFI) pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act. AIG Parent was subject to regulation by the Federal Reserve as a savings and loan holding company as of March 31, 2014. The Federal Reserve approved AIG Parent's application to deregister as a savings and loan holding company effective April 4, 2014. AIG Parent will continue to be supervised by the Federal Reserve due to its designation by the Financial Stability Oversight Council as a non-bank SIFI.

On July 1, 2014, as a non-bank SIFI, AIG Parent submitted to its regulators its initial annual plan for rapid and orderly resolution in the event of material financial distress or failure, which must meet several specific standards, including requiring a detailed resolution strategy and analyses of material entities, organizational structure, interconnections and interdependencies, and management information systems, among other elements. The public section of the plan can be found on the websites of the Federal Reserve and the Federal Deposit Insurance Corporation. The Federal Reserve has yet to complete the regulatory framework that will be applicable to AIG Parent as a non-bank SIFI.

On July 18, 2013, the Financial Stability Board (consisting of representatives of national financial authorities of the G20 nations), in consultation with the International Association of Insurance Supervisors and national authorities, identified an initial list of Global Systemically Important Insurers, which included AIG Parent.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


Additional information on AIG Parent is publicly available in AIG Parent's regulatory filings with the SEC, which can be found at www.sec.gov. Information regarding AIG Parent as described herein is qualified by regulatory filings AIG Parent files from time to time with the SEC.

OPERATING AGREEMENTS

Pursuant to a cost allocation agreement, we purchase administrative, investment management, accounting, marketing and data processing services from AIG Parent or its subsidiaries. The allocation of costs for investment management services is based on the level of assets under management. The allocation of costs for other services is based on estimated level of usage, transactions or time incurred in providing the respective services. We incurred approximately $428 million, $384 million and $115 million for such services in 2014, 2013 and 2012, respectively. Accounts payable for such services at December 31, 2014 and 2013 were not significant.

Pursuant to an intercompany service agreement, we provide policy administrative services to affiliated entities. The amount earned for such services totaled $5 million, $5 million and $4 million in 2014, 2013 and 2012, respectively. Accounts receivable for such services at December 31, 2014 and 2013 were not significant.

SELKIRK TRANSACTIONS

During 2013 and 2014, we transferred portfolios of commercial mortgage loans to newly formed special purpose entities, Selkirk No. 2 Investments (SPV1) and Selkirk No. 3V Investments (SPV1V), respectively. The transactions involved the securitization of the transferred loans for the purpose of extending duration and increasing yield, with us receiving a significant beneficial interest in the securitized loans. As consideration for the transferred loans, we received beneficial interests in loan-backed and structured securities (the Notes) issued by other newly formed special purpose entities, an equity interest in SPV1 and SPV1V, and cash proceeds from the most senior tranche of notes issued to third party investors by other special purpose entities, Selkirk No. 2 Limited and Selkirk No. 3 Limited, of $113 million and $44 million, respectively. The consideration received had an aggregate fair value of approximately $471 million for the SPV1 transaction and $192 million for the SPV1V transaction. AIG Investments services the securitized loans on behalf of SPV1 and SPV1V.

We consolidate certain of the special purpose entities in the securitization structures, some of which are VIEs. See Note 9 for additional disclosures related to VIEs. As a result, certain of the Notes and our equity interest in SPV1and SPV1V were eliminated in consolidation, while the securitized commercial mortgage loans remained on the Balance Sheets. On a consolidated basis, the net change in our Balance Sheets as a result of these transactions consisted of additional assets in the form of cash consideration received that was subsequently invested and Notes issued to us by special purpose entities that we do not consolidate, and liabilities for the notes payable to third party investors issued by special purpose entities that we consolidate.

LIGHTHOUSE VI

During 2013, we, along with our affiliate American General Life Insurance Company (AGL) (collectively, the Insurers), executed three transactions in which a portfolio of securities (Transferred Portfolios) was, in each transaction, transferred into a newly established Common Trust Fund (CTF) in exchange for proportionate interests in all assets within each CTF as evidenced by specific securities controlled by and included within our representative security account. In each transaction, a portion of our securities (Exchange Assets) were transferred into the representative security account of AGL in exchange for other AGL securities. Only the transfers of the Exchange Assets between the Insurers qualify for derecognition treatment under ASC 860, "Transfers and Servicing," and thus were the only assets derecognized in the transfer of the Transferred Portfolios into the CTFs. The securities we received for the transfers of the Exchange Assets were initially recognized at fair value and will subsequently be carried as available for sale at fair value. We transferred securities with an aggregate fair value of $1.6 billion into the CTFs for all three transactions and recognized gains totaling $192 million on the transfer of the Exchange Assets. AIG Investments manages the portfolio of assets included in the CTFs.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


AMBROSE TRANSACTIONS

During 2012, 2013 and 2014, we acquired certain financial assets from AIG Parent and subsequently entered into three related securitization transactions with certain affiliates and third parties to enhance our statutory risk-based capital ratio, liquidity and net investment income. The financial assets acquired from AIG Parent in each transaction consisted of a structured security backed by a portfolio of structured securities (Repack Note) and were exchanged for an intraday Demand Note, which was subsequently extinguished. In each securitization transaction, we transferred a portfolio of high grade corporate securities and the Repack Note to newly formed special purpose entities; Ambrose 1, Ambrose 4 and Ambrose 6. As consideration for the transferred securities, we received beneficial interests in three tranches of structured securities (Class A1, B, C and X) issued by each Ambrose entity. The Class A1, B and C Notes were designed to closely replicate the interest and principal amortization payments of the securities transferred. The Class X notes were subsequently to AIG in exchange for cancellation of the Demand Notes described above, which resulted in capital contributions to us. Each Ambrose entity also issued a tranche of Class A2 notes to third party investors. Ambrose 6 also issued Class A1, B and C notes to an affiliate as consideration for similar transferred financial assets.

Capital commitments from a non-U.S. subsidiary of AIG Parent, which are guaranteed by AIG Parent, were received by Ambrose 1, Ambrose 4 and Ambrose 6 in the amount of $300 million, $300 million and $200 million, respectively, pursuant to which the promissor will contribute funds to the respective Ambrose entity upon demand. AIG Parent indirectly bears the first loss position in each transaction through its ownership of the Class X notes and its guarantee of the capital commitment. AIG Investments manages the portfolio of assets on behalf of each Ambrose entity.

Each Ambrose entity is a VIE and we consolidate Ambrose 1 and Ambrose 4, while the notes received from Ambrose 6 transaction were recorded as bonds available for sale, at fair value. See Note 9 for additional disclosures related to VIEs. The Class A1 and Class B structured securities we received are eliminated in consolidation. The Class X notes and the Class A2 notes that were issued by Ambrose 1 and Ambrose 4 and are held by AIG Parent and a third party, respectively, are classified as notes payable. The Ambrose entities elected the fair value option for their Class X notes payable. On a consolidated basis, these transactions resulted in an increase in our assets (Repack Note and cash, and notes received from Ambrose 6), liabilities (notes payable) and VALIC shareholder's equity (capital contribution from AIG Parent).

(in millions)                                            Ambrose 1    Ambrose 4    Ambrose 6
-------------                                          -------------- ---------- -------------
Date of transaction                                     December 2012  July 2013  October 2014
Combined carrying value of transferred securities and
  Repack Note                                          $        2,228 $    1,839 $         196
Fair value of Class A1 and Class B notes received               2,179      1,676           219
Fair value of Class X notes received                               49         66            26

AMERICAN HOME AND NATIONAL UNION GUARANTEES

We have a General Guarantee Agreement with American Home Assurance Company (American Home), an indirect wholly owned subsidiary of AIG Parent. Pursuant to the terms of the agreement, American Home has unconditionally and irrevocably guaranteed insurance policies we issued between March 3, 2003 and December 29, 2006.

CAPITAL MAINTENANCE AGREEMENT

In March 2011, we entered into a Capital Maintenance Agreement (CMA) with AIG Parent. Among other things, the CMA provided that AIG Parent would maintain our statutory-basis total adjusted capital at or above a specified minimum percentage of our projected Company Action Level Risk-Based Capital. AIG Parent did not make any capital contributions to us under the CMA in the three years ended December 31, 2014. As a result of managing capital through internal AIG Board-approved policies and guidelines, we and AIG agreed to terminate the CMA effective October 31, 2014.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


OTHER

Certain of our affiliates serve as the investment sub-advisor for certain of the mutual funds offered through our separate accounts. During 2014, 2013 and 2012, we incurred sub-advisory fee expenses of $10 million, $13 million and $12 million, respectively.

18. SUBSEQUENT EVENTS

We have evaluated subsequent events through April 27, 2015.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                                 ANNUAL REPORT
                               DECEMBER 31, 2014

                                   CONTENTS

Report of Independent Registered Public Accounting Firm...............  1
Statements of Assets and Liabilities and of Operations................  2
Schedules of Portfolio Investments.................................... 13
Statements of Changes in Net Assets................................... 15
Notes to Financial Statements......................................... 37

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of The Variable Annuity Life Insurance Company and the Contract Owners of its separate account, Separate Account A:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Divisions constituting Separate Account A (the "Separate Account"), a separate account of The Variable Annuity Life Insurance Company, at December 31, 2014, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2014 by correspondence with the mutual fund companies and transfer agents, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Houston, Texas
April 27, 2015

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES
                           STATEMENTS OF OPERATIONS

                                            VALIC        VALIC        VALIC       VALIC          VALIC          VALIC
                                          COMPANY I    COMPANY I    COMPANY I   COMPANY I      COMPANY I      COMPANY I
                                           CAPITAL      CAPITAL       MONEY       MONEY         MID CAP         ASSET
                                         CONSERVATION CONSERVATION   MARKET I    MARKET I        INDEX        ALLOCATION
                                             FUND         FUND         FUND        FUND           FUND           FUND
                                         ------------ ------------  ---------- ------------  --------------  ------------
                                          DIVISION 1   DIVISION 7   DIVISION 2  DIVISION 6     DIVISION 4     DIVISION 5
                                         ------------ ------------  ---------- ------------  --------------  ------------
STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2014
-----------------------
ASSETS AND LIABILITIES:
  Investments in Shares Of Mutual
   Funds, at Fair Value                   $1,992,882  $175,363,289   $509,509  $331,177,095  $3,133,104,703  $175,391,734
  Balance Due From (To) VALIC General
   Account, Net                               (2,904)     (209,197)       173      (438,103)     (2,540,542)     (101,267)
  Receivable (Payable) For Mutual Fund
   Sales (Purchases), Net                        489       192,573       (258)      401,008       2,152,692        85,476
                                          ----------  ------------   --------  ------------  --------------  ------------
Net Assets & Liabilities                  $1,990,467  $175,346,665   $509,424  $331,140,000  $3,132,716,853  $175,375,943
                                          ==========  ============   ========  ============  ==============  ============
CONTRACT OWNER RESERVES AND CAPITAL
  SURPLUS:
  Reserves For Redeemable Annuity
   Contracts (Net of Applicable
   Contract Loans--Partial Withdrawals
     with Right of Reinvestment)          $1,691,470  $175,248,206   $509,424  $331,127,981  $3,131,127,703  $175,251,415
  Reserves For Annuity Contracts On
   Benefit                                   298,997        98,459         --        12,019       1,589,150       124,528
                                          ----------  ------------   --------  ------------  --------------  ------------
Total Contract Owner Reserves              1,990,467   175,346,665    509,424   331,140,000   3,132,716,853   175,375,943
  Capital Surplus                                 --            --         --            --              --            --
                                          ----------  ------------   --------  ------------  --------------  ------------
Total Contract Owner Reserves and
  Capital Surplus                         $1,990,467  $175,346,665   $509,424  $331,140,000  $3,132,716,853  $175,375,943
                                          ==========  ============   ========  ============  ==============  ============
NET ASSETS ATTRIBUTABLE TO:
  Accumulation Units Outstanding          $1,691,470  $175,248,206   $509,424  $331,127,981  $3,131,127,703  $175,251,415
  Contracts in Payout (Annuitization)
   Period                                    298,997        98,459         --        12,019       1,589,150       124,528
  Funds Retained in Separate Account A
   by VALIC                                       --            --         --            --              --            --
                                          ----------  ------------   --------  ------------  --------------  ------------
TOTAL NET ASSETS                          $1,990,467  $175,346,665   $509,424  $331,140,000  $3,132,716,853  $175,375,943
                                          ==========  ============   ========  ============  ==============  ============
  TOTAL UNITS OUTSTANDING                    256,842    47,422,684    177,520   164,588,031     181,983,084    23,983,803
                                          ==========  ============   ========  ============  ==============  ============
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2014
------------------------------------
INVESTMENT INCOME:
  Dividends From Mutual Funds             $   66,248  $  4,783,407   $     52  $     34,496  $   33,888,489  $  3,026,961
EXPENSES:
  Mortality And Expense Risk Charge           21,618     1,558,563      5,193     3,277,774      29,334,596     1,703,824
  Reimbursements Of Expenses                      --            --         --            --              --            --
                                          ----------  ------------   --------  ------------  --------------  ------------
Net Investment Income (Loss)              $   44,630  $  3,224,844   $ (5,141) $ (3,243,278) $    4,553,893  $  1,323,137
                                          ----------  ------------   --------  ------------  --------------  ------------
REALIZED GAINS (LOSSES) ON INVESTMENTS:
  Realized Gains (Losses) on Sale of
   Fund Shares                            $   16,069  $  1,920,874   $     --  $         --  $  138,510,540  $  5,198,284
  Capital Gains Distributions From
   Mutual Funds                               32,193     2,324,458         --            --     126,699,380     9,448,196
                                          ----------  ------------   --------  ------------  --------------  ------------
Realized Gains (Losses) On Investments    $   48,262  $  4,245,332   $     --  $         --  $  265,209,920  $ 14,646,480
                                          ----------  ------------   --------  ------------  --------------  ------------
Change in Unrealized Appreciation
  (Depreciation) During The Period            13,233       573,127         --            --     (21,211,261)   (8,573,422)
                                          ----------  ------------   --------  ------------  --------------  ------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS                              $  106,125  $  8,043,303   $ (5,141) $ (3,243,278) $  248,552,552  $  7,396,195
                                          ==========  ============   ========  ============  ==============  ============

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES
                     STATEMENTS OF OPERATIONS (CONTINUED)

                                                                                                                      VALIC
                                              VALIC         VALIC         VALIC                        VALIC        COMPANY I
                                            COMPANY I     COMPANY I     COMPANY I    VALIC COMPANY   COMPANY I    INTERNATIONAL
                                           GOVERNMENT    STOCK INDEX   STOCK INDEX   I STOCK INDEX  STOCK INDEX   EQUITIES INDEX
                                         SECURITIES FUND     FUND          FUND          FUND           FUND           FUND
                                         --------------- ------------  ------------ --------------  ------------  --------------
                                           DIVISION 8    DIVISION 10A  DIVISION 10B  DIVISION 10C   DIVISION 10D   DIVISION 11
                                         --------------- ------------  ------------ --------------  ------------  --------------
STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2014
-----------------------
ASSETS AND LIABILITIES:
  Investments in Shares Of Mutual
   Funds, at Fair Value                   $117,640,368   $124,672,951  $12,683,735  $4,063,342,264  $ 16,926,853  $ 878,759,131
  Balance Due From (To) VALIC General
   Account, Net                               (246,397)        16,607        4,072      (4,643,226)         (891)      (962,867)
  Receivable (Payable) For Mutual Fund
   Sales (Purchases), Net                      236,665        (29,433)      (2,296)      4,196,366           531        802,778
                                          ------------   ------------  -----------  --------------  ------------  -------------
Net Assets & Liabilities                  $117,630,636   $124,660,125  $12,685,511  $4,062,895,404  $ 16,926,493  $ 878,599,042
                                          ============   ============  ===========  ==============  ============  =============
CONTRACT OWNER RESERVES AND CAPITAL
  SURPLUS:
  Reserves For Redeemable Annuity
   Contracts (Net of Applicable
   Contract Loans--Partial Withdrawals
     with Right of Reinvestment)          $117,524,806   $123,221,745  $12,577,644  $4,059,351,394  $ 16,850,750  $ 878,457,955
  Reserves For Annuity Contracts On
   Benefit                                     105,830      1,438,380      107,867       3,544,010        75,743        141,087
                                          ------------   ------------  -----------  --------------  ------------  -------------
Total Contract Owner Reserves              117,630,636    124,660,125   12,685,511   4,062,895,404    16,926,493    878,599,042
  Capital Surplus                                   --             --           --              --            --             --
                                          ------------   ------------  -----------  --------------  ------------  -------------
Total Contract Owner Reserves and
  Capital Surplus                         $117,630,636   $124,660,125  $12,685,511  $4,062,895,404  $ 16,926,493  $ 878,599,042
                                          ============   ============  ===========  ==============  ============  =============
NET ASSETS ATTRIBUTABLE TO:
  Accumulation Units Outstanding          $117,524,806   $123,221,745  $12,577,644  $4,059,351,394  $ 16,850,750  $ 878,457,955
  Contracts in Payout (Annuitization)
   Period                                      105,830      1,438,380      107,867       3,544,010        75,743        141,087
  Funds Retained in Separate Account A
   by VALIC                                         --             --           --              --            --             --
                                          ------------   ------------  -----------  --------------  ------------  -------------
TOTAL NET ASSETS                          $117,630,636   $124,660,125  $12,685,511  $4,062,895,404  $ 16,926,493  $ 878,599,042
                                          ============   ============  ===========  ==============  ============  =============
  TOTAL UNITS OUTSTANDING                   32,589,747      3,009,347      172,564     505,169,258     1,093,976    477,197,431
                                          ============   ============  ===========  ==============  ============  =============
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2014
------------------------------------
INVESTMENT INCOME:
  Dividends From Mutual Funds             $  2,976,566   $  2,038,043  $   203,206  $   63,168,228  $    259,746  $  25,126,874
EXPENSES:
  Mortality And Expense Risk Charge          1,200,419      1,253,759       41,584      37,799,423       162,960      9,844,623
  Reimbursements Of Expenses                        --             --           --              --            --             --
                                          ------------   ------------  -----------  --------------  ------------  -------------
Net Investment Income (Loss)              $  1,776,147   $    784,284  $   161,622  $   25,368,805  $     96,786  $  15,282,251
                                          ------------   ------------  -----------  --------------  ------------  -------------
REALIZED GAINS (LOSSES) ON INVESTMENTS:
  Realized Gains (Losses) on Sale of
   Fund Shares                            $   (190,246)  $  1,887,673  $   240,450  $  174,319,024  $    193,618  $  49,094,019
  Capital Gains Distributions From
   Mutual Funds                                487,222      2,856,981      284,860      88,550,847       364,118             --
                                          ------------   ------------  -----------  --------------  ------------  -------------
Realized Gains (Losses) On Investments    $    296,976   $  4,744,654  $   525,310  $  262,869,871  $    557,736  $  49,094,019
                                          ------------   ------------  -----------  --------------  ------------  -------------
Change in Unrealized Appreciation
  (Depreciation) During The Period           3,635,728      8,845,386      854,477     172,298,142     1,227,423   (126,162,854)
                                          ------------   ------------  -----------  --------------  ------------  -------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS                              $  5,708,851   $ 14,374,324  $ 1,541,409  $  460,536,818  $  1,881,945  $ (61,786,584)
                                          ============   ============  ===========  ==============  ============  =============

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES
                     STATEMENTS OF OPERATIONS (CONTINUED)


                                             VALIC         VALIC                                                       VALIC
                                           COMPANY I     COMPANY I                         VALIC         VALIC       COMPANY I
                                         GLOBAL SOCIAL     INT'L       VALIC COMPANY     COMPANY I     COMPANY I     SCIENCE &
                                           AWARENESS    GOVERNMENT   I SMALL CAP INDEX  CORE EQUITY    GROWTH &     TECHNOLOGY
                                             FUND        BOND FUND         FUND            FUND       INCOME FUND      FUND
                                         ------------- ------------  ----------------- ------------  ------------  ------------
                                          DIVISION 12   DIVISION 13     DIVISION 14     DIVISION 15   DIVISION 16   DIVISION 17
                                         ------------- ------------  ----------------- ------------  ------------  ------------
STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2014
-----------------------
ASSETS AND LIABILITIES:
  Investments in Shares Of Mutual
   Funds, at Fair Value                  $404,866,973  $171,112,183   $1,051,340,573   $270,596,731  $112,615,320  $942,271,744
  Balance Due From (To) VALIC General
   Account, Net                              (690,419)      (83,890)        (598,582)      (185,237)      (68,194)     (594,814)
  Receivable (Payable) For Mutual Fund
   Sales (Purchases), Net                     657,956        47,575          471,041        160,637        53,213       523,249
                                         ------------  ------------   --------------   ------------  ------------  ------------
Net Assets & Liabilities                 $404,834,510  $171,075,868   $1,051,213,032   $270,572,131  $112,600,339  $942,200,179
                                         ============  ============   ==============   ============  ============  ============
CONTRACT OWNER RESERVES AND CAPITAL
  SURPLUS:
  Reserves For Redeemable Annuity
   Contracts (Net of Applicable
   Contract Loans--Partial Withdrawals
     with Right of Reinvestment)         $404,510,426  $171,036,424   $1,050,664,333   $270,347,250  $112,541,113  $941,451,861
  Reserves For Annuity Contracts On
   Benefit                                    324,084        39,444          548,699        224,881        59,226       748,318
                                         ------------  ------------   --------------   ------------  ------------  ------------
Total Contract Owner Reserves             404,834,510   171,075,868    1,051,213,032    270,572,131   112,600,339   942,200,179
  Capital Surplus                                  --            --               --             --            --            --
                                         ------------  ------------   --------------   ------------  ------------  ------------
Total Contract Owner Reserves and
  Capital Surplus                        $404,834,510  $171,075,868   $1,051,213,032   $270,572,131  $112,600,339  $942,200,179
                                         ============  ============   ==============   ============  ============  ============
NET ASSETS ATTRIBUTABLE TO:
  Accumulation Units Outstanding         $404,510,426  $171,036,424   $1,050,664,333   $270,347,250  $112,541,113  $941,451,861
  Contracts in Payout (Annuitization)
   Period                                     324,084        39,444          548,699        224,881        59,226       748,318
  Funds Retained in Separate Account A
   by VALIC                                        --            --               --             --            --            --
                                         ------------  ------------   --------------   ------------  ------------  ------------
TOTAL NET ASSETS                         $404,834,510  $171,075,868   $1,051,213,032   $270,572,131  $112,600,339  $942,200,179
                                         ============  ============   ==============   ============  ============  ============
  TOTAL UNITS OUTSTANDING                  71,601,445    57,426,985      181,699,697     79,935,820    32,066,741   207,052,425
                                         ============  ============   ==============   ============  ============  ============
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2014
------------------------------------
INVESTMENT INCOME:
  Dividends From Mutual Funds            $  5,746,429  $  3,295,668   $   13,039,688   $  3,124,634  $    775,790  $  1,118,551
EXPENSES:
  Mortality And Expense Risk Charge         3,807,320     1,789,001        9,914,975      2,571,014     1,023,523     8,607,063
  Reimbursements Of Expenses                       --            --               --             --            --            --
                                         ------------  ------------   --------------   ------------  ------------  ------------
Net Investment Income (Loss)             $  1,939,109  $  1,506,667   $    3,124,713   $    553,620  $   (247,733) $ (7,488,512)
                                         ------------  ------------   --------------   ------------  ------------  ------------
REALIZED GAINS (LOSSES) ON INVESTMENTS:
  Realized Gains (Losses) on Sale of
   Fund Shares                           $ 22,545,731  $   (448,514)  $   59,638,364   $ 15,276,963  $  5,218,507  $ 52,579,289
  Capital Gains Distributions From
   Mutual Funds                                    --     2,056,407       24,084,102             --            --            --
                                         ------------  ------------   --------------   ------------  ------------  ------------
Realized Gains (Losses) On Investments   $ 22,545,731  $  1,607,893   $   83,722,466   $ 15,276,963  $  5,218,507  $ 52,579,289
                                         ------------  ------------   --------------   ------------  ------------  ------------
Change in Unrealized Appreciation
  (Depreciation) During The Period          3,114,524    (2,397,520)     (49,143,736)    10,703,355     8,091,245    69,032,959
                                         ------------  ------------   --------------   ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS                             $ 27,599,364  $    717,040   $   37,703,443   $ 26,533,938  $ 13,062,019  $114,123,736
                                         ============  ============   ==============   ============  ============  ============

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES
                     STATEMENTS OF OPERATIONS (CONTINUED)


                                             VALIC         VALIC         VALIC
                                           COMPANY I     COMPANY I     COMPANY I     VANGUARD LT    VANGUARD
                                           SMALL CAP   INTERNATIONAL DIVIDEND VALUE  INVESTMENT     LONG-TERM      VANGUARD
                                             FUND       GROWTH FUND       FUND       GRADE FUND   TREASURY FUND WINDSOR II FUND
                                         ------------  ------------- -------------- ------------  ------------- ---------------
                                          DIVISION 18   DIVISION 20   DIVISION 21    DIVISION 22   DIVISION 23    DIVISION 24
                                         ------------  ------------- -------------- ------------  ------------- ---------------
STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2014
-----------------------
ASSETS AND LIABILITIES:
  Investments in Shares Of Mutual
   Funds, at Fair Value                  $359,723,347  $508,003,028   $640,618,271  $329,616,764  $264,789,467  $1,845,960,140
  Balance Due From (To) VALIC General
   Account, Net                              (334,804)     (784,125)      (247,392)     (270,482)      (25,049)       (207,583)
  Receivable (Payable) For Mutual Fund
   Sales (Purchases), Net                     306,333       722,878        107,213       197,424        (7,972)         30,144
                                         ------------  ------------   ------------  ------------  ------------  --------------
Net Assets & Liabilities                 $359,694,876  $507,941,781   $640,478,092  $329,543,706  $264,756,446  $1,845,782,701
                                         ============  ============   ============  ============  ============  ==============
CONTRACT OWNER RESERVES AND CAPITAL
  SURPLUS:
  Reserves For Redeemable Annuity
   Contracts (Net of Applicable
   Contract Loans--Partial Withdrawals
     with Right of Reinvestment)         $359,408,083  $507,501,611   $640,353,292  $329,503,036  $264,696,567  $1,845,178,806
  Reserves For Annuity Contracts On
   Benefit                                    286,793       440,170        124,800        40,670        59,879         603,895
                                         ------------  ------------   ------------  ------------  ------------  --------------
Total Contract Owner Reserves             359,694,876   507,941,781    640,478,092   329,543,706   264,756,446   1,845,782,701
  Capital Surplus                                  --            --             --            --            --              --
                                         ------------  ------------   ------------  ------------  ------------  --------------
Total Contract Owner Reserves and
  Capital Surplus                        $359,694,876  $507,941,781   $640,478,092  $329,543,706  $264,756,446  $1,845,782,701
                                         ============  ============   ============  ============  ============  ==============
NET ASSETS ATTRIBUTABLE TO:
  Accumulation Units Outstanding         $359,408,083  $507,501,611   $640,353,292  $329,503,036  $264,696,567  $1,845,178,806
  Contracts in Payout (Annuitization)
   Period                                     286,793       440,170        124,800        40,670        59,879         603,895
  Funds Retained in Separate Account A
   by VALIC                                        --            --             --            --            --              --
                                         ------------  ------------   ------------  ------------  ------------  --------------
TOTAL NET ASSETS                         $359,694,876  $507,941,781   $640,478,092  $329,543,706  $264,756,446  $1,845,782,701
                                         ============  ============   ============  ============  ============  ==============
  TOTAL UNITS OUTSTANDING                  77,943,885   181,601,798    240,335,034   100,256,577    79,135,118     501,441,266
                                         ============  ============   ============  ============  ============  ==============
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2014
------------------------------------
INVESTMENT INCOME:
  Dividends From Mutual Funds            $  1,199,599  $ 10,215,495   $ 10,616,211  $ 11,976,600  $  7,628,235  $   39,685,405
EXPENSES:
  Mortality And Expense Risk Charge         3,507,773     5,231,177      5,549,560     3,251,759     2,959,083      21,114,919
  Reimbursements Of Expenses                       --            --             --      (664,303)     (612,201)             --
                                         ------------  ------------   ------------  ------------  ------------  --------------
Net Investment Income (Loss)             $ (2,308,174) $  4,984,318   $  5,066,651  $  9,389,144  $  5,281,353  $   18,570,486
                                         ------------  ------------   ------------  ------------  ------------  --------------
REALIZED GAINS (LOSSES) ON INVESTMENTS:
  Realized Gains (Losses) on Sale of
   Fund Shares                           $ 27,706,186  $ 34,047,688   $ 25,185,820  $  3,388,734  $    178,525  $   60,434,684
  Capital Gains Distributions From
   Mutual Funds                            16,938,654            --             --     4,554,181     3,858,679     119,070,081
                                         ------------  ------------   ------------  ------------  ------------  --------------
Realized Gains (Losses) On Investments   $ 44,644,840  $ 34,047,688   $ 25,185,820  $  7,942,915  $  4,037,204  $  179,504,765
                                         ------------  ------------   ------------  ------------  ------------  --------------
Change in Unrealized Appreciation
  (Depreciation) During The Period        (32,407,076)  (63,133,800)    16,177,301    23,538,005    43,574,067     (32,096,293)
                                         ------------  ------------   ------------  ------------  ------------  --------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS                             $  9,929,590  $(24,101,794)  $ 46,429,772  $ 40,870,064  $ 52,892,624  $  165,978,958
                                         ============  ============   ============  ============  ============  ==============

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES
                     STATEMENTS OF OPERATIONS (CONTINUED)


                                                             VALIC
                                                          COMPANY II       VALIC         VALIC         VALIC         VALIC
                                                         INTERNATIONAL  COMPANY II    COMPANY II    COMPANY II    COMPANY II
                                            VANGUARD     OPPORTUNITIES   SMALL CAP     SMALL CAP      MID CAP    MID CAP VALUE
                                         WELLINGTON FUND     FUND       GROWTH FUND   VALUE FUND    GROWTH FUND      FUND
                                         --------------- ------------- ------------  ------------  ------------  -------------
                                           DIVISION 25    DIVISION 33   DIVISION 35   DIVISION 36   DIVISION 37   DIVISION 38
                                         --------------- ------------- ------------  ------------  ------------  -------------
STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2014
-----------------------
ASSETS AND LIABILITIES:
  Investments in Shares Of Mutual
   Funds, at Fair Value                  $1,830,395,491  $546,286,328  $ 92,195,910  $531,540,766  $131,222,017  $866,549,502
  Balance Due From (To) VALIC General
   Account, Net                                (364,343)      410,872      (159,316)     (355,238)     (293,749)     (773,582)
  Receivable (Payable) For Mutual Fund
   Sales (Purchases), Net                       120,714      (469,441)      149,795       305,589       274,210       648,844
                                         --------------  ------------  ------------  ------------  ------------  ------------
Net Assets & Liabilities                 $1,830,151,862  $546,227,759  $ 92,186,389  $531,491,117  $131,202,478  $866,424,764
                                         ==============  ============  ============  ============  ============  ============
CONTRACT OWNER RESERVES AND CAPITAL
  SURPLUS:
  Reserves For Redeemable Annuity
   Contracts (Net of Applicable
   Contract Loans--Partial Withdrawals
     with Right of Reinvestment)         $1,823,893,671  $546,151,823  $ 92,177,624  $531,341,981  $131,198,806  $866,263,106
  Reserves For Annuity Contracts On
   Benefit                                    6,258,191        75,936         8,765       149,136         3,672       161,658
                                         --------------  ------------  ------------  ------------  ------------  ------------
Total Contract Owner Reserves             1,830,151,862   546,227,759    92,186,389   531,491,117   131,202,478   866,424,764
  Capital Surplus                                    --            --            --            --            --            --
                                         --------------  ------------  ------------  ------------  ------------  ------------
Total Contract Owner Reserves and
  Capital Surplus                        $1,830,151,862  $546,227,759  $ 92,186,389  $531,491,117  $131,202,478  $866,424,764
                                         ==============  ============  ============  ============  ============  ============
NET ASSETS ATTRIBUTABLE TO:
  Accumulation Units Outstanding         $1,823,893,671  $546,151,823  $ 92,177,624  $531,341,981  $131,198,806  $866,263,106
  Contracts in Payout (Annuitization)
   Period                                     6,258,191        75,936         8,765       149,136         3,672       161,658
  Funds Retained in Separate Account A
   by VALIC                                          --            --            --            --            --            --
                                         --------------  ------------  ------------  ------------  ------------  ------------
TOTAL NET ASSETS                         $1,830,151,862  $546,227,759  $ 92,186,389  $531,491,117  $131,202,478  $866,424,764
                                         ==============  ============  ============  ============  ============  ============
  TOTAL UNITS OUTSTANDING                   475,391,228   264,766,357    34,657,295   147,595,202    70,016,818   167,438,143
                                         ==============  ============  ============  ============  ============  ============
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2014
------------------------------------
INVESTMENT INCOME:
  Dividends From Mutual Funds            $   45,182,261  $  7,092,285  $         --  $  4,697,379  $     89,030  $  2,570,587
EXPENSES:
  Mortality And Expense Risk Charge          21,439,551     5,463,349       916,020     4,872,356     1,320,882     8,141,429
  Reimbursements Of Expenses                         --    (1,401,915)     (236,824)   (1,262,291)     (338,506)   (2,134,443)
                                         --------------  ------------  ------------  ------------  ------------  ------------
Net Investment Income (Loss)             $   23,742,710  $  3,030,851  $   (679,196) $  1,087,314  $   (893,346) $ (3,436,399)
                                         --------------  ------------  ------------  ------------  ------------  ------------
REALIZED GAINS (LOSSES) ON INVESTMENTS:
  Realized Gains (Losses) on Sale of
   Fund Shares                           $   36,738,079  $ 25,435,667  $  7,546,365  $ 17,119,773  $ 10,575,574  $ 42,852,675
  Capital Gains Distributions From
   Mutual Funds                              67,238,277            --     7,612,315    50,030,373    11,470,466    51,288,177
                                         --------------  ------------  ------------  ------------  ------------  ------------
Realized Gains (Losses) On Investments   $  103,976,356  $ 25,435,667  $ 15,158,680  $ 67,150,146  $ 22,046,040  $ 94,140,852
                                         --------------  ------------  ------------  ------------  ------------  ------------
Change in Unrealized Appreciation
  (Depreciation) During The Period           18,992,489   (61,968,062)  (15,816,685)  (44,005,635)  (19,052,788)  (41,124,021)
                                         --------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS                             $  146,711,555  $(33,501,544) $ (1,337,201) $ 24,231,825  $  2,099,906  $ 49,580,432
                                         ==============  ============  ============  ============  ============  ============

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES
                     STATEMENTS OF OPERATIONS (CONTINUED)


                                            VALIC                       VALIC                                      VALIC
                                          COMPANY II      VALIC      COMPANY II      VALIC          VALIC        COMPANY II
                                           CAPITAL     COMPANY II     SOCIALLY     COMPANY II     COMPANY I      AGGRESSIVE
                                         APPRECIATION   LARGE CAP    RESPONSIBLE  MONEY MARKET  NASDAQ-100 (R)     GROWTH
                                             FUND      VALUE FUND       FUND        II FUND       INDEX FUND   LIFESTYLE FUND
                                         ------------ ------------  ------------  ------------  -------------- --------------
                                         DIVISION 39   DIVISION 40   DIVISION 41  DIVISION 44    DIVISION 46    DIVISION 48
                                         ------------ ------------  ------------  ------------  -------------- --------------
STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2014
-----------------------
ASSETS AND LIABILITIES:
  Investments in Shares Of Mutual
   Funds, at Fair Value                  $42,155,018  $194,427,511  $716,146,664  $158,700,350   $256,162,518   $515,236,821
  Balance Due From (To) VALIC General
   Account, Net                              (10,682)     (102,341)     (552,833)      122,753       (310,461)       234,886
  Receivable (Payable) For Mutual Fund
   Sales (Purchases), Net                      3,574        60,417       449,028      (135,189)       288,526       (331,734)
                                         -----------  ------------  ------------  ------------   ------------   ------------
Net Assets & Liabilities                 $42,147,910  $194,385,587  $716,042,859  $158,687,914   $256,140,583   $515,139,973
                                         ===========  ============  ============  ============   ============   ============
CONTRACT OWNER RESERVES AND CAPITAL
  SURPLUS:
  Reserves For Redeemable Annuity
   Contracts (Net of Applicable
   Contract Loans--Partial Withdrawals
     with Right of Reinvestment)         $42,147,910  $194,383,950  $715,996,850  $158,656,899   $256,105,380   $515,075,112
  Reserves For Annuity Contracts On
   Benefit                                        --         1,637        46,009        31,015         35,203         64,861
                                         -----------  ------------  ------------  ------------   ------------   ------------
Total Contract Owner Reserves             42,147,910   194,385,587   716,042,859   158,687,914    256,140,583    515,139,973
  Capital Surplus                                 --            --            --            --             --             --
                                         -----------  ------------  ------------  ------------   ------------   ------------
Total Contract Owner Reserves and
  Capital Surplus                        $42,147,910  $194,385,587  $716,042,859  $158,687,914   $256,140,583   $515,139,973
                                         ===========  ============  ============  ============   ============   ============
NET ASSETS ATTRIBUTABLE TO:
  Accumulation Units Outstanding         $42,147,910  $194,383,950  $715,996,850  $158,656,899   $256,105,380   $515,075,112
  Contracts in Payout (Annuitization)
   Period                                         --         1,637        46,009        31,015         35,203         64,861
  Funds Retained in Separate Account A
   by VALIC                                       --            --            --            --             --             --
                                         -----------  ------------  ------------  ------------   ------------   ------------
TOTAL NET ASSETS                         $42,147,910  $194,385,587  $716,042,859  $158,687,914   $256,140,583   $515,139,973
                                         ===========  ============  ============  ============   ============   ============
  TOTAL UNITS OUTSTANDING                 25,635,002    70,147,074   287,490,737   129,017,658    221,062,156    185,272,756
                                         ===========  ============  ============  ============   ============   ============
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2014
------------------------------------
INVESTMENT INCOME:
  Dividends From Mutual Funds            $   184,249  $  2,164,086  $  8,835,983  $     17,127   $  1,619,674   $  4,485,453
EXPENSES:
  Mortality And Expense Risk Charge          405,259     1,862,583     6,430,938     1,641,488      2,126,421      4,728,407
  Reimbursements Of Expenses                (105,341)     (476,419)   (1,645,578)     (420,788)            --     (1,218,153)
                                         -----------  ------------  ------------  ------------   ------------   ------------
Net Investment Income (Loss)             $  (115,669) $    777,922  $  4,050,623  $ (1,203,573)  $   (506,747)  $    975,199
                                         -----------  ------------  ------------  ------------   ------------   ------------
REALIZED GAINS (LOSSES) ON INVESTMENTS:
  Realized Gains (Losses) on Sale of
   Fund Shares                           $ 3,914,663  $ 11,031,383  $ 38,450,246  $         (1)  $  8,840,645   $  7,666,832
  Capital Gains Distributions From
   Mutual Funds                                   --            --            --            --      1,039,171      4,164,561
                                         -----------  ------------  ------------  ------------   ------------   ------------
Realized Gains (Losses) On Investments   $ 3,914,663  $ 11,031,383  $ 38,450,246  $         (1)  $  9,879,816   $ 11,831,393
                                         -----------  ------------  ------------  ------------   ------------   ------------
Change in Unrealized Appreciation
  (Depreciation) During The Period          (663,590)    6,232,249    48,243,514             1     26,589,549      4,206,949
                                         -----------  ------------  ------------  ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS                             $ 3,135,404  $ 18,041,554  $ 90,744,383  $ (1,203,573)  $ 35,962,618   $ 17,013,541
                                         ===========  ============  ============  ============   ============   ============

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES
                     STATEMENTS OF OPERATIONS (CONTINUED)


                                             VALIC          VALIC
                                           COMPANY II     COMPANY II                   VANGUARD      VANGUARD       VALIC
                                            MODERATE     CONSERVATIVE    VANGUARD    LIFESTRATEGY  LIFESTRATEGY  COMPANY II
                                             GROWTH         GROWTH     LIFESTRATEGY    MODERATE    CONSERVATIVE   CORE BOND
                                         LIFESTYLE FUND LIFESTYLE FUND GROWTH FUND   GROWTH FUND   GROWTH FUND      FUND
                                         -------------- -------------- ------------  ------------  ------------ ------------
                                          DIVISION 49    DIVISION 50   DIVISION 52   DIVISION 53   DIVISION 54   DIVISION 58
                                         -------------- -------------- ------------  ------------  ------------ ------------
STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2014
-----------------------
ASSETS AND LIABILITIES:
  Investments in Shares Of Mutual
   Funds, at Fair Value                   $796,992,982   $325,022,513  $214,139,919  $224,639,900  $84,509,367  $714,180,447
  Balance Due From (To) VALIC General
   Account, Net                               (279,175)       287,047        24,440      (113,979)      24,585      (734,114)
  Receivable (Payable) For Mutual Fund
   Sales (Purchases), Net                      171,781       (321,446)      (48,861)       87,491      (32,502)      637,216
                                          ------------   ------------  ------------  ------------  -----------  ------------
Net Assets & Liabilities                  $796,885,588   $324,988,114  $214,115,498  $224,613,412  $84,501,450  $714,083,549
                                          ============   ============  ============  ============  ===========  ============
CONTRACT OWNER RESERVES AND CAPITAL
  SURPLUS:
  Reserves For Redeemable Annuity
   Contracts (Net of Applicable
   Contract Loans--Partial Withdrawals
     with Right of Reinvestment)          $796,855,056   $324,560,454  $214,096,627  $224,603,392  $84,501,450  $714,071,176
  Reserves For Annuity Contracts On
   Benefit                                      30,532        427,660        18,871        10,020           --        12,373
                                          ------------   ------------  ------------  ------------  -----------  ------------
Total Contract Owner Reserves              796,885,588    324,988,114   214,115,498   224,613,412   84,501,450   714,083,549
  Capital Surplus                                   --             --            --            --           --            --
                                          ------------   ------------  ------------  ------------  -----------  ------------
Total Contract Owner Reserves and
  Capital Surplus                         $796,885,588   $324,988,114  $214,115,498  $224,613,412  $84,501,450  $714,083,549
                                          ============   ============  ============  ============  ===========  ============
NET ASSETS ATTRIBUTABLE TO:
  Accumulation Units Outstanding          $796,855,056   $324,560,454  $214,096,627  $224,603,392  $84,501,450  $714,071,176
  Contracts in Payout (Annuitization)
   Period                                       30,532        427,660        18,871        10,020           --        12,373
  Funds Retained in Separate Account A
   by VALIC                                         --             --            --            --           --            --
                                          ------------   ------------  ------------  ------------  -----------  ------------
TOTAL NET ASSETS                          $796,885,588   $324,988,114  $214,115,498  $224,613,412  $84,501,450  $714,083,549
                                          ============   ============  ============  ============  ===========  ============
  TOTAL UNITS OUTSTANDING                  281,014,873    123,317,311    99,085,411   106,092,172   42,734,911   362,992,295
                                          ============   ============  ============  ============  ===========  ============
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2014
------------------------------------
INVESTMENT INCOME:
  Dividends From Mutual Funds             $  9,545,873   $  5,863,627  $  4,431,351  $  4,624,396  $ 1,759,456  $ 13,177,531
EXPENSES:
  Mortality And Expense Risk Charge          7,332,843      3,001,651     2,550,523     2,675,852    1,001,486     6,830,565
  Reimbursements Of Expenses                (1,877,521)      (763,997)           --            --           --    (1,761,282)
                                          ------------   ------------  ------------  ------------  -----------  ------------
Net Investment Income (Loss)              $  4,090,551   $  3,625,973  $  1,880,828  $  1,948,544  $   757,970  $  8,108,248
                                          ------------   ------------  ------------  ------------  -----------  ------------
REALIZED GAINS (LOSSES) ON INVESTMENTS:
  Realized Gains (Losses) on Sale of
   Fund Shares                            $  5,696,847   $  6,202,694  $  3,342,935  $  6,410,171  $ 2,866,581  $ 11,540,787
  Capital Gains Distributions From
   Mutual Funds                             18,510,975      7,896,826     1,373,325     1,450,223    2,051,249     5,076,667
                                          ------------   ------------  ------------  ------------  -----------  ------------
Realized Gains (Losses) On Investments    $ 24,207,822   $ 14,099,520  $  4,716,260  $  7,860,394  $ 4,917,830  $ 16,617,454
                                          ------------   ------------  ------------  ------------  -----------  ------------
Change in Unrealized Appreciation
  (Depreciation) During The Period          (2,772,870)    (9,459,411)    5,321,192     2,482,995   (1,170,998)    7,641,574
                                          ------------   ------------  ------------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS                              $ 25,525,503   $  8,266,082  $ 11,918,280  $ 12,291,933  $ 4,504,802  $ 32,367,276
                                          ============   ============  ============  ============  ===========  ============

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES
                     STATEMENTS OF OPERATIONS (CONTINUED)


                                                                                                    AMERICAN
                                             VALIC          VALIC                                    BEACON         VALIC
                                           COMPANY II    COMPANY II                    ARIEL      HOLLAND LARGE   COMPANY I
                                         STRATEGIC BOND  HIGH YIELD                 APPRECIATION   CAP GROWTH     BLUE CHIP
                                              FUND        BOND FUND    ARIEL FUND       FUND          FUND       GROWTH FUND
                                         -------------- ------------  ------------  ------------  ------------- ------------
                                          DIVISION 59    DIVISION 60   DIVISION 68  DIVISION 69    DIVISION 70   DIVISION 72
                                         -------------- ------------  ------------  ------------  ------------- ------------
STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2014
-----------------------
ASSETS AND LIABILITIES:
  Investments in Shares Of Mutual
   Funds, at Fair Value                   $607,660,947  $338,396,835  $482,796,006  $469,256,372   $67,200,466  $542,678,611
  Balance Due From (To) VALIC General
   Account, Net                               (183,151)     (166,837)     (389,857)     (241,537)      (31,042)     (652,315)
  Receivable (Payable) For Mutual Fund
   Sales (Purchases), Net                       70,366       102,085       331,694       212,473        21,332       562,211
                                          ------------  ------------  ------------  ------------   -----------  ------------
Net Assets & Liabilities                  $607,548,162  $338,332,083  $482,737,843  $469,227,308   $67,190,756  $542,588,507
                                          ============  ============  ============  ============   ===========  ============
CONTRACT OWNER RESERVES AND CAPITAL
  SURPLUS:
  Reserves For Redeemable Annuity
   Contracts (Net of Applicable
   Contract Loans--Partial Withdrawals
     with Right of Reinvestment)          $607,376,083  $338,317,169  $482,546,627  $468,810,317   $67,179,248  $542,536,286
  Reserves For Annuity Contracts On
   Benefit                                     172,079        14,914       191,216       416,991        11,508        52,221
                                          ------------  ------------  ------------  ------------   -----------  ------------
Total Contract Owner Reserves              607,548,162   338,332,083   482,737,843   469,227,308    67,190,756   542,588,507
  Capital Surplus                                   --            --            --            --            --            --
                                          ------------  ------------  ------------  ------------   -----------  ------------
Total Contract Owner Reserves and
  Capital Surplus                         $607,548,162  $338,332,083  $482,737,843  $469,227,308   $67,190,756  $542,588,507
                                          ============  ============  ============  ============   ===========  ============
NET ASSETS ATTRIBUTABLE TO:
  Accumulation Units Outstanding          $607,376,083  $338,317,169  $482,546,627  $468,810,317   $67,179,248  $542,536,286
  Contracts in Payout (Annuitization)
   Period                                      172,079        14,914       191,216       416,991        11,508        52,221
  Funds Retained in Separate Account A
   by VALIC                                         --            --            --            --            --            --
                                          ------------  ------------  ------------  ------------   -----------  ------------
TOTAL NET ASSETS                          $607,548,162  $338,332,083  $482,737,843  $469,227,308   $67,190,756  $542,588,507
                                          ============  ============  ============  ============   ===========  ============
  TOTAL UNITS OUTSTANDING                  227,800,046   136,270,181   151,989,478   146,499,456    40,202,025   316,697,102
                                          ============  ============  ============  ============   ===========  ============
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2014
------------------------------------
INVESTMENT INCOME:
  Dividends From Mutual Funds             $ 22,074,498  $ 15,905,396  $  2,649,122  $  3,251,280   $        --  $    905,519
EXPENSES:
  Mortality And Expense Risk Charge          5,838,326     3,248,079     5,457,957     5,303,414       813,156     5,220,870
  Reimbursements Of Expenses                (1,500,880)     (822,727)   (1,161,006)   (1,107,933)     (169,745)           --
                                          ------------  ------------  ------------  ------------   -----------  ------------
Net Investment Income (Loss)              $ 17,737,052  $ 13,480,044  $ (1,647,829) $   (944,201)  $  (643,411) $ (4,315,351)
                                          ------------  ------------  ------------  ------------   -----------  ------------
REALIZED GAINS (LOSSES) ON INVESTMENTS:
  Realized Gains (Losses) on Sale of
   Fund Shares                            $  8,180,756  $  6,805,521  $ 39,930,548  $ 28,143,785   $ 4,632,685  $ 36,192,240
  Capital Gains Distributions From
   Mutual Funds                              5,828,300            --    56,186,831    47,970,768     6,338,534    20,404,464
                                          ------------  ------------  ------------  ------------   -----------  ------------
Realized Gains (Losses) On Investments    $ 14,009,056  $  6,805,521  $ 96,117,379  $ 76,114,553   $10,971,219  $ 56,596,704
                                          ------------  ------------  ------------  ------------   -----------  ------------
Change in Unrealized Appreciation
  (Depreciation) During The Period         (13,077,173)  (13,695,582)  (50,272,170)  (44,016,385)   (6,298,280)   (9,881,934)
                                          ------------  ------------  ------------  ------------   -----------  ------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS                              $ 18,668,935  $  6,589,983  $ 44,197,380  $ 31,153,967   $ 4,029,528  $ 42,399,419
                                          ============  ============  ============  ============   ===========  ============

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES
                     STATEMENTS OF OPERATIONS (CONTINUED)


                                                                          VALIC
                                              VALIC                     COMPANY I       VALIC         VALIC
                                            COMPANY I        VALIC      BROAD CAP     COMPANY I     COMPANY I        VALIC
                                         HEALTH SCIENCES   COMPANY I   VALUE INCOME   LARGE CAP     INFLATION      COMPANY I
                                              FUND        VALUE FUND       FUND       CORE FUND   PROTECTED FUND  GROWTH FUND
                                         --------------- ------------  ------------ ------------  -------------- ------------
                                           DIVISION 73    DIVISION 74  DIVISION 75   DIVISION 76   DIVISION 77    DIVISION 78
                                         --------------- ------------  ------------ ------------  -------------- ------------
STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2014
-----------------------
ASSETS AND LIABILITIES:
  Investments in Shares Of Mutual
   Funds, at Fair Value                   $741,407,998   $104,127,851  $49,564,289  $168,573,855   $447,434,489  $976,850,823
  Balance Due From (To) VALIC General
   Account, Net                                 94,798       (162,201)      19,352      (285,324)      (369,290)     (546,117)
  Receivable (Payable) For Mutual Fund
   Sales (Purchases), Net                     (151,604)       136,482      (25,674)      258,758        288,047       432,554
                                          ------------   ------------  -----------  ------------   ------------  ------------
Net Assets & Liabilities                  $741,351,192   $104,102,132  $49,557,967  $168,547,289   $447,353,246  $976,737,260
                                          ============   ============  ===========  ============   ============  ============
CONTRACT OWNER RESERVES AND CAPITAL
  SURPLUS:
  Reserves For Redeemable Annuity
   Contracts (Net of Applicable
   Contract Loans--Partial Withdrawals
     with Right of Reinvestment)          $741,216,793   $104,097,735  $49,557,967  $168,512,626   $447,223,607  $976,421,274
  Reserves For Annuity Contracts On
   Benefit                                     134,399          4,397           --        34,663        129,639       315,986
                                          ------------   ------------  -----------  ------------   ------------  ------------
Total Contract Owner Reserves              741,351,192    104,102,132   49,557,967   168,547,289    447,353,246   976,737,260
  Capital Surplus                                   --             --           --            --             --            --
                                          ------------   ------------  -----------  ------------   ------------  ------------
Total Contract Owner Reserves and
  Capital Surplus                         $741,351,192   $104,102,132  $49,557,967  $168,547,289   $447,353,246  $976,737,260
                                          ============   ============  ===========  ============   ============  ============
NET ASSETS ATTRIBUTABLE TO:
  Accumulation Units Outstanding          $741,216,793   $104,097,735  $49,557,967  $168,512,626   $447,223,607  $976,421,274
  Contracts in Payout (Annuitization)
   Period                                      134,399          4,397           --        34,663        129,639       315,986
  Funds Retained in Separate Account A
   by VALIC                                         --             --           --            --             --            --
                                          ------------   ------------  -----------  ------------   ------------  ------------
TOTAL NET ASSETS                          $741,351,192   $104,102,132  $49,557,967  $168,547,289   $447,353,246  $976,737,260
                                          ============   ============  ===========  ============   ============  ============
  TOTAL UNITS OUTSTANDING                  180,846,975     51,425,430   28,660,183    77,828,282    343,815,581   577,668,720
                                          ============   ============  ===========  ============   ============  ============
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2014
------------------------------------
INVESTMENT INCOME:
  Dividends From Mutual Funds             $         --   $  1,704,617  $   543,449  $  1,553,893   $  8,033,812  $  7,940,901
EXPENSES:
  Mortality And Expense Risk Charge          5,965,007      1,019,158      444,306     1,612,000      4,200,173     9,240,053
  Reimbursements Of Expenses                        --             --           --            --             --            --
                                          ------------   ------------  -----------  ------------   ------------  ------------
Net Investment Income (Loss)              $ (5,965,007)  $    685,459  $    99,143  $    (58,107)  $  3,833,639  $ (1,299,152)
                                          ------------   ------------  -----------  ------------   ------------  ------------
REALIZED GAINS (LOSSES) ON INVESTMENTS:
  Realized Gains (Losses) on Sale of
   Fund Shares                            $ 22,742,245   $  9,358,318  $ 2,885,119  $ 13,963,230   $  4,281,070  $ 65,683,369
  Capital Gains Distributions From
   Mutual Funds                             19,399,034             --           --    11,413,428      2,126,937            --
                                          ------------   ------------  -----------  ------------   ------------  ------------
Realized Gains (Losses) On Investments    $ 42,141,279   $  9,358,318  $ 2,885,119  $ 25,376,658   $  6,408,007  $ 65,683,369
                                          ------------   ------------  -----------  ------------   ------------  ------------
Change in Unrealized Appreciation
  (Depreciation) During The Period         129,200,176        458,938     (127,012)   (5,726,807)    (2,410,873)   26,266,489
                                          ------------   ------------  -----------  ------------   ------------  ------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS                              $165,376,448   $ 10,502,715  $ 2,857,250  $ 19,591,744   $  7,830,773  $ 90,650,706
                                          ============   ============  ===========  ============   ============  ============

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES
                     STATEMENTS OF OPERATIONS (CONTINUED)


                                                                                     VALIC                        VALIC
                                             VALIC     SUNAMERICA      VALIC       COMPANY I        VALIC       COMPANY I
                                           COMPANY I    2020 HIGH  COMPANY I MID   SMALL CAP      COMPANY I     SMALL CAP
                                         LARGE CAPITAL  WATERMARK  CAP STRATEGIC SPECIAL VALUES   SMALL MID    AGGRESSIVE
                                          GROWTH FUND   FUND FUND   GROWTH FUND       FUND       GROWTH FUND   GROWTH FUND
                                         ------------- ----------- ------------- -------------- ------------  ------------
                                          DIVISION 79  DIVISION 82  DIVISION 83   DIVISION 84    DIVISION 85   DIVISION 86
                                         ------------- ----------- ------------- -------------- ------------  ------------
STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2014
-----------------------
ASSETS AND LIABILITIES:
  Investments in Shares Of Mutual
   Funds, at Fair Value                  $414,354,213  $9,769,523  $275,102,012   $222,249,392  $120,743,207  $106,192,825
  Balance Due From (To) VALIC General
   Account, Net                              (114,702)     (9,169)     (238,949)      (157,582)     (156,969)       30,948
  Receivable (Payable) For Mutual Fund
   Sales (Purchases), Net                      77,472       7,957       213,772        142,492       148,226       (42,376)
                                         ------------  ----------  ------------   ------------  ------------  ------------
Net Assets & Liabilities                 $414,316,983  $9,768,311  $275,076,835   $222,234,302  $120,734,464  $106,181,397
                                         ============  ==========  ============   ============  ============  ============
CONTRACT OWNER RESERVES AND CAPITAL
  SURPLUS:
  Reserves For Redeemable Annuity
   Contracts (Net of Applicable
   Contract Loans--Partial Withdrawals
     with Right of Reinvestment)         $414,187,276  $9,768,311  $275,023,855   $222,138,130  $120,722,839  $106,170,602
  Reserves For Annuity Contracts On
   Benefit                                    129,707          --        52,980         96,172        11,625        10,795
                                         ------------  ----------  ------------   ------------  ------------  ------------
Total Contract Owner Reserves             414,316,983   9,768,311   275,076,835    222,234,302   120,734,464   106,181,397
  Capital Surplus                                  --          --            --             --            --            --
                                         ------------  ----------  ------------   ------------  ------------  ------------
Total Contract Owner Reserves and
  Capital Surplus                        $414,316,983  $9,768,311  $275,076,835   $222,234,302  $120,734,464  $106,181,397
                                         ============  ==========  ============   ============  ============  ============
NET ASSETS ATTRIBUTABLE TO:
  Accumulation Units Outstanding         $414,187,276  $9,768,311  $275,023,855   $222,138,130  $120,722,839  $106,170,602
  Contracts in Payout (Annuitization)
   Period                                     129,707          --        52,980         96,172        11,625        10,795
  Funds Retained in Separate Account A
   by VALIC                                        --          --            --             --            --            --
                                         ------------  ----------  ------------   ------------  ------------  ------------
TOTAL NET ASSETS                         $414,316,983  $9,768,311  $275,076,835   $222,234,302  $120,734,464  $106,181,397
                                         ============  ==========  ============   ============  ============  ============
  TOTAL UNITS OUTSTANDING                 242,825,241   8,674,836   138,081,013    137,726,180    74,225,207    49,888,671
                                         ============  ==========  ============   ============  ============  ============
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2014
------------------------------------
INVESTMENT INCOME:
  Dividends From Mutual Funds            $  1,890,805  $  280,451  $  1,450,193   $  1,632,688  $     41,676  $         --
EXPENSES:
  Mortality And Expense Risk Charge         3,824,697     130,098     2,725,926      2,141,703     1,172,742     1,008,075
  Reimbursements Of Expenses                       --          --            --             --            --            --
                                         ------------  ----------  ------------   ------------  ------------  ------------
Net Investment Income (Loss)             $ (1,933,892) $  150,353  $ (1,275,733)  $   (509,015) $ (1,131,066) $ (1,008,075)
                                         ------------  ----------  ------------   ------------  ------------  ------------
REALIZED GAINS (LOSSES) ON INVESTMENTS:
  Realized Gains (Losses) on Sale of
   Fund Shares                           $ 17,976,609  $   97,930  $ 26,243,196   $ 17,363,689  $ 15,032,862  $ 13,339,502
  Capital Gains Distributions From
   Mutual Funds                            29,819,603          --     3,451,843             --     4,198,024     9,751,876
                                         ------------  ----------  ------------   ------------  ------------  ------------
Realized Gains (Losses) On Investments   $ 47,796,212  $   97,930  $ 29,695,039   $ 17,363,689  $ 19,230,886  $ 23,091,378
                                         ------------  ----------  ------------   ------------  ------------  ------------
Change in Unrealized Appreciation
  (Depreciation) During The Period         (5,990,003)     72,336   (22,584,657)    (3,910,808)   (6,529,628)  (13,770,831)
                                         ------------  ----------  ------------   ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS                             $ 39,872,317  $  320,619  $  5,834,649   $ 12,943,866  $ 11,570,192  $  8,312,472
                                         ============  ==========  ============   ============  ============  ============

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES
                     STATEMENTS OF OPERATIONS (CONTINUED)


                                         VALIC                                                                   VALIC
                                       COMPANY I        VALIC          VALIC         VALIC         INVESCO     COMPANY I
                                       EMERGING       COMPANY I      COMPANY I     COMPANY I    BALANCE-RISK    DYNAMIC
                                       ECONOMIES   GLOBAL STRATEGY FOREIGN VALUE  GLOBAL REAL     COMMODITY    ALLOCATION
                                         FUND           FUND           FUND       ESTATE FUND   STRATEGY FUND     FUND
                                     ------------  --------------- -------------  ------------  ------------- ------------
                                      DIVISION 87    DIVISION 88    DIVISION 89   DIVISION 101  DIVISION 102  DIVISION 103
                                     ------------  --------------- -------------  ------------  ------------- ------------
STATEMENTS OF ASSETS AND
LIABILITIES
AS OF DECEMBER 31, 2014
-----------------------
ASSETS AND LIABILITIES:
  Investments in Shares Of Mutual
   Funds, at Fair Value              $597,125,822   $506,716,640   $ 843,124,693  $407,259,568  $251,572,733  $270,147,907
  Balance Due From (To) VALIC
   General Account, Net                  (456,660)      (970,924)         (1,695)     (675,831)      358,191       281,421
  Receivable (Payable) For Mutual
   Fund Sales (Purchases), Net            410,109        907,862        (101,491)      676,117      (358,080)     (281,421)
                                     ------------   ------------   -------------  ------------  ------------  ------------
Net Assets & Liabilities             $597,079,271   $506,653,578   $ 843,021,507  $407,259,854  $251,572,844  $270,147,907
                                     ============   ============   =============  ============  ============  ============
CONTRACT OWNER RESERVES AND
  CAPITAL SURPLUS:
  Reserves For Redeemable Annuity
   Contracts (Net of Applicable
   Contract Loans--Partial
     Withdrawals with Right of
     Reinvestment)                   $596,985,392   $506,453,546   $ 842,926,790  $407,255,838  $251,518,388  $270,147,907
  Reserves For Annuity Contracts
   On Benefit                              93,879        200,032          94,717         4,016        54,456            --
                                     ------------   ------------   -------------  ------------  ------------  ------------
Total Contract Owner Reserves         597,079,271    506,653,578     843,021,507   407,259,854   251,572,844   270,147,907
  Capital Surplus                              --             --              --            --            --            --
                                     ------------   ------------   -------------  ------------  ------------  ------------
Total Contract Owner Reserves and
  Capital Surplus                    $597,079,271   $506,653,578   $ 843,021,507  $407,259,854  $251,572,844  $270,147,907
                                     ============   ============   =============  ============  ============  ============
NET ASSETS ATTRIBUTABLE TO:
  Accumulation Units Outstanding     $596,985,392   $506,453,546   $ 842,926,790  $407,255,838  $251,518,388  $270,147,907
  Contracts in Payout
   (Annuitization) Period                  93,879        200,032          94,717         4,016        54,456            --
  Funds Retained in Separate
   Account A by VALIC                          --             --              --            --            --            --
                                     ------------   ------------   -------------  ------------  ------------  ------------
TOTAL NET ASSETS                     $597,079,271   $506,653,578   $ 843,021,507  $407,259,854  $251,572,844  $270,147,907
                                     ============   ============   =============  ============  ============  ============
  TOTAL UNITS OUTSTANDING             665,527,598    263,440,548     662,436,646   305,179,712   356,396,958   225,671,418
                                     ============   ============   =============  ============  ============  ============
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31,
2014
-------------------------------
INVESTMENT INCOME:
  Dividends From Mutual Funds        $  8,705,970   $ 17,454,843   $  18,427,097  $ 16,716,109  $         --  $  3,684,566
EXPENSES:
  Mortality And Expense Risk Charge     5,619,507      5,074,725       9,035,410     3,488,620     2,468,960     2,558,752
  Reimbursements Of Expenses                   --             --              --            --            --            --
                                     ------------   ------------   -------------  ------------  ------------  ------------
Net Investment Income (Loss)         $  3,086,463   $ 12,380,118   $   9,391,687  $ 13,227,489  $ (2,468,960) $  1,125,814
                                     ------------   ------------   -------------  ------------  ------------  ------------
REALIZED GAINS (LOSSES) ON
  INVESTMENTS:
  Realized Gains (Losses) on Sale
   of Fund Shares                    $  6,995,109   $ 16,964,331   $  24,228,626  $ 13,869,801  $ (4,570,933) $  1,367,116
  Capital Gains Distributions From
   Mutual Funds                                --             --              --    20,198,545            --     4,428,904
                                     ------------   ------------   -------------  ------------  ------------  ------------
Realized Gains (Losses) On
  Investments                        $  6,995,109   $ 16,964,331   $  24,228,626  $ 34,068,346  $ (4,570,933) $  5,796,020
                                     ------------   ------------   -------------  ------------  ------------  ------------
Change in Unrealized Appreciation
  (Depreciation) During The Period    (48,702,291)   (24,159,475)   (151,697,082)  (11,459,586)  (39,879,947)    1,426,244
                                     ------------   ------------   -------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                    $(38,620,719)  $  5,184,974   $(118,076,769) $ 35,836,249  $(46,919,840) $  8,348,078
                                     ============   ============   =============  ============  ============  ============

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                      SCHEDULES OF PORTFOLIO INVESTMENTS
                               DECEMBER 31, 2014

                                                              NET ASSET VALUE   NET ASSET
UNDERLYING FUND                          DIVISION   SHARES       PER SHARE        VALUE           COST      LEVEL /(1)/
---------------                          -------- ----------- --------------- -------------- -------------- ----------
VALIC Company I Capital Conservation
  Fund                                      1         198,890     $10.02      $    1,992,882 $    1,871,071     1
VALIC Company I Capital Conservation
  Fund                                      7      17,501,326      10.02         175,363,289    180,418,145     1
VALIC Company I Money Market I Fund         2         509,509       1.00             509,509        509,510     1
VALIC Company I Money Market I Fund         6     331,177,095       1.00         331,177,095    331,177,097     1
VALIC Company I Mid Cap Index Fund          4     108,374,428      28.91       3,133,104,703  2,333,431,140     1
VALIC Company I Asset Allocation Fund       5      13,585,727      12.91         175,391,734    167,426,435     1
VALIC Company I Government Securities
  Fund                                      8      10,743,413      10.95         117,640,368    114,619,129     1
VALIC Company I Stock Index Fund           10A      3,329,051      37.45         124,672,951     86,097,556     1
VALIC Company I Stock Index Fund           10B        338,685      37.45          12,683,735      9,001,326     1
VALIC Company I Stock Index Fund           10C    108,500,461      37.45       4,063,342,264  3,096,590,992     1
VALIC Company I Stock Index Fund           10D        451,985      37.45          16,926,853     12,045,669     1
VALIC Company I International Equities
  Index Fund                               11     129,993,954       6.76         878,759,131  1,109,362,646     1
VALIC Company I Global Social Awareness
  Fund                                     12      18,901,353      21.42         404,866,973    413,219,914     1
VALIC Company I International
  Government Bond Fund                     13      14,575,143      11.74         171,112,183    197,045,200     1
VALIC Company I Small Cap Index Fund       14      48,160,356      21.83       1,051,340,573    810,070,920     1
VALIC Company I Core Equity Fund           15      13,536,605      19.99         270,596,731    232,821,416     1
VALIC Company I Growth & Income Fund       16       5,828,950      19.32         112,615,320     97,970,318     1
VALIC Company I Science & Technology
  Fund                                     17      34,239,526      27.52         942,271,744    663,201,580     1
VALIC Company I Small Cap Fund             18      22,454,641      16.02         359,723,347    294,358,908     1
VALIC Company I International Growth
  Fund                                     20      38,052,661      13.35         508,003,028    476,318,617     1
VALIC Company I Dividend Value Fund        21      45,530,794      14.07         640,618,271    504,154,381     1
Vanguard Long-Term Investment-Grade Fund   22      30,662,024      10.75         329,616,764    327,933,805     1
Vanguard Long-Term Treasury Fund           23      20,290,381      13.05         264,789,467    236,144,939     1
Vanguard Windsor II Fund                   24      49,476,284      37.31       1,845,960,140  1,524,948,223     1
Vanguard Wellington Fund                   25      46,753,397      39.15       1,830,395,491  1,500,908,837     1
VALIC Company II International
  Opportunities Fund                       33      37,571,274      14.54         546,286,328    653,024,940     1
VALIC Company II Small Cap Growth Fund     35       5,420,101      17.01          92,195,910     93,284,447     1
VALIC Company II Small Cap Value Fund      36      31,267,104      17.00         531,540,766    432,815,159     1
VALIC Company II Mid Cap Growth Fund       37      12,827,177      10.23         131,222,017    152,659,416     1
VALIC Company II Mid Cap Value Fund        38      34,717,528      24.96         866,549,502    674,150,289     1
VALIC Company II Capital Appreciation
  Fund                                     39       2,590,966      16.27          42,155,018     34,276,506     1
VALIC Company II Large Cap Value Fund      40      10,789,540      18.02         194,427,511    180,133,557     1
VALIC Company II Socially Responsible
  Fund                                     41      36,952,872      19.38         716,146,664    596,414,238     1
VALIC Company II Money Market II Fund      44     158,700,354       1.00         158,700,350    158,700,349     1
VALIC Company I Nasdaq-100(R) Index Fund   46      25,848,892       9.91         256,162,518    170,542,981     1
VALIC Company II Aggressive Growth
  Lifestyle Fund                           48      43,553,408      11.83         515,236,821    413,902,469     1
VALIC Company II Moderate Growth
  Lifestyle Fund                           49      51,887,564      15.36         796,992,982    675,501,393     1
VALIC Company II Conservative Growth
  Lifestyle Fund                           50      25,293,581      12.85         325,022,513    310,046,612     1
Vanguard LifeStrategy Growth Fund          52       7,432,833      28.81         214,139,919    168,329,103     1
Vanguard LifeStrategy Moderate Growth
  Fund                                     53       9,328,900      24.08         224,639,900    188,581,401     1
Vanguard LifeStrategy Conservative
  Growth Fund                              54       4,582,937      18.44          84,509,367     83,374,318     1
VALIC Company II Core Bond Fund            58      64,167,156      11.13         714,180,447    707,503,177     1
VALIC Company II Strategic Bond Fund       59      52,840,082      11.50         607,660,947    598,925,150     1
VALIC Company II High Yield Bond Fund      60      43,607,839       7.76         338,396,835    370,558,045     1
Ariel Fund                                 68       6,722,306      71.82         482,796,006    394,446,890     1
Ariel Appreciation Fund                    69       8,748,255      53.64         469,256,372    407,351,109     1
American Beacon Holland Large Cap
  Growth Fund                              70       2,628,098      25.57          67,200,466     62,813,298     1
VALIC Company I Blue Chip Growth Fund      72      29,397,541      18.46         542,678,611    335,303,953     1
VALIC Company I Health Sciences Fund       73      28,537,644      25.98         741,407,998    390,203,482     1
VALIC Company I Value Fund                 74       6,837,023      15.23         104,127,851    124,492,014     1

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                SCHEDULES OF PORTFOLIO INVESTMENTS (CONTINUED)
                               DECEMBER 31, 2014


                                                             NET ASSET VALUE  NET ASSET
UNDERLYING FUND                          DIVISION   SHARES      PER SHARE       VALUE       COST     LEVEL /(1)/
---------------                          -------- ---------- --------------- ----------- ----------- ----------
VALIC Company I Broad Cap Value Income
  Fund                                     75      3,097,768      16.00       49,564,289  40,631,260     1
VALIC Company I Large Cap Core Fund        76     10,826,837      15.57      168,573,855 137,745,648     1
VALIC Company I Inflation Protected Fund   77     40,236,914      11.12      447,434,489 445,389,820     1
VALIC Company I Growth Fund                78     54,817,667      17.82      976,850,823 595,263,650     1
VALIC Company I Large Capital Growth
  Fund                                     79     27,605,211      15.01      414,354,213 320,898,789     1
SunAmerica 2020 High Watermark Fund        82      1,084,298       9.01        9,769,523  12,665,865     1
VALIC Company I Mid Cap Strategic
  Growth Fund                              83     16,125,558      17.06      275,102,012 227,188,833     1
VALIC Company I Small Cap Special
  Values Fund                              84     15,243,442      14.58      222,249,392 183,249,900     1
VALIC Company I Small Mid Growth Fund      85      7,421,217      16.27      120,743,207  90,759,635     1
VALIC Company I Small Cap Aggressive
  Growth Fund                              86      6,397,158      16.60      106,192,825  95,761,486     1
VALIC Company I Emerging Economies Fund    87     79,405,029       7.52      597,125,822 710,986,907     1
VALIC Company I Global Strategy Fund       88     36,825,337      13.76      506,716,640 458,762,870     1
VALIC Company I Foreign Value Fund         89     85,945,433       9.81      843,124,693 913,794,308     1
VALIC Company I Global Real Estate Fund    101    45,966,091       8.86      407,259,568 392,441,255     1
Invesco Balanced-Risk Commodity
  Strategy Fund                            102    33,677,742       7.47      251,572,733 334,643,005     1
VALIC Company I Dynamic Allocation Fund    103    22,855,153      11.82      270,147,907 254,854,826     1

/(1)/ Represents the level within the fair value hieracrchy under which the portfolio is classified as defined in ASC 820 and described in Note 3 to the financial statements.

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                                               VALIC COMPANY I            VALIC COMPANY I            VALIC COMPANY I
                                            CAPITAL CONSERVATION       CAPITAL CONSERVATION          MONEY MARKET I
                                                    FUND                       FUND                       FUND
                                          ------------------------  --------------------------  ------------------------
                                                 DIVISION 1                 DIVISION 7                 DIVISION 2
                                          ------------------------  --------------------------  ------------------------
                                            FOR THE      FOR THE      FOR THE       FOR THE       FOR THE      FOR THE
                                           YEAR ENDED   YEAR ENDED   YEAR ENDED    YEAR ENDED    YEAR ENDED   YEAR ENDED
                                          DECEMBER 31, DECEMBER 31, DECEMBER 31,  DECEMBER 31,  DECEMBER 31, DECEMBER 31,
                                              2014         2013         2014          2013          2014         2013
                                          ------------ ------------ ------------  ------------  ------------ ------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS:
  Net Investment Income (Loss)             $   44,630   $  (23,528) $  3,224,844  $ (1,771,536)   $ (5,141)    $ (5,663)
  Net Realized Gains (Losses) From
   Securities Transactions                     48,262        3,784     4,245,332     5,681,151          --           --
  Net Change In Unrealized Appreciation
   (Depreciation) During The Period            13,233      (60,843)      573,127   (10,587,220)         --           --
                                           ----------   ----------  ------------  ------------    --------     --------
Increase (Decrease) In Net Assets From
  Operations                                  106,125      (80,587)    8,043,303    (6,677,605)     (5,141)      (5,663)
                                           ----------   ----------  ------------  ------------    --------     --------
CONTRACT TRANSACTIONS:
  Payments Received From Contract Owners       13,717       21,378     8,835,106    14,167,918      17,025       48,608
  Surrenders Of Accumulation Units By
   Terminations And Withdrawals              (275,098)     (97,084)  (18,480,584)  (20,405,806)    (48,539)     (71,189)
  Annuity Benefit Payments                       (364)        (310)       (4,952)       (5,030)         --           --
  Transfers Between Subaccounts
   (including fixed account), Net             (97,378)     (17,811)   13,099,373   (22,195,936)        627      (30,328)
  Contract Charges                               (875)      (1,032)      (17,531)      (19,474)       (185)        (270)
  Adjustments to Net Assets Allocated
   to Contracts in Payout Period              (25,569)      10,632        (1,117)      (30,125)         --           --
  Increase (decrease) in Amounts
   Retained in Separate Account A                  --           --            --            --          --           --
                                           ----------   ----------  ------------  ------------    --------     --------
  Net Increase (Decrease) In Net Assets
   From Contract Transactions                (385,567)     (84,227)    3,430,295   (28,488,453)    (31,072)     (53,179)
                                           ----------   ----------  ------------  ------------    --------     --------
Total Increase (Decrease) In Net Assets      (279,442)    (164,814)   11,473,598   (35,166,058)    (36,213)     (58,842)
NET ASSETS:
Beginning Of Period                         2,269,909    2,434,723   163,873,067   199,039,125     545,637      604,479
                                           ----------   ----------  ------------  ------------    --------     --------
End Of Period                              $1,990,467   $2,269,909  $175,346,665  $163,873,067    $509,424     $545,637
                                           ==========   ==========  ============  ============    ========     ========

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                       VALIC COMPANY I                VALIC COMPANY I               VALIC COMPANY I
                                       MONEY MARKET I                  MID CAP INDEX               ASSET ALLOCATION
                                            FUND                           FUND                          FUND
                                ----------------------------  ------------------------------  --------------------------
                                         DIVISION 6                     DIVISION 4                    DIVISION 5
                                ----------------------------  ------------------------------  --------------------------
                                   FOR THE        FOR THE        FOR THE         FOR THE        FOR THE       FOR THE
                                  YEAR ENDED     YEAR ENDED     YEAR ENDED      YEAR ENDED     YEAR ENDED    YEAR ENDED
                                 DECEMBER 31,   DECEMBER 31,   DECEMBER 31,    DECEMBER 31,   DECEMBER 31,  DECEMBER 31,
                                     2014           2013           2014            2013           2014          2013
                                -------------  -------------  --------------  --------------  ------------  ------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS:
  Net Investment Income (Loss)  $  (3,243,278) $  (3,371,938) $    4,553,893  $  (27,044,908) $  1,323,137  $ (1,594,299)
  Net Realized Gains (Losses)
   From Securities
   Transactions                            --             --     265,209,920     142,177,771    14,646,480     5,633,061
  Net Change In Unrealized
   Appreciation
   (Depreciation) During The
   Period                                  --             --     (21,211,261)    659,353,832    (8,573,422)   18,624,613
                                -------------  -------------  --------------  --------------  ------------  ------------
Increase (Decrease) In Net
  Assets From Operations           (3,243,278)    (3,371,938)    248,552,552     774,486,695     7,396,195    22,663,375
                                -------------  -------------  --------------  --------------  ------------  ------------
CONTRACT TRANSACTIONS:
  Payments Received From
   Contract Owners                174,017,879    157,188,345     146,632,762     154,985,379    13,435,775    12,721,785
  Surrenders Of Accumulation
   Units By Terminations And
   Withdrawals                    (15,504,871)   (23,909,454)   (263,196,555)   (249,798,575)  (13,596,871)  (10,594,413)
  Annuity Benefit Payments             (1,215)        (1,153)       (114,172)        (98,858)      (18,798)      (17,848)
  Transfers Between
   Subaccounts (including
   fixed account), Net           (176,658,004)  (146,904,465)    (76,156,963)   (117,797,470)   (5,043,075)   (6,182,066)
  Contract Charges                   (127,653)      (133,722)       (235,156)       (241,310)      (23,611)      (23,364)
  Adjustments to Net Assets
   Allocated to Contracts in
   Payout Period                       (3,099)        (1,759)        (20,740)         54,733         7,452        16,016
  Increase (decrease) in
   Amounts Retained in
   Separate Account A                      --             --              --              --            --            --
                                -------------  -------------  --------------  --------------  ------------  ------------
  Net Increase (Decrease) In
   Net Assets From Contract
   Transactions                   (18,276,963)   (13,762,208)   (193,090,824)   (212,896,101)   (5,239,128)   (4,079,890)
                                -------------  -------------  --------------  --------------  ------------  ------------
Total Increase (Decrease) In
  Net Assets                      (21,520,241)   (17,134,146)     55,461,728     561,590,594     2,157,067    18,583,485
NET ASSETS:
Beginning Of Period               352,660,241    369,794,387   3,077,255,125   2,515,664,531   173,218,876   154,635,391
                                -------------  -------------  --------------  --------------  ------------  ------------
End Of Period                   $ 331,140,000  $ 352,660,241  $3,132,716,853  $3,077,255,125  $175,375,943  $173,218,876
                                =============  =============  ==============  ==============  ============  ============

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                                VALIC COMPANY I             VALIC COMPANY I            VALIC COMPANY I
                                             GOVERNMENT SECURITIES            STOCK INDEX                STOCK INDEX
                                                     FUND                        FUND                       FUND
                                          --------------------------  --------------------------  ------------------------
                                                  DIVISION 8                 DIVISION 10A               DIVISION 10B
                                          --------------------------  --------------------------  ------------------------
                                            FOR THE       FOR THE       FOR THE       FOR THE       FOR THE      FOR THE
                                           YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED   YEAR ENDED
                                          DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31, DECEMBER 31,
                                              2014          2013          2014          2013          2014         2013
                                          ------------  ------------  ------------  ------------  ------------ ------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS:
  Net Investment Income (Loss)            $  1,776,147  $ (1,086,852) $    784,284  $ (1,183,673) $   161,622  $   (39,531)
  Net Realized Gains (Losses) From
   Securities Transactions                     296,976       553,489     4,744,654     1,843,053      525,310      275,984
  Net Change In Unrealized Appreciation
   (Depreciation) During The Period          3,635,728    (5,212,734)    8,845,386    30,735,902      854,477    2,811,123
                                          ------------  ------------  ------------  ------------  -----------  -----------
Increase (Decrease) In Net Assets From
  Operations                                 5,708,851    (5,746,097)   14,374,324    31,395,282    1,541,409    3,047,576
                                          ------------  ------------  ------------  ------------  -----------  -----------
CONTRACT TRANSACTIONS:
  Payments Received From Contract Owners     5,600,185     6,526,484       916,551     1,290,820      322,208      308,879
  Surrenders Of Accumulation Units By
   Terminations And Withdrawals            (13,571,064)  (12,077,544)  (14,312,048)  (11,977,875)  (1,563,752)    (834,608)
  Annuity Benefit Payments                      (5,995)       (6,233)     (226,988)     (329,343)     (32,564)     (35,878)
  Transfers Between Subaccounts
   (including fixed account), Net           (9,350,488)   25,181,292    (1,580,631)   (2,464,305)       9,600     (100,848)
  Contract Charges                             (14,765)      (16,314)           --            --           --           --
  Adjustments to Net Assets Allocated
   to Contracts in Payout Period                (1,209)      (28,442)     (313,981)       68,218        5,299       17,869
  Increase (decrease) in Amounts
   Retained in Separate Account A                   --            --            --            --           --           --
                                          ------------  ------------  ------------  ------------  -----------  -----------
  Net Increase (Decrease) In Net Assets
   From Contract Transactions              (17,343,336)   19,579,243   (15,517,097)  (13,412,485)  (1,259,209)    (644,586)
                                          ------------  ------------  ------------  ------------  -----------  -----------
Total Increase (Decrease) In Net Assets    (11,634,485)   13,833,146    (1,142,773)   17,982,797      282,200    2,402,990
NET ASSETS:
Beginning Of Period                        129,265,121   115,431,975   125,802,898   107,820,101   12,403,311   10,000,321
                                          ------------  ------------  ------------  ------------  -----------  -----------
End Of Period                             $117,630,636  $129,265,121  $124,660,125  $125,802,898  $12,685,511  $12,403,311
                                          ============  ============  ============  ============  ===========  ===========

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                        VALIC COMPANY I              VALIC COMPANY I              VALIC COMPANY I
                                          STOCK INDEX                  STOCK INDEX            INTERNATIONAL EQUITIES
                                             FUND                         FUND                      INDEX FUND
                                ------------------------------  ------------------------  ------------------------------
                                         DIVISION 10C                 DIVISION 10D                  DIVISION 11
                                ------------------------------  ------------------------  ------------------------------
                                   FOR THE         FOR THE        FOR THE      FOR THE       FOR THE         FOR THE
                                  YEAR ENDED      YEAR ENDED     YEAR ENDED   YEAR ENDED    YEAR ENDED      YEAR ENDED
                                 DECEMBER 31,    DECEMBER 31,   DECEMBER 31, DECEMBER 31,  DECEMBER 31,    DECEMBER 31,
                                     2014            2013           2014         2013          2014            2013
                                --------------  --------------  ------------ ------------ --------------  --------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS:
  Net Investment Income (Loss)  $   25,368,805  $  (33,561,755) $    96,786  $  (149,623) $   15,282,251  $   (9,379,181)
  Net Realized Gains (Losses)
   From Securities
   Transactions                    262,869,871     103,293,811      557,736      312,937      49,094,019      48,799,376
  Net Change In Unrealized
   Appreciation
   (Depreciation) During The
   Period                          172,298,142     868,317,968    1,227,423    3,823,000    (126,162,854)    120,396,170
                                --------------  --------------  -----------  -----------  --------------  --------------
Increase (Decrease) In Net
  Assets From Operations           460,536,818     938,050,024    1,881,945    3,986,314     (61,786,584)    159,816,365
                                --------------  --------------  -----------  -----------  --------------  --------------
CONTRACT TRANSACTIONS:
  Payments Received From
   Contract Owners                 175,295,163     173,406,432       20,141      338,211      78,715,176      86,330,309
  Surrenders Of Accumulation
   Units By Terminations And
   Withdrawals                    (338,184,258)   (305,531,866)    (852,754)  (1,700,741)    (88,531,159)    (86,197,308)
  Annuity Benefit Payments            (276,169)       (248,448)     (11,241)      (9,840)        (17,009)        (15,934)
  Transfers Between
   Subaccounts (including
   fixed account), Net            (124,512,292)    (76,354,141)     (95,468)    (337,153)    (79,826,331)       (345,664)
  Contract Charges                    (413,731)       (435,228)      (2,640)      (2,910)        (93,261)        (94,842)
  Adjustments to Net Assets
   Allocated to Contracts in
   Payout Period                      (114,595)         72,942        4,793        3,558          (7,252)         10,630
  Increase (decrease) in
   Amounts Retained in
   Separate Account A                       --              --           --           --              --              --
                                --------------  --------------  -----------  -----------  --------------  --------------
  Net Increase (Decrease) In
   Net Assets From Contract
   Transactions                   (288,205,882)   (209,090,309)    (937,169)  (1,708,875)    (89,759,836)       (312,809)
                                --------------  --------------  -----------  -----------  --------------  --------------
Total Increase (Decrease) In
  Net Assets                       172,330,936     728,959,715      944,776    2,277,439    (151,546,420)    159,503,556
NET ASSETS:
Beginning Of Period              3,890,564,468   3,161,604,753   15,981,717   13,704,278   1,030,145,462     870,641,906
                                --------------  --------------  -----------  -----------  --------------  --------------
End Of Period                   $4,062,895,404  $3,890,564,468  $16,926,493  $15,981,717  $  878,599,042  $1,030,145,462
                                ==============  ==============  ===========  ===========  ==============  ==============

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                      VALIC COMPANY I             VALIC COMPANY I               VALIC COMPANY I
                                  GLOBAL SOCIAL AWARENESS      INT'L GOVERNMENT BOND            SMALL CAP INDEX
                                           FUND                        FUND                          FUND
                                --------------------------  --------------------------  ------------------------------
                                        DIVISION 12                 DIVISION 13                   DIVISION 14
                                --------------------------  --------------------------  ------------------------------
                                  FOR THE       FOR THE       FOR THE       FOR THE        FOR THE         FOR THE
                                 YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED     YEAR ENDED      YEAR ENDED
                                DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                    2014          2013          2014          2013           2014            2013
                                ------------  ------------  ------------  ------------  --------------  --------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS:
  Net Investment Income (Loss)  $  1,939,109  $ (2,933,377) $  1,506,667  $ (1,734,941) $    3,124,713  $   (9,153,412)
  Net Realized Gains (Losses)
   From Securities
   Transactions                   22,545,731    12,716,893     1,607,893     1,965,556      83,722,466      48,974,525
  Net Change In Unrealized
   Appreciation
   (Depreciation) During The
   Period                          3,114,524    67,560,000    (2,397,520)  (12,885,504)    (49,143,736)    264,608,253
                                ------------  ------------  ------------  ------------  --------------  --------------
Increase (Decrease) In Net
  Assets From Operations          27,599,364    77,343,516       717,040   (12,654,889)     37,703,443     304,429,366
                                ------------  ------------  ------------  ------------  --------------  --------------
CONTRACT TRANSACTIONS:
  Payments Received From
   Contract Owners                17,247,262    13,540,162    11,385,879    14,024,680      59,522,341      61,640,763
  Surrenders Of Accumulation
   Units By Terminations And
   Withdrawals                   (33,031,518)  (27,745,368)  (15,297,991)  (16,304,936)    (85,172,440)    (80,658,503)
  Annuity Benefit Payments           (12,965)      (11,478)       (3,135)       (3,252)        (43,158)        (37,130)
  Transfers Between
   Subaccounts (including
   fixed account), Net            (9,658,133)   71,939,593    (1,802,340)    8,344,494     (48,077,068)    (44,669,486)
  Contract Charges                   (48,048)      (51,217)      (19,958)      (22,373)       (120,086)       (123,526)
  Adjustments to Net Assets
   Allocated to Contracts in
   Payout Period                      (7,258)      154,927          (167)      (13,894)         10,743         (20,288)
  Increase (decrease) in
   Amounts Retained in
   Separate Account A                     --            --            --            --              --              --
                                ------------  ------------  ------------  ------------  --------------  --------------
  Net Increase (Decrease) In
   Net Assets From Contract
   Transactions                  (25,510,660)   57,826,619    (5,737,712)    6,024,719     (73,879,668)    (63,868,170)
                                ------------  ------------  ------------  ------------  --------------  --------------
Total Increase (Decrease) In
  Net Assets                       2,088,704   135,170,135    (5,020,672)   (6,630,170)    (36,176,225)    240,561,196
NET ASSETS:
Beginning Of Period              402,745,806   267,575,671   176,096,540   182,726,710   1,087,389,257     846,828,061
                                ------------  ------------  ------------  ------------  --------------  --------------
End Of Period                   $404,834,510  $402,745,806  $171,075,868  $176,096,540  $1,051,213,032  $1,087,389,257
                                ============  ============  ============  ============  ==============  ==============

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                      VALIC COMPANY I             VALIC COMPANY I             VALIC COMPANY I
                                        CORE EQUITY               GROWTH & INCOME          SCIENCE & TECHNOLOGY
                                           FUND                        FUND                        FUND
                                --------------------------  --------------------------  --------------------------
                                        DIVISION 15                 DIVISION 16                 DIVISION 17
                                --------------------------  --------------------------  --------------------------
                                  FOR THE       FOR THE       FOR THE       FOR THE       FOR THE       FOR THE
                                 YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                                DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                    2014          2013          2014          2013          2014          2013
                                ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS:
  Net Investment Income (Loss)  $    553,620  $ (2,339,756) $   (247,733) $   (873,626) $ (7,488,512) $ (7,194,528)
  Net Realized Gains (Losses)
   From Securities
   Transactions                   15,276,963    11,541,906     5,218,507     3,869,725    52,579,289    48,175,975
  Net Change In Unrealized
   Appreciation
   (Depreciation) During The
   Period                         10,703,355    61,000,740     8,091,245    21,665,523    69,032,959   225,727,507
                                ------------  ------------  ------------  ------------  ------------  ------------
Increase (Decrease) In Net
  Assets From Operations          26,533,938    70,202,890    13,062,019    24,661,622   114,123,736   266,708,954
                                ------------  ------------  ------------  ------------  ------------  ------------
CONTRACT TRANSACTIONS:
  Payments Received From
   Contract Owners                 5,340,201     5,457,332     4,431,972     4,103,549    24,162,443    22,167,407
  Surrenders Of Accumulation
   Units By Terminations And
   Withdrawals                   (20,674,357)  (19,140,776)   (8,732,084)   (7,816,449)  (64,696,696)  (59,559,542)
  Annuity Benefit Payments           (15,961)      (13,472)       (3,627)       (3,152)      (42,183)      (34,277)
  Transfers Between
   Subaccounts (including
   fixed account), Net            (9,241,963)   (7,630,544)    2,798,183      (263,452)  (16,072,275)  (34,672,574)
  Contract Charges                   (54,000)      (58,395)      (16,379)      (16,848)     (176,471)     (188,115)
  Adjustments to Net Assets
   Allocated to Contracts in
   Payout Period                        (979)       (2,916)       (1,010)       16,044        (5,343)      148,035
  Increase (decrease) in
   Amounts Retained in
   Separate Account A                     --            --            --            --            --            --
                                ------------  ------------  ------------  ------------  ------------  ------------
  Net Increase (Decrease) In
   Net Assets From Contract
   Transactions                  (24,647,059)  (21,388,771)   (1,522,945)   (3,980,308)  (56,830,525)  (72,139,066)
                                ------------  ------------  ------------  ------------  ------------  ------------
Total Increase (Decrease) In
  Net Assets                       1,886,879    48,814,119    11,539,074    20,681,314    57,293,211   194,569,888
NET ASSETS:
Beginning Of Period              268,685,252   219,871,133   101,061,265    80,379,951   884,906,968   690,337,080
                                ------------  ------------  ------------  ------------  ------------  ------------
End Of Period                   $270,572,131  $268,685,252  $112,600,339  $101,061,265  $942,200,179  $884,906,968
                                ============  ============  ============  ============  ============  ============

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                      VALIC COMPANY I             VALIC COMPANY I             VALIC COMPANY I
                                         SMALL CAP             INTERNATIONAL GROWTH           DIVIDEND VALUE
                                           FUND                        FUND                        FUND
                                --------------------------  --------------------------  --------------------------
                                        DIVISION 18                 DIVISION 20                 DIVISION 21
                                --------------------------  --------------------------  --------------------------
                                  FOR THE       FOR THE       FOR THE       FOR THE       FOR THE       FOR THE
                                 YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                                DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                    2014          2013          2014          2013          2014          2013
                                ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS:
  Net Investment Income (Loss)  $ (2,308,174) $ (3,399,671) $  4,984,318  $ (5,382,894) $  5,066,651  $ (4,679,955)
  Net Realized Gains (Losses)
   From Securities
   Transactions                   44,644,840    27,627,217    34,047,688    51,329,047    25,185,820    35,480,099
  Net Change In Unrealized
   Appreciation
   (Depreciation) During The
   Period                        (32,407,076)   91,541,204   (63,133,800)   58,543,569    16,177,301    90,317,385
                                ------------  ------------  ------------  ------------  ------------  ------------
Increase (Decrease) In Net
  Assets From Operations           9,929,590   115,768,750   (24,101,794)  104,489,722    46,429,772   121,117,529
                                ------------  ------------  ------------  ------------  ------------  ------------
CONTRACT TRANSACTIONS:
  Payments Received From
   Contract Owners                 8,550,230    10,555,648    25,129,270    28,832,874    52,086,388    56,177,223
  Surrenders Of Accumulation
   Units By Terminations And
   Withdrawals                   (29,946,848)  (29,923,426)  (47,541,839)  (58,442,145)  (45,548,393)  (43,966,896)
  Annuity Benefit Payments           (24,833)      (22,239)      (27,297)      (24,531)       (6,164)       (5,683)
  Transfers Between
   Subaccounts (including
   fixed account), Net           (16,496,561)  (20,679,500)  (32,301,498)  (61,397,559)   41,621,137    (1,813,779)
  Contract Charges                   (49,621)      (53,961)      (54,505)      (59,201)      (71,364)      (68,503)
  Adjustments to Net Assets
   Allocated to Contracts in
   Payout Period                       2,435        (4,595)       (4,543)       47,853       (10,390)      (27,358)
  Increase (decrease) in
   Amounts Retained in
   Separate Account A                     --            --            --            --            --            --
                                ------------  ------------  ------------  ------------  ------------  ------------
  Net Increase (Decrease) In
   Net Assets From Contract
   Transactions                  (37,965,198)  (40,128,073)  (54,800,412)  (91,042,709)   48,071,214    10,295,004
                                ------------  ------------  ------------  ------------  ------------  ------------
Total Increase (Decrease) In
  Net Assets                     (28,035,608)   75,640,677   (78,902,206)   13,447,013    94,500,986   131,412,533
NET ASSETS:
Beginning Of Period              387,730,484   312,089,807   586,843,987   573,396,974   545,977,106   414,564,573
                                ------------  ------------  ------------  ------------  ------------  ------------
End Of Period                   $359,694,876  $387,730,484  $507,941,781  $586,843,987  $640,478,092  $545,977,106
                                ============  ============  ============  ============  ============  ============

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                         VANGUARD
                                         LONG-TERM                   VANGUARD                      VANGUARD
                                     INVESTMENT GRADE                LONG-TERM                    WINDSOR II
                                         FUND FUND                 TREASURY FUND                     FUND
                                --------------------------  --------------------------  ------------------------------
                                        DIVISION 22                 DIVISION 23                   DIVISION 24
                                --------------------------  --------------------------  ------------------------------
                                  FOR THE       FOR THE       FOR THE       FOR THE        FOR THE         FOR THE
                                 YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED     YEAR ENDED      YEAR ENDED
                                DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                    2014          2013          2014          2013           2014            2013
                                ------------  ------------  ------------  ------------  --------------  --------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS:
  Net Investment Income (Loss)  $  9,389,144  $ 10,312,136  $  5,281,353  $  6,021,129  $   18,570,486  $   14,878,828
  Net Realized Gains (Losses)
   From Securities
   Transactions                    7,942,915    21,303,211     4,037,204     1,890,965     179,504,765      94,559,102
  Net Change In Unrealized
   Appreciation
   (Depreciation) During The
   Period                         23,538,005   (51,297,380)   43,574,067   (49,864,009)    (32,096,293)    295,217,136
                                ------------  ------------  ------------  ------------  --------------  --------------
Increase (Decrease) In Net
  Assets From Operations          40,870,064   (19,682,033)   52,892,624   (41,951,915)    165,978,958     404,655,066
                                ------------  ------------  ------------  ------------  --------------  --------------
CONTRACT TRANSACTIONS:
  Payments Received From
   Contract Owners                17,848,517    25,987,053     9,866,609    13,107,431      79,231,778      80,488,442
  Surrenders Of Accumulation
   Units By Terminations And
   Withdrawals                   (23,714,006)  (24,315,248)  (24,159,576)  (27,596,226)   (151,340,634)   (140,640,186)
  Annuity Benefit Payments            (4,897)       (5,929)       (4,123)       (3,907)        (42,449)        (38,482)
  Transfers Between
   Subaccounts (including
   fixed account), Net            65,645,029   (77,983,918)   (5,270,983)  (40,143,712)     15,471,753     (39,002,813)
  Contract Charges                   (23,330)      (26,021)      (35,701)      (40,808)       (199,207)       (207,364)
  Adjustments to Net Assets
   Allocated to Contracts in
   Payout Period                       1,143          (275)      (11,335)       (6,811)        (15,883)         (3,893)
  Increase (decrease) in
   Amounts Retained in
   Separate Account A                     --            --            --            --              --              --
                                ------------  ------------  ------------  ------------  --------------  --------------
  Net Increase (Decrease) In
   Net Assets From Contract
   Transactions                   59,752,456   (76,344,338)  (19,615,109)  (54,684,033)    (56,894,642)    (99,404,296)
                                ------------  ------------  ------------  ------------  --------------  --------------
Total Increase (Decrease) In
  Net Assets                     100,622,520   (96,026,371)   33,277,515   (96,635,948)    109,084,316     305,250,770
NET ASSETS:
Beginning Of Period              228,921,186   324,947,557   231,478,931   328,114,879   1,736,698,385   1,431,447,615
                                ------------  ------------  ------------  ------------  --------------  --------------
End Of Period                   $329,543,706  $228,921,186  $264,756,446  $231,478,931  $1,845,782,701  $1,736,698,385
                                ============  ============  ============  ============  ==============  ==============

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                           VANGUARD                  VALIC COMPANY II            VALIC COMPANY II
                                          WELLINGTON            INTERNATIONAL OPPORTUNITIES      SMALL CAP GROWTH
                                             FUND                          FUND                        FUND
                                ------------------------------  --------------------------  --------------------------
                                          DIVISION 25                   DIVISION 33                 DIVISION 35
                                ------------------------------  --------------------------  --------------------------
                                   FOR THE         FOR THE        FOR THE       FOR THE       FOR THE       FOR THE
                                  YEAR ENDED      YEAR ENDED     YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                                 DECEMBER 31,    DECEMBER 31,   DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                     2014            2013           2014          2013          2014          2013
                                --------------  --------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS:
  Net Investment Income (Loss)  $   23,742,710  $   22,309,426  $  3,030,851  $ (3,910,253) $   (679,196) $   (614,602)
  Net Realized Gains (Losses)
   From Securities
   Transactions                    103,976,356      91,004,779    25,435,667    25,759,898    15,158,680     9,791,138
  Net Change In Unrealized
   Appreciation
   (Depreciation) During The
   Period                           18,992,489     161,658,340   (61,968,062)   77,661,424   (15,816,685)   23,613,669
                                --------------  --------------  ------------  ------------  ------------  ------------
Increase (Decrease) In Net
  Assets From Operations           146,711,555     274,972,545   (33,501,544)   99,511,069    (1,337,201)   32,790,205
                                --------------  --------------  ------------  ------------  ------------  ------------
CONTRACT TRANSACTIONS:
  Payments Received From
   Contract Owners                 117,107,049     112,564,341    41,470,192    43,892,042     6,309,670     8,348,842
  Surrenders Of Accumulation
   Units By Terminations And
   Withdrawals                    (163,825,934)   (158,831,616)  (50,426,358)  (48,496,340)   (8,241,065)   (7,854,844)
  Annuity Benefit Payments            (321,528)        (74,025)       (6,594)       (5,515)           --            --
  Transfers Between
   Subaccounts (including
   fixed account), Net             (15,450,292)    (19,265,660)   17,307,607   (24,607,131)   (8,089,041)   (4,188,813)
  Contract Charges                    (187,491)       (193,406)      (71,956)      (73,050)       (9,830)       (9,620)
  Adjustments to Net Assets
   Allocated to Contracts in
   Payout Period                      (402,776)        229,781           151        19,793          (826)       (1,201)
  Increase (decrease) in
   Amounts Retained in
   Separate Account A                       --              --            --            --            --            --
                                --------------  --------------  ------------  ------------  ------------  ------------
  Net Increase (Decrease) In
   Net Assets From Contract
   Transactions                    (63,080,972)    (65,570,585)    8,273,042   (29,270,201)  (10,031,092)   (3,705,636)
                                --------------  --------------  ------------  ------------  ------------  ------------
Total Increase (Decrease) In
  Net Assets                        83,630,583     209,401,960   (25,228,502)   70,240,868   (11,368,293)   29,084,569
NET ASSETS:
Beginning Of Period              1,746,521,279   1,537,119,319   571,456,261   501,215,393   103,554,682    74,470,113
                                --------------  --------------  ------------  ------------  ------------  ------------
End Of Period                   $1,830,151,862  $1,746,521,279  $546,227,759  $571,456,261  $ 92,186,389  $103,554,682
                                ==============  ==============  ============  ============  ============  ============

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                     VALIC COMPANY II            VALIC COMPANY II            VALIC COMPANY II
                                      SMALL CAP VALUE             MID CAP GROWTH               MID CAP VALUE
                                           FUND                        FUND                        FUND
                                --------------------------  --------------------------  --------------------------
                                        DIVISION 36                 DIVISION 37                 DIVISION 38
                                --------------------------  --------------------------  --------------------------
                                  FOR THE       FOR THE       FOR THE       FOR THE       FOR THE       FOR THE
                                 YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                                DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                    2014          2013          2014          2013          2014          2013
                                ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS:
  Net Investment Income (Loss)  $  1,087,314  $ (3,367,851) $   (893,346) $   (873,624) $ (3,436,399) $ (5,505,213)
  Net Realized Gains (Losses)
   From Securities
   Transactions                   67,150,146    32,955,534    22,046,040    14,649,225    94,140,852    55,485,609
  Net Change In Unrealized
   Appreciation
   (Depreciation) During The
   Period                        (44,005,635)  111,770,039   (19,052,788)   17,998,147   (41,124,021)  176,082,156
                                ------------  ------------  ------------  ------------  ------------  ------------
Increase (Decrease) In Net
  Assets From Operations          24,231,825   141,357,722     2,099,906    31,773,748    49,580,432   226,062,552
                                ------------  ------------  ------------  ------------  ------------  ------------
CONTRACT TRANSACTIONS:
  Payments Received From
   Contract Owners                34,986,883    38,246,535    12,191,819    10,413,664    45,098,334    47,170,509
  Surrenders Of Accumulation
   Units By Terminations And
   Withdrawals                   (44,677,029)  (41,218,909)  (10,825,070)  (11,114,071)  (80,028,532)  (73,664,832)
  Annuity Benefit Payments            (8,564)       (6,670)           --           (46)      (12,781)      (11,313)
  Transfers Between
   Subaccounts (including
   fixed account), Net             8,941,834   (50,968,685)   (9,595,600)  (11,596,817)   (7,968,362)  (40,093,477)
  Contract Charges                   (65,043)      (65,122)      (28,104)      (31,174)      (79,959)      (81,159)
  Adjustments to Net Assets
   Allocated to Contracts in
   Payout Period                      (2,506)       80,476          (489)       (2,567)        1,136         2,636
  Increase (decrease) in
   Amounts Retained in
   Separate Account A                     --            --            --            --            --            --
                                ------------  ------------  ------------  ------------  ------------  ------------
  Net Increase (Decrease) In
   Net Assets From Contract
   Transactions                     (824,425)  (53,932,375)   (8,257,444)  (12,331,011)  (42,990,164)  (66,677,636)
                                ------------  ------------  ------------  ------------  ------------  ------------
Total Increase (Decrease) In
  Net Assets                      23,407,400    87,425,347    (6,157,538)   19,442,737     6,590,268   159,384,916
NET ASSETS:
Beginning Of Period              508,083,717   420,658,370   137,360,016   117,917,279   859,834,496   700,449,580
                                ------------  ------------  ------------  ------------  ------------  ------------
End Of Period                   $531,491,117  $508,083,717  $131,202,478  $137,360,016  $866,424,764  $859,834,496
                                ============  ============  ============  ============  ============  ============

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                    VALIC COMPANY II           VALIC COMPANY II            VALIC COMPANY II
                                  CAPITAL APPRECIATION          LARGE CAP VALUE          SOCIALLY RESPONSIBLE
                                          FUND                       FUND                        FUND
                                ------------------------  --------------------------  --------------------------
                                       DIVISION 39                DIVISION 40                 DIVISION 41
                                ------------------------  --------------------------  --------------------------
                                  FOR THE      FOR THE      FOR THE       FOR THE       FOR THE       FOR THE
                                 YEAR ENDED   YEAR ENDED   YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                                DECEMBER 31, DECEMBER 31, DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                    2014         2013         2014          2013          2014          2013
                                ------------ ------------ ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS:
  Net Investment Income (Loss)  $  (115,669) $  (262,687) $    777,922  $ (1,241,405) $  4,050,623  $ (4,309,678)
  Net Realized Gains (Losses)
   From Securities
   Transactions                   3,914,663    2,952,840    11,031,383     8,498,534    38,450,246    40,646,295
  Net Change In Unrealized
   Appreciation
   (Depreciation) During The
   Period                          (663,590)   8,549,599     6,232,249    43,240,600    48,243,514   138,285,274
                                -----------  -----------  ------------  ------------  ------------  ------------
Increase (Decrease) In Net
  Assets From Operations          3,135,404   11,239,752    18,041,554    50,497,729    90,744,383   174,621,891
                                -----------  -----------  ------------  ------------  ------------  ------------
CONTRACT TRANSACTIONS:
  Payments Received From
   Contract Owners                2,548,708    2,931,260    11,551,752    12,334,115    38,993,584    37,922,120
  Surrenders Of Accumulation
   Units By Terminations And
   Withdrawals                   (4,480,076)  (3,622,574)  (18,146,502)  (15,360,341)  (64,175,472)  (57,108,477)
  Annuity Benefit Payments               --           --            --           (27)       (4,085)       (3,634)
  Transfers Between
   Subaccounts (including
   fixed account), Net             (656,440)  (2,809,400)   (8,325,195)   (7,662,543)    9,817,800   (51,380,823)
  Contract Charges                   (3,444)      (3,615)      (35,707)      (38,208)      (58,228)      (57,068)
  Adjustments to Net Assets
   Allocated to Contracts in
   Payout Period                         --           --        (1,608)      (13,438)         (800)      (10,384)
  Increase (decrease) in
   Amounts Retained in
   Separate Account A                    --           --            --            --            --            --
                                -----------  -----------  ------------  ------------  ------------  ------------
  Net Increase (Decrease) In
   Net Assets From Contract
   Transactions                  (2,591,252)  (3,504,329)  (14,957,260)  (10,740,442)  (15,427,201)  (70,638,266)
                                -----------  -----------  ------------  ------------  ------------  ------------
Total Increase (Decrease) In
  Net Assets                        544,152    7,735,423     3,084,294    39,757,287    75,317,182   103,983,625
NET ASSETS:
Beginning Of Period              41,603,758   33,868,335   191,301,293   151,544,006   640,725,677   536,742,052
                                -----------  -----------  ------------  ------------  ------------  ------------
End Of Period                   $42,147,910  $41,603,758  $194,385,587  $191,301,293  $716,042,859  $640,725,677
                                ===========  ===========  ============  ============  ============  ============

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                     VALIC COMPANY II             VALIC COMPANY I            VALIC COMPANY II
                                      MONEY MARKET II          NASDAQ-100 (R) INDEX          AGGRESSIVE GROWTH
                                           FUND                        FUND                   LIFESTYLE FUND
                                --------------------------  --------------------------  --------------------------
                                        DIVISION 44                 DIVISION 46                 DIVISION 48
                                --------------------------  --------------------------  --------------------------
                                  FOR THE       FOR THE       FOR THE       FOR THE       FOR THE       FOR THE
                                 YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                                DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                    2014          2013          2014          2013          2014          2013
                                ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS:
  Net Investment Income (Loss)  $ (1,203,573) $ (1,252,625) $   (506,747) $ (1,668,211) $    975,199  $ (2,843,905)
  Net Realized Gains (Losses)
   From Securities
   Transactions                           (1)           (1)    9,879,816    10,439,476    11,831,393     7,029,114
  Net Change In Unrealized
   Appreciation
   (Depreciation) During The
   Period                                  1             1    26,589,549    43,947,634     4,206,949    71,714,292
                                ------------  ------------  ------------  ------------  ------------  ------------
Increase (Decrease) In Net
  Assets From Operations          (1,203,573)   (1,252,625)   35,962,618    52,718,899    17,013,541    75,899,501
                                ------------  ------------  ------------  ------------  ------------  ------------
CONTRACT TRANSACTIONS:
  Payments Received From
   Contract Owners                65,267,241    77,771,263    17,501,339    17,400,838    77,920,740    78,448,072
  Surrenders Of Accumulation
   Units By Terminations And
   Withdrawals                   (17,967,390)   (4,327,056)  (16,100,051)  (12,881,402)  (27,849,938)  (24,073,878)
  Annuity Benefit Payments            (3,038)       (3,198)       (3,044)       (1,083)       (5,410)       (4,145)
  Transfers Between
   Subaccounts (including
   fixed account), Net           (69,068,592)  (63,056,892)   16,177,920    (9,584,278)   (8,565,489)  (10,514,440)
  Contract Charges                   (23,432)      (25,633)      (21,997)      (21,259)      (64,047)      (54,894)
  Adjustments to Net Assets
   Allocated to Contracts in
   Payout Period                         517        (1,171)         (972)        1,597           107        14,805
  Increase (decrease) in
   Amounts Retained in
   Separate Account A                     --            --            --            --            --            --
                                ------------  ------------  ------------  ------------  ------------  ------------
  Net Increase (Decrease) In
   Net Assets From Contract
   Transactions                  (21,794,694)   10,357,313    17,553,195    (5,085,587)   41,435,963    43,815,520
                                ------------  ------------  ------------  ------------  ------------  ------------
Total Increase (Decrease) In
  Net Assets                     (22,998,267)    9,104,688    53,515,813    47,633,312    58,449,504   119,715,021
NET ASSETS:
Beginning Of Period              181,686,181   172,581,493   202,624,770   154,991,458   456,690,469   336,975,448
                                ------------  ------------  ------------  ------------  ------------  ------------
End Of Period                   $158,687,914  $181,686,181  $256,140,583  $202,624,770  $515,139,973  $456,690,469
                                ============  ============  ============  ============  ============  ============

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                               VALIC COMPANY II            VALIC COMPANY II          VANGUARD LIFESTRATEGY
                                                MODERATE GROWTH           CONSERVATIVE GROWTH               GROWTH
                                                LIFESTYLE FUND              LIFESTYLE FUND                   FUND
                                          --------------------------  --------------------------  --------------------------
                                                  DIVISION 49                 DIVISION 50                 DIVISION 52
                                          --------------------------  --------------------------  --------------------------
                                            FOR THE       FOR THE       FOR THE       FOR THE       FOR THE       FOR THE
                                           YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                                          DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                              2014          2013          2014          2013          2014          2013
                                          ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS:
  Net Investment Income (Loss)            $  4,090,551  $ (4,290,012) $  3,625,973  $ (1,875,193) $  1,880,828  $  1,588,568
  Net Realized Gains (Losses) From
   Securities Transactions                  24,207,822     4,982,573    14,099,520     6,442,718     4,716,260     2,070,978
  Net Change In Unrealized Appreciation
   (Depreciation) During The Period         (2,772,870)   86,309,411    (9,459,411)   16,481,791     5,321,192    29,522,687
                                          ------------  ------------  ------------  ------------  ------------  ------------
Increase (Decrease) In Net Assets From
  Operations                                25,525,503    87,001,972     8,266,082    21,049,316    11,918,280    33,182,233
                                          ------------  ------------  ------------  ------------  ------------  ------------
CONTRACT TRANSACTIONS:
  Payments Received From Contract Owners   156,571,439   148,096,745    65,899,242    69,894,512    20,423,702    18,762,101
  Surrenders Of Accumulation Units By
   Terminations And Withdrawals            (55,702,817)  (41,635,063)  (29,941,342)  (21,527,673)  (16,803,297)  (14,153,066)
  Annuity Benefit Payments                      (1,903)       (1,771)           --            --          (717)         (391)
  Transfers Between Subaccounts
   (including fixed account), Net          (16,750,335)   (4,551,550)   (2,179,039)   (2,995,028)   (4,124,804)   (1,695,167)
  Contract Charges                            (100,347)      (88,540)      (35,685)      (33,504)      (27,567)      (27,368)
  Adjustments to Net Assets Allocated
   to Contracts in Payout Period                    57           917       (33,547)       (1,815)       (3,136)       (3,162)
  Increase (decrease) in Amounts
   Retained in Separate Account A                   --            --            --            --            --            --
                                          ------------  ------------  ------------  ------------  ------------  ------------
  Net Increase (Decrease) In Net Assets
   From Contract Transactions               84,016,094   101,820,738    33,709,629    45,336,492      (535,819)    2,882,947
                                          ------------  ------------  ------------  ------------  ------------  ------------
Total Increase (Decrease) In Net Assets    109,541,597   188,822,710    41,975,711    66,385,808    11,382,461    36,065,180
NET ASSETS:
Beginning Of Period                        687,343,991   498,521,281   283,012,403   216,626,595   202,733,037   166,667,857
                                          ------------  ------------  ------------  ------------  ------------  ------------
End Of Period                             $796,885,588  $687,343,991  $324,988,114  $283,012,403  $214,115,498  $202,733,037
                                          ============  ============  ============  ============  ============  ============

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                             VANGUARD LIFESTRATEGY      VANGUARD LIFESTRATEGY        VALIC COMPANY II
                                                MODERATE GROWTH          CONSERVATIVE GROWTH             CORE BOND
                                                     FUND                       FUND                       FUND
                                          --------------------------  ------------------------  --------------------------
                                                  DIVISION 53                DIVISION 54                DIVISION 58
                                          --------------------------  ------------------------  --------------------------
                                            FOR THE       FOR THE       FOR THE      FOR THE      FOR THE       FOR THE
                                           YEAR ENDED    YEAR ENDED    YEAR ENDED   YEAR ENDED   YEAR ENDED    YEAR ENDED
                                          DECEMBER 31,  DECEMBER 31,  DECEMBER 31, DECEMBER 31, DECEMBER 31,  DECEMBER 31,
                                              2014          2013          2014         2013         2014          2013
                                          ------------  ------------  ------------ ------------ ------------  ------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS:
  Net Investment Income (Loss)            $  1,948,544  $  1,610,338  $   757,970  $   613,055  $  8,108,248  $ (3,920,825)
  Net Realized Gains (Losses) From
   Securities Transactions                   7,860,394     2,609,100    4,917,830    4,972,030    16,617,454     2,650,456
  Net Change In Unrealized Appreciation
   (Depreciation) During The Period          2,482,995    21,332,026   (1,170,998)     238,352     7,641,574   (11,880,460)
                                          ------------  ------------  -----------  -----------  ------------  ------------
Increase (Decrease) In Net Assets From
  Operations                                12,291,933    25,551,464    4,504,802    5,823,437    32,367,276   (13,150,829)
                                          ------------  ------------  -----------  -----------  ------------  ------------
CONTRACT TRANSACTIONS:
  Payments Received From Contract Owners    24,911,450    26,153,149   10,374,642   11,691,325    57,784,160    59,518,449
  Surrenders Of Accumulation Units By
   Terminations And Withdrawals            (23,638,801)  (20,671,656)  (9,654,447)  (9,577,891)  (69,755,610)  (53,075,436)
  Annuity Benefit Payments                        (585)         (550)        (517)        (508)       (1,398)       (1,466)
  Transfers Between Subaccounts
   (including fixed account), Net           (2,543,487)   (4,908,243)    (542,400)  (2,344,441)   20,563,037   220,070,659
  Contract Charges                             (31,350)      (31,041)     (10,751)     (10,788)      (41,322)      (38,553)
  Adjustments to Net Assets Allocated
   to Contracts in Payout Period                    31          (515)         338       (5,121)          393        (2,602)
  Increase (decrease) in Amounts
   Retained in Separate Account A                   --            --           --           --            --            --
                                          ------------  ------------  -----------  -----------  ------------  ------------
  Net Increase (Decrease) In Net Assets
   From Contract Transactions               (1,302,742)      541,144      166,865     (247,424)    8,549,260   226,471,051
                                          ------------  ------------  -----------  -----------  ------------  ------------
Total Increase (Decrease) In Net Assets     10,989,191    26,092,608    4,671,667    5,576,013    40,916,536   213,320,222
NET ASSETS:
Beginning Of Period                        213,624,221   187,531,613   79,829,783   74,253,770   673,167,013   459,846,791
                                          ------------  ------------  -----------  -----------  ------------  ------------
End Of Period                             $224,613,412  $213,624,221  $84,501,450  $79,829,783  $714,083,549  $673,167,013
                                          ============  ============  ===========  ===========  ============  ============

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                                                                 VALIC
                                                     VALIC                    COMPANY II
                                                  COMPANY II                  HIGH YIELD
                                              STRATEGIC BOND FUND              BOND FUND                  ARIEL FUND
                                          --------------------------  --------------------------  --------------------------
                                                  DIVISION 59                 DIVISION 60                 DIVISION 68
                                          --------------------------  --------------------------  --------------------------
                                            FOR THE       FOR THE       FOR THE       FOR THE       FOR THE       FOR THE
                                           YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                                          DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                              2014          2013          2014          2013          2014          2013
                                          ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS:
  Net Investment Income (Loss)            $ 17,737,052  $ (4,380,170) $ 13,480,044  $ (2,218,687) $ (1,647,829) $ (1,189,756)
  Net Realized Gains (Losses) From
   Securities Transactions                  14,009,056     5,409,632     6,805,521    14,286,841    96,117,379    24,348,034
  Net Change In Unrealized Appreciation
   (Depreciation) During The Period        (13,077,173)   (4,834,717)  (13,695,582)    1,289,681   (50,272,170)  124,172,130
                                          ------------  ------------  ------------  ------------  ------------  ------------
Increase (Decrease) In Net Assets From
  Operations                                18,668,935    (3,805,255)    6,589,983    13,357,835    44,197,380   147,330,408
                                          ------------  ------------  ------------  ------------  ------------  ------------
CONTRACT TRANSACTIONS:
  Payments Received From Contract Owners    47,154,839    72,063,693    26,872,921    33,965,169    16,570,205    17,676,912
  Surrenders Of Accumulation Units By
   Terminations And Withdrawals            (54,096,295)  (55,547,507)  (32,955,836)  (28,587,845)  (38,305,075)  (34,439,232)
  Annuity Benefit Payments                      (7,434)       (7,263)         (946)         (842)      (14,659)      (12,747)
  Transfers Between Subaccounts
   (including fixed account), Net            6,039,860   (26,700,624)   24,642,207    (5,862,071)  (15,856,579)   (3,704,881)
  Contract Charges                             (54,508)      (58,101)      (38,418)      (37,155)      (51,963)      (55,363)
  Adjustments to Net Assets Allocated
   to Contracts in Payout Period                (7,673)       (5,194)           17           203         2,422       (48,576)
  Increase (decrease) in Amounts
   Retained in Separate Account A                   --            --            --            --            --            --
                                          ------------  ------------  ------------  ------------  ------------  ------------
  Net Increase (Decrease) In Net Assets
   From Contract Transactions                 (971,211)  (10,254,996)   18,519,945      (522,541)  (37,655,649)  (20,583,887)
                                          ------------  ------------  ------------  ------------  ------------  ------------
Total Increase (Decrease) In Net Assets     17,697,724   (14,060,251)   25,109,928    12,835,294     6,541,731   126,746,521
NET ASSETS:
Beginning Of Period                        589,850,438   603,910,689   313,222,155   300,386,861   476,196,112   349,449,591
                                          ------------  ------------  ------------  ------------  ------------  ------------
End Of Period                             $607,548,162  $589,850,438  $338,332,083  $313,222,155  $482,737,843  $476,196,112
                                          ============  ============  ============  ============  ============  ============

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                                     ARIEL                 AMERICAN BEACON            VALIC COMPANY I
                                                 APPRECIATION             HOLLAND LARGE CAP          BLUE CHIP GROWTH
                                                     FUND                    GROWTH FUND                   FUND
                                          --------------------------  ------------------------  --------------------------
                                                  DIVISION 69                DIVISION 70                DIVISION 72
                                          --------------------------  ------------------------  --------------------------
                                            FOR THE       FOR THE       FOR THE      FOR THE      FOR THE       FOR THE
                                           YEAR ENDED    YEAR ENDED    YEAR ENDED   YEAR ENDED   YEAR ENDED    YEAR ENDED
                                          DECEMBER 31,  DECEMBER 31,  DECEMBER 31, DECEMBER 31, DECEMBER 31,  DECEMBER 31,
                                              2014          2013          2014         2013         2014          2013
                                          ------------  ------------  ------------ ------------ ------------  ------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS:
  Net Investment Income (Loss)            $   (944,201) $   (139,229) $  (643,411) $  (613,727) $ (4,315,351) $ (4,481,593)
  Net Realized Gains (Losses) From
   Securities Transactions                  76,114,553    40,801,624   10,971,219   11,354,592    56,596,704    25,490,990
  Net Change In Unrealized Appreciation
   (Depreciation) During The Period        (44,016,385)   95,260,581   (6,298,280)   7,413,553    (9,881,934)  135,521,250
                                          ------------  ------------  -----------  -----------  ------------  ------------
Increase (Decrease) In Net Assets From
  Operations                                31,153,967   135,922,976    4,029,528   18,154,418    42,399,419   156,530,647
                                          ------------  ------------  -----------  -----------  ------------  ------------
CONTRACT TRANSACTIONS:
  Payments Received From Contract Owners    29,566,537    30,590,098    2,623,965    2,799,768    38,789,107    38,890,472
  Surrenders Of Accumulation Units By
   Terminations And Withdrawals            (34,314,753)  (30,073,675)  (4,906,053)  (6,432,910)  (48,307,994)  (41,390,956)
  Annuity Benefit Payments                     (13,731)      (14,021)      (1,252)      (1,129)       (2,974)       (2,562)
  Transfers Between Subaccounts
   (including fixed account), Net          (10,795,411)   29,795,225   (6,898,164)  (4,719,618)  (21,176,685)  (30,541,443)
  Contract Charges                             (42,960)      (44,955)      (3,951)      (4,237)      (69,544)      (67,405)
  Adjustments to Net Assets Allocated
   to Contracts in Payout Period                   432      (117,066)          52         (195)       (1,064)        4,451
  Increase (decrease) in Amounts
   Retained in Separate Account A                   --            --           --           --            --            --
                                          ------------  ------------  -----------  -----------  ------------  ------------
  Net Increase (Decrease) In Net Assets
   From Contract Transactions              (15,599,886)   30,135,606   (9,185,403)  (8,358,321)  (30,769,154)  (33,107,443)
                                          ------------  ------------  -----------  -----------  ------------  ------------
Total Increase (Decrease) In Net Assets     15,554,081   166,058,582   (5,155,875)   9,796,097    11,630,265   123,423,204
NET ASSETS:
Beginning Of Period                        453,673,227   287,614,645   72,346,631   62,550,534   530,958,242   407,535,038
                                          ------------  ------------  -----------  -----------  ------------  ------------
End Of Period                             $469,227,308  $453,673,227  $67,190,756  $72,346,631  $542,588,507  $530,958,242
                                          ============  ============  ===========  ===========  ============  ============

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                                VALIC COMPANY I             VALIC COMPANY I            VALIC COMPANY I
                                                HEALTH SCIENCES                  VALUE             BROAD CAP VALUE INCOME
                                                     FUND                        FUND                       FUND
                                          --------------------------  --------------------------  ------------------------
                                                  DIVISION 73                 DIVISION 74                DIVISION 75
                                          --------------------------  --------------------------  ------------------------
                                            FOR THE       FOR THE       FOR THE       FOR THE       FOR THE      FOR THE
                                           YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED   YEAR ENDED
                                          DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31, DECEMBER 31,
                                              2014          2013          2014          2013          2014         2013
                                          ------------  ------------  ------------  ------------  ------------ ------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS:
  Net Investment Income (Loss)            $ (5,965,007) $ (4,099,765) $    685,459  $   (968,806) $    99,143  $  (376,117)
  Net Realized Gains (Losses) From
   Securities Transactions                  42,141,279     9,148,838     9,358,318     6,920,206    2,885,119    3,355,755
  Net Change In Unrealized Appreciation
   (Depreciation) During The Period        129,200,176   162,146,104       458,938    20,225,266     (127,012)   8,071,038
                                          ------------  ------------  ------------  ------------  -----------  -----------
Increase (Decrease) In Net Assets From
  Operations                               165,376,448   167,195,177    10,502,715    26,176,666    2,857,250   11,050,676
                                          ------------  ------------  ------------  ------------  -----------  -----------
CONTRACT TRANSACTIONS:
  Payments Received From Contract Owners    47,208,952    41,894,070     5,917,629     6,211,662    3,222,954    3,604,045
  Surrenders Of Accumulation Units By
   Terminations And Withdrawals            (47,019,978)  (32,345,980)  (10,577,544)   (9,822,248)  (3,700,581)  (3,029,083)
  Annuity Benefit Payments                     (17,974)      (13,858)         (289)           (9)          --           --
  Transfers Between Subaccounts
   (including fixed account), Net           42,718,213    41,095,885    (8,919,523)   (6,712,098)   5,426,171   (1,332,418)
  Contract Charges                             (51,205)      (43,404)       (9,455)      (10,156)      (3,880)      (3,767)
  Adjustments to Net Assets Allocated
   to Contracts in Payout Period                 9,665       (70,361)           57          (289)          --           --
  Increase (decrease) in Amounts
   Retained in Separate Account A                   --            --            --            --           --           --
                                          ------------  ------------  ------------  ------------  -----------  -----------
  Net Increase (Decrease) In Net Assets
   From Contract Transactions               42,847,673    50,516,352   (13,589,125)  (10,333,138)   4,944,664     (761,223)
                                          ------------  ------------  ------------  ------------  -----------  -----------
Total Increase (Decrease) In Net Assets    208,224,121   217,711,529    (3,086,410)   15,843,528    7,801,914   10,289,453
NET ASSETS:
Beginning Of Period                        533,127,071   315,415,542   107,188,542    91,345,014   41,756,053   31,466,600
                                          ------------  ------------  ------------  ------------  -----------  -----------
End Of Period                             $741,351,192  $533,127,071  $104,102,132  $107,188,542  $49,557,967  $41,756,053
                                          ============  ============  ============  ============  ===========  ===========

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                                VALIC COMPANY I             VALIC COMPANY I             VALIC COMPANY I
                                                LARGE CAP CORE            INFLATION PROTECTED               GROWTH
                                                     FUND                        FUND                        FUND
                                          --------------------------  --------------------------  --------------------------
                                                  DIVISION 76                 DIVISION 77                 DIVISION 78
                                          --------------------------  --------------------------  --------------------------
                                            FOR THE       FOR THE       FOR THE       FOR THE       FOR THE       FOR THE
                                           YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                                          DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                              2014          2013          2014          2013          2014          2013
                                          ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS:
  Net Investment Income (Loss)            $    (58,107) $ (1,483,880) $  3,833,639  $ (4,058,532) $ (1,299,152) $ (7,880,765)
  Net Realized Gains (Losses) From
   Securities Transactions                  25,376,658     8,867,991     6,408,007     7,087,397    65,683,369    44,272,430
  Net Change In Unrealized Appreciation
   (Depreciation) During The Period         (5,726,807)   38,552,041    (2,410,873)  (37,483,118)   26,266,489   182,566,015
                                          ------------  ------------  ------------  ------------  ------------  ------------
Increase (Decrease) In Net Assets From
  Operations                                19,591,744    45,936,152     7,830,773   (34,454,253)   90,650,706   218,957,680
                                          ------------  ------------  ------------  ------------  ------------  ------------
CONTRACT TRANSACTIONS:
  Payments Received From Contract Owners    11,616,667    12,284,687    28,601,926    43,684,068    41,412,963    36,846,819
  Surrenders Of Accumulation Units By
   Terminations And Withdrawals            (15,620,061)  (14,495,110)  (43,369,639)  (40,370,198)  (74,733,173)  (62,749,045)
  Annuity Benefit Payments                      (4,349)       (3,419)       (1,357)       (1,349)      (21,654)      (19,514)
  Transfers Between Subaccounts
   (including fixed account), Net          (17,590,832)   (9,253,729)   44,181,990    28,061,374   (13,910,847)  (49,146,679)
  Contract Charges                             (27,546)      (29,452)      (47,891)      (47,478)     (151,467)     (163,037)
  Adjustments to Net Assets Allocated
   to Contracts in Payout Period                 1,676         3,768        (8,229)       10,005        (1,019)       29,161
  Increase (decrease) in Amounts
   Retained in Separate Account A                   --            --            --            --            --            --
                                          ------------  ------------  ------------  ------------  ------------  ------------
  Net Increase (Decrease) In Net Assets
   From Contract Transactions              (21,624,445)  (11,493,255)   29,356,800    31,336,422   (47,405,197)  (75,202,295)
                                          ------------  ------------  ------------  ------------  ------------  ------------
Total Increase (Decrease) In Net Assets     (2,032,701)   34,442,897    37,187,573    (3,117,831)   43,245,509   143,755,385
NET ASSETS:
Beginning Of Period                        170,579,990   136,137,093   410,165,673   413,283,504   933,491,751   789,736,366
                                          ------------  ------------  ------------  ------------  ------------  ------------
End Of Period                             $168,547,289  $170,579,990  $447,353,246  $410,165,673  $976,737,260  $933,491,751
                                          ============  ============  ============  ============  ============  ============

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                                VALIC COMPANY I              SUNAMERICA               VALIC COMPANY I
                                           LARGE CAPITAL GROWTH FUND     2020 HIGH WATERMARK     MID CAP STRATEGIC GROWTH
                                                     FUND                       FUND                       FUND
                                          --------------------------  ------------------------  --------------------------
                                                  DIVISION 79                DIVISION 82                DIVISION 83
                                          --------------------------  ------------------------  --------------------------
                                            FOR THE       FOR THE       FOR THE      FOR THE      FOR THE       FOR THE
                                           YEAR ENDED    YEAR ENDED    YEAR ENDED   YEAR ENDED   YEAR ENDED    YEAR ENDED
                                          DECEMBER 31,  DECEMBER 31,  DECEMBER 31, DECEMBER 31, DECEMBER 31,  DECEMBER 31,
                                              2014          2013          2014         2013         2014          2013
                                          ------------  ------------  ------------ ------------ ------------  ------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS:
  Net Investment Income (Loss)            $ (1,933,892) $ (3,530,769) $   150,353  $   173,193  $ (1,275,733) $ (2,490,684)
  Net Realized Gains (Losses) From
   Securities Transactions                  47,796,212    14,377,246       97,930      490,022    29,695,039    18,926,679
  Net Change In Unrealized Appreciation
   (Depreciation) During The Period         (5,990,003)   87,760,790       72,336   (1,630,523)  (22,584,657)   66,460,856
                                          ------------  ------------  -----------  -----------  ------------  ------------
Increase (Decrease) In Net Assets From
  Operations                                39,872,317    98,607,267      320,619     (967,308)    5,834,649    82,896,851
                                          ------------  ------------  -----------  -----------  ------------  ------------
CONTRACT TRANSACTIONS:
  Payments Received From Contract Owners    11,680,898    11,890,698       38,348       36,751    10,506,647    10,079,693
  Surrenders Of Accumulation Units By
   Terminations And Withdrawals            (32,800,337)  (30,676,879)  (1,170,802)  (1,752,005)  (24,053,688)  (23,155,880)
  Annuity Benefit Payments                     (11,026)      (10,048)          --           --        (3,335)       (2,913)
  Transfers Between Subaccounts
   (including fixed account), Net          (10,730,143)  (16,542,518)    (999,733)  (1,447,474)  (15,312,436)   (5,290,038)
  Contract Charges                             (83,130)      (89,788)      (2,784)      (3,138)      (50,468)      (54,703)
  Adjustments to Net Assets Allocated
   to Contracts in Payout Period                 2,377        (8,781)          --           --          (861)         (455)
  Increase (decrease) in Amounts
   Retained in Separate Account A                   --            --           --           --            --            --
                                          ------------  ------------  -----------  -----------  ------------  ------------
  Net Increase (Decrease) In Net Assets
   From Contract Transactions              (31,941,361)  (35,437,316)  (2,134,971)  (3,165,866)  (28,914,141)  (18,424,296)
                                          ------------  ------------  -----------  -----------  ------------  ------------
Total Increase (Decrease) In Net Assets      7,930,956    63,169,951   (1,814,352)  (4,133,174)  (23,079,492)   64,472,555
NET ASSETS:
Beginning Of Period                        406,386,027   343,216,076   11,582,663   15,715,837   298,156,327   233,683,772
                                          ------------  ------------  -----------  -----------  ------------  ------------
End Of Period                             $414,316,983  $406,386,027  $ 9,768,311  $11,582,663  $275,076,835  $298,156,327
                                          ============  ============  ===========  ===========  ============  ============

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                                VALIC COMPANY I             VALIC COMPANY I             VALIC COMPANY I
                                           SMALL CAP SPECIAL VALUES            SMALL MID             SMALL CAP AGGRESSIVE
                                                     FUND                     GROWTH FUND                 GROWTH FUND
                                          --------------------------  --------------------------  --------------------------
                                                  DIVISION 84                 DIVISION 85                 DIVISION 86
                                          --------------------------  --------------------------  --------------------------
                                            FOR THE       FOR THE       FOR THE       FOR THE       FOR THE       FOR THE
                                           YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                                          DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                              2014          2013          2014          2013          2014          2013
                                          ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS:
  Net Investment Income (Loss)            $   (509,015) $ (1,966,809) $ (1,131,066) $ (1,079,010) $ (1,008,075) $   (853,079)
  Net Realized Gains (Losses) From
   Securities Transactions                  17,363,689    15,277,115    19,230,886     7,554,989    23,091,378     6,810,591
  Net Change In Unrealized Appreciation
   (Depreciation) During The Period         (3,910,808)   53,636,365    (6,529,628)   26,275,792   (13,770,831)   28,536,020
                                          ------------  ------------  ------------  ------------  ------------  ------------
Increase (Decrease) In Net Assets From
  Operations                                12,943,866    66,946,671    11,570,192    32,751,771     8,312,472    34,493,532
                                          ------------  ------------  ------------  ------------  ------------  ------------
CONTRACT TRANSACTIONS:
  Payments Received From Contract Owners     9,170,570     8,629,255     4,865,665     5,056,454     6,612,554     5,887,773
  Surrenders Of Accumulation Units By
   Terminations And Withdrawals            (18,575,424)  (18,734,745)  (10,223,663)  (10,017,835)   (8,675,155)   (8,406,351)
  Annuity Benefit Payments                     (11,697)      (13,177)         (607)         (536)         (915)         (716)
  Transfers Between Subaccounts
   (including fixed account), Net          (13,645,868)  (13,067,041)  (12,570,575)   (2,372,293)  (10,695,509)    4,759,378
  Contract Charges                             (23,310)      (25,422)      (14,002)      (15,292)      (10,907)      (11,031)
  Adjustments to Net Assets Allocated
   to Contracts in Payout Period                    32       (87,663)         (279)         (587)          (40)          768
  Increase (decrease) in Amounts
   Retained in Separate Account A                   --            --            --            --            --            --
                                          ------------  ------------  ------------  ------------  ------------  ------------
  Net Increase (Decrease) In Net Assets
   From Contract Transactions              (23,085,697)  (23,298,793)  (17,943,461)   (7,350,089)  (12,769,972)    2,229,821
                                          ------------  ------------  ------------  ------------  ------------  ------------
Total Increase (Decrease) In Net Assets    (10,141,831)   43,647,878    (6,373,269)   25,401,682    (4,457,500)   36,723,353
NET ASSETS:
Beginning Of Period                        232,376,133   188,728,255   127,107,733   101,706,051   110,638,897    73,915,544
                                          ------------  ------------  ------------  ------------  ------------  ------------
End Of Period                             $222,234,302  $232,376,133  $120,734,464  $127,107,733  $106,181,397  $110,638,897
                                          ============  ============  ============  ============  ============  ============

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                                VALIC COMPANY I             VALIC COMPANY I              VALIC COMPANY I
                                              EMERGING ECONOMIES            GLOBAL STRATEGY               FOREIGN VALUE
                                                     FUND                        FUND                         FUND
                                          --------------------------  --------------------------  ----------------------------
                                                  DIVISION 87                 DIVISION 88                  DIVISION 89
                                          --------------------------  --------------------------  ----------------------------
                                            FOR THE       FOR THE       FOR THE       FOR THE        FOR THE        FOR THE
                                           YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED     YEAR ENDED     YEAR ENDED
                                          DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                              2014          2013          2014          2013           2014           2013
                                          ------------  ------------  ------------  ------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS:
  Net Investment Income (Loss)            $  3,086,463  $ (5,340,379) $ 12,380,118  $ (4,547,149) $   9,391,687  $  (8,695,250)
  Net Realized Gains (Losses) From
   Securities Transactions                   6,995,109    17,728,569    16,964,331     9,620,578     24,228,626     55,299,972
  Net Change In Unrealized Appreciation
   (Depreciation) During The Period        (48,702,291)  (32,455,843)  (24,159,475)   72,997,523   (151,697,082)   158,727,564
                                          ------------  ------------  ------------  ------------  -------------  -------------
Increase (Decrease) In Net Assets From
  Operations                               (38,620,719)  (20,067,653)    5,184,974    78,070,952   (118,076,769)   205,332,286
                                          ------------  ------------  ------------  ------------  -------------  -------------
CONTRACT TRANSACTIONS:
  Payments Received From Contract Owners    40,968,445    41,375,949    26,114,383    26,689,126     50,590,864     51,670,607
  Surrenders Of Accumulation Units By
   Terminations And Withdrawals            (50,755,748)  (49,631,732)  (48,756,237)  (44,548,915)   (85,412,319)   (86,620,953)
  Annuity Benefit Payments                      (2,856)       (3,377)      (17,904)      (16,074)        (7,680)        (7,222)
  Transfers Between Subaccounts
   (including fixed account), Net           56,858,899    30,532,405   (12,105,914)   33,571,426     24,461,261    (65,687,667)
  Contract Charges                             (95,152)      (97,263)      (48,418)      (50,953)      (117,126)      (121,011)
  Adjustments to Net Assets Allocated
   to Contracts in Payout Period                (9,114)      (22,224)        6,238       (86,292)        (2,433)       (12,979)
  Increase (decrease) in Amounts
   Retained in Separate Account A                   --            --            --            --             --             --
                                          ------------  ------------  ------------  ------------  -------------  -------------
  Net Increase (Decrease) In Net Assets
   From Contract Transactions               46,964,474    22,153,758   (34,807,852)   15,558,318    (10,487,433)  (100,779,225)
                                          ------------  ------------  ------------  ------------  -------------  -------------
Total Increase (Decrease) In Net Assets      8,343,755     2,086,105   (29,622,878)   93,629,270   (128,564,202)   104,553,061
NET ASSETS:
Beginning Of Period                        588,735,516   586,649,411   536,276,456   442,647,186    971,585,709    867,032,648
                                          ------------  ------------  ------------  ------------  -------------  -------------
End Of Period                             $597,079,271  $588,735,516  $506,653,578  $536,276,456  $ 843,021,507  $ 971,585,709
                                          ============  ============  ============  ============  =============  =============

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                                VALIC COMPANY I          INVESCO BALANCE-RISK           VALIC COMPANY I
                                              GLOBAL REAL ESTATE          COMMODITY STRATEGY          DYNAMIC ALLOCATION
                                                     FUND                        FUND                        FUND
                                          --------------------------  --------------------------  --------------------------
                                                 DIVISION 101                DIVISION 102                DIVISION 103
                                          --------------------------  --------------------------  --------------------------
                                            FOR THE       FOR THE       FOR THE       FOR THE       FOR THE       FOR THE
                                           YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                                          DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                              2014          2013          2014          2013          2014          2013
                                          ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS:
  Net Investment Income (Loss)            $ 13,227,489  $ (3,178,071) $ (2,468,960) $ (2,004,146) $  1,125,814  $   (957,909)
  Net Realized Gains (Losses) From
   Securities Transactions                  34,068,346    25,938,277    (4,570,933)   (1,418,535)    5,796,020     1,805,360
  Net Change In Unrealized Appreciation
   (Depreciation) During The Period        (11,459,586)   (9,432,697)  (39,879,947)  (30,793,585)    1,426,244    13,886,837
                                          ------------  ------------  ------------  ------------  ------------  ------------
Increase (Decrease) In Net Assets From
  Operations                                35,836,249    13,327,509   (46,919,840)  (34,216,266)    8,348,078    14,734,288
                                          ------------  ------------  ------------  ------------  ------------  ------------
CONTRACT TRANSACTIONS:
  Payments Received From Contract Owners    31,742,734    37,520,926    20,797,353    22,114,612    54,129,944   120,462,145
  Surrenders Of Accumulation Units By
   Terminations And Withdrawals            (30,188,941)  (27,502,064)  (22,061,612)  (19,336,182)    4,444,239    (3,923,233)
  Annuity Benefit Payments                        (423)         (313)       (4,655)          (19)           --            --
  Transfers Between Subaccounts
   (including fixed account), Net           63,057,137   (42,858,827)   56,997,137    60,145,748     7,527,994    65,541,170
  Contract Charges                             (50,481)      (48,778)      (41,467)      (39,015)       (8,970)       (2,933)
  Adjustments to Net Assets Allocated
   to Contracts in Payout Period                  (101)       (4,104)       (1,789)         (138)           --            --
  Increase (decrease) in Amounts
   Retained in Separate Account A                   --            --            --            --            --   (11,086,090)
                                          ------------  ------------  ------------  ------------  ------------  ------------
  Net Increase (Decrease) In Net Assets
   From Contract Transactions               64,559,925   (32,893,160)   55,684,967    62,885,006    66,093,207   170,991,059
                                          ------------  ------------  ------------  ------------  ------------  ------------
Total Increase (Decrease) In Net Assets    100,396,174   (19,565,651)    8,765,127    28,668,740    74,441,285   185,725,347
NET ASSETS:
Beginning Of Period                        306,863,680   326,429,331   242,807,717   214,138,977   195,706,622     9,981,275
                                          ------------  ------------  ------------  ------------  ------------  ------------
End Of Period                             $407,259,854  $306,863,680  $251,572,844  $242,807,717  $270,147,907  $195,706,622
                                          ============  ============  ============  ============  ============  ============

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

   The Variable Annuity Life Insurance Company Separate Account A (the
   "Separate Account") is a segregated investment account that was established by The Variable Annuity Life Insurance Company ("VALIC") to fund variable annuity insurance contracts issued by VALIC. VALIC is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), a holding company, which through its subsidiaries is engaged in a broad range of insurance and insurance related activities, financial services, retirement savings and asset management. The Separate Account is registered with the Securities and Exchange Commission as a segregated unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

   The Separate Account includes the following variable annuity products:
   Portfolio Director, Group Unit Purchase, Group Fixed and Variable Annuity (GTS-VA), IMPACT, Independence Plus, Potentia, and Equity Director.

   The Separate Account contracts are sold primarily by VALIC's exclusive sales force. The distributor of these contracts is American General Distributors, Inc., an affiliate of VALIC; however, all commissions are paid by VALIC. No underwriting fees are paid in connection with the distribution of these contracts.

   VALIC serves as the investment adviser to the VALIC Company I and II Series (formerly AIG Retirement Company I and II). VALIC also serves as the transfer agent and accounting services agent to the VALIC Company I and II Series. SunAmerica Asset Management Corporation ("SAAMCO"), an affiliate of VALIC, serves as investment sub-adviser to certain underlying mutual funds of each series. Third-party portfolio managers manage the remaining mutual funds. Collectively, all of the mutual funds are referred to as "Funds" throughout these financial statements.

   On October 26, 2012, the SunAmerica 2015 High Watermark Fund closed. Effective December 31, 2012 the VALIC Company I Dynamic Allocation Fund commenced operations.

   The Separate Account is comprised of sixty six sub-accounts or "divisions." Each division, which represents a variable investment vehicle available only through a VALIC annuity contract, invests in the Funds listed below.

VALIC Company I Funds
Capital Conservation Fund (Division 1    Blue Chip Growth Fund (Division 72)
and 7)                                   Health Sciences Fund (Division 73)
Money Market I Fund (Division 2 and 6)   Value Fund (Division 74)
Mid Cap Index Fund (Division 4)          Broad Cap Value Income Fund (Division 75)
Asset Allocation Fund (Division 5)       Large Cap Core Fund (Division 76)
Government Securities Fund (Division 8)  Inflation Protected Fund (Division 77)
Stock Index Fund (Divisions 10A, B, C,   Growth Fund (Division 78)
and D)                                   Large Capital Growth Fund (Division 79)
International Equities Index Fund        Mid Cap Strategic Growth Fund (Division 83)
(Division 11)                            Small Cap Special Values Fund (Division 84)
Global Social Awareness Fund (Division   Small Mid Growth Fund (Division 85)
12)                                      Small Cap Aggressive Growth Fund (Division 86)
International Government Bond Fund       Emerging Economies Fund (Division 87)
(Division 13)                            Global Strategy Fund (Division 88)
Small Cap Index Fund (Division 14)       Foreign Value Fund (Division 89)
Core Equity Fund (Division 15)           Global Real Estate Fund (Division 101)
Growth & Income Fund (Division 16)       Dynamic Allocation Fund (Division 103)
Science & Technology Fund (Division 17)
Small Cap Fund (Division 18)
International Growth Fund (Division 20)
Dividend Value Fund (Division 21)
Nasdaq-100(R) Index Fund (Division 46)

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)


1. ORGANIZATION (CONTINUED)

VALIC Company II Funds
International Opportunities Fund         Money Market II Fund (Division 44)
(Division 33)                            Aggressive Growth Lifestyle Fund (Division 48)
Small Cap Growth Fund (Division 35)      Moderate Growth Lifestyle Fund (Division 49)
Small Cap Value Fund (Division 36)       Conservative Growth Lifestyle Fund (Division 50)
Mid Cap Growth Fund (Division 37)        Core Bond Fund (Division 58)
Mid Cap Value Fund (Division 38)         Strategic Bond Fund (Division 59)
Capital Appreciation Fund (Division 39)  High Yield Bond Fund (Division 60)
Large Cap Value Fund (Division 40)
Socially Responsible Fund (Division 41)

Other Funds
Vanguard Long-Term Investment-Grade      Ariel Fund (Division 68)
Fund (Division 22)                       Ariel Appreciation Fund (Division 69)
Vanguard Long-Term Treasury Fund         American Beacon Holland Large Cap Growth Fund (Division
(Division 23)                            70)
Vanguard Windsor II Fund (Division 24)   SunAmerica 2020 High Watermark Fund (Division 82)
Vanguard Wellington Fund (Division 25)   Invesco Balanced-Risk Commodity Strategy Fund (Division
Vanguard LifeStrategy Growth Fund        102)
(Division 52)
Vanguard LifeStrategy Moderate Growth
Fund (Division 53)
Vanguard LifeStrategy Conservative
Growth Fund (Division 54)

   The assets of the Separate Account are segregated from VALIC's other assets. The operations of the Separate Account are part of VALIC.

   In addition to the sixty six divisions above, a contract owner may allocate contract funds to a fixed account, which is part of VALIC's general account. Contract owners should refer to the Portfolio Director prospectus, Group Unit Purchase prospectus, IMPACT prospectus, Independence Plus prospectus, Equity Director prospectus, and/or the Potentia prospectus for a complete description of the available Funds and fixed account.

   Net premiums from the contracts are allocated to the divisions and invested in the Funds in accordance with contract owner instructions and are recorded as principal transactions in the Statements of Changes in Net Assets.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   The financial statements of the Separate Account have been prepared in conformity with accounting principles generally accepted in the United States of America. The following is a summary of significant accounting policies consistently followed by the Separate Account in the preparation of its financial statements.

   USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principals general accepted in the United States of America requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

   INVESTMENT VALUATION: Investments in the Funds are valued at the net asset value per share at the close of each business day as reported by each Fund, which value their securities at fair value.

   INVESTMENT TRANSACTIONS AND RELATED INVESTMENT INCOME: Purchases and sales of shares of the Funds are made at the net asset values of such Funds. Transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are recognized at the date of sale. The cost basis to calculate the realized gains and losses is determined by recording purchases and subsequent sales on a first-in, first-out basis. Dividends and capital gain distributions from the Funds are recorded on the ex-dividend date and reinvested upon receipt.

   RESERVES FOR ANNUITY CONTRACTS ON BENEFIT: Participants are able to elect assumed interest rates between 3.0% and 6.0% in determining annuity payments. Reserves are calculated according to the 1983(a) Individual Mortality Table, the Annuity 2000 Mortality Table, and the 1994 Group Annuity Reserve Mortality Table, depending on the calendar year of annuitization.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)


2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

   At each reporting period, the assumptions must be evaluated based on current experience, and the reserves must be adjusted accordingly. To the extent additional reserves are established due to mortality risk experience, VALIC makes payments to the Separate Account. If there are excess reserves remaining at the time annuity payments cease, the assets supporting those reserves are transferred from the Separate Account to VALIC. VALIC received a net mortality transfer from the Separate Account of $(966,169) and $372,583 for the years ended December 31, 2014 and 2013, respectively.

   ACCUMULATION UNITS: Accumulation units are the basic valuation unit of a deferred variable annuity. Such units are valued daily to reflect investment performance and the prorated daily deduction for mortality and expense risk charges, net of any applicable expense reimbursements. VALIC offers both standard and enhanced contracts, which have different mortality and expense risk charges.

   FEDERAL INCOME TAXES: VALIC qualifies for federal income tax treatment granted to life insurance companies under subchapter L of the Internal Revenue Service Code (the "Code"). The operations of the Separate Account are part of the total operations of VALIC and are not taxed separately. Under the current provisions of the Code, VALIC does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. Based on this, no charge is being made currently to the Separate Account for federal income taxes. The Separate Account is not treated as a regulated investment company under the Code.

3. FAIR VALUE MEASUREMENTS

   Assets and liabilities recorded at fair value in the Separate Account balance sheet are measured and classified in a hierarchy for disclosure purposes consisting of three "levels" based on the observability of inputs available in the marketplace used to measure the fair values as discussed below. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Separate Account's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgments. In making the assessment, the Separate Account considers factors specific to the asset or liability.

   Level 1-- Fair value measurements that are quoted prices (unadjusted) in active markets that the Separate Account has the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets. The Separate Account does not adjust the quoted price for such instruments. Assets and liabilities measured at fair value on a recurring basis and classified as Level 1 include government and agency securities, actively traded listed common stocks and derivative contracts, most separate account assets and most mutual funds.

   Level 2-- Fair value measurements based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liability in active markets, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals. Assets and liabilities measured at fair value on a recurring basis and classified as Level 2 generally include certain government securities, most investment-grade and high-yield corporate bonds, certain asset backed securities, certain listed equities, state, municipal and provincial obligations, hybrid securities, and derivative contracts.

   Level 3-- Fair value measurements based on valuation techniques that use significant inputs that are unobservable. These measurements include circumstances in which there is little, if any, market activity for the asset or liability. Assets and liabilities measured at fair value on a recurring basis and classified as Level 3 principally include certain fixed income securities and equities.

   The Separate Account assets measured at fair value as of December 31, 2014 consist of investments registered mutual funds that generally trade daily and are measured at fair value using quoted prices in active markets for identical assets, which are classified as Level 1. See the Schedule of Portfolio Investments for the table presenting information about assets measured at fair value on a recurring basis at December 31, 2014, and respective hierarchy levels. As all assets of the Separate Account are classified as Level 1, no reconciliation of Level 3 assets and change in unrealized gains (losses) for Level 3 assets still held as of December 31, 2014, is presented.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)


4. CHARGES AND DEDUCTIONS

   Charges and deductions are applied against the current value of the Separate Account and are paid as follows:

   MORTALITY AND EXPENSE RISK CHARGE: Deductions for mortality and expense risks assumed by VALIC are calculated daily, at an annual rate, on the average daily net asset value of the underlying Funds comprising the divisions attributable to the contract owners and are paid to VALIC. The mortality and expense risk charges for each division is shown in the table below. The charges range from 0.21% to 2.10% based on the average daily net asset value of each division. The exact rate depends on the particular product issued and the division selected. This charge is guaranteed and cannot be increased by VALIC. The mortality and expense risk charges are to compensate VALIC for assuming mortality and expense risks under the contract. The mortality risk that VALIC assumes is the obligation to provide payments during the payout period for the life of the contract, no matter how long that might be. In addition, VALIC assumes the obligation to pay during the purchase period a death benefit. The expense risk is VALIC's obligation to cover the cost of issuing and administering the contract, no matter how large the cost may be. These charges are included on the mortality and expense risk charge line of the Statement of Operations.

DIVISIONS                                            RISK CHARGES
---------                                --------------------------------------
GTS-VA                                   0.85% on the first $10 million
10B                                      0.425% on the next $90 million
                                         0.21% on the excess over $100 million
GUP                                      1.00%
10A
Portfolio Director, Impact,              0.15% - 1.25%
Independence Plus
1, 2, 4 through 8, 10A, 10C, 10D, 11
through 18, 20, 21, 33, 35 through 41,
44 through 46, 48 through 50, 58
through 60, 72 through 79, 83 through
103
Portfolio Director                       0.40% - 1.25%
22 through 25, 52 through 54, 68
through 70, 82
Potentia Product                         0.95% - 1.45%
4, 6, 10C, 12, 14, 16, 17, 35, 39, 48
through 50, 58, 59, 78, 79, 83, 87
Equity Director                          1.60% - 2.10%
1 through 79, 83 through 103

Mortality and expense risk charges of the Separate Account's divisions' 10A and 10B (as defined to include underlying Fund expenses) are limited to the following rates based on average daily net assets:

DIVISIONS                                         EXPENSE LIMITATIONS
---------                                --------------------------------------

Group Unit Purchase                      1.4157% on the first $359,065,787
10A                                      1.36% on the next $40,934,213
                                         1.32% on the excess over $400 million

GTS-VA                                   0.6966% on the first $25,434,267
10B                                      0.50% on the first $74,565,733
                                         0.25% on the excess over $100 million

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)


4. CHARGES AND DEDUCTIONS (CONTINUED)

   SEPARATE ACCOUNT EXPENSE REIMBURSEMENTS OR CREDITS: Certain of the Funds or their affiliates have an agreement with VALIC to pay VALIC for administrative and shareholder services provided to the underlying Fund. VALIC applied these payments to reduce its charges to the division investing in that Fund. In addition, VALIC currently reimburses or credits certain divisions a portion of VALIC's mortality and expense risk charges, as shown in the table above. The reimbursements are included on the reimbursement of expenses line of the Statement of Operations. Such crediting arrangements are voluntary, and may be changed by VALIC at any time. The expense reimbursements are credited at the annual rates shown below.

DIVISIONS                                EXPENSE REDUCTION
---------                                -----------------
22, 23, 33, 35 through 41, 44, 48             0.25%
through 50, 58 through 70

   ACCOUNT MAINTENANCE CHARGE: An account maintenance charge of $3.75 is assessed on each contract (except those relating to divisions 10A and 10B, contracts within division 10D are assessed a $30 annual maintenance charge) by VALIC on the last day of the calendar quarter in which VALIC receives the first purchase payment, and in quarterly installments thereafter during the accumulation period. The account maintenance charge is to reimburse VALIC for administrative expenses for establishing and maintaining the record keeping for the divisions. Account maintenance charges for all divisions in the Separate Account totaled $3,793,341 and $3,892,642 for the years ended December 31, 2014 and 2013, respectively. These charges are paid by redemption of units outstanding and are included as part of the contract charges line of the Statement of Changes in Net Assets.

   SURRENDER CHARGE: When money is withdrawn from a participant's account, a surrender charge may be deducted from the amount withdrawn. VALIC received surrender charges of $4,447,373 and $4,253,904 for the years ended
   December 31, 2014 and 2013, respectively. The surrender charges are paid by redemption of units outstanding and represent the sum of all divisions presented in the Separate Account. These charges are included as part of the surrenders of accumulation units by termination and withdrawal line of the Statement of Changes in Net Assets.

   SALES AND ADMINISTRATIVE CHARGE: Certain purchase payments into divisions 10A and 10B are subject to a sales and administrative charge. The percentage rate charged is based on the amount of purchase payment received. VALIC received $3,343 and $367 for the year ended December 31, 2014, in sales and administrative charges on variable annuity purchase payments for divisions 10A and 10B, respectively. VALIC received $3,837 and $72 for the year ended December 31, 2013, in sales and administrative charges on variable annuity purchase payments for divisions 10A and 10B, respectively. The sales and administrative charges are paid by redemption of units outstanding and represent the sum of all divisions presented in the Separate Account. These charges are included as part of the payments received from contract owners line of the Statement of Changes in Net Assets.

   PREMIUM TAX CHARGE: Taxes on purchase payments are imposed by some states, cities, and towns. The rate will range from 0% to 3.5%. If the law of the state, city, or town requires premium taxes to be paid when purchase payments are made, VALIC will deduct the tax from such payments prior to depositing the payments into the separate account. Otherwise, such tax will be deducted from the account value when annuity payments are to begin.

   GUARANTEED MINIMUM WITHDRAWAL CHARGE: An optional annualized fee percentage of 0.65% for a guaranteed minimum withdrawal benefit ("GMWB") charge may be assessed on certain contracts based on eligible purchase payments made into the contract (called the "Benefit Base"). The fee is deducted quarterly and is calculated as a percentage of the Benefit Base on the date the fee is deducted. The GMWB charges for all divisions in the Separate Account totaled $23,366,722 and $22,168,382 for the years ended December 31, 2014 and 2013, respectively. These charges are paid by redemption of units outstanding and are included as part of the surrenders of accumulation units by termination and withdrawal line of the Statement of Changes in Net Assets.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

5. PURCHASES AND SALES OF INVESTMENTS

   The aggregate cost of shares acquired and the aggregate proceeds from shares sold during the year ended December 31, 2014 consist of the following:

                                                      COST OF     PROCEEDS FROM
UNDERLYING FUND                          DIVISION SHARES ACQUIRED  SHARES SOLD
---------------                          -------- --------------- -------------
VALIC Company I Capital Conservation
  Fund                                      1      $    109,763   $    422,792
VALIC Company I Capital Conservation
  Fund                                      7        33,227,479     24,242,233
VALIC Company I Money Market I Fund         2            35,299         71,541
VALIC Company I Money Market I Fund         6        88,019,602    109,545,528
VALIC Company I Mid Cap Index Fund          4       201,045,247    262,830,933
VALIC Company I Asset Allocation Fund       5        30,778,003     25,244,301
VALIC Company I Government Securities
  Fund                                      8        15,591,432     30,667,955
VALIC Company I Stock Index Fund           10A          462,269     12,336,399
VALIC Company I Stock Index Fund           10B          592,117      1,406,481
VALIC Company I Stock Index Fund           10C      200,418,285    374,647,270
VALIC Company I Stock Index Fund           10D          126,778        602,433
VALIC Company I International Equities
  Index Fund                               11        85,618,093    160,122,464
VALIC Company I Global Social Awareness
  Fund                                     12        20,805,766     44,376,181
VALIC Company I International
  Government Bond Fund                     13        38,660,691     40,843,549
VALIC Company I Small Cap Index Fund       14        61,585,255    108,249,686
VALIC Company I Core Equity Fund           15         4,791,840     28,885,059
VALIC Company I Growth & Income Fund       16        13,464,595     15,234,620
VALIC Company I Science & Technology
  Fund                                     17        14,596,855     78,918,696
VALIC Company I Small Cap Fund             18        21,340,804     44,676,355
VALIC Company I International Growth
  Fund                                     20        32,774,737     82,591,416
VALIC Company I Dividend Value Fund        21       111,546,762     58,401,890
Vanguard LT Investment-Grade Fund          22        98,133,243     24,403,156
Vanguard LT Treasury Fund                  23        27,565,684     38,029,455
Vanguard Windsor II Fund                   24       198,839,660    118,058,769
Vanguard Wellington Fund                   25       142,356,359    114,118,054
VALIC Company II International
  Opportunities Fund                       33        72,975,203     61,668,883
VALIC Company II Small Cap Growth Fund     35        21,548,938     24,647,623
VALIC Company II Small Cap Value Fund      36        84,778,727     34,477,273
VALIC Company II Mid Cap Growth Fund       37        23,294,630     20,976,229
VALIC Company II Mid Cap Value Fund        38        79,304,142     74,421,690
VALIC Company II Capital Appreciation
  Fund                                     39         4,160,449      6,867,077
VALIC Company II Large Cap Value Fund      40        11,253,473     25,433,909
VALIC Company II Socially Responsible
  Fund                                     41        54,725,642     66,097,427
VALIC Company II Money Market II Fund      44        61,638,101     84,640,913
VALIC Company I Nasdaq-100(R) Index Fund   46        34,583,565     16,495,074
VALIC Company II Aggressive Growth
  Lifestyle Fund                           48        66,969,956     20,390,126
VALIC Company II Moderate Growth
  Lifestyle Fund                           49       137,354,038     30,736,804
VALIC Company II Conservative Growth
  Lifestyle Fund                           50        76,194,667     30,936,785
Vanguard LifeStrategy Growth Fund          52        17,607,068     14,889,300
Vanguard LifeStrategy Moderate Growth
  Fund                                     53        22,284,266     20,189,122

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)


5. PURCHASES AND SALES OF INVESTMENTS (CONTINUED)

                                                      COST OF     PROCEEDS FROM
UNDERLYING FUND                          DIVISION SHARES ACQUIRED  SHARES SOLD
---------------                          -------- --------------- -------------
Vanguard LifeStrategy Conservative
  Growth Fund                              54        14,006,600     11,030,826
VALIC Company II Core Bond Fund            58       110,903,869     89,192,958
VALIC Company II Strategic Bond Fund       59        58,420,529     35,813,585
VALIC Company II High Yield Bond Fund      60        63,167,921     31,162,792
Ariel Fund                                 68        73,760,838     56,862,398
Ariel Appreciation Fund                    69        77,969,336     46,560,486
American Beacon Holland Large Cap
  Growth Fund                              70         8,946,808     12,437,415
VALIC Company I Blue Chip Growth Fund      72        44,573,590     59,249,569
VALIC Company I Health Sciences Fund       73        93,648,528     37,353,128
VALIC Company I Value Fund                 74         4,232,492     17,138,260
VALIC Company I Broad Cap Value Income
  Fund                                     75        10,704,555      5,660,433
VALIC Company I Large Cap Core Fund        76        23,092,998     33,359,930
VALIC Company I Inflation Protected Fund   77        58,494,503     23,160,831
VALIC Company I Growth Fund                78        64,556,007    113,257,202
VALIC Company I Large Capital Growth
  Fund                                     79        36,499,103     40,559,984
SunAmerica 2020 High Watermark Fund        82           280,495      2,265,234
VALIC Company I Mid Cap Strategic
  Growth Fund                              83        17,340,057     44,079,515
VALIC Company I Small Cap Special
  Values Fund                              84         5,186,433     28,781,505
VALIC Company I Small Mid Growth Fund      85         9,831,495     24,719,519
VALIC Company I Small Cap Aggressive
  Growth Fund                              86        25,216,908     29,243,272
VALIC Company I Emerging Economies Fund    87       103,179,795     53,119,217
VALIC Company I Global Strategy Fund       88        26,047,100     48,473,516
VALIC Company I Foreign Value Fund         89        65,614,634     66,721,405
VALIC Company I Global Real Estate Fund    101      136,734,129     38,805,770
Invesco Balanced-Risk Commodity
  Strategy Fund                            102       72,555,349     19,357,803
VALIC Company I Dynamic Allocation Fund    103       85,075,075     13,431,152

6. UNIT VALUES, NET ASSETS AND CHANGES IN UNITS OUTSTANDING

   The accumulation units outstanding and analysis of the increase (decrease) in units outstanding as of December 31, 2014.

                                                            CONTRACTS
                                                              WITH
                                                            MORTALITY
                                                               AND                                INCREASE
                                                             EXPENSE                            (DECREASE) IN
                                                              RISK                 ACCUMULATION ACCUMULATION
                                                             CHARGE   ACCUMULATION    UNITS         UNITS
UNDERLYING FUND                                    DIVISION    OF:    UNITS ISSUED   REDEEMED    OUTSTANDING
---------------                                    -------- --------- ------------ ------------ -------------
VALIC Company I Capital Conservation Fund             1       1.00%         1,832      (57,278)      (55,446)/(2), (3), (4), (5)/
VALIC Company I Money Market I Fund                   2       1.00%        12,258      (23,012)      (10,754)/(2), (3), (4), (5)/
VALIC Company I Mid Cap Index Fund                    4       0.40%       861,163   (1,002,456)     (141,293)/(2)/
VALIC Company I Mid Cap Index Fund                    4       0.60%        54,903     (168,065)     (113,162)/(2)/
VALIC Company I Mid Cap Index Fund                    4       0.80%       197,773   (2,351,404)   (2,153,631)/(2)/
VALIC Company I Mid Cap Index Fund                    4       1.00%     1,391,393   (9,781,802)   (8,390,409)/(2), (3), (4), (5)/
VALIC Company I Mid Cap Index Fund                    4       1.45%         4,062       (2,835)        1,227/(1)/
VALIC Company I Mid Cap Index Fund                    4       1.85%     2,858,868   (3,202,127)     (343,259)/(6)/
VALIC Company I Asset Allocation Fund                 5       0.60%        15,438       (3,754)       11,684/(2)/
VALIC Company I Asset Allocation Fund                 5       0.80%       967,910   (1,046,894)      (78,984)/(2)/
VALIC Company I Asset Allocation Fund                 5       1.00%     1,402,244   (2,077,734)     (675,490)/(2), (3), (4), (5)/
VALIC Company I Asset Allocation Fund                 5       1.85%       228,744      (30,305)      198,439/(6)/
VALIC Company I Money Market I Fund                   6       0.40%     1,014,360   (1,356,126)     (341,766)/(2)/
VALIC Company I Money Market I Fund                   6       0.60%       800,348     (588,848)      211,500/(2)/
VALIC Company I Money Market I Fund                   6       0.80%     7,784,445   (9,096,302)   (1,311,857)/(2)/
VALIC Company I Money Market I Fund                   6       1.00%    33,570,548  (40,580,402)   (7,009,854)/(2), (3), (4), (5)/
VALIC Company I Money Market I Fund                   6       1.45%         2,605       (5,416)       (2,811)/(1)/
VALIC Company I Money Market I Fund                   6       1.85%     1,962,471   (3,409,929)   (1,447,458)/(6)/
VALIC Company I Capital Conservation Fund             7       0.60%       798,793      (35,919)      762,874/(2)/
VALIC Company I Capital Conservation Fund             7       0.80%     2,297,601   (2,159,345)      138,256/(2)/
VALIC Company I Capital Conservation Fund             7       1.00%     3,744,606   (3,763,997)      (19,391)/(2), (3), (4), (5)/
VALIC Company I Capital Conservation Fund             7       1.85%       138,768     (440,878)     (302,110)/(6)/
VALIC Company I Government Securities Fund            8       0.60%       133,968     (322,389)     (188,421)/(2)/
VALIC Company I Government Securities Fund            8       0.80%     1,250,755   (2,702,275)   (1,451,520)/(2)/
VALIC Company I Government Securities Fund            8       1.00%     1,438,962   (4,603,971)   (3,165,009)/(2), (3), (4), (5)/
VALIC Company I Government Securities Fund            8       1.85%        19,050      (51,476)      (32,426)/(6)/
VALIC Company I Stock Index Fund                     10A      1.00%        12,301     (399,515)     (387,214)/(2), (3), (4), (5)/
VALIC Company I Stock Index Fund                     10B      0.43%         1,521      (19,209)      (17,688)/(3)/
VALIC Company I Stock Index Fund                     10C      0.40%     1,602,422   (3,367,327)   (1,764,905)/(2)/
VALIC Company I Stock Index Fund                     10C      0.60%        97,283     (763,416)     (666,133)/(2)/
VALIC Company I Stock Index Fund                     10C      0.80%       199,567  (10,935,062)  (10,735,495)/(2)/
VALIC Company I Stock Index Fund                     10C      1.00%     3,309,990  (26,288,653)  (22,978,663)/(2), (3), (4), (5)/
VALIC Company I Stock Index Fund                     10C      1.45%         1,903       (1,730)          173/(1)/
VALIC Company I Stock Index Fund                     10C      1.85%     3,608,520     (682,808)    2,925,712/(6)/
VALIC Company I Stock Index Fund                     10D      1.00%         8,588      (72,925)      (64,337)/(2), (3), (4), (5)/
VALIC Company I International Equities Index Fund    11       0.60%       268,841     (357,594)      (88,753)/(2)/
VALIC Company I International Equities Index Fund    11       0.80%     8,888,752  (17,628,098)   (8,739,346)/(2)/
VALIC Company I International Equities Index Fund    11       1.00%    21,673,352  (58,963,053)  (37,289,701)/(2), (3), (4), (5)/
VALIC Company I International Equities Index Fund    11       1.85%     1,191,491   (2,091,929)     (900,438)/(6)/
VALIC Company I Global Social Awareness Fund         12       0.40%             4      (44,139)      (44,135)/(2)/
VALIC Company I Global Social Awareness Fund         12       0.60%       299,734     (189,046)      110,688/(2)/
VALIC Company I Global Social Awareness Fund         12       0.80%     1,585,645   (2,694,118)   (1,108,473)/(2)/
VALIC Company I Global Social Awareness Fund         12       1.00%       816,881   (4,418,482)   (3,601,601)/(2), (3), (4), (5)/
VALIC Company I Global Social Awareness Fund         12       1.85%        45,478         (791)       44,687/(6)/
VALIC Company I International Government Bond Fund   13       0.40%           660       (6,687)       (6,027)/(2)/
VALIC Company I International Government Bond Fund   13       0.60%        24,183     (114,151)      (89,968)/(2)/
VALIC Company I International Government Bond Fund   13       0.80%     4,630,875   (5,309,878)     (679,003)/(2)/
VALIC Company I International Government Bond Fund   13       1.00%     5,604,580   (6,949,646)   (1,345,066)/(2), (3), (4), (5)/
VALIC Company I International Government Bond Fund   13       1.85%       895,843      (74,610)      821,233/(6)/
VALIC Company I Small Cap Index Fund                 14       0.40%       825,146     (960,738)     (135,592)/(2)/
VALIC Company I Small Cap Index Fund                 14       0.60%        64,232     (134,527)      (70,295)/(2)/
VALIC Company I Small Cap Index Fund                 14       0.80%       436,427   (4,821,968)   (4,385,541)/(2)/
VALIC Company I Small Cap Index Fund                 14       1.00%     2,956,250  (11,260,877)   (8,304,627)/(2), (3), (4), (5)/
VALIC Company I Small Cap Index Fund                 14       1.45%         7,437       (4,150)        3,287/(1)/
VALIC Company I Small Cap Index Fund                 14       1.85%     1,838,475     (812,310)    1,026,165/(6)/
VALIC Company I Core Equity Fund                     15       0.40%         2,145     (121,757)     (119,612)/(2)/
VALIC Company I Core Equity Fund                     15       0.60%        28,084      (42,560)      (14,476)/(2)/
VALIC Company I Core Equity Fund                     15       0.80%       306,287   (1,316,964)   (1,010,677)/(2)/
VALIC Company I Core Equity Fund                     15       1.00%       143,573   (6,792,444)   (6,648,871)/(2), (3), (4), (5)/
VALIC Company I Core Equity Fund                     15       1.85%         2,661      (12,573)       (9,912)/(6)/
VALIC Company I Growth & Income Fund                 16       0.60%       114,688      (82,468)       32,220/(2)/
VALIC Company I Growth & Income Fund                 16       0.80%       591,320     (671,639)      (80,319)/(2)/
VALIC Company I Growth & Income Fund                 16       1.00%     1,749,740   (2,161,537)     (411,797)/(2), (3), (4), (5)/
VALIC Company I Growth & Income Fund                 16       1.45%           168         (384)         (216)/(1)/
VALIC Company I Growth & Income Fund                 16       1.85%        11,769      (24,957)      (13,188)/(6)/

   The accumulation units outstanding and analysis of the increase (decrease) in units outstanding as of December 31, 2014.

                                                            CONTRACTS
                                                              WITH
                                                            MORTALITY
                                                               AND                                INCREASE
                                                             EXPENSE                            (DECREASE) IN
                                                              RISK                 ACCUMULATION ACCUMULATION
                                                             CHARGE   ACCUMULATION    UNITS         UNITS
UNDERLYING FUND                                    DIVISION    OF:    UNITS ISSUED   REDEEMED    OUTSTANDING
---------------                                    -------- --------- ------------ ------------ -------------
VALIC Company I Science & Technology Fund             17      0.40%       715,920   (1,183,861)     (467,941)/(2)/
VALIC Company I Science & Technology Fund             17      0.60%       108,615     (144,934)      (36,319)/(2)/
VALIC Company I Science & Technology Fund             17      0.80%     1,535,265   (4,175,313)   (2,640,048)/(2)/
VALIC Company I Science & Technology Fund             17      1.00%     1,009,664  (11,037,874)  (10,028,210)/(2), (3), (4), (5)/
VALIC Company I Science & Technology Fund             17      1.45%         3,982      (11,180)       (7,198)/(1)/
VALIC Company I Science & Technology Fund             17      1.85%       162,749      (17,718)      145,031/(6)/
VALIC Company I Small Cap Fund                        18      0.40%            --           --           -- /(2)/
VALIC Company I Small Cap Fund                        18      0.60%        31,558     (126,602)      (95,044)/(2)/
VALIC Company I Small Cap Fund                        18      0.80%       405,947   (1,653,703)   (1,247,756)/(2)/
VALIC Company I Small Cap Fund                        18      1.00%       215,362   (7,451,254)   (7,235,892)/(2), (3), (4), (5)/
VALIC Company I Small Cap Fund                        18      1.85%         6,189      (60,204)      (54,015)/(6)/
VALIC Company I International Growth Fund             20      0.60%       178,443     (414,893)     (236,450)/(2)/
VALIC Company I International Growth Fund             20      0.80%     4,701,431  (10,637,370)   (5,935,939)/(2)/
VALIC Company I International Growth Fund             20      1.00%     2,436,547  (14,936,101)  (12,499,554)/(2), (3), (4), (5)/
VALIC Company I International Growth Fund             20      1.85%       618,690   (1,558,343)     (939,653)/(6)/
VALIC Company I Dividend Value Fund                   21      0.40%        10,938       (8,091)        2,847/(2)/
VALIC Company I Dividend Value Fund                   21      0.60%       159,291     (131,909)       27,382/(2)/
VALIC Company I Dividend Value Fund                   21      0.80%     1,638,841   (5,041,681)   (3,402,840)/(2)/
VALIC Company I Dividend Value Fund                   21      1.00%    37,252,955  (14,802,820)   22,450,135/(2), (3), (4), (5)/
VALIC Company I Dividend Value Fund                   21      1.85%     2,755,725   (2,848,757)      (93,032)/(6)/
Vanguard Long-Term Investment-Grade Fund              22      0.40%             1       (2,458)       (2,457)/(2)/
Vanguard Long-Term Investment-Grade Fund              22      0.60%        73,648     (133,688)      (60,040)/(2)/
Vanguard Long-Term Investment-Grade Fund              22      0.80%     1,467,182   (2,561,086)   (1,093,904)/(2)/
Vanguard Long-Term Investment-Grade Fund              22      1.00%    24,490,848   (4,283,988)   20,206,860/(2), (3), (4), (5)/
Vanguard Long-Term Investment-Grade Fund              22      2.10%       108,050     (481,223)     (373,173)/(6)/
Vanguard Long-Term Treasury Fund                      23      0.40%             2      (59,697)      (59,695)/(2)/
Vanguard Long-Term Treasury Fund                      23      0.60%       126,504     (159,761)      (33,257)/(2)/
Vanguard Long-Term Treasury Fund                      23      0.80%     2,432,926   (3,382,182)     (949,256)/(2)/
Vanguard Long-Term Treasury Fund                      23      1.00%     2,468,669   (8,033,767)   (5,565,098)/(2), (3), (4), (5)/
Vanguard Long-Term Treasury Fund                      23      2.10%       124,196     (405,163)     (280,967)/(6)/
Vanguard Windsor II Fund                              24      0.65%     1,350,059   (1,926,806)     (576,747)/(2)/
Vanguard Windsor II Fund                              24      0.85%       258,282     (446,290)     (188,008)/(2)/
Vanguard Windsor II Fund                              24      1.05%     4,097,270   (6,574,815)   (2,477,545)/(2)/
Vanguard Windsor II Fund                              24      1.25%     5,810,525  (19,214,136)  (13,403,611)/(2)/
Vanguard Windsor II Fund                              24      2.10%        39,435      (27,932)       11,503/(6)/
Vanguard Wellington Fund                              25      0.65%     1,582,695   (1,706,378)     (123,683)/(2)/
Vanguard Wellington Fund                              25      0.85%       360,217     (754,055)     (393,838)/(2)/
Vanguard Wellington Fund                              25      1.05%     2,169,254   (5,940,543)   (3,771,289)/(2)/
Vanguard Wellington Fund                              25      1.25%     3,725,943  (16,388,137)  (12,662,194)/(2)/
Vanguard Wellington Fund                              25      2.10%        66,478      (80,599)      (14,121)/(6)/
VALIC Company II International Opportunities Fund     33      0.35%        38,213     (135,400)      (97,187)/(2)/
VALIC Company II International Opportunities Fund     33      0.55%    10,121,354   (2,572,308)    7,549,046/(2)/
VALIC Company II International Opportunities Fund     33      0.75%    21,173,172  (24,755,508)   (3,582,336)/(2)/
VALIC Company II International Opportunities Fund     33      1.60%         6,220       (1,493)        4,727/(6)/
VALIC Company II Small Cap Growth Fund                35      0.35%        94,180     (193,625)      (99,445)/(2)/
VALIC Company II Small Cap Growth Fund                35      0.55%     1,297,801   (1,902,802)     (605,001)/(2)/
VALIC Company II Small Cap Growth Fund                35      0.75%     3,885,755   (7,030,888)   (3,145,133)/(2)/
VALIC Company II Small Cap Growth Fund                35      1.45%           177         (898)         (721)/(1)/
VALIC Company II Small Cap Growth Fund                35      1.60%       247,517     (506,378)     (258,861)/(6)/
VALIC Company II Small Cap Value Fund                 36      0.15%       268,922     (449,195)     (180,273)/(2)/
VALIC Company II Small Cap Value Fund                 36      0.35%        47,160     (220,578)     (173,418)/(2)/
VALIC Company II Small Cap Value Fund                 36      0.55%     4,456,310   (1,678,238)    2,778,072/(2)/
VALIC Company II Small Cap Value Fund                 36      0.75%     3,733,493   (6,606,105)   (2,872,612)/(2)/
VALIC Company II Small Cap Value Fund                 36      1.60%       194,394     (178,312)       16,082/(6)/
VALIC Company II Mid Cap Growth Fund                  37      0.35%       110,551     (228,562)     (118,011)/(2)/
VALIC Company II Mid Cap Growth Fund                  37      0.55%       592,343   (2,348,671)   (1,756,328)/(2)/
VALIC Company II Mid Cap Growth Fund                  37      0.75%     5,425,035   (7,550,417)   (2,125,382)/(2)/
VALIC Company II Mid Cap Growth Fund                  37      1.60%       376,161     (824,319)     (448,158)/(6)/
VALIC Company II Mid Cap Value                        38      0.15%       298,938     (705,219)     (406,281)/(2)/
VALIC Company II Mid Cap Value                        38      0.35%       322,432     (202,531)      119,901/(2)/
VALIC Company II Mid Cap Value                        38      0.55%       171,282   (3,721,522)   (3,550,240)/(2)/
VALIC Company II Mid Cap Value                        38      0.75%     3,741,116   (8,576,232)   (4,835,116)/(2)/
VALIC Company II Mid Cap Value                        38      1.60%     1,511,630   (1,428,074)       83,556/(6)/
VALIC Company II Capital Appreciation Fund            39      0.35%        68,464      (99,264)      (30,800)/(2)/
VALIC Company II Capital Appreciation Fund            39      0.55%       531,897     (899,428)     (367,531)/(2)/
VALIC Company II Capital Appreciation Fund            39      0.75%     1,901,827   (3,155,967)   (1,254,140)/(2)/
VALIC Company II Capital Appreciation Fund            39      1.45%         1,962           --         1,962/(1)/

   The accumulation units outstanding and analysis of the increase (decrease) in units outstanding as of December 31, 2014.

                                                            CONTRACTS
                                                              WITH
                                                            MORTALITY
                                                               AND                                INCREASE
                                                             EXPENSE                            (DECREASE) IN
                                                              RISK                 ACCUMULATION ACCUMULATION
                                                             CHARGE   ACCUMULATION    UNITS         UNITS
UNDERLYING FUND                                    DIVISION    OF:    UNITS ISSUED   REDEEMED    OUTSTANDING
---------------                                    -------- --------- ------------ ------------ -------------
VALIC Company II Capital Appreciation Fund            39      1.60%        11,637       (8,510)        3,127/(6)/
VALIC Company II Large Cap Value Fund                 40      0.35%        53,973     (173,331)     (119,358)/(2)/
VALIC Company II Large Cap Value Fund                 40      0.55%       629,669   (1,970,357)   (1,340,688)/(2)/
VALIC Company II Large Cap Value Fund                 40      0.75%     1,302,623   (5,398,546)   (4,095,923)/(2)/
VALIC Company II Large Cap Value Fund                 40      1.60%     2,361,216   (2,619,494)     (258,278)/(6)/
VALIC Company II Socially Responsible Fund            41      0.35%       805,420     (169,883)      635,537/(2)/
VALIC Company II Socially Responsible Fund            41      0.55%    15,385,528   (2,941,515)   12,444,013/(2)/
VALIC Company II Socially Responsible Fund            41      0.75%     1,683,325  (22,841,446)  (21,158,121)/(2)/
VALIC Company II Socially Responsible Fund            41      1.60%       118,267      (80,495)       37,772/(6)/
VALIC Company II Money Market II Fund                 44      0.35%     3,012,041   (1,340,014)    1,672,027/(2)/
VALIC Company II Money Market II Fund                 44      0.55%    10,381,058  (13,901,870)   (3,520,812)/(2)/
VALIC Company II Money Market II Fund                 44      0.75%    25,228,021  (41,279,406)  (16,051,385)/(2)/
VALIC Company II Money Market II Fund                 44      1.60%    10,874,660  (10,610,209)      264,451/(6)/
VALIC Company I Nasdaq-100 Index Fund                 46      0.60%       682,390     (658,306)       24,084/(2)/
VALIC Company I Nasdaq-100 Index Fund                 46      0.80%     5,874,922   (4,102,492)    1,772,430/(2)/
VALIC Company I Nasdaq-100 Index Fund                 46      1.00%    22,251,631   (8,942,079)   13,309,552/(2), (3), (4), (5)/
VALIC Company I Nasdaq-100 Index Fund                 46      1.85%       661,782     (395,845)      265,937/(6)/
VALIC Company II Aggressive Growth Lifestyle Fund     48      0.35%       106,350      (98,112)        8,238/(2)/
VALIC Company II Aggressive Growth Lifestyle Fund     48      0.55%     3,274,242   (1,404,238)    1,870,004/(2)/
VALIC Company II Aggressive Growth Lifestyle Fund     48      0.75%    17,361,110   (4,011,366)   13,349,744/(2)/
VALIC Company II Aggressive Growth Lifestyle Fund     48      1.45%         6,783      (26,521)      (19,738)/(1)/
VALIC Company II Aggressive Growth Lifestyle Fund     48      1.85%       118,638     (180,841)      (62,203)/(6)/
VALIC Company II Moderate Growth Lifestyle Fund       49      0.35%       373,468     (187,524)      185,944/(2)/
VALIC Company II Moderate Growth Lifestyle Fund       49      0.55%     5,103,708   (2,891,309)    2,212,399/(2)/
VALIC Company II Moderate Growth Lifestyle Fund       49      0.75%    32,127,889   (4,457,979)   27,669,910/(2)/
VALIC Company II Moderate Growth Lifestyle Fund       49      1.45%        10,018      (33,166)      (23,148)/(1)/
VALIC Company II Moderate Growth Lifestyle Fund       49      1.85%        83,438      (17,349)       66,089/(6)/
VALIC Company II Conservative Growth Lifestyle
  Fund                                                50      0.35%       167,217     (131,891)       35,326/(2)/
VALIC Company II Conservative Growth Lifestyle
  Fund                                                50      0.55%     4,948,460   (4,744,365)      204,095/(2)/
VALIC Company II Conservative Growth Lifestyle
  Fund                                                50      0.75%    17,720,900   (5,140,522)   12,580,378/(2)/
VALIC Company II Conservative Growth Lifestyle
  Fund                                                50      1.45%        13,537      (46,237)      (32,700)/(1)/
VALIC Company II Conservative Growth Lifestyle
  Fund                                                50      1.85%        12,745      (25,742)      (12,997)/(6)/
Vanguard LifeStrategy Growth Fund                     52      0.85%       121,622      (70,009)       51,613/(2)/
Vanguard LifeStrategy Growth Fund                     52      1.05%     1,078,201   (1,306,147)     (227,946)/(2)/
Vanguard LifeStrategy Growth Fund                     52      1.25%     4,544,241   (4,616,159)      (71,918)/(2)/
Vanguard LifeStrategy Growth Fund                     52      2.10%         5,238       (1,213)        4,025/(6)/
Vanguard LifeStrategy Moderate Growth Fund            53      0.85%        17,977     (109,083)      (91,106)/(2)/
Vanguard LifeStrategy Moderate Growth Fund            53      1.05%     1,358,717   (1,684,348)     (325,631)/(2)/
Vanguard LifeStrategy Moderate Growth Fund            53      1.25%     6,468,711   (6,670,475)     (201,764)/(2)/
Vanguard LifeStrategy Moderate Growth Fund            53      2.10%        34,664      (38,544)       (3,880)/(6)/
Vanguard LifeStrategy Conservative Growth Fund        54      0.85%       225,542     (265,144)      (39,602)/(2)/
Vanguard LifeStrategy Conservative Growth Fund        54      1.05%     1,138,288     (975,488)      162,800/(2)/
Vanguard LifeStrategy Conservative Growth Fund        54      1.25%     3,848,540   (3,893,005)      (44,465)/(2)/
Vanguard LifeStrategy Conservative Growth Fund        54      2.10%         1,386       (8,413)       (7,027)/(6)/
VALIC Company II Core Bond Fund                       58      0.15%       671,093     (879,181)     (208,088)/(2)/
VALIC Company II Core Bond Fund                       58      0.35%       310,887   (1,371,856)   (1,060,969)/(2)/
VALIC Company II Core Bond Fund                       58      0.55%     7,463,256   (3,106,989)    4,356,267/(2)/
VALIC Company II Core Bond Fund                       58      0.75%    39,564,074  (38,125,678)    1,438,396/(2)/
VALIC Company II Core Bond Fund                       58      1.45%         3,056       (5,470)       (2,414)/(1)/
VALIC Company II Core Bond Fund                       58      1.60%       525,385     (414,170)      111,215/(6)/
VALIC Company II Strategic Bond Fund                  59      0.35%       106,130     (330,010)     (223,880)/(2)/
VALIC Company II Strategic Bond Fund                  59      0.55%     2,429,531   (2,778,019)     (348,488)/(2)/
VALIC Company II Strategic Bond Fund                  59      0.75%     7,657,061   (8,052,025)     (394,964)/(2)/
VALIC Company II Strategic Bond Fund                  59      1.45%         6,457       (8,119)       (1,662)/(1)/
VALIC Company II Strategic Bond Fund                  59      1.60%     2,072,145     (794,052)    1,278,093/(6)/
VALIC Company II High Yield Bond Fund                 60      0.35%       545,246      (93,240)      452,006/(2)/
VALIC Company II High Yield Bond Fund                 60      0.55%     5,815,328   (3,044,858)    2,770,470/(2)/
VALIC Company II High Yield Bond Fund                 60      0.75%    11,593,475   (7,167,380)    4,426,095/(2)/
VALIC Company II High Yield Bond Fund                 60      1.60%     1,532,312   (2,230,238)     (697,926)/(6)/
Ariel Fund                                            68      0.40%       493,511     (667,786)     (174,275)/(2)/
Ariel Fund                                            68      0.60%        48,725     (309,917)     (261,192)/(2)/
Ariel Fund                                            68      0.80%     2,154,639   (5,744,311)   (3,589,672)/(2)/
Ariel Fund                                            68      1.00%     2,273,264  (10,692,670)   (8,419,406)/(2), (3), (4), (5)/
Ariel Fund                                            68      1.85%         4,155      (24,354)      (20,199)/(6)/
Ariel Appreciation Fund                               69      0.40%       327,107     (377,695)      (50,588)/(2)/
Ariel Appreciation Fund                               69      0.60%       274,171     (170,794)      103,377/(2)/
Ariel Appreciation Fund                               69      0.80%       959,388   (2,186,015)   (1,226,627)/(2)/

   The accumulation units outstanding and analysis of the increase (decrease) in units outstanding as of December 31, 2014.

                                                            CONTRACTS
                                                              WITH
                                                            MORTALITY
                                                               AND                                INCREASE
                                                             EXPENSE                            (DECREASE) IN
                                                              RISK                 ACCUMULATION ACCUMULATION
                                                             CHARGE   ACCUMULATION    UNITS         UNITS
UNDERLYING FUND                                    DIVISION    OF:    UNITS ISSUED   REDEEMED    OUTSTANDING
---------------                                    -------- --------- ------------ ------------ -------------
Ariel Appreciation Fund                               69      1.00%     7,213,923  (11,209,494)   (3,995,571)/(2), (3), (4), (5)/
Ariel Appreciation Fund                               69      1.85%            95       (7,693)       (7,598)/(6)/
American Beacon Holland Large Cap Growth Fund         70      0.60%         3,285      (19,600)      (16,315)/(2)/
American Beacon Holland Large Cap Growth Fund         70      0.80%       165,143   (2,365,690)   (2,200,547)/(2)/
American Beacon Holland Large Cap Growth Fund         70      1.00%       758,943   (3,074,902)   (2,315,959)/(2), (3), (4), (5)/
American Beacon Holland Large Cap Growth Fund         70      1.85%       706,577   (1,962,044)   (1,255,467)/(6)/
VALIC Company I Blue Chip Growth Fund                 72      0.60%       182,897     (304,235)     (121,338)/(2)/
VALIC Company I Blue Chip Growth Fund                 72      0.80%     4,196,676   (4,761,815)     (565,139)/(2)/
VALIC Company I Blue Chip Growth Fund                 72      1.00%     6,716,745  (26,373,334)  (19,656,589)/(2), (3), (4), (5)/
VALIC Company I Blue Chip Growth Fund                 72      1.85%     2,955,342     (978,750)    1,976,592/(6)/
VALIC Company I Health Sciences Fund                  73      0.60%       457,312     (288,906)      168,406/(2)/
VALIC Company I Health Sciences Fund                  73      0.80%     3,920,729   (3,031,637)      889,092/(2)/
VALIC Company I Health Sciences Fund                  73      1.00%    16,682,287   (6,338,134)   10,344,153/(2), (3), (4), (5)/
VALIC Company I Health Sciences Fund                  73      1.85%        92,574     (118,192)      (25,618)/(6)/
VALIC Company I Value Fund                            74      0.60%        13,413      (63,378)      (49,965)/(2)/
VALIC Company I Value Fund                            74      0.80%       473,820   (1,563,823)   (1,090,003)/(2)/
VALIC Company I Value Fund                            74      1.00%       782,823   (6,653,640)   (5,870,817)/(2), (3), (4), (5)/
VALIC Company I Value Fund                            74      1.85%        13,288       (8,464)        4,824/(6)/
VALIC Company I Broad Cap Value Fund                  75      0.60%       602,683      (31,716)      570,967/(2)/
VALIC Company I Broad Cap Value Fund                  75      0.80%       958,146     (592,377)      365,769/(2)/
VALIC Company I Broad Cap Value Fund                  75      1.00%     3,877,412   (2,430,118)    1,447,294/(2), (3), (4), (5)/
VALIC Company I Broad Cap Value Fund                  75      1.85%       676,161      (90,419)      585,742/(6)/
VALIC Company I Large Cap Core Fund                   76      0.60%       159,949      (72,041)       87,908/(2)/
VALIC Company I Large Cap Core Fund                   76      0.80%       755,842   (7,503,041)   (6,747,199)/(2)/
VALIC Company I Large Cap Core Fund                   76      1.00%     3,758,279   (6,534,511)   (2,776,232)/(2), (3), (4), (5)/
VALIC Company I Large Cap Core Fund                   76      1.85%       378,026   (1,692,581)   (1,314,555)/(6)/
VALIC Company I Inflation Protected Fund              77      0.60%       265,300     (429,193)     (163,893)/(2)/
VALIC Company I Inflation Protected Fund              77      0.80%     3,555,527   (3,112,253)      443,274/(2)/
VALIC Company I Inflation Protected Fund              77      1.00%    33,529,691  (11,335,655)   22,194,036/(2), (3), (4), (5)/
VALIC Company I Inflation Protected Fund              77      1.85%       129,226     (215,383)      (86,157)/(6)/
VALIC Company I Growth Fund                           78      0.40%       698,740   (1,565,293)     (866,553)/(2)/
VALIC Company I Growth Fund                           78      0.60%       175,293     (457,692)     (282,399)/(2)/
VALIC Company I Growth Fund                           78      0.80%       405,975   (9,978,000)   (9,572,025)/(2)/
VALIC Company I Growth Fund                           78      1.00%    35,079,595  (52,189,693)  (17,110,098)/(2), (3), (4), (5)/
VALIC Company I Growth Fund                           78      1.45%           166         (778)         (612)/(1)/
VALIC Company I Growth Fund                           78      1.85%        16,459      (13,871)        2,588/(6)/
VALIC Company I Large Capital Growth Fund             79      0.40%       316,579     (399,209)      (82,630)/(2)/
VALIC Company I Large Capital Growth Fund             79      0.60%        60,233     (308,501)     (248,268)/(2)/
VALIC Company I Large Capital Growth Fund             79      0.80%     1,520,153   (5,722,109)   (4,201,956)/(2)/
VALIC Company I Large Capital Growth Fund             79      1.00%       868,544  (16,398,538)  (15,529,994)/(2), (3), (4), (5)/
VALIC Company I Large Capital Growth Fund             79      1.45%         5,456       (2,857)        2,599/(1)/
VALIC Company I Large Capital Growth Fund             79      1.85%        25,372      (20,560)        4,812/(6)/
SunAmerica 2020 High Watermark Fund                   82      0.60%            --       (8,714)       (8,714)/(2)/
SunAmerica 2020 High Watermark Fund                   82      0.80%             4     (261,465)     (261,461)/(2)/
SunAmerica 2020 High Watermark Fund                   82      1.00%           229   (1,642,736)   (1,642,507)/(2)/
VALIC Company I Mid Cap Strategic Growth Fund         83      0.40%       151,325     (200,334)      (49,009)/(2)/
VALIC Company I Mid Cap Strategic Growth Fund         83      0.60%       153,492     (492,314)     (338,822)/(2)/
VALIC Company I Mid Cap Strategic Growth Fund         83      0.80%     2,738,624   (6,964,873)   (4,226,249)/(2)/
VALIC Company I Mid Cap Strategic Growth Fund         83      1.00%     2,663,803  (13,118,081)  (10,454,278)/(2), (3), (4), (5)/
VALIC Company I Mid Cap Strategic Growth Fund         83      1.45%           842       (2,111)       (1,269)/(1)/
VALIC Company I Mid Cap Strategic Growth Fund         83      1.85%       807,207     (463,313)      343,894/(6)/
VALIC Company I Small Cap Special Values Fund         84      0.60%       255,826     (496,724)     (240,898)/(2)/
VALIC Company I Small Cap Special Values Fund         84      0.80%       585,262   (6,811,739)   (6,226,477)/(2)/
VALIC Company I Small Cap Special Values Fund         84      1.00%     1,295,905   (9,661,584)   (8,365,679)/(2), (3), (4), (5)/
VALIC Company I Small Cap Special Values Fund         84      1.85%           292         (288)            4/(6)/
VALIC Company I Small Mid Growth Fund                 85      0.60%        21,780      (65,837)      (44,057)/(2)/
VALIC Company I Small Mid Growth Fund                 85      0.80%       431,506   (1,986,524)   (1,555,018)/(2)/
VALIC Company I Small Mid Growth Fund                 85      1.00%     3,270,088  (13,459,350)  (10,189,262)/(2), (3), (4), (5)/
VALIC Company I Small Mid Growth Fund                 85      1.85%        21,337      (13,952)        7,385/(6)/
VALIC Company I Small Cap Aggressive Growth Fund      86      0.60%        74,287     (100,981)      (26,694)/(2)/
VALIC Company I Small Cap Aggressive Growth Fund      86      0.80%     5,211,475   (6,631,442)   (1,419,967)/(2)/
VALIC Company I Small Cap Aggressive Growth Fund      86      1.00%     2,438,584   (7,636,999)   (5,198,415)/(2), (3), (4), (5)/
VALIC Company I Small Cap Aggressive Growth Fund      86      1.85%       245,592     (299,045)      (53,453)/(6)/
VALIC Company I Emerging Economies Fund               87      0.40%     2,020,393   (2,126,894)     (106,501)/(2)/
VALIC Company I Emerging Economies Fund               87      0.60%       675,899   (1,007,456)     (331,557)/(2)/
VALIC Company I Emerging Economies Fund               87      0.80%    16,802,057  (27,069,347)  (10,267,290)/(2)/
VALIC Company I Emerging Economies Fund               87      1.00%    80,813,598  (17,843,934)   62,969,664/(2), (3), (4), (5)/

   The accumulation units outstanding and analysis of the increase (decrease) in units outstanding as of December 31, 2014.

                                                            CONTRACTS
                                                              WITH
                                                            MORTALITY
                                                               AND                                INCREASE
                                                             EXPENSE                            (DECREASE) IN
                                                              RISK                 ACCUMULATION ACCUMULATION
                                                             CHARGE   ACCUMULATION    UNITS         UNITS
UNDERLYING FUND                                    DIVISION    OF:    UNITS ISSUED   REDEEMED    OUTSTANDING
---------------                                    -------- --------- ------------ ------------ -------------
VALIC Company I Emerging Economies Fund              87       1.45%         9,685       (8,201)        1,484/(1)/
VALIC Company I Emerging Economies Fund              87       1.85%     2,238,397   (3,073,337)     (834,940)/(6)/
VALIC Company I Global Strategy Fund                 88       0.60%       564,857     (354,342)      210,515/(2)/
VALIC Company I Global Strategy Fund                 88       0.80%     1,731,696   (8,046,146)   (6,314,450)/(2)/
VALIC Company I Global Strategy Fund                 88       1.00%     1,950,076  (13,687,212)  (11,737,136)/(2), (3), (4), (5)/
VALIC Company I Global Strategy Fund                 88       1.85%        91,145      (64,587)       26,558/(6)/
VALIC Company I Foreign Value Fund                   89       0.40%         6,136      (48,048)      (41,912)/(2)/
VALIC Company I Foreign Value Fund                   89       0.60%       161,258     (427,506)     (266,248)/(2)/
VALIC Company I Foreign Value Fund                   89       0.80%    15,493,194  (18,290,107)   (2,796,913)/(2)/
VALIC Company I Foreign Value Fund                   89       1.00%    17,529,706  (21,389,145)   (3,859,439)/(2), (3), (4), (5)/
VALIC Company I Foreign Value Fund                   89       1.85%     1,655,742     (182,015)    1,473,727/(6)/
VALIC Company I Global Real Estate Fund              101      0.60%       305,890     (183,452)      122,438/(2)/
VALIC Company I Global Real Estate Fund              101      0.80%     2,779,023   (4,570,839)   (1,791,816)/(2)/
VALIC Company I Global Real Estate Fund              101      1.00%    74,670,747  (22,931,293)   51,739,454/(2), (3), (4), (5)/
VALIC Company I Global Real Estate Fund              101      1.85%        49,579      (78,113)      (28,534)/(6)/
Invesco Balanced-Risk Commodity Strategy Fund        102      0.60%       324,439     (171,300)      153,139/(2)/
Invesco Balanced-Risk Commodity Strategy Fund        102      0.80%     9,483,654   (1,460,820)    8,022,834/(2)/
Invesco Balanced-Risk Commodity Strategy Fund        102      1.00%    82,274,473  (21,024,747)   61,249,726/(2), (3), (4), (5)/
Invesco Balanced-Risk Commodity Strategy Fund        102      1.85%         9,538       (3,422)        6,116/(6)/
VALIC Company I Dynamic Allocation Fund              103      0.60%        63,497      (18,466)       45,031/(2)/
VALIC Company I Dynamic Allocation Fund              103      0.80%     4,188,181     (925,213)    3,262,968/(2)/
VALIC Company I Dynamic Allocation Fund              103      1.00%    55,964,961   (6,035,209)   49,929,752/(2), (3), (4), (5)/
VALIC Company I Dynamic Allocation Fund              103      1.85%     4,170,423     (396,652)    3,773,771/(6)/

(1) Offered in registered Potentia Product
(2) Offered in Portfolio Director Product
(3) Offered in Group Unit Purchase Product
(4) Offered in Independence Plus Fixed and Variable Annuity Product
(5) Offered in Impact Fixed and Variable Annuity Product
(6) Offered in Equity Director Product

6. UNIT VALUES, NET ASSETS AND CHANGES IN UNITS OUTSTANDING

   The accumulation units outstanding and analysis of the increase (decrease) in units outstanding as of December 31, 2013.

                                                       CONTRACTS
                                                         WITH
                                                       MORTALITY
                                                          AND                                 INCREASE
                                                        EXPENSE                             (DECREASE) IN
                                                         RISK                 ACCUMULATION  ACCUMULATION
                                                        CHARGE   ACCUMULATION    UNITS          UNITS
UNDERLYING FUND                               DIVISION    OF:    UNITS ISSUED   REDEEMED     OUTSTANDING
---------------                               -------- --------- ------------ ------------ -------------
VALIC Company I Capital Conservation Fund        1       1.00%         2,956      (17,892)      (14,936)/(2), (3), (4), (5)/
VALIC Company I Money Market I Fund              2       1.00%         5,563      (23,815)      (18,252)/(2), (3), (4), (5)/
VALIC Company I Mid Cap Index Fund               4       0.40%     1,360,232   (1,422,663)      (62,431)/(2)/
VALIC Company I Mid Cap Index Fund               4       0.60%        73,137     (233,866)     (160,729)/(2)/
VALIC Company I Mid Cap Index Fund               4       0.80%        70,863   (5,208,064)   (5,137,201)/(2)/
VALIC Company I Mid Cap Index Fund               4       1.00%     3,183,099  (11,510,178)   (8,327,079)/(2), (3), (4), (5)/
VALIC Company I Mid Cap Index Fund               4       1.45%         3,035       (3,519)         (484)/(1)/
VALIC Company I Mid Cap Index Fund               4       1.85%       707,393     (371,281)      336,112/(6)/
VALIC Company I Asset Allocation Fund            5       0.60%        14,348      (25,972)      (11,624)/(2)/
VALIC Company I Asset Allocation Fund            5       0.80%     1,343,289   (1,373,768)      (30,479)/(2)/
VALIC Company I Asset Allocation Fund            5       1.00%     1,673,016   (2,269,669)     (596,653)/(2), (3), (4), (5)/
VALIC Company I Asset Allocation Fund            5       1.85%       230,333      (30,051)      200,282/(6)/
VALIC Company I Money Market I Fund              6       0.40%     1,595,354   (2,760,080)   (1,164,726)/(2)/
VALIC Company I Money Market I Fund              6       0.60%       921,274     (846,780)       74,494/(2)/
VALIC Company I Money Market I Fund              6       0.80%     9,505,917  (11,515,449)   (2,009,532)/(2)/
VALIC Company I Money Market I Fund              6       1.00%    32,818,812  (37,590,716)   (4,771,904)/(2), (3), (4), (5)/
VALIC Company I Money Market I Fund              6       1.45%         9,749      (21,613)      (11,864)/(1)/
VALIC Company I Money Market I Fund              6       1.85%     1,517,706       (1,477)    1,516,229/(6)/
VALIC Company I Capital Conservation Fund        7       0.60%       377,819     (978,633)     (600,814)/(2)/
VALIC Company I Capital Conservation Fund        7       0.80%     4,102,845   (4,504,308)     (401,463)/(2)/
VALIC Company I Capital Conservation Fund        7       1.00%     2,574,420   (9,989,763)   (7,415,343)/(2), (3), (4), (5)/
VALIC Company I Capital Conservation Fund        7       1.85%     1,374,798     (113,059)    1,261,739/(6)/
VALIC Company I Government Securities Fund       8       0.60%       630,987      (39,312)      591,675/(2)/
VALIC Company I Government Securities Fund       8       0.80%     6,884,491   (1,718,692)    5,165,799/(2)/
VALIC Company I Government Securities Fund       8       1.00%     4,294,033   (4,585,981)     (291,948)/(2), (3), (4), (5)/
VALIC Company I Government Securities Fund       8       1.85%       324,755     (346,092)      (21,337)/(6)/
VALIC Company I Stock Index Fund                10A      1.00%        36,337     (439,448)     (403,111)/(2), (3), (4), (5)/
VALIC Company I Stock Index Fund                10B      0.43%         3,521      (16,968)      (13,447)/(3)/
VALIC Company I Stock Index Fund                10C      0.40%     2,732,660   (4,385,570)   (1,652,910)/(2)/
VALIC Company I Stock Index Fund                10C      0.60%       156,637     (591,644)     (435,007)/(2)/
VALIC Company I Stock Index Fund                10C      0.80%     1,384,422   (7,857,660)   (6,473,238)/(2)/
VALIC Company I Stock Index Fund                10C      1.00%     2,930,696  (26,386,311)  (23,455,615)/(2), (3), (4), (5)/
VALIC Company I Stock Index Fund                10C      1.45%         5,539          (78)        5,461/(1)/
VALIC Company I Stock Index Fund                10C      1.85%       571,756     (597,248)      (25,492)/(6)/
VALIC Company I Stock Index Fund                10D      1.00%           484     (139,536)     (139,052)/(2), (3), (4), (5)/
VALIC Company I International Equities Index
  Fund                                          11       0.60%       355,366     (446,525)      (91,159)/(2)/
VALIC Company I International Equities Index
  Fund                                          11       0.80%     7,389,328  (24,677,236)  (17,287,908)/(2)/
VALIC Company I International Equities Index
  Fund                                          11       1.00%    70,675,470  (51,002,327)   19,673,143/(2), (3), (4), (5)/
VALIC Company I International Equities Index
  Fund                                          11       1.85%     1,120,916      (36,922)    1,083,994/(6)/
VALIC Company I Global Social Awareness Fund    12       0.40%             7      (78,110)      (78,103)/(2)/
VALIC Company I Global Social Awareness Fund    12       0.60%       868,363     (103,647)      764,716/(2)/
VALIC Company I Global Social Awareness Fund    12       0.80%    10,197,815   (2,845,376)    7,352,439/(2)/
VALIC Company I Global Social Awareness Fund    12       1.00%     6,294,647   (3,175,058)    3,119,589/(2), (3), (4), (5)/
VALIC Company I Global Social Awareness Fund    12       1.85%        11,447           --        11,447/(6)/
VALIC Company I International Government
  Bond Fund                                     13       0.40%            --         (753)         (753)/(2)/
VALIC Company I International Government
  Bond Fund                                     13       0.60%        23,564     (143,459)     (119,895)/(2)/
VALIC Company I International Government
  Bond Fund                                     13       0.80%     3,133,698   (4,260,817)   (1,127,119)/(2)/
VALIC Company I International Government
  Bond Fund                                     13       1.00%    11,062,149   (7,954,364)    3,107,785/(2), (3), (4), (5)/
VALIC Company I International Government
  Bond Fund                                     13       1.85%       367,218     (486,727)     (119,509)/(6)/
VALIC Company I Small Cap Index Fund            14       0.40%     1,145,578     (982,503)      163,075/(2)/
VALIC Company I Small Cap Index Fund            14       0.60%       122,648     (145,900)      (23,252)/(2)/
VALIC Company I Small Cap Index Fund            14       0.80%       418,691   (5,401,039)   (4,982,348)/(2)/
VALIC Company I Small Cap Index Fund            14       1.00%     3,161,340  (10,980,262)   (7,818,922)/(2), (3), (4), (5)/
VALIC Company I Small Cap Index Fund            14       1.45%           514         (290)          224/(1)/
VALIC Company I Small Cap Index Fund            14       1.85%       542,259     (290,459)      251,800/(6)/
VALIC Company I Core Equity Fund                15       0.40%            --      (42,886)      (42,886)/(2)/
VALIC Company I Core Equity Fund                15       0.60%         9,459      (53,369)      (43,910)/(2)/
VALIC Company I Core Equity Fund                15       0.80%       345,979   (1,495,924)   (1,149,945)/(2)/
VALIC Company I Core Equity Fund                15       1.00%       593,201   (7,518,220)   (6,925,019)/(2), (3), (4), (5)/
VALIC Company I Core Equity Fund                15       1.85%        27,656      (41,915)      (14,259)/(6)/
VALIC Company I Growth & Income Fund            16       0.60%        19,609      (43,564)      (23,955)/(2)/
VALIC Company I Growth & Income Fund            16       0.80%       487,840     (537,981)      (50,141)/(2)/
VALIC Company I Growth & Income Fund            16       1.00%     1,160,307   (2,547,889)   (1,387,582)/(2), (3), (4), (5)/
VALIC Company I Growth & Income Fund            16       1.45%            83         (363)         (280)/(1)/
VALIC Company I Growth & Income Fund            16       1.85%         3,503      (19,324)      (15,821)/(6)/

   The accumulation units outstanding and analysis of the increase (decrease) in units outstanding as of December 31, 2013.

                                                   CONTRACTS
                                                     WITH
                                                   MORTALITY
                                                      AND                                INCREASE
                                                    EXPENSE                            (DECREASE) IN
                                                     RISK                 ACCUMULATION ACCUMULATION
                                                    CHARGE   ACCUMULATION    UNITS         UNITS
UNDERLYING FUND                           DIVISION    OF:    UNITS ISSUED   REDEEMED    OUTSTANDING
---------------                           -------- --------- ------------ ------------ -------------
VALIC Company I Science & Technology Fund    17      0.40%     1,171,020   (1,646,282)     (475,262)/(2)/
VALIC Company I Science & Technology Fund    17      0.60%       147,690     (430,293)     (282,603)/(2)/
VALIC Company I Science & Technology Fund    17      0.80%       491,673   (5,445,396)   (4,953,723)/(2)/
VALIC Company I Science & Technology Fund    17      1.00%       350,389  (16,390,563)  (16,040,174)/(2), (3), (4), (5)/
VALIC Company I Science & Technology Fund    17      1.45%         1,784         (280)        1,504/(1)/
VALIC Company I Science & Technology Fund    17      1.85%       204,618      (14,167)      190,451/(6)/
VALIC Company I Small Cap Fund               18      0.40%            --           --            --/(2)/
VALIC Company I Small Cap Fund               18      0.60%        47,891     (418,312)     (370,421)/(2)/
VALIC Company I Small Cap Fund               18      0.80%       458,865   (3,133,518)   (2,674,653)/(2)/
VALIC Company I Small Cap Fund               18      1.00%       460,213   (7,623,322)   (7,163,109)/(2), (3), (4), (5)/
VALIC Company I Small Cap Fund               18      1.85%        53,864     (197,468)     (143,604)/(6)/
VALIC Company I International Growth Fund    20      0.60%       209,157   (1,655,091)   (1,445,934)/(2)/
VALIC Company I International Growth Fund    20      0.80%     5,096,183  (21,465,972)  (16,369,789)/(2)/
VALIC Company I International Growth Fund    20      1.00%     2,623,224  (18,081,135)  (15,457,911)/(2), (3), (4), (5)/
VALIC Company I International Growth Fund    20      1.85%       440,554   (1,195,470)     (754,916)/(6)/
VALIC Company I Dividend Value Fund          21      0.40%         3,337      (47,597)      (44,260)/(2)/
VALIC Company I Dividend Value Fund          21      0.60%       326,155   (1,591,059)   (1,264,904)/(2)/
VALIC Company I Dividend Value Fund          21      0.80%     1,432,163  (17,186,874)  (15,754,711)/(2)/
VALIC Company I Dividend Value Fund          21      1.00%    39,037,600  (15,987,333)   23,050,267/(2), (3), (4), (5)/
VALIC Company I Dividend Value Fund          21      1.85%       226,526     (497,849)     (271,323)/(6)/
Vanguard Long-Term Investment-Grade Fund     22      0.40%            --      (38,975)      (38,975)/(2)/
Vanguard Long-Term Investment-Grade Fund     22      0.60%        17,539     (207,475)     (189,936)/(2)/
Vanguard Long-Term Investment-Grade Fund     22      0.80%     2,257,783   (5,133,332)   (2,875,549)/(2)/
Vanguard Long-Term Investment-Grade Fund     22      1.00%     3,512,734  (27,078,042)  (23,565,308)/(2), (3), (4), (5)/
Vanguard Long-Term Investment-Grade Fund     22      2.10%     1,435,731     (415,502)    1,020,229/(6)/
Vanguard Long-Term Treasury Fund             23      0.40%            --      (60,973)      (60,973)/(2)/
Vanguard Long-Term Treasury Fund             23      0.60%        30,597     (212,399)     (181,802)/(2)/
Vanguard Long-Term Treasury Fund             23      0.80%     2,073,072   (6,075,504)   (4,002,432)/(2)/
Vanguard Long-Term Treasury Fund             23      1.00%     1,511,131  (16,510,100)  (14,998,969)/(2), (3), (4), (5)/
Vanguard Long-Term Treasury Fund             23      2.10%     1,341,002     (389,398)      951,604/(6)/
Vanguard Windsor II Fund                     24      0.65%     1,841,097   (1,846,739)       (5,642)/(2)/
Vanguard Windsor II Fund                     24      0.85%       345,910     (581,782)     (235,872)/(2)/
Vanguard Windsor II Fund                     24      1.05%       726,609   (8,345,240)   (7,618,631)/(2)/
Vanguard Windsor II Fund                     24      1.25%       620,832  (24,966,914)  (24,346,082)/(2)/
Vanguard Windsor II Fund                     24      2.10%        25,253      (97,251)      (71,998)/(6)/
Vanguard Wellington Fund                     25      0.65%     1,977,206   (1,836,167)      141,039/(2)/
Vanguard Wellington Fund                     25      0.85%       494,473     (573,187)      (78,714)/(2)/
Vanguard Wellington Fund                     25      1.05%     1,624,147  (11,244,719)   (9,620,572)/(2)/
Vanguard Wellington Fund                     25      1.25%     4,885,600  (14,362,615)   (9,477,015)/(2)/
Vanguard Wellington Fund                     25      2.10%       218,232     (399,478)     (181,246)/(6)/
VALIC Company II International
  Opportunities Fund                         33      0.35%        97,465     (132,290)      (34,825)/(2)/
VALIC Company II International
  Opportunities Fund                         33      0.55%       890,305   (4,699,718)   (3,809,413)/(2)/
VALIC Company II International
  Opportunities Fund                         33      0.75%    16,014,410  (26,420,337)  (10,405,927)/(2)/
VALIC Company II International
  Opportunities Fund                         33      1.60%        14,565      (28,658)      (14,093)/(6)/
VALIC Company II Small Cap Growth Fund       35      0.35%       206,705     (142,656)       64,049/(2)/
VALIC Company II Small Cap Growth Fund       35      0.55%     1,438,594   (1,466,336)      (27,742)/(2)/
VALIC Company II Small Cap Growth Fund       35      0.75%     4,665,002   (6,964,964)   (2,299,962)/(2)/
VALIC Company II Small Cap Growth Fund       35      1.45%            98           --            98/(1)/
VALIC Company II Small Cap Growth Fund       35      1.60%       273,579      (26,952)      246,627/(6)/
VALIC Company II Small Cap Value Fund        36      0.15%       401,932     (279,593)      122,339/(2)/
VALIC Company II Small Cap Value Fund        36      0.35%       170,377     (107,231)       63,146/(2)/
VALIC Company II Small Cap Value Fund        36      0.55%       258,542   (5,158,773)   (4,900,231)/(2)/
VALIC Company II Small Cap Value Fund        36      0.75%     2,156,776  (14,798,291)  (12,641,515)/(2)/
VALIC Company II Small Cap Value Fund        36      1.60%         9,536      (28,576)      (19,040)/(6)/
VALIC Company II Mid Cap Growth Fund         37      0.35%       206,716     (156,445)       50,271/(2)/
VALIC Company II Mid Cap Growth Fund         37      0.55%     1,538,253   (1,814,728)     (276,475)/(2)/
VALIC Company II Mid Cap Growth Fund         37      0.75%     7,478,386  (16,222,029)   (8,743,643)/(2)/
VALIC Company II Mid Cap Growth Fund         37      1.60%       411,010      (51,054)      359,956/(6)/
VALIC Company II Mid Cap Value               38      0.15%       530,731     (486,476)       44,255/(2)/
VALIC Company II Mid Cap Value               38      0.35%       384,086     (168,226)      215,860/(2)/
VALIC Company II Mid Cap Value               38      0.55%       265,512   (5,402,007)   (5,136,495)/(2)/
VALIC Company II Mid Cap Value               38      0.75%     5,886,204  (16,031,954)  (10,145,750)/(2)/
VALIC Company II Mid Cap Value               38      1.60%       728,219      (72,912)      655,307/(6)/
VALIC Company II Capital Appreciation
  Fund                                       39      0.35%        19,122      (92,347)      (73,225)/(2)/
VALIC Company II Capital Appreciation
  Fund                                       39      0.55%       617,801   (1,313,209)     (695,408)/(2)/
VALIC Company II Capital Appreciation
  Fund                                       39      0.75%     1,127,747   (3,086,006)   (1,958,259)/(2)/
VALIC Company II Capital Appreciation
  Fund                                       39      1.45%         2,186       (6,394)       (4,208)/(1)/

   The accumulation units outstanding and analysis of the increase (decrease) in units outstanding as of December 31, 2013.

                                                       CONTRACTS
                                                         WITH
                                                       MORTALITY
                                                          AND                                  INCREASE
                                                        EXPENSE                              (DECREASE) IN
                                                         RISK                  ACCUMULATION  ACCUMULATION
                                                        CHARGE   ACCUMULATION     UNITS          UNITS
UNDERLYING FUND                               DIVISION    OF:    UNITS ISSUED    REDEEMED     OUTSTANDING
---------------                               -------- --------- ------------  ------------   -------------
VALIC Company II Capital Appreciation Fund       39      1.60%        24,374       (14,575)          9,799/(6)/
VALIC Company II Large Cap Value Fund            40      0.35%       258,901      (180,875)         78,026/(2)/
VALIC Company II Large Cap Value Fund            40      0.55%     1,138,246    (2,006,427)       (868,181)/(2)/
VALIC Company II Large Cap Value Fund            40      0.75%     1,955,001    (6,297,744)     (4,342,743)/(2)/
VALIC Company II Large Cap Value Fund            40      1.60%     1,198,375      (763,613)        434,762/(6)/
VALIC Company II Socially Responsible Fund       41      0.35%       618,104       (97,691)        520,413/(2)/
VALIC Company II Socially Responsible Fund       41      0.55%       262,919    (6,825,005)     (6,562,086)/(2)/
VALIC Company II Socially Responsible Fund       41      0.75%     1,780,330   (33,038,135)    (31,257,805)/(2)/
VALIC Company II Socially Responsible Fund       41      1.60%        25,141        (3,963)         21,178/(6)/
VALIC Company II Money Market II Fund            44      0.35%     1,678,380    (1,047,983)        630,397/(2)/
VALIC Company II Money Market II Fund            44      0.55%    10,834,194   (11,023,018)       (188,824)/(2)/
VALIC Company II Money Market II Fund            44      0.75%    42,484,765   (36,055,461)      6,429,304/(2)/
VALIC Company II Money Market II Fund            44      1.60%     3,476,615    (1,624,380)      1,852,235/(6)/
VALIC Company I Nasdaq-100 Index Fund            46      0.60%       764,269      (737,324)         26,945/(2)/
VALIC Company I Nasdaq-100 Index Fund            46      0.80%     3,937,867    (6,289,309)     (2,351,442)/(2)/
VALIC Company I Nasdaq-100 Index Fund            46      1.00%    12,135,911   (16,417,594)     (4,281,683)/(2), (3), (4), (5)/
VALIC Company I Nasdaq-100 Index Fund            46      1.85%       308,416      (295,220)         13,196/(6)/
VALIC Company II Aggressive Growth Lifestyle
  Fund                                           48      0.35%       230,928      (137,565)         93,363/(2)/
VALIC Company II Aggressive Growth Lifestyle
  Fund                                           48      0.55%     4,167,743    (2,929,685)      1,238,058/(2)/
VALIC Company II Aggressive Growth Lifestyle
  Fund                                           48      0.75%    21,116,969    (4,356,715)     16,760,254/(2)/
VALIC Company II Aggressive Growth Lifestyle
  Fund                                           48      1.45%        21,316       (11,201)         10,115/(1)/
VALIC Company II Aggressive Growth Lifestyle
  Fund                                           48      1.85%       116,364       (56,611)         59,753/(6)/
VALIC Company II Moderate Growth Lifestyle
  Fund                                           49      0.35%       316,103      (193,618)        122,485/(2)/
VALIC Company II Moderate Growth Lifestyle
  Fund                                           49      0.55%     6,972,930    (4,501,876)      2,471,054/(2)/
VALIC Company II Moderate Growth Lifestyle
  Fund                                           49      0.75%    40,915,415    (3,330,527)     37,584,888/(2)/
VALIC Company II Moderate Growth Lifestyle
  Fund                                           49      1.45%        19,471        (9,483)          9,988/(1)/
VALIC Company II Moderate Growth Lifestyle
  Fund                                           49      1.85%       698,148      (623,421)         74,727/(6)/
VALIC Company II Conservative Growth
  Lifestyle Fund                                 50      0.35%       479,608      (141,807)        337,801/(2)/
VALIC Company II Conservative Growth
  Lifestyle Fund                                 50      0.55%     7,155,426    (5,234,323)      1,921,103/(2)/
VALIC Company II Conservative Growth
  Lifestyle Fund                                 50      0.75%    22,340,101    (6,045,374)     16,294,727/(2)/
VALIC Company II Conservative Growth
  Lifestyle Fund                                 50      1.45%         1,147        (3,664)         (2,517)/(1)/
VALIC Company II Conservative Growth
  Lifestyle Fund                                 50      1.85%        17,150       (28,878)        (11,728)/(6)/
Vanguard LifeStrategy Growth Fund                52      0.85%        94,639      (248,325)       (153,686)/(2)/
Vanguard LifeStrategy Growth Fund                52      1.05%     1,434,427    (1,750,659)       (316,232)/(2)/
Vanguard LifeStrategy Growth Fund                52      1.25%     5,884,659    (3,834,489)      2,050,170/(2)/
Vanguard LifeStrategy Growth Fund                52      2.10%         6,412        (1,465)          4,947/(6)/
Vanguard LifeStrategy Moderate Growth Fund       53      0.85%        39,329      (237,609)       (198,280)/(2)/
Vanguard LifeStrategy Moderate Growth Fund       53      1.05%     1,579,274    (2,217,576)       (638,302)/(2)/
Vanguard LifeStrategy Moderate Growth Fund       53      1.25%     6,277,936    (5,151,065)      1,126,871/(2)/
Vanguard LifeStrategy Moderate Growth Fund       53      2.10%        38,378       (63,089)        (24,711)/(6)/
Vanguard LifeStrategy Conservative Growth
  Fund                                           54      0.85%        38,005       (48,102)        (10,097)/(2)/
Vanguard LifeStrategy Conservative Growth
  Fund                                           54      1.05%     1,361,657    (1,686,148)       (324,491)/(2)/
Vanguard LifeStrategy Conservative Growth
  Fund                                           54      1.25%     7,692,194    (7,439,310)        252,884/(2)/
Vanguard LifeStrategy Conservative Growth
  Fund                                           54      2.10%         2,778        (9,513)         (6,735)/(6)/
VALIC Company II Core Bond Fund                  58      0.15%       865,944    (1,390,026)       (524,082)/(2)/
VALIC Company II Core Bond Fund                  58      0.35%     1,321,223      (336,382)        984,841/(2)/
VALIC Company II Core Bond Fund                  58      0.55%    16,914,516    (1,226,872)     15,687,644/(2)/
VALIC Company II Core Bond Fund                  58      0.75%   106,588,132    (5,095,114)    101,493,018/(2)/
VALIC Company II Core Bond Fund                  58      1.45%         2,764       (11,504)         (8,740)/(1)/
VALIC Company II Core Bond Fund                  58      1.60%     2,107,152      (559,344)      1,547,808/(6)/
VALIC Company II Strategic Bond Fund             59      0.35%       233,473      (419,463)       (185,990)/(2)/
VALIC Company II Strategic Bond Fund             59      0.55%     2,706,040    (4,846,759)     (2,140,719)/(2)/
VALIC Company II Strategic Bond Fund             59      0.75%    13,999,931   (15,862,500)     (1,862,569)/(2)/
VALIC Company II Strategic Bond Fund             59      1.45%        15,491        (9,956)          5,535/(1)/
VALIC Company II Strategic Bond Fund             59      1.60%     1,302,537    (1,526,297)       (223,760)/(6)/
VALIC Company II High Yield Bond Fund            60      0.35%       107,541      (214,779)       (107,238)/(2)/
VALIC Company II High Yield Bond Fund            60      0.55%     2,295,079    (1,959,100)        335,979/(2)/
VALIC Company II High Yield Bond Fund            60      0.75%    18,225,747   (18,378,679)       (152,932)/(2)/
VALIC Company II High Yield Bond Fund            60      1.60%     2,129,710    (2,672,160)       (542,450)/(6)/
Ariel Fund                                       68      0.40%       881,346      (707,519)        173,827/(2)/
Ariel Fund                                       68      0.60%       125,053      (298,686)       (173,633)/(2)/
Ariel Fund                                       68      0.80%     3,032,779    (4,257,145)     (1,224,366)/(2)/
Ariel Fund                                       68      1.00%     1,789,614    (8,758,582)     (6,968,968)/(2), (3), (4), (5)/
Ariel Fund                                       68      1.85%       221,391      (188,677)         32,714/(6)/
Ariel Appreciation Fund                          69      0.40%       647,370      (335,717)        311,653/(2)/
Ariel Appreciation Fund                          69      0.60%       146,085      (312,969)       (166,884)/(2)/
Ariel Appreciation Fund                          69      0.80%     1,540,455    (2,424,196)       (883,741)/(2)/

   The accumulation units outstanding and analysis of the increase (decrease) in units outstanding as of December 31, 2013.

                                                          CONTRACTS
                                                            WITH
                                                          MORTALITY
                                                             AND                                INCREASE
                                                           EXPENSE                            (DECREASE) IN
                                                            RISK                 ACCUMULATION ACCUMULATION
                                                           CHARGE   ACCUMULATION    UNITS         UNITS
UNDERLYING FUND                                  DIVISION    OF:    UNITS ISSUED   REDEEMED    OUTSTANDING
---------------                                  -------- --------- ------------ ------------ -------------
Ariel Appreciation Fund                             69      1.00%    18,243,586  (5,043,467)    13,200,119/(2), (3), (4), (5)/
Ariel Appreciation Fund                             69      1.85%         4,419      (12,550)       (8,131)/(6)/
American Beacon Holland Large Cap Growth Fund       70      0.60%       108,758     (592,454)     (483,696)/(2)/
American Beacon Holland Large Cap Growth Fund       70      0.80%       666,768   (3,968,504)   (3,301,736)/(2)/
American Beacon Holland Large Cap Growth Fund       70      1.00%     1,243,085   (4,618,808)   (3,375,723)/(2), (3), (4), (5)/
American Beacon Holland Large Cap Growth Fund       70      1.85%     1,251,645      (65,943)    1,185,702/(6)/
VALIC Company I Blue Chip Growth Fund               72      0.60%       405,826     (368,523)       37,303/(2)/
VALIC Company I Blue Chip Growth Fund               72      0.80%       817,152  (10,172,992)   (9,355,840)/(2)/
VALIC Company I Blue Chip Growth Fund               72      1.00%     4,529,068  (20,311,523)  (15,782,455)/(2), (3), (4), (5)/
VALIC Company I Blue Chip Growth Fund               72      1.85%     1,373,081     (708,761)      664,320/(6)/
VALIC Company I Health Sciences Fund                73      0.60%       416,781     (390,488)       26,293/(2)/
VALIC Company I Health Sciences Fund                73      0.80%     3,989,696   (2,154,321)    1,835,375/(2)/
VALIC Company I Health Sciences Fund                73      1.00%    20,716,195   (3,185,634)   17,530,561/(2), (3), (4), (5)/
VALIC Company I Health Sciences Fund                73      1.85%       292,324      (76,378)      215,946/(6)/
VALIC Company I Value Fund                          74      0.60%        53,813     (120,860)      (67,047)/(2)/
VALIC Company I Value Fund                          74      0.80%       501,537   (2,233,269)   (1,731,732)/(2)/
VALIC Company I Value Fund                          74      1.00%     1,394,125   (5,849,332)   (4,455,207)/(2), (3), (4), (5)/
VALIC Company I Value Fund                          74      1.85%        40,527      (13,512)       27,015/(6)/
VALIC Company I Broad Cap Value Fund                75      0.60%       112,178     (209,755)      (97,577)/(2)/
VALIC Company I Broad Cap Value Fund                75      0.80%       602,695     (702,824)     (100,129)/(2)/
VALIC Company I Broad Cap Value Fund                75      1.00%     3,677,905   (3,470,592)      207,313/(2), (3), (4), (5)/
VALIC Company I Broad Cap Value Fund                75      1.85%       596,827   (1,109,129)     (512,302)/(6)/
VALIC Company I Large Cap Core Fund                 76      0.60%       192,547      (84,379)      108,168/(2)/
VALIC Company I Large Cap Core Fund                 76      0.80%     1,507,210   (6,129,053)   (4,621,843)/(2)/
VALIC Company I Large Cap Core Fund                 76      1.00%     4,949,376   (6,816,986)   (1,867,610)/(2), (3), (4), (5)/
VALIC Company I Large Cap Core Fund                 76      1.85%       364,495     (665,691)     (301,196)/(6)/
VALIC Company I Inflation Protected Fund            77      0.60%       565,170     (398,283)      166,887/(2)/
VALIC Company I Inflation Protected Fund            77      0.80%     7,341,786   (1,882,026)    5,459,760/(2)/
VALIC Company I Inflation Protected Fund            77      1.00%    41,266,946  (22,009,214)   19,257,732/(2), (3), (4), (5)/
VALIC Company I Inflation Protected Fund            77      1.85%     3,445,564   (5,747,726)   (2,302,162)/(6)/
VALIC Company I Growth Fund                         78      0.40%     1,010,913   (1,357,391)     (346,478)/(2)/
VALIC Company I Growth Fund                         78      0.60%       290,946   (1,242,833)     (951,887)/(2)/
VALIC Company I Growth Fund                         78      0.80%     1,074,371  (12,391,772)  (11,317,401)/(2)/
VALIC Company I Growth Fund                         78      1.00%    16,773,615  (63,746,449)  (46,972,834)/(2), (3), (4), (5)/
VALIC Company I Growth Fund                         78      1.45%            91           --            91/(1)/
VALIC Company I Growth Fund                         78      1.85%         8,389      (33,163)      (24,774)/(6)/
VALIC Company I Large Capital Growth Fund           79      0.40%       501,114     (378,110)      123,004/(2)/
VALIC Company I Large Capital Growth Fund           79      0.60%        40,771     (461,290)     (420,519)/(2)/
VALIC Company I Large Capital Growth Fund           79      0.80%       648,401   (6,195,924)   (5,547,523)/(2)/
VALIC Company I Large Capital Growth Fund           79      1.00%       910,956  (21,398,045)  (20,487,089)/(2), (3), (4), (5)/
VALIC Company I Large Capital Growth Fund           79      1.45%           370           --           370/(1)/
VALIC Company I Large Capital Growth Fund           79      1.85%           871      (19,525)      (18,654)/(6)/
SunAmerica 2020 High Watermark Fund                 82      0.60%            --         (487)         (487)/(2)/
SunAmerica 2020 High Watermark Fund                 82      0.80%         7,376     (292,641)     (285,265)/(2)/
SunAmerica 2020 High Watermark Fund                 82      1.00%           109   (2,493,367)   (2,493,258)/(2)/
VALIC Company I Mid Cap Strategic Growth Fund       83      0.40%       179,460     (259,612)      (80,152)/(2)/
VALIC Company I Mid Cap Strategic Growth Fund       83      0.60%       575,019     (228,773)      346,246/(2)/
VALIC Company I Mid Cap Strategic Growth Fund       83      0.80%     6,721,094   (6,107,258)      613,836/(2)/
VALIC Company I Mid Cap Strategic Growth Fund       83      1.00%       674,240  (13,222,919)  (12,548,679)/(2), (3), (4), (5)/
VALIC Company I Mid Cap Strategic Growth Fund       83      1.45%           336           --           336/(1)/
VALIC Company I Mid Cap Strategic Growth Fund       83      1.85%           192      (15,388)      (15,196)/(6)/
VALIC Company I Small Cap Special Values Fund       84      0.60%       165,183   (1,061,636)     (896,453)/(2)/
VALIC Company I Small Cap Special Values Fund       84      0.80%     1,839,141   (4,841,398)   (3,002,257)/(2)/
VALIC Company I Small Cap Special Values Fund       84      1.00%       434,125  (14,493,156)  (14,059,031)/(2), (3), (4), (5)/
VALIC Company I Small Cap Special Values Fund       84      1.85%            --         (962)         (962)/(6)/
VALIC Company I Small Mid Growth Fund               85      0.60%        26,131     (146,151)     (120,020)/(2)/
VALIC Company I Small Mid Growth Fund               85      0.80%       733,886   (2,430,911)   (1,697,025)/(2)/
VALIC Company I Small Mid Growth Fund               85      1.00%     3,524,351   (7,550,215)   (4,025,864)/(2), (3), (4), (5)/
VALIC Company I Small Mid Growth Fund               85      1.85%        13,027      (13,173)         (146)/(6)/
VALIC Company I Small Cap Aggressive Growth Fund    86      0.60%       123,593     (147,867)      (24,274)/(2)/
VALIC Company I Small Cap Aggressive Growth Fund    86      0.80%     2,251,943   (2,277,676)      (25,733)/(2)/
VALIC Company I Small Cap Aggressive Growth Fund    86      1.00%     5,956,039   (5,764,799)      191,240/(2), (3), (4), (5)/
VALIC Company I Small Cap Aggressive Growth Fund    86      1.85%       542,844      (45,748)      497,096/(6)/
VALIC Company I Emerging Economies Fund             87      0.40%     2,710,936   (1,918,829)      792,107/(2)/
VALIC Company I Emerging Economies Fund             87      0.60%       886,294     (753,644)      132,650/(2)/
VALIC Company I Emerging Economies Fund             87      0.80%    28,890,637  (18,363,638)   10,526,999/(2)/
VALIC Company I Emerging Economies Fund             87      1.00%    54,627,609  (41,154,884)   13,472,725/(2), (3), (4), (5)/

   The accumulation units outstanding and analysis of the increase (decrease) in units outstanding as of December 31, 2013.

                                                  CONTRACTS
                                                    WITH
                                                  MORTALITY
                                                     AND                                INCREASE
                                                   EXPENSE                            (DECREASE) IN
                                                    RISK                 ACCUMULATION ACCUMULATION
                                                   CHARGE   ACCUMULATION    UNITS         UNITS
UNDERLYING FUND                          DIVISION    OF:    UNITS ISSUED   REDEEMED    OUTSTANDING
---------------                          -------- --------- ------------ ------------ -------------
VALIC Company I Emerging Economies Fund    87       1.45%         4,600       (4,900)         (300)/(1)/
VALIC Company I Emerging Economies Fund    87       1.85%     1,674,505   (2,061,425)     (386,920)/(6)/
VALIC Company I Global Strategy Fund       88       0.60%       459,068     (410,815)       48,253/(2)/
VALIC Company I Global Strategy Fund       88       0.80%    16,607,562   (4,285,550)   12,322,012/(2)/
VALIC Company I Global Strategy Fund       88       1.00%     7,470,522  (11,919,630)   (4,449,108)/(2), (3), (4), (5)/
VALIC Company I Global Strategy Fund       88       1.85%       594,490     (515,142)       79,348/(6)/
VALIC Company I Foreign Value Fund         89       0.40%         3,949      (50,275)      (46,326)/(2)/
VALIC Company I Foreign Value Fund         89       0.60%       259,832     (755,796)     (495,964)/(2)/
VALIC Company I Foreign Value Fund         89       0.80%     9,877,882  (40,917,685)  (31,039,803)/(2)/
VALIC Company I Foreign Value Fund         89       1.00%     5,823,709  (51,547,798)  (45,724,089)/(2), (3), (4), (5)/
VALIC Company I Foreign Value Fund         89       1.85%       815,729     (268,967)      546,762/(6)/
VALIC Company I Global Real Estate Fund    101      0.60%       349,495     (381,070)      (31,575)/(2)/
VALIC Company I Global Real Estate Fund    101      0.80%     2,868,059   (3,462,268)     (594,209)/(2)/
VALIC Company I Global Real Estate Fund    101      1.00%    21,296,275  (46,600,874)  (25,304,599)/(2), (3), (4), (5)/
VALIC Company I Global Real Estate Fund    101      1.85%       578,462     (549,687)       28,775/(6)/
Invesco Balanced-Risk Commodity
  Strategy Fund                            102      0.60%       400,312     (131,734)      268,578/(2)/
Invesco Balanced-Risk Commodity
  Strategy Fund                            102      0.80%    11,402,800   (1,160,796)   10,242,004/(2)/
Invesco Balanced-Risk Commodity
  Strategy Fund                            102      1.00%    75,596,870  (14,931,754)   60,665,116/(2), (3), (4), (5)/
Invesco Balanced-Risk Commodity
  Strategy Fund                            102      1.85%         7,384       (4,533)        2,851/(6)/
VALIC Company I Dynamic Allocation Fund    103      0.60%       605,675      (22,177)      583,498/(2)/
VALIC Company I Dynamic Allocation Fund    103      0.80%     4,371,626     (354,504)    4,017,122/(2)/
VALIC Company I Dynamic Allocation Fund    103      1.00%   158,005,578     (440,995)  157,564,583/(2), (3), (4), (5)/
VALIC Company I Dynamic Allocation Fund    103      1.85%     6,575,424      (82,010)    6,493,414/(6)/

(1) Offered in registered Potentia Product
(2) Offered in Portfolio Director Product
(3) Offered in Group Unit Purchase Product
(4) Offered in Independence Plus Fixed and Variable Annuity Product
(5) Offered in Impact Fixed and Variable Annuity Product
(6) Offered in Equity Director Product

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)


7. FINANCIAL HIGHLIGHTS

   A summary of unit values and units outstanding for the divisions, investment income ratios, expense ratios, excluding expenses of the underlying funds, and total return ratios for each of the five years in the period ended December 31, 2014, follows:

                                                   AT DECEMBER 31                   FOR THE YEAR ENDED DECEMBER 31
                                         -----------------------------------  -----------------------------------------
                                                 UNIT FAIR VALUE      NET     INVESTMENT  EXPENSE RATIO     TOTAL RETURN
                                         UNITS      LOWEST TO        ASSETS     INCOME      LOWEST TO        LOWEST TO
                                         (000S)      HIGHEST         (000S)   RATIO /(1)/ HIGHEST /(2)/    HIGHEST /(3)/
                                         ------- ----------------  ---------- ----------  -------------   ---------------
VALIC COMPANY I CAPITAL CONSERVATION FUND, DIVISION 1
-----------------------------------------------------
2014                                         257 $ 6.59            $    1,990    3.11%    1.00%            4.94%
2013                                         312   6.28                 2,270    0.00     1.00            -3.34
2012                                         327   6.49                 2,435    2.14     0.40  to  1.00   5.00
2011                                         369   6.18                 2,594    3.18     0.40  to  1.00   5.77
2010                                         381   5.85                 2,538    3.21     0.40  to  1.00   6.77
VALIC COMPANY I MONEY MARKET I FUND, DIVISION 2
-----------------------------------------------
2014                                         178 $ 2.87            $      509    0.01%    1.00%           -0.98%
2013                                         188   2.90                   546    0.01     1.00            -0.99
2012                                         207   2.93                   604    0.01     0.40  to  1.00  -0.99
2011                                         237   2.96                   702    0.01     0.40  to  1.00  -0.98
2010                                         250   2.99                   745    0.01     0.40  to  1.00  -0.97
VALIC COMPANY I MID CAP INDEX FUND, DIVISION 4
----------------------------------------------
2014                                     181,983 $ 1.56 to  $ 1.70 $3,132,717    1.09%    0.40% to  1.85%  7.41% to   8.97%
2013                                     193,124   1.45 to    1.56  3,077,255    0.00     0.40  to  1.85  30.67  to  32.58
2012                                     206,475   1.11 to   14.69  2,515,665    1.01     0.40  to  1.85  15.36  to  17.05
2011                                     217,217   0.96 to   12.58  2,286,604    0.90     0.40  to  1.85  -3.80  to  -2.40
2010                                     229,477   1.03 to   12.91  2,496,518    1.11     0.40  to  1.25  24.43  to  25.75
VALIC COMPANY I ASSET ALLOCATION FUND, DIVISION 5
-------------------------------------------------
2014                                      23,984 $ 1.30 to  $ 8.48 $  175,376    1.74%    0.40% to  1.85%  3.43% to   4.73%
2013                                      24,528   1.25 to    8.10    173,219    0.00     0.40  to  1.85  13.84  to  15.27
2012                                      24,967   1.10 to    7.03    154,635    2.16     0.40  to  1.85  11.24  to  12.64
2011                                      24,285   0.99 to    6.24    135,824    2.47     0.40  to  1.85  -0.92  to   0.52
2010                                      24,625   1.06 to    6.22    138,558    2.08     0.40  to  1.00  13.42  to  14.10
VALIC COMPANY I MONEY MARKET I FUND, DIVISION 6
-----------------------------------------------
2014                                     164,588 $ 0.93 to    1.00 $  331,140    0.01%    0.40% to  1.85% -1.82% to  -0.39%
2013                                     174,490   0.95 to    1.01    352,660    0.01     0.40  to  1.85  -1.82  to  -0.39
2012                                     180,858   0.96 to    2.30    369,794    0.01     0.40  to  1.85  -1.83  to  -0.39
2011                                     190,599   0.98 to    2.31    394,983    0.01     0.40  to  1.85  -1.82  to  -0.39
2010                                     185,907   1.02 to    2.33    387,635    0.01     0.40  to  1.25  -1.43  to  -0.38
VALIC COMPANY I CAPITAL CONSERVATION FUND, DIVISION 7
-----------------------------------------------------
2014                                      47,423 $ 1.09 to    4.14 $  175,347    2.82%    0.40% to  1.85%  4.05% to   5.36%
2013                                      46,843   1.05 to    3.93    163,873    0.00     0.40  to  1.85  -4.16  to  -2.96
2012                                      53,999   1.09 to    4.05    199,039    2.50     0.40  to  1.85   4.12  to   5.43
2011                                      44,539   1.05 to    3.84    156,309    3.29     0.40  to  1.85   4.87  to   6.40
2010                                      41,939   1.15 to    3.61    138,921    3.44     0.40  to  1.00   6.77  to   7.41
VALIC COMPANY I GOVERNMENT SECURITIES FUND, DIVISION 8
------------------------------------------------------
2014                                      32,590 $ 1.07 to  $ 3.99 $  117,631    2.41%    0.40% to  1.85%  3.59% to   4.89%
2013                                      37,427   1.03 to    3.80    129,265    0.00     0.40  to  1.85  -5.98  to  -4.80
2012                                      31,983   1.10 to    3.99    115,432    2.46     0.40  to  1.85   1.80  to   3.08
2011                                      33,043   1.08 to    3.87    116,669    2.22     0.40  to  1.85   7.77  to   9.34
2010                                      34,699   1.12 to    3.55    112,820    2.87     0.40  to  1.00   2.93  to   3.55
VALIC COMPANY I STOCK INDEX FUND, DIVISION 10A
----------------------------------------------
2014                                       3,009 $40.95            $  124,660    1.63%    1.00%           12.16%
2013                                       3,397  36.51               125,803    0.00     1.01            30.60
2012                                       3,800  27.95               107,820    1.74     1.04            14.42
2011                                       4,320  24.43               107,283    1.63     1.01             0.81
2010                                       4,863  24.23               119,948    1.54     0.97            13.55

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)


7. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                   AT DECEMBER 31                   FOR THE YEAR ENDED DECEMBER 31
                                         ----------------------------------  -------------------------------------------
                                                 UNIT FAIR VALUE     NET     INVESTMENT  EXPENSE RATIO      TOTAL RETURN
                                         UNITS      LOWEST TO       ASSETS     INCOME      LOWEST TO         LOWEST TO
                                         (000S)      HIGHEST        (000S)   RATIO /(1)/ HIGHEST /(2)/     HIGHEST /(3)/
                                         ------- ---------------  ---------- ----------  -------------   -----------------
VALIC COMPANY I STOCK INDEX FUND, DIVISION 10B
----------------------------------------------
2014                                         173 $72.89           $   12,686    1.62%    0.33%            12.91%
2013                                         190  64.55               12,403    0.00     0.35             32.93
2012                                         204  48.56               10,000    1.75     0.62             14.87
2011                                         226  42.27                9,663    1.64     0.64              1.34
2010                                         255  41.71               10,702    1.54     0.63             14.23
VALIC COMPANY I STOCK INDEX FUND. DIVISION 10C
----------------------------------------------
2014                                     505,169 $ 1.48 to  $1.63 $4,062,895    1.59%    0.40% to  1.85%  11.21% to   12.83%
2013                                     538,389   1.31 to   8.61  3,890,564    0.00     0.40  to  1.85   29.50  to   31.39
2012                                     570,425   1.00 to   6.56  3,161,605    1.78     0.40  to  1.85   13.46  to   15.12
2011                                     606,629   0.87 to   5.71  2,947,401    1.68     0.40  to  1.85   -0.04  to    1.41
2010                                     646,779   0.85 to   5.64  3,118,465    1.59     0.40  to  1.45   13.03  to   14.23
VALIC COMPANY I STOCK INDEX FUND, DIVISION 10D
----------------------------------------------
2014                                       1,094 $15.40           $   16,926    1.58%    0.40% to  1.00%  12.16%
2013                                       1,158  13.73               15,982    0.00     0.40  to  1.00   30.60
2012                                       1,297  10.52               13,704    1.79     0.40  to  1.00   14.42
2011                                       1,368   9.19               12,650    1.60     0.40  to  1.00    0.81
2010                                       1,591   9.12               14,586    1.55     0.40  to  1.00   13.55
VALIC COMPANY I INTERNATIONAL EQUITIES INDEX FUND, DIVISION 11
--------------------------------------------------------------
2014                                     477,197 $ 1.06 to  $2.02 $  878,599    2.63%    0.40% to  1.85%  -7.18% to   -6.01%
2013                                     524,216   1.14 to   2.15  1,030,145    0.00     0.40  to  1.85   16.81  to   18.28
2012                                     520,838   0.98 to   1.82    870,642    2.88     0.40  to  1.85   14.88  to   16.32
2011                                     590,610   0.63 to   1.56    851,929    2.92     0.40  to  1.85  -14.69  to  -13.45
2010                                     545,749   0.73 to   1.81    914,538    2.51     0.40  to  1.00    7.38  to    8.03
VALIC COMPANY I GLOBAL SOCIAL AWARENESS FUND, DIVISION 12
---------------------------------------------------------
2014                                      71,601 $ 1.23 to  $1.42 $  404,835    1.42%    0.40% to  1.85%   5.99% to    7.54%
2013                                      76,200   1.14 to   1.34    402,746    0.00     0.40  to  1.85   26.51  to   28.36
2012                                      65,030   0.89 to   4.50    267,576    1.83     0.40  to  1.85   16.12  to   16.83
2011                                      72,176   0.76 to   3.86    255,983    1.99     0.40  to  1.85   -7.53  to   -6.55
2010                                      74,146   0.82 to   4.13    282,439    1.59     0.40  to  1.45   10.60  to   11.78
VALIC COMPANY I INTERNATIONAL GOVERNMENT BOND FUND, DIVISION 13
---------------------------------------------------------------
2014                                      57,427 $ 1.01 to  $1.27 $  171,076    1.90%    0.40% to  1.85%  -0.49% to    0.96%
2013                                      58,726   1.01 to   1.26    176,097    0.00     0.40  to  1.85   -7.34  to   -5.99
2012                                      56,985   1.09 to   3.52    182,727    3.20     0.40  to  1.85    6.64  to    8.21
2011                                      66,998   1.03 to   3.26    201,827    3.92     0.40  to  1.85    2.57  to    4.06
2010                                      54,808   1.19 to   3.13    160,668    4.72     0.40  to  1.00    7.04  to    7.68
VALIC COMPANY I SMALL CAP INDEX FUND, DIVISION 14
-------------------------------------------------
2014                                     181,700 $ 1.50 to  $1.55 $1,051,213    1.22%    0.40% to  1.85%   2.84% to    4.34%
2013                                     193,566   1.46 to   1.48  1,087,389    0.00     0.40  to  1.85   36.10  to   38.09
2012                                     205,976   1.07 to   4.62    846,828    1.28     0.40  to  1.85   13.93  to   15.59
2011                                     225,799   0.93 to   4.00    811,189    0.97     0.40  to  1.85   -6.06  to   -4.69
2010                                     239,145   0.97 to   4.21    908,953    0.92     0.40  to  1.45   24.72  to   26.04
VALIC COMPANY I CORE EQUITY FUND, DIVISION 15
---------------------------------------------
2014                                      79,936 $ 1.39 to  $1.59 $  270,572    1.16%    0.40% to  1.85%   9.48% to   11.08%
2013                                      87,739   1.25 to   1.45    268,685    0.00     0.40  to  1.85   32.40  to   34.33
2012                                      95,915   0.93 to   2.46    219,871    1.49     0.40  to  1.85   12.10  to   13.74
2011                                     105,328   0.82 to   2.17    213,715    1.08     0.40  to  1.85   -2.30  to   -0.88
2010                                     114,337   0.82 to   2.19    235,433    1.26     0.40  to  1.00   11.70  to   12.37

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)


7. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                  AT DECEMBER 31                   FOR THE YEAR ENDED DECEMBER 31
                                         ---------------------------------  -------------------------------------------
                                                 UNIT FAIR VALUE    NET     INVESTMENT  EXPENSE RATIO      TOTAL RETURN
                                         UNITS     LOWEST TO       ASSETS     INCOME      LOWEST TO         LOWEST TO
                                         (000S)     HIGHEST        (000S)   RATIO /(1)/ HIGHEST /(2)/     HIGHEST /(3)/
                                         ------- --------------  ---------- ----------  -------------   -----------------
VALIC COMPANY I GROWTH & INCOME FUND, DIVISION 16
-------------------------------------------------
2014                                      32,067 $1.52 to  $3.80 $  112,600    0.73%    0.40% to  1.85%  12.04% to   13.45%
2013                                      32,540  1.36 to   3.35    101,061    0.00     0.40  to  1.85   30.23  to   31.87
2012                                      34,018  0.95 to   2.54     80,380    0.91     0.40  to  1.85   11.27  to   12.68
2011                                      36,023  0.78 to   2.25     76,135    0.77     0.40  to  1.85   -6.10  to   -4.73
2010                                      37,680  0.81 to   2.37     84,164    1.25     0.40  to  1.45   10.64  to   11.81
VALIC COMPANY I SCIENCE & TECHNOLOGY FUND, DIVISION 17
------------------------------------------------------
2014                                     207,052 $1.60 to  $1.69 $  942,200    0.12%    0.40% to  1.85%  12.33% to   13.97%
2013                                     220,087  1.42 to   1.48    884,907    0.00     0.40  to  1.85   39.88  to   41.92
2012                                     241,647  0.66 to   3.17    690,337    0.00     0.40  to  1.85   10.08  to   11.69
2011                                     266,886  0.60 to   2.84    687,137    0.00     0.40  to  1.85   -7.71  to   -6.36
2010                                     293,662  0.65 to   3.04    812,819    0.00     0.40  to  1.45   20.32  to   21.60
VALIC COMPANY I SMALL CAP FUND, DIVISION 18
-------------------------------------------
2014                                      77,944 $1.56 to  $1.64 $  359,695    0.32%    0.40% to  1.85%   2.10% to    3.59%
2013                                      86,577  1.53 to   1.58    387,730    0.00     0.40  to  1.85   37.85  to   39.86
2012                                      96,923  1.11 to   3.48    312,090    0.07     0.40  to  1.85   13.72  to   15.15
2011                                     107,633  0.97 to   3.03    302,695    0.13     0.40  to  1.85   -2.58  to   -1.16
2010                                     114,707  0.99 to   3.07    328,013    0.18     0.40  to  1.00   28.27  to   29.04
VALIC COMPANY I INTERNATIONAL GROWTH FUND, DIVISION 20
------------------------------------------------------
2014                                     181,602 $1.17 to  $3.01 $  507,942    1.87%    0.40% to  1.85%  -5.23% to   -4.04%
2013                                     201,213  1.24 to   3.14    586,844    0.00     0.40  to  1.85   18.54  to   20.03
2012                                     235,242  1.04 to   2.62    573,397    1.60     0.40  to  1.85   17.98  to   19.46
2011                                     234,810  0.74 to   2.19    482,873    1.62     0.40  to  1.85  -11.46  to  -10.17
2010                                     259,788  0.82 to   2.44    597,987    1.50     0.40  to  1.00   11.47  to   12.14
VALIC COMPANY I DIVIDEND VALUE FUND, DIVISION 21
------------------------------------------------
2014                                     240,335 $1.38 to  $1.61 $  640,478    1.79%    0.40% to  1.85%   7.21% to    8.78%
2013                                     221,351  1.27 to   1.50    545,977    0.00     0.40  to  1.85   27.69  to   29.55
2012                                     215,635  0.98 to   2.11    414,565    1.85     0.40  to  1.85   10.51  to   12.12
2011                                     137,547  0.87 to   1.89    237,769    1.68     0.40  to  1.85    6.20  to    7.74
2010                                      93,955  0.81 to   1.76    151,322    1.38     0.40  to  1.00   12.91  to   13.59
VANGUARD LONG-TERM INVESTMENT GRADE FUND, DIVISION 22
-----------------------------------------------------
2014                                     100,257 $1.35 to  $1.76 $  329,544    4.29%    0.40% to  1.85%  16.00% to   17.69%
2013                                      81,579  1.17 to   1.50    228,921    4.74     0.40  to  1.85   -7.59  to   -6.24
2012                                     107,229  1.26 to   3.40    324,948    4.67     0.40  to  1.85    9.61  to   11.21
2011                                      91,923  1.15 to   3.07    252,660    5.37     0.40  to  1.85   15.04  to   16.71
2010                                      80,641  1.23 to   2.63    191,367    5.63     0.40  to  1.00    9.61  to   10.27
VANGUARD LONG-TERM TREASURY FUND, DIVISION 23
---------------------------------------------
2014                                      79,135 $1.35 to  $1.73 $  264,756    3.07%    0.40% to  1.85%  22.98% to   24.77%
2013                                      86,023  1.10 to   1.39    231,479    3.11     0.40  to  1.85  -14.62  to  -13.37
2012                                     104,316  1.29 to   3.46    328,115    2.76     0.40  to  1.85    1.56  to    3.05
2011                                     110,878  1.27 to   3.37    340,278    3.27     0.40  to  1.85   26.91  to   28.75
2010                                     120,333  1.21 to   2.62    288,502    4.03     0.40  to  1.00    7.84  to    8.48
VANGUARD WINDSOR II FUND, DIVISION 24
-------------------------------------
2014                                     501,441 $1.37 to  $1.60 $1,845,783    2.22%    0.65% to  2.10%   8.85% to   10.44%
2013                                     518,076  1.24 to   1.47  1,736,698    2.12     0.65  to  2.10   27.98  to   29.84
2012                                     550,354  0.96 to   2.95  1,431,448    2.33     0.65  to  2.10   14.28  to   15.96
2011                                     609,057  0.83 to   2.55  1,377,632    2.23     0.65  to  2.10    0.57  to    2.04
2010                                     655,224  0.81 to   2.50  1,462,420    1.98     0.65  to  1.25    9.24  to    9.90

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)


7. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                  AT DECEMBER 31                   FOR THE YEAR ENDED DECEMBER 31
                                         ---------------------------------  -------------------------------------------
                                                 UNIT FAIR VALUE    NET     INVESTMENT  EXPENSE RATIO      TOTAL RETURN
                                         UNITS     LOWEST TO       ASSETS     INCOME      LOWEST TO         LOWEST TO
                                         (000S)     HIGHEST        (000S)   RATIO /(1)/ HIGHEST /(2/)     HIGHEST /(3/)
                                         ------- --------------  ---------- ----------  -------------   -----------------
VANGUARD WELLINGTON FUND, DIVISION 25
-------------------------------------
2014                                     475,391 $1.41 to  $1.52 $1,830,152    2.53%    0.65% to  2.10%   7.54% to    9.11%
2013                                     492,356  1.31 to   1.39  1,746,521    2.54     0.65  to  2.10   17.18  to   18.89
2012                                     511,573  1.12 to   3.46  1,537,119    2.86     0.65  to  2.10   10.23  to   11.84
2011                                     548,042  1.02 to   3.10  1,483,510    2.97     0.65  to  2.10    1.70  to    3.18
2010                                     590,076  1.01 to   3.01  1,558,590    2.90     0.65  to  1.25    9.56  to   10.22
VALIC COMPANY II INTERNATIONAL OPPORTUNITIES FUND, DIVISION 33
--------------------------------------------------------------
2014                                     264,766 $1.06 to  $2.19 $  546,228    1.27%    0.15% to  1.60%  -6.72% to   -5.54%
2013                                     260,892  1.13 to   2.32    571,456    0.00     0.15  to  1.60   19.22  to   20.72
2012                                     275,156  0.95 to   1.92    501,215    2.04     0.15  to  1.60   20.10  to   21.61
2011                                     345,788  0.63 to   1.58    519,835    1.64     0.15  to  1.60  -20.90  to  -19.74
2010                                     338,206  0.79 to   1.97    637,415    1.03     0.15  to  0.75   19.14  to   19.86
VALIC COMPANY II SMALL CAP GROWTH FUND, DIVISION 35
---------------------------------------------------
2014                                      34,657 $1.49 to  $2.83 $   92,186    0.00%    0.15% to  1.60%  -1.57% to   -0.33%
2013                                      38,766  1.52 to   2.84    103,555    0.00     0.15  to  1.60   45.35  to   47.18
2012                                      40,783  0.97 to   1.93     74,470    0.00     0.15  to  1.60   10.58  to   11.98
2011                                      43,106  0.87 to   1.72     70,618    0.00     0.15  to  1.60   -5.68  to   -4.31
2010                                      40,165  0.93 to   1.80     69,252    0.00     0.15  to  1.20   31.75  to   33.49
VALIC COMPANY II SMALL CAP VALUE FUND, DIVISION 36
--------------------------------------------------
2014                                     147,595 $1.43 to  $1.52 $  531,491    0.90%    0.15% to  1.60%   3.87% to    5.38%
2013                                     148,027  1.38 to   1.44    508,084    0.00     0.15  to  1.60   34.05  to   36.01
2012                                     165,403  1.03 to   2.71    420,658    0.53     0.15  to  1.60   13.23  to   14.89
2011                                     172,412  0.91 to   2.37    383,764    0.87     0.15  to  1.60   -9.23  to   -7.90
2010                                     184,161  1.00 to   2.58    448,256    1.17     0.15  to  0.75   24.88  to   25.63
VALIC COMPANY II MID CAP GROWTH FUND, DIVISION 37
-------------------------------------------------
2014                                      70,017 $1.33 to  $1.99 $  131,202    0.07%    0.15% to  1.60%   0.59% to    1.85%
2013                                      74,465  1.32 to   1.96    137,360    0.00     0.15  to  1.60   28.95  to   30.57
2012                                      83,075  1.02 to   1.50    117,917    0.10     0.15  to  1.60    9.54  to   10.92
2011                                     109,257  0.84 to   1.35    140,381    0.00     0.15  to  1.60   -6.60  to   -5.24
2010                                     118,027  0.89 to   1.43    160,999    0.00     0.15  to  0.75   21.28  to   22.01
VALIC COMPANY II MID CAP VALUE FUND, DIVISION 38
------------------------------------------------
2014                                     167,438 $1.49 to  $1.50 $  866,425    0.30%    0.15% to  1.60%   5.03% to    6.56%
2013                                     176,026  1.41 to   1.42    859,834    0.00     0.15  to  1.60   32.26  to   34.19
2012                                     190,393  1.05 to   3.96    700,450    0.44     0.15  to  1.60   19.84  to   21.59
2011                                     190,365  0.86 to   3.27    580,005    0.51     0.15  to  1.60  -10.23  to   -8.92
2010                                     165,538  0.95 to   3.59    555,061    0.70     0.15  to  0.75   21.29  to   22.02
VALIC COMPANY II CAPITAL APPRECIATION FUND, DIVISION 39
-------------------------------------------------------
2014                                      25,635 $1.60 to  $1.74 $   42,148    0.44%    0.15% to  1.60%   6.88% to    8.22%
2013                                      27,282  1.50 to   1.61     41,604    0.00     0.15  to  1.60   33.92  to   35.60
2012                                      30,004  0.81 to   1.19     33,868    0.47     0.15  to  1.60   16.07  to   17.53
2011                                      29,258  0.70 to   1.20     28,216    0.47     0.15  to  1.60   -3.44  to   -2.03
2010                                      31,069  0.72 to   1.24     30,770    0.40     0.15  to  1.20   12.70  to   14.18
VALIC COMPANY II LARGE CAP VALUE FUND, DIVISION 40
--------------------------------------------------
2014                                      70,147 $1.57 to  $2.96 $  194,386    1.12%    0.15% to  1.60%   8.98% to   10.35%
2013                                      75,961  1.44 to   2.68    191,301    0.00     0.15  to  1.60   33.22  to   34.89
2012                                      80,659  1.08 to   1.99    151,544    1.33     0.15  to  1.60   15.07  to   16.52
2011                                      95,597  0.73 to   1.71    155,197    1.01     0.15  to  1.60   -5.89  to   -4.52
2010                                      96,600  0.76 to   1.79    165,350    1.29     0.15  to  0.75   15.07  to   15.76

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)


7. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                 AT DECEMBER 31                 FOR THE YEAR ENDED DECEMBER 31
                                         -------------------------------  -----------------------------------------
                                                 UNIT FAIR VALUE   NET    INVESTMENT  EXPENSE RATIO     TOTAL RETURN
                                         UNITS     LOWEST TO      ASSETS    INCOME      LOWEST TO        LOWEST TO
                                         (000S)     HIGHEST       (000S)  RATIO /(1)/ HIGHEST /(2)/    HIGHEST /(3)/
                                         ------- --------------  -------- ----------  -------------   ---------------
VALIC COMPANY II SOCIALLY RESPONSIBLE FUND, DIVISION 41
-------------------------------------------------------
2014                                     287,491 $1.71 to  $2.65 $716,043    1.30%    0.15% to  1.60% 13.70% to  15.13%
2013                                     295,532  1.51 to   2.30  640,726    0.00     0.15  to  1.60  33.28  to  34.96
2012                                     332,810  1.13 to   1.70  536,742    1.46     0.15  to  1.60  13.40  to  14.83
2011                                     465,306  0.89 to   1.48  656,164    1.24     0.15  to  1.60  -0.30  to   1.15
2010                                     543,535  0.88 to   1.47  762,238    1.13     0.15  to  0.75  13.77  to  14.46
VALIC COMPANY II MONEY MARKET II FUND, DIVISION 44
--------------------------------------------------
2014                                     129,018 $0.94 to  $1.31 $158,688    0.01%    0.15% to  1.60% -1.58% to  -0.34%
2013                                     146,653  0.95 to   1.31  181,686    0.01     0.15  to  1.60  -1.58  to  -0.34
2012                                     137,930  0.97 to   1.32  172,581    0.01     0.15  to  1.60  -1.58  to  -0.34
2011                                     152,454  0.98 to   1.32  192,060    0.01     0.15  to  1.60  -1.57  to  -0.14
2010                                     145,958  1.03 to   1.33  185,792    0.01     0.15  to  0.75  -0.74  to  -0.14
VALIC COMPANY I NASDAQ-100(R) INDEX FUND, DIVISION 46
-----------------------------------------------------
2014                                     221,062 $1.22 to  $1.82 $256,141    0.71%    0.40% to  1.85% 16.51% to  17.98%
2013                                     205,690  1.03 to   1.57  202,625    0.00     0.40  to  1.85  33.74  to  35.42
2012                                     212,283  0.73 to   1.17  154,991    0.50     0.40  to  1.85  15.78  to  17.23
2011                                     184,202  0.62 to   1.01  115,067    0.37     0.40  to  1.85   1.08  to   2.55
2010                                     187,997  0.61 to   0.99  115,120    0.26     0.40  to  1.00  18.53  to  19.25
VALIC COMPANY II AGGRESSIVE GROWTH LIFESTYLE FUND, DIVISION 48
--------------------------------------------------------------
2014                                     185,273 $1.37 to  $2.96 $515,140    0.92%    0.15% to  1.60%  2.64% to   3.94%
2013                                     170,127  1.34 to   2.84  456,690    0.00     0.15  to  1.60  20.03  to  21.54
2012                                     151,965  1.11 to   2.34  336,975    1.53     0.15  to  1.60  13.38  to  14.80
2011                                     110,693  0.95 to   2.04  214,836    2.04     0.15  to  1.60  -1.75  to  -0.32
2010                                      78,398  0.95 to   2.05  153,507    2.55     0.15  to  1.20  14.24  to  15.74
VALIC COMPANY II MODERATE GROWTH LIFESTYLE FUND, DIVISION 49
------------------------------------------------------------
2014                                     281,015 $1.31 to  $3.02 $796,886    1.29%    0.15% to  1.60%  2.61% to   3.91%
2013                                     250,904  1.28 to   2.91  687,344    0.00     0.15  to  1.60  14.75  to  16.20
2012                                     210,641  1.11 to   2.50  498,521    1.83     0.15  to  1.60  11.89  to  13.30
2011                                     149,322  1.00 to   2.21  313,625    2.25     0.15  to  1.60  -0.35  to   1.10
2010                                     113,112  1.03 to   2.19  236,445    3.00     0.15  to  1.20  13.21  to  14.70
VALIC COMPANY II CONSERVATIVE GROWTH LIFESTYLE FUND, DIVISION 50
----------------------------------------------------------------
2014                                     123,317 $1.23 to  $2.81 $324,988    1.93%    0.15% to  1.60%  2.01% to   3.29%
2013                                     110,543  1.21 to   2.72  283,012    0.00     0.15  to  1.60   7.61  to   8.96
2012                                      92,004  1.12 to   2.50  216,627    2.30     0.15  to  1.60  10.11  to  11.49
2011                                      63,788  1.02 to   2.24  135,919    2.76     0.15  to  1.60   1.79  to   3.27
2010                                      48,658  1.09 to   2.17  101,184    3.33     0.15  to  1.20  11.83  to  13.30
VANGUARD LIFESTRATEGY GROWTH FUND, DIVISION 52
----------------------------------------------
2014                                      99,085 $1.33 to  $2.30 $214,115    2.13%    0.65% to  2.10%  4.95% to   6.27%
2013                                      99,330  1.27 to   2.16  202,733    2.08     0.65  to  2.10  18.68  to  20.17
2012                                      97,744  1.07 to   1.80  166,668    2.39     0.65  to  2.10  11.99  to  13.40
2011                                      97,374  0.86 to   1.59  146,998    2.06     0.65  to  2.10  -4.31  to  -2.91
2010                                      93,569  0.88 to   1.64  146,353    2.08     0.65  to  1.25  13.63  to  14.32
VANGUARD LIFESTRATEGY MODERATE GROWTH FUND, DIVISION 53
-------------------------------------------------------
2014                                     106,092 $1.27 to  $2.25 $224,613    2.11%    0.65% to  2.10%  4.85% to   6.16%
2013                                     106,715  1.21 to   2.12  213,624    2.02     0.65  to  2.10  12.66  to  14.07
2012                                     106,449  1.07 to   1.86  187,532    2.36     0.65  to  2.10   9.44  to  10.81
2011                                     103,448  0.95 to   1.68  165,256    2.25     0.65  to  2.10  -1.82  to  -0.39
2010                                      98,281  0.95 to   1.69  158,557    2.34     0.65  to  1.25  11.91  to  12.58

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

7. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                 AT DECEMBER 31                  FOR THE YEAR ENDED DECEMBER 31
                                         -------------------------------  -------------------------------------------
                                                 UNIT FAIR VALUE   NET    INVESTMENT  EXPENSE RATIO      TOTAL RETURN
                                         UNITS     LOWEST TO      ASSETS    INCOME      LOWEST TO         LOWEST TO
                                         (000S)     HIGHEST       (000S)  RATIO /(1)/ HIGHEST /(2)/     HIGHEST /(3)/
                                         ------- --------------  -------- ----------  -------------   -----------------
VANGUARD LIFESTRATEGY CONSERVATIVE GROWTH FUND, DIVISION 54
-----------------------------------------------------------
2014                                      42,735 $1.19 to  $2.10 $ 84,501    2.14%    0.65% to  2.10%   4.73% to    6.05%
2013                                      42,663  1.14 to   1.98   79,830    2.00     0.65  to  2.10    6.81  to    8.15
2012                                      42,752  1.07 to   1.83   74,254    2.35     0.65  to  2.10    6.92  to    8.26
2011                                      39,731  1.00 to   1.69   64,120    2.34     0.65  to  2.10   -0.35  to    1.10
2010                                      39,029  1.01 to   1.68   62,668    2.59     0.65  to  1.25    9.76  to   10.42
VALIC COMPANY II CORE BOND FUND, DIVISION 58
--------------------------------------------
2014                                     362,992 $1.11 to  $1.42 $714,084    1.90%    0.15% to  1.60%   3.77% to    5.28%
2013                                     358,358  1.07 to   1.35  673,167    0.00     0.15  to  1.60   -3.37  to   -1.96
2012                                     239,177  1.10 to   2.05  459,847    3.00     0.15  to  1.60    5.68  to    7.22
2011                                     209,904  1.05 to   1.92  378,574    3.26     0.15  to  1.60    4.53  to    6.05
2010                                     144,575  1.21 to   1.81  246,246    3.64     0.15  to  1.20    8.00  to    9.42
VALIC COMPANY II STRATEGIC BOND FUND, DIVISION 59
-------------------------------------------------
2014                                     227,800 $1.15 to  $2.86 $607,548    3.69%    0.15% to  1.60%   2.30% to    3.58%
2013                                     227,491  1.12 to   2.76  589,850    0.00     0.15  to  1.60   -1.33  to   -0.09
2012                                     231,898  1.14 to   2.76  603,911    4.18     0.15  to  1.60   10.62  to   12.01
2011                                     202,475  1.03 to   2.46  474,360    5.67     0.15  to  1.60    2.67  to    4.17
2010                                     181,559  1.19 to   2.37  411,674    5.62     0.15  to  1.20    9.39  to   10.83
VALIC COMPANY II HIGH YIELD BOND FUND, DIVISION 60
--------------------------------------------------
2014                                     136,270 $1.21 to  $2.66 $338,332    4.88%    0.15% to  1.60%   1.22% to    2.49%
2013                                     129,320  1.19 to   2.59  313,222    0.00     0.15  to  1.60    3.51  to    4.81
2012                                     129,786  1.15 to   2.48  300,387    6.16     0.15  to  1.60   11.94  to   13.35
2011                                     105,061  1.03 to   2.18  216,844    7.19     0.15  to  1.60    2.75  to    4.25
2010                                     103,235  1.10 to   2.10  207,116    7.66     0.15  to  0.75   12.67  to   13.35
ARIEL FUND, DIVISION 68
-----------------------
2014                                     151,989 $1.59 to  $1.65 $482,738    0.55%    0.40% to  1.85%   8.92% to   10.51%
2013                                     164,454  1.46 to   1.49  476,196    0.64     0.40  to  1.85   42.03  to   44.10
2012                                     172,615  1.03 to   2.18  349,450    0.96     0.40  to  1.85   18.11  to   19.84
2011                                     192,640  0.86 to   1.82  328,302    0.19     0.40  to  1.85  -12.96  to  -11.70
2010                                     204,028  0.98 to   2.07  396,452    0.01     0.40  to  1.00   24.72  to   25.47
ARIEL APPRECIATION FUND, DIVISION 69
------------------------------------
2014                                     146,499 $1.62 to  $1.83 $469,227    0.70%    0.40% to  1.85%   6.17% to    7.72%
2013                                     151,676  1.53 to   1.70  453,673    0.91     0.40  to  1.85   43.53  to   45.63
2012                                     139,223  1.07 to   2.20  287,615    0.83     0.40  to  1.85   17.16  to   18.87
2011                                     146,226  0.91 to   1.85  255,760    0.37     0.40  to  1.85   -9.04  to   -7.72
2010                                     149,428  1.06 to   2.01  284,897    0.03     0.40  to  1.00   18.43  to   19.14
AMERICAN BEACON HOLLAND LARGE CAP GROWTH FUND, DIVISION 70
----------------------------------------------------------
2014                                      40,202 $1.52 to  $1.75 $ 67,191    0.00%    0.40% to  1.85%   5.03% to    6.35%
2013                                      45,990  1.45 to   1.64   72,347    0.00     0.40  to  1.85   29.79  to   31.42
2012                                      51,966  1.12 to   1.25   62,551    0.06     0.40  to  1.85   10.12  to   11.51
2011                                      50,904  1.01 to   1.12   55,164    0.00     0.40  to  1.85    1.49  to    2.97
2010                                      47,876  0.98 to   1.09   50,714    0.00     0.40  to  1.00   12.84  to   13.52
VALIC COMPANY I BLUE CHIP GROWTH FUND, DIVISION 72
--------------------------------------------------
2014                                     316,697 $1.72 to  $1.80 $542,589    0.17%    0.40% to  1.85%   7.14% to    8.49%
2013                                     335,064  1.60 to   1.66  530,958    0.00     0.40  to  1.85   38.60  to   40.34
2012                                     359,500  1.13 to   1.18  407,535    0.05     0.40  to  1.85   15.96  to   17.42
2011                                     363,493  0.90 to   1.01  352,236    0.02     0.40  to  1.85   -0.40  to    1.06
2010                                     390,794  0.89 to   1.00  377,066    0.04     0.40  to  1.00   15.06  to   15.75

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

7. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                    AT DECEMBER 31                   FOR THE YEAR ENDED DECEMBER 31
                                         ------------------------------------  -----------------------------------------
                                                    UNIT FAIR VALUE    NET     INVESTMENT  EXPENSE RATIO     TOTAL RETURN
                                           UNITS      LOWEST TO       ASSETS     INCOME      LOWEST TO        LOWEST TO
                                           (000S)      HIGHEST        (000S)   RATIO /(1)/ HIGHEST /(2)/    HIGHEST /(3)/
                                         ---------- --------------  ---------- ----------  -------------   ---------------
VALIC COMPANY I HEALTH SCIENCES FUND, DIVISION 73
-------------------------------------------------
2014                                        180,847 $2.69 to  $4.32 $  741,351    0.00%    0.40% to  1.85% 29.16% to  30.79%
2013                                        169,471  2.08 to   3.30    533,127    0.00     0.40  to  1.85  48.27  to  50.13
2012                                        149,863  1.40 to   2.20    315,416    0.00     0.40  to  1.85  29.31  to  30.94
2011                                        132,174  1.08 to   1.68    213,411    0.37     0.40  to  1.85   8.46  to  10.04
2010                                        126,203  1.05 to   1.53    186,279    0.00     0.40  to  1.00  14.60  to  15.29
VALIC COMPANY I VALUE FUND, DIVISION 74
---------------------------------------
2014                                         51,425 $1.55 to  $2.12 $  104,102    1.61%    0.40% to  1.85%  9.36% to  10.73%
2013                                         58,431  1.42 to   1.92    107,189    0.00     0.40  to  1.85  28.73  to  30.35
2012                                         64,658  1.10 to   1.47     91,345    2.12     0.40  to  1.85  14.80  to  16.24
2011                                         94,147  0.80 to   1.26    114,983    1.31     0.40  to  1.85  -4.06  to  -2.66
2010                                         98,833  0.82 to   1.30    124,704    0.64     0.40  to  1.00  13.75  to  14.43
VALIC COMPANY I BROAD CAP VALUE INCOME FUND, DIVISION 75
--------------------------------------------------------
2014                                         28,660 $1.58 to  $1.79 $   49,558    1.19%    0.40% to  1.85%  5.56% to   6.89%
2013                                         25,690  1.50 to   1.68     41,756    0.00     0.40  to  1.85  33.97  to  35.65
2012                                         26,193  1.12 to   1.24     31,467    0.70     0.40  to  1.85  11.89  to  13.30
2011                                         24,927  0.90 to   1.09     26,600    1.76     0.40  to  1.85  -0.19  to   1.26
2010                                         20,311  0.89 to   1.08     24,199    1.83     0.40  to  1.00  13.30  to  13.98
VALIC COMPANY I LARGE CAP CORE FUND, DIVISION 76
------------------------------------------------
2014                                         77,828 $1.68 to  $2.24 $  168,547    0.92%    0.40% to  1.85% 11.19% to  12.59%
2013                                         88,578  1.51 to   1.99    170,580    0.00     0.40  to  1.85  33.55  to  35.23
2012                                         95,261  1.13 to   1.47    136,137    1.02     0.40  to  1.85  16.49  to  17.95
2011                                        101,911  0.97 to   1.25    124,377    0.91     0.40  to  1.85  -2.85  to  -1.44
2010                                        101,954  1.02 to   1.27    127,140    1.06     0.40  to  1.00  15.58  to  16.28
VALIC COMPANY I INFLATION PROTECTED FUND, DIVISION 77
-----------------------------------------------------
2014                                        343,816 $1.06 to  $1.35 $  447,353    1.87%    0.40% to  1.85%  1.09% to   2.36%
2013                                        321,428  1.05 to   1.32    410,166    0.00     0.40  to  1.85  -8.68  to  -7.53
2012                                        298,846  1.15 to   1.43    413,284    2.77     0.40  to  1.85   6.05  to   7.38
2011                                        255,365  1.08 to   1.33    330,664    1.72     0.40  to  1.85   8.10  to   9.67
2010                                        208,880  1.15 to   1.22    248,185    2.40     0.40  to  1.00   8.05  to   8.70
VALIC COMPANY I VALIC GROWTH FUND, DIVISION 78
----------------------------------------------
2014                                        577,669 $1.54 to  $1.54 $  976,737    0.83%    0.40% to  1.85%  8.70% to  10.29%
2013                                        605,498  1.40 to   1.42    933,492    0.00     0.40  to  1.85  28.70  to  30.58
2012                                        665,111  1.07 to   1.22    789,736    0.72     0.40  to  1.85  12.80  to  14.46
2011                                        674,070  0.94 to   1.07    703,255    0.70     0.40  to  1.85  -2.44  to  -1.02
2010                                        705,473  0.95 to   1.08    747,679    0.67     0.40  to  1.45  16.53  to  17.77
VALIC COMPANY I LARGE CAPITAL GROWTH FUND, DIVISION 79
------------------------------------------------------
2014                                        242,825 $1.36 to  $1.44 $  414,317    0.46%    0.40% to  1.85%  9.41% to  11.00%
2013                                        262,881  1.22 to   1.31    406,386    0.00     0.40  to  1.85  29.16  to  31.04
2012                                        289,231  0.93 to   1.22    343,216    0.21     0.40  to  1.85  10.37  to  11.98
2011                                        316,720  0.83 to   1.10    337,606    0.28     0.40  to  1.85  -7.84  to  -6.49
2010                                        341,447  0.89 to   1.17    391,506    0.42     0.40  to  1.45  13.82  to  15.03
SUNAMERICA 2015 HIGH WATERMARK FUND, DIVISION 81/(6)/
-----------------------------------------------------
2011                                     $17,056.00 $1.02 to  $1.23 $20,464.00    2.23%    0.65% to  1.25%  4.63% to   5.26%
2010                                         21,371  0.97 to   1.17     24,363    2.10     0.65  to  1.25   5.27  to   5.90

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

7. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                 AT DECEMBER 31                  FOR THE YEAR ENDED DECEMBER 31
                                         -------------------------------  -------------------------------------------
                                                 UNIT FAIR VALUE   NET    INVESTMENT  EXPENSE RATIO      TOTAL RETURN
                                         UNITS     LOWEST TO      ASSETS    INCOME      LOWEST TO         LOWEST TO
                                         (000S)     HIGHEST       (000S)  RATIO /(1)/ HIGHEST /(2)/     HIGHEST /(3)/
                                         ------- --------------  -------- ----------  -------------   -----------------
SUNAMERICA 2020 HIGH WATERMARK FUND, DIVISION 82
------------------------------------------------
2014                                       8,675 $1.12 to  $1.17 $  9,768    2.63%    0.65% to  1.25%   2.93% to    3.34%
2013                                      10,588  1.09 to   1.13   11,583    2.50     0.65  to  1.25   -7.00  to   -6.63
2012                                      13,367  1.17 to   1.21   15,716    2.31     0.65  to  1.25    2.96  to    3.37
2011                                      16,423  0.95 to   1.17   18,751    2.73     0.65  to  1.25   15.90  to   16.59
2010                                      15,226  0.81 to   1.01   14,991    2.69     0.65  to  1.25    7.50  to    8.14
VALIC COMPANY I MID CAP STRATEGIC GROWTH FUND, DIVISION 83
----------------------------------------------------------
2014                                     138,081 $1.31 to  $1.35 $275,077    0.51%    0.40% to  1.85%   1.33% to    2.81%
2013                                     152,807  1.27 to   1.34  298,156    0.00     0.40  to  1.85   36.08  to   38.06
2012                                     164,490  0.92 to   1.47  233,684    0.00     0.40  to  1.85    7.22  to    8.79
2011                                     187,090  0.85 to   1.35  245,809    0.47     0.40  to  1.85   -8.46  to   -7.12
2010                                     208,331  0.91 to   1.46  296,518    0.06     0.40  to  1.45   24.35  to   25.67
VALIC COMPANY I SMALL CAP SPECIAL VALUES FUND, DIVISION 84
----------------------------------------------------------
2014                                     137,726 $1.50 to  $1.66 $222,234    0.72%    0.40% to  1.85%   5.01% to    6.33%
2013                                     152,559  1.43 to   1.57  232,376    0.00     0.40  to  1.85   36.42  to   38.14
2012                                     170,518  1.05 to   1.13  188,728    0.60     0.40  to  1.85    4.84  to   13.82
2011                                     186,944  0.88 to   1.00  182,403    0.77     0.40  to  1.85   -5.93  to   -5.36
2010                                     197,528  0.93 to   1.05  204,726    0.65     0.40  to  1.00   20.39  to   21.11
VALIC COMPANY I SMALL MID GROWTH FUND, DIVISION 85
--------------------------------------------------
2014                                      74,225 $1.48 to  $1.68 $120,734    0.03%    0.40% to  1.85%   9.04% to   10.41%
2013                                      86,006  1.36 to   1.52  127,108    0.00     0.40  to  1.85   32.29  to   33.95
2012                                      91,849  1.03 to   1.14  101,706    0.00     0.40  to  1.85    2.86  to   10.94
2011                                      98,545  0.91 to   1.02   98,730    0.00     0.40  to  1.85   -5.31  to   -4.75
2010                                     106,947  0.96 to   1.08  113,096    0.00     0.40  to  1.00   24.97  to   25.73
VALIC COMPANY I SMALL CAP AGGRESSIVE GROWTH FUND, DIVISION 86
-------------------------------------------------------------
2014                                      49,889 $1.58 to  $2.20 $106,181    0.00%    0.40% to  1.85%   7.89% to    9.25%
2013                                      56,587  1.46 to   2.02  110,639    0.00     0.40  to  1.85   46.99  to   48.83
2012                                      55,949  1.00 to   1.35   73,916    0.00     0.40  to  1.85   12.96  to   14.38
2011                                      60,834  0.88 to   1.18   70,524    0.00     0.40  to  1.85  -11.85  to  -10.57
2010                                      68,838  1.06 to   1.33   89,729    0.00     0.40  to  1.00   26.54  to   27.30
VALIC COMPANY I EMERGING ECONOMIES FUND, DIVISION 87
----------------------------------------------------
2014                                     665,528 $0.66 to  $0.88 $597,079    1.47%    0.40% to  1.85%  -7.30% to   -5.94%
2013                                     614,097  0.70 to   0.95  588,736    0.00     0.40  to  1.85   -4.55  to   -3.15
2012                                     589,559  0.72 to   1.03  586,649    0.73     0.40  to  1.85   16.71  to   18.42
2011                                     263,671  0.61 to   0.87  219,563    0.97     0.40  to  1.85  -14.61  to  -13.36
2010                                     263,737  0.70 to   1.01  254,860    1.76     0.40  to  1.45    9.61  to   10.77
VALIC COMPANY I GLOBAL STRATEGY FUND, DIVISION 88
-------------------------------------------------
2014                                     263,441 $1.31 to  $1.99 $506,654    3.35%    0.40% to  1.85%  -0.03% to    1.23%
2013                                     281,255  1.31 to   1.96  536,276    0.00     0.40  to  1.85   16.62  to   18.08
2012                                     273,255  1.13 to   1.66  442,647    5.69     0.40  to  1.85   17.35  to   18.83
2011                                     335,756  0.96 to   1.40  459,716    4.41     0.40  to  1.85   -4.01  to   -2.61
2010                                     361,200  1.04 to   1.44  510,781    3.54     0.40  to  1.00   10.57  to   11.23
VALIC COMPANY I FOREIGN VALUE FUND, DIVISION 89
-----------------------------------------------
2014                                     662,437 $0.94 to  $1.07 $843,022    2.03%    0.40% to  1.85% -13.25% to  -11.99%
2013                                     667,927  1.07 to   1.23  971,586    0.00     0.40  to  1.85   23.89  to   25.69
2012                                     744,687  0.85 to   1.19  867,033    3.20     0.40  to  1.85   16.59  to   18.30
2011                                     839,594  0.72 to   1.01  831,211    2.58     0.40  to  1.85  -14.61  to  -13.36
2010                                     848,633  0.83 to   1.17  975,265    1.82     0.40  to  1.00    6.51  to    7.15

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)


7. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                 AT DECEMBER 31                  FOR THE YEAR ENDED DECEMBER 31
                                         -------------------------------  -------------------------------------------
                                                 UNIT FAIR VALUE   NET    INVESTMENT  EXPENSE RATIO      TOTAL RETURN
                                         UNITS     LOWEST TO      ASSETS    INCOME      LOWEST TO         LOWEST TO
                                         (000S)     HIGHEST       (000S)  RATIO /(1)/ HIGHEST /(2)/     HIGHEST /(3)/
                                         ------- --------------  -------- ----------  -------------   -----------------
VALIC COMPANY I GLOBAL REAL ESTATE FUND, DIVISION 101
-----------------------------------------------------
2014                                     305,180 $1.31 to  $1.37 $407,260    4.68%    0.40% to  1.85%  10.01% to   11.39%
2013                                     255,138  1.19 to   1.23  306,864    0.00     0.40  to  1.85    2.63  to    3.92
2012                                     281,040  1.16 to   1.18  326,429    1.74     0.40  to  1.85   28.60  to   30.22
2011                                     272,862  0.89 to   0.92  244,297    2.22     0.40  to  1.85   -9.69  to   -8.37
2010                                     254,996  0.98 to   1.00  250,623    5.68     0.40  to  1.00   17.05  to   17.75
INVESCO BALANCED-RISK COMMODITY STRATEGY FUND, DIVISION 102 /(4)/
-----------------------------------------------------------------
2014                                     356,397 $0.69 to  $0.71 $251,573    0.00%    0.40% to  1.85% -17.33% to  -16.29%
2013                                     286,965  0.83 to   0.85  242,808    0.00     0.40  to  1.85  -15.49  to  -14.42
2012                                     215,787  0.98 to   1.00  214,139    2.46     0.40  to  1.85   -1.77  to   -3.01
2011                                       4,938  0.97 to   0.97    4,772    0.00     0.40  to  1.85   -3.30  to   -3.24
VALIC COMPANY I DYNAMIC ALLOCATION FUND, DIVISION 103/(5)/
----------------------------------------------------------
2014                                     225,671 $1.18 to  $1.21 $270,148    1.58%    0.40% to  1.85%   2.33% to    3.61%
2013                                     168,660  1.15 to   1.17  195,707    0.00     0.40  to  1.85   15.34  to   16.81
2012                                           1  1.00 to   1.00    9,981    0.00     0.40  to  1.85   -0.24  to   -0.24

/(1)/ These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the division invests.
/(2)/ These amounts represent the annualized contract expenses of the separate account, consisting of mortality and expense risk charges, net of any expense reimbursements, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded. The minimum and maximum ratios shown include subaccounts that may not have net assets.
/(3)/ These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Because the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.
/(4)/  Fund commenced operations on November 1, 2011.
/(5)/  Fund commenced operations on December 31, 2012.
/(6)/  Fund closed on October 26, 2012.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)


NOTE 8 -SUBSEQUENT EVENTS

   Management has evaluated Account related events and transactions that occurred during the period from the date of the Statement of Assets and Liabilities through April 27, 2015. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Account's financial statements.

                        AMERICAN HOME ASSURANCE COMPANY
                                AN AIG COMPANY

                               NAIC Code: 19380

                     Statutory Basis Financial Statements
                       As of December 31, 2014 and 2013
           and for the years ended December 31, 2014, 2013 and 2012

                                  [LOGO] AIG

                        AMERICAN HOME ASSURANCE COMPANY

                     Statutory Basis Financial Statements

  As of December 31, 2014 and 2013 and for the years ended December 31, 2014,
                                 2013 and 2012

                               TABLE OF CONTENTS

         Independent Auditor's Report                                                  1

         Statements of Admitted Assets                                                 3

         Statements of Liabilities, Capital and Surplus                                4

         Statements of Operations and Changes in Capital and Surplus                   5

         Statements of Cash Flows                                                      6

Note 1   Organization and Summary of Significant Statutory Basis Accounting Policies   7

Note 2   Accounting Adjustments to Statutory Basis Financial Statements               19

Note 3   Investments                                                                  22

Note 4   Fair Value of Financial Instruments                                          31

Note 5   Reserves for Losses and Loss Adjustment Expenses                             33

Note 6   Related Party Transactions                                                   35

Note 7   Reinsurance                                                                  45

Note 8   Income Taxes                                                                 47

Note 9   Capital and Surplus, Dividend Restrictions and Quasi-Reorganizations         53

Note 10  Contingencies                                                                54

Note 11  Other Significant Matters                                                    58

Note 12  Subsequent Events                                                            60

                         INDEPENDENT AUDITOR'S REPORT

To the Board of Directors and Stockholders of American Home Assurance Company

We have audited the accompanying statutory basis financial statements of American Home Assurance Company (the "Company"), which comprise the statements of admitted assets, liabilities and capital and surplus as of December 31, 2014 and 2013, and the related statements of operations and changes in capital and surplus and of cash flows for each of the three years in the period ended December 31, 2014.

MANAGEMENT'S RESPONSIBILITY FOR THE FINANCIAL STATEMENTS
Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the New York State Department of Financial Services. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of the financial statements that are free from material misstatement, whether due to fraud or error.

AUDITOR'S RESPONSIBILITY
Our responsibility is to express an opinion on the financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company's preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

BASIS FOR ADVERSE OPINION ON U.S. GENERALLY ACCEPTED ACCOUNTING PRINCIPLES
As described in Note 1B to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the New York State Department of Financial Services, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 1B and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

ADVERSE OPINION ON U.S. GENERALLY ACCEPTED ACCOUNTING PRINCIPLES
In our opinion, because of the significance of the matter discussed in the "Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles" paragraph, the financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2014 and 2013, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2014.

OPINION ON STATUTORY BASIS OF ACCOUNTING
In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and capital and surplus of the Company as of December 31, 2014 and 2013, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2014, in accordance with the accounting practices prescribed or permitted by the New York State Department of Financial Services, as described in Note 1B.

EMPHASIS OF MATTERS
As discussed in Notes 1 and 6 to the accompanying financial statements, effective January 1, 2014, the National Union Admitted Lines Pooling Agreement and the AIG Property Casualty Surplus Lines Pooling Agreement were amended and replaced with a combined pooling agreement among the existing companies and AIU Insurance Company (the "Combined Pooling Agreement"). The Company's financial information as of and for the year ended December 31, 2014 has therefore been presented in accordance with the terms of the Combined Pooling Agreement. The comparative financial statements as of December 31, 2013 and for each of the years ended December 31, 2013 and 2012 are reflective of the National Union Admitted Lines Pooling Agreement participation percentage that was in place during those years. Our opinion is not modified with respect to this matter.

As discussed in Notes 1, 5 and 6 to the accompanying financial statements, the Company has entered into significant transactions with certain affiliated entities. Our opinion is not modified with respect to this matter.

/s/ PricewaterhouseCoopers LLP
April 28, 2015
New York, New York

AMERICAN HOME ASSURANCE COMPANY
Statutory Basis Financial Statements
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

                         STATEMENTS OF ADMITTED ASSETS

------------------------------------------------------------------------------------
                                                        DECEMBER 31,   DECEMBER 31,
                                                            2014           2013
------------------------------------------------------------------------------------

Cash and invested assets:
   Bonds, primarily at amortized cost (fair
   value: 2014 - $19,061,711; 2013 -
   $17,496,763)                                        $  18,100,940  $  16,780,357
   Common stocks, at carrying value adjusted
   for nonadmitted assets (cost: 2014 -
   $86,761; 2013 - $126,081)                                 107,011        122,839
   Preferred stocks, primarily at fair value
   (cost: 2014 - $18,412; 2013 - $0)                          18,412              -
   Other invested assets (cost: 2014 -
   $2,482,642; 2013 - $1,642,346)                          2,861,427      1,993,925
   Mortgage loans                                          1,049,708        536,056
   Derivative instruments                                      1,342         13,978
   Short-term investments, at amortized cost
   (approximates fair value)                                 294,574        308,868
   Cash and cash equivalents                                 432,496        185,319
   Receivable for securities sold and other                    2,821          9,116
------------------------------------------------------------------------------------
       TOTAL CASH AND INVESTED ASSETS                  $  22,868,731  $  19,950,458
------------------------------------------------------------------------------------

Investment income due and accrued                      $     161,436  $     168,495
Agents' balances or uncollected premiums:
   Premiums in course of collection                          710,959        770,420
   Premiums and installments booked but
   deferred and not yet due                                  284,714        301,572
   Accrued retrospective premiums                            694,174        938,213
Amounts billed and receivable from high
deductible policies                                           89,026         90,030
Reinsurance recoverable on loss payments                     404,789        443,153
Funds held by or deposited with reinsurers                   190,688        184,412
Net deferred tax assets                                      794,369        639,865
Equities in underwriting pools and associations              117,991        138,321
Receivables from parent, subsidiaries and
affiliates                                                       737         17,586
Other assets                                                 140,861        149,983
Allowance provision                                          (81,531)      (121,029)
------------------------------------------------------------------------------------
       TOTAL ADMITTED ASSETS                           $  26,376,944  $  23,671,479
------------------------------------------------------------------------------------

               SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
3   STATEMENTS OF ADMITTED ASSETS - As of December 31, 2014 and 2013.

AMERICAN HOME ASSURANCE COMPANY
Statutory Basis Financial Statements
(DOLLARS IN THOUSANDS, EXCEPT SHARE INFORMATION)
--------------------------------------------------------------------------------

                STATEMENTS OF LIABILITIES, CAPITAL AND SURPLUS

--------------------------------------------------------------------------------------
                                                          DECEMBER 31,   DECEMBER 31,
                                                              2014           2013
--------------------------------------------------------------------------------------
LIABILITIES

Reserves for losses and loss adjustment expenses         $  13,429,560  $  12,445,415
Paid loss clearing contra liability (loss reserve
offset)                                                       (172,490)      (164,131)
Unearned premium reserves                                    2,969,133      3,062,890
Commissions, premium taxes, and other expenses payable         247,430        330,831
Reinsurance payable on paid loss and loss adjustment
expenses                                                       163,373        316,486
Current federal taxes payable to parent                          4,811          2,818
Funds held by company under reinsurance treaties             1,050,864      1,080,691
Provision for reinsurance                                       60,702         57,751
Ceded reinsurance premiums payable, net of ceding
commissions                                                    366,538        443,051
Collateral deposit liability                                   339,680        414,290
Payable for securities purchased                                50,011         13,163
Payable to parent, subsidiaries and affiliates                 250,332         16,642
Derivative instruments                                               -         20,781
Other liabilities                                              369,096        539,114
--------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                     $  19,129,040  $  18,579,792
--------------------------------------------------------------------------------------

CAPITAL AND SURPLUS

Common capital stock, par value - 2014: $17, 2013:
$11.5065; 1,758,158 shares authorized, 1,695,054
shares issued and outstanding                            $      28,816  $      19,504
Capital in excess of par value                               5,363,191      4,048,510
Unassigned surplus                                           1,853,236      1,022,075
Special surplus funds from retroactive reinsurance               1,884          1,598
Special surplus funds from health insurance providers              777              -
--------------------------------------------------------------------------------------
TOTAL CAPITAL AND SURPLUS                                $   7,247,904  $   5,091,687
--------------------------------------------------------------------------------------
TOTAL LIABILITIES, CAPITAL AND SURPLUS                   $  26,376,944  $  23,671,479
--------------------------------------------------------------------------------------

               SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
4 STATEMENTS OF LIABILITIES, CAPITAL and SURPLUS - As of December 31, 2014 and 2013.

AMERICAN HOME ASSURANCE COMPANY
Statutory Basis Financial Statements
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

          STATEMENTS OF OPERATIONS AND CHANGES IN CAPITAL AND SURPLUS

--------------------------------------------------------------------------------------------------
                                                             FOR THE YEARS ENDED DECEMBER 31,
                                                         -----------------------------------------
                                                             2014          2013          2012
--------------------------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
Underwriting Income:
PREMIUMS EARNED                                          $  5,592,905  $  5,426,625  $  5,357,689
--------------------------------------------------------------------------------------------------
Underwriting deductions:
   Losses incurred                                          3,415,939     3,156,380     3,633,608
   Loss adjustment expenses incurred                          732,787       644,056       625,094
   Other underwriting expenses incurred                     1,673,831     2,156,743     1,765,943
--------------------------------------------------------------------------------------------------
TOTAL UNDERWRITING DEDUCTIONS                               5,822,557     5,957,179     6,024,645
--------------------------------------------------------------------------------------------------
Loss portfolio transfer:
   Premiums from affiliated loss portfolio
   transfer                                                         -             -       (40,241)
   Losses recognized from affiliated loss
   portfolio transfer                                               -             -        40,241
--------------------------------------------------------------------------------------------------
NET UNDERWRITING LOSS                                        (229,652)     (530,554)     (666,956)
--------------------------------------------------------------------------------------------------
Investment gain:
   Net investment income earned                             1,187,728       896,309       911,306
   Net realized capital (losses) gains (net of
   capital gains tax expense (benefit): 2014 -
   $53,044; 2013 - $37,062; 2012 - $48,295)                  (160,836)      344,178        56,339
--------------------------------------------------------------------------------------------------
NET INVESTMENT GAIN                                         1,026,892     1,240,487       967,645
--------------------------------------------------------------------------------------------------
Net gain (loss) from agents' or premium balances
charged-off                                                    (1,256)      (24,262)      (57,047)
Other (expense) income                                        (10,795)       (8,825)       10,700
--------------------------------------------------------------------------------------------------
INCOME AFTER CAPITAL GAINS TAXES AND BEFORE
FEDERAL INCOME TAXES                                          785,189       676,846       254,342
Federal and foreign income tax (benefit) expense              (23,041)      (26,144)      (31,163)
--------------------------------------------------------------------------------------------------
NET INCOME                                               $    808,230  $    702,990  $    285,505
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
Changes in Capital and Surplus

Capital and surplus, as of December 31, previous
year                                                     $  5,091,687  $  6,004,343  $  5,667,303
   Adjustment to beginning surplus (Note 2)                    (6,366)      (94,261)      (29,278)
--------------------------------------------------------------------------------------------------
Capital and surplus, as of January 1,                       5,085,321     5,910,082     5,638,025
   Other changes in capital and surplus:
       Net income                                             808,230       702,990       285,505
       Change in net unrealized capital losses
       (net of capital gains tax expense
       (benefit) : 2014 - $8,243; 2013 -
       $(30,923); 2012 - $21,950)                             (46,716)     (172,094)      (40,778)
       Change in net deferred income tax                     (390,531)      (27,917)      (22,439)
       Change in nonadmitted assets                           731,170      (210,064)      208,727
       Change in provision for reinsurance                     (2,951)       (8,640)       29,414
       Capital contribution (distribution)                  1,314,681             -      (645,750)
       Quasi-reorganization                                         -             -     1,000,000
       Change in par value of common stock                      9,312             -             -
       Dividends to stockholder                              (383,554)   (1,214,959)     (522,716)
       Foreign exchange translation                           122,577       113,151        74,961
       Other surplus adjustments                                  365          (862)         (606)
--------------------------------------------------------------------------------------------------
   TOTAL CHANGES IN CAPITAL AND SURPLUS                     2,162,583      (818,395)      366,318
--------------------------------------------------------------------------------------------------
Capital and Surplus, as of December 31,                  $  7,247,904  $  5,091,687  $  6,004,343
--------------------------------------------------------------------------------------------------

               SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
5 STATEMENTS OF OPERATIONS and CHANGES IN CAPITAL AND SURPLUS - for the years ending December 31, 2014, 2013 and 2012

AMERICAN HOME ASSURANCE COMPANY
Statutory Basis Financial Statements
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

                           STATEMENTS OF CASH FLOWS

                                                               YEARS ENDED DECEMBER 31,
                                                      ------------------------------------------
                                                           2014          2013          2012
------------------------------------------------------------------------------------------------

CASH FROM OPERATIONS

   Premiums collected, net of reinsurance             $   5,588,211  $  5,894,743  $  5,313,202
   Net investment income                                  1,007,711       782,466       809,251
   Miscellaneous expense                                    (93,572)      (75,119)       (6,214)
------------------------------------------------------------------------------------------------
   SUB-TOTAL                                          $   6,502,350  $  6,602,090  $  6,116,239
------------------------------------------------------------------------------------------------
   Benefit and loss related payments                      3,768,172     3,564,863     3,593,294
   Commission and other expense paid                      2,427,080     2,706,806     2,502,676
   Federal and foreign income taxes (recovered)
   paid                                                     (17,295)        6,848         1,012
------------------------------------------------------------------------------------------------
   NET CASH PROVIDED FROM OPERATIONS                  $     324,393  $    323,573  $     19,257
------------------------------------------------------------------------------------------------

CASH FROM INVESTMENTS

PROCEEDS FROM INVESTMENTS SOLD, MATURED, OR REPAID
   Bonds                                                  5,593,141     4,490,034     4,505,552
   Stocks                                                    16,579         4,875         2,833
   Mortgage loans                                            42,692         1,447           149
   Other                                                    387,924       196,798       243,676
------------------------------------------------------------------------------------------------
   TOTAL PROCEEDS FROM INVESTMENTS SOLD, MATURED,
   OR REPAID                                          $   6,040,336  $  4,693,154  $  4,752,210
------------------------------------------------------------------------------------------------
COST OF INVESTMENTS ACQUIRED
   Bonds                                                  6,009,703     4,170,608     3,659,690
   Stocks                                                   360,248        39,032         2,736
   Mortgage loans                                           583,079       464,025        59,296
   Other                                                    896,503       641,962       278,203
------------------------------------------------------------------------------------------------
   TOTAL COST OF INVESTMENTS ACQUIRED                 $   7,849,533  $  5,315,627  $  3,999,925
------------------------------------------------------------------------------------------------
   NET CASH (USED IN) PROVIDED FROM INVESTING
   ACTIVITIES                                         $  (1,809,197) $   (622,473) $    752,285
------------------------------------------------------------------------------------------------

CASH FROM FINANCING AND MISCELLANEOUS SOURCES

   Capital contributions                                        610             -       300,000
   Dividends to stockholder                                (150,000)     (820,000)     (455,589)
   Intercompany receipts (payments)                       1,991,197        91,276      (164,090)
   Net deposit activity on deposit-type contracts
   and other insurance                                       (9,767)      (23,833)       (1,683)
   Equities in underwriting pools and associations           94,797       476,434        54,713
   Collateral deposit liability (payments)
   receipts                                                 (74,610)       37,313        77,021
   Other (payments) receipts                               (134,540)     (102,417)      105,869
------------------------------------------------------------------------------------------------
   NET CASH PROVIDED BY (USED IN) FINANCING AND
   MISCELLANEOUS ACTIVITIES                               1,717,687      (341,227)      (83,759)
------------------------------------------------------------------------------------------------
NET CHANGE IN CASH AND SHORT-TERM INVESTMENTS               232,883      (640,127)      687,783
CASH AND SHORT-TERM INVESTMENTS
------------------------------------------------------------------------------------------------
   BEGINNING OF YEAR                                  $     494,187  $  1,134,314  $    446,531
------------------------------------------------------------------------------------------------
   END OF YEAR                                        $     727,070  $    494,187  $  1,134,314
------------------------------------------------------------------------------------------------

   Refer to Note 11 E for description of non-cash items.

               SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
6   STATEMENTS OF CASH FLOW - for the years ended December 31, 2014, 2013 and 2012

AMERICAN HOME ASSURANCE COMPANY
Statutory Basis Financial Statements
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT STATUTORY BASIS ACCOUNTING POLICIES
--------------------------------------------------------------------------------

A. BASIS OF ORGANIZATION AND PRESENTATION
--------------------------------------------------------------------------------

Organization
--------------------------------------------------------------------------------
American Home Assurance Company ("the Company" or "American Home") is a direct wholly-owned subsidiary of AIG Property Casualty U.S., Inc. ("AIG PC US"), a Delaware corporation, which is in turn owned by AIG Property Casualty Inc.
("AIG PC"), a Delaware corporation. The Company's ultimate parent is American International Group, Inc. (the "Ultimate Parent" or "AIG"). AIG conducts its property and casualty operations through multiple line companies writing substantially all commercial (casualty, property, specialty and financial liability) and consumer (accident & health and personal lines) both domestically and abroad. During 2013, Chartis U.S., Inc., Chartis Inc., Chartis International, LLC, Chartis Property Casualty Company, Chartis Specialty Insurance Company and Chartis Casualty Company were renamed as AIG Property Casualty U.S., Inc., AIG Property Casualty Inc., AIG Property Casualty International, LLC, AIG Property Casualty Company, AIG Specialty Insurance Company and AIG Assurance Company, respectively.

Effective January 1, 2014, the National Union Admitted Lines Pooling Agreement (the "Admitted Pooling Agreement") and the AIG Property Casualty Surplus Lines Pooling Agreement (the "Surplus Pooling Agreement") were amended and replaced with a combined pooling agreement among the existing companies and AIU Insurance Company (the "Combined Pooling Agreement"), as listed below (the "Combined Pool").

The member companies of the 2014 Combined Pool, their National Association of Insurance Commissioners ("NAIC") company codes, inter-company pooling percentages under the Combined Pooling Agreement, previous participation in the terminated pools, and states of domicile are as follows:

                                                                   2014 COMBINED 2013 ADMITTED 2013 SURPLUS
                                                          NAIC         POOL      PARTICIPATION PARTICIPATION 2014 STATE OF
                      COMPANY                         COMPANY CODE  PERCENTAGE    PERCENTAGE    PERCENTAGE     DOMICILE
---------------------------------------------------------------------------------------------------------------------------
National Union Fire Insurance Company of Pittsburgh,
Pa. (National Union)*                                    19445          30%           38%           N/A        Pennsylvania
American Home                                            19380          30%           36%           N/A          New York
Lexington Insurance Company (Lexington)                  19437          30%           N/A           90%          Delaware
Commerce and Industry Insurance Company (C&I)            19410          5%            11%           N/A          New York
AIG Property Casualty Company (APCC)                     19402          5%             5%           N/A        Pennsylvania
The Insurance Company of the State of Pennsylvania
(ISOP)                                                   19429          0%             5%           N/A        Pennsylvania
New Hampshire Insurance Company (New Hampshire)          23841          0%             5%           N/A        Illinois/**/
AIG Specialty Insurance Company (Specialty)              26883          0%            N/A           10%          Illinois
AIG Assurance Company (Assurance)                        40258          0%             0%           N/A        Pennsylvania
Granite State Insurance Company (Granite)                23809          0%             0%           N/A        Illinois/**/
Illinois National Insurance Co. (Illinois National)      23817          0%             0%           N/A          Illinois
AIU Insurance Company (AIU)                              19399          0%            N/A           N/A          New York

*Lead Company of the Combined Pool
**Companies were re-domesticated to Illinois from Pennsylvania in 2014

Refer to Note 6 for additional information on the Combined Pool and the effects of the changes in the intercompany pooling arrangements (the "2014 Pooling Restructure Transaction").

The Company accepts commercial business primarily through a network of independent retail and wholesale brokers and through an independent agency network. In addition, the Company accepts consumer business primarily through agents and brokers, as well as through direct marketing, partner organizations and the internet. There were no Managing Agents or Third party administrators who placed direct written premium with the Company in an account exceeding more than 5.0 percent of surplus of the Company for the years ending December 31, 2014 and 2013.

--------------------------------------------------------------------------------
7 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2014 and 2013 and for years ended December 31, 2014, 2013 and 2012.

AMERICAN HOME ASSURANCE COMPANY
Statutory Basis Financial Statements
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

The Company is diversified in terms of classes of its business, distribution network and geographic locations. The Company has direct written premium concentrations of 5.0 percent or more in the following locations:

   STATE/ LOCATION        2014       2013      2012
------------------------------------------------------
Florida                $   69,724  $ 49,869 $   36,719
New York                   27,936    15,068     41,487
Foreign - Japan         *(443,765)  785,232  1,022,151

*Includes impact of (726,095) reserve transfer due to the Japan Branch
 Conversion.

Basis of Presentation
--------------------------------------------------------------------------------
The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the New York State Department of Financial Services ("NY SAP"). Certain balances relating to prior periods have been reclassified to conform to the current year's presentation.

Additionally, the financial statements include the Company's U.S. operations, its Japan and Argentina branch operations and its participation in the American International Overseas Association (the "Association"), as described in Note 6.

The Company's financial information as of and for the year ended December 31, 2014 has been presented in accordance with the terms of the Combined Pooling Agreement. The 2013 and 2012 financial information is reflective of the Company's Admitted Pooling Agreement participation percentage in place during those years.

B. Permitted and Prescribed Practices
--------------------------------------------------------------------------------
NY SAP recognizes only statutory accounting practices prescribed or permitted by the New York State Department of Financial Services ("NY DFS") for determining and reporting the financial position and results of operations of an insurance company and for the purpose of determining its solvency under the New York Insurance Code. The NAIC Statutory Accounting Principles included within the Accounting Practices and Procedures Manual ("NAIC SAP") have been adopted as a component of prescribed practices by the NY DFS. The
Superintendent of the NY DFS (the "Superintendent") has the right to permit other specific practices that differ from prescribed practices.

NY SAP has prescribed the practice of discounting workers' compensation known case loss reserves on a non-tabular basis. This practice is not prescribed under NAIC SAP.

With the concurrence of the NY DFS, the Company has also discounted certain of its asbestos reserves, specifically, those for which future payments have been identified as fixed and determinable.

NY SAP has prescribed the availability of certain offsets in the calculation of the Provision for reinsurance which are not prescribed by NAIC SAP. With the concurrence of NY DFS, the Company has reduced its Provision for reinsurance to reflect the transfer of the collection risk on certain of the Company's asbestos related reinsurance recoverables to an authorized third party reinsurer in connection with its participation in the Combined Pool. For 2013, the Company applied the specific NY SAP requirements in the determination of the Provision for reinsurance.

In 2014, the Company received a permitted practice to present the consideration received in relation to loss reserves transferred as part of the updated and amended Combined Pooling Agreement transaction within paid losses rather than as premiums written and earned. For more information, see Note 6. Similarly, in 2013, the Company received a permitted practice to present the consideration received in relation to loss reserves transferred by novation as negative paid losses rather than premium written and earned, in relation to the withdrawal of a foreign affiliate from the Association, as described in Note 6. The Company requested such permitted practices as it believed the presentation within premiums would be distortive to the financial statements and not indicative of the economic substance of the respective transactions.

The use of the aforementioned prescribed and permitted practices has not affected the Company's ability to comply with the NAIC's risk based capital and surplus requirements for the 2014, 2013 and 2012 reporting periods.

--------------------------------------------------------------------------------
8 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2014 and 2013 and for years ended December 31, 2014, 2013 and 2012.

AMERICAN HOME ASSURANCE COMPANY
Statutory Basis Financial Statements
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------


A reconciliation of the net income and capital and surplus between NAIC SAP and practices prescribed or permitted by NY SAP is shown below:

-----------------------------------------------------------------------------------------------------------------
                                                                                 2014        2013        2012
-----------------------------------------------------------------------------------------------------------------
NET INCOME, NEW YORK BASIS                                                    $  808,230  $  702,990  $  285,505
State Prescribed Practices - addition (charge) NAIC SAP:
   Change in non-tabular discounting                                              40,320      31,634     (70,542)
-----------------------------------------------------------------------------------------------------------------
NET INCOME, NAIC SAP                                                             848,550     734,624     214,963
-----------------------------------------------------------------------------------------------------------------
STATUTORY SURPLUS, NEW YORK BASIS                                              7,247,904   5,091,687   6,004,343
State Prescribed Practices - (charge) NAIC SAP:
   Non-tabular discounting                                                      (383,098)   (423,418)   (455,052)
   Credits for reinsurance                                                       (39,545)    (27,834)   (118,047)
   Credits for collection risk on certain asbestos reinsurance recoveries        (81,048)   (156,997)    (88,189)
-----------------------------------------------------------------------------------------------------------------
STATUTORY SURPLUS, NAIC SAP                                                   $6,744,213  $4,483,438  $5,343,055
-----------------------------------------------------------------------------------------------------------------

C. Use of Estimates in the Preparation of the Financial Statements
--------------------------------------------------------------------------------
The preparation of statutory financial statements in accordance with NY SAP requires the application of accounting policies that often involve a significant degree of judgment. The Company's accounting policies that are most dependent on the application of estimates and assumptions are considered critical accounting estimates and are related to the determination of:
..   Reserves for losses and loss adjustment expenses ("LAE") including estimates and recoverability of the related reinsurance assets;
..   Legal contingencies, including those related to the settlement and adjudication of claims;
..   Other than temporary impairment ("OTTI") losses on investments;
..   Fair value of certain financial assets, impacting those investments measured at fair value in the Statements of Admitted Assets, Liabilities, Capital and Surplus, as well as unrealized gains (losses) included in capital and surplus; and
..   Income tax assets and liabilities, including the recoverability and admissibility of net deferred tax assets and the predictability of future tax operating profitability of the character necessary to realize the net deferred tax asset.

These accounting estimates require the use of assumptions about matters, including some that are highly uncertain at the time of estimation. It is reasonably possible that actual experience may materially differ from the assumptions used and therefore the Company's statutory financial condition, results of operations and cash flows could be materially affected.

D. Accounting Policy Differences
--------------------------------------------------------------------------------
NAIC SAP is a comprehensive basis of accounting other than accounting principles generally accepted in the United States of America ("US GAAP"). NAIC SAP varies from US GAAP in certain respects, including:

------------------------------------------------------------------------------------------------------------------
       TRANSACTIONS                     NAIC SAP TREATMENT                          US GAAP TREATMENT
------------------------------------------------------------------------------------------------------------------
POLICY ACQUISITION COSTS     Costs are immediately expensed and are     Costs directly related to the successful
Principally brokerage        included in Other Underwriting Expenses,   acquisition of new or renewal insurance
commissions and premium      except for reinsurance ceding commissions  contracts are deferred and amortized over
taxes arising from the       received in excess of the cost to acquire  the term of the related insurance
issuance of insurance        business which are recognized as a         coverage.
contracts.                   deferred liability and amortized over the
                             period of the reinsurance agreement.
------------------------------------------------------------------------------------------------------------------
UNEARNED PREMIUMS, UNPAID    Presented net of reinsurance recoverable.  Presented gross of reinsurance with
LOSSES AND LOSS EXPENSE                                                 corresponding reinsurance recoverable
LIABILITIES                                                             assets for prepaid reinsurance and
                                                                        reinsurance recoverable on unpaid losses,
                                                                        respectively.
------------------------------------------------------------------------------------------------------------------
RETROACTIVE REINSURANCE      Gains and losses are recognized in         Gains are deferred and amortized over the
CONTRACTS                    earnings and surplus is segregated to the  settlement period of the ceded claim
                             extent gains are recognized. Certain       recoveries. Losses are immediately
                             retroactive intercompany reinsurance       recognized in the Statements of
                             contracts are accounted for as             Operations.
                             prospective reinsurance if there is no
                             gain in surplus as a result of the
                             transaction.

--------------------------------------------------------------------------------
9 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2014 and 2013 and for years ended December 31, 2014, 2013 and 2012.

AMERICAN HOME ASSURANCE COMPANY
Statutory Basis Financial Statements
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------


TRANSACTIONS                            NAIC SAP TREATMENT                          US GAAP TREATMENT
------------------------------------------------------------------------------------------------------------------
INVESTMENTS IN BONDS HELD    Investment grade securities (rated by      All available for sale investments are
AS:                          NAIC as class 1 or 2) are carried at       carried at fair value with changes in
1) AVAILABLE FOR SALE        amortized cost. Non- investment grade      fair value, net of applicable taxes,
2) FAIR VALUE OPTION         securities (NAIC rated 3 to 6) are         reported in accumulated other
                             carried at the lower of amortized cost     comprehensive income within shareholder's
                             and fair value.                            equity.

                                                                        Fair value option investments are carried
                                                                        at fair value with changes in fair value,
                                                                        net of applicable projected income taxes,
                                                                        reported in net investment income.
------------------------------------------------------------------------------------------------------------------
INVESTMENTS IN EQUITY        Carried at fair value with unrealized      Same treatment as available for sale
SECURITIES CLASSIFIED AS:    gains and losses reported, net of          investments in bonds.
1) AVAILABLE FOR SALE        applicable taxes, in the Statement of
2) FAIR VALUE OPTION         Changes in Capital and Surplus.
                                                                        Fair value option investments are carried
                                                                        at fair value with changes in fair value,
                                                                        net of applicable projected income taxes,
                                                                        reported in net investment income.
------------------------------------------------------------------------------------------------------------------
INVESTMENTS IN LIMITED       Carried at the underlying US GAAP equity   If aggregate interests allow the holding
PARTNERSHIPS, HEDGE FUNDS    with results from the investment's         entity to exercise more than minor
AND PRIVATE EQUITY INTERESTS operations recorded, net of applicable     influence (typically more than 3%), the
                             taxes, as Unrealized gains (losses)        investment is carried at Net Asset Value
                             directly in the Statements of Changes in   ("NAV") with changes in value recorded to
                             Capital and Surplus.                       net investment income.

                                                                        Where the aggregate interests allow the
                                                                        entity to exercise only minor influence
                                                                        (typically less than 3%), the investment
                                                                        is recorded at NAV with changes in value
                                                                        recorded, net of tax, as a component of
                                                                        accumulated other comprehensive income in
                                                                        shareholder's equity.
------------------------------------------------------------------------------------------------------------------
INVESTMENTS IN SUBSIDIARY,   Subsidiaries are not consolidated.         Consolidation is required when there is a
CONTROLLED AND AFFILIATED                                               determination that the affiliated entity
ENTITIES (SCAS)              The equity investment in SCAs are          is a variable interest entity (VIE) and
                             accounted for under the equity method and  the holding entity is the primary
                             recorded as Common stock investments.      beneficiary of the activities of the VIE.
                             Dividends are recorded within Net
                             Investment Income.

                                                                        Investments in SCAs with greater than 50
                                                                        percent ownership of voting rights are
                                                                        generally consolidated.

                                                                        Investments in SCAs where the holding
                                                                        entity exercises significant influence
                                                                        (generally ownership of voting interests
                                                                        between 20 percent and 50 percent) are
                                                                        recorded at equity value. The change in
                                                                        equity is included within operating
                                                                        income.
------------------------------------------------------------------------------------------------------------------
STRUCTURED SETTLEMENTS       Structured settlement annuities where the  For structured settlements in which the
                             claimant is the payee are treated as       reporting entity has not been legally
                             completed transactions (thereby allowing   released from its obligation with the
                             for immediate gain recognition),           claimant (i.e. the reporting entity
                             regardless of whether the reporting        remains the primary obligor), resulting
                             entity is the owner of the annuity.        gains are deferred and amounts expected
                                                                        to be recovered from such annuities are
                                                                        recorded as assets.
------------------------------------------------------------------------------------------------------------------
STATEMENT OF CASH FLOWS      Statutory Statements of Cash Flows must    The Statements of Cash Flows can be
                             be presented using the direct method.      presented using the direct or indirect
                             Changes in cash and short-term             methods, however are typically presented
                             investments and certain sources of cash    using the indirect method. Presentation
                             are excluded from operational cash flows.  is limited to changes in cash and cash
                             Certain non-cash items are required to be  equivalents (short-term investments are
                             included in the statement of cash flows    excluded). All non-cash items are
                             and disclosed to the extent material.      eliminated from the presentation of cash
                                                                        flows.

--------------------------------------------------------------------------------
10 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2014 and 2013 and for years ended December 31, 2014, 2013 and 2012.

AMERICAN HOME ASSURANCE COMPANY
Statutory Basis Financial Statements
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------
       TRANSACTIONS                     NAIC SAP TREATMENT                          US GAAP TREATMENT
------------------------------------------------------------------------------------------------------------------

DEFERRED FEDERAL INCOME      Deferred income taxes are established for  The provision for deferred income taxes
TAXES                        the temporary differences between tax and  is recorded as a component of income tax
                             book assets and liabilities, subject to    expense, as a component of the Statement
                             limitations on admissibility of tax        of Operations, except for changes
                             assets.                                    associated with items that are included
                             Changes in deferred income taxes are       within other comprehensive income where
                             recorded within capital and surplus and    such items are recorded net of applicable
                             have no impact on the Statement of         income taxes.
                             Operations.
------------------------------------------------------------------------------------------------------------------

STATUTORY ADJUSTMENTS        Certain asset balances are designated as   All assets and liabilities are included
(applied to certain assets   nonadmitted, are excluded from the         in the financial statements. Provisions
including Goodwill,          Statutory Statement of Assets and are      for uncollectible receivables are
furniture and equipment,     reflected as deductions from capital and   established as valuation allowances and
deferred taxes in excess of  surplus.                                   are recognized as expense within the
limitations, prepaid                                                    Statement of Operations.
expenses, overdue
receivable balances and
unsecured reinsurance
amounts)
                             A Provision for reinsurance is
                             established for unsecured reinsurance
                             amounts recoverable from unauthorized and
                             certain authorized reinsurers with a
                             corresponding reduction to Unassigned
                             surplus.
------------------------------------------------------------------------------------------------------------------

The effects on the financial statements of the variances between NAIC SAP and US GAAP, although not reasonably determinable, are presumed to be material.

E. Significant Statutory Accounting Policies
--------------------------------------------------------------------------------

Premiums
--------------------------------------------------------------------------------
Premiums for insurance and reinsurance contracts are recorded as gross premiums written on the inception date of the policy. Premiums are earned primarily on a pro-rata basis over the term of the related insurance coverage. Extended reporting endorsements are reflected as premiums written and are earned on a pro-rata basis over the stated term of the endorsement unless the term of the endorsement is indefinite in which case premiums are fully earned at inception of the endorsement along with the recognition of associated loss and LAE.

Unearned premium reserves are established on an individual policy basis, reflecting the terms and conditions of the coverage being provided. Unearned premium reserves include the portion of premiums written relating to the unexpired terms of coverage as of the date of the financial statements. For policies with coverage periods equal to or greater than thirteen months and generally not subject to cancellation or modification by the Company, premiums are earned using a prescribed percentage of completion method.

Reinsurance premiums under a reinsurance contract are typically earned over the same period as the underlying policies, or risks, covered by the contracts. As a result, the earnings pattern of a reinsurance contract generally written for a 12-month term may extend up to 24 months, reflecting the inception dates of the underlying attaching policies throughout the 12-month period of the reinsurance contract. Reinsurance premiums ceded are recognized as a reduction in revenues over the period reinsurance coverage is provided.

Insurance premiums billed and outstanding for 90 days or more are nonadmitted and deducted from Unassigned surplus.

Premiums for retrospectively rated contracts are initially recorded based on the expected loss experience, based upon historical ratios of retrospectively rated loss development and earned on a pro-rata basis over the term of the related insurance coverage. Additional or returned premium is recorded if the estimated loss experience differs from the initial estimate and is immediately recognized in earned premium. The Company records accrued retrospectively rated premiums as written premiums.

Gross written premium net of ceded written premium ("Net written premiums") that were subject to retrospective rating features as of December 31, 2014, 2013 and 2012 were as follows:

---------------------------------------------------------------------------------------------
YEARS ENDED DECEMBER 31,                                          2014      2013      2012
---------------------------------------------------------------------------------------------
Net written premiums subject to retrospectively rated premiums  $112,287  $114,240  $154,505
Percentage of total net written premiums                             2.1%      2.0%      3.0%
---------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
11 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2014 and 2013 and for years ended December 31, 2014, 2013 and 2012.

AMERICAN HOME ASSURANCE COMPANY
Statutory Basis Financial Statements
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

As of December 31, 2014 and 2013, the admitted portion of accrued premiums related to the Company's retrospectively rated contracts were $694,174 and $938,213, respectively, which will be billed in future periods based primarily on the payment of the underlying expected losses and LAE. Unsecured amounts associated with these accrued retrospective premiums were $144,799 and $211,983 as of December 31, 2014 and 2013, respectively. Ten percent of the amount of accrued retrospective premiums receivable not offset by retrospective return premiums or other liabilities to the same party, other than loss and LAE reserves, or collateral (collectively referred to as the unsecured amount) have been nonadmitted. The following table represents the reconciliation of total accrued retrospective premiums to the admitted amounts:

-----------------------------------------------------------------------------------
DECEMBER 31,                                                2014          2013
-----------------------------------------------------------------------------------
Total accrued retrospective premium                     $    713,461  $    965,890
Less: nonadmitted amount (10 percent)                        (13,151)      (19,017)
Less: nonadmitted for any person for whom agents'
      balances or uncollected premiums are nonadmitted        (6,136)       (8,660)
-----------------------------------------------------------------------------------
ADMITTED AMOUNTS                                        $    694,174  $    938,213
-----------------------------------------------------------------------------------

Adjustments to premiums for changes in the level of exposure to insurance risk are generally determined based upon audits conducted after the policy expiration date.

The Company establishes loss reserves for high deductible policies net of the insured's contractual deductible (such deductibles are referred to as "reserve credits"). The Company establishes a nonadmitted asset for 10 percent of paid losses recoverable in excess of collateral held on an individual insured basis, or for 100 percent of paid losses recoverable where no collateral is held and amounts are outstanding for more than ninety days. Additionally, the Company establishes an allowance for doubtful accounts for such paid losses recoverable in excess of collateral and after nonadmitted assets. Similarly, the Company does not recognize reserve credit offsets where such credits are deemed uncollectible, as the Company ultimately bears credit risk on the underlying policies' insurance obligations. As of December 31, 2014 and 2013, the amounts of offsetting reserve credits on unpaid claims, recoverable on paid claims and nonadmitted balances were:

DECEMBER 31,                                                2014           2013
------------------------------------------------------------------------------------
Reserve Credits on Unpaid Claims                       $    3,698,401 $    4,270,652
Recoverable on Paid Claims                                    110,084        114,716
Nonadmitted Balance                                            21,058         24,686
------------------------------------------------------------------------------------

For warranty insurance, the Company generally provides reimbursement coverage on service contracts issued by an authorized administrator and sold through a particular retail channel. Premiums are recognized over the life of the policy in proportion to the expected loss emergence. The expected loss emergence can vary substantially by policy due to the characteristics of products sold by the retailer, the terms and conditions of service contracts sold as well as the duration of original warranties provided by the equipment manufacturer, if any.

Deposit Accounting
--------------------------------------------------------------------------------
Direct insurance transactions where management determines insufficient insurance risk transfer are recorded as deposits unless the policy was issued
(i) in respect of the insured's requirement for evidence of coverage pursuant to applicable statutes (insurance statutes or otherwise), contractual terms or normal business practices, (ii) in respect of an excess insurer's requirement for an underlying primary insurance policy in lieu of self-insurance, or
(iii) in compliance with filed forms, rates and/or rating plans.

Assumed and ceded reinsurance contracts which do not transfer a sufficient amount of insurance risk are recorded as deposits with the net consideration paid or received recognized as a deposit asset or liability, respectively. Deposit assets are admitted if (i) the assuming company is licensed, accredited or qualified by the NY DFS, or (ii) the collateral (i.e., funds withheld, letters of credit or trusts) provided by the reinsurer meets all the requirements of the NY SAP, as applicable. The deposit asset or liability is adjusted by calculating the effective yield on the deposit to reflect the actual payments made or received to date and expected future payments with a corresponding credit or charge to Other Income in the Statements of Operations.

Deposit assets are recorded to Other assets within the Statements of Admitted Assets, refer to Note 11A. Deposit liabilities and deposit liabilities - funds held are recorded to Other liabilities within the Statements of Liabilities, Capital and Surplus, refer to Note 11B.

--------------------------------------------------------------------------------
12 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2014 and 2013 and for years ended December 31, 2014, 2013 and 2012.

AMERICAN HOME ASSURANCE COMPANY
Statutory Basis Financial Statements
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

Premium Deficiency
--------------------------------------------------------------------------------
The Company periodically reviews its expected ultimate losses with respect to its unearned premium reserves. A premium deficiency loss and related liability is established if the unearned premium reserves and related investment income are collectively not sufficient to cover the expected ultimate loss projection. As of December 31, 2014 and 2013, the Company did not incur any premium deficiency losses.

Retroactive Reinsurance
--------------------------------------------------------------------------------
Transactions involving the transfer of loss and LAE reserves associated with loss events that occurred prior to the effective date of the transfer are recorded as retroactive reinsurance and reported separately from Reserves for loss and loss adjustment expenses in the Statements of Liabilities, Capital and Surplus. Initial gains or losses are recorded in Other Income within the Statements of Operations. Any resulting surplus gains are separately identified as Special surplus funds from retroactive reinsurance within Capital and surplus and are restricted for dividend payment. Amounts recorded in Special surplus funds from retroactive reinsurance are amortized into Unassigned surplus when actual retroactive reinsurance recovered exceeds the consideration paid. The special surplus from retroactive reinsurance for each respective retroactive reinsurance agreement shall be reduced at the time the ceding entity begins to recover funds from the assuming entity in amounts exceeding the consideration paid by the ceding entity under such agreement, or adjusted due to changes in reserves ceded under the contract. For each agreement, the reduction in the special surplus is limited to the lesser of amounts recovered in excess of consideration paid or the initial surplus gain. Any remaining balance in the special surplus from retroactive reinsurance derived from any such agreement shall be returned to Unassigned surplus upon elimination of all policy obligations.

To the extent that the transfer of loss and LAE reserves is between affiliated entities and neither entity records a gain or loss, the transaction is accounted for as prospective reinsurance.

Insurance Related Acquisition Costs
--------------------------------------------------------------------------------
Commissions, premium taxes, and certain underwriting costs are expensed as incurred and are included in Other underwriting expenses incurred. The Company records a ceding commission liability equal to the excess of the ceding commissions received from reinsurers compared to the acquisition cost of the business ceded. The liability is amortized over the effective period of the reinsurance agreement in proportion to the amount of insurance coverage provided.

Provisions for Allowances and Unauthorized or Overdue Reinsurance
--------------------------------------------------------------------------------
The recoverability of certain assets, including insurance receivables with counterparties, is reviewed periodically by management. Amounts deemed uncollectible are reduced, with the required statutory basis provision for reinsurance deducted from surplus and reflected as a liability in Provision for reinsurance. Various factors are taken into consideration when assessing the recoverability of these balances including: the age of the related amounts due and the nature of the unpaid balance; disputed balances, historical recovery rates and any significant decline in the credit standing of the counterparty.

Following the 2014 Pooling Restructure Transaction, the accounting practices prescribed or permitted by the Insurance Department of the Commonwealth of Pennsylvania ("PA SAP") are applied in the determination of the Company's Provision for reinsurance. For 2013 and 2012, NY SAP was applied in the determination of the Provision for reinsurance.

Loss and Loss Adjustment Expenses
--------------------------------------------------------------------------------
Reserves for case, IBNR and LAE losses are determined on the basis of actuarial specialists' evaluations and other estimates, including historical loss experience. The methods of making such estimates and for establishing the resulting reserves are reviewed and updated based on available information, and any resulting adjustments are recorded in the period they are determined. Accordingly, newly established reserves for losses and LAE, or subsequent changes, are charged to income as incurred. Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsurance policy based upon the terms of the underlying contract. See
Note 5 for further discussion of policies and methodologies for estimating the liabilities and losses.

--------------------------------------------------------------------------------
13 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2014 and 2013 and for years ended December 31, 2014, 2013 and 2012.

AMERICAN HOME ASSURANCE COMPANY
Statutory Basis Financial Statements
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

Structured Settlements
--------------------------------------------------------------------------------
In the ordinary course of business, the Company enters into structured settlements to settle certain claims. Structured settlements involve the purchase of an annuity by the Company, generally from life insurers, to fund future claim obligations. In the event the life insurers providing the annuity do not meet their obligations, the Company would, in certain cases, become liable for the payments of benefits. As of December 31, 2014, the Company has not incurred a loss and there has been no default by any of the life insurers included in the transactions and the Company has not reduced its loss reserves for any annuities purchased where it is both the owner and the payee.
Management believes that based on the financial strength of the life insurers involved (mostly affiliates) the likelihood of the Company becoming liable, and therefore incurring an incremental loss, is remote.

The estimated loss reserves eliminated by such structured settlement annuities and the unrecorded loss contingencies are $1,135,621 as of December 31, 2014.

As of December 31, 2014, the Company had annuities with aggregate statement values in excess of 1 percent of its policyholders' surplus with life insurer affiliates as follows:

                                                                                  LICENSED IN
LIFE INSURANCE COMPANY                                          STATE OF DOMICILE  NEW YORK   STATEMENT VALUE
----------------------                                          ----------------- ----------- ---------------
American General Life Insurance Company                              Texas            No         $104,512
American General Life Insurance Company of Delaware                 Delaware          No          251,372
The United State Life Insurance Company in the City of New York     New York          Yes         727,988

Fair Value of Financial Instruments
--------------------------------------------------------------------------------
The degree of judgment used in measuring the fair value of financial instruments generally inversely correlates with the level of observable valuation inputs. The Company maximizes the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value. Financial instruments with quoted prices in active markets generally have more pricing observability and less judgment is used in measuring fair value. Conversely, financial instruments for which no quoted prices are available have less observability and are measured at fair value using valuation models or other pricing techniques that require more judgment. Pricing observability is affected by a number of factors, including the type of financial instrument, whether the financial instrument is new to the market and not yet established, the characteristics specific to the transaction, liquidity and general market conditions.

Assets and liabilities recorded at fair value are measured and classified in accordance with a fair value hierarchy consisting of three 'levels' based upon the observability of inputs available in the marketplace as discussed below:
    . Level 1: Fair value measurements that are based upon quoted prices (unadjusted) in active markets that we have the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets. The quoted price for such instruments is not subject to adjustment.
    . Level 2: Fair value measurements based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals.
    . Level 3: Fair value measurements based on valuation techniques that use significant inputs that are unobservable. Both observable and unobservable inputs may be used to determine the fair values of positions classified in Level 3. The circumstances for using these measurements include those in which there is little, if any, market activity for the asset or liability. Therefore, we must make certain assumptions as to the inputs a hypothetical market participant would use to value that asset or liability. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Company's policy is to recognize transfers in and out at the end of the reporting period, consistent with the date of the determination of fair value. The valuation methods and assumptions used in estimating the fair values of financial instruments are as follows:
    . The fair values of bonds, mortgage loans, unaffiliated common stocks and preferred stocks are based on fair values that reflect the price at which a security would sell in an arm's length transaction between a willing buyer and seller. As such, sources of valuation include third party pricing sources, stock exchanges, brokers or custodians or the NAIC Capital Markets and Investment Analysis Office ("NAIC IAO").

--------------------------------------------------------------------------------
14 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2014 and 2013 and for years ended December 31, 2014, 2013 and 2012.

AMERICAN HOME ASSURANCE COMPANY
Statutory Basis Financial Statements
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

    . The fair value of derivatives are determined using quoted prices in active markets and other market evidence whenever possible, including market-based updates, broker or dealer quotations or alternative pricing sources.
    . The carrying value of all other financial instruments approximates fair value.

Cash Equivalents and Short Term Investments
--------------------------------------------------------------------------------
Cash equivalents are short-term, highly liquid investments, with original maturities of three months or less, that are both; (a) readily convertible to known amounts of cash; and (b) so near their maturity that they present insignificant risk of changes in value because of changes in interest rates. Highly liquid debt securities with maturities of greater than three months but less than twelve months from the date of purchase are classified as short-term investments. Short-term investments are carried at amortized cost which approximates fair value.

Bonds (including Loan Backed and Structured Securities)
--------------------------------------------------------------------------------
Loan-backed and structured securities ("LBaSS") include residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS"), and asset-backed securities ("ABS"), pass-through securities, lease-backed securities, equipment trust certificates, loan-backed securities issued by special purpose corporations or trusts, and securities where there is not direct recourse to the issuer.

Bonds and LBaSS with an NAIC designation NAIC IAO of "1" or "2" (considered to be investment grade) are carried at amortized cost. Bonds and LBaSS with an NAIC designation of "3," "4", "5", 5*, "6" or "6*" (considered to be non-investment grade) are carried at the lower of amortized cost or fair value. LBaSS fair values are primarily determined using independent pricing services and broker quotes. Bonds and LBaSS that have not been filed and have not received a designation in over a year, from the NAIC IAO, are assigned a 6* designation and carried at zero, with unrealized losses charged to surplus. Bond and LBaSS securities that have been filed and received a 6* designation can carry a value greater than zero. Bond and LBaSS securities are assigned a 5* designation when the following conditions are met: a) the documentation required for a full credit analysis did not exist, b) the issuer/obligor has made all contractual interest and principal payments, and c) an expectation of repayment of interest and principal exists. Amortization of premium or discount on bonds and LBaSS is calculated using the effective yield method.

Additionally, mortgage-backed securities ("MBS") and ABS prepayment assumptions were obtained from an outside vendor or internal estimates. The retrospective adjustment method is used to account for the effect of unscheduled payments affecting high credit quality securities, while securities with less than high credit quality and securities for which the collection of all contractual cash flows is not probable are both accounted for using the prospective adjustment method.

Mortgage Loans
--------------------------------------------------------------------------------
Mortgage loans on real estate are stated primarily at unpaid principal balances, net of unamortized premiums, discounts and impairments. Impaired loans are identified by management as loans in which it is probable that all amounts due according to the contractual terms of the loan agreement will not be collected. The Company accrues income on impaired loans to the extent it is deemed collectible and the loan continues to perform under its original or restructured contractual terms. Non-performing loan interest income that is delinquent more than 90 days is generally recognized on a cash basis.

Internal credit risk ratings are assigned based on the consideration of risk factors including past due status, debt service coverage, loan-to-value ratio or the ratio of the loan balance to the estimated value of the property, property occupancy, profile of the borrower and of the major property tenants, economic trends in the market where the property is located, and condition of the property.

Preferred Stocks
--------------------------------------------------------------------------------
Perpetual preferred stocks with an NAIC rating of "P1" or "P2", having characteristics of equity securities are carried at fair value. Redeemable preferred stocks with an NAIC rating of "RP1" or "RP2", which have characteristics of debt securities, are carried at amortized cost. All preferred stocks with an NAIC rating of "3" through "6" are carried at the lower of amortized cost or fair value.

Unaffiliated Common Stock Securities
--------------------------------------------------------------------------------
Unaffiliated common stock investments are carried at fair value with changes in fair value recorded as Unrealized gains(losses) in Unassigned surplus, or as realized losses in the event a decline in value is determined to be other than temporary.

--------------------------------------------------------------------------------
15 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2014 and 2013 and for years ended December 31, 2014, 2013 and 2012.

AMERICAN HOME ASSURANCE COMPANY
Statutory Basis Financial Statements
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

Investments in subsidiaries and affiliated companies
--------------------------------------------------------------------------------
Investments in non-publicly traded affiliates are recorded based on the underlying equity of the respective entity's financial statements as presented on a basis consistent with the nature of the affiliates operations (including any defined nonadmitted amounts). The Company's share of undistributed earnings and losses of affiliates are recorded as Unrealized gains (losses) in Unassigned surplus.

Investments in joint ventures, partnerships and limited liability companies
--------------------------------------------------------------------------------
Other invested assets include joint ventures and partnerships and are accounted for under the equity method, based on the most recent financial statements of the entity. Changes in carrying value are recorded as Unrealized gains(losses). Additionally, other invested assets include investments in collateralized loans that are recorded at the lower of amortized cost and the fair value of the underlying collateral. Changes in carrying value resulting from adjustments where the fair value is less than amortized cost are recorded as Unrealized gains (losses) in Unassigned surplus, while changes resulting from amortization are recorded as Net investment income.

Derivatives
--------------------------------------------------------------------------------
Derivative financial instruments are accounted for at fair value using quoted prices in active markets and other market evidence whenever possible, including market-based inputs to valuation models, broker or dealer quotations or alternative pricing sources, reduced by the amount of collateral held or posted by the Company with respect to the derivative position. Changes in carrying value are recorded as Unrealized gains/(losses) in Unassigned surplus.

Net investment income and gain/loss
--------------------------------------------------------------------------------
Investment income is recorded as earned and includes interest, dividends, and earnings from subsidiaries, loans and joint ventures. Realized gains or losses on the disposition or impairment of investments are determined on the basis of specific identification.

Investment income due and accrued is assessed for collectability. The Company records a valuation allowance on investment income receivable when it is probable that an amount is uncollectible by recording a charge against investment income in the period such determination is made. Any amounts receivable over 90 days past due, or 180 days past due for mortgage loans that do not have a valuation allowance are nonadmitted by the Company.

Evaluating Investments for Other-Than-Temporary Impairment
--------------------------------------------------------------------------------
If a bond is determined to have an OTTI in value the cost basis is written down to fair value as a new cost basis, with the corresponding charge to Net realized capital gains (losses) as a realized loss.

For bonds, other than loan-backed and structured securities, an OTTI shall be considered to have occurred if it is probable that the Company will not be able to collect all amounts due under the original contractual terms.

For loan-backed and structured securities, an OTTI shall be considered to have occurred if the fair value of a security is below its amortized cost and management intends to sell or does not have the ability and intent to retain the security until recovery of the amortized cost (i.e., intent based impairment). When assessing the intent to sell a security, management evaluates relevant facts and circumstances including, but not limited to, decisions to rebalance the investment portfolio, sales of securities to meet cash flow needs and sales of securities to take advantage of favorable pricing.

In general, a security is considered a candidate for OTTI evaluation if it meets any of the following criteria:
..   The Company may not realize a full recovery on their investment based on lack of ability or intent to hold a security to recovery;
..   Fundamental credit risk of the issuer exist; and/or
..   Other qualitative/quantitative factors exist indicating an OTTI has occurred.

When a credit-related OTTI is present, the amount of OTTI recognized as a realized capital loss is equal to the difference between the investment's amortized cost basis and the present value of cash flows expected to be collected regardless of management's ability or intent to hold the security.

--------------------------------------------------------------------------------
16 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2014 and 2013 and for years ended December 31, 2014, 2013 and 2012.

AMERICAN HOME ASSURANCE COMPANY
Statutory Basis Financial Statements
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

Common and preferred stock investments whose fair value is less than their carrying value for a period greater than nine months or at a significant discount to acquisition value are considered to be potentially impaired. For securities with unrealized losses, an analysis is performed. Factors include:
..   If management intends to sell a security that is in an unrealized loss position then an OTTI loss is considered to have occurred.
..   If the investments are trading at a significant (25 percent or more)
    discount to par, amortized cost (if lower) or cost for an extended period of time (nine consecutive months or longer); or
..   If a discrete credit event occurs resulting in: (i) the issuer defaulting on a material outstanding obligation; (ii) the issuer seeking protection from creditors under bankruptcy law or any similar laws intended for court supervised reorganization of insolvent enterprises; or, (iii) the issuer proposing a voluntary reorganization pursuant to which creditors are asked to exchange their claims for cash or securities having a fair value substantially lower than par value of their claims; or
..   If there are other factors precluding a full recovery of the investment.

Limited partnership investments whose fair value is less than its book value for a period greater than twelve months with a significant unrealized loss are considered candidates for OTTI. OTTI factors that are periodically considered include:
..   If an order of liquidation or other fundamental credit issues with the partnership exists;
..   If there is a significant reduction in scheduled cash flow activities between the Company and the partnership or fund during the year;
..   If there is an intent to sell, or the Company may be required to sell, the investment prior to the recovery of cost of the investment; or
..   If other qualitative/quantitative factors indicating an OTTI exist.

Equities in Pools & Associations
--------------------------------------------------------------------------------
The Company accounts for its participation in the Association (See Note 6) by recording its participation in
..   net premium participation as gross premium,
..   the underwriting and net investment income results in the Statements of
    Operations and Changes in Capital and Surplus,
..   insurance and reinsurance balances in the Statements of Admitted Assets and
    Liabilities, Capital and Surplus; and
..   all other non-insurance assets and liabilities recorded as Equities in
    Underwriting Pools and Associations in the Statements of Admitted Assets and Liabilities, Capital and Surplus.

Foreign Currency Transactions
--------------------------------------------------------------------------------
Financial statement accounts expressed in foreign currencies are translated into U.S. dollars. Foreign currency assets and liabilities are translated into U.S. dollars using rates of exchange prevailing at the period end date with the related translation adjustments recorded as unrealized gains or losses within Unassigned surplus in the Statements of Capital and Surplus. Gains or losses due to translating foreign operations to U.S. dollars are recorded as unrealized gains or losses. All other realized gains and losses resulting from foreign currency transactions, not in support of foreign insurance operations, are included in Other Income in the Statements of Operations.

Retirement Plans, Deferred Compensation, Postemployment Benefits and
Compensated Absences and Other Postretirement Benefit Plans
--------------------------------------------------------------------------------
The Company's employees participate in various AIG-sponsored defined benefit pension and postretirement plans. AIG, as sponsor, is ultimately responsible for the maintenance of these plans in compliance with applicable laws. The Company is not directly liable for obligations under these plans. AIG charges the Company and its insurance company affiliates pursuant to intercompany expense sharing agreements; the expenses are then shared by the pool participants in accordance with the pooling agreement.

The Company incurred the following employee related costs associated with these plans during 2014, 2013 and 2012:

------------------------------------------------------------------------------------------------
YEARS ENDED DECEMBER 31,                                        2014        2013        2012
------------------------------------------------------------------------------------------------
Defined benefit plans                                        $     4,692 $    14,572 $     9,915
Defined contribution plans                                         5,875       7,066       7,246
Postretirement medical and life insurance plans                      651         788         652
------------------------------------------------------------------------------------------------
TOTAL                                                        $    11,218 $    22,426 $    17,813
------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
17 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2014 and 2013 and for years ended December 31, 2014, 2013 and 2012.

AMERICAN HOME ASSURANCE COMPANY
Statutory Basis Financial Statements
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

Depreciation
--------------------------------------------------------------------------------
Certain assets, principally electronic data processing ("EDP") equipment, software and leasehold improvements are designated as nonadmitted assets and their net book value is deducted from surplus. EDP equipment primarily consists of non-operating software and is depreciated over its useful life, generally not exceeding five years. Leasehold improvements are amortized over the lesser of the remaining lease term or the estimated useful life of the leasehold improvement.

Income Taxes
--------------------------------------------------------------------------------
The Company files a consolidated U.S. federal income tax return with AIG. AIG has more than 300 subsidiaries which form part of this tax return. A complete listing of the participating subsidiaries is included in Note 8.

The Company is allocated U.S. federal income taxes based upon a tax sharing agreement (the "Tax Sharing Agreement") with AIG, effective January 1, 2012 and approved by the Company's Board of Directors. This agreement provides that the Company shall incur tax results that would have been paid or received by such company if it had filed a separate federal income tax return, with limited exceptions.

Additionally, while the agreement described above governs the current and deferred tax recorded in the income tax provision, the amount of cash that will be paid or received for U.S. federal income taxes may at times be different.
The terms of this agreement are based on principles consistent with the allocation of income tax expense or benefit on a separate company basis, except that:
..   The sections of the Internal Revenue Code relating to Alternative Minimum
    Tax ("AMT") are applied, but only if the AIG consolidated group is subject to AMT in the Consolidated Tax Liability, and;
..   The impact of deferred Intercompany Transactions (as defined in Treas. Reg.
    (S)1.1502-13(b)(1), if the "intercompany items" from such transaction, as defined in Treas. Reg. (S)1.1502-13(b)(2), have not been taken into account pursuant to the "matching rule" of Treas. Reg. (S)1.1502-13(c)), are excluded from current taxation, provided however, that the Company records the appropriate deferred tax asset and/or deferred tax liability related to the gain or loss and includes such gain or loss in its separate return tax liability in the subsequent tax year when the deferred tax liability or deferred tax asset becomes current.

In 2014, the Company, modified the Tax Sharing Agreement to clarify certain tax attributes related to the 2013 Association distribution of AIG Europe Holdings Limited's ("AEHL") shares (see Note 6D). The gain resulting from the transfer was treated as currently taxable and the Company's resulting tax liability was waived in the form of a deemed capital contribution. As a result, the Company recognized a benefit to surplus of $21,494. The NY DFS responded to the related informational submissions describing the amendment with no objection.

The Company has an enforceable right to recoup federal income taxes in the event of future net losses that it may incur or to recoup its net losses carried forward as an offset to future net income subject to federal income taxes.

Under the Tax Sharing Agreement, tax liabilities related to uncertain tax positions and tax authority audit adjustments ("TAAAs") shall remain with the Company for which the tax liabilities relate. Furthermore, if and when such tax liabilities are realized or determined to no longer be necessary, the responsibility for any additional tax liabilities, benefits or rights to any refunds due remains with the Company.

In 2014, the Company settled for cash certain tax payables and receivables with AIG. Such payables and receivables related to TAAAs that were reflected in an amended federal income tax return filing for the tax years 2007 to 2011, which was filed with the Internal Revenue Service ("IRS"). In the prior year, the tax receivables were not admitted into surplus and as a result, the Company recognized a statutory capital benefit of $17,533 upon cash settlement.

In accordance with Circular Letter 1979-33 issued by the NY DFS, AIG shall establish and maintain an escrow account for amounts where the Company's separate return liability exceeds the AIG consolidated tax liability.

--------------------------------------------------------------------------------
18 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2014 and 2013 and for years ended December 31, 2014, 2013 and 2012.

AMERICAN HOME ASSURANCE COMPANY
Statutory Basis Financial Statements
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

Deferred Taxes
--------------------------------------------------------------------------------
The Company evaluates the recoverability of deferred tax assets and establishes a valuation allowance, if necessary, to reduce the deferred tax asset to an amount that is more likely than not to be realized ("adjusted gross deferred tax asset"). The evaluation of the recoverability of the deferred tax asset and the need for a valuation allowance requires management to weigh all positive and negative evidence to reach a conclusion that it is more likely than not that all or some portion of the deferred tax asset will not be realized. The weight given to the evidence is commensurate with the extent to which it can be objectively verified. The more negative evidence that exists, the more positive evidence is necessary and the more difficult it would be to support a conclusion that a valuation allowance is not needed.

Our framework for assessing the recoverability of deferred tax assets requires us to consider all available evidence, including:
..   the nature, frequency, and amount of cumulative financial reporting income and losses in recent years;
..   the sustainability of recent operating profitability of our subsidiaries;
..   the predictability of future operating profitability of the character necessary to realize the net deferred tax asset;
..   the carryforward periods for the net operating loss, capital loss and foreign tax credit carryforwards, including the effect of reversing taxable temporary differences; and,
..   prudent and feasible actions and tax planning strategies that would be implemented, if necessary, to protect against the loss of the deferred tax asset.

The adjusted gross deferred tax asset is then assessed for statutory admissibility. The reversing amount eligible for loss carryback or the amount expected to be realized in three years is admissible, subject to the defined surplus limitation. The remaining adjusted gross deferred tax asset can be admitted to the extent of offsetting deferred tax liabilities.

2. ACCOUNTING ADJUSTMENTS TO STATUTORY BASIS FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

A. Change in Accounting Principles
--------------------------------------------------------------------------------

2014 Changes
--------------------------------------------------------------------------------
In 2014, the Company adopted the following changes in the Statements of Statutory Accounting Principles ("SSAP"):

Affordable Care Act Assessments: On June 12, 2014, the NAIC issued SSAP
No. 106, Affordable Care Act Assessments ("SSAP 106"), which provides accounting and disclosure guidance related to assessments on entities that issue health insurance. Under the Affordable Care Act ("ACA"), an assessment becomes payable to the U.S. Treasury once a health insurer provides health insurance for any subject U.S. health risk during the calendar year, in an amount based upon the amount of health insurance provided by such company in the prior year. Under SSAP 106, the amount of the assessment shall be expensed and recognized as a liability once the entity provides qualifying health insurance. Additionally, the guidance requires the recognition in Special Surplus, as a reclassification from Unassigned Surplus, of an amount equal to its estimated subsequent fee year assessment based upon the health insurance written in the current year. The special surplus is restored to unassigned surplus in the following year, when the health insurer recognizes the expense for the assessment. The guidance additionally requires disclosure regarding certain information relevant to the calculation of the assessment. The Company has segregated surplus in the amount of $777 related to the assessment expected to be payable in 2015, and the company recognized an expense during 2014 of $621.

Risk-Sharing Provisions: On December 12, 2014, the NAIC issued SSAP No. 107, Accounting for the Risk-Sharing Provisions of the Affordable Care Act. This statement provides accounting guidance for the Risk Adjustment Program, the Transitional Reinsurance Program, and the Transitional Risk Corridor Program of the ACA. While the Company participates in the health insurance market and is subject to certain provisions of the ACA, such as the assessment described above, with the exception of the industry-wide assessment on health insurers to fund the Transitional Reinsurance Program, the Company's health insurance policies are not subject to the risk sharing provisions of the ACA. The impact of the guidance on the Company relates solely to the treatment of Transitional Reinsurance Program assessment.

--------------------------------------------------------------------------------
19 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2014 and 2013 and for years ended December 31, 2014, 2013 and 2012.

AMERICAN HOME ASSURANCE COMPANY
Statutory Basis Financial Statements
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

2013 Change
--------------------------------------------------------------------------------
In 2013, the Company adopted the following change in the SSAP:

Transfers and Servicing of Financial Assets: In March 2012, the NAIC issued SSAP No. 103 Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities. This guidance supersedes SSAP No. 91R Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities and conforms to the US GAAP guidance on accounting for transfers of financial assets. The adoption, which was effective January 1, 2013, did not have any impact on the Company's statutory basis financial statements.

B. Adjustments to Surplus
--------------------------------------------------------------------------------
During 2014, 2013 and 2012 the Company identified corrections that resulted in after-tax statutory adjustments to beginning capital and surplus of $(6,366), $(94,261) and $(29,278), respectively. In accordance with SSAP No. 3,
Accounting Changes and Corrections of Errors ("SSAP 3"), the corrections of errors have been reported in the 2014, 2013 and 2012 statutory financial statements as adjustments to Unassigned Surplus. The impact of these corrections would have been to reduce the 2013 and 2012 net income by $25,080 and $40,655, respectively. Management has concluded that the effects of these errors on the previously issued financial statements were immaterial based on quantitative and qualitative assessment. The impact to surplus, assets and liabilities as of January 1, 2014, 2013 and 2012 is presented in the following tables:

-----------------------------------------------------------------------------------------------------
                                                    POLICYHOLDERS'  TOTAL ADMITTED
2014 ADJUSTMENTS                                       SURPLUS          ASSETS      TOTAL LIABILITIES
-----------------------------------------------------------------------------------------------------
BALANCE AT DECEMBER 31, 2013                        $    5,091,687  $    23,671,479  $    18,579,792
ADJUSTMENTS TO BEGINNING CAPITAL AND SURPLUS:
   ASSET CORRECTIONS                                        58,578           58,578                -
   LIABILITY CORRECTIONS                                   (70,960)               -           70,960
   INCOME TAX CORRECTIONS                                    6,016            6,016                -
-----------------------------------------------------------------------------------------------------
TOTAL ADJUSTMENTS TO BEGINNING CAPITAL AND SURPLUS          (6,366)          64,594           70,960
-----------------------------------------------------------------------------------------------------
BALANCE AT JANUARY 1, 2014 AS ADJUSTED              $    5,085,321  $    23,736,073  $    18,650,752
-----------------------------------------------------------------------------------------------------

An explanation for each of the adjustments for prior period corrections is described below:

Asset corrections - The increase in net admitted assets is the result of a) an increase in reinsurance recoverables related to the reversal of an accrued liability; b) an adjustment of an intangible asset resulting from the sale of the Canadian Branch of American Home Assurance Company c) an increase in admitted assets due to AIOA's under utilization of reserves to offset the aged premium receivable in their nonadmitted penalty determination; partially offset by d) a decrease in reinsurance recoverables due to an increase in the related SSAP No. 5R, Liabilities, Contingencies and Impairment of Assets ("SSAP 5R") reserve; and e) a decrease in reinsurance recoverables on paid losses related to miscoded ceded reinsurance.

Liability corrections - The increase in total liabilities is primarily the result of a) an increase in loss reserves resulting from errors identified during the completion of a reserve substantiation study, b) an increase in IBNR related to asbestos business and in the calculation of the insolvent and commute estimate, c) an increase in the "Taxes, licenses, and fees" related to workers' compensation surcharges, d) an increase in "Ceded reinsurance premiums payable" resulting from unrecorded profit commission with Aerospace Agency, e) an increase in intercompany payables due to prior year costs incurred from the development of a claims systems; and f) an increase to the unpaid loss reserves resulting from miscoded ceded reinsurance on a facultative claim; partially offset by g) a correction to the historical loss provision for balances previously charged off.

Income tax corrections - The decrease in taxes is primarily the result of a) corrections to prior period balances for adjustments to the current and deferred tax assets and liabilities and b) the tax effect of the corresponding change in asset and liability corrections.

--------------------------------------------------------------------------------
20 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2014 and 2013 and for years ended December 31, 2014, 2013 and 2012.

AMERICAN HOME ASSURANCE COMPANY
Statutory Basis Financial Statements
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

                                                    POLICYHOLDERS' TOTAL ADMITTED
2013 ADJUSTMENTS                                       SURPLUS         ASSETS      TOTAL LIABILITIES
----------------------------------------------------------------------------------------------------
BALANCE AT DECEMBER 31, 2012                        $   6,004,343  $   23,974,474    $  17,970,131
Adjustments to beginning Capital and Surplus:
   Asset corrections                                     (237,503)       (237,503)               -
   Liability corrections                                  154,162               -         (154,162)
   Income tax corrections                                 (10,920)        (10,920)               -
----------------------------------------------------------------------------------------------------
Total adjustments to beginning Capital and Surplus        (94,261)       (248,423)        (154,162)
----------------------------------------------------------------------------------------------------
BALANCE AT JANUARY 1, 2013 AS ADJUSTED              $   5,910,082  $   23,726,051    $  17,815,969
----------------------------------------------------------------------------------------------------

An explanation for each of the adjustments for prior period corrections is described below:

Asset corrections - The decrease in total admitted assets is primarily the result of a) nonadmitting investment assets; b) a reduction in deductible recoverable relating to high deductible policies; c) a decrease in other assets; and d) reductions in premium and reinsurance assets partially offset by
e) an increase in assets identified as deposits.

Liability corrections - The increase in total liabilities is primarily the result of a) an increase in reinsurance payables; b) adjustments to tax, license, and fee reserves; c) an increase in excess ceding commission accruals;
d) corrections to deposit accounting liabilities; and e) an increase in loss reserves relating to an asset correction noted in b) above.

Income tax corrections - The decrease in taxes is primarily the result of a) correction to prior period balances for adjustments to the current and deferred tax assets and liabilities and b) the tax effect of the corresponding change in asset and liability corrections.

----------------------------------------------------------------------------------------------------
                                                    POLICYHOLDERS' TOTAL ADMITTED
2012 ADJUSTMENTS                                       SURPLUS         ASSETS      TOTAL LIABILITIES
----------------------------------------------------------------------------------------------------
BALANCE AT DECEMBER 31, 2011                        $   5,667,303  $   23,901,312   $   18,234,009
Adjustments to beginning Capital and Surplus:
   Asset corrections                                        4,232           4,232               --
   Liability corrections                                  (26,436)             --           26,436
   Income tax corrections                                  (7,074)         (7,074)              --
----------------------------------------------------------------------------------------------------
Total adjustments to beginning Capital and Surplus        (29,278)         (2,842)          26,436
----------------------------------------------------------------------------------------------------
BALANCE AT JANUARY 1, 2012 AS ADJUSTED              $   5,638,025  $   23,898,470   $   18,260,445
----------------------------------------------------------------------------------------------------

An explanation for each of the adjustments for prior period corrections is described below:

Asset corrections - The net amount relates to corrections for the following items: a) deemed dividend resulting from the forgiveness of a loan to an affiliate, b) reconciling items relating to other assets and deposit programs partially offset by c) overstated allowance accounts; d) reduction of accrued recoverable related to self insured retention programs.

Liability corrections - The increase in total liabilities is primarily the result of corrections for: a) IBNR statutory to GAAP differences; b) unearned premium and outstanding loss reserves resulting from reserve validations; partially offset by c) taxes, licenses and fees reserve for residual market plans and, d) deposit program liabilities.

Income tax corrections- The decrease in taxes is primarily the result of corrections for: a) current and deferred tax assets and liabilities; and b) the tax effect of the corresponding change in asset and liability corrections.

--------------------------------------------------------------------------------
21 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2014 and 2013 and for years ended December 31, 2014, 2013 and 2012.

AMERICAN HOME ASSURANCE COMPANY
Statutory Basis Financial Statements
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

3. INVESTMENTS
--------------------------------------------------------------------------------

A. Bond (including Loan-backed and Structured Security) Investments
--------------------------------------------------------------------------------

The reconciliation from carrying value to fair value of the Company's bond investments as of December 31, 2014 and 2013 are outlined in the table below:

---------------------------------------------------------------------------------------------------------------
                                                                                GROSS      GROSS
                                                                   CARRYING   UNREALIZED UNREALIZED    FAIR
DECEMBER 31, 2014                                                   VALUE       GAINS      LOSSES      VALUE
---------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENTS                                                  $   618,156 $   12,266 $  (4,731) $   625,691
ALL OTHER GOVERNMENTS                                                 265,689      9,436      (149)     274,976
STATES, TERRITORIES AND POSSESSIONS                                 1,121,081     91,461       (14)   1,212,528
POLITICAL SUBDIVISIONS OF STATES, TERRITORIES AND POSSESSIONS       1,628,632     79,441        (3)   1,708,070
SPECIAL REVENUE AND SPECIAL ASSESSMENT OBLIGATIONS AND ALL
NON-GUARANTEED OBLIGATIONS OF AGENCIES AND AUTHORITIES AND THEIR
POLITICAL SUBDIVISIONS                                              4,187,851    225,779    (1,629)   4,412,001
INDUSTRIAL AND MISCELLANEOUS                                       10,279,531    597,624   (48,710)  10,828,445
---------------------------------------------------------------------------------------------------------------
TOTAL                                                             $18,100,940 $1,016,007 $ (55,236) $19,061,711
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                                                                                GROSS      GROSS
                                                                   CARRYING   UNREALIZED UNREALIZED    FAIR
DECEMBER 31, 2013                                                   VALUE       GAINS      LOSSES      VALUE
---------------------------------------------------------------------------------------------------------------
U.S. governments                                                  $   458,904 $   13,227 $  (6,956) $   465,174
All other governments                                                 421,888     13,773      (286)     435,375
States, territories and possessions                                 1,360,768     69,716    (6,325)   1,424,159
Political subdivisions of states, territories and possessions       1,808,897     80,496    (5,332)   1,884,061
Special revenue and special assessment obligations and all
  non-guaranteed obligations of agencies and authorities and
  their political subdivisions                                      4,706,143    161,925   (55,943)   4,812,125
Industrial and miscellaneous                                        8,023,757    496,437   (44,325)   8,475,869
---------------------------------------------------------------------------------------------------------------
TOTAL                                                             $16,780,357 $  835,574 $(119,167) $17,496,763
---------------------------------------------------------------------------------------------------------------

The carrying values and fair values of bonds at December 31, 2014, by contractual maturity, are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay certain obligations with or without call or prepayment penalties.

-------------------------------------------------------------------------------------------
                                                                     CARRYING      FAIR
DECEMBER 31, 2014                                                     VALUE        VALUE
-------------------------------------------------------------------------------------------
Due in one year or less                                             $   374,198 $   377,017
Due after one year through five years                                 2,541,961   2,634,811
Due after five years through ten years                                4,296,130   4,489,244
Due after ten years                                                   3,373,310   3,580,414
Structured securities                                                 7,515,341   7,980,225
-------------------------------------------------------------------------------------------
   Total bonds                                                      $18,100,940 $19,061,711
-------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
22 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2014 and 2013 and for years ended December 31, 2014, 2013 and 2012.

AMERICAN HOME ASSURANCE COMPANY
Statutory Basis Financial Statements
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

B. Mortgage Loan Investments
--------------------------------------------------------------------------------

The minimum and maximum lending rates for mortgage loans during 2014 were:

--------------------------------------------------------------------------------

-----------------------------------------------------------------------
                                                        MINIMUM MAXIMUM
                                                        LENDING LENDING
CATEGORY                                                RATE %  RATE %
-----------------------------------------------------------------------
RETAIL                                                    4.2%    5.1%
OFFICE                                                    3.2%    5.5%
INDUSTRIAL                                                3.8%    5.0%
MULTI-FAMILY                                              3.9%    5.3%
HOTEL/MOTEL                                               3.8%    4.4%
OTHER COMMERCIAL                                          4.3%    6.3%
-----------------------------------------------------------------------

The maximum percentage of any one loan to the value of security at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages was 75 percent. All of the mortgage loans were in good standing as of December 31, 2014. The Company did not have any advanced amounts for taxes or assessments. The following table details an analysis of mortgage loans as of December 31, 2014 and 2013:

----------------------------------------------------------------------------------------------------------------------
                                                                RESIDENTIAL             COMMERCIAL
                                                             -----------------------------------------------
                                                        FARM INSURED ALL OTHER INSURED ALL OTHER  MEZZANINE   TOTAL
----------------------------------------------------------------------------------------------------------------------
2014
RECORDED INVESTMENT CURRENT                             $--    $--      $--      $--   $1,049,708    $--    $1,049,708
2013
Recorded Investment Current                             $--    $--      $--      $--   $  536,056    $--    $  536,056
----------------------------------------------------------------------------------------------------------------------

C. Loan-Backed and Structured Investments
--------------------------------------------------------------------------------
The Company did not record any non-credit other than temporary impairment losses during 2014 for loan-backed and structured securities.

As of December 31, 2014, the Company held the following loan-backed and structured securities for which it recognized $27,338 of credit-related OTTI during 2014 based on the present value of projected cash flows being less than the amortized cost of the securities:

--------------------------------------------------------------------------------
23 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2014 and 2013 and for years ended December 31, 2014, 2013 and 2012.

AMERICAN HOME ASSURANCE COMPANY
Statutory Basis Financial Statements
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

           BOOK/ADJUSTED
           CARRYING VALUE
           AMORTIZED COST PRESENT VALUE OF                           FAIR VALUE AT DATE OF FINANCIAL
           BEFORE CURRENT  PROJECTED CASH  RECOGNIZED AMORTIZED COST    TIME OF     STATEMENT WHERE
CUSIP       PERIOD OTTI        FLOWS          OTTI      AFTER OTTI       OTTI          REPORTED
----------------------------------------------------------------------------------------------------
00703QAD4     $11,079         $10,961        $  118      $10,961        $10,929        3/31/2014
02148DAE0       6,211           6,079           132        6,079          5,700        3/31/2014
02149DAN9       7,890           7,869            20        7,869          7,511        3/31/2014
02150XAA9      11,486          11,427            59       11,427         10,988        3/31/2014
05949A4R8       8,190           8,124            66        8,124          8,069        3/31/2014
073870AA5      13,468          12,762           705       12,762         13,235        3/31/2014
07820QCD5       5,450           5,362            88        5,362          5,302        3/31/2014
12668AGN9      12,623          12,351           271       12,351         12,518        3/31/2014
12669GY70      16,707          16,505           202       16,505         15,787        3/31/2014
23243AAB2         334             206           128          206            328        3/31/2014
320516AA5      11,501          11,299           202       11,299         11,106        3/31/2014
45254NKQ9       3,525           3,417           108        3,417          3,504        3/31/2014
46630GAH8       7,061           7,044            17        7,044          7,014        3/31/2014
52523MAD2       7,174           7,097            77        7,097          7,007        3/31/2014
576433QT6       5,819           5,766            53        5,766          5,779        3/31/2014
57645TAA5         228             185            43          185            224        3/31/2014
59023RAJ8       6,680           6,604            76        6,604          6,594        3/31/2014
751150AH6       2,513           2,441            72        2,441          2,474        3/31/2014
863579B72      12,868          12,465           403       12,465         12,053        3/31/2014
86359LTG4      10,502          10,399           103       10,399         10,378        3/31/2014
94984NAA0       8,361           8,324            37        8,324          8,277        3/31/2014
007036HV1       3,995           3,960            35        3,960          3,950        6/30/2014
007036VF0       6,569           6,509            60        6,509          6,270        6/30/2014
00703AAA5      12,664          12,290           374       12,290         11,961        6/30/2014
02149DAN9       7,770           7,712            58        7,712          7,495        6/30/2014
02150XAA9      11,001          10,869           131       10,869         10,576        6/30/2014
02151JAA9      17,086          16,977           109       16,977         16,817        6/30/2014
02151RAB9       7,369           7,225           144        7,225          7,360        6/30/2014
05530MAA7       4,686           4,581           105        4,581          4,684        6/30/2014
07820QCD5       5,368           5,298            70        5,298          5,306        6/30/2014
12566TAD9       8,648           8,311           337        8,311          8,622        6/30/2014
12638PAH2       5,674           3,216         2,458        3,216          5,671        6/30/2014
12667FX34       3,552           3,504            49        3,504          3,543        6/30/2014
126694A40          46              32            15           32             43        6/30/2014
126694GF9       7,489           7,392            97        7,392          7,289        6/30/2014
12669FN25       4,884           4,817            66        4,817          4,767        6/30/2014
12669GY70      16,079          15,602           478       15,602         15,524        6/30/2014
17025TBE0       9,113           9,027            86        9,027          9,056        6/30/2014
320516AA5      16,713          16,399           314       16,399         16,264        6/30/2014
32051GJ55       6,285           6,095           190        6,095          6,185        6/30/2014
32053AAB2       6,742           6,623           119        6,623          6,666        6/30/2014
45670PAC2       5,851           5,688           162        5,688          5,830        6/30/2014
52524YAK9      17,511          16,944           567       16,944         17,228        6/30/2014
52525LAQ3       2,853           2,563           290        2,563          2,808        6/30/2014
55027YAD0       1,835           1,792            43        1,792          1,809        6/30/2014
61748HLA7       7,245           7,208            37        7,208          7,102        6/30/2014
76110H2J7       8,102           7,927           176        7,927          8,076        6/30/2014
855541AC2      10,181          10,156            25       10,156          9,987        6/30/2014
863579B72      12,042          12,027            15       12,027         11,638        6/30/2014
88522WAD5      12,071          11,790           281       11,790         12,060        6/30/2014

--------------------------------------------------------------------------------
24 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2014 and 2013 and for years ended December 31, 2014, 2013 and 2012.

AMERICAN HOME ASSURANCE COMPANY
Statutory Basis Financial Statements
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

           BOOK/ADJUSTED
           CARRYING VALUE
           AMORTIZED COST PRESENT VALUE OF                                         DATE OF FINANCIAL
           BEFORE CURRENT  PROJECTED CASH  RECOGNIZED AMORTIZED COST FAIR VALUE AT  STATEMENT WHERE
CUSIP       PERIOD OTTI        FLOWS          OTTI      AFTER OTTI   TIME OF OTTI      REPORTED
----------------------------------------------------------------------------------------------------
933634AA5       4,393           4,346           46         4,346         4,303         6/30/2014
94980MAA6      24,777          24,065          712        24,065        24,636         6/30/2014
94984NAA0       7,902           7,790          112         7,790         7,840         6/30/2014
94984SAE1      10,766          10,584          181        10,584        10,695         6/30/2014
94984UAE6       6,675           6,585           91         6,585         6,445         6/30/2014
007036QE9       5,149           5,120           29         5,120         5,134         9/30/2014
007036VF0       6,492           6,424           67         6,424         6,178         9/30/2014
02149DAN9       7,587           7,570           17         7,570         7,298         9/30/2014
02150XAA9      10,641          10,611           30        10,611        10,264         9/30/2014
02660KAA0      14,671          12,317        2,354        12,317        14,402         9/30/2014
02660LAB6       3,052           3,041           11         3,041         2,932         9/30/2014
05949A4R8       7,290           7,132          158         7,132         7,259         9/30/2014
126380AU8       2,449           2,417           32         2,417         2,356         9/30/2014
12668AXL4       4,345           4,330           15         4,330         4,341         9/30/2014
126694GF9       7,317           7,253           64         7,253         7,154         9/30/2014
12669FN25       4,706           4,700            6         4,700         4,629         9/30/2014
16163LAR3       9,165           9,020          145         9,020         9,012         9/30/2014
17313FAA0      15,003          14,733          270        14,733        14,864         9/30/2014
25150RAF2      12,180          11,993          186        11,993        11,870         9/30/2014
320516AA5      16,168          15,981          187        15,981        15,924         9/30/2014
32053AAB2       6,470           6,369          101         6,369         6,431         9/30/2014
41161PJX2      13,506          11,844        1,662        11,844        12,777         9/30/2014
456610AA2       3,799           3,769           30         3,769         3,627         9/30/2014
45662FAA8       3,028           2,937           90         2,937         3,020         9/30/2014
45662FAD2       3,861           3,817           45         3,817         3,850         9/30/2014
45668JAF3       5,013           4,920           93         4,920         4,948         9/30/2014
466286AA9       4,699           4,662           36         4,662         4,616         9/30/2014
46630GAH8       6,488           6,371          117         6,371         6,462         9/30/2014
68389FKQ6      14,454          14,221          233        14,221        13,951         9/30/2014
93936RAA2       8,764           8,693           72         8,693         8,714         9/30/2014
94983GAD0       6,860           6,765           95         6,765         6,856         9/30/2014
94984NAA0       7,548           7,292          256         7,292         7,529         9/30/2014
007036HV1       3,700           3,693            7         3,693         3,639        12/31/2014
007036QE9       5,027           4,915          111         4,915         4,964        12/31/2014
007036VF0       6,442           6,315          127         6,315         6,137        12/31/2014
02149DAN9       7,561           7,413          148         7,413         7,188        12/31/2014
02150XAA9      10,531          10,321          209        10,321        10,065        12/31/2014
02151RAB9       6,885           6,724          161         6,724         6,872        12/31/2014
05530VAA7         522             515            7           515           513        12/31/2014
05530VAB5       5,137           5,046           91         5,046         4,948        12/31/2014
058928AD4       1,248           1,237           11         1,237         1,219        12/31/2014
05946XR62       3,215           3,077          138         3,077         3,171        12/31/2014
05946XYX5       7,269           6,991          278         6,991         7,179        12/31/2014
05951GAD4       4,405           4,368           37         4,368         4,056        12/31/2014
07387AEG6       3,383           3,358           25         3,358         3,349        12/31/2014
07401CAS2       8,564           8,236          328         8,236         8,521        12/31/2014
125439AA7       6,338           6,206          132         6,206         6,234        12/31/2014
12628KAE2       3,199           2,927          272         2,927         3,094        12/31/2014
126380AU8       2,415           2,230          184         2,230         2,251        12/31/2014
12669FN25       4,517           4,465           52         4,465         4,380        12/31/2014

--------------------------------------------------------------------------------
25 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2014 and 2013 and for years ended December 31, 2014, 2013 and 2012.

AMERICAN HOME ASSURANCE COMPANY
Statutory Basis Financial Statements
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

           BOOK/ADJUSTED
           CARRYING VALUE
           AMORTIZED COST PRESENT VALUE OF                                         DATE OF FINANCIAL
           BEFORE CURRENT  PROJECTED CASH  RECOGNIZED AMORTIZED COST FAIR VALUE AT  STATEMENT WHERE
CUSIP       PERIOD OTTI        FLOWS          OTTI      AFTER OTTI   TIME OF OTTI      REPORTED
----------------------------------------------------------------------------------------------------
12669GA92       5,695           5,513         181          5,513         5,591        12/31/2014
16162WPG8      12,605          12,304         301         12,304        12,434        12/31/2014
17313FAA0      14,828          14,335         493         14,335        14,642        12/31/2014
25150WAA2       6,539           6,407         133          6,407         6,354        12/31/2014
25151YAC3       7,033           6,992          41          6,992         7,018        12/31/2014
320516AA5      15,837          15,511         326         15,511        15,507        12/31/2014
32051GJ55       5,959           5,830         129          5,830         5,824        12/31/2014
32051GLQ6       7,751           7,642         109          7,642         7,679        12/31/2014
32053AAB2       6,273           6,160         113          6,160         6,235        12/31/2014
36242D4W0       4,458           4,423          35          4,423         4,331        12/31/2014
45254NML8       5,150           5,089          61          5,089         5,147        12/31/2014
45660LDE6      29,837          29,017         820         29,017        29,839        12/31/2014
45660LP29       9,966           9,810         155          9,810         9,769        12/31/2014
45662FAD2       3,742           3,683          58          3,683         3,702        12/31/2014
45668JAF3       4,969           4,847         122          4,847         4,931        12/31/2014
46630GAH8       6,051           5,953          97          5,953         6,046        12/31/2014
550279AA1       7,297           6,732         565          6,732         7,161        12/31/2014
55027YAD0       1,717           1,680          38          1,680         1,680        12/31/2014
576433QT6       5,066           5,013          53          5,013         5,017        12/31/2014
57645TAA5         304             303           1            303           302        12/31/2014
59023RAJ8       5,676           5,564         112          5,564         5,540        12/31/2014
61748HLA7       6,737           6,628         109          6,628         6,333        12/31/2014
617538AC7       8,225           8,080         145          8,080         7,356        12/31/2014
74923JAE7       5,992           5,574         418          5,574         5,250        12/31/2014
76110H7B9       5,095           4,999          96          4,999         4,848        12/31/2014
768277AA3       2,920           2,611         308          2,611         2,798        12/31/2014
78473WAE3      14,381          14,196         185         14,196        14,048        12/31/2014
855541AC2       9,943           9,794         149          9,794         9,636        12/31/2014
86359B5P2       5,846           5,835          11          5,835         5,747        12/31/2014
86359DUR6       5,383           5,280         103          5,280         5,357        12/31/2014
86359PAC4       8,253           8,149         103          8,149         7,920        12/31/2014
86361PAA4       3,856           3,831          25          3,831         3,760        12/31/2014
86362RAC5       4,734           4,576         158          4,576         4,694        12/31/2014
92922F7Q5       9,923           9,700         223          9,700         9,797        12/31/2014
92926WAA5      28,240          27,371         869         27,371        27,646        12/31/2014
933634AA5       4,038           3,994          44          3,994         4,028        12/31/2014
933638AA6       8,045           7,979          66          7,979         7,887        12/31/2014
93364AAB8       1,907           1,896          11          1,896         1,841        12/31/2014
93364FAD3       3,789           3,736          53          3,736         3,751        12/31/2014
94983GAA6       3,974           3,889          85          3,889         3,968        12/31/2014
94984SAE1       9,797           9,485         312          9,485         9,649        12/31/2014
94984UAE6       6,286           6,101         185          6,101         6,077        12/31/2014

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
26 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2014 and 2013 and for years ended December 31, 2014, 2013 and 2012.

AMERICAN HOME ASSURANCE COMPANY
Statutory Basis Financial Statements
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

The following table shows the aggregate unrealized losses and related fair value relating to those securities for which an OTTI has not been recognized as of the reporting date and the length of time that the securities have been in a continuous unrealized loss position:

  Aggregate unrealized losses:
                                              Less than 12 Months  $   15,151
                                              12 Months or longer  $   20,215
  Aggregate related fair value of securities
  with unrealized losses:
                                              Less than 12 Months  $1,046,407
                                              12 Months or longer  $  371,592

D. Unrealized losses
--------------------------------------------------------------------------------
The fair value of the Company's bonds and stocks that had gross unrealized losses (where fair value is less than amortized cost) as of December 31, 2014 and 2013 are set forth in the table below:

--------------------------------------------------------------------------------------------------------
DECEMBER 31, 2014                         LESS THAN 12 MONTHS  12 MONTHS OR LONGER         TOTAL
                                         ---------------------------------------------------------------
                                           FAIR     UNREALIZED  FAIR    UNREALIZED   FAIR     UNREALIZED
DESCRIPTION OF SECURITIES                  VALUE      LOSSES    VALUE     LOSSES     VALUE      LOSSES
--------------------------------------------------------------------------------------------------------
U.S. GOVERNMENTS                         $  337,299  $ (1,255) $ 24,724  $ (1,364) $  362,023  $ (2,619)
ALL OTHER GOVERNMENTS                        24,617    (2,415)      573       (50)     25,190    (2,465)
STATES, TERRITORIES AND POSSESSIONS          13,639        (4)    1,086       (10)     14,725       (14)
POLITICAL SUBDIVISIONS OF STATES,
  TERRITORIES AND POSSESSIONS                 4,826        (3)        -         -       4,826        (3)
SPECIAL REVENUE                             197,974       (48)  121,146    (1,581)    319,120    (1,629)
INDUSTRIAL AND MISCELLANEOUS              1,913,012   (49,247)  421,245   (25,229)  2,334,257   (74,476)
--------------------------------------------------------------------------------------------------------
TOTAL BONDS                               2,491,367   (52,972)  568,774   (28,234)  3,060,141   (81,206)
--------------------------------------------------------------------------------------------------------

AFFILIATED                                        -         -    21,736    (4,858)     21,736    (4,858)
NON-AFFILIATED                               27,724    (5,435)        -         -      27,724    (5,435)
--------------------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS                          27,724    (5,435)   21,736    (4,858)     49,460   (10,293)
--------------------------------------------------------------------------------------------------------
TOTAL STOCKS                                 27,724    (5,435)   21,736    (4,858)     49,460   (10,293)
--------------------------------------------------------------------------------------------------------
TOTAL BONDS AND STOCKS                   $2,519,091  $(58,407) $590,510  $(33,092) $3,109,601  $(91,499)
--------------------------------------------------------------------------------------------------------

DECEMBER 31, 2013                         LESS THAN 12 MONTHS  12 MONTHS OR LONGER         TOTAL
                                         ---------------------------------------------------------------
                                           FAIR     UNREALIZED  FAIR    UNREALIZED   FAIR     UNREALIZED
DESCRIPTION OF SECURITIES                  VALUE      LOSSES    VALUE     LOSSES     VALUE      LOSSES
--------------------------------------------------------------------------------------------------------
U.S. governments                         $  166,481 $  (4,910) $  4,513  $   (511) $  170,994 $  (5,422)
All other governments                        54,133    (5,929)        -         -      54,133    (5,929)
States, territories and possessions         184,341    (6,325)        -         -     184,341    (6,325)
Political subdivisions of states,
  territories and possessions               160,011    (5,332)        -         -     160,011    (5,332)
Special revenue                           1,182,735   (48,499)   46,375    (7,444)  1,229,110   (55,943)
Industrial and miscellaneous              1,606,368   (53,144)  279,823    (4,201)  1,886,190   (57,345)
--------------------------------------------------------------------------------------------------------
TOTAL BONDS                               3,354,069  (124,139)  330,711   (12,156)  3,684,779  (136,296)
--------------------------------------------------------------------------------------------------------

Affiliated                                        -         -    21,480    (5,115)     21,480    (5,115)
Non-affiliated                               27,570    (2,893)        -         -      27,570    (2,893)
--------------------------------------------------------------------------------------------------------
Total common stocks                          27,570    (2,893)   21,480    (5,115)     49,050    (8,008)
--------------------------------------------------------------------------------------------------------
TOTAL STOCKS                                 27,570    (2,893)   21,480    (5,115)     49,050    (8,008)
--------------------------------------------------------------------------------------------------------
TOTAL BONDS AND STOCKS                   $3,381,639 $(127,032) $352,191  $(17,271) $3,733,829 $(144,304)
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
27 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2014 and 2013 and for years ended December 31, 2014, 2013 and 2012.

AMERICAN HOME ASSURANCE COMPANY
Statutory Basis Financial Statements
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

E. Realized Gains/(Losses)
--------------------------------------------------------------------------------
Proceeds from sales and associated gross realized gains (losses) for the years ended December 31, 2014, 2013 and 2012 were as follows:

-----------------------------------------------------------------------------------------
YEARS ENDED
DECEMBER 31                   2014                   2013                   2012
-----------------------------------------------------------------------------------------
                                   EQUITY                 EQUITY                 EQUITY
                        BONDS    SECURITIES    BONDS    SECURITIES    BONDS    SECURITIES
-----------------------------------------------------------------------------------------
Proceeds from sale   $2,737,487   $21,041   $1,834,014    $3,272   $3,047,963    $2,830
Gross realized gains     78,299     5,154       56,537        50      133,853        21
Gross realized
  losses                (13,617)     (804)      (6,960)      (61)      (6,685)      (86)

F. Derivative Financial Instruments
--------------------------------------------------------------------------------
The Company's currency derivative financial instruments were entered into to manage risk from currency exchange rate fluctuations, and the impact of such fluctuations to surplus and cash flows on investments or loss reserves. While not accounted for under hedge accounting, the currency derivatives are economic hedges of the Company's exposure to fluctuations in the value of receipts on certain investments held by the Company denominated in foreign currencies (primarily GBP and EUR), or of the Company's exposure to fluctuations in recorded amounts of loss reserves denominated in foreign currencies (primarily
JPY).

Market Risk
The Company is exposed under its currency derivatives to fluctuations in value of the swaps and forwards and variability of cash flows due to changes in exchange rates.

Credit Risk
The current credit exposure of the Company's derivative contracts is limited to the fair value of such contracts. Credit risk is managed by entering into transactions with creditworthy counterparties and obtaining collateral.

Cash Requirement
The Company is subject to collateral requirements on its currency derivative contracts. Additionally, the Company is required to make currency exchanges on fixed dates and fixed amounts or fixed exchange rates, or make a payment in the amount of foreign currency physically received on certain foreign denominated investments.

The currency derivatives do not qualify for hedge accounting. As a result, the Company's currency contracts are accounted for at fair value and the changes in fair value are recorded as unrealized gains or losses in the Statements of Operations and Changes in Capital and Surplus until the derivative expires at which time the related unrealized amounts are recognized in Realized capital gains/losses.

The Company did not apply hedge accounting to any of its derivatives for any period in these financial statements. The following tables summarize the outstanding notional amounts, the fair values and the realized and unrealized gains or losses of the derivative financial instruments held by the Company for the year ended December 31, 2014 and 2013.

------------------------------------------------------------------------------------------
                                     DECEMBER 31, 2014      YEAR ENDED DECEMBER 31, 2014
                                 ------------------------  ------------------------------
                                                                             UNREALIZED
                                   OUTSTANDING     FAIR    REALIZED GAINS/ CAPITAL GAINS /
DERIVATIVE FINANCIAL INSTRUMENT  NOTIONAL AMOUNT   VALUE      (LOSSES)        (LOSSES)
------------------------------------------------------------------------------------------
SWAPS                              $  933,978    $ 33,230     $(14,509)       $ 33,230
FORWARDS                               70,662        (578)       3,028            (578)
------------------------------------------------------------------------------------------
TOTAL                              $1,004,640    $ 32,652     $(11,481)       $ 32,652
------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
                                     DECEMBER 31, 2013      YEAR ENDED DECEMBER 31, 2013
                                 ------------------------  ------------------------------
                                                                             UNREALIZED
                                   OUTSTANDING     FAIR    REALIZED GAINS/ CAPITAL GAINS /
DERIVATIVE FINANCIAL INSTRUMENT  NOTIONAL AMOUNT   VALUE      (LOSSES)         LOSSES
------------------------------------------------------------------------------------------
Swaps                              $  655,560    $(17,416)    $ (7,575)       $(17,416)
------------------------------------------------------------------------------------------
Forwards                               83,105      (2,937)      (4,812)         (2,937)
------------------------------------------------------------------------------------------
TOTAL                              $  738,665    $(20,353)    $(12,387)       $(20,353)
------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
28 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2014 and 2013 and for years ended December 31, 2014, 2013 and 2012.

AMERICAN HOME ASSURANCE COMPANY
Statutory Basis Financial Statements
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

Derivative instruments reported on the Statements of Admitted Assets and the Statements of Liabilities, Capital and Surplus have been reduced by the amount of collateral held or posted by the Company with respect to the derivative position.

G. Other Invested Assets
--------------------------------------------------------------------------------

During 2014, 2013 and 2012, the Company recorded the following OTTI impairment losses on investments in joint ventures and partnerships:

---------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31,                                    2014       2013      2012
---------------------------------------------------------------------------------------
Advanced Technology Ventures VII, L.P.                  $    7,329 $        -         -
Prides Capital Fund I LP                                     3,781      3,904         -
General Atlantic Partners 78, L.P.                           1,850          -         -
PineBridge Private Equity Portfolio, L.P.                    1,060          -         -
GA-GTCO US AIV, L.P.                                             -     10,704         -
Steel Partners Holdings L.P.                                     -          -     4,569
General Atlantic Mauritius Limited                               -          -     2,276
Hunter Global Investors LP                                       -          -     1,578
Investments individually less than $1 million                    -      1,919         -
---------------------------------------------------------------------------------------
TOTAL                                                   $   14,020 $   16,527     8,423
---------------------------------------------------------------------------------------

H. Investment Income
--------------------------------------------------------------------------------
The Company had no accrued investment income receivables over 90 days past due. Investment expenses of $24,394, $23,870 and $29,000 were included in Net Investment Income for the years ended December 31, 2014, 2013 and 2012, respectively.

I. Financial Instruments with Credit Risk
--------------------------------------------------------------------------------
The Company is exposed to credit risk relating to its investments both from potential issuer, geographic or activity concentrations. These risks are managed strategically using asset allocation methodologies that select primarily high quality investments and asset diversification.

In addition, AIG company-wide credit risks are monitored by AIG's Financial Risk Group ("FRG") who attempt to avoid unwanted or excessive risk accumulations, whether funded or unfunded. To minimize the level of credit risk, the Company may require third party guarantees, reinsurance or collateral, such as letters of credit and trust collateral accounts. The Company monitors its aggregate credit exposure.

The Company's largest exposures by investment category to a single issuer/borrower/investment, excluding the U.S. government, U.S. government agency securities and those U.S. government money market funds as of December 31, 2014 are as follows:

---------------------------------------------------------------------------------------------
ISSUER                                  DESCRIPTION OF EXPOSURE     AMOUNT     PERCENTAGE OF
                                                                               TOTAL ADMITTED
                                                                                   ASSETS
---------------------------------------------------------------------------------------------
L Street II Limited Liability Company   Bonds                     $   335,092          1.3%
Operating Pool                          Short Term Investments        282,664          1.1%
New York New York                       Bonds                         262,433          1.0%
Washington Mutual Incorporated          Bonds                         220,315          0.8%
The Bear Stearns Companies Limited
  Liability Company                     Bonds                         216,513          0.8%
New York State Dormitory Authority      Bonds                         199,491          0.8%
Chamonix Portfolio                      Other Invested Assets         175,311          0.7%
Wells Fargo & Company                   Bonds                         172,090          0.7%
California State                        Bonds                         168,921          0.6%
Knightsbridge Student Housing - United
  Kingdom Student Accommodation
  Portfolio                             Commercial Mortgage Loan      159,970          0.6%

--------------------------------------------------------------------------------
29 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2014 and 2013 and for years ended December 31, 2014, 2013 and 2012.

AMERICAN HOME ASSURANCE COMPANY
Statutory Basis Financial Statements
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

   The amounts and percentages of the Company's total admitted assets held in bonds by NAIC rating as of December 31, 2014 are:
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------
                                                                      PERCENTAGE OF
                                                                      TOTAL ADMITTED
BONDS                                                      AMOUNT         ASSETS
------------------------------------------------------------------------------------
NAIC-1                                                  $  15,111,207      57.3%
NAIC-2                                                      2,341,980       8.9%
NAIC-3                                                        426,532       1.6%
NAIC-4                                                        415,194       1.6%
NAIC-5                                                         49,832       0.2%
NAIC-6                                                         50,769       0.2%
------------------------------------------------------------------------------------
Total                                                      18,395,514      69.8%
------------------------------------------------------------------------------------

   The following table shows the Company's foreign investment exposures by country categorized by NAIC sovereign ratings as of December 31, 2014:

----------------------------------------------------------------------------------------
                                                                               NAIC - 3
COUNTRY                                                   NAIC - 1   NAIC - 2  OR BELOW
----------------------------------------------------------------------------------------

United Kingdom                                          $    897,174 $       - $       -
Cayman Islands                                               579,073         -         -
Spain                                                              -    20,505         -
Mexico                                                             -     8,608         -
Argentina                                                          -         -    38,104
Barbados                                                           -         -     6,707
Other                                                      1,064,246    11,376     1,066
----------------------------------------------------------------------------------------
Total                                                   $  2,540,493 $  40,489 $  45,877
----------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

The Company's unhedged foreign currency exposures, categorized by the country's NAIC sovereign rating as of December 31, 2014:

----------------------------------------------------------------------------------------
                                                                              NAIC -3 OR
COUNTRY                                                  NAIC -1    NAIC -2     BELOW
----------------------------------------------------------------------------------------
United Kingdom                                          $  513,185 $        - $       -
Netherlands                                                 79,742          -         -
Spain                                                            -      6,961         -
Argentina                                                        -          -    13,575
Other                                                      179,543          -         -
----------------------------------------------------------------------------------------
TOTAL                                                   $  772,470 $    6,961 $  13,575
----------------------------------------------------------------------------------------

The following table shows the three largest non-affiliated privately placed equity investments held by the Company as of December 31, 2014:

----------------------------------------------------------------------------------------
                                                                          PERCENTAGE OF
                                                                          TOTAL ADMITTED
ISSUER                                                          AMOUNT        ASSETS
----------------------------------------------------------------------------------------
Chamonix Portfolio                                           $    175,311           0.7%
Blackstone Real Estate Partners (BREP) VI, LP                     105,453           0.4%
Sands Portfolio Final Upsize                                       56,833           0.2%
----------------------------------------------------------------------------------------
Aggregate Exposure                                           $  2,485,904           9.4%
----------------------------------------------------------------------------------------

J. Restricted Assets
--------------------------------------------------------------------------------
The Company had securities deposited with regulatory authorities, as required by law, with a carrying value of $890,664 and $1,155,475 as of December 31, 2014 and 2013, respectively.

--------------------------------------------------------------------------------
30 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2014 and 2013 and for years ended December 31, 2014, 2013 and 2012.

AMERICAN HOME ASSURANCE COMPANY
Statutory Basis Financial Statements
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

4. FAIR VALUE OF FINANCIAL INSTRUMENTS
--------------------------------------------------------------------------------

The following table presents information about financial instruments carried at fair value on a recurring basis and indicates the level of the fair value measurement as of December 31, 2014 and 2013:

---------------------------------------------------------------------------------------------------------
2014                                                     LEVEL 1     LEVEL 2      LEVEL 3       TOTAL
---------------------------------------------------------------------------------------------------------
BONDS                                                   $        - $   418,887  $   122,153  $   541,040
COMMON STOCKS                                               25,664           -            -       25,664
DERIVATIVE ASSET                                                 -      25,874        7,774       33,648
DERIVATIVE LIABILITIES                                           -        (996)           -         (996)
MUTUAL FUNDS                                                26,832           -            -       26,832
---------------------------------------------------------------------------------------------------------
TOTAL                                                   $   52,496 $   443,765  $   129,927  $   626,188
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
2013                                                     LEVEL 1     LEVEL 2      LEVEL 3       TOTAL
---------------------------------------------------------------------------------------------------------
Bonds                                                   $        - $   286,787  $    24,684  $   311,471
Common stocks                                               36,576           -            -       36,576
Derivative asset                                                 -           -          428          428
Derivative liabilities                                           -     (16,279)      (4,502)     (20,781)
Mutual funds                                                31,747           -            -       31,747
---------------------------------------------------------------------------------------------------------
Total                                                   $   68,323 $   270,508  $    20,610  $   359,441
---------------------------------------------------------------------------------------------------------

There were no assets carried at fair value that were transferred between Level 1 and Level 2 during 2014 and 2013.

A. Fair Value Measurements in (Level 3) of the Fair Value Hierarchy
--------------------------------------------------------------------------------
The following tables show the balance and activity of financial instruments classified as level 3 in the fair value hierarchy for the years ended
December 31, 2014 and 2013.

------------------------------------------------------------------------------------------------------------------
                                                               TOTAL         UNREALIZED   PURCHASES,
                                                           REALIZED GAINS       GAINS       SALES,
                BEGINNING                               (LOSSES) INCLUDED IN  (LOSSES)    ISSUANCES,   BALANCE AT
               BALANCE AT     TRANSFERS   TRANSFERS OUT    NET INVESTMENT    INCLUDED IN SETTLEMENTS, DECEMBER 31,
2014         JANUARY 1, 2014 INTO LEVEL 3  OF LEVEL 3          INCOME          SURPLUS       NET          2014
------------------------------------------------------------------------------------------------------------------
BONDS               $ 24,684      $81,179    $(110,203)               $3,644   $(79,264)     $202,113     $122,153
DERIVATIVES          (4,074)            -             -                    -      11,848            -        7,774
------------------------------------------------------------------------------------------------------------------
TOTAL               $ 20,610      $81,179    $(110,203)               $3,644   $(67,416)     $202,113     $129,927
------------------------------------------------------------------------------------------------------------------

For the year ended December 31, 2014, bonds of $110,203 which are no longer carried at fair value, were transferred out of Level 3. Bond balances of $81,179 were transferred into Level 3 and carried at fair value during 2014. Prior to the transfer, the securities were Level 3 but not carried at fair value. There were no bonds or common stocks carried at fair value transferred to/from Level 3 originating in Levels 1 or 2.

There were no derivative balances transferred to/from Level 3 during 2014.

--------------------------------------------------------------------------------
31 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2014 and 2013 and for years ended December 31, 2014, 2013 and 2012.

AMERICAN HOME ASSURANCE COMPANY
Statutory Basis Financial Statements
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                                                        TOTAL
                                                                      REALIZED
                                                                        GAINS
                                                                      (LOSSES)   UNREALIZED   PURCHASES,
                               BEGINNING                             INCLUDED IN   GAINS        SALES,
                               BALANCE AT                                NET      (LOSSES)    ISSUANCES,   BALANCE AT
                               JANUARY 1,  TRANSFERS   TRANSFERS OUT INVESTMENT   INCLUDED   SETTLEMENTS, DECEMBER 31,
2013                              2013    INTO LEVEL 3  OF LEVEL 3     INCOME    IN SURPLUS      NET          2013
----------------------------------------------------------------------------------------------------------------------
Bonds                          $  55,092   $  44,342    $  (171,814)  $  5,699   $  (33,231)  $  124,596   $  24,684
Derivatives                            -       7,975              -          -      (12,049)           -      (4,074)
----------------------------------------------------------------------------------------------------------------------
TOTAL                          $  55,092   $  52,317    $  (171,814)  $  5,699   $  (45,280)  $  124,596   $  20,610
----------------------------------------------------------------------------------------------------------------------

For the year ended December 31, 2013, bonds of $171,814 which are no longer carried at fair value, were transferred out of Level 3. Bond balance of $44,342 was transferred into Level 3 and carried at market value during 2013. Prior to the transfer, the securities were Level 3 but not carried at fair value.

Derivative balances of $7,975 were transferred into Level 3 and carried at fair value during 2013. Prior to the transfer, the securities were level 2 and carried at fair value. There were no bonds or common stocks carried at fair value transferred to/from Level 3 originating in Levels 1 or 2.

B. Fair Value of all Financial Instruments
--------------------------------------------------------------------------------
The table below details the fair value of all financial instruments except for those accounted for under the equity method as of December 31, 2014 and 2013:

---------------------------------------------------------------------------------------------------------------------
                               AGGREGATE FAIR                                                         NOT PRACTICABLE
DECEMBER 31, 2014                  VALUE      ADMITTED ASSETS  LEVEL 1      LEVEL 2        LEVEL 3     (CARRY VALUE)
---------------------------------------------------------------------------------------------------------------------
BONDS                          $  19,061,712   $  18,100,940  $  199,531 $  15,199,173  $  3,663,008    $        -
COMMON STOCK                          25,664          25,664      25,664             -             -             -
DERIVATIVES - ASSETS                  33,648           2,338           -        25,874         7,774             -
DERIVATIVES - LIABILITIES               (996)           (996)          -          (996)            -             -
MORTGAGE LOANS                     1,112,182       1,049,708           -             -     1,112,182             -
MUTUAL FUNDS                          26,832          26,832      26,832             -             -             -
PREFERRED STOCK                       34,674          18,412           -             -        34,674             -
SHORT TERM INVESTMENTS               294,574         294,574      10,923       283,651             -             -
---------------------------------------------------------------------------------------------------------------------
TOTAL                          $  20,588,290   $  19,517,472  $  262,950 $  15,507,702  $  4,817,638    $        -
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
                               AGGREGATE FAIR                                                         NOT PRACTICABLE
DECEMBER 31, 2013                  VALUE      ADMITTED ASSETS  LEVEL 1      LEVEL 2        LEVEL 3     (CARRY VALUE)
---------------------------------------------------------------------------------------------------------------------
Bonds                          $  17,496,764   $  16,780,357       1,938    14,654,585     2,840,241             -
Common stock                          36,576          36,576      36,576             -             -             -
Derivatives - assets                     428             428           -             -           428             -
Derivatives - liabilities            (20,781)        (20,781)          -       (16,280)       (4,502)            -
Mortgage loans                       551,617         536,056           -             -       551,617             -
Mutual funds                          31,747          31,747      31,747             -             -             -
Short term investments               308,868         308,868         233       308,634             -             -
---------------------------------------------------------------------------------------------------------------------
TOTAL                          $  18,405,219   $  17,673,251  $   70,494 $  14,946,939  $  3,387,784    $        -
---------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
32 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2014 and 2013 and for years ended December 31, 2014, 2013 and 2012.

AMERICAN HOME ASSURANCE COMPANY
Statutory Basis Financial Statements
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

5. RESERVES FOR LOSSES AND LOSS ADJUSTMENT EXPENSES (LAE)
--------------------------------------------------------------------------------
A roll forward of the Company's net reserves for losses and LAE as of December 31, 2014, 2013 and 2012, is set forth in the table below:

--------------------------------------------------------------------------------------------------------------
                                                                    2014            2013            2012
--------------------------------------------------------------------------------------------------------------
RESERVES FOR LOSSES AND LAE, END OF PRIOR YEAR                 $   12,445,415  $   12,300,489  $   12,466,514
--------------------------------------------------------------------------------------------------------------
Incurred losses and LAE related to:
   Current accident year                                            3,957,869       3,525,027       4,006,581
   Prior accident year                                                190,857         275,409         252,121
--------------------------------------------------------------------------------------------------------------
   TOTAL INCURRED LOSSES AND LAE                               $    4,148,726  $    3,800,436  $    4,258,702
--------------------------------------------------------------------------------------------------------------
Paid losses and LAE related to:
   Impact of pooling restructure transaction                        1,563,011               -               -
   Current accident year                                           (1,033,539)       (744,185)     (1,218,287)
   Prior accident year                                             (3,694,053)     (2,911,325)     (3,206,440)
--------------------------------------------------------------------------------------------------------------
   TOTAL PAID LOSSES AND LAE                                       (3,164,581)     (3,655,510)     (4,424,727)
--------------------------------------------------------------------------------------------------------------
RESERVES FOR LOSSES AND LAE, END OF CURRENT YEAR               $   13,429,560  $   12,445,415  $   12,300,489
--------------------------------------------------------------------------------------------------------------

For 2014, the Company reported adverse loss and LAE net reserve development of $190,857, which includes a loss reserve discount benefit of $14,789 due to changes in the payout pattern assumptions, accretion, as well as the impact of the Combined Pooling Agreement (Note 6). The adverse development is comprised mainly of development on the Constructions class of business of $87,439, the National Accounts class of business of $82,957, and the Executive Liability class of business of $68,784 partially offset with $(119,961) of favorable develpoment from the Japan branch transfer. Original estimates are increased or decreased, as additional information becomes known regarding individual claims. Included in this increase, is $31,500 of unfavorable prior year loss development on retrospectively rated policies as of December 31, 2014, which was offset by additional premiums.

For 2013, the Company reported adverse loss and LAE net reserve development of $275,409 including accretion of loss reserve discount of $58,231. The adverse development was mostly attributable to Transportation, Construction and Property classes of business partially offset by favorable development in Excess Casualty and Personal lines. Included in this increase, is $32,040 of unfavorable prior year loss development on retrospectively rated policies as of December 31, 2013, which was offset by additional premiums.

For 2012, the Company reported adverse loss and LAE net reserve development of $252,121 including accretion of loss reserve discount of $24,929. The adverse development was mostly attributable to Primary Casualty, Public Entity Runoff, and the Excess Casualty classes of business partially offset by favorable development of Financial Lines. Included in this increase, the Company experienced $22,320 of unfavorable prior year loss development on retrospectively rated policies as of December 31, 2012, which was offset by additional premiums. The commutation of an internal reinsurance treaty under which a U.S. subsidiary previously ceded workers' compensation claims Defense Base Act (DBA) to a non-U.S. subsidiary also contributed $33,549 of adverse development.

The Company's reserves for losses and LAE have been reduced for anticipated salvage and subrogation of $189,882, $197,595 and $173,365 as of December 31, 2014, 2013 and 2012, respectively. The Company paid $11,270 $10,186 and $16,673 in the reporting period to settle 190, 173 and 194 claims related to extra contractual obligations or bad faith claims stemming from lawsuits as of December 31, 2014, 2013 and 2012, respectively.

A. ASBESTOS/ENVIRONMENTAL RESERVES
--------------------------------------------------------------------------------
The Company has indemnity claims asserting injuries from toxic waste, hazardous substances, asbestos and other environmental pollutants and alleged damages to cover the clean-up costs of hazardous waste dump sites (environmental claims). Estimation of environmental claims loss reserves is a difficult process, as these claims, which emanate from policies written in 1986 and prior years, cannot be estimated by conventional reserving techniques. Environmental claims development is affected by factors such as inconsistent court resolutions, the broadening of the intent of policies and scope of coverage and increasing number of new claims. The Company and other industry members have and will continue to litigate the broadening judicial interpretation of policy coverage and the liability issues. If the courts continue in the future to expand the intent of the policies and the scope of the coverage, as they have in the past, additional liabilities would emerge for amounts in excess of reserves held.
This emergence cannot now be reasonably estimated, but could have a material impact on the Company's future operating results or financial position.

--------------------------------------------------------------------------------
33 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2014 and 2013 and for years ended December 31, 2014, 2013 and 2012.

AMERICAN HOME ASSURANCE COMPANY
Statutory Basis Financial Statements
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

The Company has exposure to asbestos and/or environmental losses and LAE costs arising from pre-1986 general liability, product liability, commercial multi-peril and excess liability insurance or reinsurance policies as noted below:

                                                        ASBESTOS LOSSES                     ENVIRONMENTAL LOSSES
------------------------------------------------------------------------------------------------------------------------
DECEMBER 31,                                   2014          2013          2012         2014        2013        2012
------------------------------------------------------------------------------------------------------------------------
   Direct -
Loss and LAE reserves, beginning of year   $  1,185,364  $  1,229,896  $  1,350,806  $   83,569  $   84,847  $   55,848
Impact of pooling restructure
transaction                                        (438)            -             -       5,907           -           -
Incurred losses and LAE                        (107,471)       96,945       (20,822)     33,094      26,547      42,532
Calendar year paid losses and LAE              (109,053)     (141,477)     (100,088)    (24,787)    (27,825)    (13,533)
------------------------------------------------------------------------------------------------------------------------
Loss and LAE Reserves, end of year         $    968,402  $  1,185,364  $  1,229,896  $   97,783  $   83,569  $   84,847
------------------------------------------------------------------------------------------------------------------------

   Assumed reinsurance -
Loss and LAE reserves, beginning of year   $    280,670  $    158,787  $    161,724  $    5,357  $    6,941  $    5,628
Impact of pooling restructure
transaction                                     (40,857)            -             -        (815)          -           -
Incurred losses and LAE                         113,981         9,271        19,159       8,876       3,084       1,379
Calendar year paid losses and LAE               (81,371)      112,612       (22,096)       (672)     (4,668)        (66)
------------------------------------------------------------------------------------------------------------------------
Loss and LAE Reserves, end of year         $    272,423  $    280,670  $    158,787  $   12,746  $    5,357  $    6,941
------------------------------------------------------------------------------------------------------------------------

   Net of reinsurance -
Loss and LAE reserves, beginning of year   $          -  $          -  $          -  $   50,205  $   51,573  $   38,587
Impact of pooling restructure
transaction                                           -             -             -      (1,164)          -           -
Incurred losses and LAE                               -             -             -      18,030      18,668      22,205
Calendar year paid losses and LAE                     -             -             -     (11,515)    (20,036)     (9,219)
------------------------------------------------------------------------------------------------------------------------
Loss and LAE Reserves, end of year         $          -  $          -  $          -  $   55,556  $   50,205  $   51,573
------------------------------------------------------------------------------------------------------------------------

The Company estimates the full impact of the asbestos and environmental exposure by establishing full case basis reserves on all known losses and establishes bulk reserves for IBNR losses and LAE based on management's judgment after reviewing all the available loss, exposure, and other information.

The Company had asbestos loss and LAE - IBNR and bulk reserves as follows:

-------------------------------------------------------------------------------------------------------------------------
ASBESTOS                                               LOSS RESERVE                             LAE RESERVE
DECEMBER 31,                                 2014          2013          2012          2014         2013         2012
-------------------------------------------------------------------------------------------------------------------------
Direct basis:                            $     547,464 $     748,407 $     718,611 $     60,829 $     84,188 $     81,879
Assumed reinsurance basis:                      95,699       133,025        83,016       10,633       13,315        7,822

The Company had environmental loss and LAE - IBNR and bulk reserves as follows:
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
ENVIRONMENTAL                                          LOSS RESERVE                              LAE RESERVE
DECEMBER 31,                                 2014          2013          2012          2014          2013         2012
--------------------------------------------------------------------------------------------------------------------------
Direct basis:                            $      31,779 $      16,406 $      13,897 $      13,619 $      7,031 $      5,956
Assumed reinsurance basis:                       1,290           683           203           552          199           62
Net of ceded reinsurance basis:                 18,118        10,046         6,579         7,765        4,212        2,795

B. LOSS PORTFOLIO TRANSFER
--------------------------------------------------------------------------------
Effective April 1, 2014, the Company and certain AIG affiliated insurers (collectively, the "2014 Reinsureds", each of which is a member of the US Combined Pool) entered into two loss portfolio transfer reinsurance agreements with Eaglestone Reinsurance Company ("Eaglestone"), an affiliate. Under these agreements, Eaglestone assumed loss portfolio transfers of certain Public
Entity and Occupational Accident reserves from the 2014 Reinsureds. The total consideration received from Eaglestone, on a funds withheld basis, was $252,606, equal to the total of the subject reserves for losses and LAE.

--------------------------------------------------------------------------------
34 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2014 and 2013 and for years ended December 31, 2014, 2013 and 2012.

AMERICAN HOME ASSURANCE COMPANY
Statutory Basis Financial Statements
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

C. Discounting of Liabilities for Unpaid Losses or Unpaid Loss Adjustment
   Expenses
--------------------------------------------------------------------------------
The Company discounts both its workers' compensation (both tabular and non-tabular) and certain retained asbestos (non-tabular) reserves.

The calculation of the Company's tabular discount is based upon the mortality table used in the 1999 US Decennial Life Table, and applying a 3.5 percent interest rate. Only case basis reserves are discounted. The December 31, 2014 and 2013 liabilities include $1,275,727 and $1,677,259 of such discounted reserves, respectively.

Tabular Reserve Discount
--------------------------------------------------------------------------------
The table below presents the amount of tabular discount applied to the Company's reserves as of December 31, 2014, 2013 and 2012.

                                                     -----------------------------------------
LINES OF BUSINESS                                        2014          2013          2012
----------------------------------------------------------------------------------------------
Workers' Compensation
   Case Reserves                                     $     186,911 $     214,846 $     211,531

Non-Tabular Discount
--------------------------------------------------------------------------------
The Company's non-tabular workers' compensation case reserves are discounted using the Company's own payout pattern and a 5 percent interest rate, as prescribed by NY SAP. The table below presents the amount of non-tabular discount applied to the Company's reserves as of December 31, 2014, 2013 and 2012.

                                                     -----------------------------------------
LINES OF BUSINESS                                        2014          2013          2012
----------------------------------------------------------------------------------------------
Workers' Compensation
   Case Reserves                                     $     383,098 $     423,418 $     455,052

6. RELATED PARTY TRANSACTIONS
--------------------------------------------------------------------------------

A. Combined Pooling Agreement
--------------------------------------------------------------------------------
As described in Note 1, effective January 1, 2014, the National Union Admitted Lines Pooling Agreement and the AIG Property Casualty Surplus Lines Pooling Agreement, were ammended through a series of reinsurance commutations and novations, and subsequently entered into the Combined Pooling Agreement. The Combined Pooling Agreement represents a new reinsurance quota share agreement whereby the Pool Members share the underwriting risks including premiums earned, losses and LAE incurred, underwriting and other expenses and related assets and liabilities in accordance with the respective companies' percentage participation. All lines of business written by the Combined Companies are subject to the pooling arrangement with the exception of American Home's Japan and Argentina Branches. The Combined Companies are also parties to reinsurance agreements with non-affiliated reinsurers covering the business subject to the pooling agreement and have a contractual right of direct recover from the non-affiliated reinsurers per the terms of such reinsurance agreements.

As a result of the January 1, 2014 transaction, insurance assets and liabilities (subject to the agreement) were transferred and the new pooling agreement was accounted for on a prospective basis. The objective of the transaction was to better align legal entity underwriting risk with AIG PC's capital structure. The new Combined Pooling Agreement was approved by the individual company's Insurance Department state of domicile.

--------------------------------------------------------------------------------
35 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2014 and 2013 and for years ended December 31, 2014, 2013 and 2012.

AMERICAN HOME ASSURANCE COMPANY
Statutory Basis Financial Statements
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

Consideration received or (paid) on the 2014 pooling restructure is as follows:

------------------------------------------------
COMPANY                             AMOUNT
------------------------------------------------
National Union                 $      1,494,167
American Home                         2,075,418
Lexington                             3,019,176
Specialty                            (1,680,822)
C&I                                  (1,672,791)
APCC                                    779,421
New Hampshire                        (1,988,914)
ISOP                                 (1,988,914)
AIU                                     (36,741)

--------------------------------------------------------------------------------
36 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2014 and 2013 and for years ended December 31, 2014, 2013 and 2012.

AMERICAN HOME ASSURANCE COMPANY
Statutory Basis Financial Statements
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

The following table shows the changes in assets, liabilities and surplus of the Company corresponding to the consideration recieved as a result of the 2014 Pooling Restructure Transaction:

                                               ----------------
                                                    AMOUNT
                                               ----------------
ASSETS:
   Agents' balances or uncollected
   premiums                                    $      (197,645)
   Funds held by or deposited with
   reinsured companies                                 (29,716)
   Other insurance assets                              (88,509)
                                               ---------------
       TOTAL ASSETS                                   (315,869)
                                               ---------------
LIABILITIES
   Unearned premium reserves                           334,466
   Reinsurance payable on paid losses
   and loss adjustment expenses                        (50,050)
   Reserves for losses and loss
   adjustment expenses                               1,563,011
   Funds held by company under
   reinsurance treaties                                 19,344
   Ceded reinsurance premiums payable                   38,066
   Other insurance liabilities                        (138,645)
                                               ---------------
       TOTAL LIABILITIES                       $     1,766,193
                                               ---------------

STATEMENT OF OPERATIONS AND CHANGES IN
SURPLUS
   Net premiums written                                334,466
   Change in unearned premium reserves                (334,466)
                                               ---------------
   Premiums earned                                           -
                                               ---------------

   Other underwriting expenses incurred                 (6,644)

                                               ---------------
   Net income                                           (6,644)

                                               ---------------
   TOTAL CHANGE IN SURPLUS                              (6,644)
                                               ---------------
NET IMPACT                                     $     2,075,418
                                               ---------------

CONSIDERATION RECEIVED
   Securities received                         $       272,133
   Cash received                                     1,803,285
                                               ---------------
CONSIDERATION RECEIVED                         $     2,075,418
                                               ---------------

The Combined Pool members received a permitted practice from the domiciliary states that resulted in the reporting of consideration for the transfer of undiscounted loss reserves as paid (or negative paid) losses within losses incurred, rather than presenting such amounts within premiums written and earned. This permitted practice only relates to the inception of the pooling arrangement. As a result, the consideration paid relating to unearned premium is reflected as negative premiums written, as offset by the change in unearned premium and the consideration relating to the transfer of undiscounted loss reserves and loss adjustment expenses were recorded as negative paid losses, as offset by the change in net losses incurred. This permitted practice had no effect upon net income or surplus for the period.

Statutory accounting principles allow for prospective accounting treatment for modifications to existing intercompany pooling agreements that do not result in a gain in surplus to the insurance group or to the impacted companies. Transfer of both assets and the liabilities valued at statutory book value ensures that there is no impact to surplus as a result of implementing a modification to an existing pooling arrangement. Under the terms of the Combined Pooling agreement, which was approved by the individual company's Insurance Department state of domicile, all assets and liabilities were transferred at statutory book value, gross of admissibility, recoverability allowances, provisions and discount amounts. Due to the exclusions of these amounts, there were impacts to the individual companies' net income and surplus amounts, mainly due to the prescribed or permitted practices of the individual company's Insurance Department state of domicile. Specifically, changes in discount resulting from the net reduction in workers' compensation reserves retained following the reduction in the Company's pooling participation percentage were reflected as a charge to income based on the state prescribed discount rates. In addition, the Combined Pool members were compensated for any previous acquisition costs associated with unearned premium reserves that were subject to transfer, as well as certain expense reallocations that had no net effect to the Combined Pool. As a result of the transaction, the Company recorded an increase/(decrease) in its Assets, Liabilities, Surplus and Net Income subsequent to the changes associated with the net consideration received (described above), yet inclusive of the change in discount, acquisition costs and expense reallocation adjustments as follows:

                                NET ADMITTED
LINE DESCRIPTION                   ASSETS    LIABILITIES  SURPLUS   NET INCOME
----------------                ------------ ----------- ---------  ----------
Change in nonadmitted assets      $41,668     $      -   $  41,668  $       -
Worker's compensation discount          -      106,377    (106,377)  (106,377)
Other allocations                  12,230       10,302       1,928      5,793
                                  -------     --------   ---------  ---------
TOTAL                             $53,898     $116,679   $ (62,781) $(100,584)
                                  -------     --------   ---------  ---------

B. American International Overseas Association
--------------------------------------------------------------------------------
AIG formed the Association, a Bermuda unincorporated association, in 1976, as the pooling mechanism for AIG's international general insurance operations. In exchange for membership in the Association at the assigned participation, the members contributed capital in the form of cash and other assets, including rights to future business written by international operations owned by the members. The legal ownership and insurance licenses of these international branches remain in the name of New Hampshire, American Home and National Union.

--------------------------------------------------------------------------------
37 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2014 and 2013 and for years ended December 31, 2014, 2013 and 2012.

AMERICAN HOME ASSURANCE COMPANY
Statutory Basis Financial Statements
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

At the time of forming the Association, the member companies entered into a reinsurance agreement, cancelable with six months written notice by any member. The reinsurance agreement governs the insurance business pooled in the Association. The initial participation established was subsequently amended in 2013. See Note 6D for changes in this business and percentages. The 2014 and 2013 participation percentages for the pool member companies are set forth in the table below:

--------------------------------------------------------------------------------
                                                        NAIC CO.   PARTICIPATION
MEMBER COMPANY                                           CODE        PERCENT
--------------------------------------------------------------------------------
Combined Pool member companies, as follows:
National Union                                          19445          78%
New Hampshire                                           23841          12%
American Home                                           19380          10%
--------------------------------------------------------------------------------

The Company's participation in the Association is pooled among all Pool members in proportion to their participation in the Pool.

The Association's fiscal year end is November 30. Although the fiscal year end for the members of the Company is December 31, their financial statements have historically and consistently reported the results of their participation in the Association as of the Association's fiscal year end (and therefore on a one month lag).

The Company's participation in the Association's assets and liabilities at December 31, 2014 and 2013 was as follows:

--------------------------------------------------------------------------------
DECEMBER 31,                                          2014            2013
--------------------------------------------------------------------------------

Assumed reinsurance premiums receivable          $      249,779  $      243,127
Funds held by ceding reinsurers                         165,795         164,884
Reinsurance recoverable                                  86,823         120,033
Equity in underwriting pools and associations           117,991         138,321
--------------------------------------------------------------------------------
TOTAL ASSETS                                            620,388         666,365
--------------------------------------------------------------------------------

Loss and LAE reserves                                   726,202         977,472
Unearned premium reserves                               254,927         303,265
Funds held                                               14,994          26,494
Ceded balances payable                                   77,566         138,809
Assumed reinsurance payable                              82,202         147,633
Other liabilities                                        45,354          17,682
--------------------------------------------------------------------------------
TOTAL LIABILITIES                                     1,201,245       1,611,355
--------------------------------------------------------------------------------
TOTAL SURPLUS                                    $     (580,857) $     (944,990)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
38 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2014 and 2013 and for years ended December 31, 2014, 2013 and 2012.

AMERICAN HOME ASSURANCE COMPANY
Statutory Basis Financial Statements
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

C. Significant Transactions
--------------------------------------------------------------------------------
The following table summarizes transactions (excluding reinsurance and cost allocation transactions) that occurred during 2014, 2013 and 2012 between the Company and affiliated companies in which the value exceeded one-half of one percent of the Company's admitted assets as of December 31, 2014, 2013 and 2012. This table also includes all capital contributions and dividends:

                                                           ASSETS RECEIVED BY         ASSETS TRANSFERRED BY
2014                                                           THE COMPANY                 THE COMPANY
--------------------------------------------------------------------------------------------------------------
 DATE OF         EXPLANATION OF
TRANSACTION       TRANSACTION       NAME OF AFFILIATE  STATEMENT VALUE DESCRIPTION STATEMENT VALUE DESCRIPTION
--------------------------------------------------------------------------------------------------------------
 01/17/14    CAPITAL CONTRIBUTION    (a) AIG PC US       $1,292,577    SECURITIES     $      -              -
 01/17/14    CAPITAL CONTRIBUTION    (a) AIG PC US              610          CASH            -              -
 01/17/14    CAPITAL CHANGES         (a) AIG PC US            9,312       IN KIND            -              -
 04/01/14    DIVIDEND                (b) AIG PC US                -             -      233,554     SECURITIES
 12/19/14    DIVIDEND                    AIG PC US                -             -      150,000           CASH
 12/31/14    CAPITAL CONTRIBUTION    (c) AIG PC US           21,494       IN KIND            -              -
 VARIOUS     PURCHASE OF SECURITIES      C&I                629,431    SECURITIES      630,124        VARIOUS
 VARIOUS     PURCHASE OF SECURITIES      ISOP               648,111    SECURITIES      653,606           CASH
 VARIOUS     PURCHASE OF SECURITIES      NHIC               581,580    SECURITIES      585,029           CASH
--------------------------------------------------------------------------------------------------------------

(a)Refer to Note 6A for more details on the 2014 Pooling Restructure Transaction
(b)Refer to Note 6D for more details on The Company's Japan Branch Conversion
(c)Refer to Note 1E, Income Taxes, for more detail

--------------------------------------------------------------------------------

                                                      -------------------------------------------------------
                                                          ASSETS RECEIVED BY         ASSETS TRANSFERRED BY
2013                                                          THE COMPANY                 THE COMPANY
-------------------------------------------------------------------------------------------------------------
 DATE OF         EXPLANATION OF
TRANSACTION       TRANSACTION       NAME OF AFFILIATE STATEMENT VALUE DESCRIPTION STATEMENT VALUE DESCRIPTION
-------------------------------------------------------------------------------------------------------------
3/19/2013    Dividend                AIG PC US           $      -              -     $ 77,000           Cash
3/26/2013    Purchase of securities  Lexington             66,542     Securities       66,551           Cash
3/31/2013    Dividend                AIG PC US                  -              -          524        In kind
4/1/2013     Dividend                AIG PC US                  -              -       23,000           Cash
5/13/2013    Dividend                AIG PC US                  -              -      180,000           Cash
9/6/2013     Dividend                AIG PC US                  -              -      220,000           Cash
9/30/2013    Dividend                AIG PC US                  -              -      320,000           Cash
9/1/2013     Dividend                AIG PC US                  -              -      394,435        In kind
12/11/2013   Purchase of securities  Association           34,884     Securities       35,446           Cash
12/19/2013   Sale of securities      National Union       372,650           Cash      353,142     Securities
-------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
39 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2014 and 2013 and for years ended December 31, 2014, 2013 and 2012.

AMERICAN HOME ASSURANCE COMPANY
Statutory Basis Financial Statements
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
                                                              ASSETS RECEIVED BY         ASSETS TRANSFERRED BY
2012                                                              THE COMPANY                 THE COMPANY
-----------------------------------------------------------------------------------------------------------------
 DATE OF
TRANSACTION  EXPLANATION OF TRANSACTION NAME OF AFFILIATE STATEMENT VALUE DESCRIPTION STATEMENT VALUE DESCRIPTION
-----------------------------------------------------------------------------------------------------------------
3/27/2012       Dividend                 AIG PC US           $      -             -      $  1,589           Cash
3/27/2012       Dividend                 AIG PC US                  -             -        48,411     Securities
5/10/2012       Dividend                 AIG PC US                  -             -       315,000           Cash
6/27/2012       Dividend                 AIG PC US                  -             -        10,000           Cash
11/1/2012       Dividend                 AIG PC US                  -             -       129,000           Cash
Various         Dividend                 AIG PC US                  -             -        18,716        In kind
10/23/2012      Sale of securities       LSTREET I, LLC       159,498          Cash       153,951     Securities
12/27/2012      Sale of securities       AIG                  563,313          Cash       514,499     Securities
12/27/2012      Capital contribution     AIG PC US            300,000          Cash             -              -
Various         Capital contribution     AIG PC US              1,471       In kind             -              -
Various         Capital contribution     AIG PC US             52,613       In kind             -              -
Various         Capital contribution     AIG PC US                166       In kind             -              -
-----------------------------------------------------------------------------------------------------------------

D. Restructuring Foreign Operations
--------------------------------------------------------------------------------
As part of its efforts to simplify the legal entity structure, enhance transparency and streamline financial visibility, AIG PC continued to restructure the foreign branch operations of the Pool members. Generally, the results of these foreign branch operations, with the exception of American Home's Japan and Argentina branches, were historically reported as part of the operations of the Association by its member companies. The U.S. member companies of the Association share their participation with the other members of the Combined Pool.

Japan Branch Conversion
--------------------------------------------------------------------------------
On April 1, 2014, The Company transferred substantially all the assets and liabilities of its Japan Branch to American Home Assurance Co. Ltd. (AHJ), a Japanese-domiciled insurance company that is 100% owned by AIG Property
Casualty International (PCI), in exchange for 1,000 Class A shares of AHJ (the AHJ Shares). The AHJ Shares received by American Home were then distributed to AIG and such shares were further distributed to AIG PC and then contributed to PCI as capital contributed from AIG PC. The fair value for the AHJ shares was $233,554 equal to the fair value of the branch on the effective date of transfer.

--------------------------------------------------------------------------------
40 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2014 and 2013 and for years ended December 31, 2014, 2013 and 2012.

AMERICAN HOME ASSURANCE COMPANY
Statutory Basis Financial Statements
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

The following reflects the impact of American Home's Japan Branch transfer (at statement value) on American Home's statutory financial statements during 2014:

                                                         NET IMPACT
                                                       --------------
ASSETS
Cash and invested assets                               $    (895,105)
Agents' balances or uncollected premiums                     (34,695)
Reinsurance recoverable on loss payments                     (28,835)
Receivables from parent, subsidiaries and affiliates          (2,909)
Other admitted assets                                        (15,652)
---------------------------------------------------------------------
TOTAL ADMITTED ASSETS                                       (977,196)
---------------------------------------------------------------------

LIABILITIES
Reserves for losses and LAE                                 (181,096)
Unearned premium reserves                                   (385,617)
Commissions, premium taxes and other expenses payable         (8,738)
Reinsurance payable on paid loss and LAE                     (32,740)
Funds held by company under reinsurance treaties              (3,833)
Other liabilities                                            (81,958)
---------------------------------------------------------------------
TOTAL LIABILITIES                                           (693,982)
---------------------------------------------------------------------
NET ASSETS                                             $    (283,214)
---------------------------------------------------------------------

STATEMENT OF OPERATIONS
Premium written                                        $    (566,713)
Premiums earned                                             (181,096)
Losses incurred                                             (181,096)
Net realized capital gains - investment                       26,437
Net realized capital (losses) - foreign exchange             (39,181)
Net realized capital (losses) - other                        (95,992)
---------------------------------------------------------------------
Net Income / (Loss)                                         (108,736)
---------------------------------------------------------------------

Change in unrealized capital (loss)                          (26,437)
Change in unrealized foreign exchange                         39,181
Change in nonadmitted assets                                  46,332
---------------------------------------------------------------------
Total change in capital and surplus                          (49,660)
---------------------------------------------------------------------
NET IMPACT                                                  (233,554)
---------------------------------------------------------------------
DIVIDENDS TO STOCKHOLDER                                    (233,554)
---------------------------------------------------------------------

The impact on net income from the transaction includes a net realized loss of $108,736 comprised of the difference between the statutory net assets transferred, adjusted for nonadmitted assets (primarily capitalized EDP costs) of $95,992, the fair value of the stock distributed, to a loss on the realization of foreign exchange net assets $39,181, partially offset by the gain on the sale of invested assets of $26,437.

The Company and AHJ followed a statutory notice procedure, provided for under Japanese law, to facilitate the transfer of the branch's in-force business to AHJ without the need to obtain consent from each policyholder or ceding company individually. Based on the responses received during the notice procedure, the Company and AHJ determined that eligible policyholders effectively consented to the transfer. As a result, the completion of the notice procedure resulted in complete extinguishment of American Home's obligations under insurance policies eligible for transfer under the notice procedure.

AHJ agreed to assume primary responsibility (including policy administration and claims handling) for the policies not eligible under the notice procedure (the "Excluded Policies"), and further agreed to indemnify, defend and hold harmless the Company for any costs or expense the Company incurs with respect to such policies. In addition, AIG Japan Holding Kabushiki Kaisha ("AIGJHKK"), an affiliated company which owns 100% of AHJ, has agreed to guarantee AHJ's obligations to indemnify the Company for any costs or expenses arising from the Excluded Policies after the transfer date.

--------------------------------------------------------------------------------
41 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2014 and 2013 and for years ended December 31, 2014, 2013 and 2012.

AMERICAN HOME ASSURANCE COMPANY
Statutory Basis Financial Statements
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

As a result of AHJ's assuming primary responsibility for the Excluded Policies and the Company's determination that it is probable that the Company will not be called upon to make any payments with respect to the Excluded Policies, the Company has reduced its loss reserves on such policies to zero from the effective date of the transfer. As of December 31, 2014, there was approximately $62,130 in loss reserves on Excluded Policies recorded by AHJ.

Loss Portfolio Transfers
--------------------------------------------------------------------------------
Japan Redirect
In 2013, the AIG PC US insurance companies entered into a series of novations, commutations and other agreement modifications that redirected the Japanese exit reinsurance flows from the Association members and nominees to National Union. The transaction had the overall effect of eliminating the Association's participation in any business from Japan, by transferring such reinsurance arrangements directly to the former Admitted Pool members through National Union. The difference between the consideration paid and the reserves transferred represents reimbursement of commissions ceded and the transfer of other receivables and payables.

American International Overseas, Ltd. (AIOL) De-risk
In 2013, AIOL withdrew from the Association and entered into a final settlement with American Home, New Hampshire and National Union that effected a full transfer to National Union of all assets, liabilities, and interests (whether present or future, and known or unknown) relating to AIOL's membership in the Association and participation in the reinsurance agreement that governs the insurance business pooled in the Association. Effective December 1, 2013 all profits and losses arising from the Association are shared as follows: American Home (10 percent), New Hampshire (12 percent) and National Union (78 percent).

A majority of the loss reserves transferred were executed by novation agreements, with the remaining reserve transfers being executed via commutation or other forms of agreement. The companies have obtained a permitted practice to present the consideration received in relation to loss reserves transferred as negative paid losses rather than as premiums earned. Therefore, all of the consideration received in relation to loss reserves transferred to the former Admitted pool members as a result of this transaction are treated the same way, regardless of the legal form of the agreement that effected the change. Absent this permitted practice, $654,906 of negative paid losses would instead have been presented as earned premiums at the total pool level.

Commission expenses represent an allowance for acquisition expenses to AIOL associated with the transferred unearned premiums.

--------------------------------------------------------------------------------
42 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2014 and 2013 and for years ended December 31, 2014, 2013 and 2012.

AMERICAN HOME ASSURANCE COMPANY
Statutory Basis Financial Statements
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

The impact of the Japan redirect and AIOL de-risk loss portfolio transfers are reflected in the following table after the impact of the US pooling:

----------------------------------------------------------------------------------
                                                   JAPAN     AIOL DE-
                                                  REDIRECT     RISK       TOTAL
----------------------------------------------------------------------------------
ASSETS:
Insurance balances receivable, net               $  46,249  $ 134,472  $  180,721
Equities in pools and associations                       -    322,942     322,942
----------------------------------------------------------------------------------
TOTAL ASSETS                                     $  46,249  $ 457,414  $  503,663
----------------------------------------------------------------------------------

LIABILITIES:
Reserves for loss and LAE                        $ 155,132  $ 654,906  $  810,038
Unearned premium reserves                          428,153    203,188     631,341
----------------------------------------------------------------------------------
TOTAL LIABILITIES                                $ 583,285  $ 858,094  $1,441,379
----------------------------------------------------------------------------------

STATEMENT OF OPERATIONS AND CHANGES IN SURPLUS:
Premiums written                                 $ 428,153  $ 191,119  $  619,272
----------------------------------------------------------------------------------
Premiums earned                                          -    (12,069)    (12,069)
Losses incurred                                          -    (18,163)    (18,163)
Commission expense                                 178,859     48,141     227,000
Change in nonadmitted assets                             -    (63,422)    (63,422)
Other                                                    -       (252)       (252)
----------------------------------------------------------------------------------
TOTAL CHANGE IN SURPLUS                          $(178,859) $(105,721) $ (284,580)
----------------------------------------------------------------------------------
NET IMPACT                                       $(358,177) $(294,959) $ (653,136)
----------------------------------------------------------------------------------

Cash                                             $       -  $ 129,807  $  129,807
Bonds                                                    -     35,446      35,446
Settlement of intercompany pooling balances        358,177    129,706     487,883
----------------------------------------------------------------------------------
NET CONSIDERATION RECEIVED                       $ 358,177  $ 294,959  $  653,136
----------------------------------------------------------------------------------

Distribution of Affiliate
--------------------------------------------------------------------------------
In September 2013, the Association distributed shares of AEHL, cash and bonds to its members. The following details the distribution components received by the former Admitted Pool members from the Association:
--------------------------------------------------------------------------------

-----------------------------------------------------------
                     NATIONAL AMERICAN    NEW
DECEMBER 31, 2013     UNION     HOME   HAMPSHIRE   TOTAL
-----------------------------------------------------------
AEHL Shares          $433,879 $394,435 $473,322  $1,301,636
Cash                  269,354  416,559  118,623     804,536
Bonds                       -        -   73,489      73,489

--------------------------------------------------------------------------------
43 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2014 and 2013 and for years ended December 31, 2014, 2013 and 2012.

AMERICAN HOME ASSURANCE COMPANY
Statutory Basis Financial Statements
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

Immediately following the receipt of this distribution, all of the AEHL shares received by New Hampshire, National Union and The Company were distributed by way of dividend and return of capital to AIG PC US. The former Admitted Pool members shared the Association interest (and the resulting AEHL consideration) in accordance with their pool participation percentages. The following table shows the impact of the contributions and distributions related to this transaction on each of the former Admitted Pool members:

------------------------------------------------------------------------------------------------------------------
                                         NATIONAL   AMERICAN     NEW
DECEMBER 31, 2013                         UNION       HOME    HAMPSHIRE     C&I       ISOP      APCC      TOTAL
------------------------------------------------------------------------------------------------------------------
Change in:
   Total Assets                         $(293,810) $(239,450) $  11,789  $(138,454) $ 18,430  $ 18,430  $(623,065)
   Total Liabilities                            -     22,288    287,681          -         -         -    309,969

Statement of Operations and Changes in
Surplus:                                        -          -          -          -         -         -          -
   Net Income                             368,415    349,025     48,476    106,646    48,476    48,476    969,514
   Unrealized gains/(losses)             (228,347)  (216,328)   (30,046)   (66,100)  (30,046)  (30,046)  (600,913)
   Dividends paid                        (198,716)  (394,435)  (142,233)  (179,000)        -         -   (914,384)
   Return of capital                     (235,162)         -   (152,089)         -         -         -   (387,251)
------------------------------------------------------------------------------------------------------------------
TOTAL SURPLUS:                          $(293,810) $(261,738) $(275,892) $(138,454) $ 18,430  $ 18,430  $(933,034)
------------------------------------------------------------------------------------------------------------------

Branch Conversions
For the 2013 reporting period, the following foreign branches that were previously reported as part of the Association were converted to locally domiciled insurance companies or branches of regional insurers. Accordingly, their direct operations are no longer reported as part of the Association:

------------------------------------------------------------------------------------------------
YEAR ENDED
DECEMBER 31, 2013

EFFECTIVE DATE       BRANCH NAME                          TRANSFEREE ENTITY
------------------------------------------------------------------------------------------------
12/1/2012            Jamaica Branch of American Home      Chartis Jamaica Insurance Company
                                                          Limited
12/1/2012            Panama Branch of National Union      AIG Seguros Panama, S.A. (fka Chartis
                                                          Seguros Panama, S.A.)
3/1/2013             Honduras Branch of American Home     AIG Seguros Guatemala, S.A. (fka
                                                          Chartis Seguros Guantemala)
6/1/2013             Papua New Guinea Branch of American  AIG PNG Limited
                     Home
------------------------------------------------------------------------------------------------

On the effective date of the 2013 conversions, the former Admitted Pool's allocation of these branches total assets and liabilities were $21,743 and $18,432 respectively. These balances were previously reported as Equities in Pools and Associations.

--------------------------------------------------------------------------------
44 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2014 and 2013 and for years ended December 31, 2014, 2013 and 2012.

AMERICAN HOME ASSURANCE COMPANY
Statutory Basis Financial Statements
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

E. Amounts Due to or from Related Parties
--------------------------------------------------------------------------------
At December 31, 2014 and 2013, the Company reported the following receivables/payables balances from/to its Ultimate Parent, subsidiaries and affiliates (excluding reinsurance transactions). Intercompany agreements have defined settlement terms and related receivables are reported as nonadmitted if balances due remain outstanding more than ninety days past the due date as specified in the agreement.

---------------------------------------------------------------------
COMPANY                                                2014    2013
---------------------------------------------------------------------
Balances with National Union                         $    135 $13,504
Balances with other member pool companies                 574      55
Balances with other affiliates                             28   4,027
---------------------------------------------------------------------
Receivable from parent, subsidiaries and affiliates  $    737 $17,586
---------------------------------------------------------------------
Balances with National Union                         $188,731 $     -
Balances with other member pool companies                  83       -
Balances with other affiliates                         61,518  16,642
---------------------------------------------------------------------
Payable to parent, subsidiaries and affiliates       $250,332 $16,642
---------------------------------------------------------------------

Federal and foreign income taxes receivable/(payable) under the Tax Sharing Agreement at December 31, 2014 and 2013 were $(4,811) and $(2,818), respectively.

The Company did not change its methods of establishing terms regarding any transactions with its affiliates during the years ended December 31, 2014 and 2013.

F. Capital Maintenance Agreements
--------------------------------------------------------------------------------
AIG generally manages capital with its non-life insurance companies through internal, Board-approved policies and guidelines. AIG was party to a consolidated capital maintenance agreement ("CMA") with AIG PC and certain of its domestic non-life Insurance companies as of December 31, 2014. Among other things, the CMA provided that AIG would maintain the total adjusted capital of these non-life insurance companies, measured as a group (the "Fleet"), at or above the specified minimum percentage of the Fleet's projected total authorized control level RBC at a minimum percentage of 300 percent. As a result of AIG, AIG PC and these domestic non- life insurance companies' views as to the sufficiency of managing capital through internal, Board-approved policies and guidelines, it was agreed amongst the parties to terminate this CMA effective February 19, 2015. The state insurance department regulators were notified of such agreement.

G. Guarantees or Contingencies for Related Parties
--------------------------------------------------------------------------------
The Company has issued guarantees whereby it unconditionally and irrevocably guarantees all present and future obligations and liabilities arising from the policies of insurance issued by certain insurers who, as of the guarantee issue date, were members of the AIG holding company group. The guarantees were provided in order to secure or maintain the guaranteed companies' rating status issued by certain rating agencies, as disclosed in Note 10.

H. Management, Service Contract and Cost Sharing Arrangements
--------------------------------------------------------------------------------
As an affiliated company of AIG, the Company utilizes centralized services from AIG. The Company is allocated a charge for these services, based on the amount of incremental expense associated with operating the Company as a separate legal entity. The amount of expense allocated to the Company each period was determined based on an analysis of services provided.

The following table summarizes the allocated expense from AIG related entities that exceeded one-half of one percent of the Company's admitted assets during 2014 and 2013:

------------------------------------------------------------
AFFILIATES                          2014     2013     2012
------------------------------------------------------------
AIG Global Claims Services, Inc.  $265,397 $270,723 $241,398
AIG PC Global Services, Inc.       152,804  134,150   39,741
------------------------------------------------------------
TOTAL                             $418,201 $404,873 $281,139
------------------------------------------------------------

In 2014 and 2013 management service costs included severance expenses pertaining to an AIG-wide initiative to centralize work streams into lower cost locations and create a more streamlined organization.

--------------------------------------------------------------------------------
45 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2014 and 2013 and for years ended December 31, 2014, 2013 and 2012.

AMERICAN HOME ASSURANCE COMPANY
Statutory Basis Financial Statements
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

As of December 31, 2014 and 2013, short-term investments included amounts invested in the AIG Managed Money Market Fund of $282,664 and $305,575, respectively.

7. REINSURANCE
--------------------------------------------------------------------------------
In the ordinary course of business, the Company may use both treaty and facultative reinsurance to minimize its net loss exposure to a) any single catastrophic loss event; b) to an accumulation of losses from a number of smaller events; or c) to provide greater risk diversification. In addition, the Company may assume reinsurance from other insurance companies. Based on the terms of the reinsurance contracts, a portion of expected IBNR losses will be recoverable in accordance with terms of the reinsurance protection purchased. This determination is necessarily based on the estimate of IBNR and accordingly, is subject to the same uncertainties as the estimate of IBNR.
Ceded amounts related to paid and unpaid losses and loss expenses with respect to these reinsurance agreements are generally substantially collateralized. The Company remains liable to the extent that the reinsurers do not meet their obligation under the reinsurance contracts after any collateral is exhausted, and as such, the financial condition of the reinsurers is regularly evaluated and monitored for concentration of credit risk.

The following table presents direct, assumed reinsurance and ceded reinsurance written and earned for the year ended December 31, 2014, 2013 and 2012:

--------------------------------------------------------------------------------------------------------------------
YEARS ENDED DECEMBER 31,                   2014                        2013                        2012
                                  ----------------------------------------------------------------------------------
                                    WRITTEN        EARNED       WRITTEN        EARNED       WRITTEN       EARNED
--------------------------------------------------------------------------------------------------------------------
Direct Premiums                   $ (211,371)    $  171,624    $  928,608    $1,005,255    $1,192,441   $1,276,901
Reinsurance premiums assumed:
   Affiliates                      7,798,864      7,460,072     7,001,709     6,771,303     6,737,056    6,840,322
   Non-affiliates                    134,025        128,937       198,363       189,579       164,020      147,946
--------------------------------------------------------------------------------------------------------------------
       GROSS PREMIUMS              7,721,518      7,760,633     8,128,680     7,966,137     8,093,517    8,265,169
--------------------------------------------------------------------------------------------------------------------

Reinsurance premiums ceded:
   Affiliates                        763,633        713,378       883,552     1,242,338     1,459,199    1,391,378
   Non-affiliates                  1,458,472      1,454,350     1,392,708     1,297,174     1,429,927    1,516,102
--------------------------------------------------------------------------------------------------------------------
       NET PREMIUMS               $5,499,413     $5,592,905    $5,852,420    $5,426,625    $5,204,391   $5,357,689
--------------------------------------------------------------------------------------------------------------------
2014 Direct Written Premiums includes the impact of ($726,095) reserve transfer due to the Japan Branch Conversion.
--------------------------------------------------------------------------------------------------------------------

As of December 31, 2014 and 2013, and for the years then ended, the Company's unearned premium reserves, paid losses and LAE, and reserves for losses and LAE (including IBNR), have been reduced for reinsurance ceded as follows:

------------------------------------------------------
                      UNEARNED    PAID    RESERVES FOR
                      PREMIUM  LOSSES AND    LOSSES
                      RESERVES    LAE       AND LAE
------------------------------------------------------
DECEMBER 31, 2014:
   AFFILIATES         $516,995  $114,919  $ 9,593,610
   NON-AFFILIATES      457,698   289,870    2,954,258
------------------------------------------------------
   TOTAL              $974,693  $404,789  $12,547,868
------------------------------------------------------

DECEMBER 31, 2013:
   Affiliates         $515,958  $111,061  $ 8,399,417
   Non-affiliates      453,567   332,092    3,126,356
------------------------------------------------------
   Total              $969,525  $443,153  $11,525,773
------------------------------------------------------

--------------------------------------------------------------------------------
46 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2014 and 2013 and for years ended December 31, 2014, 2013 and 2012.

AMERICAN HOME ASSURANCE COMPANY
Statutory Basis Financial Statements
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

A. Reinsurance Return Commission
--------------------------------------------------------------------------------
The maximum amount of return commission which would have been due to reinsurers if all of the Company's reinsurance had been cancelled as of December 31, 2014 and 2013 with the return of the unearned premium reserve is as follows:

------------------------------------------------------------------------------------------------------------------------
                          ASSUMED REINSURANCE                CEDED REINSURANCE                        NET
                   --------------------------------- --------------------------------- --------------------------------
                   PREMIUM RESERVE COMMISSION EQUITY PREMIUM RESERVE COMMISSION EQUITY PREMIUM RESERVE COMMISSION EQUITY
------------------------------------------------------------------------------------------------------------------------
DECEMBER 31, 2014
   AFFILIATES        $3,731,362        $502,953         $516,995         $ 72,838        $3,214,366        $430,114
   ALL OTHER             95,835          12,918          457,698           64,484          (361,863)        (51,566)
------------------------------------------------------------------------------------------------------------------------
TOTAL                $3,827,197        $515,871         $974,693         $137,322        $2,852,503        $378,548
------------------------------------------------------------------------------------------------------------------------

DECEMBER 31, 2013
   Affiliates        $3,392,845        $515,261         $515,958         $ 81,974        $2,876,887        $433,287
   All Other             90,762          13,784          453,567           72,061          (362,805)        (58,278)
------------------------------------------------------------------------------------------------------------------------
TOTAL                $3,483,607        $529,045         $969,525         $154,035        $2,514,082        $375,009
------------------------------------------------------------------------------------------------------------------------

B. Unsecured Reinsurance Recoverable
--------------------------------------------------------------------------------
Individual reinsurers with unsecured balances in excess of 3 percent of policyholders' surplus at December 31, 2014 and 2013 are as follows:

-----------------------------------------------------------------
REINSURER                                     2014       2013
-----------------------------------------------------------------
Affiliates:
   Combined Pool                           $8,281,349 $ 6,817,334
   Eaglestone Reinsurance Company             820,561     721,588
   AIU Insurance Company, Ltd. - Japan         13,207           -
   Other affiliates                            14,271     294,269
-----------------------------------------------------------------
   TOTAL AFFILIATES                        $9,129,388 $ 7,833,191
-----------------------------------------------------------------
   Swiss Reinsurance America Corp             352,014     246,246
   Transatlantic Reinsurance Company          234,143     247,096
   Munich Reinsurance Company                       -     209,140
   Hannover Ruckversicherungs Se                    -     162,325
   Other                                            -   2,710,763
-----------------------------------------------------------------
TOTAL NON-AFFILIATES                          586,157   3,575,570
-----------------------------------------------------------------
   TOTAL AFFILIATES AND NON-AFFILIATES     $9,715,545 $11,408,761
-----------------------------------------------------------------

C. Reinsurance Recoverable in Dispute
--------------------------------------------------------------------------------
At December 31, 2014 and 2013, the aggregate of all disputed items did not exceed 10 percent of capital and surplus and there were no amounts in dispute for any single reinsurer that exceeded 5 percent of capital and surplus. The total reinsurance recoverable balances in dispute are $133,254 and $106,456 as of December 31, 2014 and 2013, respectively.

--------------------------------------------------------------------------------
47 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2014 and 2013 and for years ended December 31, 2014, 2013 and 2012.

AMERICAN HOME ASSURANCE COMPANY
Statutory Basis Financial Statements
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

8. INCOME TAXES
--------------------------------------------------------------------------------
At December 31, 2014, the Company had gross deferred tax assets ("DTA") of $1,461,633. Management believes that it is more likely than not that these assets will be realized in the foreseeable future therefore the Company has not recorded a valuation allowance against its deferred tax asset. Tax planning strategies had no impact on the determination of the net admitted DTA.

The components of the Company's net deferred tax assets/liabilities ("DTA"/"DTL") as of December 31, 2014 and 2013 are as follows:

                      ------------------------------------------------------------------------------------------------
                                 12/31/2014                      12/31/2013                        CHANGE
                      ------------------------------------------------------------------------------------------------
                       ORDINARY   CAPITAL     TOTAL     ORDINARY   CAPITAL    TOTAL     ORDINARY   CAPITAL    TOTAL
----------------------------------------------------------------------------------------------------------------------
Gross DTA             $1,336,702 $ 124,961  $1,461,663 $1,632,278 $155,688  $1,787,966 $(295,576) $(30,727) $(326,303)
Statutory Valuation
Allowance                      -         -           -          -        -           -         -         -          -
----------------------------------------------------------------------------------------------------------------------
Adjusted Gross DTA     1,336,702   124,961   1,461,663  1,632,278  155,688   1,787,966  (295,576)  (30,727)  (326,303)
Nonadmitted DTA          177,901         -     177,901    737,369        -     737,369  (559,468)        -   (559,468)
----------------------------------------------------------------------------------------------------------------------
Subtotal Admitted DTA  1,158,801   124,961   1,283,762    894,909  155,688   1,050,597   263,892   (30,727)   233,165
DTL                      231,280   258,113     489,393    206,310  204,422     410,732    24,970    53,691     78,661
----------------------------------------------------------------------------------------------------------------------
Net Admitted
DTA/(Net DTL)         $  927,521 $(133,152) $  794,369 $  688,599 $(48,734) $  639,865 $ 238,922  $(84,418) $ 154,504
----------------------------------------------------------------------------------------------------------------------

The following table shows the summary of the calculation for the net admitted DTA as of December 31, 2014 and 2013:

---------------------------------------------------------------------------------------------------------------------------------
                                              12/31/2014                     12/31/2013                       CHANGE
                                    ---------------------------------------------------------------------------------------------
                                     ORDINARY  CAPITAL    TOTAL     ORDINARY  CAPITAL    TOTAL     ORDINARY   CAPITAL    TOTAL
---------------------------------------------------------------------------------------------------------------------------------
Carried back losses that reverse
in subsequent three calendar
years                               $        - $      - $        - $        - $      - $        - $       -  $      -  $       -
Adjusted gross DTAs realizable
within 36 months or 15 percent
of statutory surplus (the lesser
of 1 and 2 below)                      794,369        -    794,369    667,773        -    667,773   126,596         -    126,596
   1. Adjusted gross DTAs
   realizable within 36 months         794,369        -    794,369  1,060,737        -  1,060,737  (266,368)        -   (266,368)
   2. 15 percent of statutory
   surplus                                   -        -    968,030          -        -    667,773         -         -    300,257
Adjusted gross DTAs that can be
offset against DTLs                    364,432  124,961    489,393    227,136  155,688    382,824   137,296   (30,727)   106,569
---------------------------------------------------------------------------------------------------------------------------------
   Total DTA admitted as the
   result of application of SSAP
   101                              $1,158,801  124,961  1,283,762 $  894,909 $155,688 $1,050,597 $ 263,892  $(30,727) $ 233,165
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                   -----------------------
                                                                                                      2014        2013
                                                                                                   -----------------------
Ratio Percentage Used To Determine Recovery Period And Threshold Limitation Amount                        394%        307%
Amount Of Adjusted Capital And Surplus Used To Determine Recovery Period And Threshold Limitation
in (2) above.                                                                                      $6,453,535  $4,451,821

The following table shows the components of the current income tax expense (benefit) for the periods listed:

-----------------------------------------------------------------------
CURRENT INCOME TAX                           2014      2013     CHANGE
-----------------------------------------------------------------------
Federal income tax                         $(31,781) $(36,464) $ 4,683
Foreign income tax                            8,740    10,320   (1,580)
-----------------------------------------------------------------------
Subtotal                                    (23,041)  (26,144)   3,103
-----------------------------------------------------------------------
Federal income tax on net capital gains      53,044    37,062   15,982
-----------------------------------------------------------------------
Federal and foreign income taxes incurred  $ 30,003  $ 10,918  $19,085
-----------------------------------------------------------------------

--------------------------------------------------------------------------------
48 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2014 and 2013 and for years ended December 31, 2014, 2013 and 2012.

AMERICAN HOME ASSURANCE COMPANY
Statutory Basis Financial Statements
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

The following table shows the components of the DTA split between ordinary and capital DTA as of December 31, 2014 and 2013:

-------------------------------------------------------------------------
                                            2014       2013      CHANGE
-------------------------------------------------------------------------
ORDINARY
Discounting of unpaid losses             $  330,284 $  319,135 $  11,149
Nonadmitted assets                           91,762    151,137   (59,375)
Unearned premium reserve                    207,839    214,763    (6,924)
Bad debt expense                             28,536     42,360   (13,824)
Goodwill & deferred revenue                       -     23,704   (23,704)
Net operating loss carry forward            344,479    546,670  (202,191)
Foreign tax credit carry forward             55,869     53,974     1,895
Deferred tax on foreign operations              928        867        61
Investments                                 238,147    211,583    26,564
Deferred loss on branch conversions             458        458         -
Intangibles                                       -     15,915   (15,915)
Other temporary difference                   38,400     51,712   (13,312)
-------------------------------------------------------------------------
Subtotal                                  1,336,702  1,632,278  (295,576)
-------------------------------------------------------------------------
Statutory valuation allowance adjustment          -          -         -
Nonadmitted                                 177,901    737,369  (559,468)
-------------------------------------------------------------------------
ADMITTED ORDINARY DEFERRED TAX ASSETS    $1,158,801 $  894,909 $ 263,892
-------------------------------------------------------------------------
CAPITAL
Investments                              $  113,785 $  150,894 $ (37,109)
Unrealized capital losses                    10,268      3,886     6,382
Deferred loss on branch conversions             538        538         -
Other temporary difference                      370        370         -
-------------------------------------------------------------------------
Subtotal                                    124,961    155,688   (30,727)
-------------------------------------------------------------------------
Statutory valuation allowance adjustment          -          -         -
Nonadmitted                                       -          -         -
-------------------------------------------------------------------------
ADMITTED CAPITAL DEFERRED TAX ASSETS        124,961    155,688   (30,727)
-------------------------------------------------------------------------
ADMITTED DEFERRED TAX ASSETS             $1,283,762 $1,050,597 $ 233,165
-------------------------------------------------------------------------

The following table shows the components of the DTL split between ordinary and capital DTL as of December 31, 2014 and 2013:

--------------------------------------------------------------------
                                           2014     2013    CHANGE
--------------------------------------------------------------------
Ordinary
Investments                              $211,216 $191,255 $ 19,961
Other temporary differences                20,064   15,056    5,008
--------------------------------------------------------------------
Subtotal                                  231,280  206,311   24,969
--------------------------------------------------------------------
Capital
Investments                              $107,639 $ 40,660 $ 66,979
Unrealized capital gains                  150,374  135,753   14,621
Other temporary differences                   100   28,008  (27,908)
--------------------------------------------------------------------
Subtotal                                  258,113  204,421   53,692
--------------------------------------------------------------------
Deferred tax liabilities                  489,393  410,732   78,661
--------------------------------------------------------------------
Net deferred tax assets/liabilities      $794,369 $639,865 $154,504
--------------------------------------------------------------------

--------------------------------------------------------------------------------
49 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2014 and 2013 and for years ended December 31, 2014, 2013 and 2012.

AMERICAN HOME ASSURANCE COMPANY
Statutory Basis Financial Statements
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

The change in net deferred tax assets is comprised of the following:

-----------------------------------------------------------------------------------------------
                                                                2014        2013       CHANGE
-----------------------------------------------------------------------------------------------
Adjusted gross deferred tax assets                           $1,461,663  $1,787,966  $(326,303)
Total deferred tax liabilities                                 (489,393)   (410,732)   (78,661)
-----------------------------------------------------------------------------------------------
Net deferred tax assets/ (liabilities)                          972,270   1,377,234   (404,964)
Deferred tax assets/(liabilities) - SSAP 3                                              (6,195)
Deferred tax assets/(liabilities) - unrealized                                          (8,239)
-----------------------------------------------------------------------------------------------
Total change in net deferred tax                                                     $(390,530)
-----------------------------------------------------------------------------------------------
Change in deferred tax - current year                                                 (304,459)
Change in deferred tax - current year - other surplus items                            (86,071)
-----------------------------------------------------------------------------------------------
Change in deferred tax - current year - total                                        $(390,530)
-----------------------------------------------------------------------------------------------

The following table shows the components of opening surplus adjustments upon current and deferred taxes for the year ended December 31, 2014

-------------------------------------------------------------
                                    CURRENT DEFERRED  TOTAL
-------------------------------------------------------------
SSAP 3 impact:
SSAP 3 - general items              $1,459  $(6,195) $(4,736)
SSAP 3 - unrealized gain/loss            -        4        4
-------------------------------------------------------------
Subtotal impact to admitted assets   1,459   (6,191)  (4,732)
SSAP 3 - nonadmitted impact              -   10,748   10,748
-------------------------------------------------------------
Total SSAP 3 impact                 $1,459  $ 4,557  $ 6,016
-------------------------------------------------------------

--------------------------------------------------------------------------------
50 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2014 and 2013 and for years ended December 31, 2014, 2013 and 2012.

AMERICAN HOME ASSURANCE COMPANY
Statutory Basis Financial Statements
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

The provision for federal and foreign income taxes is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The following table presents a reconciliation of such differences in arriving at total taxes related to the Company for the years ended December 31, 2014, 2013 and 2012:

------------------------------------------------------------------------------------------------------------------------
                                                               2014                  2013                  2012
                                                       --------------------  --------------------  --------------------
DESCRIPTION                                              AMOUNT   TAX EFFECT   AMOUNT   TAX EFFECT   AMOUNT   TAX EFFECT
------------------------------------------------------------------------------------------------------------------------
Net Income Before Federal Income Taxes and Capital
Gains Taxes                                            $ 838,233   $293,382  $ 713,908  $ 249,868  $ 302,637   $105,923
Book to Tax Adjustments:
Tax Exempt Income                                       (171,222)   (59,928)  (202,777)   (70,972)  (212,356)   (74,325)
Dividend Received Deduction                                 (978)      (342)      (438)      (153)      (622)      (218)
Subpart F Income, Gross-Up & Foreign Tax Credits               -        443   (428,635)   (87,051)    63,904     (2,445)
Transfer Pricing                                         (30,638)   (10,723)         -          -          -          -
Stock Options And Other Compensation                      19,747      6,911     14,354      5,024      9,756      3,415
Non-Deductible Penalties                                     345        121        348        122         90         31
Change in Nonadmitted Assets                             164,915     57,720    (86,943)   (30,430)    42,101     14,735
Change in Tax Position                                         -       (230)         -        599          -       (549)
Return to Provision                                            -      2,525          -     (2,844)         -     (4,319)
Reversal of Book/Tax Difference on Share Distribution    119,438     41,803          -          -          -          -
Branch Incorporation & Conversion                              -          -       (497)      (174)    (1,005)      (352)
Other                                                      7,945      2,780     18,066      6,322          -          -
------------------------------------------------------------------------------------------------------------------------
Total Book to Tax Adjustments                            109,552     41,080   (686,522)  (179,557)   (98,132)   (64,027)
------------------------------------------------------------------------------------------------------------------------
Total Tax                                              $ 947,785   $334,462  $  27,386  $  70,311  $ 204,505   $ 41,896
------------------------------------------------------------------------------------------------------------------------

Federal and Foreign Income Taxes Incurred                      -    (23,041)         -    (26,144)         -    (31,163)
Federal Income Tax on Net Capital Gains                        -     53,044          -     37,062          -     48,295
Change in Net Deferred Income Taxes                            -    390,530          -     27,917          -     22,439

Less: Change in Deferred Tax--Other Surplus Items              -    (86,071)         -     31,476          -      2,325
------------------------------------------------------------------------------------------------------------------------
Total Tax                                              $       -   $334,462  $       -  $  70,311  $       -   $ 41,896

For the year ended December 31, 2014, the table above includes $41,803 of tax effected adjustments reflecting the different treatment for book and tax purposes of the distribution of the AHJ's assets and liabilities as detailed in
Note 6.

OPERATING LOSS AND TAX CREDIT CARRY FORWARDS
At December 31, 2014, the Company had net operating loss carry forwards originating during the years 2010 to 2012 and
expiring through 2032 of:                                                                                              $984,226
At December 31, 2014, the Company had no capital loss carry forwards.                                                  $      -
At December 31, 2014, the Company had no AMT credit carry forwards.                                                    $      -
At December 31, 2014, the Company had foreign tax credits originating during the years 2009 to 2014 and expiring
through 2024 of:                                                                                                       $ 55,869

There were no deposits reported as admitted assets under Section 6603 of the Internal Revenue Service (IRS) Code as of December 31, 2014. The Company does not believe that the liability related to any federal or foreign tax loss contingencies will significantly change within the next 12 months. A reasonable estimate of such change cannot be made at this time.

As of December 31, 2014, the Company recorded gross receivables related to tax return errors and omissions in the amount of $16,424, all of which were nonadmitted. As of December 31, 2014, there were no liabilities related to uncertain tax positions.

The U.S is the only major tax jurisdiction of the Company, and as of December 31, 2014, the tax years from 2000 to 2013 remain open.

--------------------------------------------------------------------------------
51 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2014 and 2013 and for years ended December 31, 2014, 2013 and 2012.

AMERICAN HOME ASSURANCE COMPANY
Statutory Basis Financial Statements
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

The following table lists those companies that form part of the 2014 AIG consolidated federal income tax return:
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
         COMPANY                   COMPANY                  COMPANY                  COMPANY                  COMPANY
------------------------------------------------------------------------------------------------------------------------------
A.I. Credit Consumer       AIG Financial Products   AIG Specialty            Aircraft 32A-810 Inc.    Aircraft 74B-27602 Inc.
Discount Company           Corp.                    Insurance Company

A.I. Credit Corp.          AIG Financial            AIG Spring Ridge I,      Aircraft 32A-987 Inc.    Aircraft 74B-29375 Inc.
                           Securities Corp.         Inc.

AeroTurbine, Inc.          AIG Funding, Inc.        AIG Trading Group Inc.   Aircraft 32A-993, Inc.   Aircraft 75B-26276 Inc.

AGC Life Insurance         AIG G5, Inc.             AIG Travel Assist, Inc.  Aircraft 33A-132, Inc.   Aircraft 75B-28833 Inc.
Company

Agency Management          AIG Global Asset         AIG Travel Insurance     Aircraft 33A-272 Inc.    Aircraft 75B-28834 Inc.
Corporation                Management Holdings      Agency, Inc.
                           Corp.

AH SubGP 1384              AIG Global Claims        AIG Warranty Services    Aircraft 33A-358 Inc.    Aircraft 75B-28836 Inc.
Woodglen, LLC              Services, Inc.           of Florida, Inc.

AH SubGP 1470              AIG Global Real Estate   AIG Warranty Services,   Aircraft 33A-364 Inc.    Aircraft 76B-26261 Inc.
Palmetto, LLC              Investment Corp.         Inc.

AH SubGP 1548 Walnut,      AIG Global Services,     AIG WarrantyGuard,       Aircraft 34A-152 Inc.    Aircraft 76B-26327 Inc.
LLC                        Inc.                     Inc.

AH SubGP 1597              AIG Insurance            AIG.COM, Inc.            Aircraft 34A-216 Inc.    Aircraft 76B-26329 Inc.
Broadmoor, LLC             Management Services,
                           Inc.

AH SubGP 1600 Rainer,      AIG International Inc.   AIG-FP Capital           Aircraft 34A-395 Inc.    Aircraft 76B-27597 Inc.
LLC                                                 Funding Corp.

AH SubGP 1631              AIG Kirkwood, Inc.       AIG-FP Capital           Aircraft 34A-48 Inc.     Aircraft 76B-27600 Inc.
Broadway, LLC                                       Preservation Corp.

AH SubGP 1694 Sonoma,      AIG Life Holdings, Inc.  AIG-FP Matched           Aircraft 34A-93 Inc.     Aircraft 76B-27613 Inc.
LLC                                                 Funding Corp.

AH SubGP 479 Sunrise,      AIG Life of Bermuda,     AIG-FP Pinestead         Aircraft 73B-25374 Inc.  Aircraft 76B-27615 Inc.
LLC                        Ltd.                     Holdings Corp.

AH SubGP 835               AIG Lodging              AIGGRE 6037 Investor     Aircraft 73B-25375 Inc.  Aircraft 76B-28132 Inc.
Whispering, LLC            Opportunities, Inc.      LLC

AH SubGP GAG Gandolf,      AIG Markets, Inc.        AIGGRE DC Ballpark       Aircraft 73B-26315 Inc.  Aircraft 76B-28206 Inc.
LLC                                                 Investor, LLC

AH SubGP MDL, LLC          AIG Matched Funding      AIGGRE Hill7 Investor    Aircraft 73B-26317 Inc.  Aircraft 77B-29404 Inc.
                           Corp.                    LLC

AICCO, INC.(DE)            AIG North America,       AIGGRE Lane Field        Aircraft 73B-26323 Inc.  Aircraft 77B-29908 Inc.
                           Inc.                     Investor LLC

AIG Advisor Group, Inc.    AIG Offshore Systems     AIGGRE Market Street     Aircraft 73B-28249 Inc.  Aircraft 77B-32717 Inc.
                           Services, Inc.           II LLC

AIG Aerospace              AIG PC European          Aircraft 32A-1658 Inc.   Aircraft 73B-28252 Inc.  Aircraft 77B-32723 Inc.
Adjustment Services, Inc.  Insurance Investments
                           Inc.

AIG Aerospace Insurance    AIG PC Global            Aircraft 32A-1695 Inc.   Aircraft 73B-30036 Inc.  Aircraft A330 143 Inc.
Services, Inc.             Services, Inc.

AIG Assurance Company      AIG Portfolio Solutions  Aircraft 32A-1905 Inc.   Aircraft 73B-30645 Inc.  Aircraft A330 72 Inc.
                           LLC

AIG Capital Corporation    AIG Procurement          Aircraft 32A-1946 Inc.   Aircraft 73B-30646 Inc.  Aircraft A330 98 Inc.
                           Services, Inc.

AIG Central Europe &       AIG Property Casualty    Aircraft 32A-2024 Inc.   Aircraft 73B-30661 Inc.  Aircraft Andros Inc.
CIS Insurance Holdings     Company
Corporat

AIG Claims, Inc.           AIG Property Casualty    Aircraft 32A-2594 Inc.   Aircraft 73B-30671 Inc.  Aircraft B757 29377
                           Inc.                                                                       Inc.

AIG Commercial             AIG Property Casualty    Aircraft 32A-2731 Inc.   Aircraft 73B-30730 Inc.  Aircraft B757 29382
Equipment Finance, Inc.    Insurance Agency, Inc.                                                     Inc.

AIG Consumer Finance       AIG Property Casualty    Aircraft 32A-3147 Inc.   Aircraft 73B-31127 Inc.  Aircraft B767 29388
Group, Inc.                International, LLC                                                         Inc.

AIG Credit (Europe)        AIG Property Casualty    Aircraft 32A-3148 Inc.   Aircraft 73B-32796 Inc.  Aircraft Lotus Inc.
Corporation                U.S., Inc.

AIG Credit Corp.           AIG Real Estate          Aircraft 32A-579 Inc.    Aircraft 73B-32841 Inc.  Aircraft SPC-12, Inc.
                           Investment &
                           Management Co. (P.R.),
                           Inc.

AIG Direct Insurance       AIG Realty, Inc.         Aircraft 32A-585 Inc.    Aircraft 73B-33220 Inc.  Aircraft SPC-14, Inc.
Services, Inc.

AIG Employee Services,     AIG Relocation, Inc.     Aircraft 32A-645 Inc.    Aircraft 73B-38821 Inc.  Aircraft SPC-3, Inc.
Inc.

AIG Equipment Finance      AIG S1, Inc.             Aircraft 32A-726 Inc.    Aircraft 73B-41794 Inc.  Aircraft SPC-4, Inc.
Holdings, Inc.

AIG FCOE, Inc.             AIG Securities Lending   Aircraft 32A-760 Inc.    Aircraft 73B-41796 Inc.  Aircraft SPC-8, Inc.
                           Corp. (fka AIG Glbl
                           Sec Lend)

AIG Federal Savings        AIG Shared Services      Aircraft 32A-775 Inc.    Aircraft 73B-41806 Inc.  Aircraft SPC-9, Inc.
Bank                       Corporation

AIG Financial Advisor      AIG Shared Services      Aircraft 32A-782 Inc.    Aircraft 73B-41815 Inc.  AIU Insurance
Services, Inc.             Corporation--                                                              Company
                           Management Service

--------------------------------------------------------------------------------
52 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2014 and 2013 and for years ended December 31, 2014, 2013 and 2012.

AMERICAN HOME ASSURANCE COMPANY
Statutory Basis Financial Statements
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
        COMPANY                  COMPANY                   COMPANY                   COMPANY                 COMPANY
----------------------------------------------------------------------------------------------------------------------------
Akita, Inc.              Delos Aircraft Inc.       Interlease Aircraft       SA Investment Group,     United Guaranty
                                                   Trading Corporation       Inc.                     Mortgage Insurance
                                                                                                      Company of North
                                                                                                      Carolina

AM Holdings LLC          Design Professionals      Interlease Management     SAAHP GP Corp.           United Guaranty
                         Association Risk          Corporation                                        Partners Insurance
                         Purchasing Group, Inc.                                                       Company

Ambler Holding Corp.     DIL/SAHP Corp.            International Lease       SAFG Retirement          United Guaranty
                                                   Finance Corporation       Services, Inc.           Residential Insurance
                                                                                                      Company

American Athletic Club,  DirectDME, Inc.           Intrepid Security, Inc.   SagePoint Financial,     United Guaranty
Inc.                                                                         Inc. (fka AIG Fin        Residential Insurance
                                                                             Advisors)                Company of North
                                                                                                      Carolina

American General         Eaglestone Reinsurance    Iris Energy Holding LP    SAI Deferred             United Guaranty
Annuity Service          Company                   (FMLY Iris Energy         Compensation             Services, Inc.
Corporation                                        Hold Corp.)               Holdings, Inc.

American General         Eastgreen, Inc.           Klementine Holdings,      SCSP Corp.               VALIC Financial
Assignment Corporation                             Inc.                                               Advisors, Inc.

American General         Euclid Aircraft, Inc.     Klementine Leasing,       Service Net Solutions    VALIC Retirement
Assignment Corporation                             Inc.                      of Florida, LLC          Services Company
of New York

American General         F 2000, Inc.              Knickerbocker             Service Net Warranty,    Vision2020 Wealth
Bancassurance Services,                            Corporation               LLC                      Management Corp.
Inc.

American General Center  FALCON-116 (UTAH)         Lexington Insurance       Sierra US Leasing, Inc.  Webatuck Corp.
                         Trust                     Company

American General         Financial Service         Livetravel, Inc.          Spicer Energy LLC        Western National
Insurance Agency, Inc.   Corporation                                                                  Marketing Group, Inc.

American General         First Mortgage            Macori, Inc. [Texas]      Spicer Holding Corp.     Whitney US Leasing,
International, Inc.      Insurance Company                                                            Inc.

American General         Fleet Solutions           Maksin Management         States Aircraft, Inc.    Woodbury Financial
Investment Management    Holdings Inc.             Corporation                                        Services, Inc.
Corporation

American General Realty  Flying Fortress Inc.      Medical Excess            SubGen NT, Inc.
Investment Corporation                             Insurance Services, Inc.

American Home            Flying Fortress           MG Reinsurance            SunAmerica Affordable
Assurance Company        Investments Inc.          Limited                   Housing Partners, Inc.

American International   Flying Fortress US        MIP Mezzanine, LLC        SunAmerica Capital
Facilities Management,   Leasing Inc.                                        Services, Inc.
Inc.

American International   Forest SAHP Corp.         MIP PE Holdings, LLC      SunAmerica Fund
Group, Inc.                                                                  Services, Inc.

American International   FQA, LLC                  Morefar Marketing, Inc.   SunAmerica Retirement
Realty Corp.                                                                 Markets, Inc.

American International   FSC Agency, Inc.          Mt. Mansfield             Team Classic Golf
Reinsurance Company,                               Company, Inc.             Services, Inc.
Ltd.

Apollo Aircraft Inc.     FSC Securities            National Union Fire       Temescal Aircraft Inc.
                         Corporation               Insurance Company of
                                                   Pittsburgh, Pa.

Applewood Funding Corp.  G4.00.01 US7004P2         National Union Fire       The Gulf Agency, Inc.
                                                   Insurance Company of
                                                   Vermont

Barnegat Funding Corp.   Global Loss Prevention,   New England Sports,       The Insurance
                         Inc.                      Recreation &              Company of the State of
                                                   Entertainment RPG,        Pennsylvania
                                                   Inc.

CABREA, Inc.             Grand Savannah SAHP       New Hampshire             The Variable Annuity
                         Corp.                     Insurance Company         Life Insurance
                                                                             Company

Charleston Bay SAHP      Grand Staircase Aircraft  New Hampshire             Top Aircraft, Inc.
Corp.                    Inc.                      Insurance Services, Inc.

Charmlee Aircraft Inc.   Granite State Insurance   Park Topanga Aircraft     Travel Guard Group,
                         Company                   Inc.                      Inc.

Chartis Bonfire          Health Direct, Inc.       Pearce & Pearce, Inc.     Travel Guard
Corporation                                                                  Worldwide, Inc.

Chartis Excess Limited   Hyperion Aircraft         Pelican 35302, Inc.       UG Corporation
                         Financing Inc.

Chartis Iraq, Inc.       Hyperion Aircraft Inc.    Pine Street Brokers       UG Shared Services,
                                                   Corp.                     Inc.

Chartis Latin America    ILFC Aviation             Pine Street Real Estate   United Guaranty
Investments, LLC         Consulting, Inc.          Holdings Corp.            Commercial Insurance
                                                                             Company of North
                                                                             Carolina

Chartis Libya, Inc.      ILFC Dover, Inc.          Prairie SAHP Corp.        United Guaranty
                                                                             Corporation

Chartis Memsa Holdings,  ILFC Holdings, Inc.       Risk Specialists          United Guaranty Credit
Inc.                                               Companies Insurance       Insurance Company
                                                   Agency, Inc.

Commerce and Industry    ILFC Volare, Inc.         Risk Specialists          United Guaranty
Insurance Company                                  Companies, Inc.           Insurance Company

--------------------------------------------------------------------------------
53 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2014 and 2013 and for years ended December 31, 2014, 2013 and 2012.

AMERICAN HOME ASSURANCE COMPANY
Statutory Basis Financial Statements
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

9. CAPITAL AND SURPLUS, DIVIDEND RESTRICTIONS AND QUASI-REORGANIZATIONS
--------------------------------------------------------------------------------

A. Common Stock
--------------------------------------------------------------------------------
In 2014 the Company increased the par value of its common stock from $11.5065 per share to $17.00 per share at the time it received $1,302,500 in capital from its immediate parent. As a result of this transaction, American Home's common capital stock was increased by $9,312 and its gross paid in and contributed surplus was increased by $1,293,187. The transaction was approved by American Home's board of directors and NY DFS. Refer to Note 6A for more details on the Pooling Restructure Transaction.

B. Dividend Restrictions
--------------------------------------------------------------------------------
Under New York law, the Company may pay cash dividends only from Unassigned surplus determined on a statutory basis.

New York domiciled companies are restricted (on the basis of the lower of 10 percent of statutory earned surplus, adjusted for special surplus items, as of December 31, 2014, or 100 percent of adjusted net investment income for the preceding thirty-six month period ended December 31, 2014) as to the amount of dividends they may declare or pay in any twelve-month period without the prior approval of the NY DFS. The maximum dividend amount the Company can pay in 2015 is $724,524 without the prior approval of the NY DFS.

Other than the limitations above, there are no restrictions placed on the portion of Company profits that may be paid as ordinary dividends to the stockholder. The Company has agreed to provide advance notice to the NY DFS of
(i) any proposed transactions between the Company and AIG or an AIG affiliate not in the ordinary course of business, and (ii) any proposed dividend declarations or distributions.

The Company paid the following dividends during 2014 and 2013:

-----------------------------------------------------------------------------------
            2014                                               STATE APPROVAL
-------------------------------                             -----------------------
          DATE PAID              AMOUNT   TYPE OF DIVIDEND  REQUIRED    OBTAINED
-----------------------------------------------------------------------------------
          4/1/2014             $  233,554  EXTRAORDINARY      YES         YES
         12/19/2014               150,000  EXTRAORDINARY      YES         YES
-----------------------------------------------------------------------------------
            TOTAL              $  383,554
-----------------------------------------------------------------------------------

-----------------------------------------------------------------------------------
            2013                                               STATE APPROVAL
-------------------------------                             -----------------------
          DATE PAID              AMOUNT   TYPE OF DIVIDEND  REQUIRED    OBTAINED
-----------------------------------------------------------------------------------
           Various             $      524    Ordinary         No      Not required
          3/19/2013                77,000    Ordinary         No      Not required
          4/1/2013                 23,000    Ordinary         No      Not required
          5/13/2013               180,000    Ordinary         No      Not required
          9/1/2013                394,435  Extraordinary      Yes         Yes
          9/6/2013                220,000    Ordinary         Yes         Yes
          9/30/2013               320,000  Extraordinary      Yes         Yes
-----------------------------------------------------------------------------------
            TOTAL              $1,214,959
-----------------------------------------------------------------------------------

--------------------------------------------------------------------------------
54 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2014 and 2013 and for years ended December 31, 2014, 2013 and 2012.

AMERICAN HOME ASSURANCE COMPANY
Statutory Basis Financial Statements
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

C. Capital & Surplus
--------------------------------------------------------------------------------
Changes in balances of special surplus funds are due to adjustments in the amounts of reserves transferred under retroactive reinsurance agreements and when cash recoveries exceed the consideration paid.

The portion of Unassigned surplus at December 31, 2014 and 2013 represented or reduced by each item below is as follows:

------------------------------------------------------------------------------------------
                                                                 AS ADJUSTED*
YEARS ENDED DECEMBER 31,                                 2014        2013         2013
------------------------------------------------------------------------------------------
Unrealized gains and losses (net of taxes)            $ 191,706  $   237,471  $    27,943
Nonadmitted asset values                               (412,681)  (1,143,851)  (1,167,295)
Provision for reinsurance                               (60,702)     (57,751)     (57,751)

* As Adjusted includes SSAP 3 prior year adjustments

The Company exceeded minimum RBC requirements at both December 31, 2014 and 2013.

With the approval of the NY DFS, American Home executed a quasi-reorganization effective March 31, 2012; which restated Gross Paid-in and Contributed Surplus to Unassigned surplus. The impact of the quasi reorganization is as follows:

---------------------------------------------------------------------------------------
                               Change in Gross Paid-in and
                               Contributed Surplus         Change in Unassigned surplus
---------------------------------------------------------------------------------------
2012                                   $(1,000,000)                 $1,000,000
---------------------------------------------------------------------------------------

10.CONTINGENCIES
--------------------------------------------------------------------------------

A. Legal Proceedings
--------------------------------------------------------------------------------
The Company is involved in various legal proceedings incident to the operation of its business. Such proceedings include claims litigation in the normal course of business involving disputed interpretations of policy coverage. Other proceedings in the normal course of business include allegations of underwriting errors or omissions, bad faith in the handling of insurance claims, employment claims, regulatory activity, and disputes relating to the Company's business ventures and investments.

Other legal proceedings include the following:

Workers' Compensation Residual Market Assessment: In April 2007, the National Association of Insurance Commissioners (NAIC) formed a Settlement Review Working Group, directed by the State of Indiana, to review the Workers' Compensation Residual Market Assessment portion of the settlement between AIG, the Office of the New York Attorney General, and the New York State Department of Insurance. In late 2007, the Settlement Review Working Group, under the direction of Indiana, Minnesota and Rhode Island, recommended that a multi-state targeted market conduct examination focusing on workers' compensation insurance be commenced under the direction of the NAIC's Market Analysis Working Group. AIG was informed of the multi-state targeted market conduct examination in January 2008. The lead states in the multi-state examination were Delaware, Florida, Indiana, Massachusetts, Minnesota, New York, Pennsylvania and Rhode Island. All other states (and the District of Columbia) agreed to participate in the multi-state examination. The examination focused on legacy issues related to certain AIG entities' writing and reporting of workers compensation insurance between 1985 and 1996.

--------------------------------------------------------------------------------
55 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2014 and 2013 and for years ended December 31, 2014, 2013 and 2012.

AMERICAN HOME ASSURANCE COMPANY
Statutory Basis Financial Statements
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

On December 17, 2010, AIG and the lead states reached an agreement to settle all regulatory liabilities arising out of the subjects of the multistate examination. This regulatory settlement agreement, which was agreed to by all 50 states and the District of Columbia, included, among other terms, (i) AIG's payment of $100 million in regulatory fines and penalties; (ii) AIG's payment of $46.5 million in outstanding premium taxes and assessments; (iii) AIG's agreement to enter into a compliance plan describing agreed-upon specific steps and standards for evaluating AIG's ongoing compliance with state regulations governing the setting of workers' compensation insurance premium rates and the reporting of workers compensation premiums; and (iv) AIG's agreement to pay up to $150 million in contingent fines in the event that AIG fails to comply substantially with the compliance plan requirements. In furtherance of the compliance plan, the agreement provided for a monitoring period from May 29, 2012 to May 29, 2014 leading up to a compliance plan examination. After the close of the monitoring period, as part of preparation for the actual conduct of the compliance plan examination, on or about October 1, 2014, AIG and the lead states agreed upon corrective action plans to address particular issues identified during the monitoring period. The compliance plan examination is ongoing. There can be no assurance that the result of the compliance plan examination will not result in a fine, have a material adverse effect on AIG's ongoing operations or lead to civil litigation.

Accident and Health: In connection with the previously disclosed multi-state examination of certain accident and health products, including travel products, issued by National Union, AIG PC, on behalf of itself, National Union, and certain of AIG PC's insurance and non-insurance companies (collectively, the parties) entered into a Regulatory Settlement Agreement with regulators from 50 U.S. jurisdictions effective November 29, 2012. Under the agreement, and without admitting any liability for the issues raised in the examination, the parties (i) paid a civil penalty of $50 million, (ii) entered into a corrective action plan describing agreed-upon specific steps and standards for evaluating the parties' ongoing compliance with laws and regulations governing the issues identified in the examination, and (iii) agreed to pay a contingent fine in the event that the parties fail to satisfy certain terms of the corrective action plan. National Union and other AIG companies are also currently subject to civil litigation relating to the conduct of their accident and health business, and may be subject to additional litigation relating to the conduct of such business from time to time in the ordinary course. There can be no assurance that any regulatory action resulting from the issues identified will not have a material adverse effect on AIG's ongoing operations of the business subject to the agreement, or on similar business written by other AIG carriers.

Caremark Litigation: AIG, National Union Fire Insurance Company of Pittsburgh, Pa. and AIG Specialty Insurance Company (f/k/a American International Specialty Lines Insurance Company) (collectively, the "AIG Defendants") have been named defendants in two putative class actions in state court in Alabama that arise out of the 1999 settlement of class and derivative litigation involving Caremark Rx, Inc. ("Caremark"). The plaintiffs in the second-filed action intervened in the first-filed action, and the second-filed action was dismissed. An excess policy issued by a subsidiary of AIG with respect to the 1999 litigation was expressly stated to be without limit of liability. In the current actions, plaintiffs allege that the judge approving the 1999 settlement was misled as to the extent of available insurance coverage and would not have approved the settlement had he known of the existence and/or unlimited nature of the excess policy. They further allege that AIG, its subsidiaries, and Caremark are liable for fraud and suppression for misrepresenting and/or concealing the nature and extent of coverage.

The complaints filed by the plaintiffs and the intervenors request compensatory damages for the 1999 class in the amount of $3.2 billion, plus punitive damages. The AIG Defendants deny the allegations of fraud and suppression, assert that information concerning the excess policy was publicly disclosed months prior to the approval of the settlement, that the claims are barred by the statute of limitations, and that the statute cannot be tolled in light of the public disclosure of the excess coverage. The plaintiffs and intervenors, in turn, have asserted that the disclosure was insufficient to inform them of the nature of the coverage and did not start the running of the statute of limitations.

On August 15, 2012, the trial court entered an order granting plaintiffs' motion for class certification, and on September 12, 2014, the Alabama Supreme Court affirmed that order. AIG and the other defendants petitioned for rehearing of that decision and that petition was denied on February 27, 2015. The matter will return to the trial court for general discovery (which has not yet commenced) and adjudication of the merits. The Company is unable to reasonably estimate the possible loss or range of losses, if any, arising from the litigation.

Other Proceedings: AIG is also subject to various legal proceedings which have been disclosed in AIG's periodic filings under the Securities Exchange Act of 1934, as amended, in which the Company is not named as a party, but whose outcome may nonetheless adversely affect the Company's financial position or results of operation.

--------------------------------------------------------------------------------
56 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2014 and 2013 and for years ended December 31, 2014, 2013 and 2012.

AMERICAN HOME ASSURANCE COMPANY
Statutory Basis Financial Statements
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

Except as may have been otherwise noted above with respect to specific matters, the Company cannot predict the outcome of the matters described above, reasonably estimate the potential costs related to these matters, or determine whether other AIG subsidiaries, including the Company, would have exposure to proceedings in which they are not named parties by virtue of their participation in an intercompany pooling arrangement. In the opinion of management, except as may have been otherwise noted above with respect to specific matters, the Company's ultimate liability for the matters referred to above is not likely to have a material adverse effect on the Company's financial position, although it is possible that the effect would be material to the Company's results of operations for an individual reporting period.

B. Leases
--------------------------------------------------------------------------------
Lease expenses are allocated to the Company based upon the percentage of space occupied with the final share of cost based upon its percentage participation in the Combined Pool.

C. Other Commitments
--------------------------------------------------------------------------------
As part of its hedge fund, private equity and real estate equity portfolio investments, as of December 31, 2014, the Company may be called upon for additional capital investments of up to $416,690.

The Company may also be called upon for an additional $7,046 in connection with guarantees related to its real estate equity investments.

In connection with its inter-company reinsurance program with AIG South Africa Limited, the Company contracted with The Standard Bank of South Africa Limited to issue a standby letter of credit to AIG South Africa Limited that secures the Company's reinsurance payment obligations up to ZAR 1,200,000 (USD equivalent of $103,712). The Company agreed to reimburse the bank for any amounts paid by the bank under the stand by letter of credit.

As of December 31, 2014 and 2013, the product warranty liability balance for the Company was $17,180 and $64,837, respectively.

D. Guarantees
--------------------------------------------------------------------------------
The Company has issued guarantees whereby it unconditionally and irrevocably guaranteed all present and future obligations and liabilities arising from the policies of insurance issued by certain insurers who, as of the guarantee issue date, were members of the AIG holding company group. The guarantees were provided in order to secure or maintain the guaranteed companies' rating status issued by certain rating agencies. The Company would be required to perform under the guarantee in the event that a guaranteed entity failed to make payments due under policies of insurance issued during the period of the guarantee. The Company has not been required to perform under any of the guarantees. The Company remains contingently liable for all policyholder obligations associated with insurance policies issued by the guaranteed entity during the period in which the guarantee was in force.

Each guaranteed entity has reported total assets in excess of its liabilities and the majority have invested assets in excess of their direct (prior to reinsurance) policyholder liabilities. Additionally, the Company is party to an agreement with AIG whereby AIG has agreed to make any payments due under the guarantees in the Company's place and stead. Furthermore, for any former affiliate that has been sold, the purchaser has provided the Company with hold harmless agreements relative to the guarantee of the divested affiliate. Accordingly, management believes that the likelihood of payment under any of the guarantees is remote.

--------------------------------------------------------------------------------
57 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2014 and 2013 and for years ended December 31, 2014, 2013 and 2012.

AMERICAN HOME ASSURANCE COMPANY
Statutory Basis Financial Statements
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

The following schedule sets forth the effective and termination dates (agreements with guarantees in run off), of each guarantee, the amount of direct policyholder obligations guaranteed, the invested assets and policyholder surplus for each guaranteed entity as of December 31, 2014:

                                                                    POLICYHOLDER                  ESTIMATED  POLICYHOLDERS'
                                                            DATE    OBLIGATIONS @ INVESTED ASSETS   LOSS @      SURPLUS
GUARANTEED COMPANY                           DATE ISSUED TERMINATED  12/31/2014    @ 12/31/2014   12/31/2014   12/31/2014
---------------------------------------------------------------------------------------------------------------------------
21st Century Advantage Insurance
Company (f/k/a AIG Advantage
Insurance Company )                     *    12/15/1997   8/31/2009 $      1,582   $     28,476       $-      $    28,356
21st Century North America Insurance
Company (f/k/a American International
Insurance Company )                     *     11/5/1997   8/31/2009       29,694        557,442        -          545,022
21st Century Pinnacle Insurance
Company (f/k/a American International
Insurance Company of New Jersey)        *    12/15/1997   8/31/2009        3,307         42,131        -           41,401
21st Century Superior Insurance
Company (f/k/a American International
Insurance Company of California, Inc.)  *    12/15/1997   8/31/2009           25         30,237        -           29,891
AIG Edison Life Insurance Company
(f/k/a GE Edison Life Insurance
Company)                                **    8/29/2003   3/31/2011    7,733,081     82,426,475        -        2,328,737
American General Life and Accident
Insurance Company                       +++    3/3/2003   9/30/2010    7,853,922    158,565,284        -        9,166,744
American General Life Insurance
Company                                        3/3/2003  12/29/2006   31,229,198    158,565,284        -        9,166,744
American International Assurance
Company (Australia) Limited             #     11/1/2002  10/31/2010      443,000      1,799,000        -          574,000
Chartis Europe, S.A. (f/k/a AIG
Europe, S.A.)                           ++++  9/15/1998  12/31/2012    4,513,447     13,807,304        -        5,406,154
Chartis Seguros Mexico SA (f/k/a AIG
Mexico Seguros Interamericana, S.A.
de C.V.)                                ##   12/15/1997           -      211,808        115,107        -           82,537
Chartis UK (f/k/a Landmark Insurance
Company, Limited (UK))                  ++++   3/2/1998  11/30/2007      407,944     13,807,304        -        5,406,154
Farmers Insurance Hawaii (f/k/a AIG
Hawaii Insurance Company, Inc.)         *     11/5/1997   8/31/2009        5,250         88,474        -           83,869
Lloyd's Syndicate 1414 (Ascot
Corporate Name)                               1/20/2005  10/31/2007       25,143        653,453        -          107,332
SunAmerica Annuity and Life
Assurance Company (Anchor National
Life Insurance Company)                 +++    1/4/1999  12/29/2006   12,391,218    158,565,284        -        9,166,744
SunAmerica Life Insurance Company       +++    1/4/1999  12/29/2006    6,117,702    158,565,284        -        9,166,744
The United States Life Insurance
Company in the City of New York                3/3/2003   4/30/2010    4,527,366     27,459,735        -        2,008,834
The Variable Annuity Life Insurance
Company                                        3/3/2003  12/29/2006   49,279,673     76,393,389        -        3,618,076
---------------------------------------------------------------------------------------------------------------------------
TOTAL                                                               $124,773,361   $851,469,661       $-      $56,927,338
---------------------------------------------------------------------------------------------------------------------------

* The guaranteed company was formerly part of AIG's Personal Auto Group and was sold on July 1, 2009 to Farmers Group, Inc., a subsidiary of Zurich Financial Services Group ("ZFSG"), n/k/a Zurich Insurance Company Limited. As part of the sale, ZFSG issued a hold harmless agreement to the Company with respect to its obligations under this guarantee.
** AIG Edison Life Insurance Company ("Edison") was sold by AIG to Prudential Financial, Inc. ("PFI") on February 1, 2011.As part of the sale, PFI provided the Company with a hold harmless agreement with respect to its obligations under this guarantee. Edison merged into Gibraltar Life Insurance Co., Ltd. ("GLIC") on January 1, 2012. The policyholder obligations disclosed represent those of the guaranteed entity as of December 31, 2014. Invested assets and policyholders' surplus disclosed represent the amount reported by GLIC as of December 31, 2014.
+++ The guaranteed companies were formerly a subsidiary of AIG. In previous years, AIA provided the direct policyholders obligations as of each year end. However, starting in 2014, AIA declined to provide financial information relative to these guarantees. The financial information reflects amounts as of December 31, 2012, at which time the guaranteed entities had invested assets in excess of direct policyholders' obligations and were in a positive surplus position. The guaranteed policyholder obligations will decline as the policies expire. Additionally, the guaranteed entities have an insurer financial strength rating for 2014 of "AA-" from Standard & Poor's.

--------------------------------------------------------------------------------
58 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2014 and 2013 and for years ended December 31, 2014, 2013 and 2012.

AMERICAN HOME ASSURANCE COMPANY
Statutory Basis Financial Statements
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

++++ The policyholder obligations, invested assets and policyholders' surplus disclosed represents those of the guaranteed entity as of September 30, 2014.
# The guaranteed company merged into American General Life Insurance Company effective December 31, 2012. The policyholder obligations disclosed represent those of the guaranteed entity. Invested assets and policyholders' surplus disclosed represent the amount reported by American General Life Insurance Company as of December 31, 2014.
## The guaranteed companies merged into AIG Europe Limited (AEL) (f/k/a Chartis Europe Limited) effective December 1, 2012.The policyholder obligations disclosed represent those of the guaranteed entity as of November 30, 2013. Invested assets and policyholders' surplus disclosed represents the amount reported by AEL as November 30, 2014.

E. Joint and Several Liabilities
--------------------------------------------------------------------------------
AIU and American Home are jointly and severally obligated to policyholders of their former Japan branches, in connection with transfers of the business of those Japan branches to Japan-domiciled affiliates in 2013 and 2014, respectively. Under the terms of the transfer agreement, the Japan affiliates are financially responsible for 100% of the obligations associated with such policies, and the Company's management expects such affiliates to satisfy their obligation. The Company carries no reserves with respect to any contingent liabilities, if the affiliates would fail to satisfy the obligations. As of December 31, 2014, the Japanese affiliates carried $102,312 of loss reserves in respect of such policies. If the Japan affiliates were to fail to satisfy their obligations, the Company's share of the aggregate exposure under the pooling agreement is $74,184.

Each member of the Combined Pool is also jointly and severally obligated to the other pool members, in proportion to their pool share, in the event any other pool member fails.

11.OTHER SIGNIFICANT MATTERS
--------------------------------------------------------------------------------

A. Other Assets
--------------------------------------------------------------------------------
As of December 31, 2014 and 2013, other admitted assets as reported in the accompanying Statements of Admitted Assets were comprised of the following balances:

-------------------------------------------------------
OTHER ADMITTED ASSETS                   2014     2013
-------------------------------------------------------
Deposit accounting assets                9,297   16,971
Guaranty funds receivable on deposit     6,348    7,047
Loss funds on deposit                   40,208   51,570
Other assets                            85,008   74,395
-------------------------------------------------------
TOTAL OTHER ADMITTED ASSETS           $140,861 $149,983
-------------------------------------------------------

--------------------------------------------------------------------------------
59 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2014 and 2013 and for years ended December 31, 2014, 2013 and 2012.

AMERICAN HOME ASSURANCE COMPANY
Statutory Basis Financial Statements
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

B. Other Liabilities
--------------------------------------------------------------------------------
As of December 31, 2014 and 2013, other liabilities as reported in the accompanying Statements of Liabilities, Capital and Surplus were comprised of the following balances:

----------------------------------------------------------------------------------
OTHER LIABILITIES                                                2014      2013
----------------------------------------------------------------------------------
Accounts payable                                               $  4,050  $ 43,367
Accrued retrospective premiums                                   27,445    44,075
Advance premiums                                                      -     5,147
Amounts withheld or retained by company for account of others     2,951     3,797
Deferred commission earnings                                     32,996    25,900
Deposit accounting liabilities                                   63,649    91,911
Deposit accounting liabilities-funds held                             -     2,015
Liability for pension and severance pay                               -    15,254
Policyholder funds on deposit                                         -    14,735
Remittances and items not allocated                              13,575    25,287
Retroactive reinsurance payable                                     164       158
Retroactive reinsurance reserves-ceded                           (9,564)   (9,259)
Servicing carrier liability                                       3,477     4,962
Escrow funds (NICO)                                              34,511    29,946
Other accrued liabilities                                       195,842   241,819
----------------------------------------------------------------------------------
TOTAL OTHER LIABILITIES                                        $369,096  $539,114
----------------------------------------------------------------------------------

C. Other (Expense) Income
--------------------------------------------------------------------------------
For the years ended December 31, 2014, 2013 and 2012, other (expense) income as reported in the accompanying Statements of Operations and Changes in Capital and Surplus were comprised of the following balances:

------------------------------------------------------------------------------
OTHER (EXPENSE) INCOME                             2014      2013      2012
------------------------------------------------------------------------------
Other income                                     $ 18,654  $ 22,740  $ 43,336
Fee income on deposit programs                      3,893     7,089     6,641
Equities and deposits in pools and associations     6,180        (5)       39
Interest expense on reinsurance program           (39,522)  (38,802)  (39,541)
Foreign exchange gain (loss)                            -       153       225
------------------------------------------------------------------------------
TOTAL OTHER (EXPENSE) INCOME                     $(10,795) $ (8,825) $ 10,700
------------------------------------------------------------------------------

--------------------------------------------------------------------------------
60 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2014 and 2013 and for years ended December 31, 2014, 2013 and 2012.

AMERICAN HOME ASSURANCE COMPANY
Statutory Basis Financial Statements
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

D. Non- Cash items
--------------------------------------------------------------------------------
For the years ended December 31, 2014, 2013 and 2012, the amounts reported in the Statements of Cash Flow are net of the following non-cash items:

--------------------------------------------------------------------------------------------------
NON-CASH TRANSACTIONS                                                2014        2013      2012
--------------------------------------------------------------------------------------------------
CAPITAL CONTRIBUTION FROM PARENT:
Tax Sharing Agreement                                            $    21,494  $       -  $ 52,613
Pooling Restructure Transaction                                    1,301,890          -         -
   Other                                                                   -          -     1,637
DIVIDENDS TO PARENT:
   Securities                                                       (233,553)         -   (48,411)
   Other                                                                   -   (395,483)  (18,716)
LOSS PORTFOLIO TRANSFER:
   Premiums collected                                                      -   (220,140)    8,083
   Benefit and loss related payments                                  68,784   (592,647)   58,384
   Funds held                                                        (75,782)         -   (66,467)
   Securities                                                              -     35,446         -
   Other                                                               6,998    777,341         -
POOLING RESTRUCTURE TRANSACTION:
   Premiums collected                                                562,004          -         -
   Miscellaneous expense (income)                                     51,134          -         -
   Benefit and loss related payments                               1,091,450          -         -
   Commission and other expense paid                                 284,095          -         -
   Net deposit on deposit-type contracts and other insurance         (12,835)         -         -
   Other                                                          (1,975,848)         -         -
JAPAN BRANCH TRANSFER:
   Premiums collected                                               (391,829)         -         -
   Net investment income                                               2,002          -         -
   Benefit and loss related payments                                (135,804)         -         -
   Commission and other expense paid                                 (26,283)         -         -
   Securities                                                        794,089          -         -
   Other                                                              (8,622)         -         -
--------------------------------------------------------------------------------------------------

12.SUBSEQUENT EVENTS
--------------------------------------------------------------------------------
Subsequent events have been considered through April 28, 2015 for these Financial Statements issued on April 28, 2015.

Type I - Recognized Subsequent Events:

None

Type II - Nonrecognized Subsequent Events:

During 2015, NYDFS approved an extraordinary dividend declaration of $600,000. The dividends were paid on February 2, 2015.

On April 1, 2015, the Company issued a promissory note with a face amount of $121,697 to AIU in relation to the purchase of AIG China. AIU distributed the promissory note within the AIG group of companies, and eventually the promissory note was received by the Company as a capital contribution.

--------------------------------------------------------------------------------
61 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2014 and 2013 and for years ended December 31, 2014, 2013 and 2012.

                                GUP AND GTS-VA

                           PART C. OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a)       Financial Statements:

    (i)   Audited Financial Statements--The Variable Annuity Life Insurance
          Company
          Report of Independent Registered Public Accounting Firm
          Consolidated Balance Sheets
          Consolidated Statements of Income (Loss)
          Consolidated Statements of Comprehensive Income (Loss)
          Consolidated Statements of Shareholder's Equity
          Consolidated Statements of Cash Flows
          Notes to the Consolidated Financial Statements

    (ii) Audited Financial Statements--The Variable Annuity Life Insurance Company Separate Account A
          Report of Independent Registered Public Accounting Firm
          Statement of Assets and Liabilities
          Statement of Operations
          Schedule of Portfolio Investments
          Statement of Changes in Net Assets
          Notes to the Financial Statements

    (iii) Statutory Financial Statements--American Home Assurance Company Report of Independent Auditors
          Statements of Admitted Assets
          Statements of Liabilities, Capital and Surplus
          Statements of Income and Changes in Capital and Surplus
          Statements of Cash Flow
          Notes to the Statutory Basis Financial Statements

(b) Exhibits

    1(a). Resolutions adopted by The Variable Annuity Life Insurance Company Board of Directors at its Annual Meeting of April 18, 1979 establishing The Variable Annuity Life Insurance Company Separate Account A. (1)

    1(b). Restated Resolutions dated September 1, 2002, adopted by unanimous written consent of Executive Committee of The Variable Annuity Life Insurance Company Board of Directors. (4)

    2.       Not Applicable.

    3(a). Amended and Restated Distribution Agreement between The Variable Annuity Life Insurance Company and American General Distributors, Inc., effective January 1, 2002. (11)

    3(b). Amendment No. 1 to Amended and Restated Distribution Agreement between The Variable Annuity Life Insurance Company and AIG Capital Services, Inc. (formerly American General Distributors, Inc.), dated as of April 30, 2015. (11)

    4(a).    Form of Group Annuity Contract (Form GTS-VA-1). (1)

    4(b).    Form of Group Annuity Contract (Form GUP-64). (1)

    4(c).    Form of Group Annuity Contract (Form GUP-74). (1)

    5(a). Form of Application for Annuity Contract Forms IFA-582, GFA-582, GUP 64/74 and GTSVA. (1)

    5(b). Form of Group Master Application for Group Unit Purchase Annuity (GUP 64/74). (1)

    5(c).    Form of Endorsement to Nonqualified Deferred Compensation Plan. (3)

    6(a). Copy of Amended and Restated Articles of Incorporation of The Variable Annuity Life Insurance Company effective as of April 28, 1989. (1)

    6(b). Copy of Amendment Number One to Amended and Restated Articles of Incorporation of The Variable Annuity Life Insurance Company as amended through April 28, 1989, effective March 28, 1990. (1)

    6(c). Copy of Amended and Restated Bylaws of The Variable Annuity Life Insurance Company as amended through August 3, 2006. (7)

    7.       Not Applicable.

    8(a). General Guarantee Agreement between The Variable Annuity Life Insurance Company and American Home Assurance Company. (5)

    8(b). Notice of Termination of General Guarantee Agreement as published in the Wall Street Journal on November 24, 2006. (8)

    8(c)(i) Amended and Restated Unconditional Capital Maintenance Agreement Between American International Group, Inc. and The Variable Annuity Life Insurance Company effective February 18, 2014. (9)

    8(c)(ii) CMA Termination Agreement effective October 31, 2014. (10)

    9(a).    Opinion and consent of counsel for Depositor. (6)

    9(b). Opinion of Counsel and Consent of Sullivan & Cromwell LLP, Counsel to American Home Assurance Company. (6)

    10. Consent of Independent Registered Public Accounting Firm - PricewaterhouseCoopers, LLP. (Filed herewith)

    11.      Not Applicable.

    12.      Not Applicable.

    13.      Calculation of standard and nonstandard performance information.
             (2)

    14(a). Powers of Attorney--The Variable Annuity Life Insurance Company. (Filed herewith)

    14(b).   Powers of Attorney--American Home Assurance Company. (12)

    15. Supplemental Information Form which discloses Section 403(b)(11) withdrawal restrictions as set forth in a no-action letter issued by the SEC on November 28, 1988, and which form requires the signed acknowledgement of participants who purchase Section 403(b) annuities with regard to these withdrawal restrictions. (1)
--------
/(1)/ Incorporated by reference to Post-Effective Amendment No. 17 to Form N-4
      Registration Statement (File No.033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on April 26, 2000, Accession No. 0000950129-00-001969.

/(2)/ Incorporated by reference to Post-Effective Amendment No. 51 to Form N-4
      Registration Statement (File No. 002-32783/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on April 18, 1997, accession number 0000950129-97-001637.

/(3)/ Incorporated by reference to Post-Effective Amendment No. 54 to Form N-4
      Registration Statement (File No. 002-32783/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on April 28, 2000, accession number 0000950129-00-002030.

/(4)/ Incorporated by reference to Post-Effective Amendment No. 57 to Form N-4
      Registration Statement (File No. 002-32783/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on April 30, 2003, accession number 0000950129-03-002382.

/(5)/ Incorporated by reference to Post-Effective Amendment No. 62 to Form N-4
      Registration Statement (File No. 002-32783/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on August 12, 2005, accession number 0000354912-05-000048.

/(6)/ Incorporated by reference to Post-Effective Amendment No. 64 to Form N-4
      Registration Statement (File No. 002-32783/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on October 25, 2005, accession number 0000950129-05-010058.

/(7)/ Incorporated by reference to Initial Form N-4 Registration Statement
      (File No. 333-137942/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on October 11, 2006, accession number 0001193125-06-206012.

/(8)/ Incorporated by reference to Post-Effective Amendment No. 67 to Form N-4
      Registration Statement (File No. 002-32783/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on May 1, 2007, accession number 0000950134-07-009700.

/(9)/ Incorporated by reference to Post-Effective Amendment No. 74 to Form N-4
      Registration Statement (File No. 002-32783/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on April 30, 2014, accession number 0001193125-14-172668.

/(10)/Incorporated by reference to Post-Effective Amendment No. 45 to Form N-4
      Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on December 23, 2014, Accession No. 0001193125-14-452203.

/(11)/Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4
      Registration Statement (File No. 333-201800/81103240) of The Variable Annuity Life Insurance Company Separate Account A filed on April 27, 2015, Accession No. 0001193125-15-149785.

/(12)/Incorporated by reference to Post-Effective Amendment No. 44 to Form N-4
      (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on April 30, 2014, Accession No. 0001193125-14-172469.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The directors and principal officers of the Company are set forth below. The business address of each officer and director is 2919 Allen Parkway, Houston, Texas 77019, unless otherwise noted.

NAMES POSITIONS AND OFFICES HELD WITH DEPOSITOR
-----------------------------------------------

Robert S. Schimek (3)     Director, Chairman, President
Kevin T. Hogan (3)        Director and Chief Executive Officer
Jana W. Greer (2)         Director, President Group Retirement
Mary Jane B. Fortin       Director, Vice Chairman, Executive Vice President and Chief Financial Officer
Glenn R. Harris           Executive Vice President
Robert J. Scheinerman     Executive Vice President, Individual Retirement
Jesus C. Zaragoza         Senior Vice President and Life Controller
Michael P. Harwood        Director, Senior Vice President, Chief Actuary & Corporate Illustration Actuary
Thomas J. Diemer          Director, Senior Vice President and Chief Risk Officer
Randall W. Epright        Senior Vice President and Chief Information Officer
Deborah A. Gero (1)       Director, Senior Vice President and Chief Investment Officer
Kyle L. Jennings          Senior Vice President and Chief Compliance Officer
Stephen A. Maginn (1)     Director, Senior Vice President and Chief Distribution Officer
John Q. Doyle (3)         Director
Jeffrey M. Farber (3)     Director
Tim W. Still              Senior Vice President and Chief Operations Officer
Craig A. Buck (6)         Senior Vice President, Capital Management
Yoav Tamir (1)            Senior Vice President, Market Risk Management
Christine A. Nixon (1)    Senior Vice President
Joseph P. McKernan        Senior Vice President
Charles Beam              Vice President and Assistant Controller
Katherine L. Stoner       Vice President, Chief Compliance Officer, Investment Advisor and 38a-1 Compliance Officer
David S. Jorgensen        Vice President and Controller
Gloria Beissinger         Vice President and Treasurer
Jim A. Coppedge           Vice President, General Counsel and Assistant Secretary
Julie Cotton Hearne       Vice President and Secretary
Gavin D. Friedman (1)     Vice President and Litigation Officer
Tracey E. Harris          Vice President, Product Filing
Frank Kophamel            Vice President and Appointed Actuary
Mallary L. Reznik (1)     Vice President and Assistant Secretary
T. Clay Spires            Vice President and Tax Officer
Marla S. Campagna (4)     Vice President

Manda Ghaferi (1)        Vice President
Keith C. Honig (4)       Vice President
Jennifer P. Powell       Anti-Money Laundering and Office of Foreign Asset Control Officer
Virginia N. Puzon (1)    Assistant Secretary
Cris Thomas              Assistant Secretary
Rosemary Foster          Assistant Secretary
Barry A. Hopkins (7)     Assistant Tax Officer
Laszlo Kulin (5)         Investment Tax Officer
Alireza Vaseghi (5)      Managing Director and Chief Operating Officer, Institutional Markets
Melissa H. Cozart        Privacy Officer

(1)  1 SunAmerica Center, 1999 Avenue of the Stars, Los Angeles, CA 90067
(2)  21650 Oxnard Street, Woodland Hills, CA 91367
(3)  175 Water Street, NY, NY 10038
(4)  777 S. Figueroa St. Los Angeles, CA 90017
(5)  80 Pine Street, NY, NY 10005
(6)  1650 Market Street, Philadelphia, PA 1910
(7)  2000 American General Way, Brentwood, TN 37027

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Registrant is a separate account of The Variable Annuity Life Insurance Company ("Depositor"). The Depositor is an indirect wholly-owned subsidiary of American International Group, Inc. An organizational chart for American International Group, Inc. can be found as Exhibit 21 in American International Group, Inc.'s Form 10-K, SEC file Number 001-08787, accession number 0000005272-15-000002, filed February 20, 2015. Exhibit 21 is incorporated herein by reference.

ITEM 27. NUMBER OF CONTRACT OWNERS

As of February 28, 2015, a date within 90 days prior to the date of filing, VALIC Separate Account A, the Registrant, offered the following contracts in connection with this Registration Statement: 102 non-qualified contracts and 20,770 qualified contracts.

ITEM 28. INDEMNIFICATION

Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

To the full extent authorized by law, the corporation shall indemnify any person made, or threatened to be made, a party to an action or proceeding, whether criminal or civil, by reason of the fact that he, his testator or intestate is or was a director or officer of the corporation or serves or served in any capacity in any other corporation at the request of the corporation. Nothing contained herein shall affect any rights to indemnification to which corporate personnel other than directors and officers may be entitled by contract or otherwise under law.

ITEM 29.PRINCIPAL UNDERWRITERS

(a) Other Activity. Registrant's principal underwriter, AIG Capital Services,
    --------------
Inc., also acts as principal underwriter for the following investment companies:

   AMERICAN GENERAL LIFE INSURANCE COMPANY
   Variable Separate Account
   Variable Annuity Account One
   Variable Annuity Account Two
   Variable Annuity Account Four
   Variable Annuity Account Five
   Variable Annuity Account Seven
   Variable Annuity Account Nine
   Separate Account A
   Separate Account D
   Separate Account I
   Separate Account II
   Separate Account VA-1
   Separate Account VA-2
   Separate Account VL-R
   Separate Account VUL
   Separate Account VUL-2
   AG Separate Account A

   THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK FS Variable Separate Account
   FS Variable Annuity Account One
   FS Variable Annuity Account Two
   FS Variable Annuity Account Five
   Separate Account USL VA-R
   Separate Account USL VL-R
   Separate Account USL A
   Separate Account USL B

(b) The following persons are the officers and directors of AIG Capital Services, Inc., the principal underwriter of the separate account

NAME AND PRINCIPAL      POSITION AND OFFICES WITH UNDERWRITER AIG
BUSINESS ADDRESS*       CAPITAL SERVICES, INC.

Peter A. Harbeck        Director
James T. Nichols        Director, President and Chief Executive Officer
Stephen Maginn(1)       Director, Senior Vice President
James A. Nichols        Chief Executive Officer, President and Director
Rebecca Snider          Chief Compliance Officer
Frank Curran            Vice President, Controller, Financial Operations
                        Principal, Chief Financial Officer and Treasurer
Michel E. Treske (2)    Chief Distribution Officer
Mallary Reznik(1)       Vice President
John T. Genoy           Vice President
Christine A. Nixon (1)  Secretary
Virginia Puzon (1)      Assistant Secretary

* Unless otherwise indicated, the principal business address of AIG Capital Services, Inc. and of each of the above individuals is Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311.

          (1)  1999 Avenue of the Stars, Los Angeles, CA 90067

          (2)  21650 Oxnard Street, Woodland Hills, CA 91367

     (c)  Not Applicable.

ITEM 30.LOCATION OF ACCOUNTS AND RECORDS

The books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 (the "Act") and the Rules promulgated thereunder will be in the physical possession of:

   The Variable Annuity Life Insurance Company
   Attn: Operations Administration
   2929 Allen Parkway
   Houston, Texas 77019

ITEM 31. MANAGEMENT SERVICES

There have been no management-related services provided to the separate account for the last three fiscal years.

ITEM 32.UNDERTAKINGS

a. VALIC hereby commits itself, on behalf of the contract owners, to the following undertakings:

     1. To file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

     2. To include as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information;

     3. To deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

b. The Company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Company.

c.   Additional Commitments

The Tax Reform Act of 1986 added to the Internal Revenue Code a new section 403(b)(11) which applies to tax years beginning after December 31, 1988. This paragraph provides that withdrawal restrictions apply to contributions made and interest earned subsequent to December 31, 1988. Such restrictions require that distributions not begin before age 59 1/2, separation from service, death, disability, or hardship (only employee contributions without accrued interest may be withdrawn in case of hardship). These withdrawal restrictions appear in the Section "Federal Tax Matters" in either the prospectus or the Statement of Additional Information for contracts of this Registration Statement. The Company relies on a no-action letter issued by the Securities and Exchange Commission on November 28, 1988 stating that no enforcement action would be taken under sections 22(e), 27(c)(1), or 27(d) of the Act if, in effect, the Company permits restrictions on cash distributions from elective contributions to the extent necessary to comply with section 403(b)(11) of the Internal Revenue Code in accordance with the following conditions:

     (1) Include appropriate disclosure regarding the redemption restrictions imposed by section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

     (2) Include appropriate disclosure regarding the redemption restrictions imposed by section 403(b)(11) in any sales literature used in connection with the offer of the contract;

     (3) Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by section 403(b)(11) to the attention of the potential participants;

     (4) Obtain from each plan participant who purchases a section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by section 403(b)(11), and (2) the investment alternatives available under the employer's section 403(b) arrangement, to which the participant may elect to transfer his contract value.

The Company has complied, and is complying, with the provisions of paragraphs
(1)-(4) above.

The Company relies on Rule 6c-7 of the Act which states that a registered separate account, and any depositor of or underwriter for such account, shall be exempt from the provisions of sections 22(e), 27(c)(1) and 27(d) of the Act with respect to a contract participating in this account to the extent necessary to permit compliance with the Texas Optional Retirement Program (Program) in accordance with the following conditions:

     (a) include appropriate disclosure regarding the restrictions on redemption imposed by the Program in each registration statement, including the prospectus, used in connection with the Program;

     (b) include appropriate disclosure regarding the restrictions on redemption imposed by the Program in any sales literature used in connection with the offer of the contract to Program participants;

     (c) instruct salespeople who solicit Program participants to purchase the contract specifically to bring the restrictions on redemption imposed by the Program to the attention of potential Program participants;

     (d) obtain from each Program participant who purchases the contract in connection with the Program, prior to or at the time of such purchase, a signed statement acknowledging the restrictions on redemption imposed by the Program.

The Company has complied, and is complying, with the provisions of paragraphs
(a)-(d) above.

The Company relies on an order issued by the Securities and Exchange Commission on May 19, 1993 exempting it from the provisions of section 22(e), 27(c)(1) and 27(d) of the Act with respect to a contract participating in this account to the extent necessary to permit compliance with the Optional Retirement Program of the State University System of Florida ("Florida ORP") as administered by the Division of Retirement of the Florida Department of Management Services ("Division") in accordance with the following conditions:

     (a) include appropriate disclosure regarding the restrictions on redemption imposed by the Division in each registration statement, including the prospectus, relating to the contracts issued in connection with the Florida ORP;

     (b) include appropriate disclosure regarding the restrictions on redemption imposed by the Division in any sales literature used in connection with the offer of contracts to eligible employees;

     (c) instruct salespeople who solicit eligible employees to purchase the contracts specifically to bring the restrictions on redemption imposed by the Division to the attention of the eligible employees;

     (d) obtain from each participant in the Florida ORP who purchases a contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding: (i) of the restrictions on redemption imposed by the Division, and (ii) that other investment alternatives are available under the Florida ORP, to which the participant may elect to transfer his or her contract values.

The Company has complied, and is complying, with the provisions of paragraphs
(a)-(d) above.

Undertakings of the Depositor
-----------------------------

During any time there are insurance obligations outstanding and covered by the guarantee issued by the American Home Assurance Company ("American Home Guarantee Period"), filed as an exhibit to this Registration Statement (the "American Home Guarantee"), the Depositor hereby undertakes to provide notice to contract owners promptly after the happening of significant events related to the American Home Guarantee.

These significant events include: (i) termination of the American Home Guarantee that has a material adverse effect on the contract owner's rights under the American Home Guarantee; (ii) a default under the American Home Guarantee that has a material adverse effect on the contract owner's rights under the American Home Guarantee; or (iii) the insolvency of American Home Assurance Company ("American Home").

Depositor hereby undertakes during the American Home Guarantee Period to cause Registrant to file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the current annual audited statutory financial statements of American Home in the Registration Statement are updated to be as of a date not more than 16 months prior to the effective date of the Registration Statement, and to cause Registrant to include as an exhibit to this Registration Statement the consent of the independent registered public accounting firm of American Home regarding such financial statements.

During the American Home Guarantee Period, the Depositor hereby undertakes to include in the prospectus to contract owners an offer to supply the Statement of Additional Information which shall contain the annual audited statutory financial statements of American Home, free of charge upon a contract owner's request.

As of December 29, 2006 at 4:00 p.m. Eastern time (the "Point of Termination"), the American Home Guarantee was terminated for prospectively issued contracts. The American Home Guarantee will not cover any contracts with a date of issue later than the Point of Termination. The American Home Guarantee will continue to cover contracts with a date of issue earlier than the Point of Termination until all insurance obligations under such contracts are satisfied in full.

                                  SIGNATURES

As required by The Securities Act of 1933 and The Investment Company Act of 1940, the Registrant, The Variable Annuity Life Insurance Company Separate Account A certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this amended Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Houston, and State of Texas on this 30/th/ day of April, 2015.

                         THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                         SEPARATE ACCOUNT A
                         (Registrant)

                         BY: THE VARIABLE ANNUITY LIFE INSURANCE COMPANY (On behalf of the Registrant and itself)

                         BY:  MARY JANE B. FORTIN
                              --------------------------------------------------
                              Mary Jane B. Fortin
                              Executive Vice President
                                  and Chief Financial Officer

   As required by The Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURE                               TITLE                          DATE
---------                               -----                          ----

*ROBERT S. SCHIMEK      Director, Chairman and President          April 30, 2015
------------------      (Designated Principal Officer)
ROBERT S. SCHIMEK

*THOMAS J. DIEMER       Director, Senior Vice President and       April 30, 2015
-----------------       Chief Risk Officer
THOMAS J. DIEMER

*JOHN Q. DOYLE          Director                                  April 30, 2015
--------------
JOHN Q. DOYLE

*JEFFREY M. FARBER      Director                                  April 30, 2015
------------------
JEFFREY M. FARBER

/s/ MARY JANE B. FORTIN Director, Vice Chairman, Executive        April 30, 2015
----------------------- Vice President and Chief Financial
MARY JANE B. FORTIN     Officer

*DEBORAH A. GERO        Director, Senior Vice President and       April 30, 2015
----------------        Chief Investment Officer
DEBORAH A. GERO

*JANA W. GREER          Director and President - Group            April 30, 2015
--------------          Retirement
JANA W. GREER

*MICHAEL P. HARWOOD     Director, Senior Vice President, Chief    April 30, 2015
-------------------     Actuary and Corporate Illustration
MICHAEL P. HARWOOD      Actuary

*KEVIN T. HOGAN         Director and Chief Executive Officer      April 30, 2015
---------------
KEVIN T. HOGAN

*STEPHEN A. MAGINN      Director, Senior Vice President and       April 30, 2015
------------------      Chief Distribution Officer
STEPHEN A. MAGINN

*DAVID S. JORGENSEN     Vice President and Controller             April 30, 2015
-------------------
DAVID S. JORGENSEN

/s/ MANDA GHAFERI       Attorney-In-Fact                          April 30, 2015
-----------------
*MANDA GHAFERI

                                  SIGNATURES

   American Home Assurance Company has caused this amended Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York on the 30 day of April, 2015.

                                             AMERICAN HOME ASSURANCE COMPANY

                                             BY:  Lawrence J. Moloney
                                                  ------------------------------
                                                  LAWRENCE J. MOLONEY
                                                  STATUTORY CONTROLLER
                                                    AND VICE PRESIDENT

This amended Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                              Title                          Date
---------                              -----                          ----

*ALEXANDER R. BAUGH     Director                                 April 30, 2015
-------------------
ALEXANDER R. BAUGH

*JAMES BRACKEN          Director                                 April 30, 2015
--------------
JAMES BRACKEN

*TIMOTHY D. CARTER      Director                                 April 30, 2015
------------------
TIMOTHY D. CARTER

*JOSEPH D. COOK         Director, Senior Vice President and      April 30, 2015
---------------         Chief Financial Officer
JOSEPH D. COOK

*JOHN Q. DOYLE          Director                                 April 30, 2015
--------------
JOHN Q. DOYLE

*JEFFREY M. FARBER      Director                                 April 30, 2015
------------------
JEFFREY M. FARBER

                        Director                                 April __, 2015
-----------------
STEPHEN J. GRABEK

                        Director                                 April __, 2015
-----------------
KIMBERLY M. HANNA

*KEVIN T. HOGAN         Director                                 April 30, 2015
---------------
KEVIN T. HOGAN

*RALPH W. MUCERINO      Director                                 April 30, 2015
------------------
RALPH W. MUCERINO

                        Director                                 April __, 2015
-----------------
ALESSANDREA QUANE

*ROBERT S. SCHIMEK      Director, President and Chief            April 30, 2015
------------------      Executive Officer
ROBERT S. SCHIMEK

*CHRISTOPHER L. SPARRO  Director                                 April 30, 2015
----------------------
CHRISTOPHER L. SPARRO

* BY:  Joseph D. Cook
       ---------------------------------------------
       JOSEPH D. COOK
       ATTORNEY-IN-FACT
       (Exhibit 14(b) to the Registration Statement)

                               Index of Exhibits
                               -----------------
Exhibit No.

10.    Consent of Independent Registered Public Accounting Firm
       PricewaterhouseCoopers LLP

14(a). Powers of Attorney -- The Variable Annuity Life Insurance Company